As filed with the Securities and Exchange	Registration No. 033-59261
Commission on April 19, 2013	Registration No. 811-05626

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 45	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	[X]
(Check appropriate box or boxes)

SEPARATE ACCOUNT B
(Exact Name of Registrant)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
(Name of Depositor)
1475 Dunwoody Drive
West Chester, Pennsylvania 19380-1478
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, including Area Code: (610) 425-3400

Nicholas Morinigo, Esq.
ING Americas (U.S. Legal Services)
1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478
(610) 425-3447

(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ X ]	on May 1, 2013 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-
effective amendment.

Title of Securities Being Registered:
Deferred Combination Variable and Fixed Annuity Contract
PART A

Supplement Dated May 1, 2013
To The Prospectus Dated May 1, 2013

ING DVA Plus

Issued by ING USA Annuity and Life Insurance Company
Through Its Separate Account B

This supplement updates the prospectus for your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our Customer Service Center at 1-800-366-0066.
The following information only affects you if you currently invest in the subaccount that corresponds to the Fidelity® VIP
Contrafund® Portfolio.

NOTICE OF AND IMPORTANT INFORMATION REGARDING A FUND SUBSTITUTION

The Securities and Exchange Commission issued an order to permit the ING USA Annuity and Life Insurance
Company and its Separate Account B to replace, effective on or about July 12, 2013 (the “Substitution Effective
Date”), the Fidelity® VIP Contrafund® Portfolio (“Replaced Fund”) with the ING Large Cap Growth Portfolio
(“Substitute Fund”).

The following lists important information regarding the upcoming fund substitution:
·	Prior to the Substitution Effective Date, and for thirty days thereafter you may transfer amounts allocated to the subaccount that invests in the Replaced Fund to any other available subaccount or any available fixed account free of charge, and any such transfer will not count as a transfer when imposing any applicable restrictions or limits on transfers (other than restrictions related to frequent or disruptive transfers).
·	On the Substitution Effective Date, your investment in the subaccount that invests in the Replaced Fund will automatically become an investment in the subaccount that invests in the Substitute Fund with an equal total net asset value.
·	You will not incur any fees or charges or any tax liability because of the substitution, and your Contract value immediately before the substitution will equal your Contract value immediately after the substitution.
·	The overall expenses of the Substitute Fund are less than the overall expenses of the Replaced Fund. The fees and expenses of the Substitute Fund are more fully described in the Substitute Fund’s summary prospectus.
·	The investment objective and policies of the Substitute Fund are similar to the investment objective and policies of the Replaced Fund. The investment objective of the Substitute Fund, along with information about the Substitute Fund's investment adviser/subadviser, are more fully described in the Substitute Fund’s summary prospectus.
·	Prior to the Substitution Effective Date you will be sent a fund summary prospectus for the Substitute
Fund. Read this summary prospectus carefully before deciding what to do with amounts allocated to the
Subaccount that invests in the Substitute Fund. If you have not received one, or if you need another copy, please contact our Customer Service Center at 1-800-366-0066.
·	After the Substitution Effective Date, the subaccount investing in the Replaced Fund will no longer be available through the Contract and there will be no further disclosure regarding it in any future Contract prospectus or supplements to the Contract prospectus.

ING USA Annuity and Life Insurance Company
Separate Account B of ING USA Annuity and Life Insurance Company

Deferred Combination Variable and Fixed Annuity Prospectus

ING GOLDENSELECT DVA Plus®

May 1, 2013

This prospectus describes ING GoldenSelect DVA Plus, a group and individual deferred variable annuity contract (the
“Contract”) issued by ING USA Annuity and Life Insurance Company (“ING USA,” the “Company,” “we,” “us” or
“our”). The Contract was available in connection with certain retirement plans that qualify for special federal income tax treatment (“qualified Contracts”) as well as those that did not qualify for such treatment (“non-qualified Contracts”). We do not currently offer this Contract for sale to new purchasers.

The Contract provides a means for you to invest your premium payments in one or more mutual fund investment portfolios. You may also allocate premium payments to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. For Contracts sold in some states, not all Fixed Interest Allocations or subaccounts are available. The investment portfolios available under your Contract are listed on the next page.

You have a right to return a Contract within 10 days after you receive it for a refund of the adjusted contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations.

Replacing an existing annuity with the Contract may not be beneficial to you. Your existing annuity may be subject to fees or penalties on surrender, and the Contract may have new charges.

This prospectus provides information that you should know before investing and should be kept for future reference. A
Statement of Additional Information (“SAI”), dated May 1, 2013 , has been filed with the Securities and
Exchange Commission (“SEC”). It is available without charge upon request. To obtain a copy of this document, write to our
Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC’s website
(http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in any subaccount through a Trust or Fund is not a bank deposit and is not insured or guaranteed by any bank or by the Federal Deposit Insurance Corporation or any other government agency.

We pay compensation to broker/dealers whose registered representatives sell the Contract. See “Other Contract
Provisions – Selling the Contract,” for further information about the amount of compensation we pay.

The investment portfolios are listed on the next page.

DVA PLUS

The investment portfolios currently open and available to new premiums and transfers under your Contract are:

BlackRock Global Allocation V.I. Fund (Class III)	ING Large Cap Growth Portfolio (Class ADV)
ING American Funds Asset Allocation Portfolio	ING Large Cap Value Portfolio (Class S)
ING American Funds Global Growth and Income Portfolio	ING Liquid Assets Portfolio (Class S)
ING American Funds International Growth and Income Portfolio	ING Marsico Growth Portfolio (Class S)
ING American Funds International Portfolio	ING MFS Total Return Portfolio (Class S)
ING American Funds World Allocation Portfolio (Class S)	ING MFS Utilities Portfolio (Class S)
ING Baron Growth Portfolio (Class S)	ING MidCap Opportunities Portfolio (Class S)
ING BlackRock Health Sciences Opportunities Portfolio (Class S)	ING Morgan Stanley Global Franchise Portfolio (Class S)
ING BlackRock Inflation Protected Bond Portfolio (Class S)	ING Multi-Manager Large Cap Core Portfolio (Class S)
ING BlackRock Large Cap Growth Portfolio (Class S)	ING Oppenheimer Global Portfolio (Class S)
ING Bond Portfolio	ING PIMCO High Yield Portfolio ( Class S)
ING Columbia Contrarian Core Portfolio (Class S)	ING PIMCO Total Return Bond Portfolio (Class S)
ING DFA World Equity Portfolio (Class S)
ING EURO STOXX 50® Index Portfolio (Class ADV)	ING Pioneer Mid Cap Value Portfolio (Class S)
ING FMRSM Diversified Mid Cap Portfolio (Class S)	ING Retirement Conservative Portfolio (Class ADV)
ING Franklin Income Portfolio (Class S)	ING Retirement Growth Portfolio (Class ADV)
ING Franklin Mutual Shares Portfolio (Class S)	ING Retirement Moderate Growth Portfolio (Class ADV)
ING Franklin Templeton Founding Strategy Portfolio (Class S)	ING Retirement Moderate Portfolio (Class ADV)
ING FTSE 100 Index® Portfolio (Class ADV)	ING Russell™ Large Cap Growth Index Portfolio (Class S)
ING Global Perspectives Portfolio (Class ADV)	ING RussellTM Large Cap Index Portfolio (Class S)
ING Global Resources Portfolio (Class ADV)	ING Russell™ Large Cap Value Index Portfolio (Class S)
ING Growth and Income Portfolio (Class ADV)	ING Russell™ Mid Cap Growth Index Portfolio (Class S)
ING Hang Seng Index Portfolio (Class S)	ING RussellTM Mid Cap Index Portfolio (Class S)
ING Intermediate Bond Portfolio (Class S)	ING RussellTM Small Cap Index Portfolio (Class S)
ING International Index Portfolio (Class S)	ING Small Company Portfolio (Class S)
ING Invesco Comstock Portfolio (Class S)	ING Templeton Foreign Equity Portfolio (Class S)
ING Invesco Equity and Income Portfolio (Class S)	ING Templeton Global Growth Portfolio (Class S)
ING Invesco Growth and Income Portfolio (Class S)	ING T. Rowe Price Capital Appreciation Portfolio (Class S)
ING Japan TOPIX Index® Portfolio (Class ADV)	ING T. Rowe Price Equity Income Portfolio (Class S)
ING JPMorgan Emerging Markets Equity Portfolio (Class S)	ING T. Rowe Price Growth Equity Portfolio (Class S)
ING JPMorgan Mid Cap Value Portfolio (Class S)	ING T. Rowe Price International Stock Portfolio (Class S)
ING JPMorgan Small Cap Core Equity Portfolio (Class S)	ING U. S. Bond Index Portfolio (Class S)
ING WisdomTreeSM Global High-Yielding Equity Index
Portfolio (Class S)*

* Effective July 12, 2013, the ING WisdomTreeSM Global High-Yielding Equity Index Portfolio will change its name to ING Global
Value Advantage Portfolio, and at that time will change its investment objective.

These investment portfolios comprise the subaccounts open to new premiums and transfers. More information can be found in the appendices. See Appendix A for all subaccounts and valuation information. Appendix B highlights each portfolio’s investment objective and adviser (and any subadviser or consultant), as well as indicates recent portfolio changes. If you received a summary prospectus for any of the underlying investment portfolios available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the portfolio's summary prospectus.

DVA PLUS

TABLE OF CONTENTS

Page
INDEX OF SPECIAL TERMS	1
FEES AND EXPENSES	2
CONDENSED FINANCIAL INFORMATION	5
ING USA SEPARATE ACCOUNT B	5
ING USA ANNUITY AND LIFE INSURANCE COMPANY	6
THE TRUSTS AND FUNDS	7
CHARGES AND FEES	8
THE ANNUITY CONTRACT	12
WITHDRAWALS	26
TRANSFERS AMONG YOUR INVESTMENTS (EXCESSIVE TRADING POLICY)	29
DEATH BENEFIT CHOICES	33
THE ANNUITY OPTIONS	38
OTHER CONTRACT PROVISIONS	40
OTHER INFORMATION	43
FEDERAL TAX CONSIDERATIONS	44
STATEMENT OF ADDITIONAL INFORMATION	55
APPENDIX A – Condensed Financial Information	A1
APPENDIX B – The Investment Portfolios	B1
APPENDIX C – Fixed Account I	C1
APPENDIX D – Fixed Interest Division	D1
APPENDIX E – Surrender Charge for Excess Withdrawals Example	E1

DVA PLUS

INDEX OF SPECIAL TERMS

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

Special Term	Page
Accumulation Unit	5
Annual Ratchet Enhanced Death Benefit	35
Annuitant	13
Annuity Start Date	13
Cash Surrender Value	17
Claim Date	33
Contract Date	12
Contract Owner	12
Contract Value	16
Contract Year	12
Covered Fund	8
Earnings Multiplier Benefit	36
Excluded Funds	8
Free Withdrawal Amount	9
Max 7 Enhanced Death Benefit	36
Net Investment Factor	5
Net Rate of Return	5
Restricted Funds	7
Rider Date	18
7% Solution Enhanced Death Benefit	34
Special Funds	8
Standard Death Benefit	34

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

Term Used in This Prospectus	Corresponding Term Used in the Contract
Accumulation Unit Value	Index of Investment Experience
Annuity Start Date	Annuity Commencement Date
Contract Owner	Owner or Certificate Owner
Contract Value	Accumulation Value
Transfer Charge	Excess Allocation Charge
Fixed Interest Allocation	Fixed Allocation
Free Look Period	Right to Examine Period
Guaranteed Interest Period	Guarantee Period
MGIB Benefit Base	MGIB Charge Base
Subaccount(s)	Division(s)
Net Investment Factor	Experience Factor
Regular Withdrawals	Conventional Partial Withdrawals
Withdrawals	Partial Withdrawals

DVA PLUS

1

FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.
The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses[1]
Surrender Charge:
Complete Years Elapsed	0	1	2	3	4	5	6	7+
Since Premium Payment
Surrender Charge	7%	7%	6%	5%	4%	3%	1%	0%
Transfer Charge[2]						$25 per transfer, if you make more
than 12 transfers in a contract year
Overnight Charge[3]						$20

1 If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.

2 We currently do not impose this charge, but may do so in the future.

3 You may choose to have this charge deducted from the net amount of a withdrawal you would like sent to you by overnight delivery service.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

Annual Contract Administrative Charge[1]	$40
(We waive this charge if the total of your premium payments is $100,000 or more or if your contract value at the end of a contract year is $100,000 or more.)

1 We deduct this charge on each contract anniversary and on surrender.

Separate Account Annual Charges[1]

	Standard	Enhanced Death Benefits
	Death	Annual
	Benefit	Ratchet	7% Solution	Max 7
Mortality & Expense Risk Charge	1.15%	1.40%	1.50%	1.60%
Asset-Based Administrative Charge	0.15%	0.15%	0.15%	0.15%
Total	1.30%	1.55%	1.65%	1.75%

1 As a percentage of average daily assets in each subaccount. The Separate Account Annual Charges are deducted daily.
Earnings Multiplier Benefit Rider Charge[1]

As an Annual Charge	As a Quarterly Charge
0.30% of contract value	0.08% of contract value

1 We deduct the rider charge from the subaccounts in which you are invested on each quarterly contract anniversary and pro-
rata on termination of the Contract; if the value in the subaccounts is insufficient, the rider charge will be deducted from the
Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

DVA PLUS

2

Optional Rider Charges[1]
Minimum Guaranteed Accumulation Benefit rider:

Waiting Period	As an Annual Charge	As a Quarterly Charge
10 Year	0.65% of MGAB Charge Base	0.17% of the MGAB Charge Base[2]
20 Year	0.65% of MGAB Charge Base	0.17% of the MGAB Charge Base

1 We deduct optional rider charges from the subaccounts in which you are invested on each quarterly contract anniversary and pro-rata on termination of the Contract. If the value in the subaccounts is insufficient, the optional rider charges will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value
Adjustment. You may add only one optional benefit rider to your Contract.

2 The MGAB Charge Base is the total of premiums added during the two-year period commencing on the rider date if you purchase the rider on the contract date, or, your contract value on the rider date plus premiums added during the two-year period commencing on the rider date if you purchased the rider after the contract date, reduced pro-rata for all withdrawals taken while the MGAB rider is in effect, and reduced pro-rata for transfers made during the three year period before the
MGAB Date. The MGAB Charge Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of premium (or contract value), subsequent allocation of eligible premium, withdrawals and transfers. Withdrawals and transfers may reduce the applicable MGAB Charge Base by more than the amount withdrawn or transferred.

Minimum Guaranteed Income Benefit rider:

MGIB Rate	As an Annual Charge	As a Quarterly Charge
7%	0.75% of the MGIB Charge Base	0.19% of the MGIB Charge Base[3]

3 The MGIB Charge Base generally depends on the amount of premiums you pay during the first five contract years after you purchase the rider, when you pay the premiums, less a pro-rata deduction for any withdrawal made while the MGIB rider is in effect and accumulated at the MGIB Rate. The MGIB Charge Base is tracked separately for Covered, Special and Excluded
Funds, based on initial allocation of premium (or contract value), subsequent allocation of eligible premium, withdrawals and transfers. Withdrawals and transfers between Covered, Special and Excluded Funds may reduce the applicable MGIB Charge
Base by more than the amount withdrawn or transferred.

Minimum Guaranteed Withdrawal Benefit rider:

As an Annual Charge	As a Quarterly Charge
0.65% of the MGWB Eligible Payment Amount	0.17% of the MGWB Eligible Payment Amount[4]

4 The MGWB Eligible Payment Amount is (i) the total of premiums paid during the two-year period commencing on the rider date if you purchase the rider on the contract date; or (ii) your contract value on the rider date plus subsequent premiums paid during the two-year period commencing on the rider date.

Trust or Fund Expenses
The next item shows the minimum and maximum total operating expenses charged by the Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund’s fees and expenses is contained in the prospectus for each Trust or Fund.

Total Annual Trust or Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Trust or Fund assets, including
management fees, distribution and/or service (12b-1) fees[1,2] , and	0.53%	1.85%
other expenses):

1 The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets.
Any such fees deducted from fund assets are disclosed in the Fund or Trust prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above.

DVA PLUS

3

2 No Trust or Fund currently charges a redemption fee. For more information about redemption fees, please see “Charges and Fees – Charges Deducted from the Contract Value – Redemption Fees.”

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the example below.

Example:
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Trusts or Funds.
Specifically, the Example assumes election of the Max 7 Enhanced Death Benefit and election of the earnings multiplier benefit rider with a charge of 0.30% of the contract value annually. The Example reflects the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of
0.04% of assets. The Example also assumes you elected an optional benefit rider with the highest cost, an assumed charge of
1.14% annually, where the rider base is equal to the initial premium and increases by 7% annually, and the rider charge is assessed each quarter on a base equal to the hypothetical $10,000 premium increasing at 7% per year. The assumed annual rider charge of 1.14% results from the assumption of a 7% annual increase in the rider base but only a 5% earnings increase in the contract value before expenses. Thus, 1.14% represents an annual charge over the 10-year period which is equivalent to a charge of 0.19% of rider base per quarter over the same period. Note that surrender charges may apply if you choose to annuitize your Contract within the first 3 contract years, and under certain circumstances, within the first 7 contract years.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,171	2,034	2,824	5,032
2) If you annuitize at the end of the applicable time period:
1 year	3 years	5 years	10 years
471	1,434	2,424	5,032
3) If you do not surrender your contract:
1 year	3 years	5 years	10 years
471	1,434	2,424	2,032

Compensation is paid for the sale of the Contracts. For information about this compensation, see “Selling the Contract.”

Fees Deducted by the Funds

Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. Please refer to the fund prospectuses for more information and to learn more about additional factors.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses. Please see “Charges and Fees – Trust and Fund Expenses” for more information.

DVA PLUS

4

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers.
Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the affiliated investment adviser. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. Please see
“Charges and Fees – Trust and Fund Expenses” for more information.

How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

CONDENSED FINANCIAL INFORMATION

Accumulation Unit
We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

Tables containing (i) the accumulation unit value history of each subaccount of ING USA Separate Account B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in Appendix A - Condensed
Financial Information – for the lowest and highest combination of asset-based charges. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the Contract.
Complete information is available in the SAI.

The Net Investment Factor
The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

1)	We take the net asset value of the subaccount at the end of each business day.
2)	We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.
3)	We divide (2) by the net asset value of the subaccount at the end of the preceding business day.
4)	We then subtract the applicable daily charges from the subaccount: the mortality and expense risk charge; the asset-based administrative charge and any optional rider charges.

Calculations for the subaccounts are made on a per share basis.

The Net Rate of Return equals the Net Investment Factor minus one.

Financial Statements
The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Separate Account B and the financial statements and the related notes to financial statements for ING USA Annuity and Life Insurance Company are included in the Statement of Additional Information.

ING USA SEPARATE ACCOUNT B

ING USA Separate Account B (“Separate Account B”) was established as a separate account of the Company on July 14, 1988.
It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940
Act”). Separate Account B is a separate investment account used for our variable annuity contracts. We own all the assets in
Separate Account B but such assets are kept separate from our other accounts.

DVA PLUS

5

Separate Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of a Trust or Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by
Separate Account B. If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

Note: Other variable annuity contracts invest in Separate Account B, but are not discussed in this prospectus.

Separate Account B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see “The Annuity Contract —
Addition, Deletion or Substitution of Subaccounts and Other Changes.”

ING USA ANNUITY AND LIFE INSURANCE COMPANY

ING USA Annuity and Life Insurance Company (“ING USA”) is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc.
(“Lion Connecticut”), which in turn is a wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial services holding company based in The Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New
York, and the District of Columbia. Although we are a subsidiary of ING, ING is not responsible for the obligations under the
Contract. The obligations under the Contract are solely the responsibility of ING USA Annuity and Life Insurance Company.

Directed Services LLC, the distributor of the Contracts and the investment manager of the ING Investors Trust, is also a wholly owned indirect subsidiary of ING. ING also indirectly owns ING Investments, LLC and ING Investment Management Co.
LLC, portfolio managers of the ING Investors Trust and the investment managers of the ING Variable Insurance Trust, ING
Variable Products Trust and ING Variable Product Portfolios, respectively.
Pursuant to an agreement with the European Commission
(“EC”), ING has announced its intention to divest itself of ING U.S., Inc. and its subsidiaries, including the Company (“ING
U.S.”), which constitutes ING’s U.S.-based retirement, investment management and insurance operations. Under the agreement with the EC, ING is required to divest itself of at least 25% of ING U.S. by the end of 2013, more than 50% by the end of 2014 and 100% by the end of 2016. While all options for effecting the separation from ING remain open, ING has announced that the base case for this separation includes an initial public offering (“IPO”) of ING U.S., and in connection with the proposed IPO of its common stock ING U.S. filed a registration statement on Form S-1 with the SEC in November 2012, which was amended in January, March and April 2013. While the base case for the separation is an IPO, all options remain open and it is possible that ING’s divestment of ING U.S. may take place by means of a sale to a single buyer or group of buyers.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

DVA PLUS

6

Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-regulatory authorities. Specifically, U.S. federal income tax law imposes requirements relating to nonqualified annuity product design, administration, and investments that are conditions for beneficial tax treatment of such products under the Internal Revenue
Code. (See “Federal Tax Considerations” for further discussion of some of these requirements.) Failure to administer certain nonqualified contract features (for example, contractual annuity start dates in nonqualified annuities) could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution, and administration. Failure to meet any of these complex tax, securities, or insurance requirements could subject the Company to administrative penalties, unanticipated remediation, or other claims and costs.

THE TRUSTS AND FUNDS

You will find information about the Trusts and Funds currently available under your Contract in Appendix B — The
Investment Portfolios. A prospectus containing more complete information on each Trust or Fund may be obtained by calling our Customer Service Center at 800-366-0066. You should read the prospectus carefully before investing.

Certain funds are designated as “Master-Feeder” or “fund of funds.” Funds offered in a Master-Feeder structure (such as the
American Funds) or fund of funds structure (such as the Retirement Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. See “Trust and Fund Expenses.” Consult with your investment professional to determine if the Portfolios may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your investment strategy.

If, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts or Funds conflict, we, the Boards of Trustees or Directors of the Trusts or Funds, and any other insurance companies participating in the Trusts or Funds will monitor events to identify and resolve any material conflicts that may arise.

Restricted Funds
We may, with 30 days notice to you, designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may also change the limitations on existing contracts with respect to new premiums added to investment portfolios and with respect to new transfers to investment portfolios. We may establish any limitations, at our discretion, as a percentage of premium or contract value, or as a specified dollar amount, and change the limitation at any time. Currently, we have not designated any investment option as a Restricted Fund. If we designate an investment option as a Restricted Fund or set applicable limitations, such change will apply only to transactions made after the designation.

We limit your investment in the Restricted Funds on an aggregate basis for all Restricted Funds and for each individual
Restricted Fund. Currently, we limit an investment in Restricted Funds to the following limitations: no more than
$999,999,999, and no more than 30 percent of contract value. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.g. premium payments, reallocations, withdrawals, dollar cost averaging). If the contract value in the Restricted Funds has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of contract value from the
Restricted Funds. However, if the contract value in the Restricted Funds exceed the aggregate limit, if you take a withdrawal, it must come from either the Restricted Funds or pro-rata from all investment options in which contract value is allocated, so that the percentage of contract value in the Restricted Funds following the withdrawal is less than or equal to the percentage of contract value in the Restricted Funds prior to the withdrawal.

We will not permit a transfer to the Restricted Funds if it would increase the contract value in the Restricted Fund or in all
Restricted Funds to more than the applicable limits set forth above. We will not limit transfers from Restricted Funds. If the multiple reallocations lower the percentage of total contract value in Restricted Funds, we will permit the reallocation even if the percentage of contract value in a Restricted Fund is greater than its limit.

Please see “Withdrawals” and “Transfers Among Your Investments (Excessive Trading Policy)” in this prospectus for more information on the effect of Restricted Funds.

DVA PLUS

7

Covered Funds, Special Funds and Excluded Funds
For purposes of determining death benefits and benefits under the optional benefit riders (but not the earnings multiplier benefit rider), we assign the investment options to one of three categories of funds. The categories are:

1)	Covered Funds;
2)	Special Funds; and
3)	Excluded Funds.

Allocations to Covered Funds participate fully in all guaranteed benefits. Allocations to Special Funds could affect the death benefit and/or optional benefit rider guarantee that may otherwise be provided. Allocations to Excluded Funds do not participate in any guaranteed benefits, due to their potential for volatility. No investment options are currently designated as
Excluded Funds.

Designation of investment options under these categories may vary by benefit. For example, we may designate an investment option a Special Fund for purposes of calculating a benefit under an optional benefit rider, but not a death benefit, or for calculating one death benefit and not another. We may, with 30 days notice to you, designate any investment option as a
Special or Excluded Fund with respect to new premiums added to such investment option and also with respect to new transfers to such investment option.

CHARGES AND FEES

We deduct the Contract charges described below to compensate us for our costs and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administering the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. Some of the charges are for optional riders, so they are only deducted if you elect to purchase the rider. The amount of a Contract charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. If there are any profits from fees and charges deducted under the
Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts.

Charge Deduction Subaccount
You may elect to have all charges, except daily charges, against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Liquid Assets subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, we will deduct the charges as discussed below. You may cancel this option at any time by sending notice to our Customer Service Center in a form satisfactory to us.

Charges Deducted from the Contract Value We deduct the following charges from your contract value:

Surrender Charge. We will deduct a contingent deferred sales charge (a “surrender charge”) if you surrender your
Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 7-year period from the date we receive and accept a premium payment. We base the surrender charge on a percentage of each premium payment withdrawn.
The surrender charge is based on the amount requested for withdrawal. The surrender charge is deducted from the contract value remaining after you have received the amount requested for withdrawal. This charge is intended to cover sales expenses that we have incurred. We may reduce or waive the surrender charge in certain situations. We will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

Complete Years Elapsed	0	1	2	3	4	5	6	7+
Since Premium Payment
Surrender Charge	7%	7%	6%	5%	4%	3%	1%	0%

DVA PLUS

8

Waiver of Surrender Charge for Extended Medical Care. We will waive the surrender charge in most states in the following events: (i) you begin receiving qualified extended medical care on or after the first contract anniversary for at least
45 days during a 60-day period and we receive your request for the surrender or withdrawal, together with all required documentation at our Customer Service Center during the term of your care or within 90 days after the last day of your care; or
(ii) you are first diagnosed by a qualified medical professional, on or after the first contract anniversary, as having a qualifying terminal illness. We have the right to require an examination by a physician of our choice. If we require such an examination, we will pay for it. You are required to send us satisfactory written proof of illness. See your Contract for more information.
The waiver of surrender charge may not be available in all states.

Free Withdrawal Amount. The Free Withdrawal Amount in any contract year is 15% of your contract value on the date of withdrawal less any withdrawals during that contract year.

Surrender Charge for Excess Withdrawals. We will deduct a surrender charge for excess withdrawals, which may include a withdrawal you make to satisfy required minimum distribution requirements under the Internal Revenue Code of
1986, as amended (the “Tax Code”). We consider a withdrawal to be an excess withdrawal when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount. When you are receiving systematic withdrawals, any combination of regular withdrawals and systematic withdrawals taken will be included in determining the amount of the excess withdrawal.
Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax. We will deduct such charges from the contract value in proportion to the contract value in each subaccount or Fixed Interest Allocation from which the excess withdrawal was taken. In instances where the excess withdrawal equals the entire contract value in such subaccounts or Fixed Interest Allocations, we will deduct charges proportionately from all other subaccounts and Fixed Interest Allocations in which you are invested. Any withdrawal from a
Fixed Interest Allocation more than 30 days before its maturity date will trigger a Market Value Adjustment. See
Appendix C for more information.

For the purpose of calculating the surrender charge for an excess withdrawal: (i) we treat premiums as being withdrawn on a first-in, first-out basis; and (ii) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in Appendix E. Although we treat premium payments as being withdrawn before earnings for purpose of calculating the surrender charge for excess withdrawals, the federal tax law treats earnings as withdrawn first.

Premium Taxes. We may charge for state and local premium taxes depending on your state of residence. These taxes can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value (or from the MGIB Base, if exercised) on the annuity start date.
However, some jurisdictions impose a premium tax at the time initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract, when you take an excess withdrawal or on the annuity start date.

Administrative Charge. We deduct an annual administrative charge on each Contract anniversary. If you surrender your
Contract prior to a Contract anniversary, we deduct an administrative charge when we determine the cash surrender value payable to you. The charge is $40 per Contract. We waive this charge if your contract value is $100,000 or more at the end of a contract year or the total of your premium payments is $100,000 or more, or under other conditions established by ING USA.
We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

Transfer Charge. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. The charge will not apply to any transfers due to the election of dollar cost averaging or automatic rebalancing.

Overnight Charge. You may elect to have a $20 overnight charge deducted from the net amount of a withdrawal you would like sent to you by overnight delivery service.

Redemption Fees. If applicable, we may deduct the amount of any redemption fees imposed by the underlying portfolios as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

DVA PLUS

9

Charges Deducted from the Subaccounts

Mortality and Expense Risk Charge. The amount of the mortality and expense risk charge depends on the death benefit you have elected and on the category of contract owner to which you belong. We deduct the charge each business day based on the assets you have in each subaccount. If there are any profits from the mortality and expense risk charge, we may use such profits to finance the distribution of contracts.

		Annual Ratchet			7% Solution		Max 7
	Standard		Enhanced		Enhanced		Enhanced
	Death Benefit		Death Benefit		Death Benefit		Death Benefit
Annual	Annual Charge	Annual	Annual Charge	Annual	Annual Charge	Annual	Annual Charge
Charge	Expressed as	Charge	Expressed as	Charge	Expressed as	Charge	Expressed as
	Daily Rate		Daily Rate		Daily Rate		Daily Rate
1.15%	0.003169%	1.40%	0.003863%	1.50%	0.004141%	1.60%	0.004419%

Asset-Based Administrative Charge. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. We deduct the charge from your assets in each subaccount on each business day at the rate of 0.000411% for each day since the previous business day.

Earnings Multiplier Benefit Charge. Subject to state availability, you may purchase the earnings multiplier benefit rider for a non-qualified Contract either at issue or on the next contract anniversary following the introduction of the benefit in your state, if later. So long as the rider is in effect, we will deduct a separate quarterly charge for the rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccounts, we will deduct the charges from your Fixed Interest Allocations starting with the allocation nearest its maturity date. If that is insufficient, we will deduct the charge from the allocation next nearest its maturity date, and so on. We deduct the rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current contract value immediately prior to the surrender or annuitization. The quarterly charge for the earnings multiplier benefit rider is 0.08% (0.30% annually). For a description of the rider, see “Death
Benefit Choices – Earnings Multiplier Benefit Rider.”

Optional Rider Charges. In addition to the earnings multiplier benefit rider, subject to state availability, you may purchase one of three optional benefit riders. So long as the rider is in effect, we will deduct a separate quarterly charge for each optional benefit rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccount, we will deduct the charges from your Fixed Interest Allocations nearest their maturity date. We deduct each rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. For a description of the riders and the defined terms used in connection with the riders, see “The Annuity Contract - Optional Riders.”

Minimum Guaranteed Accumulation Benefit (MGAB). The charge for the MGAB rider is as follows:

Waiting Period	As an Annual Charge	As a Quarterly Charge
10 Year	0.65% of MGAB Charge Base	0.16% of the MGAB Charge Base
20 Year	0.65% of MGAB Charge Base	0.16% of the MGAB Charge Base

Minimum Guaranteed Income Benefit (MGIB). The charge for the MGIB rider is as follows:

MGIB Rate	As an Annual Charge	As a Quarterly Charge
7%	0.75% of the MGIB Charge Base	0.19% of the MGIB Charge Base

Minimum Guaranteed Withdrawal Benefit (MGWB). The annual charge for the MGWB rider is 0.65% (0.17%
quarterly) of the original MGWB Eligible Payment Amount. When we calculate the MGWB rider charge, we do not reduce the Eligible Payment Amount by the amount of any withdrawals taken while the MGWB rider is in effect. We will deduct charges only during the period before your Contract’s Automatic Periodic Benefit Status. If you surrender or annuitize your
Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and your original MGWB Eligible Payment Amount immediately prior to the surrender or annuitization.

DVA PLUS

10

Trust and Fund Expenses
As shown in the fund prospectuses and described in the “Fees Deducted by the Funds” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses which may include service fees that may be used to compensate service providers, including the company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds may deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares.
For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

The company may receive substantial revenue from each of the funds or the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining the contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds. You should evaluate the expenses associated with the funds available through this contract before making a decision to invest.

Assets allocated to affiliated funds, meaning funds managed by Directed Services LLC, ING Investments, LLC or another company affiliate, generate the largest dollar amount of revenue for the company. Affiliated funds may also be subadvised by a company affiliate or by an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the company. The company expects to make a profit from this revenue to the extent it exceeds the company’s expenses, including the payment of sales compensation to our distributors.

Revenue Received from Affiliated Funds.

The revenue received by the company from affiliated funds may be deducted from fund assets and may include:

·	A share of the management fee;
·	Service fees;
·	For certain share classes, compensation paid from 12b-1 fees; and
·	Other revenues that may be based either on an annual percentage of average net assets held in the fund by the company or a percentage of the fund’s management fees.

In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue may be retained by the affiliated investment adviser and ultimately shared with the Company. The Company may also receive additional compensation in the form of intercompany payments from an affiliated fund’s investment advisor or the investment advisor’s parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received from affiliated funds provide the company with a financial incentive to offer affiliated funds through the contract rather than unaffiliated funds.

Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

The revenues received by the company or its affiliates from unaffiliated funds may be deducted from fund assets and may include:

· Service fees;
· For certain share classes, compensation paid from 12b-1 fees; and
· Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund’s prospectus. These additional payments may be used by us to finance distribution of the contract.

DVA PLUS

11

If the unaffiliated fund families currently offered through the contract that made payments to us were individually ranked according to the total amount they paid to the company or its affiliates in 2012, in connection with the registered annuity contracts issued by the company, that ranking would be as follows:

· BlackRock Variable Series Funds, Inc.

If the revenues received from the affiliated funds were taken into account when ranking the funds according to the total dollar amount they paid to the company or its affiliates in 2012, the affiliated funds would be at the top of the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for sales personnel and opportunity to host due diligence meetings for representatives and wholesalers.

Certain funds may be structured as “fund of funds.” These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated funds as well. The fund prospectuses disclose the aggregate annual operating expenses of each fund and its corresponding underlying fund or funds.

Please note that certain management personnel and other employees of the company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. For more information, please see “Other Contract Provisions – Selling the Contract.”

THE ANNUITY CONTRACT

The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the Trusts and Funds through Separate
Account B. It also provides a means for you to invest in a Fixed Interest Allocation. See below for more information.

Contract Date and Contract Year
The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

Contract Owner
You are the contract owner. You have the rights and options described in the Contract. One or more persons may own the
Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the annuity start date, we will pay the beneficiary the death benefit then due. The sole contract owner’s estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the
Contract dying before the annuity start date, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation. See “Joint Owner” below.

Joint Owner
For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the
Contract will pass to the surviving joint owner and the death benefit will be payable. Joint owners may only select the
Standard Death Benefit option. The earnings multiplier benefit rider is not available when there are joint owners.

DVA PLUS

12

Any addition or deletion of a joint owner is treated as a change of owner which may affect the amount of the death benefit. See
“Change of Contract Owner or Beneficiary” below. If you have elected an Enhanced Death Benefit, and you add a joint owner after issue, the Enhanced Death Benefit from the date of change will end. If the older joint owner is attained age 85 or under, the Standard Death Benefit will apply. If the older joint owner is attained age 86 or over on the date of the ownership change, the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. If you elected the earnings multiplier benefit rider, it will terminate if you add a joint owner after issue. Note that returning a Contract to single owner status will not restore any Enhanced Death Benefit or the earnings multiplier benefit.
Unless otherwise specified, the term “age” when used for joint owners shall mean the age of the oldest owner.

Annuity Start Date
The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

Annuitant
The annuitant is the person designated by you to be the measuring life in determining annuity payments. You are the annuitant unless you name another annuitant in the application. The annuitant’s age determines when the income phase must begin and the amount of the annuity payments to be paid. The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. You may not change the annuitant after the Contract is in effect.

If the contract owner is an individual, and the annuitant dies before the annuity start date and you have named a contingent annuitant, the contingent annuitant becomes the annuitant. If the annuitant dies before the annuity start date and there is no contingent annuitant, the contract owner will become the annuitant. In the event of joint owners, the youngest will be the contingent annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant’s estate will be the beneficiary.

If the contract owner is not an individual, and the annuitant dies before the annuity start date, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax adviser for more information if the contract owner is not an individual.

Beneficiary
The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds.
The beneficiary may become the successor contract owner if the contract owner who is a spouse dies before the income phase start date. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, we pay the death benefit proceeds to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner’s estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries, unless you indicate otherwise in writing.

Change of Contract Owner or Beneficiary
During the annuitant’s lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit, the guaranteed minimum death benefit and/or the death benefit option applied to the contract, the amount of the earnings multiplier benefit, if applicable, and the continuation of any other optional rider that you have elected. The new owner’s age, as of the date of the change, will be used as the basis for determining the applicable benefits and charges. The new owner’s death will determine when a death benefit is payable.

If you have elected the Standard Death Benefit option, the minimum guaranteed death benefit will continue if the new owner is age 85 or under on the date of the ownership change. For the Enhanced Death Benefit options, if the new owner is age 79 or under on the date that ownership changes, the minimum guaranteed death benefit will continue. If the new owner is age 80 to

DVA PLUS

13

85, the Enhanced Death Benefit will end, and the death benefit will become the Standard Death Benefit. For all death benefit options, 1) if the new owner’s attained age is 86 or over on the date of the ownership change, or 2) if the new owner is not an individual (other than a trust for the benefit of the owner or annuitant), the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. Please note that once a death benefit has been changed due to a change in owner, a subsequent change to a younger owner will not restore any Enhanced Death
Benefits.

If you have elected the earnings multiplier benefit rider, and the new owner is under age 76, the rider will continue. The benefit will be adjusted to reflect the attained age of the new owner as the issue age. We will use the Maximum Base and
Benefit Base percentages in effect on the original rider date to calculate the benefit. If the new owner is age 76 or over, the rider will terminate. If you have not elected the earnings multiplier benefit rider, the new owner may not add the rider upon the change of ownership. If you have elected another optional rider, the rider will terminate upon a change of ownership.

A change of owner likely has tax consequences. See “Federal Tax Considerations” in this prospectus.

You have the right to change beneficiaries during the annuitant’s lifetime unless you have designated an irrevocable beneficiary. If you have designated an irrevocable beneficiary, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. In the event of joint owners all must agree to change a beneficiary.

In the event of a death claim, we will honor the form of payment of the death benefit specified by the beneficiary to the extent permitted under Section 72(s) of the Tax Code. You may also restrict a beneficiary’s right to elect an income phase payment option or receive a lump-sum payment. If so, such rights or options will not be available to the beneficiary.

All requests for changes must be in writing and submitted to our Customer Service Center. The change will be effective as of the day we receive the request. The change will not affect any payment made or action taken by us before recording the change.

Purchase and Availability of the Contract

Please note that this Contract is no longer available.

We will issue a Contract only if both the annuitant and the contract owner are age 85 or younger. The initial premium payment must be $10,000 or more ($1,500 for qualified Contracts). You may make additional payments of at least $500 or more ($50 for qualified Contracts) at any time after the free look period and up to the contract anniversary after your 85th birthday. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. An initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,500,000 requires our prior approval.
The Contract may not be available to all ages through all broker dealers.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not buy this Contract: (i) if you are looking for a short-term investment; (ii) if you cannot risk getting back less money than you put in; or (iii) if your assets are in a plan which provides for tax-deferral and you see no other reason to purchase this Contract.
When considering an investment in the Contract, you should consult with your investment professional about your financial goals, investment time horizon and risk tolerance.

Replacing an existing insurance contract with this Contract may not be beneficial to you. Before purchasing the
Contract, determine whether your existing contract will be subject to any fees or penalties upon surrender. Also, compare the fees, charges, coverage provisions and limitations, if any, of your existing contract with those of the
Contract described in this prospectus.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See “Fees and
Expenses” in this prospectus. If you are considering an Enhanced Death Benefit Option and/or the Earnings Multiplier
Benefit rider and your contract will be an IRA, see “Federal Tax Considerations – Tax Consequences of Living Benefits
and Death Benefit” in this prospectus.

DVA PLUS

14

We and our affiliates offer other variable products that may offer some of the same investment portfolios. These products have different benefits and charges, and may or may not better match your needs. If you are interested in learning more about these other products, contact our Customer Service Center or your registered representative.

Crediting of Premium Payments
We will process your initial premium within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. We will process subsequent premium payments within 1 business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed. If you choose to have us hold the premium payment, it will be held in a non-interest bearing account.

We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative within 5 days, we will consider the application incomplete. For initial premium payments designated for a subaccount of Separate
Account B, we will credit the payment at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccounts of
Separate Account B specified by you within 2 business days.

If your premium payment was transmitted by wire order from your broker/dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker/dealer.

1)	If either your state or broker/dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid.

2)	If your state and broker/dealer allow us to issue a Contract without an application, we will issue and mail the
Contract to you or your representative, together with a Contract Acknowledgement and Delivery Statement for your execution. Until our Customer Service Center receives the executed Contract Acknowledgement and
Delivery Statement, neither you nor the broker/dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).

We will ask about any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro-
rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro-rata calculations. If a subaccount is no longer available (including due to a fund purchase restriction) or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation. For any subsequent premium payments, we will credit the payment designated for a subaccount of Separate
Account B at the accumulation unit value next determined after receipt of your premium payment and instructions.

Once we allocate your premium payment to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate
Account B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

In some states, we may require that an initial premium designated for a subaccount of Separate Account B or the Fixed
Account be allocated to a subaccount specially designated by the Company (currently, the Liquid Assets subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed
Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen;
however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

DVA PLUS

15

Anti-Money Laundering
In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that serve to assure that our customers’ identities are properly verified and that premiums and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require policy owners, insured persons and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of premium payments or loan repayments (traveler’s cheques, cashier's checks, bank drafts, bank checks and treasurer's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000.00, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment and not issuing the Contract.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Administrative Procedures
We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the contract value next determined only after you have met all administrative requirements. Please be advised that the risk of a fraudulent transaction is increased with telephonic or electronic instructions (for example, a facsimile withdrawal request form), even if appropriate identifying information is provided.

Contract Value
We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (i) the contract value in the Fixed Interest Allocations, and (ii) the contract value in each subaccount in which you are invested.

Contract Value in Fixed Interest Allocations. The contract value in your Fixed Interest Allocation is the sum of premium payments allocated to the Fixed Interest Allocation under the Contract, plus contract value transferred to the Fixed
Interest Allocation, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Allocation (including any Market Value Adjustment applied to such withdrawal), contract fees (including, in some cases, fees for optional benefit riders) and premium taxes.

Contract Value in the Subaccounts. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium not allocated to a Fixed Interest Allocation may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Assets subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

1)	We take the contract value in the subaccount at the end of the preceding business day.
2)	We multiply (1) by the subaccount’s Net Rate of Return since the preceding business day.
3)	We add (1) and (2).
4)	We add to (3) any additional premium payments, and then add or subtract any transfers to or from that subaccount.
5)	We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees (including any rider charges) and premium taxes.

DVA PLUS

16

Cash Surrender Value
The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest
Allocations and any Market Value Adjustment. See Appendix C and the Fixed Account I prospectus for a description of the calculation of cash surrender value under any Fixed Interest Allocation. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), any optional benefit rider charge, and any other charges incurred but not yet deducted.

Surrendering to Receive the Cash Surrender Value. You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender is effective on the date we receive your written request and the Contract at our Customer Service Center. After we receive all paperwork required for us to process your surrender, we will determine and pay the cash surrender value at the price next determined. Once paid, all benefits under the Contract will terminate.
You may receive
the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59½ may result in a 10% tax penalty. See “Federal Tax Considerations” for more details.

Addition, Deletion or Substitution of Subaccounts and Other Changes
We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract. We may also withdraw or substitute investment portfolios, subject to the conditions in your Contract and compliance with regulatory requirements.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) combine two or more accounts or substitute another portfolio for existing and future investments. If you elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs, or if you have other outstanding instructions and we substitute or otherwise eliminate a portfolio subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than any portfolio it replaces.

We reserve the right to: (i) deregister Separate Account B under the 1940 Act; (ii) operate Separate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account B; and (v) combine Separate Account B with other accounts.

We will provide you with written notice before we make any of these changes.

Fixed Interest Allocation (The Fixed Account or Fixed Interest Division)
The Fixed Account is a segregated asset account which contains the assets that support a contract owner’s Fixed Interest
Allocations. See Appendix C and the Fixed Account I prospectus for more information. In the event the Fixed Account is not available in your state, then the Fixed Interest Allocation is the Fixed Interest Division. Accordingly, see Appendix D, instead, for more information. To obtain a copy of the Fixed Account I prospectus, write to our Customer Service Center at P.O. Box
9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC’s website (http://www.sec.gov). The Offering
Brochure for the Fixed Interest Division is also available by contacting our Customer Service Center.

Optional Riders
Subject to state availability, you may elect one of the three optional benefit riders discussed below. You may add only one of these three riders to your Contract. Each rider has a separate charge. Once elected, the riders generally may not be cancelled. You may not remove the rider and charges will be assessed regardless of the performance of your Contract. Please see “Charges and Fees — Optional Rider Charges” for information on rider charges.

DVA PLUS

17

The optional riders may not be available for all investors. You should analyze each rider thoroughly and understand it completely before you select one. The optional riders do not guarantee any return of principal or premium payments and do not guarantee performance of any specific investment portfolio under the contract. You should consult a qualified financial adviser in evaluating the riders.

The optional riders may not be approved in all states. Check with our Customer Service Center for availability in your state. The telephone number is (800) 366-0066.

Rider Date. The rider date is the date an optional benefit rider becomes effective. The rider date is also the contract date if you purchase the rider when the Contract is issued.

No Cancellation. Once you purchase a rider, you may not cancel it unless you cancel the Contract during the Contract’s free look period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel any rider. Once the
Contract continues beyond the free look period, you may not cancel the rider. The Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider.

Termination. The optional riders are “living benefits,” which means the guaranteed benefits offered by the riders are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional riders automatically terminate if you:

· annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or
· die during the accumulation phase (first owner to die if there are multiple contract owners, or at death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The optional riders will also terminate if there is a change in contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances which may cause a particular optional rider to terminate automatically are discussed below with each rider.

Minimum Guaranteed Accumulation Benefit Rider (MGAB). The MGAB rider is an optional benefit which provides you with an MGAB intended to guarantee a minimum contract value at the end of a specified waiting period. Only premiums added to your Contract during the first two-year period after your rider date are included in the MGAB Base. Any additional premium payments added after the second rider anniversary are not included in the MGAB Base. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

The MGAB is a one-time adjustment to your contract value if your contract value on the MGAB Date is less than the MGAB
Base. The MGAB Date is the next business day after the applicable waiting period. We calculate your Minimum Guaranteed
Accumulation Benefit on this date. The MGAB rider may offer you protection if your Contract loses value during the MGAB waiting period. For a discussion of the charges we deduct under the MGAB rider, see “Charges and Fees – Optional Rider
Charges.”

The MGAB rider offers a ten-year option and a twenty-year option, of which you may purchase only one. The ten-year option has a waiting period of ten years and, other than for allocations to Excluded Funds and certain transfers, guarantees that your contract value at the end of ten years will at least equal your initial premium payment, reduced pro-rata for withdrawals.
Transfers made within 3 years prior to the MGAB Date will also reduce the MGAB Base pro-rata. The 20-year option has a waiting period of 20 years and, other than allocations to Special Funds or Excluded Funds, guarantees that your contract value at the end of 20 years will at least equal two times your initial premium payment, reduced pro-rata for withdrawals and reduced for transfers made within 3 years prior to the MGAB Date. If you add the 20-year option rider after the contract date, any payment of premiums after the rider date, and/or investments in the Special Funds or Excluded Funds, may prevent the MGAB
Base from doubling over the waiting period.

Calculating the MGAB. We calculate your MGAB as follows:

1)	We first determine your MGAB Base. The MGAB Base is only a calculation used to determine the MGAB. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

DVA PLUS

18

The MGAB Base is tracked separately for Covered, Special and Excluded Funds, based on the initial allocation of premium (or contract value), subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The aggregate MGAB Base is used to determine the MGAB on the MGAB Date. The aggregate MGAB Base equals the sum of:

(a)	the MGAB Base allocated to Covered Funds;
(b)	the MGAB Base allocated to Special Funds; and
(c)	the lesser of the contract value allocated to Excluded Funds or MGAB Base allocated to Excluded Funds.

No investment options are currently designated as Special Funds for the 10-year MGAB. The following investment options are designated as Special Funds for the twenty-year MGAB: the ING Liquid Assets Portfolio;
the ING Intermediate Bond Portfolio; and the Fixed Interest Allocation.

For Contracts issued prior to May 1, 2003, the ING Intermediate Bond Portfolio is not designated as a
Special Fund.

The ProFunds VP Rising Rates Opportunities Portfolio is also a Special Fund, but closed to new allocations effective April 30, 2007.

For Contracts issued prior to September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is not
designated as a Special Fund.

No investment options are currently designated as Excluded Funds.

The MGAB Base for both the Covered Funds and the Excluded Funds equals the allocated eligible premiums, adjusted for subsequent withdrawals and transfers, accumulated until the MGAB Date at 0% for the 10-year
MGAB and 3.53% for the 20-year MGAB.

The MGAB Base for Special Funds equals the allocated eligible premiums, adjusted for subsequent withdrawals and transfers. There is no accumulation of MGAB Base for Special Funds for either the 10-year or 20-year
MGAB.

If you purchased the MGAB optional benefit rider after the contract date, your MGAB Base equals your allocated contract value, plus premiums added during the two-year period after your rider date, accumulated at the appropriate MGAB rate described above, and adjusted for withdrawals and transfers.

We use the MGAB Charge Base to determine the periodic MGAB rider charges. The MGAB Charge Base equals the eligible premiums, adjusted for subsequent withdrawals and transfers, as allocated by fund category. The
MGAB Charge Base is tracked separately for Covered, Special and Excluded Funds, and separate rates may apply to each. Currently, the same deduction method and rate apply to all categories.

Withdrawals reduce the MGAB Base and MGAB Charge Base on a pro-rata basis. The percentage reduction in the MGAB Base and MGAB Charge Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal.

Net Transfers from Covered Funds or Special Funds to Excluded Funds reduce the MGAB Base and MGAB
Charge Base allocated to Covered Funds or Special Funds on a pro-rata basis. Any resulting increase in MGAB
Base and MGAB Charge Base allocated to Excluded Funds will equal the reduction in the MGAB Base and
MGAB Charge Base allocated to Covered Funds or Special Funds. There will be no such increase if the transfer occurs within 3 years of the MGAB Date.

Net Transfers from Excluded Funds to other funds reduce the MGAB Base and MGAB Charge Base allocated to
Excluded Funds on a pro-rata basis. The resulting increase in MGAB Base and MGAB Charge Base allocated to other funds will equal the lesser of the contract value transferred and the change in the MGAB Base and MGAB
Charge Base allocated to Excluded Funds. There will be no such increase if the transfer occurs within 3 years of the MGAB Date.

DVA PLUS

19

Any transfer within 3 years of the MGAB Date (regardless of the funds involved) reduces the MGAB Base and
MGAB Charge Base for Covered, Special or Excluded Funds, as applicable, on a pro-rata basis, based on the percentage of contract value transferred, without any corresponding increase.

2)	We then subtract your contract value on the MGAB Date from your aggregate MGAB Base. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

3)	Any positive difference is your MGAB. If there is a MGAB, we will automatically credit it on the MGAB Date to the subaccounts in which you are invested pro-rata based on the proportion of your contract value in the subaccounts on that date. If you do not have an investment in any subaccount on the MGAB Date, we will allocate the MGAB to the Liquid Assets subaccount on your behalf. After we credit the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

Purchase. To purchase the MGAB rider, you must be age 80 or younger on the rider date if you choose the ten-year option and age 65 or younger on the rider date if you choose the 20-year option. The waiting period must end at or before your annuity start date. The MGAB rider may be purchased (i) on the contract date, and (ii) within 30 days following the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

The MGAB Date. If you purchased the MGAB rider on the contract date or added the MGAB rider within 30 days following the contract date, the MGAB Date is your 10th contract anniversary for the 10-year option or 20th contract anniversary for the 20-year option. If you added the MGAB rider during the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGAB Date will be the first contract anniversary occurring after 10 years
(for the 10-year option) or 20 years (for the 20-year option) after the rider date. The MGAB rider is not available if the MGAB
Date would fall beyond the latest annuity start date.

Cancellation. If you elected the 20-year option, you have a one-time right to cancel the MGAB rider on your first contract anniversary that is at least 10 years after the rider date. If you purchased the MGAB rider during the 30-day period following the contract date, your one-time right to cancel the rider occurs on the tenth anniversary of your contract date. To cancel, you need to send written notice to our Customer Service Center at least 30 days before such anniversary date. If you terminate the MGAB rider before the MGAB Date, we will not credit you with the MGAB and we will assess the pro-rata portion of the MGAB rider charge for the current quarter.

Notification. We will report any crediting of the MGAB in your first quarterly statement following the MGAB Date.

Minimum Guaranteed Income Benefit Rider (MGIB). The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to Special Funds or
Excluded Funds, the MGIB Rate, the adjustment for Special Fund or Excluded Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds or Excluded Funds may limit the MGIB.

The following investment options are designated as Special Funds for purposes of calculating the MGIB: the ING Liquid
Assets Portfolio, the ING Intermediate Bond Portfolio, and the Fixed Interest Allocation.

For contracts issued prior to May 1, 2003, the ING Intermediate Bond Portfolio is not designated as a Special Fund.

The ProFunds VP Rising Rates Opportunities Portfolio is also a Special Fund, but closed to new allocations effective
April 30, 2007.

For contracts issued prior to September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is not
designated as a Special Fund.

No investment options are currently designated as Excluded Funds.

DVA PLUS

20

The MGIB Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rate is an annual effective rate.

For a discussion of the charges we deduct under the MGIB rider, see “Charges and Fees — Optional Rider Charges.”

Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the
MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Date is the greatest of:

1)	your annuity income based on your contract value adjusted for any Market Value Adjustment (see Appendix C) on the
MGIB Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;
2)	your annuity income based on your contract value adjusted for any Market Value Adjustment (see Appendix C) on the
MGIB Date applied to the then-current income factors in effect for the annuity option you selected; or
3)	the MGIB annuity income based on your MGIB Base on the MGIB Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Base for any surrender charge, premium tax recovery and Market Value Adjustment (see Appendix
C) that would otherwise apply at annuitization.

The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

The MGIB Benefit Base is only a calculation used to determine the MGIB annuity income. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the
Contract or other riders will not increase the MGIB Benefit Base or Maximum MGIB Base.

The MGIB Benefit Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value), and subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider.
Payments under the rider begin on the MGIB Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Date.

Determining the MGIB Charge Base: The MGIB Charge Base is the greater of the MGIB Rollup Base and the MGIB
Ratchet Base.

1)	The MGIB Rollup Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where:

	(a)	is the MGIB Rollup Base for Covered Funds;
	(b)	is the MGIB Rollup Base for Special Funds;
	(c)	is the MGIB Rollup Base for Excluded Funds; and

2)	The MGIB Ratchet Base is equal to the sum of (a) and (b) where:

	(a)	is the MGIB Ratchet Base for Covered and Special Funds; and
	(b)	is the MGIB Ratchet Base for Excluded Funds.

DVA PLUS

21

Determining the MGIB Annuity Income. On the MGIB Date, we calculate your MGIB annuity income as follows:

1) We first determine your MGIB Benefit Base: The MGIB Benefit Base is equal to the greater of the MGIB Rollup
Benefit Base and the MGIB Ratchet Benefit Base.

a)	Calculation of MGIB Rollup Benefit Base

The MGIB Rollup Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c)
where:

(a) is the MGIB Rollup Base for Covered Funds;
(b) is the MGIB Rollup Base for Special Funds;
(c) is the contract value allocated to Excluded Funds;

The Maximum MGIB Base applicable to the MGIB Rollup Base is 300% of eligible premiums adjusted pro-rata for withdrawals. This means that the Maximum MGIB Base is reduced for withdrawals by the same proportion that the withdrawal reduces the contract value. The Maximum MGIB Base is not allocated by Fund category.

The MGIB Rollup Base allocated to Covered Funds equals the eligible premiums allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rollup Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Benefit Base reaching the Maximum MGIB Base, and at 0% thereafter.

The MGIB Rollup Base allocated to Special Funds equals the eligible premiums allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. The MGIB
Rate does not apply to the MGIB Rollup Base allocated to Special Funds, so the MGIB Rollup Base Allocated to
Special Funds does not accumulate.

The MGIB Rollup Base allocated to Excluded Funds equals the eligible premiums allocated to Excluded
Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Benefit
Base reaching the Maximum MGIB Base, and at 0% thereafter. The MGIB Rollup Base allocated to Excluded
Funds is used only for transfer adjustments and rider charges. It is not included in the MGIB Rollup Base used to determine benefits.

Eligible premiums are those added more than 5 years before the earliest MGIB Benefit Date. Premiums paid after that are excluded from the MGIB Rollup Base.

The MGIB Rollup Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB
Rollup Rate is an annual effective rate.

Withdrawals reduce the MGIB Rollup Base on a pro-rata basis. The percentage reduction in the MGIB Rollup
Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. For example, the value of the MGIB Rollup Base in
Covered Funds after a withdrawal from one or more Covered Funds equals the value of the MGIB Rollup Base in
Covered Funds before the withdrawal times the contract value in Covered Funds after the withdrawal divided by the contract value in Covered Funds before the withdrawal.

Net transfers from Covered Funds will reduce the MGIB Rollup Base allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Special or Excluded Funds, as applicable, will equal the reduction in the MGIB Rollup Base allocated to Covered Funds.

Net transfers from Special Funds will reduce the MGIB Rollup Base allocated to Special Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Covered or Excluded Funds, as applicable, will equal the reduction in the MGIB Rollup Base allocated to Special Funds.

Net transfers from Excluded Funds will reduce the MGIB Rollup Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Covered or Special Funds, as applicable, will

DVA PLUS

22

equal the lesser of the net contract value transferred and the change in the MGIB Rollup Base allocated to
Excluded Funds.

b) Calculation of MGIB Ratchet Benefit Base

The MGIB Ratchet Benefit Base is equal to the sum of (a) and (b) where:

(a) is the MGIB Ratchet Base for Covered Funds and Special Funds; and
(b) is the contract value for Excluded Funds.

The MGIB Ratchet Base for Covered Funds, Special Funds and Excluded Funds equals:

· on the rider date, eligible premiums, or the contract value, if applicable, allocated to Covered Funds, Special
Funds and Excluded Funds;

· on each “quarterly anniversary date” prior to attainment of age 90, the MGIB Ratchet Base for Covered
Funds, Special Funds and Excluded Funds is set equal to the greater of:

(1) the current contract value allocated to Covered Funds, Special Funds and Excluded Funds (after any deductions occurring on that date); and
(2) the MGIB Ratchet Base for Covered Funds, Special Funds and Excluded Funds from the most recent prior quarterly anniversary date, adjusted for any new eligible premiums and withdrawals attributable to
Covered Funds, Special Funds or Excluded Funds, and transfers.

· at other times, the MGIB Ratchet Base for Covered Funds, Special Funds or Excluded Funds is the MGIB
Ratchet Base from the prior quarterly anniversary date, adjusted for subsequent eligible premiums and withdrawals attributable to Covered Funds, Special Funds or Excluded Funds, and transfers.

The MGIB Ratchet Base allocated to Excluded Funds is used only for transfer adjustments and rider charges. It is not included in the MGIB Ratchet Benefit Base used to determine benefits.

Effect of Transfers on MGIB Ratchet Base:

Net transfers from Covered or Special Funds to Excluded Funds will reduce the MGIB Ratchet Base allocated to
Covered and Special Funds on a pro-rata basis. The resulting increase in the MGIB Ratchet Base allocated to
Excluded Funds will equal the reduction in the MGIB Ratchet Base allocated to Covered and Special Funds.

Net transfers from Excluded Funds to Covered or Special Funds will reduce the MGIB Ratchet Base allocated to
Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Ratchet Base allocated to Covered and
Special Funds will equal the lesser of the net contract value transferred and the change in the MGIB Ratchet Base allocated to Excluded Funds.

A “quarterly anniversary date” is the date three months from the contract date that falls on the same date in the month as the contract date. For example, if the contract date is February 12, the quarterly anniversary date is May
12. If there is no corresponding date in the month, the quarterly anniversary date will be the last date of such month. If the quarterly anniversary date falls on a weekend or holiday, we will use the value as of the subsequent business day.

2)	Then we determine the MGIB annuity income by multiplying your MGIB Benefit Base (adjusted for any
Market Value Adjustment, surrender charge and premium taxes) by the income factor, and then divide by
$1,000.

MGIB Income Options
The following are the MGIB Income Options available under the MGIB Rider:

a)	Income for Life (Single Life or Joint with 100% Survivor) and 10-20 year certain;
b)	Income for a 20-30 year period certain;
c)	Any other income plan offered by the Company in conjunction with the MGIB rider on the MGIB Benefit Date.

DVA PLUS

23

You may elect to have payments under MGIB Income Options (a) and (b) increase annually at 1%, 2% or 3%.

Once during the life of the Contract, you have the option to elect to apply up to 50% of the MGIB Benefit Base to one of the
MGIB Income Options available under the Rider. This option may only be exercised on a contract anniversary at or after the end of the waiting period. The portion of the MGIB Benefit Base so applied will be used to determine the MGIB income, as is otherwise described in the prospectus. The Contract Value will be reduced on a pro-rata basis. Any subsequent exercise of your right to receive payments under the MGIB rider must be for 100% of the remaining value. The exercise of this partial annuitization of the MGIB Benefit Base does not affect your right to annuitize under the Contract without regard to the rider.
The amount applied to the partial annuitization will be treated as a withdrawal for purposes of adjusting contract and rider values.

Purchase. The MGIB rider is no longer available for purchase, including purchase by owners of existing Contracts.
Previously, you must have been age 75 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date to purchase the MGIB rider. The MGIB rider must have been purchased (i) on the contract date, or (ii)
within 30 days after the contract date. Previously, the Company in its discretion could allow the purchase after the contract.
There is a ten-year waiting period before you can annuitize under the MGIB rider. If you purchased this rider prior to
August 21, 2006, the features and benefits of your rider may differ from those described below, please refer to your contract for more details.

The MGIB Date. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider at any other time, your MGIB
Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuitize under the MGIB rider.

No Change of Annuitant. Once you purchase the MGIB rider, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

Notification. On or about 30 days prior to the MGIB Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise it. We will determine the actual amount of the MGIB annuity benefit as of the MGIB Date.

The MGIB rider does not restrict or limit your right to annuitize the Contract at any time permitted under the
Contract. The MGIB rider does not restrict your right to annuitize the Contract using contract values that may be higher than the MGIB annuity benefit.

The benefits associated with the MGIB rider are available only if you annuitize your Contract under the rider and in accordance with the provisions set forth above. Annuitizing using the MGIB may result in a more favorable stream of income payments, and different tax consequences, under your Contract. Because the MGIB rider is based on conservative actuarial factors, the level of lifetime income that it guarantees may be less than the level that might be provided by the application of your Contract value to the Contract’s applicable annuity factors. You should consider all of your options at the time you begin the income phase of your Contract.

Minimum Guaranteed Withdrawal Benefit Rider (MGWB). The MGWB rider, marketed under the name, ING
PrincipalGuard Withdrawal Benefit, is an optional benefit which guarantees that if your contract value is reduced to zero you will receive periodic payments equal to all premium payments paid during the first two contract years (Eligible Payment
Amount) adjusted for any prior withdrawals. To maintain this guarantee, withdrawals in any contract year may not exceed 7%
of your adjusted Eligible Payment Amount. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. For a discussion of the charges we deduct under the MGWB rider, see “Charges and Fees — Optional Rider Charges.” Each payment you receive under the MGWB rider will be taxed as a withdrawal and may be subject to a penalty tax. See
“Withdrawals” and “Federal Tax Considerations” for more information. Your original Eligible Payment Amount depends on when you purchase the MGWB rider and equals:

1)	your premium payments received during the first two contract years, if you purchased the MGWB rider on the contract date;
2)	otherwise, your contract value on the rider date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the rider date.

DVA PLUS

24

The MGWB Withdrawal Account. The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments under the MGWB rider. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount, tracked separately for Covered and Excluded
Funds, adjusted for any withdrawals and transfers between Covered and Excluded Funds. The MGWB Withdrawal Account
equals the sum of (a) the MGWB Withdrawal Account allocated to Covered Funds, and (b) the lesser of (i) the MGWB
Withdrawal Account allocated to Excluded Funds and (ii) the contract value in Excluded Funds. Thus, investing in the
Excluded Funds may limit the MGWB Withdrawal Account.

No investment options are currently designated as Excluded Funds for the Minimum Guaranteed Withdrawal Benefit.

Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal for Covered Funds and pro-rata for Excluded Funds, based on the source of the withdrawal. Any withdrawals greater than the 7% per year of the Eligible Payment Amount will cause a reduction in the
MGWB Withdrawal Account of the Covered and Excluded Funds, by the proportion that the withdrawal bears to the contract value in Covered and Excluded Funds, respectively, at the time of the withdrawal. If a single withdrawal involves both
Covered and Excluded Funds and exceeds 7%, the withdrawal will be treated as taken first from Covered Funds. Any withdrawals greater than 7% per year of the Eligible Payment Amount will also cause a reduction in the Eligible Payment
Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. Once your contract value is zero, any periodic payments paid under the MGWB rider also reduce the MGWB Withdrawal Account. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Covered Funds to Excluded Funds will reduce the MGWB Withdrawal Account allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Excluded Funds equals the reduction in the MGWB Withdrawal Account for Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the MGWB Withdrawal Account allocated to Excluded
Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Covered Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Excluded Funds or the net contract value transferred.

Guaranteed Withdrawal Status. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See “Withdrawals.” However, making any withdrawals in any year greater than 7% per year of the Eligible Payment Amount will reduce the Eligible Payment Amount for future withdrawals and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

1)	your contract value is greater than zero;
2)	your MGWB Withdrawal Account is greater than zero;
3)	you have not reached your latest allowable annuity start date;
4)	you have not elected to annuitize your Contract; and
5)	you have not died (unless your spouse has elected to continue the contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

Automatic Periodic Benefit Status. Under the MGWB rider, in the event your contract value is reduced to zero, your
Contract is given Automatic Periodic Benefit Status, if:

1)	your MGWB Withdrawal Account is greater than zero;
2)	you have not reached your latest allowable annuity start date;
3)	you have not elected to annuitize your Contract; and
4)	you have not died, changed the ownership of the Contract or surrendered the Contract.

DVA PLUS

25

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary. These payments are equal to the lesser of the remaining MGWB Withdrawal
Account or 7% annually of your Eligible Payment Amount, until the earliest of (i) your contract’s latest annuity start date, (ii)
the death of the owner; or (iii) your MGWB Withdrawal Account is exhausted. We will reduce the MGWB Withdrawal
Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract and the Contract will not provide any benefits except those provided by the
MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of
(i) payment of all MGWB periodic payments, (ii) payment of the Commuted Value (defined below) or (iii) the owner’s death.

On the Contract’s latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the
Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then-remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the
Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once we pay you the last MGWB periodic payment or the Commuted Value, your Contract and the MGWB rider terminate.

Death Benefit During Automatic Periodic Benefit Status. The death benefit payable during Automatic Periodic Benefit
Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

Purchase. To purchase the MGWB rider, you must be age 80 or younger on the Rider Date. The MGWB rider must be purchased on the contract date. If the rider is not yet available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

For a discussion of the charges we deduct under the MGWB rider, see “Charges and Fees – Optional Rider Charges.” Each payment you receive under the MGWB rider will be taxed as a withdrawal and may be subject to a penalty tax. See
“Withdrawals” and “Federal Tax Considerations” for more information.

Other Contracts
We and our affiliates offer various other products with different features and terms than the Contracts, and that may offer some or all of the same investment portfolios. These products have different benefits, fees and charges, and may or may not better match your needs. Please note that some of the Company’s management personnel and certain other employees may receive a portion of their employment compensation based on the amount of Contract values allocated to investment portfolios of Trusts or Funds affiliated with ING. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact our Customer Service Center or your registered representative.

WITHDRAWALS

Except under certain qualified contracts, you may withdraw all or part of your money any time during the accumulation phase and before the death of the contract owner. If you request a withdrawal for more than 90% of the cash surrender value, and the remaining cash surrender value after the withdrawal is less than $2,500, we will treat it as a request to surrender the Contract.
If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge.
The Free Withdrawal Amount in any Contract year is 15% of your contract value on the date of the withdrawal less any withdrawals during that contract year.

You need to submit to us a request specifying the Fixed Interest Allocations or subaccounts from which to withdraw amounts, otherwise we will make the withdrawal on a pro-rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest
Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. Definitive guidance on the proper federal tax treatment of the Market Value Adjustment has not been issued.
You may want to discuss the potential tax consequences of a Market Value Adjustment with your tax adviser. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service
Center. The contract value may be more or less than the premium payments made.

DVA PLUS

26

If the aggregate percentage cap on allocations to the Restricted Funds has been exceeded, any subsequent withdrawals must be taken so that the percentage of contract value in the Restricted Funds following the withdrawal would not be greater than the percentage of contract value in the Restricted Funds prior to the withdrawal. If a requested withdrawal would cause the percentage cap to be exceeded, the amount of the withdrawal in excess of the cap would be taken pro-rata from all variable subaccounts.

Please be aware that the benefit we pay under certain optional benefit riders will be reduced by any withdrawals you take while the optional benefit rider is in effect. Withdrawals may be subject to taxation and tax penalties.

We offer the following three withdrawal options:

Regular Withdrawals
After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a
Market Value Adjustment to any regular withdrawal you take from a Fixed Interest Allocation more than 30 days before its maturity date. See Appendix C and the Fixed Account I prospectus for more information on the application of Market Value
Adjustment.

Systematic Withdrawals
You may choose to receive automatic systematic withdrawal payments (i) from the contract value in the subaccounts in which you are invested, or (ii) from the interest earned in your Fixed Interest Allocations. You may not elect the systematic withdrawal option if you are taking IRA withdrawals. Systematic withdrawals may be taken monthly, quarterly or annually. If you have contract value allocated to one or more Restricted Funds, and you elect to receive systematic withdrawals from the subaccounts in which you are invested, the systematic withdrawals must be taken pro-rata from all subaccounts in which contract value is invested. If you do not have contract value allocated to a Restricted Fund and choose systematic withdrawals on a non pro-rata basis, we will monitor the withdrawals annually. If you subsequently allocate contract value to one or more
Restricted Funds, we will require you to take your systematic withdrawals on a pro-rata basis from all subaccounts in which contract value is invested.

You decide the date on which you would like your systematic withdrawals to start. This date must be at least 30 days after the
Contract Date and no later than the 28th day of the month. Subject to these rules, if you have not indicted the date, your systematic withdrawals will occur on the next business day after your Contract Date (or the monthly or quarterly anniversary thereof) for your desired frequency.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (i)
a fixed dollar amount or (ii) an amount based on a percentage of your contract value. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:

Maximum Percentage
Frequency	of Contract Value
Monthly	1.25%
Quarterly	3.75%
Annually	15.00%

Your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal Feature discussed below which you may add to your regular fixed dollar systematic withdrawal program.

If your systematic withdrawal is based on a percentage of your contract value and the amount to be withdrawn based on that percentage would be less than $100, we will contact you and seek alternative instructions. Unless you provide alternative instructions, if the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

We limit systematic withdrawals from Fixed Interest Allocations to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic

DVA PLUS

27

withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.
If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so. The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary’s lifetime (“stretch”). Stretch payments will be subject to the same limitations as systematic withdrawals, and non-
qualified stretch payments will be reported on the same basis as other systematic withdrawals.

Fixed Dollar Systematic Withdrawal Feature. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount regardless of any surrender charges or Market Value Adjustments. Systematic withdrawals from Fixed Interest
Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and
72(t) of the Tax Code. You choose the amount of the fixed systematic withdrawals, which may total up to a maximum of 15%
of your contract value as determined on the day we receive your election of this feature. We will not recalculate the maximum limit when you make additional premium payments, unless you instruct us to do so. We will assess a surrender charge on the withdrawal date if the withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will assess a Market
Value Adjustment on the withdrawal date if the withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply the surrender charge and any Market Value Adjustment directly to your contract value
(rather than to the withdrawal) so that the amount of each systematic withdrawal remains fixed.

Fixed dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Tax Code may exceed the maximum. Such withdrawals are subject to surrender charges and Market Value Adjustments when they exceed the applicable maximum percentage.

IRA Withdrawals
If you have a non-Roth IRA Contract and will be at least age 70½ during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service (“IRS”) rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You choose the frequency of your IRA withdrawals (monthly, quarterly or annually) and the start date. This date must be at least 30 days after the Contract Date and no later than the 28th day of the month. Subject to these rules, if you have not indicated the date, your IRA withdrawals will occur on the next business day after your Contract Date for your desired frequency.

You may request us to calculate the amount you are required to withdraw from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have, see the SAI. Or, we will accept your written instructions regarding the calculated amount required to be withdrawn from your
Contract each year. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

An IRA withdrawal from a Fixed Interest Allocation in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment.

DVA PLUS

28

Consult your tax adviser regarding the tax consequences associated with taking withdrawals. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59½ may result in a 10% penalty tax. See “Federal Tax Considerations” for more details.

TRANSFERS AMONG YOUR INVESTMENTS (EXCESSIVE TRADING POLICY)

Between the end of the free look period and the annuity start date, you may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations. We currently do not charge you for transfers made during a contract year, but reserve the right to charge for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date, unless the transfer is made under the dollar cost averaging program. Keep in mind that transfers between Covered Funds, Special Funds and Excluded Funds and other investment portfolios may negatively impact your death benefit or rider benefits.

If you allocate contract value to an investment option that has been designated as a Restricted Fund, your ability to transfer contract value to the Restricted Fund may be limited. A transfer to the Restricted Funds will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. We do not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit.

Please be aware that the benefit we pay under an optional benefit rider may be affected by certain transfers you make while the rider is in effect. Transfers, including those involving Special Funds or Excluded Funds, may also affect your optional rider base. See “The Annuity Contract — Optional Riders.”

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed
Interest Allocation. To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. We will determine transfer values at the end of the business day on which we receive the transfer request at our Customer Service Center. If we receive your transfer request after 4 p.m. eastern time or the close of regular trading of the New York Stock Exchange, we will make the transfer on the next business day.

Separate Account B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means. Please be advised that the risk of a fraudulent transaction is increased with telephonic or electronic instructions, even if appropriate identifying information is provided.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

· Increased trading and transaction costs;
· Forced and unplanned portfolio turnover;
· Lost opportunity costs; and
· Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-
timing investment strategies or make frequent transfers should not purchase the contract.

Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products, have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

DVA PLUS

29

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our
Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

· Meets or exceeds our current definition of Excessive Trading, as defined below; or
· Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products.

We currently define Excessive Trading as:

· More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period
(hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-
trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or
· Six round-trips involving the same fund within a twelve month period.

The following transactions are excluded when determining whether trading activity is excessive:

· Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);
· Transfers associated with scheduled dollar cost averaging, scheduled rebalancing or scheduled asset allocation programs;
· Purchases and sales of fund shares in the amount of $5,000 or less;
· Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and
· Transactions initiated by us, another member of the ING family of insurance companies or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice Response Unit (VRU), telephone calls to the ING
Customer Service Center, or other electronic trading medium that we may make available from time to time (“Electronic
Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same fund within twelve months of the initial purchase in the first round-trip in the prior twelve month period will be deemed to be
Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of the warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those which involve the fund whose shares were involved in the activity that violated our Excessive
Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of
Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading
Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best

DVA PLUS

30

interests of other owners of our variable insurance products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our
Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

We do not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

Limits Imposed by the Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of insurance companies, either by prospectus or stated contract, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading
Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the company is required to share information regarding contract owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner transactions, this information may include personal contract owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner’s transactions if the fund determines that the contract owner has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of premium or contract value to the fund or all funds within the fund family.

Dollar Cost Averaging
You may elect to participate in our dollar cost averaging (DCA) program through either the ING Liquid Assets Portfolio subaccount or a Fixed Interest Allocation, subject to availability, starting 30 days after the Contract Date. These investment options serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to the subaccounts you specify. There is no additional charge for dollar cost averaging. Dollar cost averaging is not available with automatic rebalancing and may be subject to limited availability with systematic withdrawals.

We also may offer DCA Fixed Interest Allocations for durations of 6 months and 1 year, subject to availability, exclusively for use with the dollar cost averaging program.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Dollar cost averaging requires a minimum monthly transfer amount of $100. We will transfer all your money allocated to that source account into the subaccount(s) you specify in equal payments over the relevant duration. The last payment will include earnings accrued over the duration. If you make an additional premium payment into a Fixed Interest Allocation subject to

DVA PLUS

31

dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

Transfers under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you terminate the dollar cost averaging program for a DCA Fixed Interest Allocation and there is money remaining in the DCA Fixed Interest
Allocation, we will transfer the remaining money to the Liquid Assets subaccount. Such transfer will trigger a Market Value
Adjustment if the transfer is made more than 30 days before the maturity date of the DCA Fixed Interest Allocation.

If you do not specify to which subaccounts you want to transfer the dollar amount of the source account, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.

You are permitted to transfer contract value to a Restricted Fund, subject to the limitations described above in this section and in “Appendix B — The Investment Portfolios.” Compliance with the individual and aggregate Restricted Fund limits will be reviewed when the dollar cost averaging program is established. Transfers under the dollar cost averaging program must be within those limits. We will not review again your dollar cost averaging election for compliance with the individual and aggregate limits for investment in the Restricted Funds except in the case of the transactions described below.

· Amount added to source account: If you add amounts to the source account which would increase the amount to be transferred under the dollar cost averaging program, we will review the amounts to be transferred to ensure that the individual and aggregate limits are not being exceeded. If such limits would be exceeded, we will require that the dollar cost averaging transfer amounts be changed to ensure that the transfers are within the limits based on the then-
current allocation of contract value to the Restricted Fund(s) and the then-current value of the amount designated to be transferred to that Restricted Fund(s).

· Additional premium paid: Up to the individual Restricted Fund percentage limit may be allocated to a Restricted
Fund. If you request more than the individual limit be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current value of amounts to be transferred under the dollar cost averaging program to Restricted Funds. The excess, if any, is the maximum that may be allocated pro-rata to the Restricted Funds.

· Reallocation request is made while the dollar cost averaging program is active: If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted Funds.

We may offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise modify, suspend or terminate this program.
Such change will not affect any dollar cost averaging programs in operation at the time.

Automatic Rebalancing
If you have at least $10,000 of contract value invested in the subaccounts of Separate Account B, you may elect to have your investments in the subaccounts automatically rebalanced. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period. Transfers made pursuant to automatic rebalancing do not count toward the 12-transfer limit on free transfers.

You are permitted to reallocate between Restricted and non-Restricted Funds, subject to the limitations described above, in this section and in Appendix B — The Investment Portfolios. If the reallocation would increase the amount allocated to the
Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds.

We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Account. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro-rata.

DVA PLUS

32

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro-rata basis. Additional premium payments and partial withdrawals made on a pro-rata basis will not cause the automatic rebalancing program to terminate.

DEATH BENEFIT CHOICES

Death Benefit During the Accumulation Phase
During the accumulation phase, a death benefit (and earnings multiplier benefit, if elected) is payable when either the contract owner or the first of joint owners or the annuitant (when a contract owner is not an individual) dies before the annuity start date. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. We calculate the death benefit value as of the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at our Customer Service Center
(“claim date”). If your beneficiary wants to receive the death benefit on a date later than this, it may affect the amount of the benefit payable in the future. The proceeds may be received in a single sum, applied to any of the annuity options, or, if available, paid over the beneficiary’s lifetime. (See “Systematic Withdrawals” above). A beneficiary’s right to elect an annuity option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary.

If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution.
Subject to the conditions and requirements of state law, unless you elect otherwise, the distribution will generally be made into an interest bearing account, backed by our general account. This account is not FDIC insured and can be accessed by the beneficiary through a draftbook feature. The beneficiary may access death benefit proceeds at any time without penalty.
Interest credited under this account may be less than under other settlement options, and the Company seeks to make a profit on these accounts. We will generally distribute death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. We will generally pay death benefit proceeds within 7 days after our
Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see “Required Distributions upon Contract Owner’s Death”. At the time of death benefit election, the beneficiary may elect to receive the death benefit proceeds directly by check rather than through the draftbook feature of the interest bearing account by notifying the Customer Service Center. Beneficiaries should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional or tax advisor before choosing a settlement or payment option.

You may choose one of the following Death Benefits: (i) the Standard Death Benefit, (ii) the 7% Solution Enhanced Death
Benefit, (iii) the Annual Ratchet Enhanced Death Benefit or (iv) the Max 7 Enhanced Death Benefit. The 7% Solution
Enhanced Death Benefit, the Annual Ratchet Enhanced Death Benefit and the Max 7 Enhanced Death Benefit are available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 79 years old at the time of purchase. The Enhanced Death Benefits are available only at the time you purchase your Contract. The Enhanced Death
Benefits are not available where a Contract is owned by joint owners. If you do not choose a death benefit, your death benefit will be the Standard Death Benefit.

Once you choose a death benefit, you cannot change it. We may stop or suspend offering any of the Enhanced Death
Benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the
Enhanced Death Benefit. The MGWB rider may also affect the death benefit.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

1)	the contract value; or
2)	the cash surrender value.

DVA PLUS

33

The Standard Death Benefit equals the greater of:

1)	the Base Death Benefit; and
2)	the Standard Minimum Guaranteed Death Benefit (“Standard MGDB”) for amounts allocated to Covered Funds plus the contract value allocated to Excluded Funds.

Covered Funds are all investment options not designated as Excluded Funds. No investment options are currently designated as Excluded Funds for purposes of the Standard Death Benefit.

The Standard MGDB allocated to Covered Funds equals premiums allocated to Covered Funds less pro-rata adjustments for any withdrawals and transfers.

The Standard MGDB allocated to Excluded Funds equals premiums allocated to Excluded Funds less pro-rata adjustments for any withdrawals and transfers. This calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the Standard MGDB on a pro-rata basis. The percentage reduction in the Standard MGDB for each Fund category (i.e. Covered or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall Standard MGDB.

· Net transfers from Covered Funds to Excluded Funds will reduce the Standard MGDB in the Covered Funds on a pro-
rata basis. The increase in the Standard MGDB allocated to Excluded Funds will equal the decrease in the Standard
MGDB in Covered Funds.

· Net transfers from Excluded Funds to Covered Funds will reduce the Standard MGDB in Excluded Funds on a pro-
rata basis. The increase in the Standard MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the decrease in the Standard MGDB in Excluded Funds.

Enhanced Death Benefit Options. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit or the Enhanced Death Benefit option elected. We may, with
30 days notice to you, designate any investment portfolio as a Special Fund or Excluded Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund or Excluded Fund may limit or reduce the Enhanced Death Benefit.

For the period during which a portion of the contract value is allocated to a Special Fund or Excluded Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The 7% Solution Enhanced Death Benefit Element is the greater of:

1)	the Standard Death Benefit; and
2)	the lesser of:

	a)	3 times all premium payments, adjusted for withdrawals (the “cap”); or
	b)	the sum of the 7% Solution Minimum Guaranteed Death Benefit Element (“7% MGDB”) allocated to Covered
Funds, the 7% MGDB allocated to Special Funds, and the contract value allocated to Excluded Funds.

For purposes of calculating the 7% Solution Enhanced Death Benefit, the following investment options are designated as
Special Funds: the ING Liquid Assets Portfolio, the ING Intermediate Bond Portfolio; and the Fixed Interest Allocation.

For Contracts issued prior to May 1, 2003, the ING Intermediate Bond Portfolio is not designated as a Special Fund.

For contracts issued prior to September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is not
designated as a Special Fund.

DVA PLUS

34

Covered Funds are all investment options not designated as Special Funds or Excluded Funds. No investment options are currently designated as Excluded Funds.

The 7% MGDB allocated to Covered Funds equals premiums allocated to Covered Funds, adjusted for withdrawals and transfers, accumulated at 7% annually until age 80 or the 7% MGDB reaches the cap. There is no accumulation once the cap is reached. Payment of additional premiums may cause the accumulation to resume, but there is no catch-up for any period where accumulation was suspended. The Max 7 Enhanced Death Benefit available for some Contracts issued in 2001 or earlier allows for accumulation to continue beyond age 80, subject to the cap. Please see your Contract for details regarding the terms of your death benefit.

The 7% MGDB allocated to Special Funds equals premiums allocated to Special Funds, adjusted for withdrawals and transfers.
There is no accumulation of Minimum Guaranteed Death Benefit allocated to Special Funds.

The 7% MGDB allocated to Excluded Funds is determined in the same way as the 7% MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.
Withdrawals reduce the 7% MGDB on a pro-rata basis. The percentage reduction in the 7% MGDB for each Fund category
(i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The percentage reduction in the cap equals the percentage reduction in total contract value resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.
Transfers among Fund categories do not reduce the overall 7% MGDB, but do affect the amount of the 7% MGDB in a particular Fund category. Net transfers from among the Funds will reduce the 7% MGDB in the Funds on a pro-rata basis.

The Annual Ratchet Enhanced Death Benefit equals the greater of:

1)	the Standard Death Benefit; and
2)	the Annual Ratchet Minimum Guaranteed Death Benefit (“Annual Ratchet MGDB”) allocated to Covered Funds plus the contract value allocated to Excluded Funds.

Covered funds are all investment options not designated as Excluded Funds. No investment options are currently designated as
Excluded Funds for purposes of the Annual Ratchet MGDB.

The Annual Ratchet MGDB allocated to Covered Funds on the contract date equals the premium allocated to Covered Funds.
On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Covered Funds will be set to the greater of:

1)	the current contract value in Covered Funds (after deductions occurring as of that date); or
2)	the Annual Ratchet MGDB in Covered Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums, and partial withdrawals attributable to Covered Funds, and transfers.

Other than on contract anniversaries, the Annual Ratchet MGDB in the Covered Funds is equal to the Annual Ratchet MGDB in the Covered Funds from the last contract anniversary, adjusted for new premiums, and partial withdrawals attributable to
Covered Funds, and transfers.

The Annual Ratchet MGDB allocated to Excluded Funds on the contract date equals the premium allocated to Excluded Funds.
The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On the contract date, the Annual Ratchet MGDB allocated to Excluded Funds is equal to the premium allocated to Excluded
Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Excluded
Funds will be set to the greater of:

1)	the current contract value in Excluded Funds (after deductions occurring as of that date); or
2)	the Annual Ratchet MGDB in the Excluded Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Other than on contract anniversaries, the Annual Ratchet MGDB in the Excluded Funds is equal to the Annual Ratchet MGDB in the Excluded Funds from the last contract anniversary, adjusted for new premiums, and partial withdrawals attributable to
Excluded Funds, and transfers.

DVA PLUS

35

Withdrawals reduce the Annual Ratchet MGDB on a pro-rata basis. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Net transfers from Covered Funds to Special or Excluded Funds will reduce the 7% MGDB in Covered Funds on a pro-rata basis. The increase in the 7% MGDB allocated to Special or Excluded Funds, as applicable, will equal the decrease in the 7%
MGDB in Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the Annual Ratchet MGDB in Excluded Funds on a pro-rata basis. The increase in the Annual Ratchet MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the reduction in the Annual Ratchet MGDB in Excluded Funds.

The Max 7 Enhanced Death Benefit equals the greater of the 7% Solution Enhanced Death Benefit or the Annual Ratchet
Enhanced Death Benefit described above. Each Enhanced Death Benefit is determined independently of the other at all times.

Earnings Multiplier Benefit Rider. The earnings multiplier benefit rider is an optional rider that provides a separate death benefit in addition to the death benefit provided under the death benefit options described above. The rider is subject to state availability and is available only for issue ages 75 or under. You may add it at issue of the Contract or, if not yet available in your state, on the next contract anniversary following introduction of the rider in your state. The date on which the rider is added is referred to as the “rider effective date.”

If the rider is added at issue, the rider provides a benefit equal to a percentage of the gain under the Contract, up to a gain equal to 150% of premiums adjusted for withdrawals (“Maximum Base”). Currently, if added at issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) the Maximum Base; and ii) the contract value on the claim date minus premiums adjusted for withdrawals. If added after issue, the earnings multiplier benefit is equal to 55%
(30% for issue ages 70 and above) of the lesser of: i) 150% of the contract value on the rider effective date, plus subsequent premiums adjusted for subsequent withdrawals; and ii) the contract value on the claim date minus the contract value on the rider effective date, minus subsequent premiums adjusted for subsequent withdrawals. The adjustment to the benefit for withdrawals is pro-rata, meaning that the benefit will be reduced by the proportion that the withdrawal bears to the contract value at the time of the withdrawal.

There is an extra charge for the earnings multiplier benefit rider and once selected, it may not be revoked. The rider does not provide a benefit if there is no gain under the Contract. As such, the Company would continue to assess a charge for the rider, even though no benefit would be payable at death under the rider if there are no gains under the Contract. Please see “Charges and Fees — Earnings Multiplier Benefit Charge” for a description of the charge.

The rider is available for both non-qualified and qualified contracts. Please see the discussions of possible tax consequences in
“Federal Tax Considerations,” “Individual Retirement Annuities,” “Taxation of Qualified Contracts,” and “Tax Consequences
of Enhanced Death Benefit,” in this prospectus.

Death Benefit During the Income Phase
If any contract owner or the annuitant dies after the annuity start date, the Company will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

Continuation After Death — Spouse
If at the contract owner’s death, the surviving spouse of the deceased contract owner is the beneficiary and such surviving spouse elects to continue the contract as his or her own, the following will apply:

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value on that date is greater than zero, we will add such difference to the contract value. We will allocate such addition to the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the addition to the Liquid Assets subaccount, or its successor. Such addition to contract value will not affect the guaranteed death benefit or any living benefit rider values. Any addition to contract value is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the contract elects to continue the contract as his or her own.

The death benefits under each of the available options will continue, based on the surviving spouse’s age on the date that ownership changes.

DVA PLUS

36

At subsequent surrender, we will waive any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner. Any premiums paid later will be subject to any applicable surrender charge.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the Liquid Assets subaccount, or its successor.

The earnings multiplier benefit rider will continue if the surviving spouse is eligible based on his or her attained age. If the surviving spouse is older than the maximum rider issue age, the rider will terminate. The Maximum Base and the percentages will be reset based on the adjusted contract value. The calculation of the benefit going forward will be: (i) based on the attained age of the spouse at the time of the ownership change using current values as of that date; (ii) computed as if the rider were added to the Contract after issue and after the increase; and (iii) based on the Maximum Base and percentages in effect on the original rider date. However, we may permit the surviving spouse to elect to use the then-current Maximum Base and percentages in the benefit calculation.

Continuation After Death — Not a Spouse
If the beneficiary or surviving joint owner is not the spouse of the owner, the contract may continue in force subject to the required distribution rules of the Tax Code. See next section, “Required Distributions Upon Contract Owner’s Death.”

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. Such addition will be allocated to the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the addition will be allocated to the Liquid Assets subaccount, or its successor.

The death benefit will then terminate. At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. No additional premium payments may be made.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the Liquid Assets subaccount, or its successor. The earnings multiplier benefit rider then terminates, whether or not a benefit was payable under the terms of the rider.

Required Distributions Upon Contract Owner’s Death
We will not allow any payment of benefits provided under a non-qualified Contract which does not satisfy the requirements of
Section 72(s) of the Tax Code.

If any contract owner of a non-qualified contract dies before the annuity start date, we will distribute the death benefit payable to the beneficiary as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner’s date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner’s date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner’s date of death.

Notwithstanding (a) and (b) above, if the sole contract owner’s beneficiary is the deceased owner’s surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner’s death. Upon receipt of such election from the spouse at our Customer Service Center: (i) all rights of the spouse as contract owner’s beneficiary under the
Contract in effect prior to such election will cease; (ii) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (iii) all rights and privileges granted by the Contract or allowed by us will belong to the spouse as contract owner of the Contract. We deem the spouse to have made this election if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner’s beneficiary is not a spouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner’s death.

DVA PLUS

37

Subject to availability, and our then current rules, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the life expectancy of the beneficiary (“stretch”). “Stretch” payments will be subject to the same limitations as systematic withdrawals, and non-qualified “stretch” payments will be reported on the same basis as other systematic withdrawals.

If we do not receive an election from an owner’s beneficiary who is not a spouse within the 1-year period after the contract owner’s date of death, then we will pay the death benefit to the owner’s beneficiary in a cash payment within five years from the date of death. We will determine the death benefit as of the date we receive proof of death. Such cash payment will be in full settlement of all our liability under the Contract.

If a contract owner dies after the annuity start date, all of the contract owner’s rights granted under the Contract or allowed by us will pass to the contract owner’s beneficiary.

If a contract has joint owners, we will consider the date of death of the first joint owner as the death of the contract owner, and the surviving joint owner will become the beneficiary of the Contract. If any contract owner is not an individual, the death of an annuitant shall be treated as the death of a contract owner.

Effect of MGWB on Death Benefit
If you die before Automatic Periodic Benefit Status under the MGWB rider, the death benefit is payable, but the rider terminates. However, if the beneficiary is the owner’s spouse, and the spouse elects to continue the Contract, the death benefit is not payable until the spouse’s death.

If you die during Automatic Periodic Benefit Status, the death benefit payable is your MGWB Withdrawal Account, which equals the sum of the remaining MGWB periodic payments. Please see “Minimum Guaranteed Withdrawal Benefit Rider.”

THE ANNUITY OPTIONS

Annuitization of Your Contract
If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. We will make these payments under the annuity option you chose. You may change an annuity option by making a written request to us at least 30 days before the annuity start date. The amount of the payments will be determined by applying your contract value, adjusted for any applicable Market Value Adjustment, on the annuity start date in accordance with the annuity option you chose. The MGIB annuity benefit may be available if you have purchased the MGIB rider, provided the waiting period and other specified conditions have been met.

You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner’s death or the annuitant’s death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option. In such a case, the payments will be based on the life expectancy of the beneficiary rather than the life of the annuitant. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed
Interest Allocations.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Some fixed annuity options provide fixed payments either for a specified period of time or for the life of the annuitant. The amount of life income payments will depend on the form and duration of payments you chose, the age of the annuitant or beneficiary (and gender, where appropriate under applicable law), the total contract value applied to periodic income payments, and the applicable payment rate.

DVA PLUS

38

Our approval is needed for any option where:

1)	The person named to receive payment is other than the contract owner or beneficiary;
2)	The person named is not a natural person, such as a corporation; or
3)	Any income payment would be less than the minimum annuity income payment allowed.

Selecting the Annuity Start Date
You select the annuity start date, which is the date on which the annuity payments commence. Unless we consent, the annuity start date must be at least 3 years from the contract date but before the month immediately following the annuitant’s 90th birthday. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 3 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant’s 90th birthday.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. For more information, see “Federal Tax Considerations” and the
SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you reach age 70½ or, in some cases, retire.
Distributions may be made through annuitization or withdrawals. You should consult a tax adviser for tax advice before investing.

Frequency of Annuity Payments
You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

Beneficiary Rights
A beneficiary’s right to elect an annuity option or receive a lump sum may have been restricted by the contract owner. If so, such options will not be available to the beneficiary.

The Annuity Options
We offer the 4 annuity options shown below. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable, although only fixed payments are currently available. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company’s general account.

Option 1. Income for a Fixed Period. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59½.

Option 2. Income for Life with a Period Certain. Under this option, we make payments for the life of the annuitant in equal monthly installments and guarantee the income for at least a period certain, such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount of your Contract. If the person named lives beyond the guaranteed period, we will continue payments until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person’s age on his or her last birthday before the annuity start date. Amounts for ages not shown in the
Contract are available if you ask for them.

Option 3. Joint Life Income. This option is available when there are 2 persons named to determine annuity payments.
At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments.
Monthly payment amounts are available if you ask for them.

Option 4. Annuity Plan. Under this option, your contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the 1940 Act, it will comply with the requirements of such Act.

DVA PLUS

39

Payment When Named Person Dies
When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and ING USA. The amounts we will pay are determined as follows:

1)	For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. We will base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2.
2)	For Option 3, no amounts are payable after both named persons have died.
3)	For Option 4, the annuity option agreement will state the amount we will pay, if any.

OTHER CONTRACT PROVISIONS

Reports to Contract Owners
We confirm purchase, transfer and withdrawal transactions usually within 5 business days of processing. We may also send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value. You have 30 days to notify our
Customer Service Center of any errors or discrepancies. We will notify you when any shareholder reports of the investment portfolios in which Separate Account B invests are available. We will also send any other reports, notices or documents we are required by law to furnish to you.

Suspension of Payments
The Company reserves the right to suspend or postpone the date of any payment or determination of values, beyond the 7 permitted days on any business day (i) when the New York Stock Exchange is closed; (ii) when trading on the New York Stock
Exchange is restricted; (iii) when an emergency exists as determined by the SEC so that the sale of securities held in Separate
Account B may not reasonably occur or so that the Company may not reasonably determine the value of Separate Account B’s net assets; or (iv) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

In Case of Errors in Your Application
If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the
Contract shall be those that the premium payment would have bought had the age or gender not been misstated.

Assigning the Contract as Collateral
You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary’s rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You should consult a tax adviser for tax advice. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

Contract Changes — Applicable Tax Law
We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. We will give you advance notice of such changes.

Free Look
You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our
Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, (i) we adjust your contract value for any market value adjustment (if you have invested in the Fixed Account), and (ii) then we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Assets subaccount).
We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look

DVA PLUS

40

period. Your Contract is void as of the day we receive your Contract and cancellation request in good order. We determine your contract value at the close of business on the day we void your Contract. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed
Interest Allocation chosen by you.

Special Arrangements
We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

Selling the Contract
Our affiliate, Directed Services LLC, 1475 Dunwoody Drive, West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other ING USA contracts. Directed Services LLC, a Delaware limited liability company, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the
Financial Industry Regulatory Authority, Inc. (“FINRA”).

Directed Services LLC does not retain any commissions or compensation paid to it by ING USA for Contract sales. Directed
Services LLC enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products (“selling firms”). Selling firms are also registered with the SEC and are FINRA member firms.

ING Financial Partners, Inc. is affiliated with the Company and has entered into a selling agreement with Directed Services LLC for the sale of our variable annuity contracts:

Directed Services LLC pays selling firms compensation for the promotion and sale of the Contracts. Registered representatives of the selling firms who solicit sales of the Contracts typically receive a portion of the compensation paid by Directed Services
LLC to the selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the Contracts.

Directed Services LLC pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to % of premium payments. In addition, selling firms may receive ongoing annual compensation of up to % of all, or a portion, of values of
Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on the firm’s practices. Commissions and annual compensation, when combined, could exceed % of total premium payments.

Directed Services LLC has special compensation arrangements with certain selling firms based on those firms’ aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

In addition to the direct cash compensation for sales of Contracts described above, Directed Services LLC may also pay selling firms additional compensation or reimbursement of expenses for their efforts in selling the Contracts to you and other customers. These amounts may include:

· Marketing/distribution allowances which may be based on the percentages of premium received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;

· Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives). These loans may have advantageous terms such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which terms may be conditioned on fixed insurance product sales;

DVA PLUS

41

· Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our expense;

· Sponsorship payments or reimbursements for broker/dealers to use in sales contests and/or meetings for their agents/registered representatives who sell our products. We do not hold contests based solely on the sales of this product;

· Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, agent/representative recruiting or other activities that promote the sale of contracts; and

· Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses
(including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We may pay commissions, dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the
Contract.

The following is a list of the top 25 selling firms that, during 2012, received the most compensation, in the aggregate, from us in connection with the sale of registered annuity contracts issued by us, ranked by total dollars received:

1.	Morgan Stanley Smith Barney LLC	14.	First Allied Securities Inc.
2.	LPL Financial Corporation	15.	Woodbury Financial Services Inc.
3.	Merrill Lynch, Pierce, Fenner & Smith, Incorporated	16.	Commonwealth Financial Network Inc.
4.	ING Financial Partners Inc.	17.	SII Investments Inc. WI
5.	Wells Fargo Advisors, LLC	18.	ING Financial Partners, Inc.-CAREER
6.	Wells Fargo Advisors, LLC (Bank Channel)	19.	Wells Fargo Advisors Financial Network, LLC
7.	UBS Financial Services Inc.	20.	Ameriprise Financial Services Inc.
8.	Raymond James Financial Services Inc.	21.	Centaurus Financial Inc.
9.	ING Financial Partners, Inc.-Retirement Channels	22.	Cetera Investment Services LLC
10.	National Planning Corporation	23.	Raymond James and Associates Inc.
11.	Cetera Advisors LLC	24.	Wells Fargo SEC, LLC
12.	Cetera Advisor Networks LLC	25.	Cambridge Investment Research Inc.
13.	Securities America Inc.

Directed Services LLC may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments and/or a percentage of Contract values. Directed Services LLC may, at its discretion, pay additional cash compensation to wholesalers/distributors for sales by certain broker-dealers or “focus firms.”

We do not pay any additional compensation on the sale or exercise of any of the Contract’s optional benefit riders offered in this prospectus.

DVA PLUS

42

This is a general discussion of the types and levels of compensation paid by us for sale of our variable annuity contracts. It is important for you to know that the payment of volume- or sales-based compensation to a selling firm or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company, and may also provide a financial incentive to promote one of our contracts over another.

OTHER INFORMATION

Voting Rights
We will vote the shares of a Trust owned by Separate Account B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract’s contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that subaccount. We will also vote shares we hold in Separate Account B which are not attributable to contract owners in the same proportion. The effect of proportional voting is that a small number of contract owners may decide the outcome of a vote.

State Regulation
We are regulated by the Insurance Department of the State of Iowa. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance
Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

Legal Proceedings
We are not aware of any pending legal proceedings that are likely to have a material adverse effect upon the Company’s ability to meet its obligations under the contract, Directed Services LLC ability to distribute the contract or upon the separate account.

Litigation. Notwithstanding the foregoing, the Company and/or Directed Services LLC, is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Certain claims are asserted as class actions. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim oftentimes bears little relevance to the merits or potential value of a claim. Due to the uncertainties of litigation, the outcome of a

DVA PLUS

43

litigation matter and the amount or range of potential loss is difficult to forecast and a determination of potential losses requires significant management judgment.

Regulatory Matters. As with other financial services companies, the Company and its affiliates, including Directed
Services LLC, periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the Company or subject the Company to settlement payments, fines, penalties and other financial consequences, as well as changes to the Company’s policies and procedures.

It is not possible to predict the ultimate outcome for all pending litigation and regulatory matters and given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

FEDERAL TAX CONSIDERATIONS

Introduction
This section discusses our understanding of current federal income tax laws affecting the contract. Federal income tax treatment of the contract is complex and sometimes uncertain. You should keep the following in mind when reading it:

Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;
Tax laws change. It is possible that a change in the future could affect contracts issued in the past;
This section addresses some but not all applicable federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, or any other tax provisions; and
We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser.

Types of Contracts: Non-Qualified or Qualified
The Contract may be purchased on a non-tax-qualified basis (non-qualified contracts) or purchased on a tax-qualified basis
(qualified contracts).

Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Tax Code.

Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions to retirement plans that are intended to qualify for special income tax treatment under Sections 401, 408 or
408A, and some provisions of 403 and 457 of the Tax Code.

Effective January 1, 2009, except in the case of a rollover contribution as permitted under the Tax Code or as a result of an intra-plan exchange or plan-to-plan transfer described under the Final Regulations, contributions to a section 403(b) tax sheltered annuity contract may only be made by the Employer sponsoring the Plan under which the assets in your contract are covered subject to the applicable Treasury Regulations and only if the Company, in its sole discretion, agrees to be an approved provider.

Taxation of Non-Qualified Contracts

Premiums
You may not deduct the amount of your premiums to a non-qualified contract.

Taxation of Gains Prior to Distribution
Tax Code Section 72 governs taxation of annuities in general. We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution occurs or until annuity payments

DVA PLUS

44

begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to be eligible to receive deferral of taxation, the following requirements must be satisfied:

Diversification. Tax Code Section 817(h) requires that in a nonqualified contract the investments of the funds be
“adequately diversified” in accordance with Treasury Regulations in order for the Contract to qualify as an annuity contract under federal tax law. The separate account, through the funds, intends to comply with the diversification requirements prescribed by Tax Code Section 817(h) and by the Treasury in Reg. Sec. 1.817-5, which affects how the funds’ assets may be invested. If it is determined, however, that your Contract does not satisfy the applicable diversification requirements and rulings because a subaccount’s corresponding fund fails to be adequately diversified for whatever reason, we will take appropriate steps to bring your Contract into compliance with such regulations and rulings, and we reserve the right to modify your Contract as necessary to do so.

Investor Control. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the
Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income.
Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The
Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Tax Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these
Tax Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements.

Non-Natural Holders of a Non-Qualified Contract. If you are not a natural person, a non-qualified contract generally is not treated as an annuity for income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. Income on the contract is any increase in the contract value over the “investment in the contract”
(generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a non-natural person should consult with its tax adviser prior to purchasing the
Contract. When the contract owner is not a natural person, a change in the annuitant is treated as the death of the contract owner.

Delayed Annuity Starting Date. If the Contract’s annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., after age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

Taxation of Distributions

General. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the contract at that time.
Investment in the contract is generally equal to the amount of all premiums to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s investment in the contract (cost basis).

DVA PLUS

45

10% Penalty Tax. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10%
of the amount treated as income. In general, however, there is no penalty on distributions:

made on or after the taxpayer reaches age 59½;
made on or after the death of a contract owner (the annuitant if the contract owner is a non-natural person);
attributable to the taxpayer’s becoming disabled as defined in the Tax Code;
made as part of a series of substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or
the distribution is allocable to investment in the contract before August 14, 1982.

The 10% penalty does not apply to distributions from an immediate annuity as defined in the Tax Code. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the
Contract;
Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;
Then, from any remaining “income on the contract;” and
Lastly, from any remaining “investment in the contract.”

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. Pursuant to IRS guidance, receipt of partial withdrawals or surrenders from either the original contract or the new contract during the 180 day period beginning on the date of the partial exchange may retroactively negate the partial exchange. If the partial exchange is retroactively negated, the partial withdrawal or surrender of the original contract will be treated as a withdrawal, taxable as ordinary income to the extent of gain in the original contract and, if the partial exchange occurred prior to you reaching age 59½, may be subject to an additional 10% tax penalty. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange or subsequent distribution within 180 days of a partial exchange with your tax advisor prior to proceeding with the transaction.

Taxation of Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each subsequent annuity payment is subject to tax as ordinary income.

On September 27, 2010, President Obama signed into law the Small Business Jobs Act of 2010, which included language that permits the partial annuitization of non-qualified annuities, effective for amounts received in taxable years beginning after
December 31, 2010. The provision applies an exclusion ratio to any amount received as an annuity under a portion of an annuity provided that the annuity payments are made for a period of 10 years or more or for life. Please consult your tax adviser before electing a partial annuitization.

Death Benefits. Amounts may be distributed from a Contract because of your death or the death of the annuitant.
Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments.

DVA PLUS

46

Different distribution requirements apply if your death occurs:

After you begin receiving annuity payments under the Contract; or
Before you begin receiving such distributions.

If your death occurs after you begin receiving annuity payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving annuity payments, your entire balance must be distributed within five years after the date of your death. For example, if you die on September 1, 2013, your entire balance must be distributed by August
31, 2018. However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:

Over the life of the designated beneficiary; or
Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, the contract may be continued with the surviving spouse as the new contract owner. If the contract owner is a non-natural person and the primary annuitant dies, the same rules apply on the death of the primary annuitant as outlined above for the death of a contract owner.

The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a non-qualified contract, the selection of certain annuity dates, or the designation of an annuitant or payee other than an owner may result in certain tax consequences to you that are not discussed herein. The assignment, pledge or agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. Anyone contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser regarding the potential tax effects of such a transaction.

Immediate Annuities. Under Section 72 of the Tax Code, an immediate annuity means an annuity (1) which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. While this Contract is not designed as an immediate annuity, treatment as an immediate annuity would have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain exchanges.

Multiple Contracts. Tax laws require that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code Section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code Section 72(e) through the serial purchase of annuity contracts or otherwise.

Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a
Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, please contact our Customer Service Center.

DVA PLUS

47

If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code Section 1441 based on the individual’s citizenship, the country of domicile and treaty status, and we may require additional documentation prior to processing any requested transaction.

Taxation of Qualified Contracts

General
The Contracts are primarily designed for use with IRAs under Tax Code Sections 401, 408 or 408A, and some provisions of 403 and 457 (We refer to all of these as “qualified plans”). The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. The ultimate effect of federal income taxes on the amounts held under a Contract, or on annuity payments, depends on the type of retirement plan as well as your particular facts and circumstances. Special favorable tax treatment may be available for certain types of contributions and distributions.
In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some qualified plans may be subject to additional distribution or other requirements that are not incorporated into the Contract. No attempt is made to provide more than general information about the use of the Contracts with qualified plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. The Company is not bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless we consent.

Contract owners and beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral
Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn.
However, in the case of a qualified plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself.
Annuities do provide other features and benefits (such as guaranteed living benefits and/or death benefits or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

Section 401(a), 401(k), Roth 401(k), and 403(a) Plans. Sections 401(a), 401(k), and 403(a) of the Tax Code permit certain employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of Contracts to accumulate retirement savings under the plans. Employers intending to use the Contract with such plans should seek competent legal advice.

The contracts may also be available as a Roth 401(k), as described in Tax Code Section 402A, and we may set up accounts for you under the Contract for Roth 401(k) contributions (“Roth 401(k) accounts”). Tax Code Section 402A allows employees of certain private employers to contribute after-tax salary contributions to a Roth 401(k), which provides for tax-free distributions, subject to certain restrictions.

Individual Retirement Annuities. Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”). IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Contributions to IRAs must be made in cash or as a rollover or a transfer from another eligible plan.
Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be “rolled over” on a tax-deferred basis into an IRA. If you make a tax-free rollover of a distribution from an IRA you may not make another tax-
free rollover from the IRA within a 1-year period. Sales of the contract for use with IRAs may be subject to special requirements of the IRS.

DVA PLUS

48

The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

Roth IRAs. Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA.
Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA.
Certain qualifying individuals may convert an IRA, SEP, or a SIMPLE to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another
Roth IRA, you may not make another tax-free rollover from the Roth IRA within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

Sales of a contract for use with a Roth IRA may be subject to special requirements of the IRS. The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

Section 403(b) Tax-Sheltered Annuities. The contracts are no longer available for purchase as Tax Code section
403(b) tax-sheltered annuities. Existing contracts issued as Tax Code section 403(b) tax-sheltered annuities will continue to be maintained as such under the applicable rules and regulations.

The Treasury Department has issued regulations which generally take effect on January 1, 2009. Existing contracts will be modified as necessary to comply with these regulations where allowed, or where required by law in order to maintain their status as section 403(b) tax-sheltered annuities. The final regulations include: (a) the ability to terminate a 403(b) plan, which would entitle a participant to a distribution; (b) the revocation of IRS Revenue Ruling 90-24, and the resulting increase in restrictions on a participant’s right to transfer his or her 403(b) accounts; and (3) the imposition of withdrawal restrictions on non-salary reduction contribution amounts, as well as other changes.

Contributions
In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code. You should consult with your tax adviser in connection with contributions to a qualified contract.

Distributions – General
Certain tax rules apply to distributions from the Contract. A distribution is any amount taken from a Contract including withdrawals, annuity payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

Section 401(a), 401(k) and 403(a) Plans. Distributions from these plans are taxed as received unless one of the following is true:

The distribution is an eligible rollover distribution and is directly transferred to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;
You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
The distribution is a qualified health insurance premium of a retired safety officer as defined in the Pension
Protection Act of 2006.

A payment is an eligible rollover distribution unless it is:

part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of
10 years or more;
a required minimum distribution under Tax Code Section 401(a)(9);
a hardship withdrawal;
otherwise excludable from income; or
Not recognized under applicable regulations as eligible for rollover.

DVA PLUS

49

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a Contract used with a 401(a), 401(k)
or 403(a) plan unless certain exceptions, including one or more of the following, have occurred:

You have attained age 59½;
You have become disabled, as defined in the Tax Code;
You have died and the distribution is to your beneficiary;
You have separated from service with the sponsor at or after age 55;
The distribution amount is directly transferred into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;
You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;
The distribution is made due to an IRS levy upon your plan;
The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (QDRO); or
The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006 (401(k)
plans only).

In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax Code may provide other exceptions or impose other penalties in other circumstances.

Individual Retirement Annuities. All distributions from an IRA are taxed as received unless either one of the following is true:

The distribution is directly transferred to another IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or
You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from an IRA unless certain exceptions, including one or more of the following, have occurred:

You have attained age 59½;
You have become disabled, as defined in the Tax Code;
You have died and the distribution is to your beneficiary;
The distribution amount is directly transferred into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;
The distribution is made due to an IRS levy upon your plan; or
The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006.

In addition, the 10% penalty tax does not apply to a distribution made from an IRA to pay for health insurance premiums for certain unemployed individuals, a qualified first-time home purchase, or for higher education expenses.

Roth IRAs. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a
Roth IRA of the owner; and
Made after you attain age 59½, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, generally it will be taxable to the extent of the accumulated earnings. A partial distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a Roth IRA that is not a qualified distribution unless certain exceptions have occurred. In general, the exceptions for an IRA listed above also apply to a distribution from a Roth IRA that is not a qualified distribution or a rollover to a Roth IRA that is not a qualified rollover contribution. The 10% penalty tax is also waived on a distribution made from a Roth IRA to pay for health insurance premiums for certain unemployed individuals, used for a qualified first-time home purchase, or for higher education expenses.

DVA PLUS

50

403(b) Plans. Distributions from your contract are subject to the requirements of Code Section 403(b), the Treasury
Regulations, and, if applicable, the Plan under which the assets in your contract are covered. In accordance with Code Section
403(b) and the Treasury Regulations, we have no responsibility or obligation to make any distribution (including distributions due to loans, annuity payouts, qualified domestic relations orders, hardship withdrawals and systematic distributions options)
from your contract until we have received instructions or information from your Employer and/or its designee or, if permitted under Code Section 403(b) and the Treasury Regulations, you in a form acceptable to us and necessary for us to administer your contract in accordance with Code Section 403(b) the Treasury Regulations, and, if applicable, the Plan.

All distributions from these plans are taxed as received unless one of the following is true:

The distribution is an eligible rollover distribution and is directly transferred to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;
You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension
Protection Act of 2006.

A payment is an eligible rollover distribution unless it is:

Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of
10 years or more;
A required minimum distribution under Tax Code section 401(a)(9);
A hardship withdrawal;
Otherwise excludable from income; or
Not recognized under applicable regulations as eligible for rollover.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a 403(b) plan, unless certain exceptions have occurred. In general, the exceptions for an IRA listed above also apply to a distribution from a
403(b) plan, plus in the event you have separated from service with the sponsor at or after age 55, or you have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually)
over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary. In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

Distribution of amounts restricted under Tax Code section 403(b)(11) may only occur upon your death, attainment of age 59½, severance from employment, disability or financial hardship. Such distributions remain subject to other applicable restrictions under the Tax Code and the regulations.

Lifetime Required Minimum Distributions (Sections 401(a), 401(k), Roth 401(k), 403(a), 403(b) and IRAs only).

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. These rules may dictate the following:

Start date for distributions;
The time period in which all amounts in your account(s) must be distributed; and
Distribution amounts.

Start Date and Time Period. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

Over your life or the joint lives of you and your designated beneficiary; or
Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

DVA PLUS

51

Distribution Amounts. The amount of each required distribution must be calculated in accordance with Tax
Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Lifetime Required Minimum Distributions are not applicable to Roth IRAs during your lifetime. Further information regarding required minimum distributions may be found in your contract.

Required Distributions Upon Death (Sections 401(a), 401(k), Roth 401(k), 403(a), 403(b), IRAs and Roth IRAs
Only). Different distribution requirements apply after your death, depending upon if you have been receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract.

If your death occurs on or after you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code Section 401(a)(9) provides specific rules for calculating the required minimum distributions after your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2013, your entire balance must be distributed to the designated beneficiary by December 31, 2018.
However, if distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

Over the life of the designated beneficiary; or
Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

December 31 of the calendar year following the calendar year of your death; or
December 31 of the calendar year in which you would have attained age 70½.

No designated beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar containing the fifth anniversary of the contract owner’s death.

Special Rule for IRA Spousal Beneficiaries (IRAs and Roth IRAs Only). In lieu of taking a distribution under these rules, if the sole designated beneficiary is the contract owner’s surviving spouse, the spousal beneficiary may elect to treat the contract as his or her own IRA and defer taking a distribution until his or her own start date. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the contract or fails to take a distribution within the required time period.

Withholding
Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient’s tax status.

401(a), 401(k), Roth 401(k), 403(a) and 403(b). Generally, distributions from these plans are subject to mandatory
20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

IRAs and Roth IRAs. Generally, you or, if applicable, a designated beneficiary may elect not to have tax withheld from distributions.

Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual’s citizenship, the country of domicile and treaty status, and we may require additional documentation prior to processing any requested distribution.

DVA PLUS

52

Assignment and Other Transfers

IRAS and Roth IRAs. The Tax Code does not allow a transfer or assignment of your rights under these contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a qualified tax adviser regarding the potential tax effects of such a transaction.

Section 403(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

A plan participant as a means to provide benefit payments;
An alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p); or
The Company as collateral for a loan.

Tax Consequences of Living Benefits and Death Benefit

Living Benefits. Except as otherwise noted below, when a full or partial withdrawal from a contract occurs under the MGWB rider, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any deferred sales charge) immediately before the distribution over the investment in the contract at that time.

Investment in the contract is generally equal to the amount of all contributions to the contract previously included in your gross income, plus amounts previously included in your gross income as the result of certain loans, assignments, or gifts, less the aggregate amount of non-taxable distributions previously made. The income on the contract for purposes of calculating the taxable amount of a distribution may be unclear. For example, the living benefits provided under the MGWB rider, as well as the market value adjustment, could increase the contract value that applies. Thus, the income on the contract could be higher than the amount of income that would be determined without regard to such a benefit. As a result, you could have higher amounts of income than will be reported to you. In addition, payments under any guaranteed payment phase of such riders after the contract value has been reduced to zero may be subject to the exclusion ratio rules under Tax
Code Section 72(b) for tax purposes. Please consult your tax advisor about the tax consequences of living benefits.

Enhanced Death Benefits. The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as other than an incidental death benefit.
In addition, the provision of such benefits may result in currently taxable income , and the presence of the death benefit could affect the amount of required minimum distributions. Finally, certain charges are imposed with respect to some of the available death benefits. It is possible those charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract. Pleases consult your tax advisor about the tax consequences of enhanced death benefits.

Possible Changes in Taxation
Although the likelihood of legislative change and tax reform is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

Same-Sex Marriages
Pursuant to Section 3 of the federal Defense of Marriage Act (“DOMA”), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a qualified tax adviser. In certain states, to the extent that an annuity contract or certificate offers to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any Contract Owner’s spouse.

DVA PLUS

53

Taxation of Company
We are taxed as a life insurance company under the Tax Code. The separate account is not a separate entity from us.
Therefore, it is not taxed separately as a “regulated investment company,” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the Contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

DVA PLUS

54

STATEMENT OF ADDITIONAL INFORMATION

Table of Contents
Item
Introduction
Description of ING USA Annuity and Life Insurance Company
Separate Account B of ING USA Annuity and Life Insurance Company
Safekeeping of Assets
Experts
Distribution of Contracts
Published Ratings
Accumulation Unit Value
Performance Information
Other Information
Financial Statements of ING USA Annuity and Life Insurance Company
Financial Statements of Separate Account B of ING USA Annuity and Life Insurance Company
Condensed Financial Information (Accumulation Unit Values)

Please tear off, complete and return the form below to order a free Statement of Additional Information for the
Contracts offered under the prospectus. Send the form to our Customer Service Center at P.O. Box 9271, Des Moines,
Iowa 50306-9271.
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT B, ING GOLDENSELECT DVA PLUS 033-59261. Please Print or Type:

__________________________________________________ Name __________________________________________________ Street Address __________________________________________________ City, State, Zip

05/01/2013

DVA PLUS

55

APPENDIX A

The following tables show the Condensed Financial Information (accumulation unit values for the periods indicated and number of units outstanding) by subaccount for a Contract with the lowest and highest combination of asset-based charges. This information is current through December 31, 2012, including portfolio names, and derives from the financial statements of the Separate Account, which together constitute the Separate Account’s Condensed Financial
Information. Portfolio name changes after December 31, 2012 are not reflected in the following information. Complete information is available in the SAI.
Contact our Customer Service Center to obtain your copy free of charge. Please ask us about where you can find more timely information.

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2012, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING USA Separate Account B available under the Contract for the indicated periods.

Separate Account Annual Charges of 1.25%

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.86	$10.36	$9.55	$8.00	$9.58
Value at end of period	$10.70	$9.86	$10.36	$9.55	$8.00
Number of accumulation units outstanding at end of period	126,796	133,680	109,103	45,478	19,888
COLUMBIA SMALL CAP VALUE FUND VS
(Funds were first received in this option during November 2003)
Value at beginning of period	$20.09	$21.68	$17.36	$14.06	$19.82	$20.60	$17.48	$16.78	$13.87	$10.00
Value at end of period	$22.07	$20.09	$21.68	$17.36	$14.06	$19.82	$20.60	$17.48	$16.78	$13.87
Number of accumulation units outstanding at end of period	4,950	7,319	7,580	7,961	9,230	10,528	17,062	12,301	8,283	12,504
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.43	$16.07	$13.92	$10.40	$18.38	$15.87	$14.42	$12.52
Value at end of period	$17.69	$15.43	$16.07	$13.92	$10.40	$18.38	$15.87	$14.42
Number of accumulation units outstanding at end of period	251,442	297,798	327,232	356,883	411,910	404,210	289,769	216,279
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$11.17	$11.24	$9.90	$7.72	$13.67	$13.67	$11.55	$11.07	$10.08	$7.85
Value at end of period	$12.91	$11.17	$11.24	$9.90	$7.72	$13.67	$13.67	$11.55	$11.07	$10.08
Number of accumulation units outstanding at end of period	76,177	100,918	108,181	121,118	138,149	155,665	117,442	100,395	76,016	33,628
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.66	$9.69	$8.77	$7.20	$9.62
Value at end of period	$11.02	$9.66	$9.69	$8.77	$7.20
Number of accumulation units outstanding at end of period	42,849	51,737	64,241	53,966	30,537
ING AMERICAN FUNDS GLOBAL GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$9.34	$10.62
Value at end of period	$10.77	$9.34
Number of accumulation units outstanding at end of period	1,856	1,609

DVA Plus

A 1

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING AMERICAN FUNDS INTERNATIONAL GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$8.83	$10.52
Value at end of period	$10.08	$8.83
Number of accumulation units outstanding at end of period	11,519	8,075
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$15.94	$18.86	$17.90	$12.73	$22.41	$19.01	$16.26	$13.62	$11.62	$10.00
Value at end of period	$18.46	$15.94	$18.86	$17.90	$12.73	$22.41	$19.01	$16.26	$13.62	$11.62
Number of accumulation units outstanding at end of period	260,572	318,091	348,712	367,386	406,419	428,086	345,741	269,279	104,277	8,124
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.50	$13.45	$12.09	$9.92
Value at end of period	$13.96	$12.50	$13.45	$12.09
Number of accumulation units outstanding at end of period	12,386	17,151	13,876	13,501
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.83	$12.71	$10.18	$7.62	$13.14	$12.54	$11.02	$9.95
Value at end of period	$15.16	$12.83	$12.71	$10.18	$7.62	$13.14	$12.54	$11.02
Number of accumulation units outstanding at end of period	83,063	94,226	96,813	104,384	98,513	100,200	55,109	18,568
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.90	$11.50	$10.89	$9.18	$13.04	$12.16	$10.81	$9.92	$9.75
Value at end of period	$13.95	$11.90	$11.50	$10.89	$9.18	$13.04	$12.16	$10.81	$9.92
Number of accumulation units outstanding at end of period	47,741	44,322	44,644	55,678	54,801	46,973	48,700	35,793	16,762
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.21	$11.04	$10.60	$9.97
Value at end of period	$12.83	$12.21	$11.04	$10.60
Number of accumulation units outstanding at end of period	209,102	127,882	142,911	37,847
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$11.23	$11.56	$10.32	$8.03	$13.34	$12.65	$11.96	$10.98	$9.99
Value at end of period	$12.70	$11.23	$11.56	$10.32	$8.03	$13.34	$12.65	$11.96	$10.98
Number of accumulation units outstanding at end of period	44,088	71,989	51,290	47,131	46,310	70,250	29,742	33,842	71
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.11	$11.45	$9.81	$6.51	$9.99
Value at end of period	$10.74	$10.11	$11.45	$9.81	$6.51
Number of accumulation units outstanding at end of period	93,957	87,072	72,817	67,035	44,807
ING BOND PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$10.73	$10.28	$9.81	$8.86	$9.83
Value at end of period	$11.28	$10.73	$10.28	$9.81	$8.86
Number of accumulation units outstanding at end of period	86,290	90,479	101,192	109,980	108,650
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.22	$10.93	$9.54	$7.24	$12.48	$13.64	$11.46
Value at end of period	$12.68	$10.22	$10.93	$9.54	$7.24	$12.48	$13.64
Number of accumulation units outstanding at end of period	48,915	60,194	84,455	89,612	99,999	107,813	24,276
ING CLARION REAL ESTATE PORTFOLIO
Value at beginning of period	$75.17	$69.52	$55.00	$40.99	$67.51	$83.11	$61.15	$53.02	$38.97	$28.65
Value at end of period	$85.76	$75.17	$69.52	$55.00	$40.99	$67.51	$83.11	$61.15	$53.02	$38.97
Number of accumulation units outstanding at end of period	21,651	27,477	31,594	42,205	49,340	66,635	80,669	79,153	106,213	89,475

DVA Plus		A 2

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.75	$10.15	$8.20	$6.66	$10.23	$10.06	$9.44
Value at end of period	$11.00	$9.75	$10.15	$8.20	$6.66	$10.23	$10.06
Number of accumulation units outstanding at end of period	46,327	51,720	59,404	70,614	77,932	64,799	17,740
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$9.31	$9.90	$8.94	$6.88	$11.46	$11.15	$10.13
Value at end of period	$10.33	$9.31	$9.90	$8.94	$6.88	$11.46	$11.15
Number of accumulation units outstanding at end of period	115,289	123,908	150,779	157,889	159,880	125,072	30,946
ING DFA WORLD EQUITY PORTFOLIO
(Fund first available during April 2008)
Value at beginning of period	$7.78	$8.68	$7.04	$5.85	$10.41
Value at end of period	$9.07	$7.78	$8.68	$7.04	$5.85
Number of accumulation units outstanding at end of period	115,777	106,390	110,448	93,776	109,782
ING EURO STOXX 50® INDEX PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$7.19	$8.81	$9.81	$9.99
Value at end of period	$8.66	$7.19	$8.81	$9.81
Number of accumulation units outstanding at end of period	2,551	934	0	1,284
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$15.57	$17.70	$13.97	$10.16	$16.91	$14.96	$13.53	$11.72	$9.56	$7.26
Value at end of period	$17.62	$15.57	$17.70	$13.97	$10.16	$16.91	$14.96	$13.53	$11.72	$9.56
Number of accumulation units outstanding at end of period	142,727	174,083	203,999	238,063	243,970	330,637	198,145	213,623	38,198	44,499
ING FRANKLIN INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.40	$11.26	$10.10	$7.74	$11.09	$10.94	$9.98
Value at end of period	$12.68	$11.40	$11.26	$10.10	$7.74	$11.09	$10.94
Number of accumulation units outstanding at end of period	255,616	298,671	240,604	254,733	249,295	240,036	114,971
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.86	$10.06	$9.14	$7.31	$11.90	$12.53
Value at end of period	$11.06	$9.86	$10.06	$9.14	$7.31	$11.90
Number of accumulation units outstanding at end of period	118,987	125,064	136,290	149,113	165,455	151,725
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.38	$8.60	$7.86	$6.11	$9.62	$10.20
Value at end of period	$9.59	$8.38	$8.60	$7.86	$6.11	$9.62
Number of accumulation units outstanding at end of period	609,158	691,365	743,528	787,679	823,534	715,454
ING FTSE 100 INDEX® PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$10.45	$11.04	$10.27	$10.28
Value at end of period	$11.89	$10.45	$11.04	$10.27
Number of accumulation units outstanding at end of period	0	71	0	498
ING GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$8.87	$9.96
Value at end of period	$8.48	$8.87
Number of accumulation units outstanding at end of period	32,077	55,591
ING GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2003)
Value at beginning of period	$41.49	$46.24	$38.50	$28.35	$48.66	$36.98	$30.84	$22.67	$21.58	$14.35
Value at end of period	$39.80	$41.49	$46.24	$38.50	$28.35	$48.66	$36.98	$30.84	$22.67	$21.58
Number of accumulation units outstanding at end of period	32,711	40,916	51,265	63,970	65,053	65,346	51,318	48,204	48,611	55,640

DVA Plus		A 3

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.58	$9.99
Value at end of period	$10.90	$9.58
Number of accumulation units outstanding at end of period	777,920	1,026,100
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.67	$8.82	$7.85	$6.11	$9.51
Value at end of period	$9.89	$8.67	$8.82	$7.85	$6.11
Number of accumulation units outstanding at end of period	203,583	242,256	166,429	179,700	58,152
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$11.10	$13.78	$12.98	$10.86
Value at end of period	$14.07	$11.10	$13.78	$12.98
Number of accumulation units outstanding at end of period	7,064	8,328	28,020	9,425
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$9.87	$10.02	$8.93	$7.35	$11.90	$11.50	$10.19	$9.81	$9.01	$10.00
Value at end of period	$11.12	$9.87	$10.02	$8.93	$7.35	$11.90	$11.50	$10.19	$9.81	$9.01
Number of accumulation units outstanding at end of period	41,733	65,532	49,367	76,821	81,989	98,148	93,835	34,130	38,094	33,240
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$14.53	$14.92	$12.43	$9.57	$15.57	$14.98	$13.90	$12.70	$11.05	$10.00
Value at end of period	$16.84	$14.53	$14.92	$12.43	$9.57	$15.57	$14.98	$13.90	$12.70	$11.05
Number of accumulation units outstanding at end of period	50,984	82,774	81,101	94,168	115,067	136,812	138,286	105,445	49,121	1,795
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$13.89	$14.21	$11.75	$9.55	$14.58	$15.80	$14.10	$13.29	$11.06	$10.00
Value at end of period	$15.39	$13.89	$14.21	$11.75	$9.55	$14.58	$15.80	$14.10	$13.29	$11.06
Number of accumulation units outstanding at end of period	33,413	57,544	60,478	72,831	78,223	103,530	106,404	89,405	40,907	4,431
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$14.23	$13.43	$12.42	$11.30	$12.53	$12.00	$11.71	$11.52	$11.16	$10.65
Value at end of period	$15.33	$14.23	$13.43	$12.42	$11.30	$12.53	$12.00	$11.71	$11.52	$11.16
Number of accumulation units outstanding at end of period	337,270	339,798	374,616	399,908	410,808	463,707	195,604	92,532	42,408	15,516
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.02	$8.12	$7.64	$7.05
Value at end of period	$8.22	$7.02	$8.12	$7.64
Number of accumulation units outstanding at end of period	17,070	28,671	27,888	35,562
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.64	$13.07	$11.49	$9.06	$14.44	$14.96	$13.08	$12.80
Value at end of period	$14.81	$12.64	$13.07	$11.49	$9.06	$14.44	$14.96	$13.08
Number of accumulation units outstanding at end of period	82,680	105,906	126,971	129,999	149,237	150,106	138,545	105,339
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.10	$12.42	$11.23	$9.29	$12.31	$12.07	$10.87	$10.16
Value at end of period	$13.45	$12.10	$12.42	$11.23	$9.29	$12.31	$12.07	$10.87
Number of accumulation units outstanding at end of period	96,503	118,187	105,571	113,622	120,670	86,004	27,625	16,669
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$29.11	$30.13	$27.12	$22.16	$33.11	$32.68	$28.53	$26.25	$23.29	$18.45
Value at end of period	$32.93	$29.11	$30.13	$27.12	$22.16	$33.11	$32.68	$28.53	$26.25	$23.29
Number of accumulation units outstanding at end of period	68,690	87,579	111,833	141,131	167,823	241,574	322,272	402,732	509,151	662,030

DVA Plus

A 4

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING JAPAN TOPIX INDEX® PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$9.43	$11.07	$9.76
Value at end of period	$10.02	$9.43	$11.07
Number of accumulation units outstanding at end of period	181	261	186
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$20.18	$25.00	$21.05	$12.42	$25.82	$18.88	$14.08	$10.57	$9.09	$6.28
Value at end of period	$23.74	$20.18	$25.00	$21.05	$12.42	$25.82	$18.88	$14.08	$10.57	$9.09
Number of accumulation units outstanding at end of period	110,229	113,267	135,772	157,198	183,253	204,971	154,812	112,765	137,210	166,780
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during April 2008)
Value at beginning of period	$16.33	$16.24	$13.37	$10.78	$16.30
Value at end of period	$19.35	$16.33	$16.24	$13.37	$10.78
Number of accumulation units outstanding at end of period	47,088	80,922	59,613	54,776	54,946
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$15.71	$16.13	$12.89	$10.25	$14.82	$15.26	$13.25	$13.63	$10.41	$7.85
Value at end of period	$18.42	$15.71	$16.13	$12.89	$10.25	$14.82	$15.26	$13.25	$13.63	$10.41
Number of accumulation units outstanding at end of period	68,963	82,903	71,558	65,391	76,585	99,454	86,447	71,069	32,147	4,314
ING LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2012)
Value at beginning of period	$9.69
Value at end of period	$10.33
Number of accumulation units outstanding at end of period	910,276
ING LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2004)
Value at beginning of period	$14.20	$14.07	$12.47	$8.86	$12.39	$11.24	$10.78	$10.50	$9.46
Value at end of period	$16.52	$14.20	$14.07	$12.47	$8.86	$12.39	$11.24	$10.78	$10.50
Number of accumulation units outstanding at end of period	44,021	43,272	19,306	8,260	2,608	2,616	3,963	4,122	3,725
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.07	$10.05
Value at end of period	$11.37	$10.07
Number of accumulation units outstanding at end of period	28,371	31,803
ING LIMITED MATURITY BOND PORTFOLIO
Value at beginning of period	$23.86	$23.89	$23.45	$22.16	$22.50	$21.54	$21.00	$20.93	$20.90	$20.58
Value at end of period	$23.92	$23.86	$23.89	$23.45	$22.16	$22.50	$21.54	$21.00	$20.93	$20.90
Number of accumulation units outstanding at end of period	25,700	43,767	50,499	62,476	72,204	86,065	116,241	165,436	216,064	292,574
ING LIQUID ASSETS PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$17.06	$17.26	$17.48	$17.65	$17.45	$16.83	$16.29	$16.04	$16.10	$16.18
Value at end of period	$16.84	$17.06	$17.26	$17.48	$17.65	$17.45	$16.83	$16.29	$16.04	$16.10
Number of accumulation units outstanding at end of period	432,333	495,767	654,563	823,111	1,075,453	1,041,103	930,466	486,113	615,097	657,453
ING MARSICO GROWTH PORTFOLIO
Value at beginning of period	$16.77	$17.26	$14.59	$11.45	$19.43	$17.24	$16.63	$15.47	$13.92	$10.62
Value at end of period	$18.63	$16.77	$17.26	$14.59	$11.45	$19.43	$17.24	$16.63	$15.47	$13.92
Number of accumulation units outstanding at end of period	94,176	110,156	128,844	161,520	182,116	240,344	279,095	337,544	406,302	500,524
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$27.61	$27.52	$25.37	$21.79	$28.42	$27.67	$25.03	$24.63	$22.45	$19.47
Value at end of period	$30.31	$27.61	$27.52	$25.37	$21.79	$28.42	$27.67	$25.03	$24.63	$22.45
Number of accumulation units outstanding at end of period	128,638	156,629	189,086	222,309	277,551	325,558	377,087	436,318	484,055	532,865

DVA Plus

A 5

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$17.64	$16.79	$14.95	$11.40	$18.54	$14.74	$11.41	$9.98
Value at end of period	$19.73	$17.64	$16.79	$14.95	$11.40	$18.54	$14.74	$11.41
Number of accumulation units outstanding at end of period	109,277	113,327	116,563	135,373	148,397	135,821	81,146	51,705
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2004)
Value at beginning of period	$11.66	$11.90	$9.27	$6.66	$10.83	$8.74	$8.22	$7.56	$7.18
Value at end of period	$13.12	$11.66	$11.90	$9.27	$6.66	$10.83	$8.74	$8.22	$7.56
Number of accumulation units outstanding at end of period	93,137	115,862	130,284	164,493	183,121	86	101	1,013	973
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$19.06	$17.70	$15.73	$12.36	$17.52	$16.18	$13.50	$12.28	$11.04	$8.86
Value at end of period	$21.79	$19.06	$17.70	$15.73	$12.36	$17.52	$16.18	$13.50	$12.28	$11.04
Number of accumulation units outstanding at end of period	42,688	59,377	50,786	43,937	50,398	69,246	44,308	27,066	13,347	7,437
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during June 2010)
Value at beginning of period	$11.34	$12.01	$10.14
Value at end of period	$12.63	$11.34	$12.01
Number of accumulation units outstanding at end of period	948	5,562	4,822
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.74	$16.29	$14.24	$10.35	$17.61	$16.77	$14.44	$12.91
Value at end of period	$17.66	$14.74	$16.29	$14.24	$10.35	$17.61	$16.77	$14.44
Number of accumulation units outstanding at end of period	68,437	82,783	81,946	88,907	95,643	92,165	59,837	15,633
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$16.01	$15.53	$13.76	$9.33	$12.20	$12.01	$11.16	$10.83	$10.00
Value at end of period	$18.03	$16.01	$15.53	$13.76	$9.33	$12.20	$12.01	$11.16	$10.83
Number of accumulation units outstanding at end of period	178,151	201,810	181,198	184,808	235,758	322,944	335,972	413,587	422,447
ING PIMCO TOTAL RETURN BOND PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$19.54	$19.12	$17.98	$15.91	$15.46	$14.37	$13.95	$13.78	$13.31	$12.87
Value at end of period	$20.99	$19.54	$19.12	$17.98	$15.91	$15.46	$14.37	$13.95	$13.78	$13.31
Number of accumulation units outstanding at end of period	579,465	645,457	664,081	654,166	648,191	596,758	348,132	347,304	229,159	151,609
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.21	$11.89	$10.39	$8.48	$13.15	$12.67	$10.99	$10.39
Value at end of period	$12.20	$11.21	$11.89	$10.39	$8.48	$13.15	$12.67	$10.99
Number of accumulation units outstanding at end of period	19,695	37,100	39,556	37,919	38,598	43,128	41,720	38,485
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.25	$11.99	$10.29	$8.33	$12.61	$12.10	$10.91	$9.95
Value at end of period	$12.33	$11.25	$11.99	$10.29	$8.33	$12.61	$12.10	$10.91
Number of accumulation units outstanding at end of period	117,184	143,707	177,139	215,278	251,223	123,059	87,781	90,726
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.20	$8.86	$8.32	$8.25
Value at end of period	$9.81	$9.20	$8.86	$8.32
Number of accumulation units outstanding at end of period	267,335	218,623	313,416	177,020
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.08	$10.33	$9.38	$9.22
Value at end of period	$11.25	$10.08	$10.33	$9.38
Number of accumulation units outstanding at end of period	1,572,082	1,712,415	2,198,626	2,496,597

DVA Plus		A 6

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.44	$10.56	$9.63	$9.50
Value at end of period	$11.50	$10.44	$10.56	$9.63
Number of accumulation units outstanding at end of period	2,081,342	2,214,578	2,602,054	2,859,154
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.76	$10.67	$9.86	$9.75
Value at end of period	$11.71	$10.76	$10.67	$9.86
Number of accumulation units outstanding at end of period	1,267,525	1,378,837	1,436,677	1,531,154
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.48	$14.11	$12.70	$10.85
Value at end of period	$16.34	$14.48	$14.11	$12.70
Number of accumulation units outstanding at end of period	44,068	43,898	28,032	31,979
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.14	$9.06	$8.19	$6.72	$10.31
Value at end of period	$10.40	$9.14	$9.06	$8.19	$6.72
Number of accumulation units outstanding at end of period	194,260	236,511	231,934	404,145	126,808
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$13.65	$13.75	$12.53	$10.80
Value at end of period	$15.63	$13.65	$13.75	$12.53
Number of accumulation units outstanding at end of period	47,196	54,039	57,219	56,116
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$15.62	$16.17	$13.01	$10.83
Value at end of period	$17.81	$15.62	$16.17	$13.01
Number of accumulation units outstanding at end of period	53,479	59,173	80,860	97,790
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.10	$10.44	$8.47	$6.14	$10.49
Value at end of period	$11.64	$10.10	$10.44	$8.47	$6.14
Number of accumulation units outstanding at end of period	44,333	49,569	19,620	13,324	15,576
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.26	$10.84	$8.71	$6.98	$10.21
Value at end of period	$11.73	$10.26	$10.84	$8.71	$6.98
Number of accumulation units outstanding at end of period	31,564	43,607	48,577	40,797	49,477
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$9.60	$9.67	$7.41	$5.74	$8.89	$8.20	$7.39	$6.87	$6.33	$4.63
Value at end of period	$10.89	$9.60	$9.67	$7.41	$5.74	$8.89	$8.20	$7.39	$6.87	$6.33
Number of accumulation units outstanding at end of period	19,245	16,849	18,978	19,495	20,110	20,649	22,813	15,169	13,540	21,971
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.58	$11.01	$8.99	$7.16	$9.41
Value at end of period	$11.94	$10.58	$11.01	$8.99	$7.16
Number of accumulation units outstanding at end of period	30,844	36,646	25,619	15,014	12,098
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$54.41	$53.54	$47.55	$36.14	$50.48	$48.97	$43.26	$40.66	$35.31	$28.55
Value at end of period	$61.50	$54.41	$53.54	$47.55	$36.14	$50.48	$48.97	$43.26	$40.66	$35.31
Number of accumulation units outstanding at end of period	163,738	176,320	193,449	219,556	245,136	270,888	261,429	300,782	325,318	385,166

DVA Plus

A 7

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$31.33	$32.01	$28.20	$22.85	$35.98	$35.36	$30.06	$29.29	$25.82	$20.89
Value at end of period	$36.26	$31.33	$32.01	$28.20	$22.85	$35.98	$35.36	$30.06	$29.29	$25.82
Number of accumulation units outstanding at end of period	99,697	136,499	135,743	157,777	163,315	188,717	186,657	210,739	190,159	202,281
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$9.16	$9.40	$8.16	$5.80	$10.18	$10.00
Value at end of period	$10.73	$9.16	$9.40	$8.16	$5.80	$10.18
Number of accumulation units outstanding at end of period	56,098	44,457	24,295	23,559	12,230	41,124
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.94	$13.80	$12.28	$9.04	$18.13	$15.22	$12.43	$10.32
Value at end of period	$14.01	$11.94	$13.80	$12.28	$9.04	$18.13	$15.22	$12.43
Number of accumulation units outstanding at end of period	57,225	65,828	70,471	89,629	116,880	132,084	109,286	51,614
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.04	$10.43	$9.73	$7.47	$12.74	$11.20	$10.12
Value at end of period	$10.59	$9.04	$10.43	$9.73	$7.47	$12.74	$11.20
Number of accumulation units outstanding at end of period	201,563	88,235	98,706	101,897	119,244	52,781	6,280
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$21.06	$22.62	$21.26	$16.27	$27.31	$27.01	$22.43	$20.67	$18.87	$14.02
Value at end of period	$25.32	$21.06	$22.62	$21.26	$16.27	$27.31	$27.01	$22.43	$20.67	$18.87
Number of accumulation units outstanding at end of period	83,684	96,897	109,196	123,651	147,158	176,510	163,002	185,032	263,691	344,197
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.76	$11.13	$10.64	$10.21	$9.90
Value at end of period	$12.03	$11.76	$11.13	$10.64	$10.21
Number of accumulation units outstanding at end of period	62,663	83,355	91,062	87,442	72,701
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.18	$11.63	$10.43	$8.02	$13.54	$13.59	$12.04	$11.18
Value at end of period	$12.49	$11.18	$11.63	$10.43	$8.02	$13.54	$13.59	$12.04
Number of accumulation units outstanding at end of period	27,660	25,482	27,215	30,917	34,380	43,296	41,020	26,128
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$7.75	$8.16	$7.81	$6.09	$9.68
Value at end of period	$8.81	$7.75	$8.16	$7.81	$6.09
Number of accumulation units outstanding at end of period	29,742	44,878	31,323	44,930	24,117
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$10.28
Value at end of period	$9.94
Number of accumulation units outstanding at end of period	9,510
PROFUND VP BULL
(Funds were first received in this option during August 2003)
Value at beginning of period	$8.61	$8.72	$7.84	$6.39	$10.37	$10.15	$9.04	$8.91	$8.29	$6.68
Value at end of period	$9.68	$8.61	$8.72	$7.84	$6.39	$10.37	$10.15	$9.04	$8.91	$8.29
Number of accumulation units outstanding at end of period	2,766	0	0	0	107	1,910	10,138	18,382	44,221	27,246
PROFUND VP EUROPE 30
(Funds were first received in this option during December 2003)
Value at beginning of period	$8.66	$9.63	$9.50	$7.27	$13.15	$11.62	$10.02	$9.38	$8.31	$6.07
Value at end of period	$9.97	$8.66	$9.63	$9.50	$7.27	$13.15	$11.62	$10.02	$9.38	$8.31
Number of accumulation units outstanding at end of period	7,085	11,570	7,302	7,337	7,465	7,692	9,520	2,690	4,239	8,463

DVA Plus

A 8

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
PROFUND VP RISING RATES OPPORTUNITY
(Funds were first received in this option during October 2003)
Value at beginning of period	$3.13	$5.06	$6.11	$4.68	$7.64	$8.16	$7.50	$8.25	$9.37	$10.00
Value at end of period	$2.87	$3.13	$5.06	$6.11	$4.68	$7.64	$8.16	$7.50	$8.25	$9.37
Number of accumulation units outstanding at end of period	12,632	8,180	6,149	6,889	7,279	11,240	23,153	29,960	37,895	6,934

Separate Account Annual Charges of 1.75%

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.67	$10.21	$9.47	$7.97	$10.04
Value at end of period	$10.45	$9.67	$10.21	$9.47	$7.97
Number of accumulation units outstanding at end of period	571,493	1,024,482	1,130,871	1,025,896	167,445
COLUMBIA SMALL CAP VALUE FUND VS
(Funds were first received in this option during November 2003)
Value at beginning of period	$19.23	$20.85	$16.78	$13.66	$19.36	$20.22	$17.24	$16.64	$13.82	$10.00
Value at end of period	$21.02	$19.23	$20.85	$16.78	$13.66	$19.36	$20.22	$17.24	$16.64	$13.82
Number of accumulation units outstanding at end of period	89,669	108,654	133,922	154,250	195,678	237,998	314,959	467,852	354,307	159,277
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.39	$12.97	$11.29	$8.48	$15.06	$13.07	$11.94	$10.23
Value at end of period	$14.14	$12.39	$12.97	$11.29	$8.48	$15.06	$13.07	$11.94
Number of accumulation units outstanding at end of period	204,373	235,957	299,967	358,684	444,100	493,102	355,442	200,749
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$10.59	$10.71	$9.49	$7.43	$13.23	$13.30	$11.29	$10.88	$9.96	$7.79
Value at end of period	$12.18	$10.59	$10.71	$9.49	$7.43	$13.23	$13.30	$11.29	$10.88	$9.96
Number of accumulation units outstanding at end of period	313,815	358,968	417,372	465,583	530,273	682,579	725,114	739,319	835,539	722,634
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.48	$9.56	$8.69	$7.17	$9.94
Value at end of period	$10.76	$9.48	$9.56	$8.69	$7.17
Number of accumulation units outstanding at end of period	118,113	122,886	104,038	97,544	49,722
ING AMERICAN FUNDS GLOBAL GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during February 2011)
Value at beginning of period	$9.29	$10.13
Value at end of period	$10.66	$9.29
Number of accumulation units outstanding at end of period	29,025	10,513
ING AMERICAN FUNDS INTERNATIONAL GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during February 2011)
Value at beginning of period	$8.78	$10.07
Value at end of period	$9.98	$8.78
Number of accumulation units outstanding at end of period	5,491	9,731
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$15.28	$18.17	$17.33	$12.39	$21.92	$18.69	$16.07	$13.53	$11.60	$10.00
Value at end of period	$17.61	$15.28	$18.17	$17.33	$12.39	$21.92	$18.69	$16.07	$13.53	$11.60
Number of accumulation units outstanding at end of period	394,328	466,879	586,478	660,049	739,896	1,013,920	992,537	925,189	676,955	173,634

DVA Plus

A 9

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.30	$13.29	$12.01	$9.91
Value at end of period	$13.66	$12.30	$13.29	$12.01
Number of accumulation units outstanding at end of period	29,841	48,833	40,505	14,724
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.40	$12.35	$9.94	$7.48	$12.96	$12.43	$10.98	$9.90
Value at end of period	$14.58	$12.40	$12.35	$9.94	$7.48	$12.96	$12.43	$10.98
Number of accumulation units outstanding at end of period	116,198	149,529	178,126	187,942	164,305	172,289	163,393	96,126
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.44	$11.12	$10.58	$8.97	$12.79	$12.00	$10.72	$9.88	$10.03
Value at end of period	$13.35	$11.44	$11.12	$10.58	$8.97	$12.79	$12.00	$10.72	$9.88
Number of accumulation units outstanding at end of period	195,235	222,670	280,367	322,322	365,994	401,785	496,922	518,299	57,200
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.05	$10.94	$10.56	$9.91
Value at end of period	$12.59	$12.05	$10.94	$10.56
Number of accumulation units outstanding at end of period	272,814	226,173	158,549	99,495
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
Value at beginning of period	$10.70	$11.06	$9.93	$7.76	$12.96	$12.36	$11.74	$10.83	$9.92	$7.96
Value at end of period	$12.03	$10.70	$11.06	$9.93	$7.76	$12.96	$12.36	$11.74	$10.83	$9.92
Number of accumulation units outstanding at end of period	228,729	262,165	301,246	351,371	382,379	460,434	568,420	650,446	67,045	120,271
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.92	$11.29	$9.73	$6.49	$9.99
Value at end of period	$10.49	$9.92	$11.29	$9.73	$6.49
Number of accumulation units outstanding at end of period	159,639	188,146	225,420	220,402	215,733
ING BOND PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.52	$10.13	$9.72	$8.82	$10.00
Value at end of period	$11.01	$10.52	$10.13	$9.72	$8.82
Number of accumulation units outstanding at end of period	202,720	242,027	296,209	349,941	208,410
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.93	$10.67	$9.36	$7.14	$12.38	$13.59	$11.42
Value at end of period	$12.26	$9.93	$10.67	$9.36	$7.14	$12.38	$13.59
Number of accumulation units outstanding at end of period	35,292	45,901	53,304	63,073	74,427	81,623	101,564
ING CLARION REAL ESTATE PORTFOLIO
Value at beginning of period	$66.84	$62.12	$49.40	$37.00	$61.26	$75.80	$56.05	$48.85	$36.09	$26.67
Value at end of period	$75.87	$66.84	$62.12	$49.40	$37.00	$61.26	$75.80	$56.05	$48.85	$36.09
Number of accumulation units outstanding at end of period	67,961	81,510	104,827	127,889	162,446	224,152	366,031	364,509	463,695	398,419
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.48	$9.91	$8.05	$6.57	$10.15	$10.03	$10.05
Value at end of period	$10.63	$9.48	$9.91	$8.05	$6.57	$10.15	$10.03
Number of accumulation units outstanding at end of period	65,342	91,440	104,288	127,896	147,871	176,039	103,094
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$9.03	$9.64	$8.76	$6.77	$11.34	$11.08	$10.10
Value at end of period	$9.96	$9.03	$9.64	$8.76	$6.77	$11.34	$11.08
Number of accumulation units outstanding at end of period	108,857	127,463	154,749	150,347	163,151	106,843	83,211

DVA Plus

A 10

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING DFA WORLD EQUITY PORTFOLIO
(Fund first available during April 2008)
Value at beginning of period	$7.61	$8.53	$6.96	$5.81	$10.39
Value at end of period	$8.83	$7.61	$8.53	$6.96	$5.81
Number of accumulation units outstanding at end of period	49,432	45,924	57,530	9,911	27,567
ING EURO STOXX 50® INDEX PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$7.11	$8.75	$9.80	$10.14
Value at end of period	$8.52	$7.11	$8.75	$9.80
Number of accumulation units outstanding at end of period	1,784	0	0	455
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$14.70	$16.81	$13.32	$9.74	$16.30	$14.49	$13.18	$11.47	$9.41	$7.17
Value at end of period	$16.56	$14.70	$16.81	$13.32	$9.74	$16.30	$14.49	$13.18	$11.47	$9.41
Number of accumulation units outstanding at end of period	811,620	1,010,372	1,252,269	1,420,747	1,606,529	1,931,572	1,483,799	1,638,208	1,114,410	1,170,476
ING FRANKLIN INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.08	$11.00	$9.91	$7.64	$10.99	$10.90	$9.99
Value at end of period	$12.26	$11.08	$11.00	$9.91	$7.64	$10.99	$10.90
Number of accumulation units outstanding at end of period	278,388	280,115	297,547	368,963	326,241	270,226	142,742
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.63	$9.88	$9.01	$7.25	$11.86	$12.53
Value at end of period	$10.74	$9.63	$9.88	$9.01	$7.25	$11.86
Number of accumulation units outstanding at end of period	111,314	118,136	124,951	135,567	134,731	145,499
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.18	$8.44	$7.75	$6.05	$9.58	$10.09
Value at end of period	$9.32	$8.18	$8.44	$7.75	$6.05	$9.58
Number of accumulation units outstanding at end of period	130,217	100,361	102,295	96,861	70,024	162,775
ING FTSE 100 INDEX® PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$10.33	$10.97	$10.26	$10.65
Value at end of period	$11.70	$10.33	$10.97	$10.26
Number of accumulation units outstanding at end of period	3,763	3,902	3,200	433
ING GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$8.83	$9.88
Value at end of period	$8.40	$8.83
Number of accumulation units outstanding at end of period	40,721	41,461
ING GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2003)
Value at beginning of period	$36.89	$41.33	$34.58	$25.59	$44.15	$33.72	$28.27	$20.89	$19.98	$13.36
Value at end of period	$35.21	$36.89	$41.33	$34.58	$25.59	$44.15	$33.72	$28.27	$20.89	$19.98
Number of accumulation units outstanding at end of period	97,577	123,084	174,269	223,048	303,749	316,831	330,956	385,687	330,848	210,633
ING GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.54	$9.99
Value at end of period	$10.79	$9.54
Number of accumulation units outstanding at end of period	558,357	684,332
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$8.49	$8.68	$7.77	$6.08	$9.95	$9.83
Value at end of period	$9.63	$8.49	$8.68	$7.77	$6.08	$9.95
Number of accumulation units outstanding at end of period	2,286,125	2,742,774	2,224,320	2,512,614	2,172,969	1,532

DVA Plus		A 11

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.95	$13.66	$12.93	$10.19
Value at end of period	$13.81	$10.95	$13.66	$12.93
Number of accumulation units outstanding at end of period	12,123	9,738	27,622	8,843
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$9.35	$9.55	$8.56	$7.08	$11.51	$11.18	$9.96	$9.64	$8.90	$10.00
Value at end of period	$10.49	$9.35	$9.55	$8.56	$7.08	$11.51	$11.18	$9.96	$9.64	$8.90
Number of accumulation units outstanding at end of period	103,942	118,011	161,651	185,662	219,708	256,881	267,971	299,598	262,574	156,052
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.41	$12.81	$10.72	$8.30	$13.57	$13.12	$12.24	$11.24	$9.69
Value at end of period	$14.31	$12.41	$12.81	$10.72	$8.30	$13.57	$13.12	$12.24	$11.24
Number of accumulation units outstanding at end of period	26,941	30,163	39,171	70,781	117,089	171,859	108,782	138,848	43,030
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$11.79	$12.12	$10.07	$8.23	$12.63	$13.75	$12.33	$11.69	$10.25
Value at end of period	$12.99	$11.79	$12.12	$10.07	$8.23	$12.63	$13.75	$12.33	$11.69
Number of accumulation units outstanding at end of period	16,019	16,126	22,717	31,227	43,054	86,144	116,901	147,078	75,280
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$13.55	$12.85	$11.95	$10.93	$12.17	$11.72	$11.50	$11.37	$11.06	$10.62
Value at end of period	$14.52	$13.55	$12.85	$11.95	$10.93	$12.17	$11.72	$11.50	$11.37	$11.06
Number of accumulation units outstanding at end of period	387,319	472,680	519,722	557,196	570,876	646,304	443,958	453,906	447,751	277,417
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.89	$8.01	$7.57	$6.05	$8.67
Value at end of period	$8.02	$6.89	$8.01	$7.57	$6.05
Number of accumulation units outstanding at end of period	41,892	34,798	42,289	32,930	3,329
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.53	$11.99	$10.60	$8.39	$13.44	$14.00	$12.30	$12.10
Value at end of period	$13.44	$11.53	$11.99	$10.60	$8.39	$13.44	$14.00	$12.30
Number of accumulation units outstanding at end of period	292,800	320,523	359,615	378,272	415,402	485,537	527,949	578,971
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.70	$12.07	$10.96	$9.12	$12.14	$11.96	$10.83	$10.35
Value at end of period	$12.93	$11.70	$12.07	$10.96	$9.12	$12.14	$11.96	$10.83
Number of accumulation units outstanding at end of period	121,858	148,295	188,722	222,360	306,848	94,763	108,471	56,894
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$26.51	$27.58	$24.95	$20.49	$30.77	$30.53	$26.79	$24.77	$22.09	$17.58
Value at end of period	$29.84	$26.51	$27.58	$24.95	$20.49	$30.77	$30.53	$26.79	$24.77	$22.09
Number of accumulation units outstanding at end of period	231,946	281,912	337,800	388,816	443,563	540,794	677,536	747,521	841,483	841,519
ING JAPAN TOPIX INDEX® PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$9.33	$11.00	$9.85	$9.77
Value at end of period	$9.86	$9.33	$11.00	$9.85
Number of accumulation units outstanding at end of period	89	2,041	5,714	378
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$18.81	$23.42	$19.82	$11.76	$24.56	$18.05	$13.53	$10.21	$8.83	$6.13
Value at end of period	$22.01	$18.81	$23.42	$19.82	$11.76	$24.56	$18.05	$13.53	$10.21	$8.83
Number of accumulation units outstanding at end of period	162,360	180,430	206,305	304,281	378,645	501,622	526,429	569,209	414,950	410,102

DVA Plus

A 12

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.28	$10.28	$8.51	$6.89	$9.89
Value at end of period	$12.13	$10.28	$10.28	$8.51	$6.89
Number of accumulation units outstanding at end of period	79,203	60,593	63,348	46,439	16,589
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$14.96	$15.44	$12.40	$9.91	$14.40	$14.91	$13.01	$13.63	$10.32	$7.83
Value at end of period	$17.45	$14.96	$15.44	$12.40	$9.91	$14.40	$14.91	$13.01	$13.63	$10.32
Number of accumulation units outstanding at end of period	133,682	170,175	191,942	155,530	185,036	234,079	289,126	304,044	359,827	265,899
ING LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2012)
Value at beginning of period	$10.03
Value at end of period	$10.29
Number of accumulation units outstanding at end of period	1,169,152
ING LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2004)
Value at beginning of period	$13.66	$13.60	$12.11	$8.66	$12.16	$11.09	$10.69	$10.46	$9.58
Value at end of period	$15.81	$13.66	$13.60	$12.11	$8.66	$12.16	$11.09	$10.69	$10.46
Number of accumulation units outstanding at end of period	78,894	103,158	58,940	68,312	15,517	452	7,870	13,402	4,429
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.02	$10.05
Value at end of period	$11.26	$10.02
Number of accumulation units outstanding at end of period	152,572	176,268
ING LIMITED MATURITY BOND PORTFOLIO
Value at beginning of period	$21.18	$21.31	$21.03	$19.97	$20.38	$19.61	$19.22	$19.25	$19.32	$19.12
Value at end of period	$21.12	$21.18	$21.31	$21.03	$19.97	$20.38	$19.61	$19.22	$19.25	$19.32
Number of accumulation units outstanding at end of period	108,190	122,106	146,749	176,680	219,747	290,852	374,384	502,204	644,003	1,037,485
ING LIQUID ASSETS PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$15.12	$15.38	$15.65	$15.88	$15.78	$15.30	$14.88	$14.73	$14.86	$15.01
Value at end of period	$14.85	$15.12	$15.38	$15.65	$15.88	$15.78	$15.30	$14.88	$14.73	$14.86
Number of accumulation units outstanding at end of period	511,459	598,840	840,172	1,166,416	1,879,418	811,220	726,596	616,216	909,498	1,358,557
ING MARSICO GROWTH PORTFOLIO
Value at beginning of period	$15.48	$16.02	$13.61	$10.73	$18.31	$16.32	$15.83	$14.79	$13.39	$10.27
Value at end of period	$17.11	$15.48	$16.02	$13.61	$10.73	$18.31	$16.32	$15.83	$14.79	$13.39
Number of accumulation units outstanding at end of period	449,519	547,117	625,390	678,195	831,820	1,004,788	1,188,362	1,378,150	1,545,306	1,718,678
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$25.30	$25.35	$23.49	$20.27	$26.57	$26.01	$23.65	$23.39	$21.42	$18.68
Value at end of period	$27.63	$25.30	$25.35	$23.49	$20.27	$26.57	$26.01	$23.65	$23.39	$21.42
Number of accumulation units outstanding at end of period	589,522	690,798	849,458	1,002,840	1,157,196	1,473,826	1,803,704	2,268,000	2,585,539	2,736,457
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$17.05	$16.31	$14.60	$11.19	$18.29	$14.61	$11.37	$10.11
Value at end of period	$18.98	$17.05	$16.31	$14.60	$11.19	$18.29	$14.61	$11.37
Number of accumulation units outstanding at end of period	159,354	185,601	222,450	243,983	300,770	492,070	371,440	299,953
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2004)
Value at beginning of period	$11.05	$11.33	$8.87	$6.40	$10.47	$8.49	$8.03	$7.42	$7.07
Value at end of period	$12.36	$11.05	$11.33	$8.87	$6.40	$10.47	$8.49	$8.03	$7.42
Number of accumulation units outstanding at end of period	648,471	781,461	913,587	1,022,912	1,136,532	99,085	127,480	176,312	183,674

DVA Plus

A 13

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$18.15	$16.94	$15.13	$11.95	$17.03	$15.80	$13.25	$12.12	$10.95	$8.83
Value at end of period	$20.64	$18.15	$16.94	$15.13	$11.95	$17.03	$15.80	$13.25	$12.12	$10.95
Number of accumulation units outstanding at end of period	143,248	169,004	202,527	203,385	225,513	280,577	332,645	339,825	354,307	242,169
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.15	$11.87	$10.60	$8.81
Value at end of period	$12.36	$11.15	$11.87	$10.60
Number of accumulation units outstanding at end of period	8,319	24,032	5,692	6,048
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.82	$13.13	$11.54	$8.43	$14.41	$13.79	$11.94	$11.08
Value at end of period	$14.09	$11.82	$13.13	$11.54	$8.43	$14.41	$13.79	$11.94
Number of accumulation units outstanding at end of period	44,382	43,199	48,642	57,061	63,473	53,080	49,426	14,539
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$15.40	$15.01	$13.37	$9.11	$11.97	$11.84	$11.07	$10.79	$10.00
Value at end of period	$17.26	$15.40	$15.01	$13.37	$9.11	$11.97	$11.84	$11.07	$10.79
Number of accumulation units outstanding at end of period	620,937	726,481	863,810	886,425	1,037,282	1,353,495	1,629,201	1,906,679	2,230,184
ING PIMCO TOTAL RETURN BOND PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$17.91	$17.61	$16.64	$14.80	$14.46	$13.50	$13.17	$13.08	$12.70	$12.34
Value at end of period	$19.13	$17.91	$17.61	$16.64	$14.80	$14.46	$13.50	$13.17	$13.08	$12.70
Number of accumulation units outstanding at end of period	1,344,452	1,411,067	1,722,139	2,035,987	1,830,575	1,431,076	1,411,736	1,574,541	1,753,710	1,826,461
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.83	$11.55	$10.15	$8.32	$12.97	$12.57	$10.95	$10.48
Value at end of period	$11.74	$10.83	$11.55	$10.15	$8.32	$12.97	$12.57	$10.95
Number of accumulation units outstanding at end of period	91,496	100,791	124,360	153,889	167,298	198,883	212,294	238,162
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.87	$11.65	$10.05	$8.17	$12.44	$12.00	$10.87	$10.04
Value at end of period	$11.86	$10.87	$11.65	$10.05	$8.17	$12.44	$12.00	$10.87
Number of accumulation units outstanding at end of period	639,659	759,847	924,260	1,113,811	1,217,638	892,352	1,051,006	1,230,020
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.10	$8.81	$8.31	$8.25
Value at end of period	$9.65	$9.10	$8.81	$8.31
Number of accumulation units outstanding at end of period	328,632	279,668	367,431	363,340
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.97	$10.27	$9.37	$9.21
Value at end of period	$11.06	$9.97	$10.27	$9.37
Number of accumulation units outstanding at end of period	967,993	1,055,184	1,232,540	1,317,406
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.32	$10.50	$9.62	$9.49
Value at end of period	$11.32	$10.32	$10.50	$9.62
Number of accumulation units outstanding at end of period	613,105	699,255	667,671	746,997
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.64	$10.60	$9.85	$9.75
Value at end of period	$11.52	$10.64	$10.60	$9.85
Number of accumulation units outstanding at end of period	784,921	888,475	916,906	958,263

DVA Plus		A 14

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.28	$13.99	$12.66	$9.95
Value at end of period	$16.03	$14.28	$13.99	$12.66
Number of accumulation units outstanding at end of period	269,744	320,643	369,472	419,483
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.97	$8.94	$8.12	$6.69	$10.28
Value at end of period	$10.16	$8.97	$8.94	$8.12	$6.69
Number of accumulation units outstanding at end of period	658,566	785,637	998,454	1,134,062	38,475
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$13.46	$13.63	$12.48	$10.85
Value at end of period	$15.34	$13.46	$13.63	$12.48
Number of accumulation units outstanding at end of period	21,886	15,071	1,463	1,930
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$15.40	$16.03	$12.96	$10.40
Value at end of period	$17.48	$15.40	$16.03	$12.96
Number of accumulation units outstanding at end of period	277,169	322,879	415,384	463,277
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.91	$10.30	$8.39	$6.11	$10.64
Value at end of period	$11.36	$9.91	$10.30	$8.39	$6.11
Number of accumulation units outstanding at end of period	75,481	61,315	78,462	47,716	20,592
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.07	$10.69	$8.63	$6.95	$10.16
Value at end of period	$11.46	$10.07	$10.69	$8.63	$6.95
Number of accumulation units outstanding at end of period	123,674	136,727	186,026	156,359	190,367
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$9.09	$9.20	$7.09	$5.52	$8.60	$7.97	$7.22	$6.75	$6.25	$4.59
Value at end of period	$10.27	$9.09	$9.20	$7.09	$5.52	$8.60	$7.97	$7.22	$6.75	$6.25
Number of accumulation units outstanding at end of period	214,984	247,873	286,727	320,361	376,713	459,626	564,312	678,759	812,724	952,613
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.39	$10.86	$8.91	$7.13	$9.79
Value at end of period	$11.66	$10.39	$10.86	$8.91	$7.13
Number of accumulation units outstanding at end of period	29,648	55,529	44,468	65,135	49,665
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$48.38	$47.85	$42.71	$32.62	$45.81	$44.67	$39.65	$37.46	$32.69	$26.57
Value at end of period	$54.41	$48.38	$47.85	$42.71	$32.62	$45.81	$44.67	$39.65	$37.46	$32.69
Number of accumulation units outstanding at end of period	635,942	730,033	894,237	1,034,928	1,168,272	1,535,092	1,758,893	1,977,649	2,090,601	2,065,649
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$27.86	$28.61	$25.33	$20.63	$32.65	$32.25	$27.56	$26.99	$23.91	$19.44
Value at end of period	$32.08	$27.86	$28.61	$25.33	$20.63	$32.65	$32.25	$27.56	$26.99	$23.91
Number of accumulation units outstanding at end of period	392,755	469,128	539,055	601,838	691,572	865,803	1,042,643	1,177,282	1,402,760	1,278,747
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$8.94	$9.23	$8.05	$5.75	$10.15	$10.11
Value at end of period	$10.42	$8.94	$9.23	$8.05	$5.75	$10.15
Number of accumulation units outstanding at end of period	61,096	95,002	109,783	80,480	16,757	9,218

DVA Plus

A 15

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.55	$13.41	$11.99	$8.87	$17.88	$15.09	$12.39	$10.14
Value at end of period	$13.47	$11.55	$13.41	$11.99	$8.87	$17.88	$15.09	$12.39
Number of accumulation units outstanding at end of period	139,920	155,542	171,109	200,319	254,172	318,925	316,462	339,789
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.79	$10.18	$9.55	$7.37	$12.63	$11.16	$10.02
Value at end of period	$10.24	$8.79	$10.18	$9.55	$7.37	$12.63	$11.16
Number of accumulation units outstanding at end of period	544,244	107,339	138,277	140,510	133,335	68,022	10,499
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$19.09	$20.60	$19.46	$14.97	$25.26	$25.10	$20.96	$19.41	$17.80	$13.29
Value at end of period	$22.83	$19.09	$20.60	$19.46	$14.97	$25.26	$25.10	$20.96	$19.41	$17.80
Number of accumulation units outstanding at end of period	210,020	248,042	296,746	357,836	401,370	489,370	584,766	682,575	753,550	805,342
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.54	$10.98	$10.55	$10.17	$9.82
Value at end of period	$11.74	$11.54	$10.98	$10.55	$10.17
Number of accumulation units outstanding at end of period	144,863	254,563	212,507	223,479	374,087
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.05	$10.51	$9.47	$7.33	$12.43	$12.53	$11.16	$10.77
Value at end of period	$11.17	$10.05	$10.51	$9.47	$7.33	$12.43	$12.53	$11.16
Number of accumulation units outstanding at end of period	813	3,219	4,046	4,589	4,610	6,458	13,639	30,728
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$7.60	$8.04	$7.73	$6.06	$9.95
Value at end of period	$8.59	$7.60	$8.04	$7.73	$6.06
Number of accumulation units outstanding at end of period	24,179	37,366	38,074	36,994	51,243
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$10.28
Value at end of period	$9.91
Number of accumulation units outstanding at end of period	70,263
PROFUND VP BULL
(Funds were first received in this option during August 2003)
Value at beginning of period	$8.15	$8.30	$7.50	$6.14	$10.03	$9.86	$8.83	$8.74	$8.18	$6.63
Value at end of period	$9.12	$8.15	$8.30	$7.50	$6.14	$10.03	$9.86	$8.83	$8.74	$8.18
Number of accumulation units outstanding at end of period	43,819	48,533	67,290	71,655	77,466	102,754	215,771	304,922	509,666	462,337
PROFUND VP EUROPE 30
(Funds were first received in this option during December 2003)
Value at beginning of period	$8.21	$9.17	$9.09	$6.99	$12.71	$11.29	$9.78	$9.21	$8.20	$6.02
Value at end of period	$9.40	$8.21	$9.17	$9.09	$6.99	$12.71	$11.29	$9.78	$9.21	$8.20
Number of accumulation units outstanding at end of period	27,824	33,595	41,583	47,001	51,597	69,260	148,846	186,919	132,397	188,000
PROFUND VP RISING RATES OPPORTUNITY
(Funds were first received in this option during October 2003)
Value at beginning of period	$3.00	$4.88	$5.91	$4.55	$7.47	$8.02	$7.41	$8.19	$9.35	$10.00
Value at end of period	$2.74	$3.00	$4.88	$5.91	$4.55	$7.47	$8.02	$7.41	$8.19	$9.35
Number of accumulation units outstanding at end of period	23,258	22,697	25,407	24,973	26,319	32,185	61,675	193,952	220,225	64,765

DVA Plus

A 16

APPENDIX B

The Investment Portfolios

The following table reflects investment portfolio name changes.

Fund Name Changes
Former Fund Name	New Fund Name
ING Invesco Van Kampen Comstock Portfolio	ING Invesco Comstock Portfolio
ING Invesco Van Kampen Equity and Income Portfolio	ING Invesco Equity and Income Portfolio
ING Invesco Van Kampen Growth and Income Portfolio	ING Invesco Growth and Income Portfolio
ING Pioneer Fund Portfolio	ING Multi-Manager Large Cap Core Portfolio
Invesco Van Kampen V.I. American Franchise Fund	Invesco V.I. American Franchise Fund

The following investment portfolios are closed to new premiums and transfers. Contract owners who have value in any of the closed investment portfolios may leave their contract value in these investments.

Closed Investment Portfolios
Columbia Small Cap Value Fund (Class B)	ING Index Plus MidCap Portfolio (Class S)
Fidelity® VIP Contrafund® Portfolio (Class S2)	ING Index Plus SmallCap Portfolio (Class S)
Fidelity® VIP Equity-Income Portfolio (Class S2)	ING Large Cap Growth Portfolio (Class S)
ING Clarion Global Real Estate Portfolio (Class S)	ING Limited Maturity Bond Portfolio (Class S)
ING Clarion Real Estate Portfolio (Class S)	ING SmallCap Opportunities Portfolio (Class S)
ING Columbia Small Cap Value II Portfolio (Class S)	Invesco V.I. American Franchise Fund (Class I)
ING Global Resources Portfolio (Class S)	ProFund VP Bull
ING Growth and Income Portfolio (Class S)	ProFund VP Europe 30
ING Index Plus LargeCap Portfolio (Class S)	ProFund VP Rising Rates Opportunity

Open Investment Portfolios

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract, plus any Fixed Interest Allocation that is available. The investment portfolios that are currently available for allocations are listed in this appendix . You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance
Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment
Company Act of 1940. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC’s web site or by contacting the SEC Public Reference
Room. If you received a summary prospectus for any of the funds available through your contract, you may also obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund's summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

DVA Plus

B-1

Certain funds are designated as “Master-Feeder” or “fund of funds.” Funds offered in a Master-Feeder structure (such as the
American Funds) or fund of funds structure (such as the Retirement Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.

Consult with your investment professional to determine if the investment portfolios may be suited to your financial needs, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.

DVA Plus

B-2

Fund Name and
Investment Adviser/Subadviser		Investment Objective
BlackRock Global Allocation V.I. Fund		Seeks to provide high total return through a fully managed
investment policy utilizing U.S. and foreign equity, debt and
Investment Adviser: BlackRock Advisors, LLC		money market instruments, the combination of which will be
Investment Subadviser: BlackRock Investment Management,		varied from time to time both with respect to types of
LLC; BlackRock International Limited		securities and markets in response to changing market and
economic trends.
ING American Funds Asset Allocation Portfolio		Seeks high total return (including income and capital gains)
consistent with preservation of capital over the long term.
Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research and
Management CompanySM

ING American Funds Global Growth and Income Portfolio		Seeks to provide you with long-term growth of capital while
providing current income.
Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research and
Management CompanySM

ING American Funds International Growth and Income		Seeks to provide you with long-term growth of capital while
Portfolio		providing current income.

Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research and
Management CompanySM

ING American Funds International Portfolio		Seeks to provide you with long-term growth of capital.

Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research and
Management CompanySM

ING American Funds World Allocation Portfolio		Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Asset Allocation Committee

ING Baron Growth Portfolio		Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: BAMCO, Inc.

ING BlackRock Health Sciences Opportunities Portfolio		Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: BlackRock Advisors, LLC

ING BlackRock Inflation Protected Bond Portfolio		A non-diversified Portfolio that seeks to maximize real return, consistent with preservation of real capital and prudent
Investment Adviser: Directed Services LLC		investment management.
Investment Subadviser: BlackRock Financial Management Inc.

ING BlackRock Large Cap Growth Portfolio		Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: BlackRock Investment Management,
LLC

DVA Plus	B-3

Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Bond Portfolio	Seeks to provide maximum total return through income and
capital appreciation
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management Co. LLC

ING Columbia Contrarian Core Portfolio	Seeks total return, consisting of long-term capital
appreciation and current income.
Investment Adviser: Directed Services LLC
Investment Subadviser: Columbia Management Investment
Advisers, LLC

ING DFA World Equity Portfolio	Seeks long-term capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Dimensional Fund Advisors LP

ING EURO STOXX 50® Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return (which includes capital
Investment Adviser: ING Investments, LLC	appreciation and income) of the EURO STOXX 50® Index.
Investment Subadviser: ING Investment Management Co. LLC

ING FMRSM Diversified Mid Cap Portfolio*	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: Fidelity Management & Research
Company

* FMRSM is a service mark of Fidelity Management & Research
Company

ING Franklin Income Portfolio	Seeks to maximize income while maintaining prospects for
capital appreciation.
Investment Adviser: Directed Services LLC
Investment Subadviser: Franklin Advisers, Inc.

ING Franklin Mutual Shares Portfolio	Seeks capital appreciation and secondarily, income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Franklin Mutual Advisers, LLC

ING Franklin Templeton Founding Strategy Portfolio	Seeks capital appreciation and secondarily, income.

Investment Adviser: Directed Services LLC

ING FTSE 100 Index® Portfolio	A non-diversified Portfolio that seeks investment results
(before fees and expenses) that correspond to the total return
Investment Adviser: ING Investments, LLC	(which includes capital appreciation and income) of the FTSE
100 Index®.
Investment Subadviser: ING Investment Management Co. LLC

ING Global Perspectives Portfolio	Seeks total return.

Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management Co. LLC

DVA Plus

B-4

Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Global Resources Portfolio	A non-diversified Portfolio that seeks long-term capital
appreciation.
Investment Adviser: Directed Services, LLC
Investment Subadviser: ING Investment Management Co. LLC

ING Growth and Income Portfolio	Seeks to maximize total return through investments in a
diversified portfolio of common stocks and securities
Investment Adviser: ING Investments, LLC	convertible into common stocks. It is anticipated that capital
Investment Subadviser: ING Investment Management Co.LLC	appreciation and investment income will both be major factors in achieving total return.
ING Hang Seng Index Portfolio	A non-diversified Portfolio that seeks investment results
(before fees and expenses) that correspond to the total return
Investment Adviser: ING Investments, LLC	(which includes capital appreciation and income) of the Hang
Investment Subadviser: ING Investment Management Co. LLC	Seng Index.

ING Intermediate Bond Portfolio	Seeks to maximize total return consistent with reasonable risk.
The Portfolio seeks its objective through investments in a
Investment Adviser: ING Investments, LLC	diversified portfolio consisting primarily of debt securities. It
Investment Subadviser: ING Investment Management Co. LLC	is anticipated that capital appreciation and investment income will both be major factors in achieving total return.
ING International Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return (which includes capital
Investment Adviser: ING Investments, LLC	appreciation and income) of a widely accepted International
Investment Subadviser: ING Investment Management Co. LLC	Index.

ING Invesco Comstock Portfolio	Seeks capital growth and income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Invesco Advisers, Inc.

ING Invesco Equity and Income Portfolio	Seeks total return, consisting of long-term capital appreciation and current income.
Investment Adviser: Directed Services LLC
Investment Subadviser: Invesco Advisers, Inc.

ING Invesco Growth and Income Portfolio	Seeks long-term growth of capital and income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Invesco Advisers, Inc.

ING Japan TOPIX Index® Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return (which includes capital
Investment Adviser: ING Investments, LLC	appreciation and income) of the Tokyo Stock Price Index®.
Investment Subadviser: ING Investment Management Co. LLC

ING JPMorgan Emerging Markets Equity Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: J.P. Morgan Investment Management
Inc.

DVA Plus

B-5

Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING JPMorgan Mid Cap Value Portfolio	Seeks growth from capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: J.P. Morgan Investment Management
Inc.

ING JPMorgan Small Cap Core Equity Portfolio	Seeks capital growth over the long term.

Investment Adviser: Directed Services LLC
Investment Subadviser: J.P. Morgan Investment Management
Inc.

ING Large Cap Growth Portfolio	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management Co. LLC

ING Large Cap Value Portfolio	Seeks growth of capital and current income.

Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management Co. LLC

ING Liquid Assets Portfolio	Seeks a high level of current income consistent with the
preservation of capital and liquidity.
Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management Co. LLC

ING Marsico Growth Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Marsico Capital Management, LLC

ING MFS Total Return Portfolio	Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent
Investment Adviser: Directed Services LLC	employment of capitaland secondarily, seeks reasonable
Investment Subadviser: Massachusetts Financial Services	opportunity for growth of capital and income.
Company

ING MFS Utilities Portfolio	Seeks total return.

Investment Adviser: Directed Services LLC
Investment Subadviser: Massachusetts Financial Services
Company

ING MidCap Opportunities Portfolio	Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management Co. LLC

ING Morgan Stanley Global Franchise Portfolio	A non-diversified Portfolio that seeks long-term capital
appreciation.
Investment Adviser: Directed Services LLC
Investment Subadviser: Morgan Stanley Investment
Management Inc.

DVA Plus

B-6

Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Multi-Manager Large Cap Core Portfolio	Seeks reasonable income and capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: Columbia Management Investment
Advisers, LLC and The London Company of Virginia d/b/a The
London Company

ING Oppenheimer Global Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: OppenheimerFunds, Inc.

ING PIMCO High Yield Portfolio	Seeks maximum total return, consistent with preservation of
capital and prudent investment management.
Investment Adviser: Directed Services LLC
Investment Subadviser: Pacific Investment Management
Company LLC

ING PIMCO Total Return Bond Portfolio	Seeks maximum total return, consistent with preservation of
capital and prudent investment management.
Investment Adviser: Directed Services LLC
Investment Subadviser: Pacific Investment Management
Company LLC

ING Pioneer Mid Cap Value Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Pioneer Investment Management, Inc.

ING Retirement Conservative Portfolio	Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a conservative level
Investment Adviser: Directed Services LLC	of risk relative to the other ING Retirement Portfolios.
Asset Allocation Committee

ING Retirement Growth Portfolio	Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a level of risk that
Investment Adviser: Directed Services LLC	can be expected to be greater than that of ING Retirement
Asset Allocation Committee	Moderate Growth Portfolio.

ING Retirement Moderate Growth Portfolio	Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a level of risk that
Investment Adviser: Directed Services LLC	can be expected to be greater than that of ING Retirement
Asset Allocation Committee	Moderate Portfolio but less than that of ING Retirement
Growth Portfolio.
ING Retirement Moderate Portfolio	Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a level of risk that
Investment Adviser: Directed Services LLC	can be expected to be greater than that of ING Retirement
Asset Allocation Committee	Conservative Portfolio but less than that of ING Retirement
Moderate Growth Portfolio.

DVA Plus

B-7

Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Russell™ Large Cap Growth Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return (which includes capital
Investment Adviser: ING Investments, LLC	appreciation and income) of the Russell Top 200® Growth
Investment Subadviser: ING Investment Management Co. LLC	Index.

ING RussellTM Large Cap Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return (which includes capital
Investment Adviser: ING Investments, LLC	appreciation and income) of the Russell Top 200® Index.
Investment Subadviser: ING Investment Management Co. LLC

ING Russell™ Large Cap Value Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return (which includes capital
Investment Adviser: ING Investments, LLC	appreciation and income) of the Russell Top 200® Value
Investment Subadviser: ING Investment Management Co. LLC	Index.

ING Russell™ Mid Cap Growth Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return (which includes capital
Investment Adviser: ING Investments, LLC	appreciation and income) of the Russell Midcap® Growth
Investment Subadviser: ING Investment Management Co. LLC	Index.

ING RussellTM Mid Cap Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return (which includes capital
Investment Adviser: ING Investments, LLC	appreciation and income) of the Russell Midcap® Index.
Investment Subadviser: ING Investment Management Co. LLC

ING RussellTM Small Cap Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return (which includes capital
Investment Adviser: ING Investments, LLC	appreciation and income) of the Russell 2000® Index.
Investment Subadviser: ING Investment Management Co. LLC

ING Small Company Portfolio	Seeks growth of capital primarily through investment in a
diversified portfolio of common stocks of companies with
Investment Adviser: ING Investments, LLC	smaller market capitalizations.
Investment Subadviser: ING Investment Management Co. LLC

ING Templeton Foreign Equity Portfolio	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: Templeton Investment Counsel, LLC

ING Templeton Global Growth Portfolio	Seeks capital appreciation. Current income is only an
incidental consideration.
Investment Adviser: Directed Services LLC
Investment Subadviser: Templeton Global Advisors Limited

ING T. Rowe Price Capital Appreciation Portfolio	Seeks, over the long-term, a high total investment return,
consistent with the preservation of capital and with prudent
Investment Adviser: Directed Services LLC	investment risk.
Investment Subadviser: T. Rowe Price Associates, Inc.

ING T. Rowe Price Equity Income Portfolio	Seeks substantial dividend income as well as long-term growth of capital.
Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates, Inc.

DVA Plus

B-8

Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING T. Rowe Price Growth Equity Portfolio	Seeks long-term capital growth, and secondarily, increasing
dividend income.
Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates, Inc.

ING T. Rowe Price International Stock Portfolio	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates, Inc.

ING U.S. Bond Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return (which includes capital
Investment Adviser: ING Investments, LLC	appreciation and income) of the Barclays Capital U.S.
Investment Subadviser: ING Investment Management Co. LLC	Aggregate Bond Index.

ING WisdomTreeSM Global High-Yielding Equity Index	Seeks investment returns that closely correspond to the price
Portfolio*	and yield performance, (before fees and expenses) of the
WisdomTreeSM Global High-Yielding Equity Index.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management Co. LLC

* WisdomTreeSM is a servicemark of WisdomTree Investments

Effective July 12, 2013, this fund will change its name to ING
Global Value Advantage Portfolio, and at that time will change its investment objective to: Seeks long-term growth of capital and current income.

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by ING USA Annuity and Life Insurance Company. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and
Standard & Poor’s makes no representation regarding the advisability of investing in the product.

The Hang Seng Index (the “Index”) is published and compiled by Hang Seng Indexes Company Limited pursuant to a license from Hang Seng Data Services Limited. The mark and name of the Hang Seng Index are proprietary to Hang Seng Data
Services Limited. Hang Seng Indexes Company Limited and Hang Seng Data Services Limited have agreed to the use of, and reference to, the Index by ING Investments, LLC and ING Investment Management Co. LLC in connection with ING Hang
Seng Index Portfolio (the “Product”), BUT NEITHER HANG SENG INDEXES COMPANY LIMITED NOR HANG SENG
DATA SERVICES LIMITED WARRANTS OR REPRESENTS OR GUARANTEES TO ANY BROKER OR HOLDER OF
THE PRODUCT OR ANY OTHER PERSON: (i) THE ACCURACY OR COMPLETENESS OF ANY OF THE INDEX AND
ITS COMPUTATION OR ANY INFORMATION RELATED THERETO; OR (ii) THE FITNESS OR SUITABILITY FOR
ANY PURPOSE OF ANY OF THE INDEX OR ANY COMPONENT OR DATA COMPRISED IN IT; OR (iii) THE
RESULTS WHICH MAY BE OBTAINED BY ANY PERSON FROM THE USE OF ANY OF THE INDEX OR ANY
COMPONENT OR DATA COMPRISED IN IT FOR ANY PURPOSE, AND NO WARRANTY OR REPRESENTATION
OR GUARANTEE OF ANY KIND WHATSOEVER RELATING TO THE INDEX IS GIVEN OR MAY BE IMPLIED.

TO THE EXTENT PERMITTED BY APPLICABLE LAW, NO RESPONSIBILITY OR LIABILITY IS ACCEPTED BY
HANG SENG INDEXES COMPANY LIMITED OR HANG SENG DATA SERVICES LIMITED: (i) IN RESPECT OF THE
USE OF AND/OR REFERENCE TO THE INDEX BY ING INVESTMENTS, LLC AND ING INVESTMENT
MANAGEMENT CO. LLC IN CONNECTION WITH THE PRODUCT; OR (ii) FOR ANY INACCURACIES, OMISSIONS,
MISTAKES OR ERRORS OF HANG SENG INDEXES COMPANY LIMITED IN THE COMPUTATION OF THE INDEX;
OR (iii) FOR ANY INACCURACIES, OMISSIONS, MISTAKES, ERRORS OR INCOMPLETENESS OF ANY
INFORMATION USED IN CONNECTION WITH THE COMPUTATION OF THE INDEX WHICH IS SUPPLIED BY
ANY OTHER PERSON; OR (iv) FOR ANY ECONOMIC OR OTHER LOSS WHICH MAY BE DIRECTLY OR
INDIRECTLY SUSTAINED BY ANY BROKER OR HOLDER OF THE PRODUCT OR ANY OTHER PERSON
DEALINGWITH THE PRODUCT AS A RESULT OF ANY OF THE AFORESAID, AND NO CLAIMS, ACTIONS OR
LEGAL PROCEEDINGS MAY BE BROUGHT AGAINST HANG SENG INDEXES COMPANY LIMITED AND/OR
HANG SENG DATA SERVICES LIMITED in connection with the Product in any manner whatsoever by any broker, holder

DVA Plus

B-9

or other person dealing with the Product. Any broker, holder or other person dealing with the Product does so therefore in full knowledge of this disclaimer and can place no reliance whatsoever on Hang Seng Indexes Company Limited and Hang Seng
Data Services Limited. For the avoidance of doubt, this disclaimer does not create any contractual or quasi-contractual relationship between any broker, holder or other person and Hang Seng Indexes Company Limited and/or Hang Seng Data
Services Limited and must not be construed to have created such relationship.

DVA Plus

B-10

APPENDIX C

Fixed Account I

Fixed Account I (“Fixed Account”) is an optional fixed interest allocation offered during the accumulation phase of your variable annuity contract between you and ING USA Annuity and Life Insurance Company (“ING USA,” the “Company,”
“we” or “our”). The Fixed Account, which is a segregated asset account of ING USA, provides a means for you to invest on a tax-deferred basis and earn a guaranteed interest for guaranteed interest periods (Fixed Interest Allocation(s)). We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We currently offer Fixed Interest Allocations with guaranteed interest periods of 5, 7 and 10 years. In addition, we may offer DCA Fixed Interest Allocations, which are 6-month and 1-year
Fixed Interest Allocations available exclusively in connection with our dollar cost averaging program. We may offer additional guaranteed interest periods in some or all states, may not offer all guaranteed interest periods on all contracts or in all states and the rates for a given guaranteed interest period may vary among contracts. We set the interest rates periodically.
We may credit a different interest rate for each interest period. The interest you earn in the Fixed Account, as well as your principal, is guaranteed by ING USA, as long as you do not take your money out before the maturity date for the applicable interest period. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment (“Market Value Adjustment”). A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out. A surrender charge may also apply to withdrawals from your contract. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

For contracts sold in some states, not all Fixed Interest Allocations are available. You have a right to return a contract for a refund as described in the prospectus.

The Fixed Account
You may allocate premium payments and transfer your Contract value to the guaranteed interest periods of the Fixed Account during the accumulation period as described in the prospectus. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest
Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date, which is the last day of the month in which the interest period is scheduled to expire.

Your Contract value in the Fixed Account is the sum of your Fixed Interest Allocations and the interest credited as adjusted for any withdrawals, transfers or other charges we may impose, including any Market Value Adjustment. Your Fixed Interest
Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of Contract value. We will credit interest daily at a rate that yields the quoted guaranteed interest rate.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A Market Value
Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. You bear the risk that you may receive less than your principal because of the Market
Value Adjustment.

Guaranteed Interest Rates
Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion. We cannot predict the level of future interest rates. For more information see the prospectus for the Fixed Account.

Transfers from a Fixed Interest Allocation
You may transfer your Contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of ING USA’s Separate Account B as described in the prospectus on the maturity date of a guaranteed interest period. The minimum amount that you can transfer to or from any Fixed Interest
Allocation is $100. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, canceling dollar cost averaging will cause a transfer of the entire Contract value in such Fixed Interest Allocation to the Liquid Assets subaccount, and such a transfer will be subject to a Market Value Adjustment.

DVA Plus

C-1

Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Allocations during specified periods while the rider is in effect.

Withdrawals from a Fixed Interest Allocation
During the accumulation phase, you may withdraw a portion of your Contract value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. A withdrawal from a Fixed Interest
Allocation may be subject to a Market Value Adjustment and a contract surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences.

Please be aware that the benefit we pay under any of the optional benefit riders will be reduced by any withdrawals you made from the Fixed Interest Allocations during the period while the rider is in effect.

Market Value Adjustment
A Market Value Adjustment may decrease, increase or have no effect on your Contract value. We will apply a Market Value
Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program) and (ii) if on the annuity start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the annuity start date.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your Contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your Contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any
Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your Contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest
Allocation.

Contract Value in the Fixed Interest Allocations
On the contract date, the Contract value in any Fixed Interest Allocation in which you are invested is equal to the portion of the initial premium paid and designated for allocation to the Fixed Interest Allocation. On each business day after the contract date, we calculate the amount of Contract value in each Fixed Interest Allocation as follows:

(1)	We take the Contract value in the Fixed Interest Allocation at the end of the preceding business day.
(2)	We credit a daily rate of interest on (1) at the guaranteed rate since the preceding business day.
(3)	We add (1) and (2).
(4)	We subtract from (3) any transfers from that Fixed Interest Allocation.
(5)	We subtract from (4) any withdrawals, and then subtract any contract fees (including any rider charges) and premium taxes.

Additional premium payments and transfers allocated to the Fixed Account will be placed in a new Fixed Interest Allocation.
The Contract value on the date of allocation will be the amount allocated. Several examples, which illustrate how the Market
Value Adjustment works are included in the prospectus for the Fixed Account.

Cash Surrender Value
The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value of amounts allocated to the Fixed Account will fluctuate daily based on the interest credited to Fixed Interest Allocations, any Market
Value Adjustment, and any surrender charge. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your Contract value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), and any optional benefit rider charge, and any other charges incurred but not yet deducted.

Dollar Cost Averaging from Fixed Interest Allocations
You may elect to participate in our dollar cost averaging program from a Fixed Account Interest Allocation with a guaranteed interest period of 1 year or less. The Fixed Interest Allocations serve as the source accounts from which we will, on a monthly

DVA Plus

C-2

basis, automatically transfer a set dollar amount of money to other Fixed Interest Allocations or contract investment portfolio subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You may change the transfer amount once each contract year.

Transfers from a Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value
Adjustment.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

Suspension of Payments
We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

More Information
See the prospectus for Fixed Account I.

DVA Plus

C-3

APPENDIX D

Fixed Interest Division

A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by
ING USA Annuity and Life Insurance Company. The Fixed Interest Division is part of the ING USA General Account.
Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest
Division nor the General Account are registered under the Investment Company Act of 1940.

Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure, dated May 1, 2013
. The Fixed Interest Division is different from the Fixed Account which is described in the prospectus but which is not available in your state. If you are unsure whether the Fixed Account is available in your state, please contact our Customer
Service Center at (800) 366-0066. When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest
Division may not be available in some states. Some restrictions may apply.

You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please read the
Offering Brochure carefully before you invest in the Fixed Interest Division.

DVA Plus

D-1

APPENDIX E

Surrender Charge for Excess Withdrawals Example

The following assumes you made an initial premium payment of $25,000 and additional premium payments of $25,000 in each of the second and third contract years, for total premium payments under the Contract of $75,000. It also assumes a withdrawal at the beginning of the fifth contract year of 30% of the contract value of $90,000.

In this example, $13,500 (15% of $90,000) is maximum free withdrawal amount that you may withdraw during the contract year without a surrender charge. The total withdrawal would be $27,000 ($90,000 x .30). Therefore, $13,500 ($27,000 -
$13,500) is considered an excess withdrawal and would be subject to a 4% surrender charge of $540 ($13,500 x .04). This example does not take into account any Market Value Adjustment or deduction of any premium taxes.

DVA Plus

E-1

PART B

Statement of Additional Information

ING GOLDENSELECT DVA PLUS

Deferred Combination Variable and Fixed Annuity Contract

Issued by
SEPARATE ACCOUNT B

of
ING USA ANNUITY AND LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus for the ING USA Annuity and Life Insurance Company Deferred
Variable Annuity Contract, which is referred to herein. The Prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus, send a written request to
ING USA Annuity and Life Insurance Company, Customer Service Center, P.O. Box 9271 Des Moines,
Iowa 50306-9271 or telephone 1-800-366-0066, or access the SEC’s website (http://www.sec.gov).

DATE OF PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION:

May 1, 2013

i

Introduction
This Statement of Additional Information provides background information regarding Separate Account B.

Description of ING USA Annuity and Life Insurance Company
ING USA Annuity and Life Insurance Company (“ING USA”) is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. (“Lion Connecticut”), which in turn is a wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial services holding company based in The
Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York and the
District of Columbia. ING USA’s financial statements appear in the Statement of Additional Information.

ING USA is authorized to do business in all jurisdictions except New York. ING USA offers variable insurance products. ReliaStar Life Insurance Company of New York (“RLNY”), an affiliate of ING
USA, is licensed to do variable annuity business in the state of New York.

Pursuant to an agreement with the European Commission (“EC”), ING has announced its intention to divest itself of ING U.S., Inc. and its subsidiaries, including the Company (“ING U.S.”), which constitutes ING’s U.S.-based retirement, investment management and insurance operations. Under the agreement with the EC, ING is required to divest itself of at least 25% of ING U.S. by the end of 2013, more than 50% by the end of 2014 and 100% by the end of 2016. While all options for effecting the separation from ING remain open, ING has announced that the base case for this separation includes an initial public offering (“IPO”) of ING U.S., and in connection with the proposed IPO of its common stock
ING U.S. filed a registration statement on Form S-1 with the SEC in November 2012, which was amended in January, March and April 2013. While the base case for the separation is an IPO, all options remain open and it is possible that ING’s divestment of ING U.S. may take place by means of a sale to a single buyer or group of buyers.

Separate Account B of ING USA Annuity and Life Insurance Company
Separate Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and
Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contracts.
We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

Safekeeping of Assets
ING USA acts as its own custodian for Separate Account B.

Experts
The statements of assets and liabilities of Separate Account B as of December 31, 2012, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the financial statements of the Company as of December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is Suite 1000, 55 Ivan Allen Jr. Boulevard,
Atlanta, GA 30308.

1

Distribution of Contracts
The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services LLC, an affiliate of ING USA, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products (the “variable insurance products”) issued by ING USA. The contracts are distributed through registered representatives of other broker-dealers who have entered into selling agreements with
Directed Services LLC. For the years ended 2012, 2011 and 2010 commissions paid by ING USA, including amounts paid by its affiliated Companies, RLNY and ILIAC, to Directed Services LLC
aggregated $225,489,553, $218,345,765 and $219,973,598, respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. Directed Services LLC is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

Under a management services agreement, last amended in 1995, ING USA provides to Directed Services
LLC certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. ING USA charges Directed Services LLC for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by ING USA’s employees on behalf of Directed Services
LLC. In the opinion of management, this method of cost allocation is reasonable. However effective
January 1, 2010, this management services agreement was changed to an arms-length pricing agreement, whereas ING USA now receives a monthly fee from Directed Services LLC based on annual contractual rates by fund. This fee, calculated as a percentage of average assets in the variable separate accounts, was
$141,124,215, $143,404,615 and $146,897,323 for the years ended 2012, 2011 and 2010, respectively.

Published Ratings
From time to time, the rating of ING USA as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best’s ratings range from A+ + to F. An
A++ and A+ ratings mean, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

Accumulation Unit Value
The calculation of the Accumulation Unit Value (“AUV”) is discussed in the prospectus and below. Note that in your Contract, accumulation unit value is referred to as the Index of Investment Experience. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below do not reflect the mortality and expense risk charge for this product and are for illustration purposes only. Complete AUV information for the AUVs calculated for this Contract is available in this SAI following the financial statements of the separate account.

ILLUSTRATION OF CALCULATION OF AUV
EXAMPLE 1.
1. AUV, beginning of period	$10.00
2. Value of securities, beginning of period	$10.00
3. Change in value of securities	$0.10
4. Gross investment return (3) divided by (2)	0.01
5. Less daily mortality and expense charge	0.00004280
6. Less asset based administrative charge	0.00000411
7. Net investment return (4) minus (5) minus (6)	0.009953092
8. Net investment factor (1.000000) plus (7)	1.009953092
9. AUV, end of period (1) multiplied by (8)	$10.09953092

2

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)
EXAMPLE 2.
1. Initial premium payment	$1,000
2. AUV on effective date of purchase (see Example 1)	$10.00
3. Number of units purchased (1) divided by (2)	100
4. AUV for valuation date following purchase (see Example 1)	$10.09953092
5. Contract Value in account for valuation date following purchase
(3) multiplied by (4)	$1,009.95

Performance Information
From time to time, we may advertise or include in reports to contract owner’s performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the ING Liquid Assets Portfolio subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1-, 5- and 10-year periods, or lesser periods depending on how long Separate Account B has been investing in the portfolio. We may show other total returns for periods of less than one year. We will base total return figures on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period when the separate account first invested in the portfolios, and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the
Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

Current yield for the ING Liquid Assets Portfolio subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then “annualized” (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate “effective yield” for the
Liquid Assets subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The “effective yield” will thus be slightly higher than the “yield” because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-
day period, after subtracting fees and expenses accrued during the period, assuming the selection of the
Max 7 Enhanced Death Benefit and the MGIB optional benefit rider. You should be aware that there is no guarantee that the ING Liquid Assets Portfolio subaccount will have a positive or level return.

We may compare performance information for a subaccount to: (i) the Standard & Poor’s 500 Stock
Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and (iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based

3

on rankings of variable annuity separate accounts or other investment products tracked by Lipper
Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

Other Information
Registration statements have been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this
Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

4

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2012, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING USA Separate Account B available under the Contract for the indicated periods. This information is current through December 31, 2012, including portfolio names. Portfolio name changes after December 31, 2012 are not reflected in the following information.

Separate Account Annual Charges of 1.25%

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.86	$10.36	$9.55	$8.00	$9.58
Value at end of period	$10.70	$9.86	$10.36	$9.55	$8.00
Number of accumulation units outstanding at end of period	126,796	133,680	109,103	45,478	19,888
COLUMBIA SMALL CAP VALUE FUND VS
(Funds were first received in this option during November 2003)
Value at beginning of period	$20.09	$21.68	$17.36	$14.06	$19.82	$20.60	$17.48	$16.78	$13.87	$10.00
Value at end of period	$22.07	$20.09	$21.68	$17.36	$14.06	$19.82	$20.60	$17.48	$16.78	$13.87
Number of accumulation units outstanding at end of period	4,950	7,319	7,580	7,961	9,230	10,528	17,062	12,301	8,283	12,504
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.43	$16.07	$13.92	$10.40	$18.38	$15.87	$14.42	$12.52
Value at end of period	$17.69	$15.43	$16.07	$13.92	$10.40	$18.38	$15.87	$14.42
Number of accumulation units outstanding at end of period	251,442	297,798	327,232	356,883	411,910	404,210	289,769	216,279
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$11.17	$11.24	$9.90	$7.72	$13.67	$13.67	$11.55	$11.07	$10.08	$7.85
Value at end of period	$12.91	$11.17	$11.24	$9.90	$7.72	$13.67	$13.67	$11.55	$11.07	$10.08
Number of accumulation units outstanding at end of period	76,177	100,918	108,181	121,118	138,149	155,665	117,442	100,395	76,016	33,628
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.66	$9.69	$8.77	$7.20	$9.62
Value at end of period	$11.02	$9.66	$9.69	$8.77	$7.20
Number of accumulation units outstanding at end of period	42,849	51,737	64,241	53,966	30,537
ING AMERICAN FUNDS GLOBAL GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$9.34	$10.62
Value at end of period	$10.77	$9.34
Number of accumulation units outstanding at end of period	1,856	1,609
ING AMERICAN FUNDS INTERNATIONAL GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$8.83	$10.52
Value at end of period	$10.08	$8.83
Number of accumulation units outstanding at end of period	11,519	8,075
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$15.94	$18.86	$17.90	$12.73	$22.41	$19.01	$16.26	$13.62	$11.62	$10.00
Value at end of period	$18.46	$15.94	$18.86	$17.90	$12.73	$22.41	$19.01	$16.26	$13.62	$11.62
Number of accumulation units outstanding at end of period	260,572	318,091	348,712	367,386	406,419	428,086	345,741	269,279	104,277	8,124

DVA Plus

CFI 1

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.50	$13.45	$12.09	$9.92
Value at end of period	$13.96	$12.50	$13.45	$12.09
Number of accumulation units outstanding at end of period	12,386	17,151	13,876	13,501
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.83	$12.71	$10.18	$7.62	$13.14	$12.54	$11.02	$9.95
Value at end of period	$15.16	$12.83	$12.71	$10.18	$7.62	$13.14	$12.54	$11.02
Number of accumulation units outstanding at end of period	83,063	94,226	96,813	104,384	98,513	100,200	55,109	18,568
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.90	$11.50	$10.89	$9.18	$13.04	$12.16	$10.81	$9.92	$9.75
Value at end of period	$13.95	$11.90	$11.50	$10.89	$9.18	$13.04	$12.16	$10.81	$9.92
Number of accumulation units outstanding at end of period	47,741	44,322	44,644	55,678	54,801	46,973	48,700	35,793	16,762
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.21	$11.04	$10.60	$9.97
Value at end of period	$12.83	$12.21	$11.04	$10.60
Number of accumulation units outstanding at end of period	209,102	127,882	142,911	37,847
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$11.23	$11.56	$10.32	$8.03	$13.34	$12.65	$11.96	$10.98	$9.99
Value at end of period	$12.70	$11.23	$11.56	$10.32	$8.03	$13.34	$12.65	$11.96	$10.98
Number of accumulation units outstanding at end of period	44,088	71,989	51,290	47,131	46,310	70,250	29,742	33,842	71
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.11	$11.45	$9.81	$6.51	$9.99
Value at end of period	$10.74	$10.11	$11.45	$9.81	$6.51
Number of accumulation units outstanding at end of period	93,957	87,072	72,817	67,035	44,807
ING BOND PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$10.73	$10.28	$9.81	$8.86	$9.83
Value at end of period	$11.28	$10.73	$10.28	$9.81	$8.86
Number of accumulation units outstanding at end of period	86,290	90,479	101,192	109,980	108,650
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.22	$10.93	$9.54	$7.24	$12.48	$13.64	$11.46
Value at end of period	$12.68	$10.22	$10.93	$9.54	$7.24	$12.48	$13.64
Number of accumulation units outstanding at end of period	48,915	60,194	84,455	89,612	99,999	107,813	24,276
ING CLARION REAL ESTATE PORTFOLIO
Value at beginning of period	$75.17	$69.52	$55.00	$40.99	$67.51	$83.11	$61.15	$53.02	$38.97	$28.65
Value at end of period	$85.76	$75.17	$69.52	$55.00	$40.99	$67.51	$83.11	$61.15	$53.02	$38.97
Number of accumulation units outstanding at end of period	21,651	27,477	31,594	42,205	49,340	66,635	80,669	79,153	106,213	89,475
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.75	$10.15	$8.20	$6.66	$10.23	$10.06	$9.44
Value at end of period	$11.00	$9.75	$10.15	$8.20	$6.66	$10.23	$10.06
Number of accumulation units outstanding at end of period	46,327	51,720	59,404	70,614	77,932	64,799	17,740
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$9.31	$9.90	$8.94	$6.88	$11.46	$11.15	$10.13
Value at end of period	$10.33	$9.31	$9.90	$8.94	$6.88	$11.46	$11.15
Number of accumulation units outstanding at end of period	115,289	123,908	150,779	157,889	159,880	125,072	30,946

DVA Plus		CFI 2

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING DFA WORLD EQUITY PORTFOLIO
(Fund first available during April 2008)
Value at beginning of period	$7.78	$8.68	$7.04	$5.85	$10.41
Value at end of period	$9.07	$7.78	$8.68	$7.04	$5.85
Number of accumulation units outstanding at end of period	115,777	106,390	110,448	93,776	109,782
ING EURO STOXX 50® INDEX PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$7.19	$8.81	$9.81	$9.99
Value at end of period	$8.66	$7.19	$8.81	$9.81
Number of accumulation units outstanding at end of period	2,551	934	0	1,284
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$15.57	$17.70	$13.97	$10.16	$16.91	$14.96	$13.53	$11.72	$9.56	$7.26
Value at end of period	$17.62	$15.57	$17.70	$13.97	$10.16	$16.91	$14.96	$13.53	$11.72	$9.56
Number of accumulation units outstanding at end of period	142,727	174,083	203,999	238,063	243,970	330,637	198,145	213,623	38,198	44,499
ING FRANKLIN INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.40	$11.26	$10.10	$7.74	$11.09	$10.94	$9.98
Value at end of period	$12.68	$11.40	$11.26	$10.10	$7.74	$11.09	$10.94
Number of accumulation units outstanding at end of period	255,616	298,671	240,604	254,733	249,295	240,036	114,971
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.86	$10.06	$9.14	$7.31	$11.90	$12.53
Value at end of period	$11.06	$9.86	$10.06	$9.14	$7.31	$11.90
Number of accumulation units outstanding at end of period	118,987	125,064	136,290	149,113	165,455	151,725
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.38	$8.60	$7.86	$6.11	$9.62	$10.20
Value at end of period	$9.59	$8.38	$8.60	$7.86	$6.11	$9.62
Number of accumulation units outstanding at end of period	609,158	691,365	743,528	787,679	823,534	715,454
ING FTSE 100 INDEX® PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$10.45	$11.04	$10.27	$10.28
Value at end of period	$11.89	$10.45	$11.04	$10.27
Number of accumulation units outstanding at end of period	0	71	0	498
ING GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$8.87	$9.96
Value at end of period	$8.48	$8.87
Number of accumulation units outstanding at end of period	32,077	55,591
ING GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2003)
Value at beginning of period	$41.49	$46.24	$38.50	$28.35	$48.66	$36.98	$30.84	$22.67	$21.58	$14.35
Value at end of period	$39.80	$41.49	$46.24	$38.50	$28.35	$48.66	$36.98	$30.84	$22.67	$21.58
Number of accumulation units outstanding at end of period	32,711	40,916	51,265	63,970	65,053	65,346	51,318	48,204	48,611	55,640
ING GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.58	$9.99
Value at end of period	$10.90	$9.58
Number of accumulation units outstanding at end of period	777,920	1,026,100
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.67	$8.82	$7.85	$6.11	$9.51
Value at end of period	$9.89	$8.67	$8.82	$7.85	$6.11
Number of accumulation units outstanding at end of period	203,583	242,256	166,429	179,700	58,152

DVA Plus		CFI 3

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$11.10	$13.78	$12.98	$10.86
Value at end of period	$14.07	$11.10	$13.78	$12.98
Number of accumulation units outstanding at end of period	7,064	8,328	28,020	9,425
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$9.87	$10.02	$8.93	$7.35	$11.90	$11.50	$10.19	$9.81	$9.01	$10.00
Value at end of period	$11.12	$9.87	$10.02	$8.93	$7.35	$11.90	$11.50	$10.19	$9.81	$9.01
Number of accumulation units outstanding at end of period	41,733	65,532	49,367	76,821	81,989	98,148	93,835	34,130	38,094	33,240
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$14.53	$14.92	$12.43	$9.57	$15.57	$14.98	$13.90	$12.70	$11.05	$10.00
Value at end of period	$16.84	$14.53	$14.92	$12.43	$9.57	$15.57	$14.98	$13.90	$12.70	$11.05
Number of accumulation units outstanding at end of period	50,984	82,774	81,101	94,168	115,067	136,812	138,286	105,445	49,121	1,795
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$13.89	$14.21	$11.75	$9.55	$14.58	$15.80	$14.10	$13.29	$11.06	$10.00
Value at end of period	$15.39	$13.89	$14.21	$11.75	$9.55	$14.58	$15.80	$14.10	$13.29	$11.06
Number of accumulation units outstanding at end of period	33,413	57,544	60,478	72,831	78,223	103,530	106,404	89,405	40,907	4,431
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$14.23	$13.43	$12.42	$11.30	$12.53	$12.00	$11.71	$11.52	$11.16	$10.65
Value at end of period	$15.33	$14.23	$13.43	$12.42	$11.30	$12.53	$12.00	$11.71	$11.52	$11.16
Number of accumulation units outstanding at end of period	337,270	339,798	374,616	399,908	410,808	463,707	195,604	92,532	42,408	15,516
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.02	$8.12	$7.64	$7.05
Value at end of period	$8.22	$7.02	$8.12	$7.64
Number of accumulation units outstanding at end of period	17,070	28,671	27,888	35,562
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.64	$13.07	$11.49	$9.06	$14.44	$14.96	$13.08	$12.80
Value at end of period	$14.81	$12.64	$13.07	$11.49	$9.06	$14.44	$14.96	$13.08
Number of accumulation units outstanding at end of period	82,680	105,906	126,971	129,999	149,237	150,106	138,545	105,339
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.10	$12.42	$11.23	$9.29	$12.31	$12.07	$10.87	$10.16
Value at end of period	$13.45	$12.10	$12.42	$11.23	$9.29	$12.31	$12.07	$10.87
Number of accumulation units outstanding at end of period	96,503	118,187	105,571	113,622	120,670	86,004	27,625	16,669
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$29.11	$30.13	$27.12	$22.16	$33.11	$32.68	$28.53	$26.25	$23.29	$18.45
Value at end of period	$32.93	$29.11	$30.13	$27.12	$22.16	$33.11	$32.68	$28.53	$26.25	$23.29
Number of accumulation units outstanding at end of period	68,690	87,579	111,833	141,131	167,823	241,574	322,272	402,732	509,151	662,030
ING JAPAN TOPIX INDEX® PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$9.43	$11.07	$9.76
Value at end of period	$10.02	$9.43	$11.07
Number of accumulation units outstanding at end of period	181	261	186
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$20.18	$25.00	$21.05	$12.42	$25.82	$18.88	$14.08	$10.57	$9.09	$6.28
Value at end of period	$23.74	$20.18	$25.00	$21.05	$12.42	$25.82	$18.88	$14.08	$10.57	$9.09
Number of accumulation units outstanding at end of period	110,229	113,267	135,772	157,198	183,253	204,971	154,812	112,765	137,210	166,780

DVA Plus

CFI 4

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during April 2008)
Value at beginning of period	$16.33	$16.24	$13.37	$10.78	$16.30
Value at end of period	$19.35	$16.33	$16.24	$13.37	$10.78
Number of accumulation units outstanding at end of period	47,088	80,922	59,613	54,776	54,946
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$15.71	$16.13	$12.89	$10.25	$14.82	$15.26	$13.25	$13.63	$10.41	$7.85
Value at end of period	$18.42	$15.71	$16.13	$12.89	$10.25	$14.82	$15.26	$13.25	$13.63	$10.41
Number of accumulation units outstanding at end of period	68,963	82,903	71,558	65,391	76,585	99,454	86,447	71,069	32,147	4,314
ING LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2012)
Value at beginning of period	$9.69
Value at end of period	$10.33
Number of accumulation units outstanding at end of period	910,276
ING LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2004)
Value at beginning of period	$14.20	$14.07	$12.47	$8.86	$12.39	$11.24	$10.78	$10.50	$9.46
Value at end of period	$16.52	$14.20	$14.07	$12.47	$8.86	$12.39	$11.24	$10.78	$10.50
Number of accumulation units outstanding at end of period	44,021	43,272	19,306	8,260	2,608	2,616	3,963	4,122	3,725
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.07	$10.05
Value at end of period	$11.37	$10.07
Number of accumulation units outstanding at end of period	28,371	31,803
ING LIMITED MATURITY BOND PORTFOLIO
Value at beginning of period	$23.86	$23.89	$23.45	$22.16	$22.50	$21.54	$21.00	$20.93	$20.90	$20.58
Value at end of period	$23.92	$23.86	$23.89	$23.45	$22.16	$22.50	$21.54	$21.00	$20.93	$20.90
Number of accumulation units outstanding at end of period	25,700	43,767	50,499	62,476	72,204	86,065	116,241	165,436	216,064	292,574
ING LIQUID ASSETS PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$17.06	$17.26	$17.48	$17.65	$17.45	$16.83	$16.29	$16.04	$16.10	$16.18
Value at end of period	$16.84	$17.06	$17.26	$17.48	$17.65	$17.45	$16.83	$16.29	$16.04	$16.10
Number of accumulation units outstanding at end of period	432,333	495,767	654,563	823,111	1,075,453	1,041,103	930,466	486,113	615,097	657,453
ING MARSICO GROWTH PORTFOLIO
Value at beginning of period	$16.77	$17.26	$14.59	$11.45	$19.43	$17.24	$16.63	$15.47	$13.92	$10.62
Value at end of period	$18.63	$16.77	$17.26	$14.59	$11.45	$19.43	$17.24	$16.63	$15.47	$13.92
Number of accumulation units outstanding at end of period	94,176	110,156	128,844	161,520	182,116	240,344	279,095	337,544	406,302	500,524
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$27.61	$27.52	$25.37	$21.79	$28.42	$27.67	$25.03	$24.63	$22.45	$19.47
Value at end of period	$30.31	$27.61	$27.52	$25.37	$21.79	$28.42	$27.67	$25.03	$24.63	$22.45
Number of accumulation units outstanding at end of period	128,638	156,629	189,086	222,309	277,551	325,558	377,087	436,318	484,055	532,865
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$17.64	$16.79	$14.95	$11.40	$18.54	$14.74	$11.41	$9.98
Value at end of period	$19.73	$17.64	$16.79	$14.95	$11.40	$18.54	$14.74	$11.41
Number of accumulation units outstanding at end of period	109,277	113,327	116,563	135,373	148,397	135,821	81,146	51,705
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2004)
Value at beginning of period	$11.66	$11.90	$9.27	$6.66	$10.83	$8.74	$8.22	$7.56	$7.18
Value at end of period	$13.12	$11.66	$11.90	$9.27	$6.66	$10.83	$8.74	$8.22	$7.56
Number of accumulation units outstanding at end of period	93,137	115,862	130,284	164,493	183,121	86	101	1,013	973

DVA Plus

CFI 5

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$19.06	$17.70	$15.73	$12.36	$17.52	$16.18	$13.50	$12.28	$11.04	$8.86
Value at end of period	$21.79	$19.06	$17.70	$15.73	$12.36	$17.52	$16.18	$13.50	$12.28	$11.04
Number of accumulation units outstanding at end of period	42,688	59,377	50,786	43,937	50,398	69,246	44,308	27,066	13,347	7,437
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during June 2010)
Value at beginning of period	$11.34	$12.01	$10.14
Value at end of period	$12.63	$11.34	$12.01
Number of accumulation units outstanding at end of period	948	5,562	4,822
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.74	$16.29	$14.24	$10.35	$17.61	$16.77	$14.44	$12.91
Value at end of period	$17.66	$14.74	$16.29	$14.24	$10.35	$17.61	$16.77	$14.44
Number of accumulation units outstanding at end of period	68,437	82,783	81,946	88,907	95,643	92,165	59,837	15,633
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$16.01	$15.53	$13.76	$9.33	$12.20	$12.01	$11.16	$10.83	$10.00
Value at end of period	$18.03	$16.01	$15.53	$13.76	$9.33	$12.20	$12.01	$11.16	$10.83
Number of accumulation units outstanding at end of period	178,151	201,810	181,198	184,808	235,758	322,944	335,972	413,587	422,447
ING PIMCO TOTAL RETURN BOND PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$19.54	$19.12	$17.98	$15.91	$15.46	$14.37	$13.95	$13.78	$13.31	$12.87
Value at end of period	$20.99	$19.54	$19.12	$17.98	$15.91	$15.46	$14.37	$13.95	$13.78	$13.31
Number of accumulation units outstanding at end of period	579,465	645,457	664,081	654,166	648,191	596,758	348,132	347,304	229,159	151,609
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.21	$11.89	$10.39	$8.48	$13.15	$12.67	$10.99	$10.39
Value at end of period	$12.20	$11.21	$11.89	$10.39	$8.48	$13.15	$12.67	$10.99
Number of accumulation units outstanding at end of period	19,695	37,100	39,556	37,919	38,598	43,128	41,720	38,485
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.25	$11.99	$10.29	$8.33	$12.61	$12.10	$10.91	$9.95
Value at end of period	$12.33	$11.25	$11.99	$10.29	$8.33	$12.61	$12.10	$10.91
Number of accumulation units outstanding at end of period	117,184	143,707	177,139	215,278	251,223	123,059	87,781	90,726
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.20	$8.86	$8.32	$8.25
Value at end of period	$9.81	$9.20	$8.86	$8.32
Number of accumulation units outstanding at end of period	267,335	218,623	313,416	177,020
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.08	$10.33	$9.38	$9.22
Value at end of period	$11.25	$10.08	$10.33	$9.38
Number of accumulation units outstanding at end of period	1,572,082	1,712,415	2,198,626	2,496,597
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.44	$10.56	$9.63	$9.50
Value at end of period	$11.50	$10.44	$10.56	$9.63
Number of accumulation units outstanding at end of period	2,081,342	2,214,578	2,602,054	2,859,154
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.76	$10.67	$9.86	$9.75
Value at end of period	$11.71	$10.76	$10.67	$9.86
Number of accumulation units outstanding at end of period	1,267,525	1,378,837	1,436,677	1,531,154

DVA Plus		CFI 6

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.48	$14.11	$12.70	$10.85
Value at end of period	$16.34	$14.48	$14.11	$12.70
Number of accumulation units outstanding at end of period	44,068	43,898	28,032	31,979
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.14	$9.06	$8.19	$6.72	$10.31
Value at end of period	$10.40	$9.14	$9.06	$8.19	$6.72
Number of accumulation units outstanding at end of period	194,260	236,511	231,934	404,145	126,808
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$13.65	$13.75	$12.53	$10.80
Value at end of period	$15.63	$13.65	$13.75	$12.53
Number of accumulation units outstanding at end of period	47,196	54,039	57,219	56,116
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$15.62	$16.17	$13.01	$10.83
Value at end of period	$17.81	$15.62	$16.17	$13.01
Number of accumulation units outstanding at end of period	53,479	59,173	80,860	97,790
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.10	$10.44	$8.47	$6.14	$10.49
Value at end of period	$11.64	$10.10	$10.44	$8.47	$6.14
Number of accumulation units outstanding at end of period	44,333	49,569	19,620	13,324	15,576
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.26	$10.84	$8.71	$6.98	$10.21
Value at end of period	$11.73	$10.26	$10.84	$8.71	$6.98
Number of accumulation units outstanding at end of period	31,564	43,607	48,577	40,797	49,477
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$9.60	$9.67	$7.41	$5.74	$8.89	$8.20	$7.39	$6.87	$6.33	$4.63
Value at end of period	$10.89	$9.60	$9.67	$7.41	$5.74	$8.89	$8.20	$7.39	$6.87	$6.33
Number of accumulation units outstanding at end of period	19,245	16,849	18,978	19,495	20,110	20,649	22,813	15,169	13,540	21,971
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.58	$11.01	$8.99	$7.16	$9.41
Value at end of period	$11.94	$10.58	$11.01	$8.99	$7.16
Number of accumulation units outstanding at end of period	30,844	36,646	25,619	15,014	12,098
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$54.41	$53.54	$47.55	$36.14	$50.48	$48.97	$43.26	$40.66	$35.31	$28.55
Value at end of period	$61.50	$54.41	$53.54	$47.55	$36.14	$50.48	$48.97	$43.26	$40.66	$35.31
Number of accumulation units outstanding at end of period	163,738	176,320	193,449	219,556	245,136	270,888	261,429	300,782	325,318	385,166
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$31.33	$32.01	$28.20	$22.85	$35.98	$35.36	$30.06	$29.29	$25.82	$20.89
Value at end of period	$36.26	$31.33	$32.01	$28.20	$22.85	$35.98	$35.36	$30.06	$29.29	$25.82
Number of accumulation units outstanding at end of period	99,697	136,499	135,743	157,777	163,315	188,717	186,657	210,739	190,159	202,281
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$9.16	$9.40	$8.16	$5.80	$10.18	$10.00
Value at end of period	$10.73	$9.16	$9.40	$8.16	$5.80	$10.18
Number of accumulation units outstanding at end of period	56,098	44,457	24,295	23,559	12,230	41,124

DVA Plus

CFI 7

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.94	$13.80	$12.28	$9.04	$18.13	$15.22	$12.43	$10.32
Value at end of period	$14.01	$11.94	$13.80	$12.28	$9.04	$18.13	$15.22	$12.43
Number of accumulation units outstanding at end of period	57,225	65,828	70,471	89,629	116,880	132,084	109,286	51,614
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.04	$10.43	$9.73	$7.47	$12.74	$11.20	$10.12
Value at end of period	$10.59	$9.04	$10.43	$9.73	$7.47	$12.74	$11.20
Number of accumulation units outstanding at end of period	201,563	88,235	98,706	101,897	119,244	52,781	6,280
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$21.06	$22.62	$21.26	$16.27	$27.31	$27.01	$22.43	$20.67	$18.87	$14.02
Value at end of period	$25.32	$21.06	$22.62	$21.26	$16.27	$27.31	$27.01	$22.43	$20.67	$18.87
Number of accumulation units outstanding at end of period	83,684	96,897	109,196	123,651	147,158	176,510	163,002	185,032	263,691	344,197
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.76	$11.13	$10.64	$10.21	$9.90
Value at end of period	$12.03	$11.76	$11.13	$10.64	$10.21
Number of accumulation units outstanding at end of period	62,663	83,355	91,062	87,442	72,701
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.18	$11.63	$10.43	$8.02	$13.54	$13.59	$12.04	$11.18
Value at end of period	$12.49	$11.18	$11.63	$10.43	$8.02	$13.54	$13.59	$12.04
Number of accumulation units outstanding at end of period	27,660	25,482	27,215	30,917	34,380	43,296	41,020	26,128
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$7.75	$8.16	$7.81	$6.09	$9.68
Value at end of period	$8.81	$7.75	$8.16	$7.81	$6.09
Number of accumulation units outstanding at end of period	29,742	44,878	31,323	44,930	24,117
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$10.28
Value at end of period	$9.94
Number of accumulation units outstanding at end of period	9,510
PROFUND VP BULL
(Funds were first received in this option during August 2003)
Value at beginning of period	$8.61	$8.72	$7.84	$6.39	$10.37	$10.15	$9.04	$8.91	$8.29	$6.68
Value at end of period	$9.68	$8.61	$8.72	$7.84	$6.39	$10.37	$10.15	$9.04	$8.91	$8.29
Number of accumulation units outstanding at end of period	2,766	0	0	0	107	1,910	10,138	18,382	44,221	27,246
PROFUND VP EUROPE 30
(Funds were first received in this option during December 2003)
Value at beginning of period	$8.66	$9.63	$9.50	$7.27	$13.15	$11.62	$10.02	$9.38	$8.31	$6.07
Value at end of period	$9.97	$8.66	$9.63	$9.50	$7.27	$13.15	$11.62	$10.02	$9.38	$8.31
Number of accumulation units outstanding at end of period	7,085	11,570	7,302	7,337	7,465	7,692	9,520	2,690	4,239	8,463
PROFUND VP RISING RATES OPPORTUNITY
(Funds were first received in this option during October 2003)
Value at beginning of period	$3.13	$5.06	$6.11	$4.68	$7.64	$8.16	$7.50	$8.25	$9.37	$10.00
Value at end of period	$2.87	$3.13	$5.06	$6.11	$4.68	$7.64	$8.16	$7.50	$8.25	$9.37
Number of accumulation units outstanding at end of period	12,632	8,180	6,149	6,889	7,279	11,240	23,153	29,960	37,895	6,934

DVA Plus

CFI 8

Condensed Financial Information (continued)

Separate Account Annual Charges of 1.30%

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.84	$10.34	$9.55	$8.00	$9.79
Value at end of period	$10.68	$9.84	$10.34	$9.55	$8.00
Number of accumulation units outstanding at end of period	44,752	51,351	33,422	17,485	5,483
COLUMBIA SMALL CAP VALUE FUND VS
(Funds were first received in this option during November 2003)
Value at beginning of period	$20.00	$21.59	$17.30	$14.02	$19.77	$20.56	$17.45	$16.77	$13.86	$10.00
Value at end of period	$21.97	$20.00	$21.59	$17.30	$14.02	$19.77	$20.56	$17.45	$16.77	$13.86
Number of accumulation units outstanding at end of period	1,892	2,281	4,264	7,657	12,823	26,794	44,124	25,358	23,996	12,504
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$15.30	$15.95	$13.82	$10.33	$18.27	$15.78	$14.35	$12.76
Value at end of period	$17.54	$15.30	$15.95	$13.82	$10.33	$18.27	$15.78	$14.35
Number of accumulation units outstanding at end of period	41,860	68,536	87,155	111,195	140,522	125,610	123,122	29,399
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$11.11	$11.19	$9.86	$7.69	$13.63	$13.64	$11.52	$11.05	$10.07	$7.85
Value at end of period	$12.84	$11.11	$11.19	$9.86	$7.69	$13.63	$13.64	$11.52	$11.05	$10.07
Number of accumulation units outstanding at end of period	45,680	52,040	62,730	76,348	88,691	106,972	127,003	116,754	119,478	128,998
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.64	$9.68	$8.76	$7.19	$9.92
Value at end of period	$10.99	$9.64	$9.68	$8.76	$7.19
Number of accumulation units outstanding at end of period	4,425	3,117	4,954	20,042	2,553
ING AMERICAN FUNDS GLOBAL GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$9.33	$10.09
Value at end of period	$10.76	$9.33
Number of accumulation units outstanding at end of period	9,017	11,483
ING AMERICAN FUNDS INTERNATIONAL GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$9.64
Value at end of period	$10.07
Number of accumulation units outstanding at end of period	710
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$15.88	$18.79	$17.84	$12.70	$22.36	$18.98	$16.24	$13.61	$11.62	$10.00
Value at end of period	$18.37	$15.88	$18.79	$17.84	$12.70	$22.36	$18.98	$16.24	$13.61	$11.62
Number of accumulation units outstanding at end of period	48,474	72,742	102,142	117,257	120,700	170,475	157,385	90,957	67,730	20,350
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.54	$14.57	$13.10	$11.44
Value at end of period	$15.10	$13.54	$14.57	$13.10
Number of accumulation units outstanding at end of period	2,060	4,677	2,341	2,546
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.79	$12.67	$10.15	$7.61	$13.12	$12.53	$11.01	$10.32
Value at end of period	$15.10	$12.79	$12.67	$10.15	$7.61	$13.12	$12.53	$11.01
Number of accumulation units outstanding at end of period	8,685	11,720	15,480	18,263	20,246	21,225	15,215	20,261

DVA Plus

CFI 9

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.85	$11.46	$10.85	$9.16	$13.01	$12.14	$10.80	$9.91	$9.79
Value at end of period	$13.89	$11.85	$11.46	$10.85	$9.16	$13.01	$12.14	$10.80	$9.91
Number of accumulation units outstanding at end of period	31,738	35,855	38,430	66,642	63,961	69,289	95,881	51,878	4,492
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.20	$11.03	$10.59	$10.07
Value at end of period	$12.80	$12.20	$11.03	$10.59
Number of accumulation units outstanding at end of period	50,011	44,822	35,744	1,512
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
Value at beginning of period	$11.18	$11.51	$10.28	$8.00	$13.30	$12.62	$11.94	$10.97	$10.00	$7.98
Value at end of period	$12.63	$11.18	$11.51	$10.28	$8.00	$13.30	$12.62	$11.94	$10.97	$10.00
Number of accumulation units outstanding at end of period	44,104	59,954	64,878	84,489	95,433	107,711	125,207	137,871	7,333	10,243
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.09	$11.43	$9.80	$6.51	$9.99
Value at end of period	$10.72	$10.09	$11.43	$9.80	$6.51
Number of accumulation units outstanding at end of period	15,551	20,171	22,946	21,222	10,622
ING BOND PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.90	$10.44	$9.98	$9.01	$10.16
Value at end of period	$11.46	$10.90	$10.44	$9.98	$9.01
Number of accumulation units outstanding at end of period	17,424	25,351	20,275	23,162	11,755
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.19	$10.90	$9.52	$7.23	$12.47	$13.63	$10.79
Value at end of period	$12.64	$10.19	$10.90	$9.52	$7.23	$12.47	$13.63
Number of accumulation units outstanding at end of period	13,750	14,658	17,038	18,589	14,369	35,330	29,687
ING CLARION REAL ESTATE PORTFOLIO
Value at beginning of period	$74.21	$68.67	$54.36	$40.53	$66.79	$82.27	$60.56	$52.53	$38.63	$28.42
Value at end of period	$84.63	$74.21	$68.67	$54.36	$40.53	$66.79	$82.27	$60.56	$52.53	$38.63
Number of accumulation units outstanding at end of period	16,251	19,265	22,953	27,791	35,079	43,519	60,114	73,448	78,254	83,293
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.73	$10.13	$8.19	$6.65	$10.22	$10.06	$10.19
Value at end of period	$10.96	$9.73	$10.13	$8.19	$6.65	$10.22	$10.06
Number of accumulation units outstanding at end of period	12,853	15,466	16,959	18,637	23,738	20,336	16,714
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$9.29	$9.87	$8.92	$6.87	$11.45	$11.14	$10.18
Value at end of period	$10.29	$9.29	$9.87	$8.92	$6.87	$11.45	$11.14
Number of accumulation units outstanding at end of period	19,864	24,920	38,371	43,128	41,651	34,734	30,223
ING DFA WORLD EQUITY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.00	$8.93	$7.25	$6.03	$10.18
Value at end of period	$9.32	$8.00	$8.93	$7.25	$6.03
Number of accumulation units outstanding at end of period	0	0	5,089	2,580	3
ING EURO STOXX 50® INDEX PORTFOLIO
(Funds were first received in this option during April 2011)
Value at beginning of period	$7.19	$9.99
Value at end of period	$8.64	$7.19
Number of accumulation units outstanding at end of period	9,854	10,348

DVA Plus

CFI 10

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$15.48	$17.61	$13.90	$10.12	$16.85	$14.91	$13.50	$11.70	$9.55	$7.25
Value at end of period	$17.51	$15.48	$17.61	$13.90	$10.12	$16.85	$14.91	$13.50	$11.70	$9.55
Number of accumulation units outstanding at end of period	131,313	178,141	235,619	292,861	335,617	464,152	299,245	313,799	164,483	176,725
ING FRANKLIN INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.37	$11.24	$10.08	$7.73	$11.08	$10.93	$9.96
Value at end of period	$12.64	$11.37	$11.24	$10.08	$7.73	$11.08	$10.93
Number of accumulation units outstanding at end of period	31,074	32,500	42,418	68,249	75,300	71,090	32,434
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.83	$10.04	$9.12	$7.31	$11.90	$12.57
Value at end of period	$11.02	$9.83	$10.04	$9.12	$7.31	$11.90
Number of accumulation units outstanding at end of period	15,659	20,673	34,442	43,651	49,778	29,733
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.36	$8.58	$7.85	$6.10	$9.61	$10.06
Value at end of period	$9.56	$8.36	$8.58	$7.85	$6.10	$9.61
Number of accumulation units outstanding at end of period	15,301	18,982	23,606	22,652	21,225	65,101
ING GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2011)
Value at beginning of period	$8.87	$10.91
Value at end of period	$8.47	$8.87
Number of accumulation units outstanding at end of period	321	350
ING GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2003)
Value at beginning of period	$40.96	$45.68	$38.04	$28.03	$48.14	$36.60	$30.54	$22.46	$21.39	$14.23
Value at end of period	$39.27	$40.96	$45.68	$38.04	$28.03	$48.14	$36.60	$30.54	$22.46	$21.39
Number of accumulation units outstanding at end of period	14,069	22,269	27,749	33,123	39,942	55,067	57,589	48,668	46,254	42,368
ING GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.58	$9.99
Value at end of period	$10.89	$9.58
Number of accumulation units outstanding at end of period	49,547	53,907
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$8.65	$8.81	$7.84	$6.11	$9.96	$9.83
Value at end of period	$9.86	$8.65	$8.81	$7.84	$6.11	$9.96
Number of accumulation units outstanding at end of period	328,069	413,293	296,136	400,179	352,050	788
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.08	$13.77	$12.97	$11.78
Value at end of period	$14.04	$11.08	$13.77	$12.97
Number of accumulation units outstanding at end of period	0	115	355	582
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$9.81	$9.98	$8.89	$7.33	$11.86	$11.47	$10.17	$9.79	$9.00	$10.00
Value at end of period	$11.05	$9.81	$9.98	$8.89	$7.33	$11.86	$11.47	$10.17	$9.79	$9.00
Number of accumulation units outstanding at end of period	17,896	19,101	20,698	31,879	33,921	43,941	51,740	56,423	65,256	67,279
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$14.63	$15.03	$12.52	$9.65	$15.70	$15.12	$14.03	$12.83	$11.74
Value at end of period	$16.94	$14.63	$15.03	$12.52	$9.65	$15.70	$15.12	$14.03	$12.83
Number of accumulation units outstanding at end of period	7,232	8,334	14,468	20,444	23,413	22,655	25,199	22,278	2,096

DVA Plus		CFI 11

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$14.48	$14.81	$12.25	$9.97	$15.23	$16.50	$14.73	$13.90	$12.49
Value at end of period	$16.03	$14.48	$14.81	$12.25	$9.97	$15.23	$16.50	$14.73	$13.90
Number of accumulation units outstanding at end of period	11,355	12,786	15,500	17,940	18,585	24,976	26,379	15,603	5,018
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$14.16	$13.37	$12.37	$11.26	$12.49	$11.98	$11.69	$11.51	$11.15	$10.65
Value at end of period	$15.25	$14.16	$13.37	$12.37	$11.26	$12.49	$11.98	$11.69	$11.51	$11.15
Number of accumulation units outstanding at end of period	24,948	31,512	37,893	79,143	105,256	107,346	93,762	145,882	59,484	53,210
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$7.01	$8.11	$7.64	$6.07	$10.23
Value at end of period	$8.20	$7.01	$8.11	$7.64	$6.07
Number of accumulation units outstanding at end of period	3,733	3,065	2,643	2,774	184
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.05	$12.47	$10.97	$8.65	$13.80	$14.30	$12.51	$12.05
Value at end of period	$14.11	$12.05	$12.47	$10.97	$8.65	$13.80	$14.30	$12.51
Number of accumulation units outstanding at end of period	18,022	18,081	19,811	20,196	21,597	23,455	13,366	2,976
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.06	$12.39	$11.20	$9.27	$12.29	$12.06	$10.87	$10.16
Value at end of period	$13.39	$12.06	$12.39	$11.20	$9.27	$12.29	$12.06	$10.87
Number of accumulation units outstanding at end of period	13,919	18,327	22,493	30,431	45,330	4,262	4,279	5,930
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$28.81	$29.83	$26.87	$21.96	$32.83	$32.43	$28.32	$26.07	$23.15	$18.34
Value at end of period	$32.58	$28.81	$29.83	$26.87	$21.96	$32.83	$32.43	$28.32	$26.07	$23.15
Number of accumulation units outstanding at end of period	46,039	61,607	76,247	83,098	100,212	133,609	160,271	197,981	215,679	233,668
ING JAPAN TOPIX INDEX® PORTFOLIO
(Funds were first received in this option during April 2012)
Value at beginning of period	$9.95
Value at end of period	$10.00
Number of accumulation units outstanding at end of period	124
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$20.04	$24.84	$20.92	$12.36	$25.69	$18.79	$14.02	$10.54	$9.07	$6.26
Value at end of period	$23.56	$20.04	$24.84	$20.92	$12.36	$25.69	$18.79	$14.02	$10.54	$9.07
Number of accumulation units outstanding at end of period	38,052	59,214	76,510	91,157	108,555	155,299	185,189	155,101	143,613	150,156
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$17.42	$17.33	$14.28	$11.51	$17.29
Value at end of period	$20.63	$17.42	$17.33	$14.28	$11.51
Number of accumulation units outstanding at end of period	850	855	3,658	171	1,124
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$15.64	$16.06	$12.84	$10.21	$14.77	$15.23	$13.23	$13.63	$10.40	$7.85
Value at end of period	$18.32	$15.64	$16.06	$12.84	$10.21	$14.77	$15.23	$13.23	$13.63	$10.40
Number of accumulation units outstanding at end of period	23,225	24,726	36,668	36,313	36,895	41,321	51,711	53,194	59,643	56,894
ING LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during July 2012)
Value at beginning of period	$9.85
Value at end of period	$10.33
Number of accumulation units outstanding at end of period	147,759

DVA Plus

CFI 12

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2006)
Value at beginning of period	$14.15	$14.02	$12.43	$8.84	$12.37	$11.22	$11.06
Value at end of period	$16.45	$14.15	$14.02	$12.43	$8.84	$12.37	$11.22
Number of accumulation units outstanding at end of period	6,163	22,683	20,553	1,188	0	0	1,313
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.06	$10.05
Value at end of period	$11.36	$10.06
Number of accumulation units outstanding at end of period	37,445	47,956
ING LIMITED MATURITY BOND PORTFOLIO
Value at beginning of period	$23.52	$23.55	$23.14	$21.88	$22.22	$21.28	$20.77	$20.70	$20.69	$20.38
Value at end of period	$23.56	$23.52	$23.55	$23.14	$21.88	$22.22	$21.28	$20.77	$20.70	$20.69
Number of accumulation units outstanding at end of period	27,736	32,417	37,468	52,881	74,995	99,687	133,254	158,844	285,548	378,429
ING LIQUID ASSETS PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$16.78	$17.00	$17.22	$17.39	$17.20	$16.61	$16.08	$15.85	$15.91	$16.00
Value at end of period	$16.57	$16.78	$17.00	$17.22	$17.39	$17.20	$16.61	$16.08	$15.85	$15.91
Number of accumulation units outstanding at end of period	90,084	117,755	130,667	271,696	411,578	381,974	255,836	240,199	225,600	257,123
ING MARSICO GROWTH PORTFOLIO
Value at beginning of period	$16.63	$17.14	$14.49	$11.38	$19.32	$17.14	$16.55	$15.40	$13.87	$10.59
Value at end of period	$18.47	$16.63	$17.14	$14.49	$11.38	$19.32	$17.14	$16.55	$15.40	$13.87
Number of accumulation units outstanding at end of period	70,279	85,662	108,025	136,577	161,349	218,354	275,575	381,718	423,501	493,865
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$27.37	$27.30	$25.18	$21.63	$28.23	$27.50	$24.89	$24.51	$22.34	$19.39
Value at end of period	$30.03	$27.37	$27.30	$25.18	$21.63	$28.23	$27.50	$24.89	$24.51	$22.34
Number of accumulation units outstanding at end of period	81,131	94,127	119,446	171,112	214,568	282,679	333,087	393,624	435,308	472,864
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$17.58	$16.74	$14.92	$11.38	$18.51	$14.72	$11.40	$10.11
Value at end of period	$19.65	$17.58	$16.74	$14.92	$11.38	$18.51	$14.72	$11.40
Number of accumulation units outstanding at end of period	15,940	16,068	19,009	23,711	34,630	40,679	42,966	35,317
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2004)
Value at beginning of period	$11.60	$11.84	$9.23	$6.63	$10.79	$8.71	$8.20	$7.54	$7.17
Value at end of period	$13.04	$11.60	$11.84	$9.23	$6.63	$10.79	$8.71	$8.20	$7.54
Number of accumulation units outstanding at end of period	69,151	81,518	118,458	161,944	186,892	12,557	18,618	19,598	19,635
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$18.96	$17.62	$15.67	$12.32	$17.47	$16.14	$13.48	$12.27	$11.03	$8.85
Value at end of period	$21.67	$18.96	$17.62	$15.67	$12.32	$17.47	$16.14	$13.48	$12.27	$11.03
Number of accumulation units outstanding at end of period	24,380	34,486	32,028	34,727	35,503	50,329	55,418	54,121	50,811	48,477
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during December 2010)
Value at beginning of period	$13.74	$14.57	$14.29
Value at end of period	$15.30	$13.74	$14.57
Number of accumulation units outstanding at end of period	0	0	6,522
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.97	$15.45	$13.52	$9.83	$16.73	$15.94	$13.73	$11.60
Value at end of period	$16.73	$13.97	$15.45	$13.52	$9.83	$16.73	$15.94	$13.73
Number of accumulation units outstanding at end of period	10,117	10,914	11,694	16,522	20,530	35,394	45,711	47,856

DVA Plus

CFI 13

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$15.95	$15.48	$13.72	$9.31	$12.17	$11.99	$11.15	$10.83	$10.00
Value at end of period	$17.95	$15.95	$15.48	$13.72	$9.31	$12.17	$11.99	$11.15	$10.83
Number of accumulation units outstanding at end of period	113,220	119,286	156,659	186,391	231,110	289,841	349,854	365,692	447,709
ING PIMCO TOTAL RETURN BOND PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$19.37	$18.97	$17.84	$15.80	$15.36	$14.28	$13.87	$13.71	$13.25	$12.81
Value at end of period	$20.79	$19.37	$18.97	$17.84	$15.80	$15.36	$14.28	$13.87	$13.71	$13.25
Number of accumulation units outstanding at end of period	159,998	184,102	237,001	348,169	373,709	359,568	345,030	366,483	394,419	374,197
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.17	$11.85	$10.37	$8.46	$13.13	$12.66	$10.99	$10.66
Value at end of period	$12.16	$11.17	$11.85	$10.37	$8.46	$13.13	$12.66	$10.99
Number of accumulation units outstanding at end of period	25,328	28,908	40,016	44,414	52,673	57,004	70,812	75,956
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.21	$11.95	$10.27	$8.31	$12.59	$12.09	$10.90	$10.20
Value at end of period	$12.28	$11.21	$11.95	$10.27	$8.31	$12.59	$12.09	$10.90
Number of accumulation units outstanding at end of period	116,574	143,438	181,869	209,566	239,155	165,104	195,396	232,845
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.19	$8.85	$8.32	$8.25
Value at end of period	$9.79	$9.19	$8.85	$8.32
Number of accumulation units outstanding at end of period	38,636	35,281	35,492	35,528
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.07	$10.33	$9.37	$9.22
Value at end of period	$11.23	$10.07	$10.33	$9.37
Number of accumulation units outstanding at end of period	69,974	76,647	90,926	139,459
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.43	$10.55	$9.63	$9.50
Value at end of period	$11.48	$10.43	$10.55	$9.63
Number of accumulation units outstanding at end of period	101,001	104,424	64,755	64,028
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.75	$10.66	$9.86	$9.75
Value at end of period	$11.69	$10.75	$10.66	$9.86
Number of accumulation units outstanding at end of period	38,929	48,031	43,936	54,725
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.46	$14.10	$12.70	$10.85
Value at end of period	$16.31	$14.46	$14.10	$12.70
Number of accumulation units outstanding at end of period	33,214	35,806	39,681	48,549
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$9.12	$9.05	$8.19	$6.72	$6.10
Value at end of period	$10.38	$9.12	$9.05	$8.19	$6.72
Number of accumulation units outstanding at end of period	78,811	104,989	140,441	190,804	200
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.63	$13.73	$12.52	$10.64
Value at end of period	$15.60	$13.63	$13.73	$12.52
Number of accumulation units outstanding at end of period	769	933	0	62

DVA Plus		CFI 14

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$15.59	$16.16	$13.01	$10.80
Value at end of period	$17.78	$15.59	$16.16	$13.01
Number of accumulation units outstanding at end of period	27,354	35,831	49,507	65,432
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.08	$10.43	$8.46	$6.14	$10.30
Value at end of period	$11.61	$10.08	$10.43	$8.46	$6.14
Number of accumulation units outstanding at end of period	2,682	9,469	5,853	4,676	1,193
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.24	$10.83	$8.70	$6.98	$10.01
Value at end of period	$11.71	$10.24	$10.83	$8.70	$6.98
Number of accumulation units outstanding at end of period	20,964	25,183	28,493	30,172	27,785
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$9.54	$9.62	$7.38	$5.72	$8.86	$8.17	$7.37	$6.86	$6.32	$4.63
Value at end of period	$10.83	$9.54	$9.62	$7.38	$5.72	$8.86	$8.17	$7.37	$6.86	$6.32
Number of accumulation units outstanding at end of period	55,901	69,381	77,953	92,135	105,140	118,200	130,866	145,130	158,167	172,367
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.56	$11.00	$8.98	$7.15	$10.48
Value at end of period	$11.91	$10.56	$11.00	$8.98	$7.15
Number of accumulation units outstanding at end of period	1,884	3,331	4,081	1,147	2,477
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$53.71	$52.89	$46.99	$35.73	$49.94	$48.47	$42.84	$40.28	$35.00	$28.32
Value at end of period	$60.69	$53.71	$52.89	$46.99	$35.73	$49.94	$48.47	$42.84	$40.28	$35.00
Number of accumulation units outstanding at end of period	97,497	119,707	135,507	172,460	202,423	241,206	272,563	326,106	336,587	334,523
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$30.93	$31.62	$27.87	$22.59	$35.59	$35.00	$29.77	$29.02	$25.59	$20.72
Value at end of period	$35.78	$30.93	$31.62	$27.87	$22.59	$35.59	$35.00	$29.77	$29.02	$25.59
Number of accumulation units outstanding at end of period	61,387	73,410	92,010	106,678	124,573	150,187	174,883	215,180	234,788	247,853
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$9.14	$9.38	$8.15	$5.79	$10.18	$10.29
Value at end of period	$10.70	$9.14	$9.38	$8.15	$5.79	$10.18
Number of accumulation units outstanding at end of period	5,387	6,056	6,185	10,502	6,953	10,379
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.90	$13.76	$12.25	$9.02	$18.10	$15.21	$12.43	$11.22
Value at end of period	$13.95	$11.90	$13.76	$12.25	$9.02	$18.10	$15.21	$12.43
Number of accumulation units outstanding at end of period	28,531	46,986	56,889	64,950	78,284	66,453	96,579	78,640
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.02	$10.40	$9.71	$7.46	$12.73	$11.19	$9.66
Value at end of period	$10.56	$9.02	$10.40	$9.71	$7.46	$12.73	$11.19
Number of accumulation units outstanding at end of period	77,935	8,969	14,218	24,208	16,630	19,146	9,873
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$20.83	$22.38	$21.05	$16.12	$27.07	$26.78	$22.26	$20.52	$18.74	$13.93
Value at end of period	$25.04	$20.83	$22.38	$21.05	$16.12	$27.07	$26.78	$22.26	$20.52	$18.74
Number of accumulation units outstanding at end of period	31,801	39,471	50,477	68,507	83,731	129,943	174,826	225,122	279,067	299,049

DVA Plus

CFI 15

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.73	$11.11	$10.63	$10.21	$9.88
Value at end of period	$12.00	$11.73	$11.11	$10.63	$10.21
Number of accumulation units outstanding at end of period	17,748	22,144	17,017	17,659	13,990
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.36	$10.79	$9.67	$7.45	$12.58	$12.63	$11.19	$10.67
Value at end of period	$11.57	$10.36	$10.79	$9.67	$7.45	$12.58	$12.63	$11.19
Number of accumulation units outstanding at end of period	175	328	328	328	328	761	1,614	1,059
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.66	$8.07	$7.72	$6.02	$10.05
Value at end of period	$8.70	$7.66	$8.07	$7.72	$6.02
Number of accumulation units outstanding at end of period	0	0	8,735	15,761	50
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$10.28
Value at end of period	$9.94
Number of accumulation units outstanding at end of period	4,920
PROFUND VP BULL
(Funds were first received in this option during August 2003)
Value at beginning of period	$8.56	$8.67	$7.81	$6.36	$10.34	$10.12	$9.02	$8.89	$8.28	$6.68
Value at end of period	$9.62	$8.56	$8.67	$7.81	$6.36	$10.34	$10.12	$9.02	$8.89	$8.28
Number of accumulation units outstanding at end of period	3,608	4,451	4,506	4,810	6,124	9,411	22,769	30,094	41,590	25,716
PROFUND VP EUROPE 30
(Funds were first received in this option during December 2003)
Value at beginning of period	$8.62	$9.58	$9.46	$7.24	$13.10	$11.59	$9.99	$9.36	$8.30	$6.06
Value at end of period	$9.91	$8.62	$9.58	$9.46	$7.24	$13.10	$11.59	$9.99	$9.36	$8.30
Number of accumulation units outstanding at end of period	4,659	4,769	4,879	5,462	6,271	14,835	15,290	24,845	29,272	53,761
PROFUND VP RISING RATES OPPORTUNITY
(Funds were first received in this option during October 2003)
Value at beginning of period	$3.11	$5.04	$6.09	$4.67	$7.62	$8.14	$7.49	$8.24	$9.37	$10.09
Value at end of period	$2.86	$3.11	$5.04	$6.09	$4.67	$7.62	$8.14	$7.49	$8.24	$9.37
Number of accumulation units outstanding at end of period	513	518	649	673	1,824	3,240	5,960	7,352	13,616	506

Separate Account Annual Charges of 1.40%

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.80	$10.31	$9.53	$7.99	$10.09
Value at end of period	$10.62	$9.80	$10.31	$9.53	$7.99
Number of accumulation units outstanding at end of period	13,195,463	14,658,436	14,545,662	13,749,221	5,658,472
COLUMBIA SMALL CAP VALUE FUND VS
(Funds were first received in this option during November 2003)
Value at beginning of period	$19.83	$21.42	$17.18	$13.94	$19.68	$20.49	$17.41	$16.74	$13.85	$10.00
Value at end of period	$21.75	$19.83	$21.42	$17.18	$13.94	$19.68	$20.49	$17.41	$16.74	$13.85
Number of accumulation units outstanding at end of period	853,085	975,035	1,094,501	1,267,316	1,517,242	1,927,008	2,430,081	3,133,417	1,913,146	368,372

DVA Plus

CFI 16

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.69	$13.24	$11.48	$8.59	$15.21	$13.15	$11.97	$10.22
Value at end of period	$14.53	$12.69	$13.24	$11.48	$8.59	$15.21	$13.15	$11.97
Number of accumulation units outstanding at end of period	7,402,343	8,153,827	9,154,108	10,400,918	11,187,820	8,180,923	5,267,423	2,397,304
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$11.00	$11.08	$9.78	$7.63	$13.54	$13.56	$11.47	$11.02	$10.04	$7.83
Value at end of period	$12.69	$11.00	$11.08	$9.78	$7.63	$13.54	$13.56	$11.47	$11.02	$10.04
Number of accumulation units outstanding at end of period	1,719,739	2,007,400	2,311,978	2,618,208	3,016,228	3,793,220	3,999,650	3,467,553	3,060,131	2,246,270
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.60	$9.66	$8.75	$7.19	$9.94
Value at end of period	$10.94	$9.60	$9.66	$8.75	$7.19
Number of accumulation units outstanding at end of period	6,536,382	6,393,738	6,373,630	6,199,815	3,167,031
ING AMERICAN FUNDS GLOBAL GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.32	$10.01
Value at end of period	$10.74	$9.32
Number of accumulation units outstanding at end of period	289,952	100,923
ING AMERICAN FUNDS INTERNATIONAL GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$8.81	$10.02
Value at end of period	$10.05	$8.81
Number of accumulation units outstanding at end of period	207,425	71,083
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$15.74	$18.65	$17.73	$12.63	$22.26	$18.91	$16.21	$13.59	$11.62	$10.00
Value at end of period	$18.20	$15.74	$18.65	$17.73	$12.63	$22.26	$18.91	$16.21	$13.59	$11.62
Number of accumulation units outstanding at end of period	8,740,619	9,594,991	10,785,643	11,391,844	10,841,337	9,438,334	7,746,931	5,984,403	3,113,901	580,505
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$12.44	$13.40	$12.07	$9.08	$9.99
Value at end of period	$13.87	$12.44	$13.40	$12.07	$9.08
Number of accumulation units outstanding at end of period	2,693,199	2,890,339	2,196,476	1,804,007	296,480
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.70	$12.60	$10.10	$7.58	$13.08	$12.51	$11.01	$10.00
Value at end of period	$14.99	$12.70	$12.60	$10.10	$7.58	$13.08	$12.51	$11.01
Number of accumulation units outstanding at end of period	3,614,401	4,238,575	4,210,806	4,248,323	3,468,055	2,503,317	1,645,722	857,118
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.76	$11.39	$10.79	$9.12	$12.96	$12.11	$10.78	$9.91	$10.00
Value at end of period	$13.77	$11.76	$11.39	$10.79	$9.12	$12.96	$12.11	$10.78	$9.91
Number of accumulation units outstanding at end of period	1,997,198	2,008,361	2,127,773	2,329,559	2,462,017	1,874,723	1,900,621	1,770,932	332,590
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.16	$11.01	$10.59	$9.88
Value at end of period	$12.75	$12.16	$11.01	$10.59
Number of accumulation units outstanding at end of period	5,636,752	5,459,336	3,408,948	2,184,297
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
Value at beginning of period	$11.07	$11.41	$10.20	$7.94	$13.22	$12.56	$11.89	$10.94	$9.98	$7.97
Value at end of period	$12.49	$11.07	$11.41	$10.20	$7.94	$13.22	$12.56	$11.89	$10.94	$9.98
Number of accumulation units outstanding at end of period	1,412,347	1,492,741	1,445,316	1,425,010	1,241,676	1,170,061	1,314,957	1,467,824	273,908	158,396

DVA Plus		CFI 17

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.05	$11.40	$9.78	$6.50	$9.99
Value at end of period	$10.67	$10.05	$11.40	$9.78	$6.50
Number of accumulation units outstanding at end of period	2,840,859	2,940,390	3,411,901	2,801,527	1,504,065
ING BOND PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.67	$10.23	$9.78	$8.85	$10.01
Value at end of period	$11.20	$10.67	$10.23	$9.78	$8.85
Number of accumulation units outstanding at end of period	7,095,031	7,494,146	8,176,396	7,895,772	4,629,576
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.13	$10.85	$9.49	$7.21	$12.45	$13.62	$11.04
Value at end of period	$12.55	$10.13	$10.85	$9.49	$7.21	$12.45	$13.62
Number of accumulation units outstanding at end of period	1,576,114	1,763,062	1,961,059	2,241,686	2,084,334	1,270,230	740,797
ING CLARION REAL ESTATE PORTFOLIO
Value at beginning of period	$72.61	$67.25	$53.29	$39.77	$65.61	$80.89	$59.61	$51.76	$38.11	$28.06
Value at end of period	$82.71	$72.61	$67.25	$53.29	$39.77	$65.61	$80.89	$59.61	$51.76	$38.11
Number of accumulation units outstanding at end of period	481,849	575,703	675,827	801,790	952,216	1,233,036	1,684,633	1,718,845	1,657,594	1,388,196
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.67	$10.08	$8.16	$6.63	$10.21	$10.05	$10.05
Value at end of period	$10.89	$9.67	$10.08	$8.16	$6.63	$10.21	$10.05
Number of accumulation units outstanding at end of period	1,976,916	2,223,917	2,485,616	2,897,468	3,270,508	1,892,774	854,223
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.23	$9.82	$8.89	$6.85	$11.43	$11.13	$9.91	$10.06
Value at end of period	$10.22	$9.23	$9.82	$8.89	$6.85	$11.43	$11.13	$9.91
Number of accumulation units outstanding at end of period	3,337,689	3,608,516	3,853,085	3,902,577	3,528,125	1,733,413	904,669	7,654
ING DFA WORLD EQUITY PORTFOLIO
(Fund first available during April 2008)
Value at beginning of period	$7.73	$8.63	$7.01	$5.84	$10.40
Value at end of period	$9.00	$7.73	$8.63	$7.01	$5.84
Number of accumulation units outstanding at end of period	4,326,264	4,943,231	6,040,110	5,557,861	5,640,975
ING EURO STOXX 50® INDEX PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$7.17	$8.79	$9.81	$9.75
Value at end of period	$8.61	$7.17	$8.79	$9.81
Number of accumulation units outstanding at end of period	188,165	94,586	113,073	7,459
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$15.30	$17.43	$13.77	$10.03	$16.72	$14.81	$13.42	$11.65	$9.52	$7.23
Value at end of period	$17.30	$15.30	$17.43	$13.77	$10.03	$16.72	$14.81	$13.42	$11.65	$9.52
Number of accumulation units outstanding at end of period	4,843,072	5,710,571	6,967,702	7,847,444	7,990,043	8,909,282	5,842,433	6,237,950	2,675,497	2,137,834
ING FRANKLIN INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.31	$11.18	$10.04	$7.71	$11.06	$10.93	$10.00
Value at end of period	$12.55	$11.31	$11.18	$10.04	$7.71	$11.06	$10.93
Number of accumulation units outstanding at end of period	5,478,163	5,332,275	5,251,259	5,510,324	4,555,948	3,440,430	1,274,023
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.79	$10.01	$9.10	$7.29	$11.89	$12.42
Value at end of period	$10.96	$9.79	$10.01	$9.10	$7.29	$11.89
Number of accumulation units outstanding at end of period	2,841,226	3,129,466	3,338,775	3,218,271	3,054,887	2,191,899

DVA Plus		CFI 18

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.32	$8.55	$7.83	$6.09	$9.61	$10.00
Value at end of period	$9.51	$8.32	$8.55	$7.83	$6.09	$9.61
Number of accumulation units outstanding at end of period	13,612,767	15,200,030	16,813,479	18,242,924	18,040,063	7,707,311
ING FTSE 100 INDEX® PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$10.41	$11.02	$10.26	$10.28
Value at end of period	$11.83	$10.41	$11.02	$10.26
Number of accumulation units outstanding at end of period	47,433	72,547	76,851	5,674
ING GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$8.86	$9.96
Value at end of period	$8.46	$8.86
Number of accumulation units outstanding at end of period	1,246,977	1,282,948
ING GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2003)
Value at beginning of period	$40.07	$44.73	$37.30	$27.51	$47.29	$35.99	$30.06	$22.13	$21.09	$14.05
Value at end of period	$38.38	$40.07	$44.73	$37.30	$27.51	$47.29	$35.99	$30.06	$22.13	$21.09
Number of accumulation units outstanding at end of period	1,555,329	1,732,824	2,021,669	2,632,139	2,510,627	2,063,890	1,643,710	1,542,661	964,040	742,286
ING GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.57	$9.99
Value at end of period	$10.87	$9.57
Number of accumulation units outstanding at end of period	17,914,965	19,736,037
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$8.61	$8.78	$7.82	$6.10	$9.95	$9.83
Value at end of period	$9.81	$8.61	$8.78	$7.82	$6.10	$9.95
Number of accumulation units outstanding at end of period	8,191,118	9,561,032	5,214,662	5,796,850	3,900,949	21,255
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.05	$13.74	$12.96	$9.99
Value at end of period	$13.99	$11.05	$13.74	$12.96
Number of accumulation units outstanding at end of period	952,657	1,068,924	1,477,004	453,760
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$9.71	$9.88	$8.82	$7.27	$11.78	$11.40	$10.12	$9.76	$8.98	$10.00
Value at end of period	$10.92	$9.71	$9.88	$8.82	$7.27	$11.78	$11.40	$10.12	$9.76	$8.98
Number of accumulation units outstanding at end of period	816,038	939,728	1,008,074	1,178,124	1,295,966	1,448,885	1,498,538	1,549,701	1,371,143	452,481
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.75	$13.12	$10.94	$8.44	$13.75	$13.25	$12.31	$11.26	$10.04
Value at end of period	$14.76	$12.75	$13.12	$10.94	$8.44	$13.75	$13.25	$12.31	$11.26
Number of accumulation units outstanding at end of period	1,007,217	1,103,955	1,204,164	1,377,178	1,538,832	1,857,115	1,780,924	1,371,262	437,111
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.12	$12.41	$10.28	$8.37	$12.80	$13.88	$12.41	$11.72	$10.06
Value at end of period	$13.40	$12.12	$12.41	$10.28	$8.37	$12.80	$13.88	$12.41	$11.72
Number of accumulation units outstanding at end of period	824,353	906,059	987,422	1,101,850	1,200,311	1,437,532	1,463,522	1,076,172	424,131
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$14.03	$13.26	$12.28	$11.19	$12.42	$11.92	$11.65	$11.48	$11.13	$10.64
Value at end of period	$15.09	$14.03	$13.26	$12.28	$11.19	$12.42	$11.92	$11.65	$11.48	$11.13
Number of accumulation units outstanding at end of period	12,675,495	13,585,163	14,805,735	15,212,968	14,692,505	12,433,842	7,089,555	3,506,748	2,682,543	1,026,869

DVA Plus		CFI 19

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.98	$8.09	$7.62	$6.06	$10.14
Value at end of period	$8.16	$6.98	$8.09	$7.62	$6.06
Number of accumulation units outstanding at end of period	849,883	818,658	1,156,598	1,391,858	139,687
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.93	$12.36	$10.89	$8.59	$13.72	$14.24	$12.46	$12.21
Value at end of period	$13.96	$11.93	$12.36	$10.89	$8.59	$13.72	$14.24	$12.46
Number of accumulation units outstanding at end of period	2,131,292	2,213,852	2,163,923	2,202,640	2,342,903	2,261,293	2,275,253	1,931,362
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.98	$12.31	$11.15	$9.24	$12.26	$12.04	$10.86	$10.16
Value at end of period	$13.29	$11.98	$12.31	$11.15	$9.24	$12.26	$12.04	$10.86
Number of accumulation units outstanding at end of period	2,113,601	2,270,527	2,408,048	2,591,371	2,734,004	1,006,618	482,346	333,809
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$28.32	$29.36	$26.47	$21.66	$32.41	$32.04	$28.01	$25.81	$22.94	$18.19
Value at end of period	$31.99	$28.32	$29.36	$26.47	$21.66	$32.41	$32.04	$28.01	$25.81	$22.94
Number of accumulation units outstanding at end of period	1,464,057	1,747,429	2,059,675	2,460,096	2,778,827	3,278,627	4,097,219	4,720,301	5,219,472	5,707,684
ING JAPAN TOPIX INDEX® PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.40	$11.05	$9.86	$9.81
Value at end of period	$9.97	$9.40	$11.05	$9.86
Number of accumulation units outstanding at end of period	62,624	178,839	63,936	3,051
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$19.76	$24.52	$20.67	$12.22	$25.43	$18.63	$13.91	$10.46	$9.01	$6.23
Value at end of period	$23.20	$19.76	$24.52	$20.67	$12.22	$25.43	$18.63	$13.91	$10.46	$9.01
Number of accumulation units outstanding at end of period	3,572,154	3,601,771	3,721,910	4,884,446	4,935,142	4,448,144	3,740,816	3,298,670	2,479,088	2,328,297
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.42	$10.38	$8.56	$6.91	$10.18
Value at end of period	$12.33	$10.42	$10.38	$8.56	$6.91
Number of accumulation units outstanding at end of period	1,723,331	1,622,804	1,415,034	802,705	540,677
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$15.49	$15.92	$12.74	$10.15	$14.69	$15.16	$13.18	$13.63	$10.38	$7.85
Value at end of period	$18.12	$15.49	$15.92	$12.74	$10.15	$14.69	$15.16	$13.18	$13.63	$10.38
Number of accumulation units outstanding at end of period	1,734,757	1,899,433	2,114,063	1,657,419	1,611,588	1,945,337	2,000,101	1,821,293	1,507,668	824,537
ING LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during April 2012)
Value at beginning of period	$10.27
Value at end of period	$10.32
Number of accumulation units outstanding at end of period	30,794,923
ING LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2004)
Value at beginning of period	$14.04	$13.93	$12.36	$8.80	$12.32	$11.19	$10.75	$10.49	$9.79
Value at end of period	$16.31	$14.04	$13.93	$12.36	$8.80	$12.32	$11.19	$10.75	$10.49
Number of accumulation units outstanding at end of period	1,682,756	2,130,653	1,082,965	1,127,373	74,128	25,298	39,234	26,871	13,651
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.05	$10.05
Value at end of period	$11.33	$10.05
Number of accumulation units outstanding at end of period	830,633	569,147

DVA Plus

CFI 20

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING LIMITED MATURITY BOND PORTFOLIO
Value at beginning of period	$23.05	$23.11	$22.72	$21.50	$21.86	$20.96	$20.47	$20.43	$20.44	$20.16
Value at end of period	$23.07	$23.05	$23.11	$22.72	$21.50	$21.86	$20.96	$20.47	$20.43	$20.44
Number of accumulation units outstanding at end of period	378,445	463,361	595,343	738,091	954,519	1,366,149	1,891,473	2,520,744	3,368,052	5,262,645
ING LIQUID ASSETS PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$16.47	$16.70	$16.94	$17.12	$16.95	$16.38	$15.87	$15.66	$15.74	$15.84
Value at end of period	$16.24	$16.47	$16.70	$16.94	$17.12	$16.95	$16.38	$15.87	$15.66	$15.74
Number of accumulation units outstanding at end of period	6,109,676	7,655,564	7,999,039	11,578,123	15,903,229	6,935,089	6,031,181	5,498,848	5,650,656	7,860,941
ING MARSICO GROWTH PORTFOLIO
Value at beginning of period	$16.37	$16.88	$14.29	$11.23	$19.09	$16.96	$16.39	$15.26	$13.76	$10.52
Value at end of period	$18.16	$16.37	$16.88	$14.29	$11.23	$19.09	$16.96	$16.39	$15.26	$13.76
Number of accumulation units outstanding at end of period	2,853,550	3,313,503	4,057,532	4,446,996	5,258,119	6,017,607	7,262,969	9,249,375	10,491,049	11,921,200
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$26.90	$26.86	$24.80	$21.33	$27.86	$27.17	$24.62	$24.26	$22.14	$19.23
Value at end of period	$29.49	$26.90	$26.86	$24.80	$21.33	$27.86	$27.17	$24.62	$24.26	$22.14
Number of accumulation units outstanding at end of period	2,826,330	3,226,359	3,828,532	4,421,885	4,728,779	5,566,345	6,490,070	7,790,025	8,600,359	9,169,679
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$17.46	$16.64	$14.85	$11.34	$18.46	$14.70	$11.40	$10.07
Value at end of period	$19.50	$17.46	$16.64	$14.85	$11.34	$18.46	$14.70	$11.40
Number of accumulation units outstanding at end of period	3,388,450	3,840,254	3,829,027	4,073,465	4,123,843	3,122,597	1,844,733	1,446,986
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2004)
Value at beginning of period	$11.47	$11.73	$9.15	$6.58	$10.72	$8.66	$8.17	$7.52	$7.15
Value at end of period	$12.89	$11.47	$11.73	$9.15	$6.58	$10.72	$8.66	$8.17	$7.52
Number of accumulation units outstanding at end of period	3,747,745	4,227,190	4,756,551	4,502,607	4,769,928	299,160	369,355	457,358	440,238
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$18.78	$17.47	$15.55	$12.24	$17.37	$16.06	$13.43	$12.23	$11.01	$8.85
Value at end of period	$21.44	$18.78	$17.47	$15.55	$12.24	$17.37	$16.06	$13.43	$12.23	$11.01
Number of accumulation units outstanding at end of period	2,525,466	2,790,056	2,982,767	2,798,687	2,715,369	2,698,954	2,849,171	2,467,075	1,394,309	758,774
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$11.28	$11.97	$10.65	$8.44	$9.99
Value at end of period	$12.55	$11.28	$11.97	$10.65	$8.44
Number of accumulation units outstanding at end of period	930,087	1,104,622	980,145	563,863	98,549
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.10	$13.40	$11.73	$8.54	$14.55	$13.88	$11.97	$10.12
Value at end of period	$14.48	$12.10	$13.40	$11.73	$8.54	$14.55	$13.88	$11.97
Number of accumulation units outstanding at end of period	1,279,009	1,397,045	1,420,560	1,635,220	1,818,384	1,491,444	1,005,867	403,465
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$15.83	$15.37	$13.65	$9.26	$12.13	$11.96	$11.13	$10.82	$10.00
Value at end of period	$17.80	$15.83	$15.37	$13.65	$9.26	$12.13	$11.96	$11.13	$10.82
Number of accumulation units outstanding at end of period	4,012,922	3,817,892	3,921,490	3,386,304	4,317,113	6,065,004	7,287,786	8,674,427	9,302,190
ING PIMCO TOTAL RETURN BOND PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$19.04	$18.66	$17.57	$15.57	$15.16	$14.11	$13.71	$13.57	$13.12	$12.71
Value at end of period	$20.42	$19.04	$18.66	$17.57	$15.57	$15.16	$14.11	$13.71	$13.57	$13.12
Number of accumulation units outstanding at end of period	20,005,159	20,027,467	22,821,794	22,106,766	16,888,379	8,029,233	5,417,078	5,880,636	5,830,659	5,300,342

DVA Plus

CFI 21

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.09	$11.79	$10.32	$8.43	$13.10	$12.64	$10.98	$10.30
Value at end of period	$12.06	$11.09	$11.79	$10.32	$8.43	$13.10	$12.64	$10.98
Number of accumulation units outstanding at end of period	616,418	700,026	862,455	854,149	896,825	1,065,830	1,051,162	1,137,342
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.13	$11.88	$10.22	$8.28	$12.56	$12.07	$10.90	$10.00
Value at end of period	$12.19	$11.13	$11.88	$10.22	$8.28	$12.56	$12.07	$10.90
Number of accumulation units outstanding at end of period	4,990,527	5,724,050	6,475,612	7,406,984	8,408,547	7,528,407	7,507,837	7,692,715
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.17	$8.84	$8.32	$8.25
Value at end of period	$9.76	$9.17	$8.84	$8.32
Number of accumulation units outstanding at end of period	7,030,422	7,346,128	6,256,899	5,981,757
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.05	$10.31	$9.37	$9.22
Value at end of period	$11.19	$10.05	$10.31	$9.37
Number of accumulation units outstanding at end of period	63,995,469	68,956,114	74,275,484	79,472,323
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.40	$10.54	$9.63	$9.49
Value at end of period	$11.45	$10.40	$10.54	$9.63
Number of accumulation units outstanding at end of period	38,485,278	42,036,780	46,040,296	48,787,781
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.73	$10.65	$9.86	$9.75
Value at end of period	$11.66	$10.73	$10.65	$9.86
Number of accumulation units outstanding at end of period	20,961,634	22,515,408	24,451,343	25,879,317
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.42	$14.07	$12.69	$10.27
Value at end of period	$16.24	$14.42	$14.07	$12.69
Number of accumulation units outstanding at end of period	1,378,422	1,637,094	1,455,162	1,607,178
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.09	$9.02	$8.17	$6.71	$10.17
Value at end of period	$10.33	$9.09	$9.02	$8.17	$6.71
Number of accumulation units outstanding at end of period	4,545,292	4,462,209	5,649,134	6,524,524	629,227
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.59	$13.71	$12.51	$10.35
Value at end of period	$15.54	$13.59	$13.71	$12.51
Number of accumulation units outstanding at end of period	373,421	310,000	194,823	130,420
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$15.55	$16.13	$13.00	$10.36
Value at end of period	$17.71	$15.55	$16.13	$13.00
Number of accumulation units outstanding at end of period	1,975,775	2,267,474	2,632,553	2,765,328
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.04	$10.40	$8.45	$6.13	$10.30
Value at end of period	$11.56	$10.04	$10.40	$8.45	$6.13
Number of accumulation units outstanding at end of period	1,669,174	1,745,841	1,854,424	1,478,202	578,346

DVA Plus		CFI 22

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.20	$10.80	$8.69	$6.97	$10.06
Value at end of period	$11.65	$10.20	$10.80	$8.69	$6.97
Number of accumulation units outstanding at end of period	1,759,225	1,701,985	1,880,369	1,673,974	1,397,996
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$9.44	$9.53	$7.31	$5.68	$8.80	$8.13	$7.34	$6.84	$6.31	$4.62
Value at end of period	$10.70	$9.44	$9.53	$7.31	$5.68	$8.80	$8.13	$7.34	$6.84	$6.31
Number of accumulation units outstanding at end of period	663,418	796,478	919,414	1,117,503	1,257,982	1,598,381	1,976,720	2,164,620	2,126,799	1,851,941
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.52	$10.97	$8.97	$7.15	$10.25
Value at end of period	$11.85	$10.52	$10.97	$8.97	$7.15
Number of accumulation units outstanding at end of period	1,187,162	1,422,232	1,686,231	1,359,012	686,734
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$52.55	$51.80	$46.07	$35.06	$49.06	$47.66	$42.17	$39.69	$34.52	$27.96
Value at end of period	$59.32	$52.55	$51.80	$46.07	$35.06	$49.06	$47.66	$42.17	$39.69	$34.52
Number of accumulation units outstanding at end of period	6,556,997	7,077,206	7,593,076	8,156,298	8,278,462	8,055,776	7,742,558	7,736,987	6,834,477	6,071,997
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$30.26	$30.97	$27.32	$22.17	$34.97	$34.41	$29.30	$28.60	$25.24	$20.45
Value at end of period	$34.97	$30.26	$30.97	$27.32	$22.17	$34.97	$34.41	$29.30	$28.60	$25.24
Number of accumulation units outstanding at end of period	2,465,852	2,820,631	3,008,352	3,153,961	3,367,200	3,471,081	3,923,791	4,330,653	4,187,985	3,283,741
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$9.10	$9.35	$8.13	$5.78	$10.17	$10.10
Value at end of period	$10.64	$9.10	$9.35	$8.13	$5.78	$10.17
Number of accumulation units outstanding at end of period	2,352,194	1,806,950	1,929,680	1,909,257	775,347	317,543
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.82	$13.68	$12.19	$8.99	$18.05	$15.18	$12.42	$10.00
Value at end of period	$13.84	$11.82	$13.68	$12.19	$8.99	$18.05	$15.18	$12.42
Number of accumulation units outstanding at end of period	1,385,641	1,461,019	1,599,392	1,998,238	2,376,603	2,243,027	1,560,451	1,361,072
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.96	$10.36	$9.67	$7.44	$12.71	$11.18	$10.17
Value at end of period	$10.49	$8.96	$10.36	$9.67	$7.44	$12.71	$11.18
Number of accumulation units outstanding at end of period	8,618,254	2,688,868	2,992,773	2,884,425	2,681,328	1,021,786	237,468
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$20.46	$22.00	$20.71	$15.88	$26.69	$26.44	$21.99	$20.30	$18.55	$13.80
Value at end of period	$24.56	$20.46	$22.00	$20.71	$15.88	$26.69	$26.44	$21.99	$20.30	$18.55
Number of accumulation units outstanding at end of period	1,218,937	1,363,264	1,606,338	1,694,621	1,712,450	1,869,745	2,011,664	1,908,440	2,183,115	2,320,224
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.69	$11.08	$10.62	$10.20	$9.99
Value at end of period	$11.94	$11.69	$11.08	$10.62	$10.20
Number of accumulation units outstanding at end of period	2,599,279	3,165,568	3,163,184	3,588,432	3,388,765
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.29	$10.73	$9.63	$7.42	$12.55	$12.61	$11.19	$10.24
Value at end of period	$11.48	$10.29	$10.73	$9.63	$7.42	$12.55	$12.61	$11.19
Number of accumulation units outstanding at end of period	52,229	54,596	59,966	92,507	159,712	211,221	240,320	119,772

DVA Plus

CFI 23

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$7.70	$8.13	$7.79	$6.08	$9.95
Value at end of period	$8.74	$7.70	$8.13	$7.79	$6.08
Number of accumulation units outstanding at end of period	3,776,108	4,036,972	4,398,876	4,692,093	4,193,381
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$10.28
Value at end of period	$9.93
Number of accumulation units outstanding at end of period	191,794
PROFUND VP BULL
(Funds were first received in this option during August 2003)
Value at beginning of period	$8.47	$8.59	$7.74	$6.31	$10.27	$10.06	$8.98	$8.86	$8.26	$6.67
Value at end of period	$9.51	$8.47	$8.59	$7.74	$6.31	$10.27	$10.06	$8.98	$8.86	$8.26
Number of accumulation units outstanding at end of period	80,226	96,088	119,978	139,938	178,757	302,151	644,480	939,625	1,752,805	1,824,762
PROFUND VP EUROPE 30
(Funds were first received in this option during December 2003)
Value at beginning of period	$8.52	$9.49	$9.37	$7.19	$13.02	$11.52	$9.94	$9.33	$8.28	$6.05
Value at end of period	$9.80	$8.52	$9.49	$9.37	$7.19	$13.02	$11.52	$9.94	$9.33	$8.28
Number of accumulation units outstanding at end of period	74,259	85,942	104,606	126,512	152,071	193,438	348,410	492,243	525,739	648,260
PROFUND VP RISING RATES OPPORTUNITY
(Funds were first received in this option during October 2003)
Value at beginning of period	$3.09	$5.01	$6.05	$4.64	$7.59	$8.12	$7.47	$8.23	$9.37	$10.00
Value at end of period	$2.83	$3.09	$5.01	$6.05	$4.64	$7.59	$8.12	$7.47	$8.23	$9.37
Number of accumulation units outstanding at end of period	266,658	270,919	290,517	316,599	402,662	538,853	708,583	1,016,831	832,409	98,301

Separate Account Annual Charges of 1.45%

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.78	$10.30	$9.52	$7.99	$10.09
Value at end of period	$10.60	$9.78	$10.30	$9.52	$7.99
Number of accumulation units outstanding at end of period	2,222,715	2,844,719	3,582,001	3,478,113	1,398,127
COLUMBIA SMALL CAP VALUE FUND VS
(Funds were first received in this option during November 2003)
Value at beginning of period	$19.74	$21.34	$17.12	$13.90	$19.63	$20.45	$17.38	$16.72	$13.85	$10.00
Value at end of period	$21.65	$19.74	$21.34	$17.12	$13.90	$19.63	$20.45	$17.38	$16.72	$13.85
Number of accumulation units outstanding at end of period	585,451	662,341	745,402	862,023	1,030,405	1,354,061	1,713,584	2,219,861	2,018,849	504,034
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.06	$15.72	$13.64	$10.22	$18.09	$15.65	$14.25	$12.39
Value at end of period	$17.24	$15.06	$15.72	$13.64	$10.22	$18.09	$15.65	$14.25
Number of accumulation units outstanding at end of period	926,847	1,150,043	1,379,878	1,646,404	2,179,470	2,472,498	1,827,488	1,426,398
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$10.94	$11.03	$9.74	$7.61	$13.50	$13.52	$11.44	$11.00	$10.03	$7.83
Value at end of period	$12.62	$10.94	$11.03	$9.74	$7.61	$13.50	$13.52	$11.44	$11.00	$10.03
Number of accumulation units outstanding at end of period	1,078,100	1,234,843	1,445,627	1,677,580	1,938,740	2,599,569	2,988,235	2,766,838	2,972,863	2,121,772

DVA Plus

CFI 24

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.59	$9.64	$8.74	$7.19	$9.96
Value at end of period	$10.92	$9.59	$9.64	$8.74	$7.19
Number of accumulation units outstanding at end of period	778,498	716,268	949,847	598,000	407,806
ING AMERICAN FUNDS GLOBAL GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.32	$10.01
Value at end of period	$10.73	$9.32
Number of accumulation units outstanding at end of period	78,748	30,524
ING AMERICAN FUNDS INTERNATIONAL GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$8.81	$10.09
Value at end of period	$10.04	$8.81
Number of accumulation units outstanding at end of period	62,247	30,890
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$15.68	$18.58	$17.67	$12.60	$22.22	$18.88	$16.19	$13.58	$11.62	$10.00
Value at end of period	$18.12	$15.68	$18.58	$17.67	$12.60	$22.22	$18.88	$16.19	$13.58	$11.62
Number of accumulation units outstanding at end of period	2,174,367	2,600,492	3,345,875	3,911,755	3,913,609	4,971,820	4,807,445	4,245,594	2,954,188	560,900
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$12.42	$13.39	$12.06	$9.08	$10.01
Value at end of period	$13.84	$12.42	$13.39	$12.06	$9.08
Number of accumulation units outstanding at end of period	517,373	606,194	249,072	162,369	18,872
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.66	$12.57	$10.08	$7.56	$13.07	$12.50	$11.00	$9.98
Value at end of period	$14.93	$12.66	$12.57	$10.08	$7.56	$13.07	$12.50	$11.00
Number of accumulation units outstanding at end of period	846,060	1,007,997	1,011,816	1,123,724	797,643	1,063,040	604,582	613,541
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.72	$11.35	$10.76	$9.09	$12.94	$12.09	$10.78	$9.90	$9.95
Value at end of period	$13.71	$11.72	$11.35	$10.76	$9.09	$12.94	$12.09	$10.78	$9.90
Number of accumulation units outstanding at end of period	843,516	933,627	1,103,711	1,351,008	1,526,712	1,733,494	1,995,610	2,117,858	320,990
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.15	$11.00	$10.58	$9.92
Value at end of period	$12.73	$12.15	$11.00	$10.58
Number of accumulation units outstanding at end of period	1,661,316	1,786,974	1,086,065	908,377
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
Value at beginning of period	$11.02	$11.36	$10.16	$7.92	$13.19	$12.53	$11.87	$10.92	$9.97	$7.97
Value at end of period	$12.43	$11.02	$11.36	$10.16	$7.92	$13.19	$12.53	$11.87	$10.92	$9.97
Number of accumulation units outstanding at end of period	646,496	904,766	908,450	1,018,508	1,056,496	1,301,207	1,492,559	1,781,693	289,685	237,787
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.03	$11.38	$9.78	$6.50	$9.99
Value at end of period	$10.64	$10.03	$11.38	$9.78	$6.50
Number of accumulation units outstanding at end of period	887,751	1,076,087	1,503,493	1,682,917	919,098
ING BOND PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$10.65	$10.22	$9.78	$8.84	$10.04
Value at end of period	$11.17	$10.65	$10.22	$9.78	$8.84
Number of accumulation units outstanding at end of period	907,088	1,124,833	1,208,035	1,319,855	738,443

DVA Plus		CFI 25

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.10	$10.83	$9.47	$7.20	$12.44	$13.62	$11.17
Value at end of period	$12.51	$10.10	$10.83	$9.47	$7.20	$12.44	$13.62
Number of accumulation units outstanding at end of period	265,526	331,412	393,756	503,512	700,495	734,011	424,008
ING CLARION REAL ESTATE PORTFOLIO
Value at beginning of period	$71.67	$66.42	$52.66	$39.32	$64.90	$80.06	$59.02	$51.28	$37.77	$27.82
Value at end of period	$81.61	$71.67	$66.42	$52.66	$39.32	$64.90	$80.06	$59.02	$51.28	$37.77
Number of accumulation units outstanding at end of period	327,757	390,039	492,690	598,470	691,765	925,650	1,476,189	1,530,874	1,897,527	1,439,332
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.64	$10.05	$8.14	$6.63	$10.20	$10.05	$9.95
Value at end of period	$10.85	$9.64	$10.05	$8.14	$6.63	$10.20	$10.05
Number of accumulation units outstanding at end of period	247,389	302,379	391,648	562,710	687,982	722,546	405,954
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.20	$9.79	$8.87	$6.84	$11.42	$11.12	$9.91	$9.95
Value at end of period	$10.18	$9.20	$9.79	$8.87	$6.84	$11.42	$11.12	$9.91
Number of accumulation units outstanding at end of period	490,049	575,208	622,915	673,194	683,783	450,278	293,156	13,666
ING DFA WORLD EQUITY PORTFOLIO
(Fund first available during April 2008)
Value at beginning of period	$7.72	$8.62	$7.01	$5.84	$10.40
Value at end of period	$8.97	$7.72	$8.62	$7.01	$5.84
Number of accumulation units outstanding at end of period	250,765	254,542	552,043	183,533	176,769
ING EURO STOXX 50® INDEX PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$7.16	$8.79	$9.81	$9.75
Value at end of period	$8.60	$7.16	$8.79	$9.81
Number of accumulation units outstanding at end of period	37,879	25,121	22,581	4,083
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$15.22	$17.34	$13.71	$9.99	$16.66	$14.77	$13.39	$11.62	$9.50	$7.22
Value at end of period	$17.19	$15.22	$17.34	$13.71	$9.99	$16.66	$14.77	$13.39	$11.62	$9.50
Number of accumulation units outstanding at end of period	2,845,655	3,550,565	4,704,576	5,452,120	6,169,727	7,733,886	5,449,288	6,072,495	3,545,777	2,850,229
ING FRANKLIN INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.27	$11.16	$10.02	$7.70	$11.05	$10.92	$9.99
Value at end of period	$12.51	$11.27	$11.16	$10.02	$7.70	$11.05	$10.92
Number of accumulation units outstanding at end of period	1,391,383	1,455,775	1,463,809	1,751,595	1,397,558	1,739,831	755,287
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.76	$9.99	$9.09	$7.29	$11.88	$12.42
Value at end of period	$10.93	$9.76	$9.99	$9.09	$7.29	$11.88
Number of accumulation units outstanding at end of period	414,601	435,094	544,883	569,660	612,272	738,661
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.30	$8.53	$7.82	$6.09	$9.60	$10.00
Value at end of period	$9.48	$8.30	$8.53	$7.82	$6.09	$9.60
Number of accumulation units outstanding at end of period	863,771	972,147	1,056,405	1,221,497	1,215,629	630,620
ING FTSE 100 INDEX® PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$10.40	$11.01	$10.26	$10.08
Value at end of period	$11.81	$10.40	$11.01	$10.26
Number of accumulation units outstanding at end of period	2,241	7,398	4,702	6,842

DVA Plus

CFI 26

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$8.85	$9.96
Value at end of period	$8.45	$8.85
Number of accumulation units outstanding at end of period	357,163	346,104
ING GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2003)
Value at beginning of period	$39.56	$44.18	$36.85	$27.19	$46.77	$35.61	$29.76	$21.93	$20.91	$13.94
Value at end of period	$37.87	$39.56	$44.18	$36.85	$27.19	$46.77	$35.61	$29.76	$21.93	$20.91
Number of accumulation units outstanding at end of period	624,733	774,669	964,542	1,245,481	1,343,730	1,693,349	1,625,831	1,634,532	1,054,905	826,628
ING GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.56	$9.99
Value at end of period	$10.86	$9.56
Number of accumulation units outstanding at end of period	4,707,103	5,571,491
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$8.60	$8.77	$7.82	$6.10	$9.95	$9.83
Value at end of period	$9.78	$8.60	$8.77	$7.82	$6.10	$9.95
Number of accumulation units outstanding at end of period	5,894,655	7,309,908	5,553,955	6,354,228	5,498,422	3,297
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.04	$13.73	$12.96	$9.99
Value at end of period	$13.97	$11.04	$13.73	$12.96
Number of accumulation units outstanding at end of period	118,685	110,735	166,799	104,665
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$9.66	$9.83	$8.78	$7.24	$11.74	$11.37	$10.10	$9.74	$8.97	$10.00
Value at end of period	$10.86	$9.66	$9.83	$8.78	$7.24	$11.74	$11.37	$10.10	$9.74	$8.97
Number of accumulation units outstanding at end of period	651,811	715,155	884,341	938,032	1,042,303	1,270,440	1,403,789	1,565,900	1,533,276	805,873
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$14.39	$14.81	$12.36	$9.54	$15.55	$14.99	$13.94	$12.76	$11.13	$10.00
Value at end of period	$16.65	$14.39	$14.81	$12.36	$9.54	$15.55	$14.99	$13.94	$12.76	$11.13
Number of accumulation units outstanding at end of period	281,879	324,303	401,903	504,402	588,432	813,865	977,910	881,061	505,196	1,026
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$14.25	$14.60	$12.10	$9.86	$15.08	$16.37	$14.63	$13.83	$11.53	$10.00
Value at end of period	$15.75	$14.25	$14.60	$12.10	$9.86	$15.08	$16.37	$14.63	$13.83	$11.53
Number of accumulation units outstanding at end of period	177,088	214,788	286,449	340,526	403,831	574,391	720,706	718,707	469,485	1,337
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$13.96	$13.20	$12.23	$11.15	$12.39	$11.89	$11.63	$11.46	$11.12	$10.64
Value at end of period	$15.00	$13.96	$13.20	$12.23	$11.15	$12.39	$11.89	$11.63	$11.46	$11.12
Number of accumulation units outstanding at end of period	1,883,109	2,424,393	2,524,418	2,778,230	3,181,205	3,633,088	3,602,733	4,187,265	2,689,507	897,486
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.97	$8.08	$7.62	$6.06	$10.32
Value at end of period	$8.14	$6.97	$8.08	$7.62	$6.06
Number of accumulation units outstanding at end of period	234,663	222,875	692,293	588,677	37,212
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.87	$12.31	$10.85	$8.56	$13.68	$14.20	$12.44	$12.20
Value at end of period	$13.89	$11.87	$12.31	$10.85	$8.56	$13.68	$14.20	$12.44
Number of accumulation units outstanding at end of period	268,299	355,315	412,903	304,404	328,003	359,818	270,574	233,506

DVA Plus		CFI 27

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.94	$12.28	$11.12	$9.22	$12.24	$12.03	$10.86	$10.16
Value at end of period	$13.24	$11.94	$12.28	$11.12	$9.22	$12.24	$12.03	$10.86
Number of accumulation units outstanding at end of period	521,622	590,503	765,973	864,371	1,127,556	229,881	178,095	133,887
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$28.02	$29.06	$26.21	$21.46	$32.13	$31.78	$27.80	$25.63	$22.79	$18.08
Value at end of period	$31.64	$28.02	$29.06	$26.21	$21.46	$32.13	$31.78	$27.80	$25.63	$22.79
Number of accumulation units outstanding at end of period	709,660	892,020	1,110,882	1,374,453	1,628,583	1,910,350	2,426,396	2,551,630	2,712,774	2,615,475
ING JAPAN TOPIX INDEX® PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$9.39	$11.04	$9.86	$9.78
Value at end of period	$9.95	$9.39	$11.04	$9.86
Number of accumulation units outstanding at end of period	8,760	13,788	143,529	465
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$19.62	$24.36	$20.55	$12.15	$25.31	$18.54	$13.86	$10.43	$8.99	$6.22
Value at end of period	$23.03	$19.62	$24.36	$20.55	$12.15	$25.31	$18.54	$13.86	$10.43	$8.99
Number of accumulation units outstanding at end of period	1,199,195	1,355,402	1,650,884	2,201,064	2,324,744	3,353,332	3,196,021	3,050,097	2,350,722	1,925,674
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during April 2008)
Value at beginning of period	$17.16	$17.10	$14.11	$11.40	$17.27
Value at end of period	$20.30	$17.16	$17.10	$14.11	$11.40
Number of accumulation units outstanding at end of period	323,908	246,210	286,692	161,752	141,570
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$15.41	$15.85	$12.69	$10.11	$14.65	$15.12	$13.15	$13.63	$10.37	$7.84
Value at end of period	$18.03	$15.41	$15.85	$12.69	$10.11	$14.65	$15.12	$13.15	$13.63	$10.37
Number of accumulation units outstanding at end of period	972,834	1,125,310	1,465,971	1,196,490	1,267,700	1,611,101	1,843,557	1,822,537	2,163,453	1,208,975
ING LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during April 2012)
Value at beginning of period	$10.27
Value at end of period	$10.32
Number of accumulation units outstanding at end of period	8,011,707
ING LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2004)
Value at beginning of period	$13.98	$13.88	$12.33	$8.78	$12.30	$11.18	$10.74	$10.48	$9.70
Value at end of period	$16.24	$13.98	$13.88	$12.33	$8.78	$12.30	$11.18	$10.74	$10.48
Number of accumulation units outstanding at end of period	963,656	1,126,811	595,332	487,747	66,305	46,371	80,432	44,527	65,581
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.05	$10.05
Value at end of period	$11.32	$10.05
Number of accumulation units outstanding at end of period	608,917	698,403
ING LIMITED MATURITY BOND PORTFOLIO
Value at beginning of period	$22.71	$22.78	$22.41	$21.22	$21.59	$20.71	$20.24	$20.20	$20.22	$19.95
Value at end of period	$22.72	$22.71	$22.78	$22.41	$21.22	$21.59	$20.71	$20.24	$20.20	$20.22
Number of accumulation units outstanding at end of period	332,285	452,611	632,793	818,082	1,000,792	1,372,590	1,704,928	2,089,838	2,758,488	4,019,585
ING LIQUID ASSETS PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$16.21	$16.44	$16.68	$16.88	$16.72	$16.16	$15.67	$15.47	$15.55	$15.66
Value at end of period	$15.97	$16.21	$16.44	$16.68	$16.88	$16.72	$16.16	$15.67	$15.47	$15.55
Number of accumulation units outstanding at end of period	3,221,646	4,121,705	4,765,149	7,031,809	12,640,768	6,145,443	5,853,638	5,927,359	6,173,905	8,871,899

DVA Plus

CFI 28

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING MARSICO GROWTH PORTFOLIO
Value at beginning of period	$16.24	$16.76	$14.19	$11.16	$18.97	$16.86	$16.31	$15.19	$13.71	$10.48
Value at end of period	$18.01	$16.24	$16.76	$14.19	$11.16	$18.97	$16.86	$16.31	$15.19	$13.71
Number of accumulation units outstanding at end of period	1,667,854	2,006,518	2,766,340	3,055,301	3,567,580	4,731,700	4,993,337	6,003,474	6,723,135	6,824,703
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$26.66	$26.63	$24.60	$21.17	$27.67	$26.99	$24.47	$24.13	$22.03	$19.15
Value at end of period	$29.21	$26.66	$26.63	$24.60	$21.17	$27.67	$26.99	$24.47	$24.13	$22.03
Number of accumulation units outstanding at end of period	1,648,694	2,059,778	2,522,511	3,182,051	3,671,981	4,561,391	5,305,680	6,154,565	6,766,794	6,329,200
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$17.40	$16.60	$14.81	$11.32	$18.44	$14.69	$11.39	$10.05
Value at end of period	$19.43	$17.40	$16.60	$14.81	$11.32	$18.44	$14.69	$11.39
Number of accumulation units outstanding at end of period	1,092,956	1,294,310	1,393,872	1,617,463	2,130,158	2,520,966	2,108,567	1,762,551
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2004)
Value at beginning of period	$11.41	$11.67	$9.11	$6.56	$10.68	$8.64	$8.15	$7.50	$7.13
Value at end of period	$12.81	$11.41	$11.67	$9.11	$6.56	$10.68	$8.64	$8.15	$7.50
Number of accumulation units outstanding at end of period	2,238,891	2,735,925	3,660,850	3,762,445	4,001,366	400,352	507,772	658,676	725,386
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$18.69	$17.39	$15.49	$12.20	$17.32	$16.02	$13.40	$12.22	$11.00	$8.84
Value at end of period	$21.33	$18.69	$17.39	$15.49	$12.20	$17.32	$16.02	$13.40	$12.22	$11.00
Number of accumulation units outstanding at end of period	797,870	900,513	1,120,563	1,119,057	1,204,902	1,544,219	1,777,302	1,684,842	1,290,721	885,643
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$11.26	$11.96	$10.64	$8.44	$8.27
Value at end of period	$12.52	$11.26	$11.96	$10.64	$8.44
Number of accumulation units outstanding at end of period	95,184	114,255	407,189	53,381	6,346
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.77	$15.25	$13.36	$9.73	$16.59	$15.83	$13.66	$12.23
Value at end of period	$16.47	$13.77	$15.25	$13.36	$9.73	$16.59	$15.83	$13.66
Number of accumulation units outstanding at end of period	161,063	194,956	174,331	212,511	273,401	303,484	314,611	160,069
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$15.77	$15.32	$13.61	$9.24	$12.11	$11.94	$11.12	$10.82	$10.00
Value at end of period	$17.72	$15.77	$15.32	$13.61	$9.24	$12.11	$11.94	$11.12	$10.82
Number of accumulation units outstanding at end of period	2,184,092	2,491,020	2,933,389	3,043,266	3,714,547	5,106,391	6,212,198	6,765,562	8,211,680
ING PIMCO TOTAL RETURN BOND PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$18.87	$18.50	$17.44	$15.46	$15.05	$14.02	$13.63	$13.50	$13.06	$12.65
Value at end of period	$20.23	$18.87	$18.50	$17.44	$15.46	$15.05	$14.02	$13.63	$13.50	$13.06
Number of accumulation units outstanding at end of period	6,079,110	6,848,413	7,771,156	9,036,505	8,505,214	6,113,758	5,734,099	6,258,247	6,452,867	5,813,246
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.06	$11.75	$10.29	$8.41	$13.08	$12.63	$10.98	$10.29
Value at end of period	$12.02	$11.06	$11.75	$10.29	$8.41	$13.08	$12.63	$10.98
Number of accumulation units outstanding at end of period	262,250	329,597	372,241	413,573	449,248	663,930	779,945	853,112
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.09	$11.85	$10.19	$8.27	$12.54	$12.06	$10.89	$10.07
Value at end of period	$12.14	$11.09	$11.85	$10.19	$8.27	$12.54	$12.06	$10.89
Number of accumulation units outstanding at end of period	2,806,137	3,350,879	4,018,330	4,815,834	5,633,125	5,201,078	5,937,537	7,322,119

DVA Plus

CFI 29

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.16	$8.84	$8.31	$8.25
Value at end of period	$9.74	$9.16	$8.84	$8.31
Number of accumulation units outstanding at end of period	2,511,509	2,424,076	2,284,321	1,878,967
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.04	$10.31	$9.37	$9.22
Value at end of period	$11.17	$10.04	$10.31	$9.37
Number of accumulation units outstanding at end of period	9,179,579	10,424,293	11,613,550	12,837,062
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.39	$10.54	$9.63	$9.49
Value at end of period	$11.43	$10.39	$10.54	$9.63
Number of accumulation units outstanding at end of period	6,458,891	7,416,905	8,432,784	9,436,744
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.71	$10.64	$9.86	$9.75
Value at end of period	$11.64	$10.71	$10.64	$9.86
Number of accumulation units outstanding at end of period	4,795,887	5,638,396	5,981,284	6,824,537
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.40	$14.06	$12.68	$10.27
Value at end of period	$16.21	$14.40	$14.06	$12.68
Number of accumulation units outstanding at end of period	1,037,401	1,193,971	1,210,244	1,395,258
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.07	$9.01	$8.16	$6.71	$10.13
Value at end of period	$10.30	$9.07	$9.01	$8.16	$6.71
Number of accumulation units outstanding at end of period	2,420,201	2,812,730	4,030,871	5,261,284	243,155
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.58	$13.70	$12.51	$10.35
Value at end of period	$15.51	$13.58	$13.70	$12.51
Number of accumulation units outstanding at end of period	166,446	166,253	175,163	61,958
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$15.53	$16.11	$12.99	$10.40
Value at end of period	$17.68	$15.53	$16.11	$12.99
Number of accumulation units outstanding at end of period	707,299	887,614	1,117,706	1,349,863
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.02	$10.39	$8.44	$6.13	$10.33
Value at end of period	$11.53	$10.02	$10.39	$8.44	$6.13
Number of accumulation units outstanding at end of period	352,708	441,768	667,996	567,439	121,499
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.18	$10.78	$8.68	$6.97	$10.06
Value at end of period	$11.62	$10.18	$10.78	$8.68	$6.97
Number of accumulation units outstanding at end of period	662,815	832,166	1,415,119	1,266,182	1,152,601
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$9.39	$9.48	$7.28	$5.65	$8.77	$8.10	$7.32	$6.82	$6.30	$4.62
Value at end of period	$10.64	$9.39	$9.48	$7.28	$5.65	$8.77	$8.10	$7.32	$6.82	$6.30
Number of accumulation units outstanding at end of period	695,269	806,024	964,109	1,126,157	1,241,548	1,710,022	2,086,323	2,459,626	2,646,721	2,408,687

DVA Plus		CFI 30

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.50	$10.95	$8.96	$7.15	$10.08
Value at end of period	$11.83	$10.50	$10.95	$8.96	$7.15
Number of accumulation units outstanding at end of period	246,640	301,151	435,427	436,482	366,888
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$51.87	$51.16	$45.52	$34.67	$48.53	$47.17	$41.75	$39.32	$34.21	$27.72
Value at end of period	$58.52	$51.87	$51.16	$45.52	$34.67	$48.53	$47.17	$41.75	$39.32	$34.21
Number of accumulation units outstanding at end of period	2,216,025	2,647,508	3,275,890	3,886,619	4,433,309	5,403,692	6,132,011	6,790,538	7,138,949	5,743,181
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$29.87	$30.58	$27.00	$21.92	$34.59	$34.06	$29.01	$28.33	$25.02	$20.28
Value at end of period	$34.51	$29.87	$30.58	$27.00	$21.92	$34.59	$34.06	$29.01	$28.33	$25.02
Number of accumulation units outstanding at end of period	1,533,522	1,894,792	2,201,856	2,517,735	2,795,600	3,219,736	3,716,231	4,138,394	4,592,038	3,297,900
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.07	$9.33	$8.12	$5.78	$10.17	$9.93
Value at end of period	$10.61	$9.07	$9.33	$8.12	$5.78	$10.17
Number of accumulation units outstanding at end of period	752,802	460,502	470,209	703,913	141,482	282,096
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.78	$13.64	$12.16	$8.97	$18.03	$15.17	$12.41	$10.02
Value at end of period	$13.79	$11.78	$13.64	$12.16	$8.97	$18.03	$15.17	$12.41
Number of accumulation units outstanding at end of period	668,373	772,576	908,034	1,045,341	1,284,421	1,712,461	1,397,026	1,396,185
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.94	$10.33	$9.65	$7.43	$12.70	$11.18	$10.09
Value at end of period	$10.45	$8.94	$10.33	$9.65	$7.43	$12.70	$11.18
Number of accumulation units outstanding at end of period	2,630,314	719,050	1,151,323	1,511,460	1,045,633	545,889	84,091
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$20.23	$21.77	$20.50	$15.73	$26.45	$26.21	$21.81	$20.14	$18.42	$13.71
Value at end of period	$24.28	$20.23	$21.77	$20.50	$15.73	$26.45	$26.21	$21.81	$20.14	$18.42
Number of accumulation units outstanding at end of period	812,061	996,405	1,229,607	1,427,683	1,551,009	1,916,797	2,353,566	2,442,312	2,907,288	2,876,283
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.67	$11.07	$10.61	$10.20	$9.95
Value at end of period	$11.91	$11.67	$11.07	$10.61	$10.20
Number of accumulation units outstanding at end of period	1,166,878	1,615,557	1,016,026	1,320,634	1,644,114
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.01	$11.48	$10.31	$7.95	$13.44	$13.52	$12.00	$11.17
Value at end of period	$12.27	$11.01	$11.48	$10.31	$7.95	$13.44	$13.52	$12.00
Number of accumulation units outstanding at end of period	8,192	12,910	14,229	20,893	34,548	70,471	190,561	55,883
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$7.69	$8.12	$7.78	$6.08	$9.95
Value at end of period	$8.72	$7.69	$8.12	$7.78	$6.08
Number of accumulation units outstanding at end of period	240,900	261,667	333,061	577,217	252,302
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$10.28
Value at end of period	$9.93
Number of accumulation units outstanding at end of period	209,321

DVA Plus

CFI 31

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
PROFUND VP BULL
(Funds were first received in this option during August 2003)
Value at beginning of period	$8.42	$8.55	$7.70	$6.29	$10.23	$10.03	$8.95	$8.84	$8.25	$6.66
Value at end of period	$9.45	$8.42	$8.55	$7.70	$6.29	$10.23	$10.03	$8.95	$8.84	$8.25
Number of accumulation units outstanding at end of period	176,369	229,572	349,659	384,448	417,520	572,332	1,738,324	2,472,451	3,517,626	3,660,029
PROFUND VP EUROPE 30
(Funds were first received in this option during December 2003)
Value at beginning of period	$8.48	$9.44	$9.33	$7.16	$12.97	$11.49	$9.92	$9.31	$8.27	$6.05
Value at end of period	$9.74	$8.48	$9.44	$9.33	$7.16	$12.97	$11.49	$9.92	$9.31	$8.27
Number of accumulation units outstanding at end of period	76,226	95,230	115,157	137,957	176,707	253,884	342,749	603,121	744,528	772,121
PROFUND VP RISING RATES OPPORTUNITY
(Funds were first received in this option during October 2003)
Value at beginning of period	$3.07	$4.99	$6.03	$4.63	$7.57	$8.10	$7.46	$8.22	$9.36	$10.00
Value at end of period	$2.82	$3.07	$4.99	$6.03	$4.63	$7.57	$8.10	$7.46	$8.22	$9.36
Number of accumulation units outstanding at end of period	126,120	142,733	153,552	178,986	238,350	365,721	540,756	766,103	926,614	180,881

Separate Account Annual Charges of 1.55%

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.74	$10.27	$9.50	$7.98	$10.09
Value at end of period	$10.55	$9.74	$10.27	$9.50	$7.98
Number of accumulation units outstanding at end of period	5,426,192	6,268,257	6,150,538	5,374,596	3,029,923
COLUMBIA SMALL CAP VALUE FUND VS
(Funds were first received in this option during November 2003)
Value at beginning of period	$19.57	$21.18	$17.01	$13.82	$19.54	$20.37	$17.34	$16.70	$13.84	$10.00
Value at end of period	$21.43	$19.57	$21.18	$17.01	$13.82	$19.54	$20.37	$17.34	$16.70	$13.84
Number of accumulation units outstanding at end of period	308,082	339,946	390,405	436,197	489,524	636,374	809,299	870,781	243,006	82,669
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.56	$13.12	$11.40	$8.55	$15.15	$13.12	$11.96	$10.22
Value at end of period	$14.36	$12.56	$13.12	$11.40	$8.55	$15.15	$13.12	$11.96
Number of accumulation units outstanding at end of period	3,760,407	4,181,517	4,711,109	5,391,515	5,979,391	4,711,467	3,116,548	1,060,074
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$10.82	$10.92	$9.65	$7.55	$13.41	$13.45	$11.39	$10.96	$10.01	$7.82
Value at end of period	$12.47	$10.82	$10.92	$9.65	$7.55	$13.41	$13.45	$11.39	$10.96	$10.01
Number of accumulation units outstanding at end of period	654,861	724,711	805,806	908,524	1,074,633	1,402,319	1,224,823	855,634	629,373	591,447
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.55	$9.62	$8.72	$7.18	$9.94
Value at end of period	$10.86	$9.55	$9.62	$8.72	$7.18
Number of accumulation units outstanding at end of period	1,944,059	1,943,499	1,965,775	1,982,773	1,209,036
ING AMERICAN FUNDS GLOBAL GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.31	$10.01
Value at end of period	$10.70	$9.31
Number of accumulation units outstanding at end of period	114,245	72,673

DVA Plus

CFI 32

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING AMERICAN FUNDS INTERNATIONAL GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during February 2011)
Value at beginning of period	$8.80	$10.11
Value at end of period	$10.02	$8.80
Number of accumulation units outstanding at end of period	88,050	44,367
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$15.54	$18.44	$17.56	$12.53	$22.12	$18.82	$16.15	$13.56	$11.61	$10.00
Value at end of period	$17.94	$15.54	$18.44	$17.56	$12.53	$22.12	$18.82	$16.15	$13.56	$11.61
Number of accumulation units outstanding at end of period	4,264,151	4,631,701	5,524,450	6,070,334	5,544,295	5,196,962	3,644,174	1,989,030	520,072	137,440
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$12.38	$13.36	$12.04	$9.08	$9.99
Value at end of period	$13.78	$12.38	$13.36	$12.04	$9.08
Number of accumulation units outstanding at end of period	936,360	1,033,158	537,593	494,295	84,690
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.57	$12.49	$10.03	$7.54	$13.03	$12.47	$10.99	$9.89
Value at end of period	$14.81	$12.57	$12.49	$10.03	$7.54	$13.03	$12.47	$10.99
Number of accumulation units outstanding at end of period	2,279,955	2,421,462	2,432,509	2,345,939	2,106,592	1,741,644	951,908	352,010
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.62	$11.27	$10.70	$9.05	$12.89	$12.06	$10.76	$9.90	$9.95
Value at end of period	$13.59	$11.62	$11.27	$10.70	$9.05	$12.89	$12.06	$10.76	$9.90
Number of accumulation units outstanding at end of period	1,252,706	1,241,429	1,283,559	1,392,824	1,357,625	996,338	715,471	431,426	38,044
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.11	$10.98	$10.57	$9.89
Value at end of period	$12.68	$12.11	$10.98	$10.57
Number of accumulation units outstanding at end of period	4,022,879	2,955,636	1,170,759	851,377
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
Value at beginning of period	$10.91	$11.26	$10.08	$7.86	$13.11	$12.48	$11.83	$10.89	$9.96	$7.97
Value at end of period	$12.29	$10.91	$11.26	$10.08	$7.86	$13.11	$12.48	$11.83	$10.89	$9.96
Number of accumulation units outstanding at end of period	695,374	1,073,438	705,924	619,758	607,182	434,531	312,728	331,262	31,998	30,926
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.99	$11.35	$9.76	$6.50	$9.99
Value at end of period	$10.59	$9.99	$11.35	$9.76	$6.50
Number of accumulation units outstanding at end of period	1,373,259	1,552,693	1,967,266	2,021,361	957,501
ING BOND PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.60	$10.19	$9.76	$8.84	$10.00
Value at end of period	$11.12	$10.60	$10.19	$9.76	$8.84
Number of accumulation units outstanding at end of period	2,929,446	2,887,043	3,023,319	3,000,414	1,811,922
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.05	$10.77	$9.43	$7.18	$12.42	$13.61	$11.04
Value at end of period	$12.43	$10.05	$10.77	$9.43	$7.18	$12.42	$13.61
Number of accumulation units outstanding at end of period	863,255	969,147	1,095,177	1,244,389	1,357,650	1,111,928	489,074
ING CLARION REAL ESTATE PORTFOLIO
Value at beginning of period	$70.13	$65.05	$51.63	$38.59	$63.75	$78.73	$58.10	$50.53	$37.25	$27.47
Value at end of period	$79.76	$70.13	$65.05	$51.63	$38.59	$63.75	$78.73	$58.10	$50.53	$37.25
Number of accumulation units outstanding at end of period	312,800	360,742	424,192	497,924	581,354	780,245	989,835	829,769	653,475	740,624

DVA Plus		CFI 33

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.59	$10.01	$8.11	$6.61	$10.18	$10.04	$10.05
Value at end of period	$10.78	$9.59	$10.01	$8.11	$6.61	$10.18	$10.04
Number of accumulation units outstanding at end of period	903,195	991,485	1,117,333	1,318,915	1,531,120	1,084,038	454,471
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.14	$9.74	$8.83	$6.82	$11.39	$11.11	$9.91	$9.96
Value at end of period	$10.11	$9.14	$9.74	$8.83	$6.82	$11.39	$11.11	$9.91
Number of accumulation units outstanding at end of period	1,821,960	1,898,291	2,217,712	2,116,674	2,268,505	1,263,874	633,408	1,991
ING DFA WORLD EQUITY PORTFOLIO
(Fund first available during April 2008)
Value at beginning of period	$7.68	$8.59	$6.99	$5.83	$10.40
Value at end of period	$8.93	$7.68	$8.59	$6.99	$5.83
Number of accumulation units outstanding at end of period	1,209,350	1,171,178	2,116,682	1,290,282	1,436,110
ING EURO STOXX 50® INDEX PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$7.15	$8.77	$9.81	$9.71
Value at end of period	$8.57	$7.15	$8.77	$9.81
Number of accumulation units outstanding at end of period	146,141	38,211	17,995	1,961
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$15.04	$17.16	$13.58	$9.91	$16.54	$14.67	$13.32	$11.57	$9.47	$7.21
Value at end of period	$16.98	$15.04	$17.16	$13.58	$9.91	$16.54	$14.67	$13.32	$11.57	$9.47
Number of accumulation units outstanding at end of period	3,067,354	3,466,026	4,529,413	4,575,462	5,010,769	5,667,698	3,014,114	2,687,106	580,268	492,657
ING FRANKLIN INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.21	$11.11	$9.98	$7.68	$11.03	$10.91	$10.00
Value at end of period	$12.43	$11.21	$11.11	$9.98	$7.68	$11.03	$10.91
Number of accumulation units outstanding at end of period	2,862,155	2,799,708	2,754,551	2,779,793	2,309,772	2,111,386	798,913
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.72	$9.95	$9.06	$7.27	$11.87	$12.42
Value at end of period	$10.87	$9.72	$9.95	$9.06	$7.27	$11.87
Number of accumulation units outstanding at end of period	1,189,648	1,265,714	1,342,009	1,357,139	1,499,276	1,229,968
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$8.26	$8.50	$7.79	$6.08	$9.60	$10.00
Value at end of period	$9.43	$8.26	$8.50	$7.79	$6.08	$9.60
Number of accumulation units outstanding at end of period	4,856,020	5,275,014	5,865,447	6,423,292	6,748,633	3,664,178
ING FTSE 100 INDEX® PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$10.38	$11.00	$10.26	$10.08
Value at end of period	$11.78	$10.38	$11.00	$10.26
Number of accumulation units outstanding at end of period	18,969	16,012	16,699	5,356
ING GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$8.85	$9.96
Value at end of period	$8.43	$8.85
Number of accumulation units outstanding at end of period	729,690	673,859
ING GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2003)
Value at beginning of period	$38.70	$43.27	$36.13	$26.69	$45.95	$35.02	$29.30	$21.61	$20.62	$13.76
Value at end of period	$37.02	$38.70	$43.27	$36.13	$26.69	$45.95	$35.02	$29.30	$21.61	$20.62
Number of accumulation units outstanding at end of period	1,081,827	1,218,903	1,430,152	1,758,130	1,764,773	1,716,584	1,344,496	930,199	538,575	549,898

DVA Plus		CFI 34

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.55	$9.99
Value at end of period	$10.83	$9.55
Number of accumulation units outstanding at end of period	8,070,041	8,647,939
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$8.56	$8.74	$7.80	$6.09	$9.95	$9.83
Value at end of period	$9.73	$8.56	$8.74	$7.80	$6.09	$9.95
Number of accumulation units outstanding at end of period	3,912,778	4,432,990	2,208,411	2,466,114	1,706,786	8,086
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.01	$13.71	$12.95	$9.99
Value at end of period	$13.91	$11.01	$13.71	$12.95
Number of accumulation units outstanding at end of period	319,776	340,434	384,994	241,620
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$9.56	$9.74	$8.71	$7.19	$11.66	$11.31	$10.05	$9.71	$8.94	$10.00
Value at end of period	$10.73	$9.56	$9.74	$8.71	$7.19	$11.66	$11.31	$10.05	$9.71	$8.94
Number of accumulation units outstanding at end of period	557,532	604,682	647,790	705,055	923,149	1,049,107	827,701	506,320	199,344	65,973
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.61	$12.98	$10.85	$8.38	$13.67	$13.19	$12.28	$11.25	$10.09
Value at end of period	$14.57	$12.61	$12.98	$10.85	$8.38	$13.67	$13.19	$12.28	$11.25
Number of accumulation units outstanding at end of period	593,513	638,560	702,179	793,765	978,688	1,082,008	1,002,636	617,687	66,748
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.98	$12.29	$10.19	$8.31	$12.73	$13.83	$12.38	$11.71	$10.06
Value at end of period	$13.22	$11.98	$12.29	$10.19	$8.31	$12.73	$13.83	$12.38	$11.71
Number of accumulation units outstanding at end of period	439,286	476,731	519,025	583,023	725,123	842,859	784,269	430,599	53,654
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$13.82	$13.08	$12.13	$11.08	$12.32	$11.84	$11.58	$11.43	$11.10	$10.63
Value at end of period	$14.84	$13.82	$13.08	$12.13	$11.08	$12.32	$11.84	$11.58	$11.43	$11.10
Number of accumulation units outstanding at end of period	6,205,520	6,827,350	7,515,594	7,582,620	7,875,077	7,466,953	4,026,439	1,037,954	433,079	314,718
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$6.94	$8.06	$7.60	$6.06	$10.30
Value at end of period	$8.10	$6.94	$8.06	$7.60	$6.06
Number of accumulation units outstanding at end of period	331,557	313,062	667,677	780,457	94,606
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.76	$12.20	$10.76	$8.50	$13.60	$14.14	$12.39	$11.96
Value at end of period	$13.74	$11.76	$12.20	$10.76	$8.50	$13.60	$14.14	$12.39
Number of accumulation units outstanding at end of period	815,825	847,673	839,486	896,353	881,846	629,662	423,505	225,904
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.86	$12.21	$11.07	$9.19	$12.21	$12.01	$10.85	$10.16
Value at end of period	$13.14	$11.86	$12.21	$11.07	$9.19	$12.21	$12.01	$10.85
Number of accumulation units outstanding at end of period	726,990	795,736	858,504	916,529	999,855	423,607	250,190	199,397
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$27.55	$28.60	$25.82	$21.16	$31.72	$31.40	$27.50	$25.38	$22.59	$17.94
Value at end of period	$31.07	$27.55	$28.60	$25.82	$21.16	$31.72	$31.40	$27.50	$25.38	$22.59
Number of accumulation units outstanding at end of period	1,801,828	1,976,047	2,293,500	2,632,002	3,137,304	3,733,208	4,414,173	4,924,061	5,419,465	6,186,431

DVA Plus

CFI 35

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING JAPAN TOPIX INDEX® PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.37	$11.03	$9.86	$9.88
Value at end of period	$9.92	$9.37	$11.03	$9.86
Number of accumulation units outstanding at end of period	31,605	281,365	37,653	1,762
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$19.35	$24.04	$20.30	$12.02	$25.05	$18.38	$13.75	$10.36	$8.93	$6.19
Value at end of period	$22.69	$19.35	$24.04	$20.30	$12.02	$25.05	$18.38	$13.75	$10.36	$8.93
Number of accumulation units outstanding at end of period	2,427,330	2,514,898	2,700,954	3,369,046	3,336,198	3,247,569	2,464,481	1,806,293	1,216,614	1,347,745
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.36	$10.34	$8.54	$6.90	$10.19
Value at end of period	$12.24	$10.36	$10.34	$8.54	$6.90
Number of accumulation units outstanding at end of period	871,968	628,779	635,346	334,741	519,822
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$15.26	$15.71	$12.59	$10.04	$14.56	$15.05	$13.11	$13.63	$10.36	$7.84
Value at end of period	$17.83	$15.26	$15.71	$12.59	$10.04	$14.56	$15.05	$13.11	$13.63	$10.36
Number of accumulation units outstanding at end of period	834,365	1,344,449	1,345,723	674,535	685,118	903,332	732,570	472,909	233,264	99,605
ING LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during April 2012)
Value at beginning of period	$10.27
Value at end of period	$10.31
Number of accumulation units outstanding at end of period	13,411,304
ING LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2004)
Value at beginning of period	$13.88	$13.78	$12.25	$8.74	$12.25	$11.15	$10.72	$10.48	$10.00
Value at end of period	$16.09	$13.88	$13.78	$12.25	$8.74	$12.25	$11.15	$10.72	$10.48
Number of accumulation units outstanding at end of period	905,337	993,020	710,705	734,625	52,587	23,973	34,174	18,300	1,868
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.04	$10.05
Value at end of period	$11.30	$10.04
Number of accumulation units outstanding at end of period	340,097	302,100
ING LIMITED MATURITY BOND PORTFOLIO
Value at beginning of period	$22.26	$22.35	$22.01	$20.86	$21.24	$20.40	$19.96	$19.94	$19.98	$19.73
Value at end of period	$22.24	$22.26	$22.35	$22.01	$20.86	$21.24	$20.40	$19.96	$19.94	$19.98
Number of accumulation units outstanding at end of period	270,146	308,130	364,324	451,036	563,814	729,940	949,165	1,251,815	1,693,679	2,413,916
ING LIQUID ASSETS PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$15.91	$16.16	$16.41	$16.61	$16.47	$15.94	$15.47	$15.29	$15.39	$15.51
Value at end of period	$15.66	$15.91	$16.16	$16.41	$16.61	$16.47	$15.94	$15.47	$15.29	$15.39
Number of accumulation units outstanding at end of period	4,509,255	6,569,786	5,366,980	6,925,003	11,654,931	5,008,409	3,712,286	3,236,339	2,859,998	3,967,468
ING MARSICO GROWTH PORTFOLIO
Value at beginning of period	$15.98	$16.51	$13.99	$11.02	$18.75	$16.68	$16.15	$15.06	$13.60	$10.41
Value at end of period	$17.70	$15.98	$16.51	$13.99	$11.02	$18.75	$16.68	$16.15	$15.06	$13.60
Number of accumulation units outstanding at end of period	2,143,105	2,348,766	2,779,073	3,110,065	3,538,269	4,085,294	4,590,397	5,390,136	6,191,793	7,363,429
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$26.20	$26.20	$24.22	$20.87	$27.30	$26.66	$24.19	$23.88	$21.83	$18.99
Value at end of period	$28.68	$26.20	$26.20	$24.22	$20.87	$27.30	$26.66	$24.19	$23.88	$21.83
Number of accumulation units outstanding at end of period	1,874,718	2,081,280	2,350,087	2,710,246	3,028,687	3,465,477	4,108,202	4,628,389	4,961,026	5,459,084

DVA Plus

CFI 36

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$17.28	$16.50	$14.74	$11.28	$18.39	$14.66	$11.38	$10.07
Value at end of period	$19.28	$17.28	$16.50	$14.74	$11.28	$18.39	$14.66	$11.38
Number of accumulation units outstanding at end of period	2,343,063	2,669,155	2,876,422	3,087,314	3,363,382	2,981,525	1,324,190	704,604
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2004)
Value at beginning of period	$11.29	$11.56	$9.03	$6.51	$10.61	$8.59	$8.11	$7.47	$7.11
Value at end of period	$12.66	$11.29	$11.56	$9.03	$6.51	$10.61	$8.59	$8.11	$7.47
Number of accumulation units outstanding at end of period	2,506,150	2,718,315	2,982,870	3,271,761	3,224,478	36,544	48,053	74,612	72,972
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$18.51	$17.24	$15.37	$12.11	$17.23	$15.95	$13.35	$12.18	$10.98	$8.84
Value at end of period	$21.10	$18.51	$17.24	$15.37	$12.11	$17.23	$15.95	$13.35	$12.18	$10.98
Number of accumulation units outstanding at end of period	1,257,087	1,167,129	1,415,808	1,168,866	1,078,572	1,244,867	1,070,037	790,792	244,553	189,266
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$11.23	$11.93	$10.63	$8.44	$10.97
Value at end of period	$12.47	$11.23	$11.93	$10.63	$8.44
Number of accumulation units outstanding at end of period	208,196	227,534	417,023	152,220	24,362
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.98	$13.28	$11.65	$8.49	$14.49	$13.84	$11.95	$10.12
Value at end of period	$14.31	$11.98	$13.28	$11.65	$8.49	$14.49	$13.84	$11.95
Number of accumulation units outstanding at end of period	598,783	663,516	662,061	726,173	832,152	782,650	489,270	130,405
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$15.64	$15.22	$13.53	$9.20	$12.06	$11.91	$11.10	$10.81	$10.00
Value at end of period	$17.56	$15.64	$15.22	$13.53	$9.20	$12.06	$11.91	$11.10	$10.81
Number of accumulation units outstanding at end of period	2,171,409	2,042,969	2,059,551	1,781,395	2,182,503	2,929,725	3,362,115	3,361,552	3,547,230
ING PIMCO TOTAL RETURN BOND PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$18.54	$18.20	$17.17	$15.24	$14.85	$13.84	$13.48	$13.36	$12.94	$12.55
Value at end of period	$19.85	$18.54	$18.20	$17.17	$15.24	$14.85	$13.84	$13.48	$13.36	$12.94
Number of accumulation units outstanding at end of period	12,354,796	10,751,968	11,610,811	12,123,138	10,313,407	4,362,458	2,577,101	2,293,825	1,773,851	1,936,849
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.98	$11.69	$10.24	$8.38	$13.04	$12.61	$10.97	$10.17
Value at end of period	$11.92	$10.98	$11.69	$10.24	$8.38	$13.04	$12.61	$10.97
Number of accumulation units outstanding at end of period	198,164	228,589	188,808	176,349	209,565	251,408	305,987	193,802
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.02	$11.78	$10.15	$8.24	$12.51	$12.04	$10.89	$10.07
Value at end of period	$12.04	$11.02	$11.78	$10.15	$8.24	$12.51	$12.04	$10.89
Number of accumulation units outstanding at end of period	2,684,978	2,997,266	3,335,676	3,645,387	4,116,452	2,419,106	2,190,403	2,022,539
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.14	$8.83	$8.31	$8.25
Value at end of period	$9.71	$9.14	$8.83	$8.31
Number of accumulation units outstanding at end of period	4,849,138	4,199,403	3,445,032	2,936,003
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.01	$10.30	$9.37	$9.22
Value at end of period	$11.14	$10.01	$10.30	$9.37
Number of accumulation units outstanding at end of period	34,865,974	37,773,447	40,492,715	44,077,032

DVA Plus		CFI 37

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.37	$10.52	$9.63	$9.49
Value at end of period	$11.39	$10.37	$10.52	$9.63
Number of accumulation units outstanding at end of period	19,744,287	21,149,319	22,990,155	25,122,621
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.69	$10.63	$9.86	$9.75
Value at end of period	$11.60	$10.69	$10.63	$9.86
Number of accumulation units outstanding at end of period	10,690,851	12,059,152	12,371,740	13,291,121
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.36	$14.04	$12.68	$10.20
Value at end of period	$16.15	$14.36	$14.04	$12.68
Number of accumulation units outstanding at end of period	494,495	302,868	253,938	271,573
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.04	$8.99	$8.15	$6.70	$10.09
Value at end of period	$10.25	$9.04	$8.99	$8.15	$6.70
Number of accumulation units outstanding at end of period	4,012,506	4,354,219	5,375,801	5,953,643	348,627
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.54	$13.67	$12.50	$10.59
Value at end of period	$15.45	$13.54	$13.67	$12.50
Number of accumulation units outstanding at end of period	239,511	223,897	170,983	59,990
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$15.49	$16.08	$12.98	$10.40
Value at end of period	$17.61	$15.49	$16.08	$12.98
Number of accumulation units outstanding at end of period	1,459,171	1,615,359	1,976,186	2,056,517
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.99	$10.36	$8.42	$6.12	$10.48
Value at end of period	$11.47	$9.99	$10.36	$8.42	$6.12
Number of accumulation units outstanding at end of period	720,547	750,481	1,182,184	826,408	299,431
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.14	$10.75	$8.66	$6.96	$10.02
Value at end of period	$11.57	$10.14	$10.75	$8.66	$6.96
Number of accumulation units outstanding at end of period	887,425	895,974	1,667,335	949,289	830,338
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$9.29	$9.39	$7.22	$5.61	$8.71	$8.06	$7.28	$6.80	$6.28	$4.61
Value at end of period	$10.51	$9.29	$9.39	$7.22	$5.61	$8.71	$8.06	$7.28	$6.80	$6.28
Number of accumulation units outstanding at end of period	148,942	169,269	196,789	217,723	243,159	313,722	514,893	434,882	208,033	269,277
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.46	$10.92	$8.95	$7.14	$10.05
Value at end of period	$11.77	$10.46	$10.92	$8.95	$7.14
Number of accumulation units outstanding at end of period	446,247	527,871	579,000	634,300	469,428
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$50.75	$50.10	$44.63	$34.02	$47.67	$46.39	$41.10	$38.74	$33.75	$27.37
Value at end of period	$57.20	$50.75	$50.10	$44.63	$34.02	$47.67	$46.39	$41.10	$38.74	$33.75
Number of accumulation units outstanding at end of period	3,241,919	3,524,504	3,920,389	4,481,696	4,590,193	4,752,060	4,508,693	4,202,039	3,381,218	3,717,807

DVA Plus

CFI 38

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$29.23	$29.95	$26.47	$21.51	$33.98	$33.49	$28.56	$27.91	$24.68	$20.03
Value at end of period	$33.73	$29.23	$29.95	$26.47	$21.51	$33.98	$33.49	$28.56	$27.91	$24.68
Number of accumulation units outstanding at end of period	1,347,904	1,582,040	1,584,809	1,703,061	1,752,665	1,738,081	1,914,995	2,000,178	1,981,687	2,135,369
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.03	$9.29	$8.10	$5.77	$10.16	$10.10
Value at end of period	$10.54	$9.03	$9.29	$8.10	$5.77	$10.16
Number of accumulation units outstanding at end of period	1,198,570	872,881	812,616	1,055,201	342,675	209,945
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.70	$13.56	$12.11	$8.94	$17.98	$15.15	$12.40	$10.13
Value at end of period	$13.68	$11.70	$13.56	$12.11	$8.94	$17.98	$15.15	$12.40
Number of accumulation units outstanding at end of period	648,987	735,904	806,375	989,793	1,266,966	1,062,067	530,650	229,089
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.89	$10.28	$9.62	$7.41	$12.67	$11.17	$10.17
Value at end of period	$10.38	$8.89	$10.28	$9.62	$7.41	$12.67	$11.17
Number of accumulation units outstanding at end of period	4,063,495	1,453,310	2,184,953	2,166,834	1,589,643	766,752	180,655
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$19.87	$21.41	$20.18	$15.49	$26.09	$25.88	$21.56	$19.92	$18.24	$13.59
Value at end of period	$23.82	$19.87	$21.41	$20.18	$15.49	$26.09	$25.88	$21.56	$19.92	$18.24
Number of accumulation units outstanding at end of period	942,257	1,060,965	1,248,029	1,571,331	1,563,733	1,776,667	1,869,899	1,894,005	2,144,240	2,499,768
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.62	$11.04	$10.59	$10.19	$10.01
Value at end of period	$11.85	$11.62	$11.04	$10.59	$10.19
Number of accumulation units outstanding at end of period	1,814,026	2,150,527	1,334,264	1,500,270	934,344
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.19	$10.64	$9.56	$7.38	$12.50	$12.58	$11.17	$10.20
Value at end of period	$11.35	$10.19	$10.64	$9.56	$7.38	$12.50	$12.58	$11.17
Number of accumulation units outstanding at end of period	37,060	40,301	60,021	62,605	71,305	89,247	106,412	56,006
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$7.66	$8.09	$7.76	$6.07	$9.95
Value at end of period	$8.68	$7.66	$8.09	$7.76	$6.07
Number of accumulation units outstanding at end of period	1,217,735	1,363,797	1,538,407	1,771,924	1,417,425
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$10.28
Value at end of period	$9.92
Number of accumulation units outstanding at end of period	47,834
PROFUND VP BULL
(Funds were first received in this option during August 2003)
Value at beginning of period	$8.33	$8.46	$7.64	$6.24	$10.17	$9.97	$8.91	$8.81	$8.22	$6.65
Value at end of period	$9.34	$8.33	$8.46	$7.64	$6.24	$10.17	$9.97	$8.91	$8.81	$8.22
Number of accumulation units outstanding at end of period	30,083	33,539	45,340	51,804	55,097	67,929	109,056	372,891	394,140	354,864
PROFUND VP EUROPE 30
(Funds were first received in this option during December 2003)
Value at beginning of period	$8.39	$9.35	$9.25	$7.10	$12.89	$11.42	$9.87	$9.28	$8.24	$6.04
Value at end of period	$9.63	$8.39	$9.35	$9.25	$7.10	$12.89	$11.42	$9.87	$9.28	$8.24
Number of accumulation units outstanding at end of period	17,514	21,957	24,560	34,981	40,965	59,527	71,195	126,063	148,329	147,115

DVA Plus

CFI 39

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
PROFUND VP RISING RATES OPPORTUNITY
(Funds were first received in this option during October 2003)
Value at beginning of period	$3.05	$4.95	$5.99	$4.60	$7.54	$8.08	$7.45	$8.21	$9.36	$10.00
Value at end of period	$2.79	$3.05	$4.95	$5.99	$4.60	$7.54	$8.08	$7.45	$8.21	$9.36
Number of accumulation units outstanding at end of period	177,074	170,453	189,111	208,414	230,571	321,472	361,555	351,390	175,899	137,981

Separate Account Annual Charges of 1.60%

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.73	$10.26	$9.50	$7.98	$10.13
Value at end of period	$10.52	$9.73	$10.26	$9.50	$7.98
Number of accumulation units outstanding at end of period	352,464	419,831	347,523	326,433	99,301
COLUMBIA SMALL CAP VALUE FUND VS
(Funds were first received in this option during November 2003)
Value at beginning of period	$19.48	$21.09	$16.95	$13.78	$19.49	$20.34	$17.31	$16.68	$13.83	$10.00
Value at end of period	$21.33	$19.48	$21.09	$16.95	$13.78	$19.49	$20.34	$17.31	$16.68	$13.83
Number of accumulation units outstanding at end of period	23,462	24,589	29,597	41,700	51,904	73,912	116,266	158,295	99,516	21,739
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.82	$15.49	$13.46	$10.10	$17.91	$15.52	$14.15	$12.33
Value at end of period	$16.94	$14.82	$15.49	$13.46	$10.10	$17.91	$15.52	$14.15
Number of accumulation units outstanding at end of period	561,069	587,695	606,697	719,226	837,578	893,193	826,650	581,826
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$10.77	$10.87	$9.61	$7.52	$13.36	$13.41	$11.36	$10.94	$9.99	$7.81
Value at end of period	$12.40	$10.77	$10.87	$9.61	$7.52	$13.36	$13.41	$11.36	$10.94	$9.99
Number of accumulation units outstanding at end of period	266,193	281,384	246,376	297,250	324,939	464,702	488,848	402,954	336,555	175,077
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.53	$9.60	$8.72	$7.18	$10.26
Value at end of period	$10.84	$9.53	$9.60	$8.72	$7.18
Number of accumulation units outstanding at end of period	102,844	90,589	80,742	50,079	6,019
ING AMERICAN FUNDS GLOBAL GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during February 2011)
Value at beginning of period	$9.31	$10.34
Value at end of period	$10.69	$9.31
Number of accumulation units outstanding at end of period	3,815	535
ING AMERICAN FUNDS INTERNATIONAL GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during March 2011)
Value at beginning of period	$8.80	$9.54
Value at end of period	$10.01	$8.80
Number of accumulation units outstanding at end of period	6,486	3,189
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$15.48	$18.37	$17.50	$12.49	$22.07	$18.78	$16.13	$13.55	$11.61	$10.00
Value at end of period	$17.86	$15.48	$18.37	$17.50	$12.49	$22.07	$18.78	$16.13	$13.55	$11.61
Number of accumulation units outstanding at end of period	839,536	876,221	957,186	1,079,770	1,186,781	1,344,484	1,164,544	781,242	358,029	74,169

DVA Plus

CFI 40

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$12.36	$13.34	$12.03	$9.08	$7.79
Value at end of period	$13.75	$12.36	$13.34	$12.03	$9.08
Number of accumulation units outstanding at end of period	43,287	52,721	45,414	13,525	433
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.53	$12.46	$10.01	$7.52	$13.01	$12.46	$10.99	$9.97
Value at end of period	$14.75	$12.53	$12.46	$10.01	$7.52	$13.01	$12.46	$10.99
Number of accumulation units outstanding at end of period	218,449	223,538	229,055	259,385	232,657	219,133	155,283	74,393
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.58	$11.23	$10.67	$9.03	$12.87	$12.05	$10.75	$9.89	$9.95
Value at end of period	$13.53	$11.58	$11.23	$10.67	$9.03	$12.87	$12.05	$10.75	$9.89
Number of accumulation units outstanding at end of period	93,147	90,253	80,599	91,874	105,082	149,813	164,493	143,590	66,820
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.10	$10.97	$10.57	$9.92
Value at end of period	$12.66	$12.10	$10.97	$10.57
Number of accumulation units outstanding at end of period	278,414	205,515	147,367	79,940
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
Value at beginning of period	$10.85	$11.21	$10.04	$7.84	$13.07	$12.45	$11.81	$10.88	$9.95	$7.96
Value at end of period	$12.23	$10.85	$11.21	$10.04	$7.84	$13.07	$12.45	$11.81	$10.88	$9.95
Number of accumulation units outstanding at end of period	87,744	94,126	103,259	117,076	110,106	137,089	157,899	182,308	5,665	4,515
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.98	$11.34	$9.75	$6.49	$9.99
Value at end of period	$10.56	$9.98	$11.34	$9.75	$6.49
Number of accumulation units outstanding at end of period	54,504	67,383	100,320	117,721	83,614
ING BOND PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.58	$10.17	$9.75	$8.83	$10.00
Value at end of period	$11.09	$10.58	$10.17	$9.75	$8.83
Number of accumulation units outstanding at end of period	163,640	209,126	233,093	248,930	150,716
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.02	$10.75	$9.42	$7.17	$12.41	$13.61	$11.31
Value at end of period	$12.38	$10.02	$10.75	$9.42	$7.17	$12.41	$13.61
Number of accumulation units outstanding at end of period	74,542	82,093	85,135	100,391	112,936	96,256	51,926
ING CLARION REAL ESTATE PORTFOLIO
Value at beginning of period	$69.21	$64.23	$51.01	$38.14	$63.05	$77.90	$57.52	$50.05	$36.92	$27.24
Value at end of period	$78.69	$69.21	$64.23	$51.01	$38.14	$63.05	$77.90	$57.52	$50.05	$36.92
Number of accumulation units outstanding at end of period	40,959	52,619	62,970	77,637	90,173	114,199	162,747	155,995	166,268	168,123
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.56	$9.98	$8.10	$6.60	$10.17	$10.04	$10.22
Value at end of period	$10.74	$9.56	$9.98	$8.10	$6.60	$10.17	$10.04
Number of accumulation units outstanding at end of period	83,282	81,680	86,749	113,611	138,197	152,939	113,861
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.12	$9.72	$8.81	$6.80	$11.38	$11.10	$9.91	$9.96
Value at end of period	$10.07	$9.12	$9.72	$8.81	$6.80	$11.38	$11.10	$9.91
Number of accumulation units outstanding at end of period	367,344	409,116	419,286	434,528	460,508	390,709	211,810	369

DVA Plus

CFI 41

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING DFA WORLD EQUITY PORTFOLIO
(Fund first available during April 2008)
Value at beginning of period	$7.66	$8.58	$6.98	$5.82	$10.39
Value at end of period	$8.90	$7.66	$8.58	$6.98	$5.82
Number of accumulation units outstanding at end of period	68,815	72,381	71,759	40,589	16,789
ING EURO STOXX 50® INDEX PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$7.14	$8.77	$9.81	$10.14
Value at end of period	$8.56	$7.14	$8.77	$9.81
Number of accumulation units outstanding at end of period	922	667	3,350	1,521
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$14.96	$17.07	$13.51	$9.87	$16.48	$14.63	$13.28	$11.55	$9.45	$7.20
Value at end of period	$16.87	$14.96	$17.07	$13.51	$9.87	$16.48	$14.63	$13.28	$11.55	$9.45
Number of accumulation units outstanding at end of period	528,481	630,249	775,376	929,455	1,079,759	1,307,368	840,925	858,757	291,957	241,130
ING FRANKLIN INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.18	$11.08	$9.97	$7.67	$11.02	$10.91	$9.98
Value at end of period	$12.38	$11.18	$11.08	$9.97	$7.67	$11.02	$10.91
Number of accumulation units outstanding at end of period	579,648	577,973	621,023	649,792	652,013	739,398	403,387
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.70	$9.93	$9.05	$7.27	$11.87	$12.48
Value at end of period	$10.84	$9.70	$9.93	$9.05	$7.27	$11.87
Number of accumulation units outstanding at end of period	292,163	327,334	340,336	347,788	375,941	338,483
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.24	$8.48	$7.78	$6.07	$9.59	$10.06
Value at end of period	$9.40	$8.24	$8.48	$7.78	$6.07	$9.59
Number of accumulation units outstanding at end of period	328,105	430,273	442,092	467,737	536,249	288,900
ING FTSE 100 INDEX® PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$10.37	$10.99	$9.85
Value at end of period	$11.76	$10.37	$10.99
Number of accumulation units outstanding at end of period	2,550	2,551	311
ING GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$8.84	$9.88
Value at end of period	$8.42	$8.84
Number of accumulation units outstanding at end of period	57,540	49,515
ING GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2003)
Value at beginning of period	$38.20	$42.73	$35.70	$26.38	$45.44	$34.66	$29.01	$21.40	$20.44	$13.64
Value at end of period	$36.52	$38.20	$42.73	$35.70	$26.38	$45.44	$34.66	$29.01	$21.40	$20.44
Number of accumulation units outstanding at end of period	104,112	118,052	142,139	172,799	197,520	175,075	168,110	134,710	89,495	101,132
ING GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.55	$9.99
Value at end of period	$10.82	$9.55
Number of accumulation units outstanding at end of period	2,188,275	2,305,404
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$8.54	$8.73	$7.79	$6.09	$9.95	$9.83
Value at end of period	$9.71	$8.54	$8.73	$7.79	$6.09	$9.95
Number of accumulation units outstanding at end of period	1,044,290	1,162,482	910,183	1,146,210	1,075,276	159

DVA Plus		CFI 42

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.99	$13.70	$12.94	$10.19
Value at end of period	$13.89	$10.99	$13.70	$12.94
Number of accumulation units outstanding at end of period	13,652	13,168	17,904	6,043
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$9.51	$9.69	$8.67	$7.16	$11.63	$11.28	$10.03	$9.69	$8.93	$7.21
Value at end of period	$10.67	$9.51	$9.69	$8.67	$7.16	$11.63	$11.28	$10.03	$9.69	$8.93
Number of accumulation units outstanding at end of period	337,653	454,000	531,146	617,261	832,110	827,971	317,311	298,885	247,034	68,649
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$14.17	$14.60	$12.20	$9.43	$15.40	$14.87	$13.84	$12.69	$11.09	$8.53
Value at end of period	$16.36	$14.17	$14.60	$12.20	$9.43	$15.40	$14.87	$13.84	$12.69	$11.09
Number of accumulation units outstanding at end of period	175,500	218,220	236,175	279,709	312,339	364,078	389,413	495,372	364,096	139,798
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$14.02	$14.39	$11.94	$9.75	$14.93	$16.23	$14.53	$13.76	$11.48	$8.59
Value at end of period	$15.48	$14.02	$14.39	$11.94	$9.75	$14.93	$16.23	$14.53	$13.76	$11.48
Number of accumulation units outstanding at end of period	195,244	203,976	199,705	228,207	268,146	319,535	336,859	392,597	318,576	139,269
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$13.75	$13.03	$12.09	$11.04	$12.28	$11.81	$11.56	$11.41	$11.09	$10.63
Value at end of period	$14.76	$13.75	$13.03	$12.09	$11.04	$12.28	$11.81	$11.56	$11.41	$11.09
Number of accumulation units outstanding at end of period	960,196	1,003,083	1,186,881	1,335,700	1,103,079	472,445	355,998	250,032	141,536	76,855
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.93	$8.04	$7.60	$6.06	$8.25
Value at end of period	$8.08	$6.93	$8.04	$7.60	$6.06
Number of accumulation units outstanding at end of period	68,215	68,421	71,550	78,838	48,600
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.70	$12.14	$10.72	$8.48	$13.56	$14.10	$12.37	$12.15
Value at end of period	$13.66	$11.70	$12.14	$10.72	$8.48	$13.56	$14.10	$12.37
Number of accumulation units outstanding at end of period	208,290	179,158	180,459	191,338	223,593	268,526	269,186	217,632
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.82	$12.17	$11.04	$9.17	$12.19	$12.00	$10.84	$10.16
Value at end of period	$13.08	$11.82	$12.17	$11.04	$9.17	$12.19	$12.00	$10.84
Number of accumulation units outstanding at end of period	159,971	162,093	194,468	226,148	236,036	145,150	101,883	57,793
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$27.26	$28.31	$25.57	$20.97	$31.44	$31.15	$27.29	$25.19	$22.44	$17.83
Value at end of period	$30.72	$27.26	$28.31	$25.57	$20.97	$31.44	$31.15	$27.29	$25.19	$22.44
Number of accumulation units outstanding at end of period	134,684	163,462	201,782	244,106	286,443	349,212	418,501	432,481	444,724	456,690
ING JAPAN TOPIX INDEX® PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$9.36	$11.02	$10.70
Value at end of period	$9.91	$9.36	$11.02
Number of accumulation units outstanding at end of period	1,291	1,215	1,032
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$19.21	$23.89	$20.18	$11.95	$24.93	$18.29	$13.69	$10.32	$8.91	$6.17
Value at end of period	$22.51	$19.21	$23.89	$20.18	$11.95	$24.93	$18.29	$13.69	$10.32	$8.91
Number of accumulation units outstanding at end of period	187,587	202,006	252,008	320,772	379,394	448,152	460,882	437,852	387,272	459,146

DVA Plus

CFI 43

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during April 2008)
Value at beginning of period	$16.91	$16.88	$13.95	$11.28	$17.12
Value at end of period	$19.97	$16.91	$16.88	$13.95	$11.28
Number of accumulation units outstanding at end of period	123,639	110,798	100,099	86,334	78,567
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$15.18	$15.64	$12.54	$10.01	$14.52	$15.01	$13.08	$13.63	$10.35	$7.83
Value at end of period	$17.73	$15.18	$15.64	$12.54	$10.01	$14.52	$15.01	$13.08	$13.63	$10.35
Number of accumulation units outstanding at end of period	153,516	132,828	159,111	148,286	176,068	243,395	252,648	216,699	190,713	72,864
ING LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2012)
Value at beginning of period	$9.93
Value at end of period	$10.31
Number of accumulation units outstanding at end of period	2,458,455
ING LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2004)
Value at beginning of period	$13.82	$13.74	$12.22	$8.72	$12.23	$11.13	$10.72	$10.47	$10.15
Value at end of period	$16.02	$13.82	$13.74	$12.22	$8.72	$12.23	$11.13	$10.72	$10.47
Number of accumulation units outstanding at end of period	60,637	61,615	35,638	37,366	9,143	12,736	16,022	23,212	3,177
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.03	$10.05
Value at end of period	$11.29	$10.03
Number of accumulation units outstanding at end of period	129,986	126,840
ING LIMITED MATURITY BOND PORTFOLIO
Value at beginning of period	$21.93	$22.03	$21.71	$20.59	$20.97	$20.15	$19.72	$19.72	$19.77	$19.53
Value at end of period	$21.91	$21.93	$22.03	$21.71	$20.59	$20.97	$20.15	$19.72	$19.72	$19.77
Number of accumulation units outstanding at end of period	57,062	70,897	85,517	106,623	143,604	202,754	238,553	309,506	393,676	614,146
ING LIQUID ASSETS PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$15.65	$15.90	$16.16	$16.37	$16.24	$15.73	$15.27	$15.10	$15.20	$15.33
Value at end of period	$15.40	$15.65	$15.90	$16.16	$16.37	$16.24	$15.73	$15.27	$15.10	$15.20
Number of accumulation units outstanding at end of period	655,567	799,161	997,898	1,514,943	2,175,066	1,306,313	1,147,182	1,201,904	1,131,572	1,702,971
ING MARSICO GROWTH PORTFOLIO
Value at beginning of period	$15.86	$16.38	$13.89	$10.95	$18.64	$16.59	$16.07	$14.99	$13.55	$10.37
Value at end of period	$17.55	$15.86	$16.38	$13.89	$10.95	$18.64	$16.59	$16.07	$14.99	$13.55
Number of accumulation units outstanding at end of period	508,551	595,999	718,203	853,308	995,225	1,160,128	1,300,804	1,568,859	1,835,266	2,163,884
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$25.97	$25.98	$24.04	$20.72	$27.12	$26.50	$24.06	$23.76	$21.73	$18.91
Value at end of period	$28.41	$25.97	$25.98	$24.04	$20.72	$27.12	$26.50	$24.06	$23.76	$21.73
Number of accumulation units outstanding at end of period	373,521	419,254	455,009	548,065	643,128	819,694	897,003	1,025,683	911,027	932,450
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$17.22	$16.45	$14.71	$11.26	$18.36	$14.65	$11.38	$10.11
Value at end of period	$19.20	$17.22	$16.45	$14.71	$11.26	$18.36	$14.65	$11.38
Number of accumulation units outstanding at end of period	215,305	217,860	240,709	268,883	289,925	304,354	220,033	175,671
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2004)
Value at beginning of period	$11.23	$11.50	$8.99	$6.48	$10.57	$8.57	$8.09	$7.46	$7.10
Value at end of period	$12.59	$11.23	$11.50	$8.99	$6.48	$10.57	$8.57	$8.09	$7.46
Number of accumulation units outstanding at end of period	406,341	483,353	593,833	713,721	809,490	16,873	21,163	23,433	28,055

DVA Plus

CFI 44

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$18.42	$17.16	$15.31	$12.07	$17.18	$15.91	$13.33	$12.17	$10.97	$8.83
Value at end of period	$20.98	$18.42	$17.16	$15.31	$12.07	$17.18	$15.91	$13.33	$12.17	$10.97
Number of accumulation units outstanding at end of period	105,926	96,489	116,230	118,308	126,637	149,741	227,261	139,674	57,922	55,092
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$11.21	$11.92	$10.62	$7.67
Value at end of period	$12.44	$11.21	$11.92	$10.62
Number of accumulation units outstanding at end of period	13,452	16,082	11,621	4,843
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.57	$15.05	$13.21	$9.63	$16.45	$15.72	$13.58	$12.18
Value at end of period	$16.20	$13.57	$15.05	$13.21	$9.63	$16.45	$15.72	$13.58
Number of accumulation units outstanding at end of period	116,165	108,607	110,603	140,376	157,769	152,046	116,133	44,746
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$15.58	$15.17	$13.49	$9.18	$12.04	$11.89	$11.09	$10.81	$10.00
Value at end of period	$17.48	$15.58	$15.17	$13.49	$9.18	$12.04	$11.89	$11.09	$10.81
Number of accumulation units outstanding at end of period	440,590	422,854	439,023	459,467	619,342	798,841	934,613	965,634	1,090,509
ING PIMCO TOTAL RETURN BOND PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$18.38	$18.05	$17.04	$15.13	$14.75	$13.76	$13.40	$13.29	$12.88	$12.49
Value at end of period	$19.67	$18.38	$18.05	$17.04	$15.13	$14.75	$13.76	$13.40	$13.29	$12.88
Number of accumulation units outstanding at end of period	1,351,529	1,379,258	1,487,389	1,652,663	1,530,242	1,175,130	1,101,979	952,309	773,578	642,677
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.94	$11.65	$10.22	$8.37	$13.02	$12.60	$10.97	$10.17
Value at end of period	$11.88	$10.94	$11.65	$10.22	$8.37	$13.02	$12.60	$10.97
Number of accumulation units outstanding at end of period	18,862	18,880	16,847	24,115	30,667	54,457	76,206	101,946
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.98	$11.75	$10.12	$8.22	$12.49	$12.03	$10.88	$10.07
Value at end of period	$12.00	$10.98	$11.75	$10.12	$8.22	$12.49	$12.03	$10.88
Number of accumulation units outstanding at end of period	407,811	440,452	515,691	624,996	786,881	413,629	436,650	481,919
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.13	$8.82	$8.31	$8.25
Value at end of period	$9.70	$9.13	$8.82	$8.31
Number of accumulation units outstanding at end of period	1,105,614	964,148	885,375	739,059
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.00	$10.29	$9.37	$9.21
Value at end of period	$11.12	$10.00	$10.29	$9.37
Number of accumulation units outstanding at end of period	4,102,883	4,201,720	4,415,858	5,062,790
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.36	$10.52	$9.63	$9.49
Value at end of period	$11.37	$10.36	$10.52	$9.63
Number of accumulation units outstanding at end of period	5,057,836	5,025,261	5,211,377	5,736,069
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.68	$10.62	$9.86	$9.75
Value at end of period	$11.58	$10.68	$10.62	$9.86
Number of accumulation units outstanding at end of period	3,312,064	3,183,151	3,370,579	3,745,706

DVA Plus		CFI 45

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.34	$14.02	$12.67	$10.84
Value at end of period	$16.12	$14.34	$14.02	$12.67
Number of accumulation units outstanding at end of period	75,065	75,829	72,870	91,763
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.02	$8.97	$8.14	$6.70	$10.13
Value at end of period	$10.23	$9.02	$8.97	$8.14	$6.70
Number of accumulation units outstanding at end of period	496,271	580,695	646,133	781,916	20,920
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.52	$13.66	$12.49	$10.64
Value at end of period	$15.42	$13.52	$13.66	$12.49
Number of accumulation units outstanding at end of period	115,699	115,336	97,961	113,909
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$15.47	$16.07	$12.98	$10.79
Value at end of period	$17.58	$15.47	$16.07	$12.98
Number of accumulation units outstanding at end of period	163,478	209,927	245,450	289,667
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.97	$10.34	$8.42	$6.12	$10.48
Value at end of period	$11.44	$9.97	$10.34	$8.42	$6.12
Number of accumulation units outstanding at end of period	72,432	71,697	79,361	61,243	12,196
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.12	$10.74	$8.66	$6.96	$10.16
Value at end of period	$11.54	$10.12	$10.74	$8.66	$6.96
Number of accumulation units outstanding at end of period	78,181	92,229	105,578	93,601	73,382
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$9.24	$9.34	$7.19	$5.59	$8.68	$8.04	$7.27	$6.78	$6.27	$4.61
Value at end of period	$10.45	$9.24	$9.34	$7.19	$5.59	$8.68	$8.04	$7.27	$6.78	$6.27
Number of accumulation units outstanding at end of period	41,091	46,628	58,239	71,603	81,596	98,573	126,536	104,909	95,913	106,296
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.44	$10.91	$8.94	$7.14	$10.56
Value at end of period	$11.74	$10.44	$10.91	$8.94	$7.14
Number of accumulation units outstanding at end of period	27,590	27,099	30,272	12,035	15,039
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$50.09	$49.48	$44.09	$33.63	$47.15	$45.90	$40.69	$38.38	$33.45	$27.14
Value at end of period	$56.43	$50.09	$49.48	$44.09	$33.63	$47.15	$45.90	$40.69	$38.38	$33.45
Number of accumulation units outstanding at end of period	363,874	390,353	437,278	520,599	600,422	652,264	695,197	717,996	678,514	662,358
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$28.85	$29.58	$26.15	$21.26	$33.60	$33.14	$28.28	$27.65	$24.46	$19.86
Value at end of period	$33.27	$28.85	$29.58	$26.15	$21.26	$33.60	$33.14	$28.28	$27.65	$24.46
Number of accumulation units outstanding at end of period	202,343	210,870	227,814	267,381	304,958	360,311	402,219	446,944	450,758	372,504
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.01	$9.28	$8.09	$5.76	$10.16	$10.07
Value at end of period	$10.51	$9.01	$9.28	$8.09	$5.76	$10.16
Number of accumulation units outstanding at end of period	120,638	84,576	94,269	134,530	61,963	45,677

DVA Plus

CFI 46

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.66	$13.52	$12.08	$8.92	$17.95	$15.13	$12.40	$10.02
Value at end of period	$13.63	$11.66	$13.52	$12.08	$8.92	$17.95	$15.13	$12.40
Number of accumulation units outstanding at end of period	117,200	149,496	123,173	149,242	179,557	193,860	168,664	108,897
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.86	$10.26	$9.60	$7.40	$12.66	$11.17	$10.35
Value at end of period	$10.34	$8.86	$10.26	$9.60	$7.40	$12.66	$11.17
Number of accumulation units outstanding at end of period	564,949	176,179	185,124	191,585	202,155	91,050	43,509
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$19.65	$21.18	$19.97	$15.34	$25.85	$25.65	$21.38	$19.77	$18.11	$13.50
Value at end of period	$23.54	$19.65	$21.18	$19.97	$15.34	$25.85	$25.65	$21.38	$19.77	$18.11
Number of accumulation units outstanding at end of period	184,193	212,918	258,876	308,065	369,472	437,103	444,904	478,115	519,725	583,925
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.60	$11.02	$10.58	$10.19	$9.86
Value at end of period	$11.83	$11.60	$11.02	$10.58	$10.19
Number of accumulation units outstanding at end of period	128,879	160,460	159,269	186,314	89,650
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.88	$11.36	$10.22	$7.89	$13.37	$13.46	$11.97	$11.16
Value at end of period	$12.11	$10.88	$11.36	$10.22	$7.89	$13.37	$13.46	$11.97
Number of accumulation units outstanding at end of period	10,592	5,825	5,375	5,905	6,353	10,357	34,067	7,398
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$7.64	$8.08	$7.76	$6.07	$9.79
Value at end of period	$8.66	$7.64	$8.08	$7.76	$6.07
Number of accumulation units outstanding at end of period	16,509	18,347	20,710	15,510	19,771
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$10.28
Value at end of period	$9.92
Number of accumulation units outstanding at end of period	36,132
PROFUND VP BULL
(Funds were first received in this option during August 2003)
Value at beginning of period	$8.29	$8.42	$7.60	$6.21	$10.13	$9.94	$8.89	$8.79	$8.21	$6.64
Value at end of period	$9.29	$8.29	$8.42	$7.60	$6.21	$10.13	$9.94	$8.89	$8.79	$8.21
Number of accumulation units outstanding at end of period	3,734	4,522	4,952	6,595	9,219	24,362	66,827	87,305	236,229	123,574
PROFUND VP EUROPE 30
(Funds were first received in this option during December 2003)
Value at beginning of period	$8.34	$9.30	$9.21	$7.08	$12.84	$11.39	$9.85	$9.26	$8.23	$6.03
Value at end of period	$9.57	$8.34	$9.30	$9.21	$7.08	$12.84	$11.39	$9.85	$9.26	$8.23
Number of accumulation units outstanding at end of period	5,905	6,360	5,732	6,504	7,317	16,311	21,489	69,529	77,158	71,708
PROFUND VP RISING RATES OPPORTUNITY
(Funds were first received in this option during October 2003)
Value at beginning of period	$3.03	$4.93	$5.97	$4.59	$7.52	$8.06	$7.44	$8.21	$9.36	$10.00
Value at end of period	$2.78	$3.03	$4.93	$5.97	$4.59	$7.52	$8.06	$7.44	$8.21	$9.36
Number of accumulation units outstanding at end of period	30,599	30,361	30,303	42,687	49,779	72,233	135,323	84,052	213,853	6,865

DVA Plus

CFI 47

Condensed Financial Information (continued)

Separate Account Annual Charges of 1.65%

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.71	$10.24	$9.49	$7.98	$10.09
Value at end of period	$10.50	$9.71	$10.24	$9.49	$7.98
Number of accumulation units outstanding at end of period	28,554,570	33,149,680	32,649,952	29,137,036	14,862,682
COLUMBIA SMALL CAP VALUE FUND VS
(Funds were first received in this option during November 2003)
Value at beginning of period	$19.40	$21.01	$16.89	$13.74	$19.45	$20.30	$17.29	$16.67	$13.83	$10.00
Value at end of period	$21.22	$19.40	$21.01	$16.89	$13.74	$19.45	$20.30	$17.29	$16.67	$13.83
Number of accumulation units outstanding at end of period	703,714	784,809	894,397	1,055,356	1,247,388	1,669,952	2,192,902	2,694,431	1,745,035	202,533
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.93	$13.52	$11.76	$8.82	$15.66	$13.57	$12.38	$10.79
Value at end of period	$14.77	$12.93	$13.52	$11.76	$8.82	$15.66	$13.57	$12.38
Number of accumulation units outstanding at end of period	8,830,070	9,998,485	11,446,144	13,426,002	14,367,566	8,727,881	5,320,846	2,071,944
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$10.71	$10.82	$9.57	$7.49	$13.32	$13.37	$11.34	$10.92	$9.98	$7.80
Value at end of period	$12.33	$10.71	$10.82	$9.57	$7.49	$13.32	$13.37	$11.34	$10.92	$9.98
Number of accumulation units outstanding at end of period	1,255,051	1,456,083	1,758,440	2,015,556	2,321,019	2,996,250	2,729,417	2,083,613	1,820,927	947,458
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.51	$9.59	$8.71	$7.18	$9.96
Value at end of period	$10.81	$9.51	$9.59	$8.71	$7.18
Number of accumulation units outstanding at end of period	10,359,742	10,629,129	11,286,916	11,176,781	6,791,321
ING AMERICAN FUNDS GLOBAL GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during February 2011)
Value at beginning of period	$9.30	$10.14
Value at end of period	$10.68	$9.30
Number of accumulation units outstanding at end of period	185,529	100,327
ING AMERICAN FUNDS INTERNATIONAL GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$8.79	$10.02
Value at end of period	$10.00	$8.79
Number of accumulation units outstanding at end of period	210,036	86,037
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$15.41	$18.30	$17.45	$12.46	$22.02	$18.75	$16.11	$13.54	$11.61	$10.00
Value at end of period	$17.77	$15.41	$18.30	$17.45	$12.46	$22.02	$18.75	$16.11	$13.54	$11.61
Number of accumulation units outstanding at end of period	10,332,254	11,673,254	13,733,676	14,447,525	13,747,430	9,721,538	7,272,815	4,950,832	2,513,020	241,840
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$12.34	$13.33	$12.03	$9.08	$9.98
Value at end of period	$13.72	$12.34	$13.33	$12.03	$9.08
Number of accumulation units outstanding at end of period	3,253,704	3,636,251	2,692,196	1,950,103	447,067
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.49	$12.42	$9.98	$7.51	$12.99	$12.45	$10.99	$9.97
Value at end of period	$14.70	$12.49	$12.42	$9.98	$7.51	$12.99	$12.45	$10.99
Number of accumulation units outstanding at end of period	4,474,943	5,449,850	5,244,173	5,554,100	4,777,820	2,907,330	1,977,073	966,411

DVA Plus

CFI 48

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.53	$11.19	$10.64	$9.01	$12.84	$12.03	$10.74	$9.89	$9.95
Value at end of period	$13.47	$11.53	$11.19	$10.64	$9.01	$12.84	$12.03	$10.74	$9.89
Number of accumulation units outstanding at end of period	2,151,360	2,144,534	1,954,357	2,271,236	2,194,489	1,676,945	1,500,555	1,302,047	346,643
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.08	$10.96	$10.57	$9.89
Value at end of period	$12.63	$12.08	$10.96	$10.57
Number of accumulation units outstanding at end of period	10,933,746	9,269,173	4,954,370	3,586,830
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
Value at beginning of period	$10.80	$11.16	$10.00	$7.81	$13.04	$12.42	$11.78	$10.86	$9.94	$7.96
Value at end of period	$12.16	$10.80	$11.16	$10.00	$7.81	$13.04	$12.42	$11.78	$10.86	$9.94
Number of accumulation units outstanding at end of period	2,003,624	1,930,199	1,660,779	1,835,417	1,686,153	1,199,204	927,783	1,015,999	188,506	161,256
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.96	$11.32	$9.74	$6.49	$9.99
Value at end of period	$10.54	$9.96	$11.32	$9.74	$6.49
Number of accumulation units outstanding at end of period	3,234,392	3,421,030	3,692,593	3,822,702	2,342,950
ING BOND PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.56	$10.16	$9.74	$8.83	$10.01
Value at end of period	$11.06	$10.56	$10.16	$9.74	$8.83
Number of accumulation units outstanding at end of period	9,294,174	9,839,246	10,751,092	11,050,737	6,792,467
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.99	$10.72	$9.40	$7.16	$12.40	$13.60	$11.05
Value at end of period	$12.34	$9.99	$10.72	$9.40	$7.16	$12.40	$13.60
Number of accumulation units outstanding at end of period	2,247,770	2,541,000	2,903,282	3,360,508	3,566,733	2,153,514	740,231
ING CLARION REAL ESTATE PORTFOLIO
Value at beginning of period	$68.41	$63.52	$50.47	$37.76	$62.45	$77.20	$57.02	$49.64	$36.64	$27.05
Value at end of period	$77.74	$68.41	$63.52	$50.47	$37.76	$62.45	$77.20	$57.02	$49.64	$36.64
Number of accumulation units outstanding at end of period	363,597	431,868	510,504	613,664	710,187	905,352	1,081,799	935,631	672,058	395,687
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.53	$9.96	$8.08	$6.59	$10.16	$10.04	$9.95
Value at end of period	$10.70	$9.53	$9.96	$8.08	$6.59	$10.16	$10.04
Number of accumulation units outstanding at end of period	2,704,592	3,006,946	3,549,908	4,787,221	4,530,155	2,975,002	1,490,670
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.09	$9.69	$8.80	$6.79	$11.37	$11.10	$9.91	$9.96
Value at end of period	$10.03	$9.09	$9.69	$8.80	$6.79	$11.37	$11.10	$9.91
Number of accumulation units outstanding at end of period	6,256,588	6,969,874	7,592,795	7,644,431	6,232,741	2,974,581	1,247,916	43,804
ING DFA WORLD EQUITY PORTFOLIO
(Fund first available during April 2008)
Value at beginning of period	$7.65	$8.56	$6.97	$5.82	$10.39
Value at end of period	$8.88	$7.65	$8.56	$6.97	$5.82
Number of accumulation units outstanding at end of period	5,473,528	6,207,831	7,272,716	7,068,642	7,174,467
ING EURO STOXX 50® INDEX PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$7.13	$8.76	$9.81	$9.43
Value at end of period	$8.54	$7.13	$8.76	$9.81
Number of accumulation units outstanding at end of period	155,577	69,939	169,739	6,282

DVA Plus

CFI 49

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$14.87	$16.98	$13.45	$9.83	$16.42	$14.58	$13.25	$11.52	$9.44	$7.19
Value at end of period	$16.77	$14.87	$16.98	$13.45	$9.83	$16.42	$14.58	$13.25	$11.52	$9.44
Number of accumulation units outstanding at end of period	4,250,538	5,271,380	6,525,329	7,078,573	6,531,801	5,886,751	4,115,916	3,308,905	2,007,253	1,236,349
ING FRANKLIN INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.14	$11.05	$9.95	$7.66	$11.01	$10.91	$9.99
Value at end of period	$12.34	$11.14	$11.05	$9.95	$7.66	$11.01	$10.91
Number of accumulation units outstanding at end of period	7,313,546	7,981,690	7,970,975	8,015,179	7,440,765	5,223,391	1,672,877
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.67	$9.91	$9.04	$7.26	$11.87	$12.42
Value at end of period	$10.80	$9.67	$9.91	$9.04	$7.26	$11.87
Number of accumulation units outstanding at end of period	3,556,319	4,121,112	4,677,692	4,913,841	4,632,152	3,512,368
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.22	$8.47	$7.77	$6.07	$9.59	$10.06
Value at end of period	$9.37	$8.22	$8.47	$7.77	$6.07	$9.59
Number of accumulation units outstanding at end of period	22,813,625	25,269,581	28,072,976	29,916,528	31,131,536	14,012,616
ING FTSE 100 INDEX® PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.36	$10.98	$10.26	$9.74
Value at end of period	$11.74	$10.36	$10.98	$10.26
Number of accumulation units outstanding at end of period	28,939	26,615	95,140	4,460
ING GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$8.84	$9.96
Value at end of period	$8.42	$8.84
Number of accumulation units outstanding at end of period	1,782,262	2,030,066
ING GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2003)
Value at beginning of period	$37.76	$42.26	$35.32	$26.11	$45.01	$34.34	$28.76	$21.23	$20.28	$13.55
Value at end of period	$36.07	$37.76	$42.26	$35.32	$26.11	$45.01	$34.34	$28.76	$21.23	$20.28
Number of accumulation units outstanding at end of period	1,819,783	2,069,620	2,544,301	3,158,457	3,200,961	2,276,793	1,627,379	1,133,308	643,253	349,772
ING GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.54	$9.99
Value at end of period	$10.81	$9.54
Number of accumulation units outstanding at end of period	17,745,331	20,163,139
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$8.52	$8.71	$7.78	$6.09	$9.95	$9.83
Value at end of period	$9.68	$8.52	$8.71	$7.78	$6.09	$9.95
Number of accumulation units outstanding at end of period	8,993,542	10,564,876	4,802,895	5,516,324	3,269,386	15,528
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.98	$13.68	$12.94	$9.99
Value at end of period	$13.86	$10.98	$13.68	$12.94
Number of accumulation units outstanding at end of period	659,734	823,295	1,180,071	594,631
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$9.45	$9.65	$8.63	$7.13	$11.59	$11.25	$10.01	$9.67	$8.92	$10.00
Value at end of period	$10.61	$9.45	$9.65	$8.63	$7.13	$11.59	$11.25	$10.01	$9.67	$8.92
Number of accumulation units outstanding at end of period	761,093	882,411	1,038,513	1,191,005	1,568,394	2,011,974	1,941,369	1,717,454	1,211,622	392,888

DVA Plus		CFI 50

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.15	$12.52	$10.47	$8.10	$13.23	$12.78	$11.91	$10.92	$9.49
Value at end of period	$14.02	$12.15	$12.52	$10.47	$8.10	$13.23	$12.78	$11.91	$10.92
Number of accumulation units outstanding at end of period	827,606	963,513	1,163,968	1,330,208	1,643,831	2,026,223	1,783,464	1,374,933	505,878
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.51	$11.82	$9.81	$8.01	$12.28	$13.35	$11.96	$11.33	$9.39
Value at end of period	$12.69	$11.51	$11.82	$9.81	$8.01	$12.28	$13.35	$11.96	$11.33
Number of accumulation units outstanding at end of period	727,842	856,073	1,018,778	1,187,131	1,350,205	1,814,376	1,573,446	1,104,254	456,418
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$13.69	$12.97	$12.04	$11.00	$12.24	$11.78	$11.54	$11.40	$11.08	$10.63
Value at end of period	$14.68	$13.69	$12.97	$12.04	$11.00	$12.24	$11.78	$11.54	$11.40	$11.08
Number of accumulation units outstanding at end of period	15,828,783	17,762,929	19,438,551	20,618,726	21,077,749	18,045,939	9,597,875	3,017,046	1,881,640	337,031
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.92	$8.03	$7.59	$6.05	$10.22
Value at end of period	$8.06	$6.92	$8.03	$7.59	$6.05
Number of accumulation units outstanding at end of period	1,131,136	1,101,227	1,270,771	1,647,470	309,276
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.64	$12.09	$10.68	$8.45	$13.52	$14.07	$12.35	$12.13
Value at end of period	$13.59	$11.64	$12.09	$10.68	$8.45	$13.52	$14.07	$12.35
Number of accumulation units outstanding at end of period	2,471,470	2,465,574	2,618,723	2,361,640	2,466,881	2,285,681	2,066,249	1,620,818
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.78	$12.14	$11.01	$9.15	$12.17	$11.98	$10.84	$10.16
Value at end of period	$13.03	$11.78	$12.14	$11.01	$9.15	$12.17	$11.98	$10.84
Number of accumulation units outstanding at end of period	2,556,370	2,714,886	3,483,701	3,059,375	2,755,180	1,231,628	629,056	369,153
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$27.00	$28.06	$25.36	$20.81	$31.22	$30.94	$27.12	$25.05	$22.32	$17.75
Value at end of period	$30.42	$27.00	$28.06	$25.36	$20.81	$31.22	$30.94	$27.12	$25.05	$22.32
Number of accumulation units outstanding at end of period	1,194,456	1,424,895	1,501,512	1,868,297	1,880,516	1,762,926	1,711,788	1,524,990	1,423,862	1,070,653
ING JAPAN TOPIX INDEX® PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.35	$11.01	$9.85	$9.75
Value at end of period	$9.89	$9.35	$11.01	$9.85
Number of accumulation units outstanding at end of period	50,924	133,436	161,677	2,610
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$19.08	$23.73	$20.06	$11.89	$24.80	$18.21	$13.64	$10.28	$8.88	$6.16
Value at end of period	$22.35	$19.08	$23.73	$20.06	$11.89	$24.80	$18.21	$13.64	$10.28	$8.88
Number of accumulation units outstanding at end of period	4,363,507	4,231,276	4,464,015	5,464,963	5,283,734	3,807,284	2,809,975	1,968,335	1,024,922	472,273
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during April 2008)
Value at beginning of period	$13.70	$13.68	$11.31	$9.16	$13.90
Value at end of period	$16.17	$13.70	$13.68	$11.31	$9.16
Number of accumulation units outstanding at end of period	2,228,664	1,941,143	2,095,654	1,477,123	651,474
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$15.11	$15.57	$12.49	$9.98	$14.48	$14.98	$13.06	$13.63	$10.34	$7.83
Value at end of period	$17.64	$15.11	$15.57	$12.49	$9.98	$14.48	$14.98	$13.06	$13.63	$10.34
Number of accumulation units outstanding at end of period	2,087,884	2,752,075	3,141,380	1,722,690	1,739,178	2,356,999	2,128,459	1,518,628	1,021,256	506,711

DVA Plus

CFI 51

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during April 2012)
Value at beginning of period	$10.27
Value at end of period	$10.30
Number of accumulation units outstanding at end of period	31,621,667
ING LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2004)
Value at beginning of period	$13.77	$13.69	$12.18	$8.70	$12.21	$11.12	$10.71	$10.47	$9.92
Value at end of period	$15.95	$13.77	$13.69	$12.18	$8.70	$12.21	$11.12	$10.71	$10.47
Number of accumulation units outstanding at end of period	2,112,401	2,724,627	1,903,369	1,425,814	204,381	96,693	170,706	92,164	45,865
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.03	$10.05
Value at end of period	$11.28	$10.03
Number of accumulation units outstanding at end of period	970,127	793,834
ING LIMITED MATURITY BOND PORTFOLIO
Value at beginning of period	$21.68	$21.79	$21.48	$20.38	$20.77	$19.97	$19.55	$19.56	$19.62	$19.40
Value at end of period	$21.64	$21.68	$21.79	$21.48	$20.38	$20.77	$19.97	$19.55	$19.56	$19.62
Number of accumulation units outstanding at end of period	132,169	148,475	176,733	223,473	269,815	360,310	460,569	619,015	809,812	1,154,037
ING LIQUID ASSETS PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$15.47	$15.73	$15.99	$16.21	$16.09	$15.58	$15.14	$14.97	$15.09	$15.23
Value at end of period	$15.22	$15.47	$15.73	$15.99	$16.21	$16.09	$15.58	$15.14	$14.97	$15.09
Number of accumulation units outstanding at end of period	6,963,293	8,416,484	9,115,635	12,290,462	18,806,724	5,984,813	3,439,887	2,157,975	1,780,415	1,848,567
ING MARSICO GROWTH PORTFOLIO
Value at beginning of period	$15.73	$16.26	$13.80	$10.87	$18.53	$16.50	$15.99	$14.93	$13.49	$10.34
Value at end of period	$17.41	$15.73	$16.26	$13.80	$10.87	$18.53	$16.50	$15.99	$14.93	$13.49
Number of accumulation units outstanding at end of period	2,995,079	3,299,009	3,883,826	3,803,720	3,530,625	3,223,395	2,969,761	2,979,009	2,512,016	1,979,404
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$25.75	$25.77	$23.85	$20.57	$26.93	$26.33	$23.92	$23.63	$21.62	$18.83
Value at end of period	$28.15	$25.75	$25.77	$23.85	$20.57	$26.93	$26.33	$23.92	$23.63	$21.62
Number of accumulation units outstanding at end of period	2,293,974	2,551,462	2,972,959	3,389,867	3,123,588	3,060,376	3,213,515	3,365,929	2,977,831	2,396,435
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$17.17	$16.41	$14.67	$11.23	$18.34	$14.64	$11.38	$10.07
Value at end of period	$19.13	$17.17	$16.41	$14.67	$11.23	$18.34	$14.64	$11.38
Number of accumulation units outstanding at end of period	3,451,870	3,841,708	3,676,976	4,073,509	4,480,383	2,817,908	1,671,630	1,195,134
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2004)
Value at beginning of period	$11.17	$11.44	$8.95	$6.45	$10.54	$8.54	$8.07	$7.45	$7.09
Value at end of period	$12.51	$11.17	$11.44	$8.95	$6.45	$10.54	$8.54	$8.07	$7.45
Number of accumulation units outstanding at end of period	3,188,003	3,775,208	3,637,309	2,574,342	2,677,395	165,449	229,809	307,954	316,589
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$18.33	$17.09	$15.25	$12.03	$17.13	$15.87	$13.30	$12.15	$10.97	$8.83
Value at end of period	$20.87	$18.33	$17.09	$15.25	$12.03	$17.13	$15.87	$13.30	$12.15	$10.97
Number of accumulation units outstanding at end of period	3,221,641	3,618,527	3,604,727	3,370,800	3,388,663	3,674,854	2,939,640	2,119,939	1,143,284	441,247
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$11.19	$11.90	$10.61	$8.43	$9.98
Value at end of period	$12.41	$11.19	$11.90	$10.61	$8.43
Number of accumulation units outstanding at end of period	1,560,827	1,842,020	1,643,930	782,866	162,979

DVA Plus

CFI 52

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.13	$13.46	$11.82	$8.62	$14.73	$14.08	$12.17	$10.93
Value at end of period	$14.47	$12.13	$13.46	$11.82	$8.62	$14.73	$14.08	$12.17
Number of accumulation units outstanding at end of period	1,335,860	1,458,990	1,480,914	1,695,188	1,995,843	1,647,677	1,178,387	344,200
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$15.52	$15.11	$13.45	$9.15	$12.01	$11.88	$11.08	$10.80	$10.00
Value at end of period	$17.41	$15.52	$15.11	$13.45	$9.15	$12.01	$11.88	$11.08	$10.80
Number of accumulation units outstanding at end of period	4,681,973	4,033,510	3,779,255	2,721,625	3,338,098	4,384,724	4,835,744	4,678,798	4,403,121
ING PIMCO TOTAL RETURN BOND PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$18.22	$17.90	$16.90	$15.02	$14.65	$13.67	$13.32	$13.22	$12.82	$12.44
Value at end of period	$19.49	$18.22	$17.90	$16.90	$15.02	$14.65	$13.67	$13.32	$13.22	$12.82
Number of accumulation units outstanding at end of period	33,567,195	36,121,780	37,652,999	38,979,544	27,390,668	9,264,287	4,360,216	4,194,516	3,434,155	2,698,621
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.91	$11.62	$10.20	$8.35	$13.01	$12.59	$10.96	$10.00
Value at end of period	$11.83	$10.91	$11.62	$10.20	$8.35	$13.01	$12.59	$10.96
Number of accumulation units outstanding at end of period	463,286	516,600	609,977	529,027	574,371	705,399	947,681	835,053
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.94	$11.71	$10.10	$8.20	$12.47	$12.02	$10.88	$10.00
Value at end of period	$11.95	$10.94	$11.71	$10.10	$8.20	$12.47	$12.02	$10.88
Number of accumulation units outstanding at end of period	4,403,970	5,051,321	5,811,507	6,741,283	6,906,770	6,866,041	6,977,641	6,591,837
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.12	$8.82	$8.31	$8.25
Value at end of period	$9.68	$9.12	$8.82	$8.31
Number of accumulation units outstanding at end of period	12,599,922	12,893,849	11,268,717	9,235,050
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.99	$10.28	$9.37	$9.21
Value at end of period	$11.10	$9.99	$10.28	$9.37
Number of accumulation units outstanding at end of period	75,580,264	83,035,422	90,407,563	98,222,251
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.34	$10.51	$9.63	$9.49
Value at end of period	$11.35	$10.34	$10.51	$9.63
Number of accumulation units outstanding at end of period	52,631,044	58,979,396	65,664,893	70,210,170
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.67	$10.62	$9.86	$9.75
Value at end of period	$11.56	$10.67	$10.62	$9.86
Number of accumulation units outstanding at end of period	27,424,675	30,468,674	33,887,801	36,618,477
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.32	$14.01	$12.67	$10.14
Value at end of period	$16.09	$14.32	$14.01	$12.67
Number of accumulation units outstanding at end of period	1,146,026	1,098,591	980,480	1,093,134
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.00	$8.96	$8.13	$6.70	$10.17
Value at end of period	$10.20	$9.00	$8.96	$8.13	$6.70
Number of accumulation units outstanding at end of period	4,092,024	3,266,093	3,433,711	3,566,009	744,806

DVA Plus		CFI 53

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.50	$13.65	$12.49	$10.35
Value at end of period	$15.39	$13.50	$13.65	$12.49
Number of accumulation units outstanding at end of period	960,722	294,987	200,934	150,954
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$15.44	$16.06	$12.97	$10.36
Value at end of period	$17.54	$15.44	$16.06	$12.97
Number of accumulation units outstanding at end of period	1,795,491	1,836,737	2,324,538	2,008,990
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.95	$10.33	$8.41	$6.12	$10.25
Value at end of period	$11.42	$9.95	$10.33	$8.41	$6.12
Number of accumulation units outstanding at end of period	2,960,770	2,558,431	2,724,466	2,544,207	1,062,310
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.10	$10.72	$8.65	$6.96	$10.15
Value at end of period	$11.51	$10.10	$10.72	$8.65	$6.96
Number of accumulation units outstanding at end of period	2,848,818	2,589,704	2,760,386	2,679,879	1,754,101
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$9.19	$9.29	$7.16	$5.57	$8.65	$8.01	$7.25	$6.77	$6.26	$4.60
Value at end of period	$10.39	$9.19	$9.29	$7.16	$5.57	$8.65	$8.01	$7.25	$6.77	$6.26
Number of accumulation units outstanding at end of period	433,443	488,828	559,739	648,234	749,440	1,055,828	1,332,137	1,407,649	1,295,970	951,109
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.42	$10.89	$8.93	$7.14	$10.05
Value at end of period	$11.71	$10.42	$10.89	$8.93	$7.14
Number of accumulation units outstanding at end of period	1,363,663	1,585,371	1,764,765	1,604,687	1,110,458
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$49.51	$48.93	$43.63	$33.29	$46.70	$45.49	$40.34	$38.07	$33.19	$26.95
Value at end of period	$55.75	$49.51	$48.93	$43.63	$33.29	$46.70	$45.49	$40.34	$38.07	$33.19
Number of accumulation units outstanding at end of period	7,967,085	8,380,631	9,126,872	9,553,987	9,041,619	6,659,145	5,521,892	4,439,198	3,119,934	1,938,760
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$28.51	$29.25	$25.87	$21.05	$33.28	$32.84	$28.03	$27.43	$24.27	$19.72
Value at end of period	$32.87	$28.51	$29.25	$25.87	$21.05	$33.28	$32.84	$28.03	$27.43	$24.27
Number of accumulation units outstanding at end of period	2,606,467	2,896,143	2,715,477	2,949,818	2,853,748	2,749,873	2,871,656	2,827,868	2,602,040	1,543,749
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.99	$9.26	$8.08	$5.76	$10.16	$10.04
Value at end of period	$10.48	$8.99	$9.26	$8.08	$5.76	$10.16
Number of accumulation units outstanding at end of period	2,969,446	2,227,872	2,043,344	2,291,739	1,184,847	552,903
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.63	$13.48	$12.05	$8.90	$17.93	$15.12	$12.40	$10.00
Value at end of period	$13.58	$11.63	$13.48	$12.05	$8.90	$17.93	$15.12	$12.40
Number of accumulation units outstanding at end of period	1,902,325	1,874,984	2,050,959	2,444,515	2,920,415	1,993,862	1,152,245	888,379
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.84	$10.23	$9.58	$7.39	$12.65	$11.16	$10.35
Value at end of period	$10.31	$8.84	$10.23	$9.58	$7.39	$12.65	$11.16
Number of accumulation units outstanding at end of period	10,710,659	4,301,972	4,791,752	4,275,236	3,649,197	1,480,050	367,715

DVA Plus

CFI 54

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$19.46	$20.98	$19.80	$15.22	$25.65	$25.47	$21.24	$19.65	$18.01	$13.43
Value at end of period	$23.30	$19.46	$20.98	$19.80	$15.22	$25.65	$25.47	$21.24	$19.65	$18.01
Number of accumulation units outstanding at end of period	1,239,105	1,437,968	1,648,993	1,778,535	1,823,433	1,982,382	1,812,177	1,493,366	1,520,291	1,411,896
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.58	$11.01	$10.57	$10.18	$9.98
Value at end of period	$11.80	$11.58	$11.01	$10.57	$10.18
Number of accumulation units outstanding at end of period	3,548,152	4,062,233	3,769,609	4,694,672	2,170,741
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.84	$11.32	$10.19	$7.87	$13.34	$13.44	$11.96	$11.15
Value at end of period	$12.06	$10.84	$11.32	$10.19	$7.87	$13.34	$13.44	$11.96
Number of accumulation units outstanding at end of period	41,296	49,324	59,304	71,833	76,306	110,186	165,341	45,256
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$7.63	$8.07	$7.75	$6.06	$9.91
Value at end of period	$8.64	$7.63	$8.07	$7.75	$6.06
Number of accumulation units outstanding at end of period	6,852,070	7,458,354	8,081,998	8,771,637	8,258,859
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$10.28
Value at end of period	$9.91
Number of accumulation units outstanding at end of period	200,374
PROFUND VP BULL
(Funds were first received in this option during August 2003)
Value at beginning of period	$8.24	$8.38	$7.57	$6.19	$10.10	$9.92	$8.87	$8.78	$8.20	$6.64
Value at end of period	$9.23	$8.24	$8.38	$7.57	$6.19	$10.10	$9.92	$8.87	$8.78	$8.20
Number of accumulation units outstanding at end of period	54,809	88,552	107,937	141,448	153,084	191,977	222,576	276,280	391,752	212,538
PROFUND VP EUROPE 30
(Funds were first received in this option during December 2003)
Value at beginning of period	$8.30	$9.26	$9.17	$7.05	$12.80	$11.36	$9.83	$9.24	$8.22	$6.03
Value at end of period	$9.51	$8.30	$9.26	$9.17	$7.05	$12.80	$11.36	$9.83	$9.24	$8.22
Number of accumulation units outstanding at end of period	51,805	65,931	85,151	99,630	111,818	143,536	183,750	204,701	236,069	118,462
PROFUND VP RISING RATES OPPORTUNITY
(Funds were first received in this option during October 2003)
Value at beginning of period	$3.02	$4.92	$5.95	$4.58	$7.50	$8.05	$7.43	$8.20	$9.36	$10.00
Value at end of period	$2.77	$3.02	$4.92	$5.95	$4.58	$7.50	$8.05	$7.43	$8.20	$9.36
Number of accumulation units outstanding at end of period	203,702	217,708	268,098	302,483	369,403	554,470	675,338	692,648	737,507	29,131

Separate Account Annual Charges of 1.75%

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.67	$10.21	$9.47	$7.97	$10.04
Value at end of period	$10.45	$9.67	$10.21	$9.47	$7.97
Number of accumulation units outstanding at end of period	571,493	1,024,482	1,130,871	1,025,896	167,445
COLUMBIA SMALL CAP VALUE FUND VS
(Funds were first received in this option during November 2003)
Value at beginning of period	$19.23	$20.85	$16.78	$13.66	$19.36	$20.22	$17.24	$16.64	$13.82	$10.00
Value at end of period	$21.02	$19.23	$20.85	$16.78	$13.66	$19.36	$20.22	$17.24	$16.64	$13.82
Number of accumulation units outstanding at end of period	89,669	108,654	133,922	154,250	195,678	237,998	314,959	467,852	354,307	159,277

DVA Plus		CFI 55

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.39	$12.97	$11.29	$8.48	$15.06	$13.07	$11.94	$10.23
Value at end of period	$14.14	$12.39	$12.97	$11.29	$8.48	$15.06	$13.07	$11.94
Number of accumulation units outstanding at end of period	204,373	235,957	299,967	358,684	444,100	493,102	355,442	200,749
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$10.59	$10.71	$9.49	$7.43	$13.23	$13.30	$11.29	$10.88	$9.96	$7.79
Value at end of period	$12.18	$10.59	$10.71	$9.49	$7.43	$13.23	$13.30	$11.29	$10.88	$9.96
Number of accumulation units outstanding at end of period	313,815	358,968	417,372	465,583	530,273	682,579	725,114	739,319	835,539	722,634
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.48	$9.56	$8.69	$7.17	$9.94
Value at end of period	$10.76	$9.48	$9.56	$8.69	$7.17
Number of accumulation units outstanding at end of period	118,113	122,886	104,038	97,544	49,722
ING AMERICAN FUNDS GLOBAL GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during February 2011)
Value at beginning of period	$9.29	$10.13
Value at end of period	$10.66	$9.29
Number of accumulation units outstanding at end of period	29,025	10,513
ING AMERICAN FUNDS INTERNATIONAL GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during February 2011)
Value at beginning of period	$8.78	$10.07
Value at end of period	$9.98	$8.78
Number of accumulation units outstanding at end of period	5,491	9,731
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$15.28	$18.17	$17.33	$12.39	$21.92	$18.69	$16.07	$13.53	$11.60	$10.00
Value at end of period	$17.61	$15.28	$18.17	$17.33	$12.39	$21.92	$18.69	$16.07	$13.53	$11.60
Number of accumulation units outstanding at end of period	394,328	466,879	586,478	660,049	739,896	1,013,920	992,537	925,189	676,955	173,634
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.30	$13.29	$12.01	$9.91
Value at end of period	$13.66	$12.30	$13.29	$12.01
Number of accumulation units outstanding at end of period	29,841	48,833	40,505	14,724
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.40	$12.35	$9.94	$7.48	$12.96	$12.43	$10.98	$9.90
Value at end of period	$14.58	$12.40	$12.35	$9.94	$7.48	$12.96	$12.43	$10.98
Number of accumulation units outstanding at end of period	116,198	149,529	178,126	187,942	164,305	172,289	163,393	96,126
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$11.44	$11.12	$10.58	$8.97	$12.79	$12.00	$10.72	$9.88	$10.03
Value at end of period	$13.35	$11.44	$11.12	$10.58	$8.97	$12.79	$12.00	$10.72	$9.88
Number of accumulation units outstanding at end of period	195,235	222,670	280,367	322,322	365,994	401,785	496,922	518,299	57,200
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.05	$10.94	$10.56	$9.91
Value at end of period	$12.59	$12.05	$10.94	$10.56
Number of accumulation units outstanding at end of period	272,814	226,173	158,549	99,495
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
Value at beginning of period	$10.70	$11.06	$9.93	$7.76	$12.96	$12.36	$11.74	$10.83	$9.92	$7.96
Value at end of period	$12.03	$10.70	$11.06	$9.93	$7.76	$12.96	$12.36	$11.74	$10.83	$9.92
Number of accumulation units outstanding at end of period	228,729	262,165	301,246	351,371	382,379	460,434	568,420	650,446	67,045	120,271

DVA Plus		CFI 56

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.92	$11.29	$9.73	$6.49	$9.99
Value at end of period	$10.49	$9.92	$11.29	$9.73	$6.49
Number of accumulation units outstanding at end of period	159,639	188,146	225,420	220,402	215,733
ING BOND PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.52	$10.13	$9.72	$8.82	$10.00
Value at end of period	$11.01	$10.52	$10.13	$9.72	$8.82
Number of accumulation units outstanding at end of period	202,720	242,027	296,209	349,941	208,410
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.93	$10.67	$9.36	$7.14	$12.38	$13.59	$11.42
Value at end of period	$12.26	$9.93	$10.67	$9.36	$7.14	$12.38	$13.59
Number of accumulation units outstanding at end of period	35,292	45,901	53,304	63,073	74,427	81,623	101,564
ING CLARION REAL ESTATE PORTFOLIO
Value at beginning of period	$66.84	$62.12	$49.40	$37.00	$61.26	$75.80	$56.05	$48.85	$36.09	$26.67
Value at end of period	$75.87	$66.84	$62.12	$49.40	$37.00	$61.26	$75.80	$56.05	$48.85	$36.09
Number of accumulation units outstanding at end of period	67,961	81,510	104,827	127,889	162,446	224,152	366,031	364,509	463,695	398,419
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.48	$9.91	$8.05	$6.57	$10.15	$10.03	$10.05
Value at end of period	$10.63	$9.48	$9.91	$8.05	$6.57	$10.15	$10.03
Number of accumulation units outstanding at end of period	65,342	91,440	104,288	127,896	147,871	176,039	103,094
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$9.03	$9.64	$8.76	$6.77	$11.34	$11.08	$10.10
Value at end of period	$9.96	$9.03	$9.64	$8.76	$6.77	$11.34	$11.08
Number of accumulation units outstanding at end of period	108,857	127,463	154,749	150,347	163,151	106,843	83,211
ING DFA WORLD EQUITY PORTFOLIO
(Fund first available during April 2008)
Value at beginning of period	$7.61	$8.53	$6.96	$5.81	$10.39
Value at end of period	$8.83	$7.61	$8.53	$6.96	$5.81
Number of accumulation units outstanding at end of period	49,432	45,924	57,530	9,911	27,567
ING EURO STOXX 50® INDEX PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$7.11	$8.75	$9.80	$10.14
Value at end of period	$8.52	$7.11	$8.75	$9.80
Number of accumulation units outstanding at end of period	1,784	0	0	455
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$14.70	$16.81	$13.32	$9.74	$16.30	$14.49	$13.18	$11.47	$9.41	$7.17
Value at end of period	$16.56	$14.70	$16.81	$13.32	$9.74	$16.30	$14.49	$13.18	$11.47	$9.41
Number of accumulation units outstanding at end of period	811,620	1,010,372	1,252,269	1,420,747	1,606,529	1,931,572	1,483,799	1,638,208	1,114,410	1,170,476
ING FRANKLIN INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.08	$11.00	$9.91	$7.64	$10.99	$10.90	$9.99
Value at end of period	$12.26	$11.08	$11.00	$9.91	$7.64	$10.99	$10.90
Number of accumulation units outstanding at end of period	278,388	280,115	297,547	368,963	326,241	270,226	142,742
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.63	$9.88	$9.01	$7.25	$11.86	$12.53
Value at end of period	$10.74	$9.63	$9.88	$9.01	$7.25	$11.86
Number of accumulation units outstanding at end of period	111,314	118,136	124,951	135,567	134,731	145,499

DVA Plus		CFI 57

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.18	$8.44	$7.75	$6.05	$9.58	$10.09
Value at end of period	$9.32	$8.18	$8.44	$7.75	$6.05	$9.58
Number of accumulation units outstanding at end of period	130,217	100,361	102,295	96,861	70,024	162,775
ING FTSE 100 INDEX® PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$10.33	$10.97	$10.26	$10.65
Value at end of period	$11.70	$10.33	$10.97	$10.26
Number of accumulation units outstanding at end of period	3,763	3,902	3,200	433
ING GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$8.83	$9.88
Value at end of period	$8.40	$8.83
Number of accumulation units outstanding at end of period	40,721	41,461
ING GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2003)
Value at beginning of period	$36.89	$41.33	$34.58	$25.59	$44.15	$33.72	$28.27	$20.89	$19.98	$13.36
Value at end of period	$35.21	$36.89	$41.33	$34.58	$25.59	$44.15	$33.72	$28.27	$20.89	$19.98
Number of accumulation units outstanding at end of period	97,577	123,084	174,269	223,048	303,749	316,831	330,956	385,687	330,848	210,633
ING GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.54	$9.99
Value at end of period	$10.79	$9.54
Number of accumulation units outstanding at end of period	558,357	684,332
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$8.49	$8.68	$7.77	$6.08	$9.95	$9.83
Value at end of period	$9.63	$8.49	$8.68	$7.77	$6.08	$9.95
Number of accumulation units outstanding at end of period	2,286,125	2,742,774	2,224,320	2,512,614	2,172,969	1,532
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.95	$13.66	$12.93	$10.19
Value at end of period	$13.81	$10.95	$13.66	$12.93
Number of accumulation units outstanding at end of period	12,123	9,738	27,622	8,843
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$9.35	$9.55	$8.56	$7.08	$11.51	$11.18	$9.96	$9.64	$8.90	$10.00
Value at end of period	$10.49	$9.35	$9.55	$8.56	$7.08	$11.51	$11.18	$9.96	$9.64	$8.90
Number of accumulation units outstanding at end of period	103,942	118,011	161,651	185,662	219,708	256,881	267,971	299,598	262,574	156,052
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$12.41	$12.81	$10.72	$8.30	$13.57	$13.12	$12.24	$11.24	$9.69
Value at end of period	$14.31	$12.41	$12.81	$10.72	$8.30	$13.57	$13.12	$12.24	$11.24
Number of accumulation units outstanding at end of period	26,941	30,163	39,171	70,781	117,089	171,859	108,782	138,848	43,030
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$11.79	$12.12	$10.07	$8.23	$12.63	$13.75	$12.33	$11.69	$10.25
Value at end of period	$12.99	$11.79	$12.12	$10.07	$8.23	$12.63	$13.75	$12.33	$11.69
Number of accumulation units outstanding at end of period	16,019	16,126	22,717	31,227	43,054	86,144	116,901	147,078	75,280
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$13.55	$12.85	$11.95	$10.93	$12.17	$11.72	$11.50	$11.37	$11.06	$10.62
Value at end of period	$14.52	$13.55	$12.85	$11.95	$10.93	$12.17	$11.72	$11.50	$11.37	$11.06
Number of accumulation units outstanding at end of period	387,319	472,680	519,722	557,196	570,876	646,304	443,958	453,906	447,751	277,417

DVA Plus		CFI 58

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.89	$8.01	$7.57	$6.05	$8.67
Value at end of period	$8.02	$6.89	$8.01	$7.57	$6.05
Number of accumulation units outstanding at end of period	41,892	34,798	42,289	32,930	3,329
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.53	$11.99	$10.60	$8.39	$13.44	$14.00	$12.30	$12.10
Value at end of period	$13.44	$11.53	$11.99	$10.60	$8.39	$13.44	$14.00	$12.30
Number of accumulation units outstanding at end of period	292,800	320,523	359,615	378,272	415,402	485,537	527,949	578,971
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.70	$12.07	$10.96	$9.12	$12.14	$11.96	$10.83	$10.35
Value at end of period	$12.93	$11.70	$12.07	$10.96	$9.12	$12.14	$11.96	$10.83
Number of accumulation units outstanding at end of period	121,858	148,295	188,722	222,360	306,848	94,763	108,471	56,894
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$26.51	$27.58	$24.95	$20.49	$30.77	$30.53	$26.79	$24.77	$22.09	$17.58
Value at end of period	$29.84	$26.51	$27.58	$24.95	$20.49	$30.77	$30.53	$26.79	$24.77	$22.09
Number of accumulation units outstanding at end of period	231,946	281,912	337,800	388,816	443,563	540,794	677,536	747,521	841,483	841,519
ING JAPAN TOPIX INDEX® PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$9.33	$11.00	$9.85	$9.77
Value at end of period	$9.86	$9.33	$11.00	$9.85
Number of accumulation units outstanding at end of period	89	2,041	5,714	378
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$18.81	$23.42	$19.82	$11.76	$24.56	$18.05	$13.53	$10.21	$8.83	$6.13
Value at end of period	$22.01	$18.81	$23.42	$19.82	$11.76	$24.56	$18.05	$13.53	$10.21	$8.83
Number of accumulation units outstanding at end of period	162,360	180,430	206,305	304,281	378,645	501,622	526,429	569,209	414,950	410,102
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.28	$10.28	$8.51	$6.89	$9.89
Value at end of period	$12.13	$10.28	$10.28	$8.51	$6.89
Number of accumulation units outstanding at end of period	79,203	60,593	63,348	46,439	16,589
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$14.96	$15.44	$12.40	$9.91	$14.40	$14.91	$13.01	$13.63	$10.32	$7.83
Value at end of period	$17.45	$14.96	$15.44	$12.40	$9.91	$14.40	$14.91	$13.01	$13.63	$10.32
Number of accumulation units outstanding at end of period	133,682	170,175	191,942	155,530	185,036	234,079	289,126	304,044	359,827	265,899
ING LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2012)
Value at beginning of period	$10.03
Value at end of period	$10.29
Number of accumulation units outstanding at end of period	1,169,152
ING LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2004)
Value at beginning of period	$13.66	$13.60	$12.11	$8.66	$12.16	$11.09	$10.69	$10.46	$9.58
Value at end of period	$15.81	$13.66	$13.60	$12.11	$8.66	$12.16	$11.09	$10.69	$10.46
Number of accumulation units outstanding at end of period	78,894	103,158	58,940	68,312	15,517	452	7,870	13,402	4,429
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.02	$10.05
Value at end of period	$11.26	$10.02
Number of accumulation units outstanding at end of period	152,572	176,268

DVA Plus

CFI 59

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING LIMITED MATURITY BOND PORTFOLIO
Value at beginning of period	$21.18	$21.31	$21.03	$19.97	$20.38	$19.61	$19.22	$19.25	$19.32	$19.12
Value at end of period	$21.12	$21.18	$21.31	$21.03	$19.97	$20.38	$19.61	$19.22	$19.25	$19.32
Number of accumulation units outstanding at end of period	108,190	122,106	146,749	176,680	219,747	290,852	374,384	502,204	644,003	1,037,485
ING LIQUID ASSETS PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$15.12	$15.38	$15.65	$15.88	$15.78	$15.30	$14.88	$14.73	$14.86	$15.01
Value at end of period	$14.85	$15.12	$15.38	$15.65	$15.88	$15.78	$15.30	$14.88	$14.73	$14.86
Number of accumulation units outstanding at end of period	511,459	598,840	840,172	1,166,416	1,879,418	811,220	726,596	616,216	909,498	1,358,557
ING MARSICO GROWTH PORTFOLIO
Value at beginning of period	$15.48	$16.02	$13.61	$10.73	$18.31	$16.32	$15.83	$14.79	$13.39	$10.27
Value at end of period	$17.11	$15.48	$16.02	$13.61	$10.73	$18.31	$16.32	$15.83	$14.79	$13.39
Number of accumulation units outstanding at end of period	449,519	547,117	625,390	678,195	831,820	1,004,788	1,188,362	1,378,150	1,545,306	1,718,678
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$25.30	$25.35	$23.49	$20.27	$26.57	$26.01	$23.65	$23.39	$21.42	$18.68
Value at end of period	$27.63	$25.30	$25.35	$23.49	$20.27	$26.57	$26.01	$23.65	$23.39	$21.42
Number of accumulation units outstanding at end of period	589,522	690,798	849,458	1,002,840	1,157,196	1,473,826	1,803,704	2,268,000	2,585,539	2,736,457
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$17.05	$16.31	$14.60	$11.19	$18.29	$14.61	$11.37	$10.11
Value at end of period	$18.98	$17.05	$16.31	$14.60	$11.19	$18.29	$14.61	$11.37
Number of accumulation units outstanding at end of period	159,354	185,601	222,450	243,983	300,770	492,070	371,440	299,953
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2004)
Value at beginning of period	$11.05	$11.33	$8.87	$6.40	$10.47	$8.49	$8.03	$7.42	$7.07
Value at end of period	$12.36	$11.05	$11.33	$8.87	$6.40	$10.47	$8.49	$8.03	$7.42
Number of accumulation units outstanding at end of period	648,471	781,461	913,587	1,022,912	1,136,532	99,085	127,480	176,312	183,674
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$18.15	$16.94	$15.13	$11.95	$17.03	$15.80	$13.25	$12.12	$10.95	$8.83
Value at end of period	$20.64	$18.15	$16.94	$15.13	$11.95	$17.03	$15.80	$13.25	$12.12	$10.95
Number of accumulation units outstanding at end of period	143,248	169,004	202,527	203,385	225,513	280,577	332,645	339,825	354,307	242,169
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.15	$11.87	$10.60	$8.81
Value at end of period	$12.36	$11.15	$11.87	$10.60
Number of accumulation units outstanding at end of period	8,319	24,032	5,692	6,048
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.82	$13.13	$11.54	$8.43	$14.41	$13.79	$11.94	$11.08
Value at end of period	$14.09	$11.82	$13.13	$11.54	$8.43	$14.41	$13.79	$11.94
Number of accumulation units outstanding at end of period	44,382	43,199	48,642	57,061	63,473	53,080	49,426	14,539
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$15.40	$15.01	$13.37	$9.11	$11.97	$11.84	$11.07	$10.79	$10.00
Value at end of period	$17.26	$15.40	$15.01	$13.37	$9.11	$11.97	$11.84	$11.07	$10.79
Number of accumulation units outstanding at end of period	620,937	726,481	863,810	886,425	1,037,282	1,353,495	1,629,201	1,906,679	2,230,184
ING PIMCO TOTAL RETURN BOND PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$17.91	$17.61	$16.64	$14.80	$14.46	$13.50	$13.17	$13.08	$12.70	$12.34
Value at end of period	$19.13	$17.91	$17.61	$16.64	$14.80	$14.46	$13.50	$13.17	$13.08	$12.70
Number of accumulation units outstanding at end of period	1,344,452	1,411,067	1,722,139	2,035,987	1,830,575	1,431,076	1,411,736	1,574,541	1,753,710	1,826,461

DVA Plus

CFI 60

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.83	$11.55	$10.15	$8.32	$12.97	$12.57	$10.95	$10.48
Value at end of period	$11.74	$10.83	$11.55	$10.15	$8.32	$12.97	$12.57	$10.95
Number of accumulation units outstanding at end of period	91,496	100,791	124,360	153,889	167,298	198,883	212,294	238,162
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.87	$11.65	$10.05	$8.17	$12.44	$12.00	$10.87	$10.04
Value at end of period	$11.86	$10.87	$11.65	$10.05	$8.17	$12.44	$12.00	$10.87
Number of accumulation units outstanding at end of period	639,659	759,847	924,260	1,113,811	1,217,638	892,352	1,051,006	1,230,020
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.10	$8.81	$8.31	$8.25
Value at end of period	$9.65	$9.10	$8.81	$8.31
Number of accumulation units outstanding at end of period	328,632	279,668	367,431	363,340
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.97	$10.27	$9.37	$9.21
Value at end of period	$11.06	$9.97	$10.27	$9.37
Number of accumulation units outstanding at end of period	967,993	1,055,184	1,232,540	1,317,406
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.32	$10.50	$9.62	$9.49
Value at end of period	$11.32	$10.32	$10.50	$9.62
Number of accumulation units outstanding at end of period	613,105	699,255	667,671	746,997
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.64	$10.60	$9.85	$9.75
Value at end of period	$11.52	$10.64	$10.60	$9.85
Number of accumulation units outstanding at end of period	784,921	888,475	916,906	958,263
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.28	$13.99	$12.66	$9.95
Value at end of period	$16.03	$14.28	$13.99	$12.66
Number of accumulation units outstanding at end of period	269,744	320,643	369,472	419,483
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.97	$8.94	$8.12	$6.69	$10.28
Value at end of period	$10.16	$8.97	$8.94	$8.12	$6.69
Number of accumulation units outstanding at end of period	658,566	785,637	998,454	1,134,062	38,475
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$13.46	$13.63	$12.48	$10.85
Value at end of period	$15.34	$13.46	$13.63	$12.48
Number of accumulation units outstanding at end of period	21,886	15,071	1,463	1,930
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$15.40	$16.03	$12.96	$10.40
Value at end of period	$17.48	$15.40	$16.03	$12.96
Number of accumulation units outstanding at end of period	277,169	322,879	415,384	463,277
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.91	$10.30	$8.39	$6.11	$10.64
Value at end of period	$11.36	$9.91	$10.30	$8.39	$6.11
Number of accumulation units outstanding at end of period	75,481	61,315	78,462	47,716	20,592

DVA Plus		CFI 61

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.07	$10.69	$8.63	$6.95	$10.16
Value at end of period	$11.46	$10.07	$10.69	$8.63	$6.95
Number of accumulation units outstanding at end of period	123,674	136,727	186,026	156,359	190,367
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$9.09	$9.20	$7.09	$5.52	$8.60	$7.97	$7.22	$6.75	$6.25	$4.59
Value at end of period	$10.27	$9.09	$9.20	$7.09	$5.52	$8.60	$7.97	$7.22	$6.75	$6.25
Number of accumulation units outstanding at end of period	214,984	247,873	286,727	320,361	376,713	459,626	564,312	678,759	812,724	952,613
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.39	$10.86	$8.91	$7.13	$9.79
Value at end of period	$11.66	$10.39	$10.86	$8.91	$7.13
Number of accumulation units outstanding at end of period	29,648	55,529	44,468	65,135	49,665
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$48.38	$47.85	$42.71	$32.62	$45.81	$44.67	$39.65	$37.46	$32.69	$26.57
Value at end of period	$54.41	$48.38	$47.85	$42.71	$32.62	$45.81	$44.67	$39.65	$37.46	$32.69
Number of accumulation units outstanding at end of period	635,942	730,033	894,237	1,034,928	1,168,272	1,535,092	1,758,893	1,977,649	2,090,601	2,065,649
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$27.86	$28.61	$25.33	$20.63	$32.65	$32.25	$27.56	$26.99	$23.91	$19.44
Value at end of period	$32.08	$27.86	$28.61	$25.33	$20.63	$32.65	$32.25	$27.56	$26.99	$23.91
Number of accumulation units outstanding at end of period	392,755	469,128	539,055	601,838	691,572	865,803	1,042,643	1,177,282	1,402,760	1,278,747
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$8.94	$9.23	$8.05	$5.75	$10.15	$10.11
Value at end of period	$10.42	$8.94	$9.23	$8.05	$5.75	$10.15
Number of accumulation units outstanding at end of period	61,096	95,002	109,783	80,480	16,757	9,218
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.55	$13.41	$11.99	$8.87	$17.88	$15.09	$12.39	$10.14
Value at end of period	$13.47	$11.55	$13.41	$11.99	$8.87	$17.88	$15.09	$12.39
Number of accumulation units outstanding at end of period	139,920	155,542	171,109	200,319	254,172	318,925	316,462	339,789
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.79	$10.18	$9.55	$7.37	$12.63	$11.16	$10.02
Value at end of period	$10.24	$8.79	$10.18	$9.55	$7.37	$12.63	$11.16
Number of accumulation units outstanding at end of period	544,244	107,339	138,277	140,510	133,335	68,022	10,499
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$19.09	$20.60	$19.46	$14.97	$25.26	$25.10	$20.96	$19.41	$17.80	$13.29
Value at end of period	$22.83	$19.09	$20.60	$19.46	$14.97	$25.26	$25.10	$20.96	$19.41	$17.80
Number of accumulation units outstanding at end of period	210,020	248,042	296,746	357,836	401,370	489,370	584,766	682,575	753,550	805,342
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.54	$10.98	$10.55	$10.17	$9.82
Value at end of period	$11.74	$11.54	$10.98	$10.55	$10.17
Number of accumulation units outstanding at end of period	144,863	254,563	212,507	223,479	374,087
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.05	$10.51	$9.47	$7.33	$12.43	$12.53	$11.16	$10.77
Value at end of period	$11.17	$10.05	$10.51	$9.47	$7.33	$12.43	$12.53	$11.16
Number of accumulation units outstanding at end of period	813	3,219	4,046	4,589	4,610	6,458	13,639	30,728

DVA Plus

CFI 62

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$7.60	$8.04	$7.73	$6.06	$9.95
Value at end of period	$8.59	$7.60	$8.04	$7.73	$6.06
Number of accumulation units outstanding at end of period	24,179	37,366	38,074	36,994	51,243
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$10.28
Value at end of period	$9.91
Number of accumulation units outstanding at end of period	70,263
PROFUND VP BULL
(Funds were first received in this option during August 2003)
Value at beginning of period	$8.15	$8.30	$7.50	$6.14	$10.03	$9.86	$8.83	$8.74	$8.18	$6.63
Value at end of period	$9.12	$8.15	$8.30	$7.50	$6.14	$10.03	$9.86	$8.83	$8.74	$8.18
Number of accumulation units outstanding at end of period	43,819	48,533	67,290	71,655	77,466	102,754	215,771	304,922	509,666	462,337
PROFUND VP EUROPE 30
(Funds were first received in this option during December 2003)
Value at beginning of period	$8.21	$9.17	$9.09	$6.99	$12.71	$11.29	$9.78	$9.21	$8.20	$6.02
Value at end of period	$9.40	$8.21	$9.17	$9.09	$6.99	$12.71	$11.29	$9.78	$9.21	$8.20
Number of accumulation units outstanding at end of period	27,824	33,595	41,583	47,001	51,597	69,260	148,846	186,919	132,397	188,000
PROFUND VP RISING RATES OPPORTUNITY
(Funds were first received in this option during October 2003)
Value at beginning of period	$3.00	$4.88	$5.91	$4.55	$7.47	$8.02	$7.41	$8.19	$9.35	$10.00
Value at end of period	$2.74	$3.00	$4.88	$5.91	$4.55	$7.47	$8.02	$7.41	$8.19	$9.35
Number of accumulation units outstanding at end of period	23,258	22,697	25,407	24,973	26,319	32,185	61,675	193,952	220,225	64,765

DVA Plus

CFI 63

FINANCIAL STATEMENTS ING USA Annuity and Life Insurance Company Separate Account B Year Ended December 31, 2012 with Report of Independent Registered Public Accounting Firm

S-1

This page intentionally left blank.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Financial Statements
Year Ended December 31, 2012

This page intentionally left blank.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants ING USA Annuity and Life Insurance Company

We have audited the accompanying financial statements of ING USA Annuity and Life Insurance Company
Separate Account B (the“Account”), which comprise the statements of assets and liabilities of each of the investment divisions disclosed in Note 1 as of December 31, 2012, and the related statements of operations for the year or period then ended, and the statements of changes in net assets for the years or periods ended December 31, 2012 and 2011.  These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight
Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the transfer agents or fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the investment divisions disclosed in Note 1 constituting ING USA Annuity and Life Insurance Company Separate Account B at December 31, 2012, the results of their operations for the year or period then ended, and the changes in their net assets for the years or periods ended December 31, 2012 and 2011, in conformity with U.S. generally accepted accounting principles.

/s/Ernst & Young LLP
Atlanta, Georgia
April 3, 2013

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

				Columbia Small
	BlackRock	Columbia Asset	Columbia Small	Company	Columbia VP
	Global	Allocation	Cap Value	Growth Fund,	Large Cap
	Allocation V.I.	Fund, Variable	Fund, Variable	Variable Series -	Growth Fund -
	Fund - Class III	Series - Class A	Series - Class B	Class A	Class 1
Assets
Investments in mutual funds
at fair value	$ 993,488	$ 325	$ 128,890	$ 13	$ 299
Total assets	993,488	325	128,890	13	299

Liabilities
Payable to related parties	75	-	23	-	-
Total liabilities	75	-	23	-	-
Net assets	$ 993,413	$ 325	$ 128,867	$ 13	$ 299

Total number of mutual fund shares	69,280,864	24,867	8,391,271	968	37,620

Cost of mutual fund shares	$ 928,184	$ 339	$ 143,177	$ 12	$ 283

The accompanying notes are an integral part of these financial statements.
2

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

	Columbia VP	Fidelity® VIP	Fidelity® VIP	Franklin Small
	Short Duration	Equity-Income	Contrafund®	Cap Value	ING Balanced
	US Government	Portfolio -	Portfolio -	Securities	Portfolio -
	Fund - Class 1	Service Class 2	Service Class 2	Fund - Class 2	Class S
Assets
Investments in mutual funds
at fair value	$ 3	$ 159,116	$ 670,399	$ 11,060	$ 4,876
Total assets	3	159,116	670,399	11,060	4,876

Liabilities
Payable to related parties	-	21	66	-	-
Total liabilities	-	21	66	-	-
Net assets	$ 3	$ 159,095	$ 670,333	$ 11,060	$ 4,876

Total number of mutual fund shares	324	8,109,891	25,784,592	606,704	399,691

Cost of mutual fund shares	$ 3	$ 189,411	$ 601,876	$ 7,150	$ 4,714

The accompanying notes are an integral part of these financial statements.
3

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

				ING American
			ING American	Funds
	ING	ING American	Funds Global	International	ING American
	Intermediate	Funds Asset	Growth and	Growth and	Funds
	Bond Portfolio -	Allocation	Income	Income	International
	Class S	Portfolio	Portfolio	Portfolio	Portfolio
Assets
Investments in mutual funds
at fair value	$ 1,185,699	$ 392,947	$ 14,790	$ 11,030	$ 1,009,153
Total assets	1,185,699	392,947	14,790	11,030	1,009,153

Liabilities
Payable to related parties	125	30	1	1	106
Total liabilities	125	30	1	1	106
Net assets	$ 1,185,574	$ 392,917	$ 14,789	$ 11,029	$ 1,009,047

Total number of mutual fund shares	91,985,927	35,918,349	1,343,313	1,068,815	62,178,250

Cost of mutual fund shares	$ 1,109,604	$ 286,115	$ 13,654	$ 10,543	$ 1,119,263

The accompanying notes are an integral part of these financial statements.
4

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

				ING BlackRock
	ING American	ING BlackRock	ING BlackRock	Large Cap	ING BlackRock
	Funds World	Health Sciences	Inflation	Growth	Large Cap
	Allocation	Opportunities	Protected Bond	Portfolio -	Growth
	Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Service Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 185,983	$ 198,656	$ 568,906	$ 69	$ 146,132
Total assets	185,983	198,656	568,906	69	146,132

Liabilities
Payable to related parties	16	26	50	-	18
Total liabilities	16	26	50	-	18
Net assets	$ 185,967	$ 198,630	$ 568,856	$ 69	$ 146,114

Total number of mutual fund shares	17,078,366	14,914,124	51,954,910	6,292	13,406,612

Cost of mutual fund shares	$ 192,156	$ 161,385	$ 559,157	$ 70	$ 127,424

The accompanying notes are an integral part of these financial statements.
5

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

		ING Clarion	ING Clarion
		Global Real	Global Real	ING Clarion	ING Clarion
		Estate	Estate	Real Estate	Real Estate
	ING Bond	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Portfolio	Service Class	Service 2 Class	Service Class	Service 2 Class
Assets
Investments in mutual funds
at fair value	$ 446,320	$ 130,689	$ 1,935	$ 283,312	$ 20,240
Total assets	446,320	130,689	1,935	283,312	20,240

Liabilities
Payable to related parties	37	13	-	53	3
Total liabilities	37	13	-	53	3
Net assets	$ 446,283	$ 130,676	$ 1,935	$ 283,259	$ 20,237

Total number of mutual fund shares	42,628,491	11,763,178	173,256	10,438,908	749,891

Cost of mutual fund shares	$ 422,752	$ 105,915	$ 1,627	$ 228,046	$ 17,590

The accompanying notes are an integral part of these financial statements.
6

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

	ING DFA	ING FMRSM	ING FMRSM	ING Franklin	ING Franklin
	World Equity	Diversified Mid	Diversified Mid	Income	Income
	Portfolio -	Cap Portfolio -	Cap Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service 2 Class	Service Class	Service 2 Class
Assets
Investments in mutual funds
at fair value	$ 160,733	$ 596,416	$ 30,182	$ 483,726	$ 10,260
Total assets	160,733	596,416	30,182	483,726	10,260

Liabilities
Payable to related parties	15	99	4	46	1
Total liabilities	15	99	4	46	1
Net assets	$ 160,718	$ 596,317	$ 30,178	$ 483,680	$ 10,259

Total number of mutual fund shares	18,182,444	38,778,680	1,973,969	46,918,127	997,066

Cost of mutual fund shares	$ 130,661	$ 528,972	$ 26,511	$ 443,923	$ 9,169

The accompanying notes are an integral part of these financial statements.
7

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

ING Franklin
Templeton
	ING Franklin	Founding	ING Global	ING Global	ING Global
	Mutual Shares	Strategy	Resources	Resources	Resources
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Adviser Class	Service Class	Service 2 Class
Assets
Investments in mutual funds
at fair value	$ 176,583	$ 768,338	$ 72,220	$ 410,721	$ 21,588
Total assets	176,583	768,338	72,220	410,721	21,588

Liabilities
Payable to related parties	16	72	6	59	3
Total liabilities	16	72	6	59	3
Net assets	$ 176,567	$ 768,266	$ 72,214	$ 410,662	$ 21,585

Total number of mutual fund shares	20,485,276	85,276,173	3,970,292	21,940,225	1,160,623

Cost of mutual fund shares	$ 159,150	$ 704,778	$ 79,814	$ 447,732	$ 25,139

The accompanying notes are an integral part of these financial statements.
8

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

	ING Invesco	ING Invesco
	Van Kampen	Van Kampen	ING JPMorgan	ING JPMorgan	ING JPMorgan
	Growth and	Growth and	Emerging	Emerging	Small Cap Core
	Income	Income	Markets Equity	Markets Equity	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 373,710	$ 44,652	$ 565,618	$ 26,946	$ 223,987
Total assets	373,710	44,652	565,618	26,946	223,987

Liabilities
Payable to related parties	66	5	70	3	23
Total liabilities	66	5	70	3	23
Net assets	$ 373,644	$ 44,647	$ 565,548	$ 26,943	$ 223,964

Total number of mutual fund shares	15,841,889	1,904,123	27,167,029	1,306,787	14,630,105

Cost of mutual fund shares	$ 356,075	$ 45,831	$ 519,966	$ 24,254	$ 184,392

The accompanying notes are an integral part of these financial statements.
9

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

	ING JPMorgan
	Small Cap Core	ING Large Cap	ING Large Cap	ING Large Cap
	Equity	Growth	Growth	Growth	ING Large Cap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Value Portfolio -
	Service 2 Class	Adviser Class	Service Class	Service 2 Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 33,174	$ 1,901,488	$ 214,566	$ 856	$ 76,891
Total assets	33,174	1,901,488	214,566	856	76,891

Liabilities
Payable to related parties	4	209	26	-	11
Total liabilities	4	209	26	-	11
Net assets	$ 33,170	$ 1,901,279	$ 214,540	$ 856	$ 76,880

Total number of mutual fund shares	2,183,965	134,191,101	14,686,245	58,889	8,412,544

Cost of mutual fund shares	$ 27,289	$ 1,803,880	$ 197,437	$ 655	$ 70,123

The accompanying notes are an integral part of these financial statements.
10

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

	ING Limited	ING Liquid	ING Liquid	ING Marsico	ING Marsico
	Maturity Bond	Assets	Assets	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service 2 Class	Service Class	Service 2 Class
Assets
Investments in mutual funds
at fair value	$ 62,741	$ 822,886	$ 15,421	$ 405,326	$ 16,540
Total assets	62,741	822,886	15,421	405,326	16,540

Liabilities
Payable to related parties	14	131	2	84	2
Total liabilities	14	131	2	84	2
Net assets	$ 62,727	$ 822,755	$ 15,419	$ 405,242	$ 16,538

Total number of mutual fund shares	6,145,038	822,886,171	15,420,738	21,525,553	884,955

Cost of mutual fund shares	$ 64,909	$ 822,886	$ 15,421	$ 330,271	$ 13,371

The accompanying notes are an integral part of these financial statements.
11

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

				ING Morgan	ING Morgan
	ING MFS Total	ING MFS Total	ING MFS	Stanley Global	Stanley Global
	Return	Return	Utilities	Franchise	Franchise
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service Class	Service 2 Class
Assets
Investments in mutual funds
at fair value	$ 614,174	$ 30,936	$ 460,236	$ 357,557	$ 59,533
Total assets	614,174	30,936	460,236	357,557	59,533

Liabilities
Payable to related parties	102	4	61	40	7
Total liabilities	102	4	61	40	7
Net assets	$ 614,072	$ 30,932	$ 460,175	$ 357,517	$ 59,526

Total number of mutual fund shares	38,100,132	1,937,119	30,682,396	21,749,227	3,643,375

Cost of mutual fund shares	$ 596,601	$ 31,475	$ 429,376	$ 294,482	$ 48,975

The accompanying notes are an integral part of these financial statements
12

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

	ING
	Oppenheimer
	Active	ING PIMCO	ING PIMCO	ING PIMCO
	Allocation	High Yield	Total Return	Total Return	ING Pioneer
	Portfolio -	Portfolio -	Bond Portfolio -	Bond Portfolio -	Fund Portfolio -
	Service Class	Service Class	Service Class	Service 2 Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 49,207	$ 590,793	$ 2,930,217	$ 64,895	$ 45,388
Total assets	49,207	590,793	2,930,217	64,895	45,388

Liabilities
Payable to related parties	4	66	255	6	6
Total liabilities	4	66	255	6	6
Net assets	$ 49,203	$ 590,727	$ 2,929,962	$ 64,889	$ 45,382

Total number of mutual fund shares	4,389,572	55,577,890	239,985,052	5,345,537	3,967,520

Cost of mutual fund shares	$ 47,082	$ 545,878	$ 2,867,371	$ 62,565	$ 45,005

The accompanying notes are an integral part of these financial statements.
13

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

				ING Retirement
	ING Pioneer	ING Retirement	ING Retirement	Moderate	ING Retirement
	Mid Cap Value	Conservative	Growth	Growth	Moderate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Adviser Class	Adviser Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 438,357	$ 584,981	$ 4,209,105	$ 2,853,203	$ 1,668,639
Total assets	438,357	584,981	4,209,105	2,853,203	1,668,639

Liabilities
Payable to related parties	72	56	614	322	175
Total liabilities	72	56	614	322	175
Net assets	$ 438,285	$ 584,925	$ 4,208,491	$ 2,852,881	$ 1,668,464

Total number of mutual fund shares	38,758,363	61,706,844	372,817,093	248,320,581	144,096,661

Cost of mutual fund shares	$ 419,112	$ 544,421	$ 3,457,821	$ 2,375,532	$ 1,418,866

The accompanying notes are an integral part of these financial statements.
14

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING T. Rowe	ING T. Rowe	ING T. Rowe
	Price Capital	Price Capital	Price Equity	Price Equity	Price
	Appreciation	Appreciation	Income	Income	International
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Stock Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 2,461,723	$ 77,170	$ 645,295	$ 24,317	$ 144,838
Total assets	2,461,723	77,170	645,295	24,317	144,838

Liabilities
Payable to related parties	295	8	88	3	17
Total liabilities	295	8	88	3	17
Net assets	$ 2,461,428	$ 77,162	$ 645,207	$ 24,314	$ 144,821

Total number of mutual fund shares	98,233,143	3,091,765	49,071,851	1,863,343	12,379,340

Cost of mutual fund shares	$ 2,213,336	$ 71,673	$ 590,428	$ 23,420	$ 155,819

The accompanying notes are an integral part of these financial statements.
15

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

				ING American
	ING Templeton	ING Templeton		Century Small-	ING Baron
	Global Growth	Global Growth	ING Diversified	Mid Cap Value	Growth
	Portfolio -	Portfolio -	International	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Fund - Class R	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 243,298	$ 4,627	$ 100	$ 1,828	$ 351,077
Total assets	243,298	4,627	100	1,828	351,077

Liabilities
Payable to related parties	35	-	-	-	-
Total liabilities	35	-	-	-	-
Net assets	$ 243,263	$ 4,627	$ 100	$ 1,828	$ 351,077

Total number of mutual fund shares	19,448,305	372,256	10,906	151,946	15,145,683

Cost of mutual fund shares	$ 237,589	$ 4,570	$ 119	$ 1,615	$ 250,122

The accompanying notes are an integral part of these financial statements.
16

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

	ING Columbia
	Small Cap	ING Davis New		ING Growth	ING Growth
	Value II	York Venture	ING Global	and Income	and Income
	Portfolio -	Portfolio -	Bond Portfolio -	Core Portfolio -	Core Portfolio -
	Service Class	Service Class	Service Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 125,010	$ 244,783	$ 8,567	$ 711	$ 5,715
Total assets	125,010	244,783	8,567	711	5,715

Liabilities
Payable to related parties	11	19	-	-	1
Total liabilities	11	19	-	-	1
Net assets	$ 124,999	$ 244,764	$ 8,567	$ 711	$ 5,714

Total number of mutual fund shares	10,908,387	13,055,071	746,217	23,722	191,771

Cost of mutual fund shares	$ 84,068	$ 206,471	$ 8,363	$ 649	$ 5,812

The accompanying notes are an integral part of these financial statements.
17

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

		ING Invesco	ING Invesco
	ING Invesco	Van Kampen	Van Kampen		ING
	Van Kampen	Equity and	Equity and	ING JPMorgan	Oppenheimer
	Comstock	Income	Income	Mid Cap Value	Global
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Service Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 189,092	$ 1,521	$ 176,309	$ 168,053	$ 4,776
Total assets	189,092	1,521	176,309	168,053	4,776

Liabilities
Payable to related parties	20	19	-	13	1
Total liabilities	20	19	-	13	1
Net assets	$ 189,072	$ 1,502	$ 176,309	$ 168,040	$ 4,775

Total number of mutual fund shares	16,428,471	41,762	4,866,380	10,063,027	317,151

Cost of mutual fund shares	$ 163,261	$ 1,389	$ 152,753	$ 142,410	$ 4,237

The accompanying notes are an integral part of these financial statements.
18

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

	ING
	Oppenheimer	ING PIMCO
	Global	Total Return	ING Solution	ING Solution	ING Solution
	Portfolio -	Portfolio -	2015 Portfolio -	2025 Portfolio -	2035 Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 130,904	$ 5,259	$ 15,403	$ 16,393	$ 9,409
Total assets	130,904	5,259	15,403	16,393	9,409

Liabilities
Payable to related parties	13	-	-	1	1
Total liabilities	13	-	-	1	1
Net assets	$ 130,891	$ 5,259	$ 15,403	$ 16,392	$ 9,408

Total number of mutual fund shares	8,947,627	431,429	1,358,310	1,410,797	786,736

Cost of mutual fund shares	$ 123,015	$ 4,787	$ 13,871	$ 13,141	$ 8,072

The accompanying notes are an integral part of these financial statements.
19

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

			ING T. Rowe
			Price Diversified	ING T. Rowe
		ING Solution	Mid Cap	Price Growth	ING Templeton
	ING Solution	Income	Growth	Equity	Foreign Equity
	2045 Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 1,283	$ 5,875	$ 8,501	$ 158,188	$ 609,723
Total assets	1,283	5,875	8,501	158,188	609,723

Liabilities
Payable to related parties	-	-	-	14	74
Total liabilities	-	-	-	14	74
Net assets	$ 1,283	$ 5,875	$ 8,501	$ 158,174	$ 609,649

Total number of mutual fund shares	106,007	532,630	988,474	2,506,544	54,979,560

Cost of mutual fund shares	$ 1,139	$ 5,499	$ 5,829	$ 146,691	$ 532,124

The accompanying notes are an integral part of these financial statements.
20

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

	ING UBS U.S.	ING Strategic	ING Strategic	ING Strategic
	Large Cap	Allocation	Allocation	Allocation	ING Growth
	Equity	Conservative	Growth	Moderate	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Class S	Class S	Class S	Class A
Assets
Investments in mutual funds
at fair value	$ 5,110	$ 1,560	$ 505	$ 1,042	$ 1,198,383
Total assets	5,110	1,560	505	1,042	1,198,383

Liabilities
Payable to related parties	-	-	-	-	131
Total liabilities	-	-	-	-	131
Net assets	$ 5,110	$ 1,560	$ 505	$ 1,042	$ 1,198,252

Total number of mutual fund shares	524,668	141,051	46,244	94,763	49,316,153

Cost of mutual fund shares	$ 5,270	$ 1,541	$ 525	$ 988	$ 1,098,809

The accompanying notes are an integral part of these financial statements.
21

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

	ING Growth	ING Growth
	and Income	and Income	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Portfolio -	Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Class I	Class S	Series 11	Series 12	Series 13
Assets
Investments in mutual funds
at fair value	$ 65	$ 701,339	$ 3,515	$ 1,696	$ 6,922
Total assets	65	701,339	3,515	1,696	6,922

Liabilities
Payable to related parties	-	118	-	-	1
Total liabilities	-	118	-	-	1
Net assets	$ 65	$ 701,221	$ 3,515	$ 1,696	$ 6,921

Total number of mutual fund shares	2,647	28,837,959	455,911	221,363	725,568

Cost of mutual fund shares	$ 63	$ 581,236	$ 3,904	$ 1,982	$ 7,086

The accompanying notes are an integral part of these financial statements.
22

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

ING BlackRock
Science and
		Technology	ING Euro	ING FTSE 100
	ING GET U.S.	Opportunities	STOXX 50®	Index®	ING Hang Seng
	Core Portfolio -	Portfolio -	Index Portfolio -	Portfolio -	Index Portfolio -
	Series 14	Class S	Class A	Class A	Class S
Assets
Investments in mutual funds
at fair value	$ 23,807	$ 186,226	$ 8,829	$ 2,261	$ 52,714
Total assets	23,807	186,226	8,829	2,261	52,714

Liabilities
Payable to related parties	7	21	1	-	4
Total liabilities	7	21	1	-	4
Net assets	$ 23,800	$ 186,205	$ 8,828	$ 2,261	$ 52,710

Total number of mutual fund shares	2,402,368	34,939,219	891,796	184,590	3,714,855

Cost of mutual fund shares	$ 24,218	$ 188,992	$ 8,128	$ 2,204	$ 51,079

The accompanying notes are an integral part of these financial statements.
23

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

	ING Index Plus	ING Index Plus	ING Index Plus	ING	ING Japan
	LargeCap	MidCap	SmallCap	International	TOPIX Index®
	Portfolio -	Portfolio -	Portfolio -	Index Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S	Class A
Assets
Investments in mutual funds
at fair value	$ 120,491	$ 108,190	$ 81,430	$ 45,023	$ 4,665
Total assets	120,491	108,190	81,430	45,023	4,665

Liabilities
Payable to related parties	19	13	10	4	1
Total liabilities	19	13	10	4	1
Net assets	$ 120,472	$ 108,177	$ 81,420	$ 45,019	$ 4,664

Total number of mutual fund shares	7,906,217	6,161,156	5,315,306	5,353,460	498,963

Cost of mutual fund shares	$ 118,964	$ 102,969	$ 79,728	$ 43,065	$ 4,846

The accompanying notes are an integral part of these financial statements.
24

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

	ING Russell™		ING Russell™	ING Russell™
	Large Cap	ING Russell™	Large Cap	Mid Cap	ING Russell™
	Growth Index	Large Cap	Value Index	Growth Index	Mid Cap Index
	Portfolio -	Index Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S	Class S
Assets
Investments in mutual funds
at fair value	$ 152,883	$ 330,068	$ 61,927	$ 246,598	$ 123,550
Total assets	152,883	330,068	61,927	246,598	123,550

Liabilities
Payable to related parties	23	59	5	44	8
Total liabilities	23	59	5	44	8
Net assets	$ 152,860	$ 330,009	$ 61,922	$ 246,554	$ 123,542

Total number of mutual fund shares	9,149,177	30,088,282	4,354,921	13,460,566	9,995,967

Cost of mutual fund shares	$ 127,254	$ 269,005	$ 57,774	$ 180,685	$ 116,116

The accompanying notes are an integral part of these financial statements.
25

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

				ING
				WisdomTreeSM
	ING Russell™	ING Small		Global High-	ING
	Small Cap Index	Company	ING U.S. Bond	Yielding Equity	International
	Portfolio -	Portfolio -	Index Portfolio -	Index Portfolio -	Value Portfolio -
	Class S	Class S	Class S	Class S	Class S
Assets
Investments in mutual funds
at fair value	$ 151,314	$ 82,215	$ 241,749	$ 176,345	$ 6,905
Total assets	151,314	82,215	241,749	176,345	6,905

Liabilities
Payable to related parties	14	6	25	17	-
Total liabilities	14	6	25	17	-
Net assets	$ 151,300	$ 82,209	$ 241,724	$ 176,328	$ 6,905

Total number of mutual fund shares	11,839,889	4,248,830	22,097,739	21,427,048	826,951

Cost of mutual fund shares	$ 144,806	$ 71,876	$ 241,275	$ 143,598	$ 8,051

The accompanying notes are an integral part of these financial statements.
26

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

			Legg Mason		Oppenheimer
			ClearBridge		Main Street
	ING MidCap	ING SmallCap	Variable Large	Western Asset	Small- & Mid-
	Opportunities	Opportunities	Cap Value	Variable High	Cap
	Portfolio -	Portfolio -	Portfolio -	Income	Fund®/VA -
	Class S	Class S	Class I	Portfolio	Service Class
Assets
Investments in mutual funds
at fair value	$ 349,433	$ 58,288	$ 73	$ 65	$ 1,478
Total assets	349,433	58,288	73	65	1,478

Liabilities
Payable to related parties	66	10	-	-	-
Total liabilities	66	10	-	-	-
Net assets	$ 349,367	$ 58,278	$ 73	$ 65	$ 1,478

Total number of mutual fund shares	27,798,939	2,693,511	4,759	10,879	74,033

Cost of mutual fund shares	$ 285,764	$ 49,128	$ 77	$ 63	$ 1,003

The accompanying notes are an integral part of these financial statements.
27

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

	PIMCO Real
	Return	Pioneer Equity
	Portfolio -	Income VCT			ProFund VP
	Administrative	Portfolio -	ProFund VP	ProFund VP	Rising Rates
	Class	Class II	Bull	Europe 30	Opportunity
Assets
Investments in mutual funds
at fair value	$ 14,814	$ 13,428	$ 11,204	$ 6,720	$ 5,178
Total assets	14,814	13,428	11,204	6,720	5,178

Liabilities
Payable to related parties	-	-	3	1	1
Total liabilities	-	-	3	1	1
Net assets	$ 14,814	$ 13,428	$ 11,201	$ 6,719	$ 5,177

Total number of mutual fund shares	1,039,548	621,675	379,529	311,235	741,864

Cost of mutual fund shares	$ 13,947	$ 11,704	$ 11,612	$ 8,073	$ 12,318

The accompanying notes are an integral part of these financial statements.
28

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

	Invesco Van
	Kampen		Wells Fargo		Wells Fargo
	American	Wells Fargo	Advantage VT	Wells Fargo	Advantage VT
	Franchise	Advantage VT	Index Asset	Advantage VT	Small Cap
	Fund - Class I	Omega Growth	Allocation	Intrinsic Value	Growth
	Shares	Fund - Class 2	Fund - Class 2	Fund - Class 2	Fund - Class 2
Assets
Investments in mutual funds
at fair value	$ 16,728	$ 1,122	$ 1,443	$ 747	$ 233
Total assets	16,728	1,122	1,443	747	233

Liabilities
Payable to related parties	3	-	-	-	-
Total liabilities	3	-	-	-	-
Net assets	$ 16,725	$ 1,122	$ 1,443	$ 747	$ 233

Total number of mutual fund shares	461,085	44,645	107,139	51,088	29,522

Cost of mutual fund shares	$ 17,157	$ 870	$ 1,346	$ 695	$ 179

The accompanying notes are an integral part of these financial statements.
29

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

Wells Fargo
Advantage VT
Total Return
Bond Fund
Assets
Investments in mutual funds
at fair value	$ 712
Total assets	712

Liabilities
Payable to related parties	-
Total liabilities	-
Net assets	$ 712

Total number of mutual fund shares	65,786

Cost of mutual fund shares	$ 663

The accompanying notes are an integral part of these financial statements.
30

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

					Columbia Small
		BlackRock	Columbia Asset	Columbia Small	Company
	Invesco V.I.	Global	Allocation	Cap Value	Growth Fund,
	Leisure Fund -	Allocation V.I.	Fund, Variable	Fund, Variable	Variable
	Series I Shares	Fund - Class III	Series - Class A	Series - Class B	Series - Class A
Net investment income (loss)
Income:
Dividends	$ 30	$ 14,487	$ 7	$ 373	$ -
Total investment income	30	14,487	7	373	-
Expenses:
Mortality, expense risk
and other charges	103	18,048	5	2,316	-
Annual administrative charges	(1)	155	-	45	-
Contingent deferred sales charges	2	362	-	52	-
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	43	8,602	-	1,121	-
Amortization of deferred charges	-	-	-	-	-
Total expenses	147	27,167	5	3,534	-
Net investment income (loss)	(117)	(12,680)	2	(3,161)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,876	55,930	(1)	(2,841)	-
Capital gains distributions	-	3,265	-	5,992	-
Total realized gain (loss) on investments
and capital gains distributions	1,876	59,195	(1)	3,151	-
Net unrealized appreciation
(depreciation) of investments	1,714	25,261	31	10,402	1
Net realized and unrealized gain (loss)
on investments	3,590	84,456	30	13,553	1
Net increase (decrease) in net assets
resulting from operations	$ 3,473	$ 71,776	$ 32	$ 10,392	$ 1

The accompanying notes are an integral part of these financial statements.
31

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	Columbia VP	Columbia VP	Fidelity® VIP	Fidelity® VIP	Franklin Small
	Large Cap	Short Duration Equity-Income		Contrafund®	Cap Value
	Growth Fund -	US Government	Portfolio -	Portfolio -	Securities
	Class 1	Fund - Class 1	Service Class 2	Service Class 2	Fund - Class 2
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 4,547	$ 7,472	$ 88
Total investment income	-	-	4,547	7,472	88
Expenses:
Mortality, expense risk
and other charges	5	-	2,700	11,448	122
Annual administrative charges	-	-	45	141	1
Contingent deferred sales charges	-	-	72	347	1
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	-	-	1,107	4,801	58
Amortization of deferred charges	-	-	-	-	-
Total expenses	5	-	3,924	16,737	182
Net investment income (loss)	(5)	-	623	(9,265)	(94)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	-	(6,170)	(37,161)	(138)
Capital gains distributions	-	-	10,260	-	-
Total realized gain (loss) on investments
and capital gains distributions	1	-	4,090	(37,161)	(138)
Net unrealized appreciation
(depreciation) of investments	54	-	16,690	132,644	1,986
Net realized and unrealized gain (loss)
on investments	55	-	20,780	95,483	1,848
Net increase (decrease) in net assets
resulting from operations	$ 50	$ -	$ 21,403	$ 86,218	$ 1,754

The accompanying notes are an integral part of these financial statements.
32

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

				ING American
		ING	ING American	Funds Global
	ING Balanced	Intermediate	Funds Asset	Growth and	ING American
	Portfolio -	Bond Portfolio -	Allocation	Income	Funds Growth
	Class S	Class S	Portfolio	Portfolio	Portfolio
Net investment income (loss)
Income:
Dividends	$ 149	$ 50,880	$ 4,867	$ 156	$ 1,354
Total investment income	149	50,880	4,867	156	1,354
Expenses:
Mortality, expense risk
and other charges	62	20,021	6,283	179	18,925
Annual administrative charges	1	263	65	3	42
Contingent deferred sales charges	-	847	247	6	652
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	8	8,124	3,012	73	8,431
Amortization of deferred charges	-	-	-	-	-
Total expenses	71	29,255	9,607	261	28,050
Net investment income (loss)	78	21,625	(4,740)	(105)	(26,696)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(213)	(9,267)	3,338	(11)	(46,498)
Capital gains distributions	-	-	947	10	39,311
Total realized gain (loss) on investments
and capital gains distributions	(213)	(9,267)	4,285	(1)	(7,187)
Net unrealized appreciation
(depreciation) of investments	754	63,614	43,813	1,427	150,180
Net realized and unrealized gain (loss)
on investments	541	54,347	48,098	1,426	142,993
Net increase (decrease) in net assets
resulting from operations	$ 619	$ 75,972	$ 43,358	$ 1,321	$ 116,297

The accompanying notes are an integral part of these financial statements.
33

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING American
	Funds		ING American
	International	ING American	Funds World	ING Artio	ING Artio
	Growth and	Funds	Allocation	Foreign	Foreign
	Income	International	Portfolio -	Portfolio -	Portfolio -
	Portfolio	Portfolio	Service Class	Service Class	Service 2 Class
Net investment income (loss)
Income:
Dividends	$ 126	$ 13,479	$ 2,625	$ 4,727	$ 333
Total investment income	126	13,479	2,625	4,727	333
Expenses:
Mortality, expense risk
and other charges	124	17,180	3,166	3,657	328
Annual administrative charges	2	217	32	11	1
Contingent deferred sales charges	5	521	79	111	4
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	60	7,484	1,587	1,566	171
Amortization of deferred charges	-	-	-	-	-
Total expenses	191	25,402	4,864	5,345	504
Net investment income (loss)	(65)	(11,923)	(2,239)	(618)	(171)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(62)	(65,844)	651	(207,064)	(16,017)
Capital gains distributions	21	-	14,283	-	-
Total realized gain (loss) on investments
and capital gains distributions	(41)	(65,844)	14,934	(207,064)	(16,017)
Net unrealized appreciation
(depreciation) of investments	877	211,784	5,035	212,846	16,511
Net realized and unrealized gain (loss)
on investments	836	145,940	19,969	5,782	494
Net increase (decrease) in net assets
resulting from operations	$ 771	$ 134,017	$ 17,730	$ 5,164	$ 323

The accompanying notes are an integral part of these financial statements.

		34

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

			ING BlackRock
	ING BlackRock	ING BlackRock	Large Cap	ING BlackRock
	Health Sciences	Inflation	Growth	Large Cap
	Opportunities Protected Bond		Portfolio -	Growth
	Portfolio -	Portfolio -	Institutional	Portfolio -	ING Bond
	Service Class	Service Class	Class	Service Class	Portfolio
Net investment income (loss)
Income:
Dividends	$ 1,387	$ 3,582	$ -	$ 724	$ 11,913
Total investment income	1,387	3,582	-	724	11,913
Expenses:
Mortality, expense risk
and other charges	3,362	9,271	1	2,613	7,522
Annual administrative charges	55	100	-	40	75
Contingent deferred sales charges	115	680	-	82	425
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	1,440	4,065	-	1,075	3,573
Amortization of deferred charges	-	-	-	-	-
Total expenses	4,972	14,116	1	3,810	11,595
Net investment income (loss)	(3,585)	(10,534)	(1)	(3,086)	318

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,696	6,960	(13)	13,265	12,152
Capital gains distributions	2,910	27,469	-	-	11,677
Total realized gain (loss) on investments
and capital gains distributions	5,606	34,429	(13)	13,265	23,829
Net unrealized appreciation
(depreciation) of investments	25,003	(5,449)	31	5,868	(7,352)
Net realized and unrealized gain (loss)
on investments	30,609	28,980	18	19,133	16,477
Net increase (decrease) in net assets
resulting from operations	$ 27,024	$ 18,446	$ 17	$ 16,047	$ 16,795

The accompanying notes are an integral part of these financial statements.
35

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING Clarion	ING Clarion
	Global Real	Global Real	ING Clarion	ING Clarion	ING DFA
	Estate	Estate	Real Estate	Real Estate	World Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 690	$ 7	$ 2,853	$ 181	$ 3,373
Total investment income	690	7	2,853	181	3,373
Expenses:
Mortality, expense risk
and other charges	2,167	34	5,119	372	2,671
Annual administrative charges	28	-	113	5	30
Contingent deferred sales charges	86	-	178	5	98
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	977	18	1,854	189	1,350
Amortization of deferred charges	-	-	-	-	-
Total expenses	3,258	52	7,264	571	4,149
Net investment income (loss)	(2,568)	(45)	(4,411)	(390)	(776)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3,587)	(105)	(22,078)	(884)	(3,040)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(3,587)	(105)	(22,078)	(884)	(3,040)
Net unrealized appreciation
(depreciation) of investments	32,157	529	62,236	3,677	26,004
Net realized and unrealized gain (loss)
on investments	28,570	424	40,158	2,793	22,964
Net increase (decrease) in net assets
resulting from operations	$ 26,002	$ 379	$ 35,747	$ 2,403	$ 22,188

The accompanying notes are an integral part of these financial statements.
36

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING FMRSM	ING FMRSM	ING Franklin	ING Franklin	ING Franklin
	Diversified Mid	Diversified Mid	Income	Income	Mutual Shares
	Cap Portfolio -	Cap Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 3,640	$ 146	$ 28,040	$ 552	$ 2,755
Total investment income	3,640	146	28,040	552	2,755
Expenses:
Mortality, expense risk
and other charges	10,829	554	8,292	171	3,091
Annual administrative charges	210	8	99	2	35
Contingent deferred sales charges	243	4	280	1	89
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	3,889	280	3,052	82	1,266
Amortization of deferred charges	-	-	-	-	-
Total expenses	15,171	846	11,723	256	4,481
Net investment income (loss)	(11,531)	(700)	16,317	296	(1,726)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,507	291	(6,867)	163	(4,250)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	1,507	291	(6,867)	163	(4,250)
Net unrealized appreciation
(depreciation) of investments	80,705	3,685	34,961	411	24,395
Net realized and unrealized gain (loss)
on investments	82,212	3,976	28,094	574	20,145
Net increase (decrease) in net assets
resulting from operations	$ 70,681	$ 3,276	$ 44,411	$ 870	$ 18,419

The accompanying notes are an integral part of these financial statements.
37

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING Franklin				ING Invesco
	Templeton				Van Kampen
	Founding	ING Global	ING Global	ING Global	Growth and
	Strategy	Resources	Resources	Resources	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Service Class	Service 2 Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 28,104	$ 499	$ 3,410	$ 138	$ 7,104
Total investment income	28,104	499	3,410	138	7,104
Expenses:
Mortality, expense risk
and other charges	12,875	1,481	7,804	410	6,716
Annual administrative charges	167	14	119	5	140
Contingent deferred sales charges	560	50	295	4	100
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	6,228	699	3,416	215	1,722
Amortization of deferred charges	-	-	-	-	-
Total expenses	19,830	2,244	11,634	634	8,678
Net investment income (loss)	8,274	(1,745)	(8,224)	(496)	(1,574)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(13,285)	(9,349)	(25,567)	(549)	(8,164)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(13,285)	(9,349)	(25,567)	(549)	(8,164)
Net unrealized appreciation
(depreciation) of investments	97,911	5,143	9,264	(289)	55,203
Net realized and unrealized gain (loss)
on investments	84,626	(4,206)	(16,303)	(838)	47,039
Net increase (decrease) in net assets
resulting from operations	$ 92,900	$ (5,951)	$ (24,527)	$ (1,334)	$ 45,465

The accompanying notes are an integral part of these financial statements.
38

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING Invesco
	Van Kampen	ING JPMorgan	ING JPMorgan	ING JPMorgan	ING JPMorgan
	Growth and	Emerging	Emerging	Small Cap Core	Small Cap Core
	Income	Markets Equity	Markets Equity	Equity	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service 2 Class
Net investment income (loss)
Income:
Dividends	$ 748	$ -	$ -	$ 376	$ 4
Total investment income	748	-	-	376	4
Expenses:
Mortality, expense risk
and other charges	831	9,426	472	4,086	604
Annual administrative charges	10	146	6	50	9
Contingent deferred sales charges	6	322	6	112	7
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	387	4,150	237	1,810	309
Amortization of deferred charges	-	-	-	-	-
Total expenses	1,234	14,044	721	6,058	929
Net investment income (loss)	(486)	(14,044)	(721)	(5,682)	(925)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(613)	(21,331)	628	20,877	569
Capital gains distributions	-	13,496	664	-	-
Total realized gain (loss) on investments
and capital gains distributions	(613)	(7,835)	1,292	20,877	569
Net unrealized appreciation
(depreciation) of investments	5,962	99,394	3,295	17,881	5,071
Net realized and unrealized gain (loss)
on investments	5,349	91,559	4,587	38,758	5,640
Net increase (decrease) in net assets
resulting from operations	$ 4,863	$ 77,515	$ 3,866	$ 33,076	$ 4,715

The accompanying notes are an integral part of these financial statements.
39

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING Large Cap	ING Large Cap	ING Large Cap		ING Limited
	Growth	Growth	Growth	ING Large Cap	Maturity Bond
	Portfolio -	Portfolio -	Portfolio -	Value Portfolio -	Portfolio -
	Adviser Class	Service Class	Service 2 Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 153	$ 1,020	$ 4	$ 1,657	$ 542
Total investment income	153	1,020	4	1,657	542
Expenses:
Mortality, expense risk
and other charges	15,069	4,403	16	1,343	1,122
Annual administrative charges	400	55	-	24	31
Contingent deferred sales charges	428	132	-	80	9
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	6,769	1,957	8	455	117
Amortization of deferred charges	-	-	-	-	-
Total expenses	22,666	6,547	24	1,902	1,279
Net investment income (loss)	(22,513)	(5,527)	(20)	(245)	(737)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4,760	14,316	13	2,597	(1,426)
Capital gains distributions	215	2,341	8	-	-
Total realized gain (loss) on investments
and capital gains distributions	4,975	16,657	21	2,597	(1,426)
Net unrealized appreciation
(depreciation) of investments	97,608	20,382	111	6,005	1,929
Net realized and unrealized gain (loss)
on investments	102,583	37,039	132	8,602	503
Net increase (decrease) in net assets
resulting from operations	$ 80,070	$ 31,512	$ 112	$ 8,357	$ (234)

The accompanying notes are an integral part of these financial statements.
40

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING Liquid	ING Liquid	ING Marsico	ING Marsico	ING MFS Total
	Assets	Assets	Growth	Growth	Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 1,714	$ 42	$ 15,224
Total investment income	-	-	1,714	42	15,224
Expenses:
Mortality, expense risk
and other charges	14,291	293	7,653	307	10,812
Annual administrative charges	292	5	181	4	216
Contingent deferred sales charges	2,437	27	141	2	246
Minimum death benefit guarantee charges	1	-	-	-	-
Other contract charges	4,523	124	2,323	155	3,189
Amortization of deferred charges	-	-	-	-	-
Total expenses	21,544	449	10,298	468	14,463
Net investment income (loss)	(21,544)	(449)	(8,584)	(426)	761

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	33,265	509	(16,289)
Capital gains distributions	59	1	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	59	1	33,265	509	(16,289)
Net unrealized appreciation
(depreciation) of investments	-	-	15,787	1,441	68,715
Net realized and unrealized gain (loss)
on investments	59	1	49,052	1,950	52,426
Net increase (decrease) in net assets
resulting from operations	$ (21,485)	$ (448)	$ 40,468	$ 1,524	$ 53,187

The accompanying notes are an integral part of these financial statements.
41

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

					ING
			ING Morgan	ING Morgan	Oppenheimer
	ING MFS Total	ING MFS	Stanley Global	Stanley Global	Active
	Return	Utilities	Franchise	Franchise	Allocation
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service Class	Service 2 Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 696	$ 14,169	$ 6,001	$ 914	$ 1,300
Total investment income	696	14,169	6,001	914	1,300
Expenses:
Mortality, expense risk
and other charges	571	8,046	6,351	1,110	839
Annual administrative charges	7	122	86	16	7
Contingent deferred sales charges	7	442	166	13	27
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	281	3,461	2,771	528	430
Amortization of deferred charges	-	-	-	-	-
Total expenses	866	12,071	9,374	1,667	1,303
Net investment income (loss)	(170)	2,098	(3,373)	(753)	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(588)	(15,205)	(3,182)	1,602	1,096
Capital gains distributions	-	-	17,066	2,905	51
Total realized gain (loss) on investments
and capital gains distributions	(588)	(15,205)	13,884	4,507	1,147
Net unrealized appreciation
(depreciation) of investments	3,125	58,800	31,806	3,375	3,600
Net realized and unrealized gain (loss)
on investments	2,537	43,595	45,690	7,882	4,747
Net increase (decrease) in net assets
resulting from operations	$ 2,367	$ 45,693	$ 42,317	$ 7,129	$ 4,744

The accompanying notes are an integral part of these financial statements.
42

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING PIMCO	ING PIMCO	ING PIMCO		ING Pioneer
	High Yield	Total Return	Total Return	ING Pioneer	Mid Cap Value
	Portfolio -	Bond Portfolio -	Bond Portfolio -	Fund Portfolio -	Portfolio -
	Service Class	Service Class	Service 2 Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 35,952	$ 95,175	$ 2,078	$ 593	$ 3,980
Total investment income	35,952	95,175	2,078	593	3,980
Expenses:
Mortality, expense risk
and other charges	9,922	48,485	1,173	815	7,883
Annual administrative charges	146	525	13	13	148
Contingent deferred sales charges	290	1,717	12	24	220
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	3,358	20,401	528	339	3,051
Amortization of deferred charges	-	-	-	-	-
Total expenses	13,716	71,128	1,726	1,191	11,302
Net investment income (loss)	22,236	24,047	352	(598)	(7,322)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	938	29,270	190	(366)	1,672
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	938	29,270	190	(366)	1,672
Net unrealized appreciation
(depreciation) of investments	36,790	110,960	3,141	4,477	43,206
Net realized and unrealized gain (loss)
on investments	37,728	140,230	3,331	4,111	44,878
Net increase (decrease) in net assets
resulting from operations	$ 59,964	$ 164,277	$ 3,683	$ 3,513	$ 37,556

The accompanying notes are an integral part of these financial statements.
43

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

			ING Retirement		ING T. Rowe
	ING Retirement	ING Retirement	Moderate	ING Retirement	Price Capital
	Conservative	Growth	Growth	Moderate	Appreciation
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Adviser Class	Adviser Class	Adviser Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 17,018	$ 99,416	$ 73,572	$ 53,048	$ 38,021
Total investment income	17,018	99,416	73,572	53,048	38,021
Expenses:
Mortality, expense risk
and other charges	9,768	73,682	50,058	29,220	42,083
Annual administrative charges	113	1,264	684	367	624
Contingent deferred sales charges	368	2,642	1,910	1,056	1,150
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	4,323	37,328	21,804	12,177	16,144
Amortization of deferred charges	-	-	-	-	(2)
Total expenses	14,572	114,916	74,456	42,820	59,999
Net investment income (loss)	2,446	(15,500)	(884)	10,228	(21,978)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	12,021	65,751	48,345	25,815	16,492
Capital gains distributions	7,226	-	-	-	68,436
Total realized gain (loss) on investments
and capital gains distributions	19,247	65,751	48,345	25,815	84,928
Net unrealized appreciation
(depreciation) of investments	6,886	348,163	195,022	85,932	206,957
Net realized and unrealized gain (loss)
on investments	26,133	413,914	243,367	111,747	291,885
Net increase (decrease) in net assets
resulting from operations	$ 28,579	$ 398,414	$ 242,483	$ 121,975	$ 269,907

The accompanying notes are an integral part of these financial statements.
44

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING T. Rowe	ING T. Rowe
	Price Capital	Price Equity	Price Equity	Price	ING Templeton
	Appreciation	Income	Income	International	Global Growth
	Portfolio -	Portfolio -	Portfolio -	Stock Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 1,094	$ 12,494	$ 447	$ 392	$ 4,336
Total investment income	1,094	12,494	447	392	4,336
Expenses:
Mortality, expense risk
and other charges	1,382	11,286	434	2,497	3,984
Annual administrative charges	17	185	7	37	72
Contingent deferred sales charges	18	309	4	57	82
Minimum death benefit guarantee charges	-	1	-	-	-
Other contract charges	675	4,338	221	1,103	1,393
Amortization of deferred charges	-	(1)	-	-	-
Total expenses	2,092	16,118	666	3,694	5,531
Net investment income (loss)	(998)	(3,624)	(219)	(3,302)	(1,195)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	30	(580)	(267)	(15,703)	(863)
Capital gains distributions	2,177	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	2,207	(580)	(267)	(15,703)	(863)
Net unrealized appreciation
(depreciation) of investments	6,940	93,445	3,585	38,693	42,699
Net realized and unrealized gain (loss)
on investments	9,147	92,865	3,318	22,990	41,836
Net increase (decrease) in net assets
resulting from operations	$ 8,149	$ 89,241	$ 3,099	$ 19,688	$ 40,641

The accompanying notes are an integral part of these financial statements.
45

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

			ING American		ING Columbia
	ING Templeton		Century Small-	ING Baron	Small Cap
	Global Growth	ING Diversified	Mid Cap Value	Growth	Value II
	Portfolio -	International	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Fund - Class R	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 75	$ 2	$ 20	$ -	$ 305
Total investment income	75	2	20	-	305
Expenses:
Mortality, expense risk
and other charges	77	1	19	5,922	2,214
Annual administrative charges	1	-	-	69	23
Contingent deferred sales charges	-	-	2	176	76
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	40	-	10	2,637	992
Amortization of deferred charges	-	-	-	-	-
Total expenses	118	1	31	8,804	3,305
Net investment income (loss)	(43)	1	(11)	(8,804)	(3,000)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(89)	(25)	209	26,578	1,735
Capital gains distributions	-	-	133	-	-
Total realized gain (loss) on investments
and capital gains distributions	(89)	(25)	342	26,578	1,735
Net unrealized appreciation
(depreciation) of investments	837	40	(75)	34,570	14,966
Net realized and unrealized gain (loss)
on investments	748	15	267	61,148	16,701
Net increase (decrease) in net assets
resulting from operations	$ 705	$ 16	$ 256	$ 52,344	$ 13,701

The accompanying notes are an integral part of these financial statements.
46

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

					ING Invesco
	ING Davis New		ING Growth	ING Growth	Van Kampen
	York Venture	ING Global	and Income	and Income	Comstock
	Portfolio -	Bond Portfolio -	Core Portfolio -	Core Portfolio -	Portfolio -
	Service Class	Service Class	Initial Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 717	$ 506	$ 3	$ 5	$ 2,293
Total investment income	717	506	3	5	2,293
Expenses:
Mortality, expense risk
and other charges	4,311	86	11	91	3,253
Annual administrative charges	39	1	-	1	42
Contingent deferred sales charges	108	-	-	1	128
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	1,804	22	-	39	1,414
Amortization of deferred charges	-	-	-	-	-
Total expenses	6,262	109	11	132	4,837
Net investment income (loss)	(5,545)	397	(8)	(127)	(2,544)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(4,582)	27	59	(157)	(4,783)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(4,582)	27	59	(157)	(4,783)
Net unrealized appreciation
(depreciation) of investments	32,595	113	17	689	34,064
Net realized and unrealized gain (loss)
on investments	28,013	140	76	532	29,281
Net increase (decrease) in net assets
resulting from operations	$ 22,468	$ 537	$ 68	$ 405	$ 26,737

The accompanying notes are an integral part of these financial statements.
47

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING Invesco	ING Invesco
	Van Kampen	Van Kampen		ING	ING
	Equity and	Equity and	ING JPMorgan	Oppenheimer	Oppenheimer
	Income	Income	Mid Cap Value	Global	Global
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Service Class	Initial Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 36	$ 3,347	$ 1,130	$ 63	$ 1,242
Total investment income	36	3,347	1,130	63	1,242
Expenses:
Mortality, expense risk
and other charges	12	3,067	2,606	57	1,992
Annual administrative charges	(2)	43	28	1	26
Contingent deferred sales charges	-	76	83	-	69
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	-	1,226	1,136	1	826
Amortization of deferred charges	-	-	-	-	-
Total expenses	10	4,412	3,853	59	2,913
Net investment income (loss)	26	(1,065)	(2,723)	4	(1,671)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	14	(1,338)	8,079	144	(6,479)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	14	(1,338)	8,079	144	(6,479)
Net unrealized appreciation
(depreciation) of investments	138	19,826	17,490	758	28,311
Net realized and unrealized gain (loss)
on investments	152	18,488	25,569	902	21,832
Net increase (decrease) in net assets
resulting from operations	$ 178	$ 17,423	$ 22,846	$ 906	$ 20,161

The accompanying notes are an integral part of these financial statements.
48

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING PIMCO
	Total Return	ING Solution	ING Solution	ING Solution	ING Solution
	Portfolio -	2015 Portfolio -	2025 Portfolio -	2035 Portfolio -	2045 Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 173	$ 627	$ 447	$ 217	$ 22
Total investment income	173	627	447	217	22
Expenses:
Mortality, expense risk
and other charges	59	163	176	110	14
Annual administrative charges	-	1	1	1	-
Contingent deferred sales charges	1	2	-	3	-
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	12	86	102	65	8
Amortization of deferred charges	-	-	-	-	-
Total expenses	72	252	279	179	22
Net investment income (loss)	101	375	168	38	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	90	(107)	(147)	(202)	(6)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	90	(107)	(147)	(202)	(6)
Net unrealized appreciation
(depreciation) of investments	187	1,154	1,830	1,404	157
Net realized and unrealized gain (loss)
on investments	277	1,047	1,683	1,202	151
Net increase (decrease) in net assets
resulting from operations	$ 378	$ 1,422	$ 1,851	$ 1,240	$ 151

The accompanying notes are an integral part of these financial statements.
49

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

		ING T. Rowe
		Price Diversified	ING T. Rowe		ING UBS U.S.
	ING Solution	Mid Cap	Price Growth	ING Templeton	Large Cap
	Income	Growth	Equity	Foreign Equity	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 269	$ 21	$ -	$ 8,343	$ 36
Total investment income	269	21	-	8,343	36
Expenses:
Mortality, expense risk
and other charges	64	97	2,669	6,557	85
Annual administrative charges	-	1	31	139	1
Contingent deferred sales charges	2	1	86	167	4
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	22	52	1,140	2,835	33
Amortization of deferred charges	-	-	-	-	-
Total expenses	88	151	3,926	9,698	123
Net investment income (loss)	181	(130)	(3,926)	(1,355)	(87)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(64)	898	16,982	10,412	(81)
Capital gains distributions	-	749	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(64)	1,647	16,982	10,412	(81)
Net unrealized appreciation
(depreciation) of investments	348	(250)	2,522	85,080	703
Net realized and unrealized gain (loss)
on investments	284	1,397	19,504	95,492	622
Net increase (decrease) in net assets
resulting from operations	$ 465	$ 1,267	$ 15,578	$ 94,137	$ 535

The accompanying notes are an integral part of these financial statements.
50

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING Strategic	ING Strategic	ING Strategic
	Allocation	Allocation	Allocation	ING Growth	ING Growth
	Conservative	Growth	Moderate	and Income	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class A	Class I
Net investment income (loss)
Income:
Dividends	$ 35	$ 5	$ 17	$ 16,562	$ 1
Total investment income	35	5	17	16,562	1
Expenses:
Mortality, expense risk
and other charges	14	6	10	21,452	1
Annual administrative charges	-	-	-	279	-
Contingent deferred sales charges	-	-	-	739	-
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	-	-	3	9,163	-
Amortization of deferred charges	-	-	-	-	-
Total expenses	14	6	13	31,633	1
Net investment income (loss)	21	(1)	4	(15,071)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(16)	(12)	(32)	11,380	(1)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(16)	(12)	(32)	11,380	(1)
Net unrealized appreciation
(depreciation) of investments	139	73	143	144,912	11
Net realized and unrealized gain (loss)
on investments	123	61	111	156,292	10
Net increase (decrease) in net assets
resulting from operations	$ 144	$ 60	$ 115	$ 141,221	$ 10

The accompanying notes are an integral part of these financial statements.
51

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING Growth
	and Income	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Class S	Series 7	Series 8	Series 9	Series 10
Net investment income (loss)
Income:
Dividends	$ 11,087	$ 113	$ 32	$ 66	$ 48
Total investment income	11,087	113	32	66	48
Expenses:
Mortality, expense risk
and other charges	12,727	17	19	31	32
Annual administrative charges	251	-	-	-	-
Contingent deferred sales charges	272	-	1	5	-
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	4,697	-	-	-	-
Amortization of deferred charges	-	-	-	-	-
Total expenses	17,947	17	20	36	32
Net investment income (loss)	(6,860)	96	12	30	16

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	14,051	(921)	(384)	(431)	(380)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	14,051	(921)	(384)	(431)	(380)
Net unrealized appreciation
(depreciation) of investments	81,107	813	345	363	323
Net realized and unrealized gain (loss)
on investments	95,158	(108)	(39)	(68)	(57)
Net increase (decrease) in net assets
resulting from operations	$ 88,298	$ (12)	$ (27)	$ (38)	$ (41)

The accompanying notes are an integral part of these financial statements.
52

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

					ING BlackRock
					Science and
					Technology
	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	Opportunities
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Portfolio -
	Series 11	Series 12	Series 13	Series 14	Class S
Net investment income (loss)
Income:
Dividends	$ 75	$ 40	$ 171	$ 734	$ -
Total investment income	75	40	171	734	-
Expenses:
Mortality, expense risk
and other charges	72	30	136	461	3,613
Annual administrative charges	1	-	5	13	47
Contingent deferred sales charges	-	1	-	1	132
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	-	-	-	-	1,695
Amortization of deferred charges	-	-	-	-	-
Total expenses	73	31	141	475	5,487
Net investment income (loss)	2	9	30	259	(5,487)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(135)	(42)	(127)	(95)	11,694
Capital gains distributions	-	-	-	-	13,023
Total realized gain (loss) on investments
and capital gains distributions	(135)	(42)	(127)	(95)	24,717
Net unrealized appreciation
(depreciation) of investments	42	13	(65)	(692)	(10,575)
Net realized and unrealized gain (loss)
on investments	(93)	(29)	(192)	(787)	14,142
Net increase (decrease) in net assets
resulting from operations	$ (91)	$ (20)	$ (162)	$ (528)	$ 8,655

The accompanying notes are an integral part of these financial statements.
53

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING Euro	ING FTSE 100		ING Index Plus	ING Index Plus
	STOXX 50®	Index®	ING Hang Seng	LargeCap	MidCap
	Index Portfolio -	Portfolio -	Index Portfolio -	Portfolio -	Portfolio -
	Class A	Class A	Class S	Class S	Class S
Net investment income (loss)
Income:
Dividends	$ 152	$ 59	$ 500	$ 1,706	$ 697
Total investment income	152	59	500	1,706	697
Expenses:
Mortality, expense risk
and other charges	94	42	806	1,974	1,831
Annual administrative charges	2	1	9	47	28
Contingent deferred sales charges	3	2	34	22	37
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	45	41	403	656	735
Amortization of deferred charges	-	-	-	-	-
Total expenses	144	86	1,252	2,699	2,631
Net investment income (loss)	8	(27)	(752)	(993)	(1,934)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(873)	(120)	83	(4,899)	(2,138)
Capital gains distributions	-	120	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(873)	-	83	(4,899)	(2,138)
Net unrealized appreciation
(depreciation) of investments	1,533	275	10,712	20,112	19,187
Net realized and unrealized gain (loss)
on investments	660	275	10,795	15,213	17,049
Net increase (decrease) in net assets
resulting from operations	$ 668	$ 248	$ 10,043	$ 14,220	$ 15,115

The accompanying notes are an integral part of these financial statements.
54

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

				ING Russell™
	ING Index Plus	ING	ING Japan	Large Cap	ING Russell™
	SmallCap	International	TOPIX Index®	Growth Index	Large Cap
	Portfolio -	Index Portfolio -	Portfolio -	Portfolio -	Index Portfolio -
	Class S	Class S	Class A	Class S	Class S
Net investment income (loss)
Income:
Dividends	$ 243	$ 1,104	$ 52	$ 1,621	$ 7,074
Total investment income	243	1,104	52	1,621	7,074
Expenses:
Mortality, expense risk
and other charges	1,403	709	109	2,892	5,555
Annual administrative charges	20	9	-	50	130
Contingent deferred sales charges	26	26	1	68	115
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	583	295	19	1,252	1,510
Amortization of deferred charges	-	-	-	-	-
Total expenses	2,032	1,039	129	4,262	7,310
Net investment income (loss)	(1,789)	65	(77)	(2,641)	(236)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,524)	(409)	(1,089)	17,997	24,920
Capital gains distributions	-	-	380	-	-
Total realized gain (loss) on investments
and capital gains distributions	(2,524)	(409)	(709)	17,997	24,920
Net unrealized appreciation
(depreciation) of investments	11,823	6,298	947	1,029	11,948
Net realized and unrealized gain (loss)
on investments	9,299	5,889	238	19,026	36,868
Net increase (decrease) in net assets
resulting from operations	$ 7,510	$ 5,954	$ 161	$ 16,385	$ 36,632

The accompanying notes are an integral part of these financial statements.
55

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING Russell™	ING Russell™
	Large Cap	Mid Cap	ING Russell™	ING Russell™	ING Small
	Value Index	Growth Index	Mid Cap Index	Small Cap	Company
	Portfolio -	Portfolio -	Portfolio -	Index Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S	Class S
Net investment income (loss)
Income:
Dividends	$ 683	$ 875	$ 1,053	$ 972	$ 132
Total investment income	683	875	1,053	972	132
Expenses:
Mortality, expense risk
and other charges	813	4,449	1,950	2,635	1,532
Annual administrative charges	11	94	17	30	14
Contingent deferred sales charges	75	105	69	75	33
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	281	1,392	834	1,129	681
Amortization of deferred charges	-	-	-	-	-
Total expenses	1,180	6,040	2,870	3,869	2,260
Net investment income (loss)	(497)	(5,165)	(1,817)	(2,897)	(2,128)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,597	16,044	5,011	8,075	3,953
Capital gains distributions	-	-	4,074	7,527	3,341
Total realized gain (loss) on investments
and capital gains distributions	1,597	16,044	9,085	15,602	7,294
Net unrealized appreciation
(depreciation) of investments	4,987	19,064	6,729	5,105	4,427
Net realized and unrealized gain (loss)
on investments	6,584	35,108	15,814	20,707	11,721
Net increase (decrease) in net assets
resulting from operations	$ 6,087	$ 29,943	$ 13,997	$ 17,810	$ 9,593

The accompanying notes are an integral part of these financial statements
56

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

		ING
		WisdomTreeSM
		Global High-	ING	ING MidCap	ING SmallCap
	ING U.S. Bond	Yielding Equity	International	Opportunities	Opportunities
	Index Portfolio -	Index Portfolio -	Value Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S	Class S
Net investment income (loss)
Income:
Dividends	$ 4,997	$ 6,923	$ 159	$ 1,455	$ -
Total investment income	4,997	6,923	159	1,455	-
Expenses:
Mortality, expense risk
and other charges	4,279	2,963	72	6,378	1,018
Annual administrative charges	48	32	1	144	22
Contingent deferred sales charges	124	87	-	142	19
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	1,882	1,493	33	2,143	439
Amortization of deferred charges	-	-	-	-	-
Total expenses	6,333	4,575	106	8,807	1,498
Net investment income (loss)	(1,336)	2,348	53	(7,352)	(1,498)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4,825	(2,729)	(1,058)	16,569	2,674
Capital gains distributions	5,749	-	-	9,736	5,949
Total realized gain (loss) on investments
and capital gains distributions	10,574	(2,729)	(1,058)	26,305	8,623
Net unrealized appreciation
(depreciation) of investments	(6,800)	20,189	2,097	19,276	(270)
Net realized and unrealized gain (loss)
on investments	3,774	17,460	1,039	45,581	8,353
Net increase (decrease) in net assets
resulting from operations	$ 2,438	$ 19,808	$ 1,092	$ 38,229	$ 6,855

The accompanying notes are an integral part of these financial statements.
57

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

		Legg Mason
	Legg Mason	Global Currents		Oppenheimer
	ClearBridge	Variable		Main Street	PIMCO Real
	Variable Large	International	Western Asset	Small- & Mid-	Return
	Cap Value	All Cap	Variable High	Cap	Portfolio -
	Portfolio -	Opportunity	Income	Fund®/VA -	Administrative
	Class I	Portfolio	Portfolio	Service Class	Class
Net investment income (loss)
Income:
Dividends	$ 2	$ -	$ 5	$ 5	$ 148
Total investment income	2	-	5	5	148
Expenses:
Mortality, expense risk
and other charges	1	-	1	14	144
Annual administrative charges	-	-	-	-	1
Contingent deferred sales charges	-	-	-	-	1
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	-	-	-	7	41
Amortization of deferred charges	-	-	-	-	-
Total expenses	1	-	1	21	187
Net investment income (loss)	1	-	4	(16)	(39)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2)	(18)	(4)	67	459
Capital gains distributions	-	-	-	-	772
Total realized gain (loss) on investments
and capital gains distributions	(2)	(18)	(4)	67	1,231
Net unrealized appreciation
(depreciation) of investments	12	20	10	169	(223)
Net realized and unrealized gain (loss)
on investments	10	2	6	236	1,008
Net increase (decrease) in net assets
resulting from operations	$ 11	$ 2	$ 10	$ 220	$ 969

The accompanying notes are an integral part of these financial statements.
58

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

					Invesco Van
					Kampen
	Pioneer Equity				American
	Income VCT			ProFund VP	Franchise
	Portfolio -	ProFund VP	ProFund VP	Rising Rates	Fund - Class I
	Class II	Bull	Europe 30	Opportunity	Shares
Net investment income (loss)
Income:
Dividends	$ 524	$ -	$ 226	$ -	$ -
Total investment income	524	-	226	-	-
Expenses:
Mortality, expense risk
and other charges	148	214	117	96	205
Annual administrative charges	1	7	3	2	7
Contingent deferred sales charges	2	4	2	2	5
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	57	96	51	36	89
Amortization of deferred charges	-	-	-	-	-
Total expenses	208	321	173	136	306
Net investment income (loss)	316	(321)	53	(136)	(306)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(633)	(172)	(654)	(1,612)	(94)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(633)	(172)	(654)	(1,612)	(94)
Net unrealized appreciation
(depreciation) of investments	1,476	1,762	1,444	1,213	(429)
Net realized and unrealized gain (loss)
on investments	843	1,590	790	(399)	(523)
Net increase (decrease) in net assets
resulting from operations	$ 1,159	$ 1,269	$ 843	$ (535)	$ (829)

The accompanying notes are an integral part of these financial statements.
59

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

		Wells Fargo		Wells Fargo
	Wells Fargo	Advantage VT	Wells Fargo	Advantage VT	Wells Fargo
	Advantage VT	Index Asset	Advantage VT	Small Cap	Advantage VT
	Omega Growth	Allocation	Intrinsic Value	Growth	Total Return
	Fund - Class 2	Fund - Class 2	Fund - Class 2	Fund - Class 2	Bond Fund
Net investment income (loss)
Income:
Dividends	$ -	$ 24	$ 11	$ -	$ 12
Total investment income	-	24	11	-	12
Expenses:
Mortality, expense risk
and other charges	25	31	15	6	14
Annual administrative charges	-	-	-	-	-
Contingent deferred sales charges	-	-	-	-	-
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	7	15	3	2	6
Amortization of deferred charges	-	-	-	-	-
Total expenses	32	46	18	8	20
Net investment income (loss)	(32)	(22)	(7)	(8)	(8)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	93	29	(16)	(20)	18
Capital gains distributions	84	-	-	16	15
Total realized gain (loss) on investments
and capital gains distributions	177	29	(16)	(4)	33
Net unrealized appreciation
(depreciation) of investments	64	189	142	32	4
Net realized and unrealized gain (loss)
on investments	241	218	126	28	37
Net increase (decrease) in net assets
resulting from operations	$ 209	$ 196	$ 119	$ 20	$ 29

The accompanying notes are an integral part of these financial statements.
60

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

		BlackRock	Columbia Asset	Columbia Small
	Invesco V.I.	Global	Allocation	Cap Value
	Leisure Fund -	Allocation V.I.	Fund, Variable	Fund, Variable
	Series I Shares	Fund - Class III	Series - Class A	Series - Class B
Net assets at January 1, 2011	$ 20,497	$ 1,153,042	$ 303	$ 162,178

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(414)	(3,123)	4	(2,655)
Total realized gain (loss) on investments
and capital gains distributions	(1,800)	76,307	(4)	15,972
Net unrealized appreciation (depreciation)
of investments	1,068	(139,537)	(5)	(26,358)
Net increase (decrease) in net assets from operations	(1,146)	(66,353)	(5)	(13,041)
Changes from principal transactions:
Premiums	1	13,377	-	30
Death Benefits	(221)	(7,414)	(3)	(1,361)
Surrenders and withdrawals	(1,688)	(57,125)	(14)	(10,266)
Transfers between Divisions
(including fixed account), net	(945)	46,569	(2)	(5,088)
Increase (decrease) in net assets derived from
principal transactions	(2,853)	(4,593)	(19)	(16,685)
Total increase (decrease) in net assets	(3,999)	(70,946)	(24)	(29,726)
Net assets at December 31, 2011	16,498	1,082,096	279	132,452

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(117)	(12,680)	2	(3,161)
Total realized gain (loss) on investments
and capital gains distributions	1,876	59,195	(1)	3,151
Net unrealized appreciation (depreciation)
of investments	1,714	25,261	31	10,402
Net increase (decrease) in net assets from operations	3,473	71,776	32	10,392
Changes from principal transactions:
Premiums	-	9,239	-	26
Death Benefits	(57)	(8,386)	-	(1,234)
Surrenders and withdrawals	(479)	(50,053)	(2)	(9,490)
Transfers between Divisions
(including fixed account), net	(19,435)	(111,259)	16	(3,279)
Increase (decrease) in net assets derived from
principal transactions	(19,971)	(160,459)	14	(13,977)
Total increase (decrease) in net assets	(16,498)	(88,683)	46	(3,585)
Net assets at December 31, 2012	$ -	$ 993,413	$ 325	$ 128,867

The accompanying notes are an integral part of these financial statements.
61

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

Columbia Small
	Company	Columbia VP	Columbia VP	Fidelity® VIP
	Growth Fund,	Large Cap	Short Duration	Equity-Income
	Variable Series -	Growth Fund -	US Government	Portfolio -
	Class A	Class 1	Fund - Class 1	Service Class 2
Net assets at January 1, 2011	$ 18	$ -	$ -	$ 181,385

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(3)	-	(380)
Total realized gain (loss) on investments
and capital gains distributions	-	(8)	-	(7,177)
Net unrealized appreciation (depreciation)
of investments	-	(38)	-	4,916
Net increase (decrease) in net assets from operations	-	(49)	-	(2,641)
Changes from principal transactions:
Premiums	-	-	-	74
Death Benefits	-	(47)	-	(2,343)
Surrenders and withdrawals	(7)	(3)	(15)	(13,460)
Transfers between Divisions
(including fixed account), net	-	370	19	(5,882)
Increase (decrease) in net assets derived from
principal transactions	(7)	320	4	(21,611)
Total increase (decrease) in net assets	(7)	271	4	(24,252)
Net assets at December 31, 2011	11	271	4	157,133

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(5)	-	623
Total realized gain (loss) on investments
and capital gains distributions	-	1	-	4,090
Net unrealized appreciation (depreciation)
of investments	1	54	-	16,690
Net increase (decrease) in net assets from operations	1	50	-	21,403
Changes from principal transactions:
Premiums	-	-	-	139
Death Benefits	-	-	-	(1,954)
Surrenders and withdrawals	-	(21)	(1)	(12,990)
Transfers between Divisions
(including fixed account), net	1	(1)	-	(4,636)
Increase (decrease) in net assets derived from
principal transactions	1	(22)	(1)	(19,441)
Total increase (decrease) in net assets	2	28	(1)	1,962
Net assets at December 31, 2012	$ 13	$ 299	$ 3	$ 159,095

The accompanying notes are an integral part of these financial statements.
62

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	Fidelity® VIP	Franklin Small		ING
	Contrafund®	Cap Value	ING Balanced	Intermediate
	Portfolio -	Securities	Portfolio -	Bond Portfolio -
	Service Class 2	Fund - Class 2	Class S	Class S
Net assets at January 1, 2011	$ 795,262	$ 14,384	$ 6,681	$ 1,253,226

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(12,348)	(117)	67	21,866
Total realized gain (loss) on investments
and capital gains distributions	(40,649)	(653)	(257)	(19,884)
Net unrealized appreciation (depreciation)
of investments	16,548	(28)	22	54,114
Net increase (decrease) in net assets from operations	(36,449)	(798)	(168)	56,096
Changes from principal transactions:
Premiums	830	116	14	10,511
Death Benefits	(7,807)	(27)	(77)	(13,805)
Surrenders and withdrawals	(45,525)	(1,522)	(668)	(111,658)
Transfers between Divisions
(including fixed account), net	(43,442)	(334)	(390)	20,254
Increase (decrease) in net assets derived from
principal transactions	(95,944)	(1,767)	(1,121)	(94,698)
Total increase (decrease) in net assets	(132,393)	(2,565)	(1,289)	(38,602)
Net assets at December 31, 2011	662,869	11,819	5,392	1,214,624

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9,265)	(94)	78	21,625
Total realized gain (loss) on investments
and capital gains distributions	(37,161)	(138)	(213)	(9,267)
Net unrealized appreciation (depreciation)
of investments	132,644	1,986	754	63,614
Net increase (decrease) in net assets from operations	86,218	1,754	619	75,972
Changes from principal transactions:
Premiums	343	31	4	8,551
Death Benefits	(6,699)	(40)	(31)	(13,839)
Surrenders and withdrawals	(46,026)	(1,807)	(1,048)	(108,619)
Transfers between Divisions
(including fixed account), net	(26,372)	(697)	(60)	8,885
Increase (decrease) in net assets derived from
principal transactions	(78,754)	(2,513)	(1,135)	(105,022)
Total increase (decrease) in net assets	7,464	(759)	(516)	(29,050)
Net assets at December 31, 2012	$ 670,333	$ 11,060	$ 4,876	$ 1,185,574

The accompanying notes are an integral part of these financial statements.
63

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

				ING American
		ING American		Funds
	ING American	Funds Global		International
	Funds Asset	Growth and	ING American	Growth and
	Allocation	Income	Funds Growth	Income
	Portfolio	Portfolio	Portfolio	Portfolio
Net assets at January 1, 2011	$ 352,116	$ -	$ 2,301,516	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4,054)	(107)	(51,036)	(78)
Total realized gain (loss) on investments
and capital gains distributions	1,197	(172)	17,035	(127)
Net unrealized appreciation (depreciation)
of investments	(3,094)	(291)	(113,998)	(390)
Net increase (decrease) in net assets from operations	(5,951)	(570)	(147,999)	(595)
Changes from principal transactions:
Premiums	5,773	237	16,229	223
Death Benefits	(2,039)	-	(20,943)	-
Surrenders and withdrawals	(15,070)	(296)	(129,107)	(190)
Transfers between Divisions
(including fixed account), net	6,105	7,451	(135,685)	5,052
Increase (decrease) in net assets derived from
principal transactions	(5,231)	7,392	(269,506)	5,085
Total increase (decrease) in net assets	(11,182)	6,822	(417,505)	4,490
Net assets at December 31, 2011	340,934	6,822	1,884,011	4,490

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4,740)	(105)	(26,696)	(65)
Total realized gain (loss) on investments
and capital gains distributions	4,285	(1)	(7,187)	(41)
Net unrealized appreciation (depreciation)
of investments	43,813	1,427	150,180	877
Net increase (decrease) in net assets from operations	43,358	1,321	116,297	771
Changes from principal transactions:
Premiums	6,022	179	4,988	324
Death Benefits	(2,428)	(14)	(12,514)	(78)
Surrenders and withdrawals	(22,746)	(619)	(63,502)	(395)
Transfers between Divisions
(including fixed account), net	27,777	7,100	(1,929,280)	5,917
Increase (decrease) in net assets derived from
principal transactions	8,625	6,646	(2,000,308)	5,768
Total increase (decrease) in net assets	51,983	7,967	(1,884,011)	6,539
Net assets at December 31, 2012	$ 392,917	$ 14,789	$ -	$ 11,029

The accompanying notes are an integral part of these financial statements.
64

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

		ING American
	ING American	Funds World	ING Artio	ING Artio
	Funds	Allocation	Foreign	Foreign
	International	Portfolio -	Portfolio -	Portfolio -
	Portfolio	Service Class	Service Class	Service 2 Class
Net assets at January 1, 2011	$ 1,355,667	$ 180,515	$ 543,023	$ 45,325

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10,812)	(4,044)	(3,104)	(411)
Total realized gain (loss) on investments
and capital gains distributions	(29,984)	17,717	(39,745)	(1,096)
Net unrealized appreciation (depreciation)
of investments	(160,596)	(33,776)	(73,201)	(8,632)
Net increase (decrease) in net assets from operations	(201,392)	(20,103)	(116,050)	(10,139)
Changes from principal transactions:
Premiums	9,683	3,400	8,337	409
Death Benefits	(11,129)	(1,420)	(4,528)	(174)
Surrenders and withdrawals	(73,055)	(11,668)	(34,361)	(2,968)
Transfers between Divisions
(including fixed account), net	(102,655)	33,590	(36,473)	(1,495)
Increase (decrease) in net assets derived from
principal transactions	(177,156)	23,902	(67,025)	(4,228)
Total increase (decrease) in net assets	(378,548)	3,799	(183,075)	(14,367)
Net assets at December 31, 2011	977,119	184,314	359,948	30,958

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11,923)	(2,239)	(618)	(171)
Total realized gain (loss) on investments
and capital gains distributions	(65,844)	14,934	(207,064)	(16,017)
Net unrealized appreciation (depreciation)
of investments	211,784	5,035	212,846	16,511
Net increase (decrease) in net assets from operations	134,017	17,730	5,164	323
Changes from principal transactions:
Premiums	6,699	2,415	974	(34)
Death Benefits	(9,657)	(1,666)	(2,262)	(142)
Surrenders and withdrawals	(60,638)	(8,507)	(13,612)	(833)
Transfers between Divisions
(including fixed account), net	(38,493)	(8,319)	(350,212)	(30,272)
Increase (decrease) in net assets derived from
principal transactions	(102,089)	(16,077)	(365,112)	(31,281)
Total increase (decrease) in net assets	31,928	1,653	(359,948)	(30,958)
Net assets at December 31, 2012	$ 1,009,047	$ 185,967	$ -	$ -

The accompanying notes are an integral part of these financial statements.
65

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

			ING BlackRock
	ING BlackRock	ING BlackRock	Large Cap	ING BlackRock
	Health Sciences	Inflation	Growth	Large Cap
	Opportunities Protected Bond		Portfolio -	Growth
	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Class	Service Class
Net assets at January 1, 2011	$ 167,211	$ 255,091	$ 153	$ 131,991

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,711)	(1,356)	-	(3,118)
Total realized gain (loss) on investments
and capital gains distributions	(4,717)	15,724	(5)	(4,312)
Net unrealized appreciation (depreciation)
of investments	9,734	13,968	2	(2,224)
Net increase (decrease) in net assets from operations	1,306	28,336	(3)	(9,654)
Changes from principal transactions:
Premiums	1,611	4,226	-	1,361
Death Benefits	(1,672)	(2,738)	-	(1,242)
Surrenders and withdrawals	(14,192)	(29,921)	(9)	(12,457)
Transfers between Divisions
(including fixed account), net	21,097	249,319	(7)	28,505
Increase (decrease) in net assets derived from
principal transactions	6,844	220,886	(16)	16,167
Total increase (decrease) in net assets	8,150	249,222	(19)	6,513
Net assets at December 31, 2011	175,361	504,313	134	138,504

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,585)	(10,534)	(1)	(3,086)
Total realized gain (loss) on investments
and capital gains distributions	5,606	34,429	(13)	13,265
Net unrealized appreciation (depreciation)
of investments	25,003	(5,449)	31	5,868
Net increase (decrease) in net assets from operations	27,024	18,446	17	16,047
Changes from principal transactions:
Premiums	1,811	5,001	-	1,099
Death Benefits	(1,361)	(5,793)	-	(1,634)
Surrenders and withdrawals	(14,273)	(57,509)	(66)	(12,716)
Transfers between Divisions
(including fixed account), net	10,068	104,398	(16)	4,814
Increase (decrease) in net assets derived from
principal transactions	(3,755)	46,097	(82)	(8,437)
Total increase (decrease) in net assets	23,269	64,543	(65)	7,610
Net assets at December 31, 2012	$ 198,630	$ 568,856	$ 69	$ 146,114

The accompanying notes are an integral part of these financial statements.
66

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

		ING Clarion	ING Clarion
		Global Real	Global Real	ING Clarion
		Estate	Estate	Real Estate
	ING Bond	Portfolio -	Portfolio -	Portfolio -
	Portfolio	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2011	$ 500,271	$ 148,699	$ 2,264	$ 322,300

Increase (decrease) in net assets
Operations:
Net investment income (loss)	945	1,253	10	(3,710)
Total realized gain (loss) on investments
and capital gains distributions	14,974	(7,827)	(169)	(28,568)
Net unrealized appreciation (depreciation)
of investments	(1,823)	(3,437)	(5)	53,114
Net increase (decrease) in net assets from operations	14,096	(10,011)	(164)	20,836
Changes from principal transactions:
Premiums	5,253	219	-	98
Death Benefits	(4,601)	(1,088)	(8)	(4,016)
Surrenders and withdrawals	(31,238)	(8,368)	(146)	(32,265)
Transfers between Divisions
(including fixed account), net	(20,043)	(8,689)	(131)	(14,007)
Increase (decrease) in net assets derived from
principal transactions	(50,629)	(17,926)	(285)	(50,190)
Total increase (decrease) in net assets	(36,533)	(27,937)	(449)	(29,354)
Net assets at December 31, 2011	463,738	120,762	1,815	292,946

Increase (decrease) in net assets
Operations:
Net investment income (loss)	318	(2,568)	(45)	(4,411)
Total realized gain (loss) on investments
and capital gains distributions	23,829	(3,587)	(105)	(22,078)
Net unrealized appreciation (depreciation)
of investments	(7,352)	32,157	529	62,236
Net increase (decrease) in net assets from operations	16,795	26,002	379	35,747
Changes from principal transactions:
Premiums	4,942	201	-	95
Death Benefits	(5,190)	(1,140)	(2)	(5,158)
Surrenders and withdrawals	(32,239)	(8,234)	(143)	(28,958)
Transfers between Divisions
(including fixed account), net	(1,763)	(6,915)	(114)	(11,413)
Increase (decrease) in net assets derived from
principal transactions	(34,250)	(16,088)	(259)	(45,434)
Total increase (decrease) in net assets	(17,455)	9,914	120	(9,687)
Net assets at December 31, 2012	$ 446,283	$ 130,676	$ 1,935	$ 283,259

The accompanying notes are an integral part of these financial statements. 67

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Clarion	ING DFA	ING FMRSM	ING FMRSM
	Real Estate	World Equity	Diversified Mid	Diversified Mid
	Portfolio -	Portfolio -	Cap Portfolio -	Cap Portfolio -
	Service 2 Class	Service Class	Service Class	Service 2 Class
Net assets at January 1, 2011	$ 21,031	$ 222,454	$ 879,120	$ 37,335

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(323)	(619)	(16,920)	(854)
Total realized gain (loss) on investments
and capital gains distributions	(814)	(9,816)	16,739	529
Net unrealized appreciation (depreciation)
of investments	2,420	(11,536)	(99,698)	(4,364)
Net increase (decrease) in net assets from operations	1,283	(21,971)	(99,879)	(4,689)
Changes from principal transactions:
Premiums	1	2,448	4,636	37
Death Benefits	(163)	(1,726)	(10,394)	(139)
Surrenders and withdrawals	(1,352)	(9,687)	(73,472)	(2,011)
Transfers between Divisions
(including fixed account), net	(593)	(34,729)	(73,095)	(929)
Increase (decrease) in net assets derived from
principal transactions	(2,107)	(43,694)	(152,325)	(3,042)
Total increase (decrease) in net assets	(824)	(65,665)	(252,204)	(7,731)
Net assets at December 31, 2011	20,207	156,789	626,916	29,604

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(390)	(776)	(11,531)	(700)
Total realized gain (loss) on investments
and capital gains distributions	(884)	(3,040)	1,507	291
Net unrealized appreciation (depreciation)
of investments	3,677	26,004	80,705	3,685
Net increase (decrease) in net assets from operations	2,403	22,188	70,681	3,276
Changes from principal transactions:
Premiums	-	2,026	4,796	18
Death Benefits	(118)	(1,698)	(10,479)	(205)
Surrenders and withdrawals	(1,584)	(7,126)	(55,185)	(1,663)
Transfers between Divisions
(including fixed account), net	(671)	(11,461)	(40,412)	(852)
Increase (decrease) in net assets derived from
principal transactions	(2,373)	(18,259)	(101,280)	(2,702)
Total increase (decrease) in net assets	30	3,929	(30,599)	574
Net assets at December 31, 2012	$ 20,237	$ 160,718	$ 596,317	$ 30,178

The accompanying notes are an integral part of these financial statements.
68

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

				ING Franklin
				Templeton
	ING Franklin	ING Franklin	ING Franklin	Founding
	Income	Income	Mutual Shares	Strategy
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service Class
Net assets at January 1, 2011	$ 448,938	$ 8,983	$ 200,678	$ 857,015

Increase (decrease) in net assets
Operations:
Net investment income (loss)	14,871	254	1,814	(2,193)
Total realized gain (loss) on investments
and capital gains distributions	(8,436)	(179)	(4,723)	(22,689)
Net unrealized appreciation (depreciation)
of investments	(7,611)	(115)	(3,018)	(5,336)
Net increase (decrease) in net assets from operations	(1,176)	(40)	(5,927)	(30,218)
Changes from principal transactions:
Premiums	4,564	24	1,957	6,767
Death Benefits	(5,258)	(63)	(1,816)	(7,177)
Surrenders and withdrawals	(32,737)	(658)	(11,943)	(37,714)
Transfers between Divisions
(including fixed account), net	41,927	762	(4,785)	(40,822)
Increase (decrease) in net assets derived from
principal transactions	8,496	65	(16,587)	(78,946)
Total increase (decrease) in net assets	7,320	25	(22,514)	(109,164)
Net assets at December 31, 2011	456,258	9,008	178,164	747,851

Increase (decrease) in net assets
Operations:
Net investment income (loss)	16,317	296	(1,726)	8,274
Total realized gain (loss) on investments
and capital gains distributions	(6,867)	163	(4,250)	(13,285)
Net unrealized appreciation (depreciation)
of investments	34,961	411	24,395	97,911
Net increase (decrease) in net assets from operations	44,411	870	18,419	92,900
Changes from principal transactions:
Premiums	3,389	-	1,472	5,532
Death Benefits	(5,599)	(173)	(1,902)	(7,821)
Surrenders and withdrawals	(37,042)	(457)	(11,678)	(44,824)
Transfers between Divisions
(including fixed account), net	22,263	1,011	(7,908)	(25,372)
Increase (decrease) in net assets derived from
principal transactions	(16,989)	381	(20,016)	(72,485)
Total increase (decrease) in net assets	27,422	1,251	(1,597)	20,415
Net assets at December 31, 2012	$ 483,680	$ 10,259	$ 176,567	$ 768,266

The accompanying notes are an integral part of these financial statements.
69

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

				ING Invesco
				Van Kampen
	ING Global	ING Global	ING Global	Growth and
	Resources	Resources	Resources	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2011	$ -	$ 653,531	$ 30,533	$ 460,426

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,165)	(12,000)	(659)	(4,125)
Total realized gain (loss) on investments
and capital gains distributions	(3,055)	(14,694)	(164)	10,484
Net unrealized appreciation (depreciation)
of investments	(12,737)	(37,942)	(2,491)	(24,374)
Net increase (decrease) in net assets from operations	(16,957)	(64,636)	(3,314)	(18,015)
Changes from principal transactions:
Premiums	1,569	162	1	1,798
Death Benefits	(341)	(5,108)	(280)	(11,952)
Surrenders and withdrawals	(3,589)	(45,240)	(1,349)	(36,822)
Transfers between Divisions
(including fixed account), net	107,262	(47,432)	(792)	(11,902)
Increase (decrease) in net assets derived from
principal transactions	104,901	(97,618)	(2,420)	(58,878)
Total increase (decrease) in net assets	87,944	(162,254)	(5,734)	(76,893)
Net assets at December 31, 2011	87,944	491,277	24,799	383,533

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,745)	(8,224)	(496)	(1,574)
Total realized gain (loss) on investments
and capital gains distributions	(9,349)	(25,567)	(549)	(8,164)
Net unrealized appreciation (depreciation)
of investments	5,143	9,264	(289)	55,203
Net increase (decrease) in net assets from operations	(5,951)	(24,527)	(1,334)	45,465
Changes from principal transactions:
Premiums	911	149	1	1,843
Death Benefits	(382)	(3,871)	(117)	(12,024)
Surrenders and withdrawals	(5,199)	(31,439)	(1,349)	(33,155)
Transfers between Divisions
(including fixed account), net	(5,109)	(20,927)	(415)	(12,018)
Increase (decrease) in net assets derived from
principal transactions	(9,779)	(56,088)	(1,880)	(55,354)
Total increase (decrease) in net assets	(15,730)	(80,615)	(3,214)	(9,889)
Net assets at December 31, 2012	$ 72,214	$ 410,662	$ 21,585	$ 373,644

The accompanying notes are an integral part of these financial statements.
70

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

ING Invesco
	Van Kampen	ING JPMorgan	ING JPMorgan	ING JPMorgan
	Growth and	Emerging	Emerging	Small Cap Core
	Income	Markets Equity Markets Equity		Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2011	$ 52,570	$ 657,788	$ 35,486	$ 257,411

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(788)	(9,954)	(610)	(5,091)
Total realized gain (loss) on investments
and capital gains distributions	(784)	12,708	2,397	(5,048)
Net unrealized appreciation (depreciation)
of investments	(848)	(133,654)	(8,715)	3,052
Net increase (decrease) in net assets from operations	(2,420)	(130,900)	(6,928)	(7,087)
Changes from principal transactions:
Premiums	12	4,929	-	1,480
Death Benefits	(464)	(4,227)	(172)	(1,607)
Surrenders and withdrawals	(3,683)	(43,624)	(2,031)	(18,328)
Transfers between Divisions
(including fixed account), net	(1,482)	11,179	(879)	(7,974)
Increase (decrease) in net assets derived from
principal transactions	(5,617)	(31,743)	(3,082)	(26,429)
Total increase (decrease) in net assets	(8,037)	(162,643)	(10,010)	(33,516)
Net assets at December 31, 2011	44,533	495,145	25,476	223,895

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(486)	(14,044)	(721)	(5,682)
Total realized gain (loss) on investments
and capital gains distributions	(613)	(7,835)	1,292	20,877
Net unrealized appreciation (depreciation)
of investments	5,962	99,394	3,295	17,881
Net increase (decrease) in net assets from operations	4,863	77,515	3,866	33,076
Changes from principal transactions:
Premiums	24	4,392	(1)	1,538
Death Benefits	(449)	(4,988)	(129)	(1,881)
Surrenders and withdrawals	(3,339)	(35,740)	(1,265)	(17,239)
Transfers between Divisions
(including fixed account), net	(985)	29,224	(1,004)	(15,425)
Increase (decrease) in net assets derived from
principal transactions	(4,749)	(7,112)	(2,399)	(33,007)
Total increase (decrease) in net assets	114	70,403	1,467	69
Net assets at December 31, 2012	$ 44,647	$ 565,548	$ 26,943	$ 223,964

The accompanying notes are an integral part of these financial statements.
71

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

ING JPMorgan
	Small Cap Core	ING Large Cap	ING Large Cap	ING Large Cap
	Equity	Growth	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Adviser Class	Service Class	Service 2 Class
Net assets at January 1, 2011	$ 38,538	$ -	$ 121,916	$ 886

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(900)	-	(5,190)	(23)
Total realized gain (loss) on investments
and capital gains distributions	198	-	25,733	72
Net unrealized appreciation (depreciation)
of investments	(580)	-	(23,630)	(55)
Net increase (decrease) in net assets from operations	(1,282)	-	(3,087)	(6)
Changes from principal transactions:
Premiums	3	-	1,442	-
Death Benefits	(492)	-	(1,111)	-
Surrenders and withdrawals	(2,502)	-	(14,155)	(72)
Transfers between Divisions
(including fixed account), net	(2,183)	-	112,727	(24)
Increase (decrease) in net assets derived from
principal transactions	(5,174)	-	98,903	(96)
Total increase (decrease) in net assets	(6,456)	-	95,816	(102)
Net assets at December 31, 2011	32,082	-	217,732	784

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(925)	(22,513)	(5,527)	(20)
Total realized gain (loss) on investments
and capital gains distributions	569	4,975	16,657	21
Net unrealized appreciation (depreciation)
of investments	5,071	97,608	20,382	111
Net increase (decrease) in net assets from operations	4,715	80,070	31,512	112
Changes from principal transactions:
Premiums	2	4,508	575	-
Death Benefits	(270)	(8,393)	(2,205)	(14)
Surrenders and withdrawals	(2,463)	(56,134)	(16,567)	(12)
Transfers between Divisions
(including fixed account), net	(896)	1,881,228	(16,507)	(14)
Increase (decrease) in net assets derived from
principal transactions	(3,627)	1,821,209	(34,704)	(40)
Total increase (decrease) in net assets	1,088	1,901,279	(3,192)	72
Net assets at December 31, 2012	$ 33,170	$ 1,901,279	$ 214,540	$ 856

The accompanying notes are an integral part of these financial statements.
72

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

		ING Limited	ING Liquid	ING Liquid
	ING Large Cap	Maturity Bond	Assets	Assets
	Value Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service 2 Class
Net assets at January 1, 2011	$ -	$ 94,829	$ 1,063,594	$ 23,027

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(757)	1,105	(27,386)	(617)
Total realized gain (loss) on investments
and capital gains distributions	(836)	(2,671)	291	6
Net unrealized appreciation (depreciation)
of investments	763	1,059	-	-
Net increase (decrease) in net assets from operations	(830)	(507)	(27,095)	(611)
Changes from principal transactions:
Premiums	294	(18)	21,374	1,001
Death Benefits	(1,419)	(3,202)	(15,050)	(192)
Surrenders and withdrawals	(7,240)	(12,513)	(363,002)	(13,161)
Transfers between Divisions
(including fixed account), net	73,935	(2,825)	314,406	9,264
Increase (decrease) in net assets derived from
principal transactions	65,570	(18,558)	(42,272)	(3,088)
Total increase (decrease) in net assets	64,740	(19,065)	(69,367)	(3,699)
Net assets at December 31, 2011	64,740	75,764	994,227	19,328

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(245)	(737)	(21,544)	(449)
Total realized gain (loss) on investments
and capital gains distributions	2,597	(1,426)	59	1
Net unrealized appreciation (depreciation)
of investments	6,005	1,929	-	-
Net increase (decrease) in net assets from operations	8,357	(234)	(21,485)	(448)
Changes from principal transactions:
Premiums	285	13	14,478	403
Death Benefits	(1,318)	(2,660)	(20,576)	(439)
Surrenders and withdrawals	(10,047)	(9,569)	(266,991)	(8,311)
Transfers between Divisions
(including fixed account), net	14,863	(587)	123,102	4,886
Increase (decrease) in net assets derived from
principal transactions	3,783	(12,803)	(149,987)	(3,461)
Total increase (decrease) in net assets	12,140	(13,037)	(171,472)	(3,909)
Net assets at December 31, 2012	$ 76,880	$ 62,727	$ 822,755	$ 15,419

The accompanying notes are an integral part of these financial statements.
73

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Marsico	ING Marsico	ING MFS Total	ING MFS Total
	Growth	Growth	Return	Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class
Net assets at January 1, 2011	$ 502,962	$ 18,769	$ 742,863	$ 34,511

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9,711)	(468)	760	(149)
Total realized gain (loss) on investments
and capital gains distributions	45,214	527	(15,414)	(1,228)
Net unrealized appreciation (depreciation)
of investments	(53,861)	(834)	10,803	928
Net increase (decrease) in net assets from operations	(18,358)	(775)	(3,851)	(449)
Changes from principal transactions:
Premiums	3,314	6	4,364	14
Death Benefits	(10,652)	(135)	(16,030)	(288)
Surrenders and withdrawals	(42,353)	(1,259)	(72,532)	(2,001)
Transfers between Divisions
(including fixed account), net	(17,241)	(239)	(19,187)	(797)
Increase (decrease) in net assets derived from
principal transactions	(66,932)	(1,627)	(103,385)	(3,072)
Total increase (decrease) in net assets	(85,290)	(2,402)	(107,236)	(3,521)
Net assets at December 31, 2011	417,672	16,367	635,627	30,990

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8,584)	(426)	761	(170)
Total realized gain (loss) on investments
and capital gains distributions	33,265	509	(16,289)	(588)
Net unrealized appreciation (depreciation)
of investments	15,787	1,441	68,715	3,125
Net increase (decrease) in net assets from operations	40,468	1,524	53,187	2,367
Changes from principal transactions:
Premiums	2,448	2	4,584	66
Death Benefits	(10,154)	(222)	(15,466)	(269)
Surrenders and withdrawals	(36,007)	(927)	(62,581)	(2,187)
Transfers between Divisions
(including fixed account), net	(9,185)	(206)	(1,279)	(35)
Increase (decrease) in net assets derived from
principal transactions	(52,898)	(1,353)	(74,742)	(2,425)
Total increase (decrease) in net assets	(12,430)	171	(21,555)	(58)
Net assets at December 31, 2012	$ 405,242	$ 16,538	$ 614,072	$ 30,932

The accompanying notes are an integral part of these financial statements.
74

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

				ING
		ING Morgan	ING Morgan	Oppenheimer
	ING MFS	Stanley Global	Stanley Global	Active
	Utilities	Franchise	Franchise	Allocation
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2011	$ 431,592	$ 326,147	$ 62,764	$ 60,023

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4,298	(886)	(320)	(1,460)
Total realized gain (loss) on investments
and capital gains distributions	(14,338)	(1,028)	1,762	5,331
Net unrealized appreciation (depreciation)
of investments	25,614	21,385	2,267	(7,753)
Net increase (decrease) in net assets from operations	15,574	19,471	3,709	(3,882)
Changes from principal transactions:
Premiums	5,069	2,845	67	822
Death Benefits	(3,936)	(3,234)	(598)	(487)
Surrenders and withdrawals	(33,233)	(22,101)	(4,785)	(3,297)
Transfers between Divisions
(including fixed account), net	48,812	9,970	(2,359)	(2,420)
Increase (decrease) in net assets derived from
principal transactions	16,712	(12,520)	(7,675)	(5,382)
Total increase (decrease) in net assets	32,286	6,951	(3,966)	(9,264)
Net assets at December 31, 2011	463,878	333,098	58,798	50,759

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,098	(3,373)	(753)	(3)
Total realized gain (loss) on investments
and capital gains distributions	(15,205)	13,884	4,507	1,147
Net unrealized appreciation (depreciation)
of investments	58,800	31,806	3,375	3,600
Net increase (decrease) in net assets from operations	45,693	42,317	7,129	4,744
Changes from principal transactions:
Premiums	4,135	2,345	62	593
Death Benefits	(5,428)	(3,031)	(482)	(359)
Surrenders and withdrawals	(35,281)	(26,718)	(4,852)	(2,332)
Transfers between Divisions
(including fixed account), net	(12,822)	9,506	(1,129)	(4,202)
Increase (decrease) in net assets derived from
principal transactions	(49,396)	(17,898)	(6,401)	(6,300)
Total increase (decrease) in net assets	(3,703)	24,419	728	(1,556)
Net assets at December 31, 2012	$ 460,175	$ 357,517	$ 59,526	$ 49,203

The accompanying notes are an integral part of these financial statements.
75

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING PIMCO	ING PIMCO	ING PIMCO
	High Yield	Total Return	Total Return	ING Pioneer
	Portfolio -	Bond Portfolio -	Bond Portfolio -	Fund Portfolio -
	Service Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2011	$ 519,986	$ 2,995,230	$ 73,254	$ 57,938

Increase (decrease) in net assets
Operations:
Net investment income (loss)	25,043	45,341	951	(621)
Total realized gain (loss) on investments
and capital gains distributions	(2,553)	131,304	4,358	237
Net unrealized appreciation (depreciation)
of investments	(12,874)	(155,150)	(4,911)	(3,366)
Net increase (decrease) in net assets from operations	9,616	21,495	398	(3,750)
Changes from principal transactions:
Premiums	2,512	25,877	75	250
Death Benefits	(8,955)	(32,139)	(554)	(540)
Surrenders and withdrawals	(57,362)	(241,232)	(10,855)	(4,637)
Transfers between Divisions
(including fixed account), net	40,480	50,421	3,518	(879)
Increase (decrease) in net assets derived from
principal transactions	(23,325)	(197,073)	(7,816)	(5,806)
Total increase (decrease) in net assets	(13,709)	(175,578)	(7,418)	(9,556)
Net assets at December 31, 2011	506,277	2,819,652	65,836	48,382

Increase (decrease) in net assets
Operations:
Net investment income (loss)	22,236	24,047	352	(598)
Total realized gain (loss) on investments
and capital gains distributions	938	29,270	190	(366)
Net unrealized appreciation (depreciation)
of investments	36,790	110,960	3,141	4,477
Net increase (decrease) in net assets from operations	59,964	164,277	3,683	3,513
Changes from principal transactions:
Premiums	3,014	23,119	84	241
Death Benefits	(8,914)	(31,092)	(451)	(605)
Surrenders and withdrawals	(61,798)	(230,667)	(5,965)	(4,346)
Transfers between Divisions
(including fixed account), net	92,184	184,673	1,702	(1,803)
Increase (decrease) in net assets derived from
principal transactions	24,486	(53,967)	(4,630)	(6,513)
Total increase (decrease) in net assets	84,450	110,310	(947)	(3,000)
Net assets at December 31, 2012	$ 590,727	$ 2,929,962	$ 64,889	$ 45,382

The accompanying notes are an integral part of these financial statements.
76

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

				ING Retirement
	ING Pioneer	ING Retirement	ING Retirement	Moderate
	Mid Cap Value	Conservative	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Adviser Class	Adviser Class
Net assets at January 1, 2011	$ 572,449	$ 470,803	$ 4,611,727	$ 3,185,520

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6,473)	(4,733)	(84,105)	(46,691)
Total realized gain (loss) on investments
and capital gains distributions	1,707	16,679	55,907	39,098
Net unrealized appreciation (depreciation)
of investments	(33,023)	571	(139,667)	(65,826)
Net increase (decrease) in net assets from operations	(37,789)	12,517	(167,865)	(73,419)
Changes from principal transactions:
Premiums	2,881	5,306	42,896	24,135
Death Benefits	(7,225)	(4,923)	(40,032)	(39,428)
Surrenders and withdrawals	(44,054)	(34,728)	(197,531)	(169,785)
Transfers between Divisions
(including fixed account), net	(24,437)	106,029	(137,508)	(68,075)
Increase (decrease) in net assets derived from
principal transactions	(72,835)	71,684	(332,175)	(253,153)
Total increase (decrease) in net assets	(110,624)	84,201	(500,040)	(326,572)
Net assets at December 31, 2011	461,825	555,004	4,111,687	2,858,948

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7,322)	2,446	(15,500)	(884)
Total realized gain (loss) on investments
and capital gains distributions	1,672	19,247	65,751	48,345
Net unrealized appreciation (depreciation)
of investments	43,206	6,886	348,163	195,022
Net increase (decrease) in net assets from operations	37,556	28,579	398,414	242,483
Changes from principal transactions:
Premiums	2,655	3,633	31,152	17,402
Death Benefits	(6,719)	(6,486)	(37,628)	(36,700)
Surrenders and withdrawals	(36,291)	(44,470)	(188,129)	(176,880)
Transfers between Divisions
(including fixed account), net	(20,741)	48,665	(107,005)	(52,372)
Increase (decrease) in net assets derived from
principal transactions	(61,096)	1,342	(301,610)	(248,550)
Total increase (decrease) in net assets	(23,540)	29,921	96,804	(6,067)
Net assets at December 31, 2012	$ 438,285	$ 584,925	$ 4,208,491	$ 2,852,881

The accompanying notes are an integral part of these financial statements.
77

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

		ING T. Rowe	ING T. Rowe	ING T. Rowe
	ING Retirement	Price Capital	Price Capital	Price Equity
	Moderate	Appreciation	Appreciation	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2011	$ 1,823,032	$ 2,636,403	$ 83,486	$ 685,068

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(19,776)	(16,539)	(845)	(3,318)
Total realized gain (loss) on investments
and capital gains distributions	21,753	77,517	(654)	(4,738)
Net unrealized appreciation (depreciation)
of investments	(7,486)	(50,721)	1,563	(16,655)
Net increase (decrease) in net assets from operations	(5,509)	10,257	64	(24,711)
Changes from principal transactions:
Premiums	14,570	24,676	53	4,033
Death Benefits	(26,638)	(33,095)	(856)	(9,883)
Surrenders and withdrawals	(101,101)	(215,118)	(8,224)	(56,847)
Transfers between Divisions
(including fixed account), net	(22,874)	(52,715)	(1,420)	45,446
Increase (decrease) in net assets derived from
principal transactions	(136,043)	(276,252)	(10,447)	(17,251)
Total increase (decrease) in net assets	(141,552)	(265,995)	(10,383)	(41,962)
Net assets at December 31, 2011	1,681,480	2,370,408	73,103	643,106

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10,228	(21,978)	(998)	(3,624)
Total realized gain (loss) on investments
and capital gains distributions	25,815	84,928	2,207	(580)
Net unrealized appreciation (depreciation)
of investments	85,932	206,957	6,940	93,445
Net increase (decrease) in net assets from operations	121,975	269,907	8,149	89,241
Changes from principal transactions:
Premiums	11,922	19,827	274	3,938
Death Benefits	(27,093)	(34,550)	(877)	(11,894)
Surrenders and withdrawals	(117,053)	(199,731)	(5,781)	(57,709)
Transfers between Divisions
(including fixed account), net	(2,767)	35,567	2,294	(21,475)
Increase (decrease) in net assets derived from
principal transactions	(134,991)	(178,887)	(4,090)	(87,140)
Total increase (decrease) in net assets	(13,016)	91,020	4,059	2,101
Net assets at December 31, 2012	$ 1,668,464	$ 2,461,428	$ 77,162	$ 645,207

The accompanying notes are an integral part of these financial statements.
78

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe
	Price Equity	Price	ING Templeton	ING Templeton
	Income	International	Global Growth Global Growth
	Portfolio -	Stock Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service Class	Service 2 Class
Net assets at January 1, 2011	$ 23,922	$ 166,057	$ 286,405	$ 4,732

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(217)	1,414	(2,192)	(62)
Total realized gain (loss) on investments
and capital gains distributions	(483)	(8,521)	3,451	(104)
Net unrealized appreciation (depreciation)
of investments	(238)	(15,620)	(23,014)	(184)
Net increase (decrease) in net assets from operations	(938)	(22,727)	(21,755)	(350)
Changes from principal transactions:
Premiums	9	1,100	1,810	3
Death Benefits	(252)	(1,021)	(4,689)	(12)
Surrenders and withdrawals	(1,646)	(10,404)	(23,614)	(321)
Transfers between Divisions
(including fixed account), net	2,194	(2,370)	(9,620)	(151)
Increase (decrease) in net assets derived from
principal transactions	305	(12,695)	(36,113)	(481)
Total increase (decrease) in net assets	(633)	(35,422)	(57,868)	(831)
Net assets at December 31, 2011	23,289	130,635	228,537	3,901

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(219)	(3,302)	(1,195)	(43)
Total realized gain (loss) on investments
and capital gains distributions	(267)	(15,703)	(863)	(89)
Net unrealized appreciation (depreciation)
of investments	3,585	38,693	42,699	837
Net increase (decrease) in net assets from operations	3,099	19,688	40,641	705
Changes from principal transactions:
Premiums	64	1,131	1,509	4
Death Benefits	(260)	(1,728)	(4,393)	(23)
Surrenders and withdrawals	(1,708)	(8,747)	(20,713)	(190)
Transfers between Divisions
(including fixed account), net	(170)	3,842	(2,318)	230
Increase (decrease) in net assets derived from
principal transactions	(2,074)	(5,502)	(25,915)	21
Total increase (decrease) in net assets	1,025	14,186	14,726	726
Net assets at December 31, 2012	$ 24,314	$ 144,821	$ 243,263	$ 4,627

The accompanying notes are an integral part of these financial statements.
79

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

		ING American		ING Columbia
		Century Small-	ING Baron	Small Cap
	ING Diversified	Mid Cap Value	Growth	Value II
	International	Portfolio -	Portfolio -	Portfolio -
	Fund - Class R	Service Class	Service Class	Service Class
Net assets at January 1, 2011	$ 178	$ 3,047	$ 342,203	$ 153,917

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(14)	(9,161)	(3,097)
Total realized gain (loss) on investments
and capital gains distributions	(6)	510	1,071	1,260
Net unrealized appreciation (depreciation)
of investments	(17)	(666)	2,806	(5,379)
Net increase (decrease) in net assets from operations	(25)	(170)	(5,284)	(7,216)
Changes from principal transactions:
Premiums	-	124	3,746	42
Death Benefits	-	(6)	(1,956)	(1,486)
Surrenders and withdrawals	(25)	(846)	(21,686)	(7,006)
Transfers between Divisions
(including fixed account), net	-	(174)	18,748	(10,734)
Increase (decrease) in net assets derived from
principal transactions	(25)	(902)	(1,148)	(19,184)
Total increase (decrease) in net assets	(50)	(1,072)	(6,432)	(26,400)
Net assets at December 31, 2011	128	1,975	335,771	127,517

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(11)	(8,804)	(3,000)
Total realized gain (loss) on investments
and capital gains distributions	(25)	342	26,578	1,735
Net unrealized appreciation (depreciation)
of investments	40	(75)	34,570	14,966
Net increase (decrease) in net assets from operations	16	256	52,344	13,701
Changes from principal transactions:
Premiums	-	46	4,822	36
Death Benefits	-	-	(2,972)	(1,020)
Surrenders and withdrawals	(43)	(485)	(23,363)	(6,396)
Transfers between Divisions
(including fixed account), net	(1)	36	(15,525)	(8,839)
Increase (decrease) in net assets derived from
principal transactions	(44)	(403)	(37,038)	(16,219)
Total increase (decrease) in net assets	(28)	(147)	15,306	(2,518)
Net assets at December 31, 2012	$ 100	$ 1,828	$ 351,077	$ 124,999

The accompanying notes are an integral part of these financial statements.
80

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Davis New		ING Growth	ING Growth
	York Venture	ING Global	and Income	and Income
	Portfolio -	Bond Portfolio -	Core Portfolio -	Core Portfolio -
	Service Class	Service Class	Initial Class	Service Class
Net assets at January 1, 2011	$ 291,613	$ 9,633	$ 1,384	$ 8,281

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4,201)	543	(8)	(122)
Total realized gain (loss) on investments
and capital gains distributions	(8,149)	135	89	(51)
Net unrealized appreciation (depreciation)
of investments	(6,855)	(470)	(226)	(1,004)
Net increase (decrease) in net assets from operations	(19,205)	208	(145)	(1,177)
Changes from principal transactions:
Premiums	2,253	90	4	23
Death Benefits	(2,609)	(53)	(4)	(99)
Surrenders and withdrawals	(14,548)	(1,697)	(338)	(419)
Transfers between Divisions
(including fixed account), net	(14,771)	749	(6)	(261)
Increase (decrease) in net assets derived from
principal transactions	(29,675)	(911)	(344)	(756)
Total increase (decrease) in net assets	(48,880)	(703)	(489)	(1,933)
Net assets at December 31, 2011	242,733	8,930	895	6,348

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5,545)	397	(8)	(127)
Total realized gain (loss) on investments
and capital gains distributions	(4,582)	27	59	(157)
Net unrealized appreciation (depreciation)
of investments	32,595	113	17	689
Net increase (decrease) in net assets from operations	22,468	537	68	405
Changes from principal transactions:
Premiums	2,007	23	3	32
Death Benefits	(3,186)	(32)	(107)	(27)
Surrenders and withdrawals	(13,537)	(744)	(137)	(497)
Transfers between Divisions
(including fixed account), net	(5,721)	(147)	(11)	(547)
Increase (decrease) in net assets derived from
principal transactions	(20,437)	(900)	(252)	(1,039)
Total increase (decrease) in net assets	2,031	(363)	(184)	(634)
Net assets at December 31, 2012	$ 244,764	$ 8,567	$ 711	$ 5,714

The accompanying notes are an integral part of these financial statements.
81

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

		ING Invesco	ING Invesco
	ING Invesco	Van Kampen	Van Kampen
	Van Kampen	Equity and	Equity and	ING JPMorgan
	Comstock	Income	Income	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Service Class
Net assets at January 1, 2011	$ 189,031	$ 2,046	$ 207,495	$ 121,321

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,183)	24	(958)	(2,108)
Total realized gain (loss) on investments
and capital gains distributions	(6,672)	20	(2,510)	15,019
Net unrealized appreciation (depreciation)
of investments	1,288	(69)	(3,013)	(14,481)
Net increase (decrease) in net assets from operations	(7,567)	(25)	(6,481)	(1,570)
Changes from principal transactions:
Premiums	1,409	-	1,374	1,280
Death Benefits	(2,068)	-	(2,513)	(1,137)
Surrenders and withdrawals	(14,291)	(365)	(15,594)	(8,676)
Transfers between Divisions
(including fixed account), net	6,564	(116)	(10,198)	14,596
Increase (decrease) in net assets derived from
principal transactions	(8,386)	(481)	(26,931)	6,063
Total increase (decrease) in net assets	(15,953)	(506)	(33,412)	4,493
Net assets at December 31, 2011	173,078	1,540	174,083	125,814

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,544)	26	(1,065)	(2,723)
Total realized gain (loss) on investments
and capital gains distributions	(4,783)	14	(1,338)	8,079
Net unrealized appreciation (depreciation)
of investments	34,064	138	19,826	17,490
Net increase (decrease) in net assets from operations	26,737	178	17,423	22,846
Changes from principal transactions:
Premiums	1,324	-	1,842	1,525
Death Benefits	(1,606)	-	(2,496)	(968)
Surrenders and withdrawals	(14,830)	(176)	(13,479)	(10,178)
Transfers between Divisions
(including fixed account), net	4,369	(40)	(1,064)	29,001
Increase (decrease) in net assets derived from
principal transactions	(10,743)	(216)	(15,197)	19,380
Total increase (decrease) in net assets	15,994	(38)	2,226	42,226
Net assets at December 31, 2012	$ 189,072	$ 1,502	$ 176,309	$ 168,040

The accompanying notes are an integral part of these financial statements.
82

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING	ING
	Oppenheimer	Oppenheimer	ING PIMCO
	Global	Global	Total Return	ING Solution
	Portfolio -	Portfolio -	Portfolio -	2015 Portfolio -
	Initial Class	Service Class	Service Class	Service Class
Net assets at January 1, 2011	$ 6,776	$ 124,699	$ 7,923	$ 17,776

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	(1,384)	121	252
Total realized gain (loss) on investments
and capital gains distributions	199	(2,785)	215	(380)
Net unrealized appreciation (depreciation)
of investments	(701)	(9,838)	(190)	(217)
Net increase (decrease) in net assets from operations	(494)	(14,007)	146	(345)
Changes from principal transactions:
Premiums	-	1,060	-	50
Death Benefits	(102)	(1,068)	(105)	(286)
Surrenders and withdrawals	(1,119)	(8,584)	(742)	(1,647)
Transfers between Divisions
(including fixed account), net	(189)	14,346	(972)	(537)
Increase (decrease) in net assets derived from
principal transactions	(1,410)	5,754	(1,819)	(2,420)
Total increase (decrease) in net assets	(1,904)	(8,253)	(1,673)	(2,765)
Net assets at December 31, 2011	4,872	116,446	6,250	15,011

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	(1,671)	101	375
Total realized gain (loss) on investments
and capital gains distributions	144	(6,479)	90	(107)
Net unrealized appreciation (depreciation)
of investments	758	28,311	187	1,154
Net increase (decrease) in net assets from operations	906	20,161	378	1,422
Changes from principal transactions:
Premiums	-	988	-	133
Death Benefits	(31)	(1,203)	(74)	(67)
Surrenders and withdrawals	(908)	(8,197)	(1,102)	(942)
Transfers between Divisions
(including fixed account), net	(64)	2,696	(193)	(154)
Increase (decrease) in net assets derived from
principal transactions	(1,003)	(5,716)	(1,369)	(1,030)
Total increase (decrease) in net assets	(97)	14,445	(991)	392
Net assets at December 31, 2012	$ 4,775	$ 130,891	$ 5,259	$ 15,403

The accompanying notes are an integral part of these financial statements.
83

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

				ING Solution
	ING Solution	ING Solution	ING Solution	Income
	2025 Portfolio -	2035 Portfolio -	2045 Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2011	$ 18,481	$ 11,158	$ 1,270	$ 6,790

Increase (decrease) in net assets
Operations:
Net investment income (loss)	77	(11)	(9)	170
Total realized gain (loss) on investments
and capital gains distributions	(395)	(304)	(21)	(50)
Net unrealized appreciation (depreciation)
of investments	(505)	(398)	(46)	(181)
Net increase (decrease) in net assets from operations	(823)	(713)	(76)	(61)
Changes from principal transactions:
Premiums	447	239	3	13
Death Benefits	(367)	(180)	-	(92)
Surrenders and withdrawals	(1,276)	(405)	(43)	(467)
Transfers between Divisions
(including fixed account), net	(59)	(322)	(23)	(128)
Increase (decrease) in net assets derived from
principal transactions	(1,255)	(668)	(63)	(674)
Total increase (decrease) in net assets	(2,078)	(1,381)	(139)	(735)
Net assets at December 31, 2011	16,403	9,777	1,131	6,055

Increase (decrease) in net assets
Operations:
Net investment income (loss)	168	38	-	181
Total realized gain (loss) on investments
and capital gains distributions	(147)	(202)	(6)	(64)
Net unrealized appreciation (depreciation)
of investments	1,830	1,404	157	348
Net increase (decrease) in net assets from operations	1,851	1,240	151	465
Changes from principal transactions:
Premiums	72	12	3	24
Death Benefits	-	-	-	-
Surrenders and withdrawals	(1,590)	(1,319)	(19)	(962)
Transfers between Divisions
(including fixed account), net	(344)	(302)	17	293
Increase (decrease) in net assets derived from
principal transactions	(1,862)	(1,609)	1	(645)
Total increase (decrease) in net assets	(11)	(369)	152	(180)
Net assets at December 31, 2012	$ 16,392	$ 9,408	$ 1,283	$ 5,875

The accompanying notes are an integral part of these financial statements.
84

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

ING T. Rowe
	Price Diversified	ING T. Rowe		ING UBS U.S.
	Mid Cap	Price Growth	ING Templeton	Large Cap
	Growth	Equity	Foreign Equity	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2011	$ 11,833	$ 108,925	$ 260,443	$ 6,229

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(168)	(2,736)	(2,202)	(93)
Total realized gain (loss) on investments
and capital gains distributions	(158)	12,015	(18,388)	(130)
Net unrealized appreciation (depreciation)
of investments	(290)	(14,415)	(16,533)	(41)
Net increase (decrease) in net assets from operations	(616)	(5,136)	(37,123)	(264)
Changes from principal transactions:
Premiums	127	1,395	1,968	7
Death Benefits	(11)	(558)	(1,465)	(39)
Surrenders and withdrawals	(1,815)	(7,504)	(16,647)	(515)
Transfers between Divisions
(including fixed account), net	(187)	8,706	(16,686)	(219)
Increase (decrease) in net assets derived from
principal transactions	(1,886)	2,039	(32,830)	(766)
Total increase (decrease) in net assets	(2,502)	(3,097)	(69,953)	(1,030)
Net assets at December 31, 2011	9,331	105,828	190,490	5,199

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(130)	(3,926)	(1,355)	(87)
Total realized gain (loss) on investments
and capital gains distributions	1,647	16,982	10,412	(81)
Net unrealized appreciation (depreciation)
of investments	(250)	2,522	85,080	703
Net increase (decrease) in net assets from operations	1,267	15,578	94,137	535
Changes from principal transactions:
Premiums	84	1,555	2,501	1
Death Benefits	(12)	(1,288)	(4,241)	(131)
Surrenders and withdrawals	(1,715)	(9,867)	(23,712)	(337)
Transfers between Divisions
(including fixed account), net	(454)	46,368	350,474	(157)
Increase (decrease) in net assets derived from
principal transactions	(2,097)	36,768	325,022	(624)
Total increase (decrease) in net assets	(830)	52,346	419,159	(89)
Net assets at December 31, 2012	$ 8,501	$ 158,174	$ 609,649	$ 5,110

The accompanying notes are an integral part of these financial statements.
85

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Strategic	ING Strategic	ING Strategic
	Allocation	Allocation	Allocation	ING Growth
	Conservative	Growth	Moderate	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class A
Net assets at January 1, 2011	$ 1,451	$ 601	$ 775	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	37	8	14	(19,807)
Total realized gain (loss) on investments
and capital gains distributions	(51)	(80)	(35)	(4,004)
Net unrealized appreciation (depreciation)
of investments	24	56	6	(45,338)
Net increase (decrease) in net assets from operations	10	(16)	(15)	(69,149)
Changes from principal transactions:
Premiums	(175)	(126)	120	7,594
Death Benefits	-	-	(4)	(18,267)
Surrenders and withdrawals	-	-	(37)	(69,762)
Transfers between Divisions
(including fixed account), net	-	1	134	1,327,583
Increase (decrease) in net assets derived from
principal transactions	(175)	(125)	213	1,247,148
Total increase (decrease) in net assets	(165)	(141)	198	1,177,999
Net assets at December 31, 2011	1,286	460	973	1,177,999

Increase (decrease) in net assets
Operations:
Net investment income (loss)	21	(1)	4	(15,071)
Total realized gain (loss) on investments
and capital gains distributions	(16)	(12)	(32)	11,380
Net unrealized appreciation (depreciation)
of investments	139	73	143	144,912
Net increase (decrease) in net assets from operations	144	60	115	141,221
Changes from principal transactions:
Premiums	131	(15)	14	8,806
Death Benefits	-	-	-	(15,397)
Surrenders and withdrawals	-	-	(21)	(77,200)
Transfers between Divisions
(including fixed account), net	(1)	-	(39)	(37,177)
Increase (decrease) in net assets derived from
principal transactions	130	(15)	(46)	(120,968)
Total increase (decrease) in net assets	274	45	69	20,253
Net assets at December 31, 2012	$ 1,560	$ 505	$ 1,042	$ 1,198,252

The accompanying notes are an integral part of these financial statements.
86

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Growth	ING Growth
	and Income	and Income	ING GET U.S.	ING GET U.S.
	Portfolio -	Portfolio -	Core Portfolio -	Core Portfolio -
	Class I	Class S	Series 7	Series 8
Net assets at January 1, 2011	$ 114	$ 449,666	$ 7,465	$ 4,109

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(1,854)	6	(22)
Total realized gain (loss) on investments
and capital gains distributions	(4)	2,752	(585)	(407)
Net unrealized appreciation (depreciation)
of investments	3	(8,237)	447	346
Net increase (decrease) in net assets from operations	(1)	(7,339)	(132)	(83)
Changes from principal transactions:
Premiums	-	219	(2)	(15)
Death Benefits	-	(7,754)	-	(121)
Surrenders and withdrawals	(35)	(46,532)	(1,576)	(1,242)
Transfers between Divisions
(including fixed account), net	(1)	335,936	(345)	(29)
Increase (decrease) in net assets derived from
principal transactions	(36)	281,869	(1,923)	(1,407)
Total increase (decrease) in net assets	(37)	274,530	(2,055)	(1,490)
Net assets at December 31, 2011	77	724,196	5,410	2,619

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(6,860)	96	12
Total realized gain (loss) on investments
and capital gains distributions	(1)	14,051	(921)	(384)
Net unrealized appreciation (depreciation)
of investments	11	81,107	813	345
Net increase (decrease) in net assets from operations	10	88,298	(12)	(27)
Changes from principal transactions:
Premiums	-	136	(4)	(1)
Death Benefits	-	(11,097)	-	(124)
Surrenders and withdrawals	(22)	(68,824)	(808)	(679)
Transfers between Divisions
(including fixed account), net	-	(31,488)	(4,586)	(1,788)
Increase (decrease) in net assets derived from
principal transactions	(22)	(111,273)	(5,398)	(2,592)
Total increase (decrease) in net assets	(12)	(22,975)	(5,410)	(2,619)
Net assets at December 31, 2012	$ 65	$ 701,221	$ -	$ -

The accompanying notes are an integral part of these financial statements.
87

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 9	Series 10	Series 11	Series 12
Net assets at January 1, 2011	$ 4,036	$ 3,216	$ 4,857	$ 1,962

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	12	7	13
Total realized gain (loss) on investments
and capital gains distributions	(342)	(244)	(239)	(48)
Net unrealized appreciation (depreciation)
of investments	270	191	180	19
Net increase (decrease) in net assets from operations	(65)	(41)	(52)	(16)
Changes from principal transactions:
Premiums	-	(1)	8	-
Death Benefits	(54)	-	-	(51)
Surrenders and withdrawals	(801)	(932)	(807)	(59)
Transfers between Divisions
(including fixed account), net	(381)	-	(5)	(19)
Increase (decrease) in net assets derived from
principal transactions	(1,236)	(933)	(804)	(129)
Total increase (decrease) in net assets	(1,301)	(974)	(856)	(145)
Net assets at December 31, 2011	2,735	2,242	4,001	1,817

Increase (decrease) in net assets
Operations:
Net investment income (loss)	30	16	2	9
Total realized gain (loss) on investments
and capital gains distributions	(431)	(380)	(135)	(42)
Net unrealized appreciation (depreciation)
of investments	363	323	42	13
Net increase (decrease) in net assets from operations	(38)	(41)	(91)	(20)
Changes from principal transactions:
Premiums	(3)	-	-	-
Death Benefits	-	-	(54)	(5)
Surrenders and withdrawals	(820)	(1,040)	(339)	(76)
Transfers between Divisions
(including fixed account), net	(1,874)	(1,161)	(2)	(20)
Increase (decrease) in net assets derived from
principal transactions	(2,697)	(2,201)	(395)	(101)
Total increase (decrease) in net assets	(2,735)	(2,242)	(486)	(121)
Net assets at December 31, 2012	$ -	$ -	$ 3,515	$ 1,696

The accompanying notes are an integral part of these financial statements.
88

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

			ING BlackRock
			Science and
			Technology	ING Euro
	ING GET U.S.	ING GET U.S.	Opportunities	STOXX 50®
	Core Portfolio -	Core Portfolio -	Portfolio -	Index Portfolio -
	Series 13	Series 14	Class S	Class A
Net assets at January 1, 2011	$ 12,854	$ 36,259	$ 263,966	$ 4,739

Increase (decrease) in net assets
Operations:
Net investment income (loss)	51	404	(6,441)	299
Total realized gain (loss) on investments
and capital gains distributions	(169)	(26)	33,032	(2,811)
Net unrealized appreciation (depreciation)
of investments	126	55	(60,848)	(772)
Net increase (decrease) in net assets from operations	8	433	(34,257)	(3,284)
Changes from principal transactions:
Premiums	(1)	(3)	2,645	163
Death Benefits	(128)	(466)	(2,733)	(141)
Surrenders and withdrawals	(3,625)	(6,837)	(17,495)	(1,139)
Transfers between Divisions
(including fixed account), net	(5)	(222)	(14,106)	2,617
Increase (decrease) in net assets derived from
principal transactions	(3,759)	(7,528)	(31,689)	1,500
Total increase (decrease) in net assets	(3,751)	(7,095)	(65,946)	(1,784)
Net assets at December 31, 2011	9,103	29,164	198,020	2,955

Increase (decrease) in net assets
Operations:
Net investment income (loss)	30	259	(5,487)	8
Total realized gain (loss) on investments
and capital gains distributions	(127)	(95)	24,717	(873)
Net unrealized appreciation (depreciation)
of investments	(65)	(692)	(10,575)	1,533
Net increase (decrease) in net assets from operations	(162)	(528)	8,655	668
Changes from principal transactions:
Premiums	-	1	1,715	78
Death Benefits	(89)	(225)	(1,607)	(21)
Surrenders and withdrawals	(1,873)	(4,483)	(13,845)	(342)
Transfers between Divisions
(including fixed account), net	(58)	(129)	(6,733)	5,490
Increase (decrease) in net assets derived from
principal transactions	(2,020)	(4,836)	(20,470)	5,205
Total increase (decrease) in net assets	(2,182)	(5,364)	(11,815)	5,873
Net assets at December 31, 2012	$ 6,921	$ 23,800	$ 186,205	$ 8,828

The accompanying notes are an integral part of these financial statements.
89

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING FTSE 100		ING Index Plus	ING Index Plus
	Index®	ING Hang Seng	LargeCap	MidCap
	Portfolio - Class	Index Portfolio -	Portfolio -	Portfolio -
	A	Class S	Class S	Class S
Net assets at January 1, 2011	$ 3,595	$ 81,884	$ 161,332	$ 131,427

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(22)	5	(660)	(2,162)
Total realized gain (loss) on investments
and capital gains distributions	(1,240)	170	(10,242)	(3,109)
Net unrealized appreciation (depreciation)
of investments	(408)	(13,476)	8,254	1,687
Net increase (decrease) in net assets from operations	(1,670)	(13,301)	(2,648)	(3,584)
Changes from principal transactions:
Premiums	(2,769)	793	49	89
Death Benefits	(86)	(579)	(2,850)	(1,708)
Surrenders and withdrawals	(503)	(3,793)	(18,095)	(9,635)
Transfers between Divisions
(including fixed account), net	3,733	(20,825)	(11,807)	(8,868)
Increase (decrease) in net assets derived from
principal transactions	375	(24,404)	(32,703)	(20,122)
Total increase (decrease) in net assets	(1,295)	(37,705)	(35,351)	(23,706)
Net assets at December 31, 2011	2,300	44,179	125,981	107,721

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(27)	(752)	(993)	(1,934)
Total realized gain (loss) on investments
and capital gains distributions	-	83	(4,899)	(2,138)
Net unrealized appreciation (depreciation)
of investments	275	10,712	20,112	19,187
Net increase (decrease) in net assets from operations	248	10,043	14,220	15,115
Changes from principal transactions:
Premiums	4,770	382	48	85
Death Benefits	(132)	(265)	(3,023)	(1,807)
Surrenders and withdrawals	(283)	(2,479)	(12,886)	(8,187)
Transfers between Divisions
(including fixed account), net	(4,642)	850	(3,868)	(4,750)
Increase (decrease) in net assets derived from
principal transactions	(287)	(1,512)	(19,729)	(14,659)
Total increase (decrease) in net assets	(39)	8,531	(5,509)	456
Net assets at December 31, 2012	$ 2,261	$ 52,710	$ 120,472	$ 108,177

The accompanying notes are an integral part of these financial statements.
90

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

				ING Russell™
	ING Index Plus	ING	ING Japan	Large Cap
	SmallCap	International	TOPIX Index® Growth Index
	Portfolio -	Index Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class A	Class S
Net assets at January 1, 2011	$ 99,899	$ 65,044	$ 8,463	$ 142,575

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,683)	52	(44)	(2,272)
Total realized gain (loss) on investments
and capital gains distributions	(3,407)	774	(149)	11,059
Net unrealized appreciation (depreciation)
of investments	2,183	(8,670)	(1,847)	(7,707)
Net increase (decrease) in net assets from operations	(2,907)	(7,844)	(2,040)	1,080
Changes from principal transactions:
Premiums	48	753	2,890	898
Death Benefits	(1,380)	(208)	(72)	(1,770)
Surrenders and withdrawals	(7,073)	(4,200)	(414)	(11,980)
Transfers between Divisions
(including fixed account), net	(5,109)	(14,057)	740	15,230
Increase (decrease) in net assets derived from
principal transactions	(13,514)	(17,712)	3,144	2,378
Total increase (decrease) in net assets	(16,421)	(25,556)	1,104	3,458
Net assets at December 31, 2011	83,478	39,488	9,567	146,033

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,789)	65	(77)	(2,641)
Total realized gain (loss) on investments
and capital gains distributions	(2,524)	(409)	(709)	17,997
Net unrealized appreciation (depreciation)
of investments	11,823	6,298	947	1,029
Net increase (decrease) in net assets from operations	7,510	5,954	161	16,385
Changes from principal transactions:
Premiums	27	443	(4,735)	741
Death Benefits	(1,082)	(358)	-	(1,952)
Surrenders and withdrawals	(5,869)	(3,221)	(136)	(14,190)
Transfers between Divisions
(including fixed account), net	(2,644)	2,713	(193)	5,843
Increase (decrease) in net assets derived from
principal transactions	(9,568)	(423)	(5,064)	(9,558)
Total increase (decrease) in net assets	(2,058)	5,531	(4,903)	6,827
Net assets at December 31, 2012	$ 81,420	$ 45,019	$ 4,664	$ 152,860

The accompanying notes are an integral part of these financial statements.
91

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

		ING Russell™	ING Russell™
	ING Russell™	Large Cap	Mid Cap	ING Russell™
	Large Cap	Value Index	Growth Index	Mid Cap Index
	Index Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S
Net assets at January 1, 2011	$ 355,951	$ 35,226	$ 297,977	$ 120,857

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,619)	(341)	(5,295)	(1,639)
Total realized gain (loss) on investments
and capital gains distributions	21,769	1,678	21,859	17,402
Net unrealized appreciation (depreciation)
of investments	(21,331)	(2,166)	(29,466)	(21,722)
Net increase (decrease) in net assets from operations	(2,181)	(829)	(12,902)	(5,959)
Changes from principal transactions:
Premiums	1,657	322	1,653	1,216
Death Benefits	(7,615)	(357)	(6,739)	(562)
Surrenders and withdrawals	(35,620)	(5,240)	(21,743)	(7,369)
Transfers between Divisions
(including fixed account), net	(15,225)	9,828	(15,154)	(5,359)
Increase (decrease) in net assets derived from
principal transactions	(56,803)	4,553	(41,983)	(12,074)
Total increase (decrease) in net assets	(58,984)	3,724	(54,885)	(18,033)
Net assets at December 31, 2011	296,967	38,950	243,092	102,824

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(236)	(497)	(5,165)	(1,817)
Total realized gain (loss) on investments
and capital gains distributions	24,920	1,597	16,044	9,085
Net unrealized appreciation (depreciation)
of investments	11,948	4,987	19,064	6,729
Net increase (decrease) in net assets from operations	36,632	6,087	29,943	13,997
Changes from principal transactions:
Premiums	2,205	360	1,188	1,578
Death Benefits	(9,887)	(446)	(5,467)	(1,177)
Surrenders and withdrawals	(31,821)	(5,149)	(21,470)	(8,190)
Transfers between Divisions
(including fixed account), net	35,913	22,120	(732)	14,510
Increase (decrease) in net assets derived from
principal transactions	(3,590)	16,885	(26,481)	6,721
Total increase (decrease) in net assets	33,042	22,972	3,462	20,718
Net assets at December 31, 2012	$ 330,009	$ 61,922	$ 246,554	$ 123,542

The accompanying notes are an integral part of these financial statements.
92

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

				ING
				WisdomTreeSM
	ING Russell™	ING Small		Global High-
	Small Cap	Company	ING U.S. Bond	Yielding Equity
	Index Portfolio -	Portfolio -	Index Portfolio -	Index Portfolio -
	Class S	Class S	Class S	Class S
Net assets at January 1, 2011	$ 174,052	$ 102,443	$ 232,631	$ 201,282

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,981)	(2,225)	(854)	927
Total realized gain (loss) on investments
and capital gains distributions	23,082	6,818	10,181	(6,031)
Net unrealized appreciation (depreciation)
of investments	(31,952)	(10,456)	70	(6,484)
Net increase (decrease) in net assets from operations	(11,851)	(5,863)	9,397	(11,588)
Changes from principal transactions:
Premiums	1,520	854	2,106	2,084
Death Benefits	(1,278)	(862)	(2,371)	(2,663)
Surrenders and withdrawals	(12,517)	(6,631)	(20,455)	(8,257)
Transfers between Divisions
(including fixed account), net	(13,850)	(49)	76,246	(11,122)
Increase (decrease) in net assets derived from
principal transactions	(26,125)	(6,688)	55,526	(19,958)
Total increase (decrease) in net assets	(37,976)	(12,551)	64,923	(31,546)
Net assets at December 31, 2011	136,076	89,892	297,554	169,736

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,897)	(2,128)	(1,336)	2,348
Total realized gain (loss) on investments
and capital gains distributions	15,602	7,294	10,574	(2,729)
Net unrealized appreciation (depreciation)
of investments	5,105	4,427	(6,800)	20,189
Net increase (decrease) in net assets from operations	17,810	9,593	2,438	19,808
Changes from principal transactions:
Premiums	1,352	742	2,620	2,508
Death Benefits	(1,457)	(815)	(3,241)	(1,385)
Surrenders and withdrawals	(10,840)	(6,041)	(23,055)	(8,054)
Transfers between Divisions
(including fixed account), net	8,359	(11,162)	(34,592)	(6,285)
Increase (decrease) in net assets derived from
principal transactions	(2,586)	(17,276)	(58,268)	(13,216)
Total increase (decrease) in net assets	15,224	(7,683)	(55,830)	6,592
Net assets at December 31, 2012	$ 151,300	$ 82,209	$ 241,724	$ 176,328

The accompanying notes are an integral part of these financial statements.
93

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

				Legg Mason
				ClearBridge
	ING	ING MidCap	ING SmallCap	Variable Large
	International	Opportunities	Opportunities	Cap Value
	Value Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class I
Net assets at January 1, 2011	$ 9,445	$ 399,457	$ 68,086	$ 78

Increase (decrease) in net assets
Operations:
Net investment income (loss)	64	(9,715)	(1,600)	1
Total realized gain (loss) on investments
and capital gains distributions	(1,173)	19,709	3,096	(2)
Net unrealized appreciation (depreciation)
of investments	(251)	(26,696)	(2,758)	4
Net increase (decrease) in net assets from operations	(1,360)	(16,702)	(1,262)	3
Changes from principal transactions:
Premiums	73	2,372	29	-
Death Benefits	(16)	(6,288)	(413)	-
Surrenders and withdrawals	(798)	(42,215)	(5,898)	(6)
Transfers between Divisions
(including fixed account), net	(689)	16,675	(1,687)	-
Increase (decrease) in net assets derived from
principal transactions	(1,430)	(29,456)	(7,969)	(6)
Total increase (decrease) in net assets	(2,790)	(46,158)	(9,231)	(3)
Net assets at December 31, 2011	6,655	353,299	58,855	75

Increase (decrease) in net assets
Operations:
Net investment income (loss)	53	(7,352)	(1,498)	1
Total realized gain (loss) on investments
and capital gains distributions	(1,058)	26,305	8,623	(2)
Net unrealized appreciation (depreciation)
of investments	2,097	19,276	(270)	12
Net increase (decrease) in net assets from operations	1,092	38,229	6,855	11
Changes from principal transactions:
Premiums	82	1,964	59	-
Death Benefits	(47)	(7,483)	(454)	-
Surrenders and withdrawals	(505)	(34,113)	(6,216)	(11)
Transfers between Divisions
(including fixed account), net	(372)	(2,529)	(821)	(2)
Increase (decrease) in net assets derived from
principal transactions	(842)	(42,161)	(7,432)	(13)
Total increase (decrease) in net assets	250	(3,932)	(577)	(2)
Net assets at December 31, 2012	$ 6,905	$ 349,367	$ 58,278	$ 73

The accompanying notes are an integral part of these financial statements.
94

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

Legg Mason
	Global Currents		Oppenheimer
	Variable		Main Street	PIMCO Real
	International	Western Asset	Small- & Mid-	Return
	All Cap	Variable High	Cap	Portfolio -
	Opportunity	Income	Fund®/VA -	Administrative
	Portfolio	Portfolio	Service Class	Class
Net assets at January 1, 2011	$ 39	$ 72	$ 1,859	$ 12,463

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	5	(16)	468
Total realized gain (loss) on investments
and capital gains distributions	(1)	(1)	(56)	187
Net unrealized appreciation (depreciation)
of investments	(7)	(4)	10	510
Net increase (decrease) in net assets from operations	(6)	-	(62)	1,165
Changes from principal transactions:
Premiums	-	-	16	142
Death Benefits	-	-	(4)	(8)
Surrenders and withdrawals	(1)	(2)	(196)	(1,569)
Transfers between Divisions
(including fixed account), net	1	1	(171)	790
Increase (decrease) in net assets derived from
principal transactions	-	(1)	(355)	(645)
Total increase (decrease) in net assets	(6)	(1)	(417)	520
Net assets at December 31, 2011	33	71	1,442	12,983

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	4	(16)	(39)
Total realized gain (loss) on investments
and capital gains distributions	(18)	(4)	67	1,231
Net unrealized appreciation (depreciation)
of investments	20	10	169	(223)
Net increase (decrease) in net assets from operations	2	10	220	969
Changes from principal transactions:
Premiums	-	-	6	209
Death Benefits	-	-	-	(21)
Surrenders and withdrawals	(7)	(15)	(104)	(2,065)
Transfers between Divisions
(including fixed account), net	(28)	(1)	(86)	2,739
Increase (decrease) in net assets derived from
principal transactions	(35)	(16)	(184)	862
Total increase (decrease) in net assets	(33)	(6)	36	1,831
Net assets at December 31, 2012	$ -	$ 65	$ 1,478	$ 14,814

The accompanying notes are an integral part of these financial statements.
95

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

Pioneer Equity
	Income VCT			ProFund VP
	Portfolio -	ProFund VP	ProFund VP	Rising Rates
	Class II	Bull	Europe 30	Opportunity
Net assets at January 1, 2011	$ 15,665	$ 15,111	$ 9,261	$ 10,541

Increase (decrease) in net assets
Operations:
Net investment income (loss)	83	(365)	(134)	(204)
Total realized gain (loss) on investments
and capital gains distributions	(708)	(194)	(686)	(1,534)
Net unrealized appreciation (depreciation)
of investments	1,285	240	(61)	(2,040)
Net increase (decrease) in net assets from operations	660	(319)	(881)	(3,778)
Changes from principal transactions:
Premiums	112	3	1	1
Death Benefits	(34)	(232)	(81)	(110)
Surrenders and withdrawals	(1,648)	(1,982)	(875)	(913)
Transfers between Divisions
(including fixed account), net	(17)	(568)	(476)	14
Increase (decrease) in net assets derived from
principal transactions	(1,587)	(2,779)	(1,431)	(1,008)
Total increase (decrease) in net assets	(927)	(3,098)	(2,312)	(4,786)
Net assets at December 31, 2011	14,738	12,013	6,949	5,755

Increase (decrease) in net assets
Operations:
Net investment income (loss)	316	(321)	53	(136)
Total realized gain (loss) on investments
and capital gains distributions	(633)	(172)	(654)	(1,612)
Net unrealized appreciation (depreciation)
of investments	1,476	1,762	1,444	1,213
Net increase (decrease) in net assets from operations	1,159	1,269	843	(535)
Changes from principal transactions:
Premiums	158	6	1	1
Death Benefits	(60)	(427)	(114)	(194)
Surrenders and withdrawals	(2,043)	(1,433)	(718)	(406)
Transfers between Divisions
(including fixed account), net	(524)	(227)	(242)	556
Increase (decrease) in net assets derived from
principal transactions	(2,469)	(2,081)	(1,073)	(43)
Total increase (decrease) in net assets	(1,310)	(812)	(230)	(578)
Net assets at December 31, 2012	$ 13,428	$ 11,201	$ 6,719	$ 5,177

The accompanying notes are an integral part of these financial statements.
96

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

Invesco Van
	Kampen		Wells Fargo
	American	Wells Fargo	Advantage VT	Wells Fargo
	Franchise	Advantage VT	Index Asset	Advantage VT
	Fund - Class I	Omega Growth	Allocation	Intrinsic Value
	Shares	Fund - Class 2	Fund - Class 2	Fund - Class 2
Net assets at January 1, 2011	$ -	$ 1,487	$ 2,156	$ 807

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(39)	11	(16)
Total realized gain (loss) on investments
and capital gains distributions	-	48	(15)	(15)
Net unrealized appreciation (depreciation)
of investments	-	(122)	85	(2)
Net increase (decrease) in net assets from operations	-	(113)	81	(33)
Changes from principal transactions:
Premiums	-	-	-	-
Death Benefits	-	-	-	-
Surrenders and withdrawals	-	(126)	(116)	(52)
Transfers between Divisions
(including fixed account), net	-	(8)	(69)	(1)
Increase (decrease) in net assets derived from
principal transactions	-	(134)	(185)	(53)
Total increase (decrease) in net assets	-	(247)	(104)	(86)
Net assets at December 31, 2011	-	1,240	2,052	721

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(306)	(32)	(22)	(7)
Total realized gain (loss) on investments
and capital gains distributions	(94)	177	29	(16)
Net unrealized appreciation (depreciation)
of investments	(429)	64	189	142
Net increase (decrease) in net assets from operations	(829)	209	196	119
Changes from principal transactions:
Premiums	-	(154)	-	(75)
Death Benefits	(91)	-	(6)	-
Surrenders and withdrawals	(1,184)	(158)	(734)	(16)
Transfers between Divisions
(including fixed account), net	18,829	(15)	(65)	(2)
Increase (decrease) in net assets derived from
principal transactions	17,554	(327)	(805)	(93)
Total increase (decrease) in net assets	16,725	(118)	(609)	26
Net assets at December 31, 2012	$ 16,725	$ 1,122	$ 1,443	$ 747

The accompanying notes are an integral part of these financial statements.
97

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	Wells Fargo
	Advantage VT	Wells Fargo
	Small Cap	Advantage VT
	Growth Fund -	Total Return
	Class 2	Bond Fund
Net assets at January 1, 2011	$ 436	$ 1,075

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10)	2
Total realized gain (loss) on investments
and capital gains distributions	1	53
Net unrealized appreciation (depreciation)
of investments	(17)	(3)
Net increase (decrease) in net assets from operations	(26)	52
Changes from principal transactions:
Premiums	-	-
Death Benefits	-	(5)
Surrenders and withdrawals	(39)	(236)
Transfers between Divisions
(including fixed account), net	(10)	(37)
Increase (decrease) in net assets derived from
principal transactions	(49)	(278)
Total increase (decrease) in net assets	(75)	(226)
Net assets at December 31, 2011	361	849

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8)	(8)
Total realized gain (loss) on investments
and capital gains distributions	(4)	33
Net unrealized appreciation (depreciation)
of investments	32	4
Net increase (decrease) in net assets from operations	20	29
Changes from principal transactions:
Premiums	-	-
Death Benefits	(23)	(29)
Surrenders and withdrawals	(85)	(152)
Transfers between Divisions
(including fixed account), net	(40)	15
Increase (decrease) in net assets derived from
principal transactions	(148)	(166)
Total increase (decrease) in net assets	(128)	(137)
Net assets at December 31, 2012	$ 233	$ 712

The accompanying notes are an integral part of these financial statements.
98

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

1. Organization

ING USA Annuity and Life Insurance Company Separate Account B (the “Account”) was
established by ING USA Annuity and Life Insurance Company (“ING USA” or the
“Company”) to support the operations of variable annuity contracts (“Contracts”). The
Company is an indirect, wholly owned subsidiary of ING U.S., Inc. (name changed from
ING America Insurance Holdings, Inc.), an insurance holding company domiciled in the
State of Delaware. ING U.S., Inc. is an indirect, wholly owned subsidiary of ING Groep,
N.V. (“ING”), a global financial services holding company based in The Netherlands.

ING has announced the anticipated separation of its global banking and insurance businesses. While all options for effecting this separation remain open, ING has announced that the base case for this separation includes an initial public offering ("IPO")
of ING U.S., Inc., which together with its subsidiaries, constitutes ING's U.S.-based retirement, investment management, and insurance operations. ING U.S., Inc. filed a registration statement on Form S-1 with the U.S. Securities and Exchange Commission
(“SEC”) on November 9, 2012, which was amended on January 23, 2013 and March 19,
2013, in connection with the proposed IPO of its common stock.

The Account includes ING Architect Contracts, ING GoldenSelect Contracts, ING
Retirement Solutions Rollover Choice Contracts and ING SmartDesign Contracts
(collectively, the “Contracts”), that ceased being available to new contract owners in
2011. These Contracts were, however, still available to existing contract owners in 2012.
ING GoldenSelect Contracts included Access, DVA Plus, Premium Plus, ES II, and
Landmark. ING SmartDesign Contracts include Advantage, Signature Variable Annuity and Variable Annuity.

The Account also includes the following discontinued offerings:

ING GoldenSelect Contracts:
Access One (September 2003)
DVA and DVA Series 100 (May 2000)
DVA 80 (May 1991)
DVA Plus (January 2004)
Generations (October 2008)
Granite PrimElite (May 2001)
Opportunities and Legends (March 2007)
Value (June 2003)
ING Simplicity Contracts (August 2007)
ING SmartDesign Contracts:
Variable Annuity, Advantage and Signature (April 2008)
Wells Fargo ING Contracts:
Opportunities and Landmark (June 2006)
ING Customized Solutions Focus Contracts (September 2004)

99

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Notes to Financial Statements

The Account is registered as a unit investment trust with the SEC under the Investment
Company Act of 1940, as amended. ING USA provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the ING USA guaranteed interest division, the ING USA fixed interest division, and the fixed account (an investment option in the Company’s general account), as directed by the contract owners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ING USA may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ING USA. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ING USA.

At December 31, 2012, the Account had 141 investment divisions (the “Divisions”), 23 of which invest in independently managed mutual funds and 118 of which invest in mutual funds managed by affiliates, either Directed Services LLC (“DSL”) or ING
Investments, LLC (“IIL”). The assets in each Division are invested in shares of a designated mutual fund (“Fund”) of various investment trusts (the “Trusts”). Investment
Divisions with assets balances at December 31, 2012 and related Trusts are as follows:

BlackRock Variable Series Funds, Inc.:	ING Investors Trust (continued):
BlackRock Global Allocation V.I. Fund - Class III	ING American Funds World Allocation Portfolio -
Columbia Funds Variable Insurance Trust:	Service Class
Columbia Asset Allocation Fund, Variable Series -	ING BlackRock Health Sciences Opportunities
Class A	Portfolio - Service Class
Columbia Small Cap Value Fund, Variable Series -	ING BlackRock Inflation Protected Bond Portfolio -
Class B	Service Class
Columbia Small Company Growth Fund, Variable	ING BlackRock Large Cap Growth Portfolio -
Series - Class A	Institutional Class
Columbia Funds Variable Series Trust II:	ING BlackRock Large Cap Growth Portfolio -
Columbia VP Large Cap Growth Fund - Class 1	Service Class
Columbia VP Short Duration US Government Fund -	ING Bond Portfolio
Class 1	ING Clarion Global Real Estate Portfolio - Service
Fidelity® Variable Insurance Products:	Class
Fidelity® VIP Equity-Income Portfolio - Service	ING Clarion Global Real Estate Portfolio - Service 2
Class 2	Class
Fidelity® Variable Insurance Products II:	ING Clarion Real Estate Portfolio - Service Class
Fidelity® VIP Contrafund® Portfolio - Service Class 2	ING Clarion Real Estate Portfolio - Service 2 Class
Franklin Templeton Variable Insurance Products Trust:	ING DFA World Equity Portfolio - Service Class
Franklin Small Cap Value Securities Fund - Class 2	ING FMRSM Diversified Mid Cap Portfolio - Service
ING Balanced Portfolio, Inc.:	Class
ING Balanced Portfolio - Class S	ING FMRSM Diversified Mid Cap Portfolio -
ING Intermediate Bond Portfolio:	Service 2 Class
ING Intermediate Bond Portfolio - Class S	ING Franklin Income Portfolio - Service Class
ING Investors Trust:	ING Franklin Income Portfolio - Service 2 Class
ING American Funds Asset Allocation Portfolio	ING Franklin Mutual Shares Portfolio - Service
ING American Funds Global Growth and Income	Class
Portfolio	ING Franklin Templeton Founding Strategy
ING American Funds International Growth and Income	Portfolio - Service Class
Portfolio	ING Global Resources Portfolio - Adviser Class
ING American Funds International Portfolio	ING Global Resources Portfolio - Service Class
ING Global Resources Portfolio - Service 2 Class

100

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

ING Investors Trust (continued):	ING Mutual Funds:
ING Invesco Van Kampen Growth and Income	ING Diversified International Fund - Class R
Portfolio - Service Class	ING Partners, Inc.:
ING Invesco Van Kampen Growth and Income	ING American Century Small-Mid Cap Value
Portfolio - Service 2 Class	Portfolio - Service Class
ING JPMorgan Emerging Markets Equity Portfolio -	ING Baron Growth Portfolio - Service Class
Service Class	ING Columbia Small Cap Value II Portfolio - Service
ING JPMorgan Emerging Markets Equity Portfolio -	Class
Service 2 Class	ING Davis New York Venture Portfolio - Service
ING JPMorgan Small Cap Core Equity Portfolio -	Class
Service Class	ING Global Bond Portfolio - Service Class
ING JPMorgan Small Cap Core Equity Portfolio -	ING Growth and Income Core Portfolio - Initial
Service 2 Class	Class
ING Large Cap Growth Portfolio - Adviser Class	ING Growth and Income Core Portfolio - Service
ING Large Cap Growth Portfolio - Service Class	Class
ING Large Cap Growth Portfolio - Service 2 Class	ING Invesco Van Kampen Comstock Portfolio -
ING Large Cap Value Portfolio - Service Class	Service Class
ING Limited Maturity Bond Portfolio - Service Class	ING Invesco Van Kampen Equity and Income
ING Liquid Assets Portfolio - Service Class	Portfolio - Initial Class
ING Liquid Assets Portfolio - Service 2 Class	ING Invesco Van Kampen Equity and Income
ING Marsico Growth Portfolio - Service Class	Portfolio - Service Class
ING Marsico Growth Portfolio - Service 2 Class	ING JPMorgan Mid Cap Value Portfolio - Service
ING MFS Total Return Portfolio - Service Class	Class
ING MFS Total Return Portfolio - Service 2 Class	ING Oppenheimer Global Portfolio - Initial Class
ING MFS Utilities Portfolio - Service Class	ING Oppenheimer Global Portfolio - Service Class
ING Morgan Stanley Global Franchise Portfolio -	ING PIMCO Total Return Portfolio - Service Class
Service Class	ING Solution 2015 Portfolio - Service Class
ING Morgan Stanley Global Franchise Portfolio -	ING Solution 2025 Portfolio - Service Class
Service 2 Class	ING Solution 2035 Portfolio - Service Class
ING Oppenheimer Active Allocation Portfolio -	ING Solution 2045 Portfolio - Service Class
Service Class	ING Solution Income Portfolio - Service Class
ING PIMCO High Yield Portfolio - Service Class	ING T. Rowe Price Diversified Mid Cap Growth
ING PIMCO Total Return Bond Portfolio - Service	Portfolio - Service Class
Class	ING T. Rowe Price Growth Equity Portfolio - Service
ING PIMCO Total Return Bond Portfolio - Service 2	Class
Class	ING Templeton Foreign Equity Portfolio - Service
ING Pioneer Fund Portfolio - Service Class	Class
ING Pioneer Mid Cap Value Portfolio - Service Class	ING UBS U.S. Large Cap Equity Portfolio - Service
ING Retirement Conservative Portfolio - Adviser Class	Class
ING Retirement Growth Portfolio - Adviser Class	ING Strategic Allocation Portfolios, Inc.:
ING Retirement Moderate Growth Portfolio - Adviser	ING Strategic Allocation Conservative Portfolio -
Class	Class S
ING Retirement Moderate Portfolio - Adviser Class	ING Strategic Allocation Growth Portfolio - Class S
ING T. Rowe Price Capital Appreciation Portfolio -	ING Strategic Allocation Moderate Portfolio -
Service Class	Class S
ING T. Rowe Price Capital Appreciation Portfolio -	ING Variable Funds:
Service 2 Class	ING Growth and Income Portfolio - Class A
ING T. Rowe Price Equity Income Portfolio - Service	ING Growth and Income Portfolio - Class I
Class	ING Growth and Income Portfolio - Class S
ING T. Rowe Price Equity Income Portfolio - Service 2	ING Variable Insurance Trust:
Class	ING GET U.S. Core Portfolio - Series 11
ING T. Rowe Price International Stock Portfolio -	ING GET U.S. Core Portfolio - Series 12
Service Class	ING GET U.S. Core Portfolio - Series 13
ING Templeton Global Growth Portfolio - Service	ING GET U.S. Core Portfolio - Series 14
Class
ING Templeton Global Growth Portfolio - Service 2
Class

101

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

ING Variable Portfolios, Inc.:	Legg Mason Partners Variable Equity Trust:
ING BlackRock Science and Technology Opportunities	Legg Mason ClearBridge Variable Large Cap Value
Portfolio - Class S	Portfolio - Class I
ING Euro STOXX 50® Index Portfolio - Class A	Legg Mason Partners Variable Income Trust:
ING FTSE 100 Index® Portfolio - Class A	Western Asset Variable High Income Portfolio
ING Hang Seng Index Portfolio - Class S	Oppenheimer Variable Account Funds:
ING Index Plus LargeCap Portfolio - Class S	Oppenheimer Main Street Small- & Mid-Cap
ING Index Plus MidCap Portfolio - Class S	Fund®/VA - Service Class
ING Index Plus SmallCap Portfolio - Class S	PIMCO Variable Insurance Trust:
ING International Index Portfolio - Class S	PIMCO Real Return Portfolio - Administrative Class
ING Japan TOPIX Index® Portfolio - Class A	Pioneer Variable Contracts Trust:
ING Russell™ Large Cap Growth Index Portfolio -	Pioneer Equity Income VCT Portfolio - Class II
Class S	ProFunds:
ING Russell™ Large Cap Index Portfolio - Class S	ProFund VP Bull
ING Russell™ Large Cap Value Index Portfolio -	ProFund VP Europe 30
Class S	ProFund VP Rising Rates Opportunity
ING Russell™ Mid Cap Growth Index Portfolio -	Van Kampen Equity Trust II:
Class S	Invesco Van Kampen American Franchise Fund -
ING Russell™ Mid Cap Index Portfolio - Class S	Class I Shares
ING Russell™ Small Cap Index Portfolio - Class S	Wells Fargo Funds Trust:
ING Small Company Portfolio - Class S	Wells Fargo Advantage VT Omega Growth Fund -
ING U.S. Bond Index Portfolio - Class S	Class 2
ING WisdomTreeSM Global High-Yielding Equity	Wells Fargo Variable Trust:
Index Portfolio - Class S	Wells Fargo Advantage VT Index Asset Allocation
ING Variable Products Trust:	Fund - Class 2
ING International Value Portfolio - Class S	Wells Fargo Advantage VT Intrinsic Value Fund -
ING MidCap Opportunities Portfolio - Class S	Class 2
ING SmallCap Opportunities Portfolio - Class S	Wells Fargo Advantage VT Small Cap Growth
Fund - Class 2
Wells Fargo Advantage VT Total Return Bond Fund

The names of certain Trusts and Divisions were changed during 2012. The following is a summary of current and former names for those Trusts and Divisions:

Current Name	Former Name
AIM Variable Insurance Funds	Invesco Variable Insurance Funds
ING Investors Trust:	ING Investors Trust:
ING Bond Portfolio	ING American Funds Bond Portfolio
ING Partners, Inc.:	ING Partners, Inc.:
ING Baron Growth Portfolio - Service Class	ING Baron Small Cap Growth Portfolio - Service Class
ING Growth and Income Core Portfolio - Initial Class	ING Thornburg Value Portfolio - Initial Class
ING Growth and Income Core Portfolio - Service Class	ING Thornburg Value Portfolio - Service Class
Legg Mason Partners Variable Income Trust:	Legg Mason Partners Variable Income Trust:
Western Asset Variable High Income Portfolio	Legg Mason Western Asset Variable High Income
Portfolio

102

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

During 2012, the following Divisions were closed to contract owners:

AIM Variable Insurance Funds:
Invesco V.I. Leisure Fund - Series I Shares
ING Investors Trust:
ING American Funds Growth Portfolio
ING Artio Foreign Portfolio- Service Class
ING Artio Foreign Portfolio- Service 2 Class
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 7
ING GET U.S. Core Portfolio - Series 8
ING GET U.S. Core Portfolio - Series 9
ING GET U.S. Core Portfolio - Series 10
Legg Mason Partners Variable Equity Trust:
Legg Mason Global Currents Variable International All Cap Opportunity Portfolio

2. Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each
Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of ING
USA, which is taxed as a life insurance company under the Internal Revenue Code
(“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners. Accordingly, earnings and realized capital gains of the Account attributable to the contract owners are excluded in the determination of the federal income tax liability of ING USA, and no charge is being made to the Account for federal

103

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes.

Contract Owner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of
Assets and Liabilities and are equal to the aggregate account values of the contract owners invested in the Account Divisions. To the extent that benefits to be paid to the contract owners exceed their account values, ING USA will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ING USA. Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Amounts Receivable From/Payable to Related Parties

Amount payable to/receivable from related parties in each Division on the Statement of
Asset and Liabilities represent accrued fees to ING USA.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net
Assets are items which relate to contract owner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) ING
USA related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ING USA). Any net unsettled transactions as of the reporting date are included in Payable to related parties on the Statements of Assets and Liabilities.

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements as of December 31, 2012 and for the years ended
December 31, 2012 and 2011, were issued.

3. Financial Instruments

The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values
(“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

104

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

The Account’s financial assets are recorded at fair value on the Statements of Assets and
Liabilities and are categorized as Level 1 as of December 31, 2012 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2012. The Account had no financial liabilities as of
December 31, 2012.
The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

§	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
§	Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a)	Quoted prices for similar assets or liabilities in active markets;
b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
c)	Inputs other than quoted market prices that are observable; and
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
§	Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

4.	Charges and Fees

Under the terms of all Contracts, certain charges and fees are incurred by the Contracts to cover ING USA’s expenses in connection with the issuance and administration of the
Contracts. Following is a summary of these charges and fees:

Mortality and Expense Risk Charges

ING USA assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of 0.35% to 2.20% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts. These charges are assessed through a reduction in unit values.

105

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Asset Based Administrative Charges

A daily charge to cover administrative expenses of the Account at an annual rate of up to
0.15% of the assets attributable to the Contracts. These charges are assessed through a reduction in unit values.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $40 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the
Contracts. These charges are assessed through the redemption of units.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 8.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken as specified in the Contract. These charges are assessed through the redemption of units.

Withdrawal and Distribution Charges

For certain Contracts, a charge is deducted from the accumulation value for contract owners taking more than one conventional partial withdrawal during a Contract year. For certain Contracts, annual distribution fees are deducted from the Contracts’ accumulation values. These charges are assessed through the redemption of units.

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contract owner’s state of residence and currently ranges up to 4.00% of premiums.
These charges are assessed through the redemption of units.

Other Contract Charges

For certain Contracts, an additional annual charge of 0.50% is deducted daily from the accumulation value for amounts invested in the ING GET U.S. Core Portfolio Funds.

Certain Contacts contain optional riders that are available for an additional charge, such as minimum guaranteed income benefits and minimum guaranteed withdrawal benefits.
The amounts charged for these optional benefits vary based on a number of factors and are defined in the Contracts.

These charges are assessed through either a reduction in unit values or the redemption of units.

106

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Fees Waived by ING USA

Certain charges and fees for various types of Contracts may be waived by ING USA. ING
USA reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

5. Related Party Transactions

During the year ended December 31, 2012, management fees were paid indirectly to DSL, an affiliate of the Company, in its capacity as investment adviser to the ING Investors
Trust and ING Partners, Inc. The Trust's advisory agreement provided for a fee at annual rates up to 1.25% of the average net assets of each respective Fund.

Management fees were also paid indirectly to IIL, an affiliate of the Company, in its capacity as investment adviser to the ING Balanced Portfolio, Inc., ING Intermediate
Bond Portfolio, ING Mutual Funds, ING Strategic Allocation Portfolio, Inc., ING
Variable Funds, ING Variable Insurance Trust, ING Variable Portfolios, Inc., and ING
Variable Products Trust. The Trusts' advisory agreement provided for fees at annual rates up to 0.95% of the average net assets of each respective Fund.

107

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

6.	Purchases and Sales of Investment Securities

	The aggregate cost of purchases and proceeds from sales of investments for the year
	ended December 31, 2012 follow:

		Purchases	Sales
		(Dollars in thousands)
	AIM Variable Insurance Funds:
	Invesco V.I. Leisure Fund - Series I Shares	$ 92	$ 20,184
	BlackRock Variable Series Funds, Inc.:
	BlackRock Global Allocation V.I. Fund - Class III	65,255	235,191
	Columbia Funds Variable Insurance Trust:
	Columbia Asset Allocation Fund, Variable Series - Class A	22	7
	Columbia Small Cap Value Fund, Variable Series - Class B	6,921	18,078
	Columbia Small Company Growth Fund, Variable Series - Class A	-	-
	Columbia Funds Variable Series Trust II:
	Columbia VP Large Cap Growth Fund - Class 1	-	27
	Columbia VP Short Duration US Government Fund - Class 1	-	1
	Fidelity® Variable Insurance Products:
	Fidelity® VIP Equity-Income Portfolio - Service Class 2	14,902	23,468
	Fidelity® Variable Insurance Products II:
	Fidelity® VIP Contrafund® Portfolio - Service Class 2	7,916	95,973
	Franklin Templeton Variable Insurance Products Trust:
	Franklin Small Cap Value Securities Fund - Class 2	185	2,793
	ING Balanced Portfolio, Inc.:
	ING Balanced Portfolio - Class S	158	1,215
	ING Intermediate Bond Portfolio:
	ING Intermediate Bond Portfolio - Class S	167,796	251,266
	ING Investors Trust:
	ING American Funds Asset Allocation Portfolio	35,646	30,831
	ING American Funds Global Growth and Income Portfolio	10,403	3,851
	ING American Funds Growth Portfolio	49,442	2,037,455
	ING American Funds International Growth and Income Portfolio	6,923	1,198
	ING American Funds International Portfolio	42,495	156,562
	ING American Funds World Allocation Portfolio - Service Class	30,921	34,965
	ING Artio Foreign Portfolio - Service Class	19,808	385,610
	ING Artio Foreign Portfolio - Service 2 Class	1,336	32,794
	ING BlackRock Health Sciences Opportunities Portfolio - Service Class	23,352	27,790
	ING BlackRock Inflation Protected Bond Portfolio - Service Class	178,699	115,690
	ING BlackRock Large Cap Growth Portfolio - Institutional Class	-	82
	ING BlackRock Large Cap Growth Portfolio - Service Class	21,907	33,439
	ING Bond Portfolio	63,786	86,068
	ING Clarion Global Real Estate Portfolio - Service Class	1,603	20,266
	ING Clarion Global Real Estate Portfolio - Service 2 Class	21	324
	ING Clarion Real Estate Portfolio - Service Class	3,867	53,733
	ING Clarion Real Estate Portfolio - Service 2 Class	333	3,098
	ING DFA World Equity Portfolio - Service Class	9,844	28,887
	ING FMRSM Diversified Mid Cap Portfolio - Service Class	12,490	125,347
	ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class	576	3,979
	ING Franklin Income Portfolio - Service Class	56,430	57,126

108

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
ING Investors Trust (continued):
ING Franklin Income Portfolio - Service 2 Class	$ 1,920	$ 1,243
ING Franklin Mutual Shares Portfolio - Service Class	6,972	28,724
ING Franklin Templeton Founding Strategy Portfolio - Service Class	35,855	100,109
ING Global Resources Portfolio - Adviser Class	27,275	38,804
ING Global Resources Portfolio - Service Class	13,893	78,245
ING Global Resources Portfolio - Service 2 Class	558	2,934
ING Invesco Van Kampen Growth and Income Portfolio - Service Class	26,332	83,288
ING Invesco Van Kampen Growth and Income Portfolio - Service 2 Class	971	6,208
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	73,615	81,299
ING JPMorgan Emerging Markets Equity Portfolio - Service 2 Class	886	3,343
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	38,753	77,456
ING JPMorgan Small Cap Core Equity Portfolio - Service 2 Class	35	4,590
ING Large Cap Growth Portfolio - Adviser Class	1,912,234	113,114
ING Large Cap Growth Portfolio - Service Class	40,631	78,535
ING Large Cap Growth Portfolio - Service 2 Class	13	65
ING Large Cap Value Portfolio - Service Class	37,655	34,121
ING Limited Maturity Bond Portfolio - Service Class	868	14,414
ING Liquid Assets Portfolio - Service Class	219,664	391,203
ING Liquid Assets Portfolio - Service 2 Class	10,223	14,134
ING Marsico Growth Portfolio - Service Class	30,244	91,759
ING Marsico Growth Portfolio - Service 2 Class	339	2,119
ING MFS Total Return Portfolio - Service Class	29,385	103,411
ING MFS Total Return Portfolio - Service 2 Class	1,320	3,918
ING MFS Utilities Portfolio - Service Class	28,570	75,900
ING Morgan Stanley Global Franchise Portfolio - Service Class	47,376	51,598
ING Morgan Stanley Global Franchise Portfolio - Service 2 Class	4,119	8,372
ING Oppenheimer Active Allocation Portfolio - Service Class	5,013	11,266
ING PIMCO High Yield Portfolio - Service Class	128,371	81,672
ING PIMCO Total Return Bond Portfolio - Service Class	458,290	488,359
ING PIMCO Total Return Bond Portfolio - Service 2 Class	6,325	10,608
ING Pioneer Fund Portfolio - Service Class	2,260	9,372
ING Pioneer Mid Cap Value Portfolio - Service Class	6,642	75,094
ING Retirement Conservative Portfolio - Adviser Class	106,400	95,413
ING Retirement Growth Portfolio - Adviser Class	111,035	428,389
ING Retirement Moderate Growth Portfolio - Adviser Class	78,141	327,740
ING Retirement Moderate Portfolio - Adviser Class	61,573	186,432
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	166,365	298,935
ING T. Rowe Price Capital Appreciation Portfolio - Service 2 Class	5,541	8,457
ING T. Rowe Price Equity Income Portfolio - Service Class	36,242	127,047
ING T. Rowe Price Equity Income Portfolio - Service 2 Class	910	3,204
ING T. Rowe Price International Stock Portfolio - Service Class	17,004	25,814
ING Templeton Global Growth Portfolio - Service Class	9,619	36,741
ING Templeton Global Growth Portfolio - Service 2 Class	408	429
ING Mutual Funds:
ING Diversified International Fund - Class R	2	45

109

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
ING Partners, Inc.:
ING American Century Small-Mid Cap Value Portfolio - Service Class	$ 370	$ 651
ING Baron Growth Portfolio - Service Class	29,444	75,302
ING Columbia Small Cap Value II Portfolio - Service Class	472	19,699
ING Davis New York Venture Portfolio - Service Class	6,551	32,548
ING Global Bond Portfolio - Service Class	1,179	1,682
ING Growth and Income Core Portfolio - Initial Class	54	313
ING Growth and Income Core Portfolio - Service Class	173	1,339
ING Invesco Van Kampen Comstock Portfolio - Service Class	16,836	30,132
ING Invesco Van Kampen Equity and Income Portfolio - Initial Class	36	227
ING Invesco Van Kampen Equity and Income Portfolio - Service Class	22,638	38,908
ING JPMorgan Mid Cap Value Portfolio - Service Class	51,131	34,481
ING Oppenheimer Global Portfolio - Initial Class	75	1,073
ING Oppenheimer Global Portfolio - Service Class	15,234	22,626
ING PIMCO Total Return Portfolio - Service Class	372	1,640
ING Solution 2015 Portfolio - Service Class	791	1,445
ING Solution 2025 Portfolio - Service Class	536	2,230
ING Solution 2035 Portfolio - Service Class	538	2,109
ING Solution 2045 Portfolio - Service Class	69	69
ING Solution Income Portfolio - Service Class	601	1,065
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	1,034	2,512
ING T. Rowe Price Growth Equity Portfolio - Service Class	93,778	60,939
ING Templeton Foreign Equity Portfolio - Service Class	408,522	84,810
ING UBS U.S. Large Cap Equity Portfolio - Service Class	80	790
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class S	219	68
ING Strategic Allocation Growth Portfolio - Class S	7	23
ING Strategic Allocation Moderate Portfolio - Class S	33	74
ING Variable Funds:
ING Growth and Income Portfolio - Class A	46,395	182,503
ING Growth and Income Portfolio - Class I	1	24
ING Growth and Income Portfolio - Class S	11,318	129,502
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 7	113	5,417
ING GET U.S. Core Portfolio - Series 8	32	2,613
ING GET U.S. Core Portfolio - Series 9	66	2,734
ING GET U.S. Core Portfolio - Series 10	48	2,233
ING GET U.S. Core Portfolio - Series 11	79	472
ING GET U.S. Core Portfolio - Series 12	44	137
ING GET U.S. Core Portfolio - Series 13	171	2,161
ING GET U.S. Core Portfolio - Series 14	826	5,406
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio - Class S	37,635	50,582
ING Euro STOXX 50® Index Portfolio - Class A	12,859	7,645
ING FTSE 100 Index® Portfolio - Class A	3,141	3,335
ING Hang Seng Index Portfolio - Class S	13,209	15,476
ING Index Plus LargeCap Portfolio - Class S	2,140	22,872
ING Index Plus MidCap Portfolio - Class S	1,010	17,609
ING Index Plus SmallCap Portfolio - Class S	738	12,099
ING International Index Portfolio - Class S	10,689	11,050

110

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
ING Variable Portfolios, Inc. (continued):
ING Japan TOPIX Index® Portfolio - Class A	$ 4,921	$ 9,682
ING Russell™ Large Cap Growth Index Portfolio - Class S	40,280	52,488
ING Russell™ Large Cap Index Portfolio - Class S	81,310	85,154
ING Russell™ Large Cap Value Index Portfolio - Class S	46,596	30,210
ING Russell™ Mid Cap Growth Index Portfolio - Class S	15,840	47,501
ING Russell™ Mid Cap Index Portfolio - Class S	38,940	29,967
ING Russell™ Small Cap Index Portfolio - Class S	65,018	62,981
ING Small Company Portfolio - Class S	12,049	28,117
ING U.S. Bond Index Portfolio - Class S	46,143	100,020
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio - Class S	12,861	23,739
ING Variable Products Trust:
ING International Value Portfolio - Class S	451	1,240
ING MidCap Opportunities Portfolio - Class S	38,509	78,311
ING SmallCap Opportunities Portfolio - Class S	6,209	9,195
Legg Mason Partners Variable Equity Trust:
Legg Mason ClearBridge Variable Large Cap Value Portfolio - Class I	2	13
Legg Mason Global Currents Variable International All Cap Opportunity Portfolio	-	35
Legg Mason Partners Variable Income Trust:
Western Asset Variable High Income Portfolio	5	16
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small- & Mid-Cap Fund®/VA - Service Class	245	446
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	3,774	2,180
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class II	914	3,067
ProFunds:
ProFund VP Bull	81	2,484
ProFund VP Europe 30	270	1,290
ProFund VP Rising Rates Opportunity	706	884
Van Kampen Equity Trust II:
Invesco Van Kampen American Franchise Fund - Class I Shares	19,202	1,951
Wells Fargo Funds Trust:
Wells Fargo Advantage VT Omega Growth Fund - Class 2	96	371
Wells Fargo Variable Trust:
Wells Fargo Advantage VT Index Asset Allocation Fund - Class 2	24	851
Wells Fargo Advantage VT Intrinsic Value Fund - Class 2	11	111
Wells Fargo Advantage VT Small Cap Growth Fund - Class 2	18	158
Wells Fargo Advantage VT Total Return Bond Fund	48	207

111

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

7.	Changes in Units
The changes in units outstanding for the years ended December 31, 2012 and 2011 are shown in the following table.

			Year Ended December 31
		2012			2011
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
AIM Variable Insurance Funds:
Invesco V.I. Leisure Fund - Series I Shares	-	1,456,838	(1,456,838)	202,162	454,602	(252,440)
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III	12,847,905	29,744,902	(16,896,997)	34,124,070	35,162,633	(1,038,563)
Columbia Funds Variable Insurance Trust:
Columbia Asset Allocation Fund, Variable Series - Class A	943	147	796	4	1,118	(1,114)
Columbia Small Cap Value Fund, Variable Series - Class B	138,962	923,481	(784,519)	660,550	1,573,933	(913,383)
Columbia Small Company Growth Fund, Variable Series - Class A	-	-	-	-	321	(321)
Columbia Funds Variable Series Trust II:
Columbia VP Large Cap Growth Fund - Class 1	-	2,875	(2,875)	56,308	14,839	41,469
Columbia VP Short Duration US Government Fund - Class 1	-	69	(69)	2,306	1,907	399
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class 2	287,260	2,040,149	(1,752,889)	1,185,076	3,260,043	(2,074,967)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	954,380	6,620,153	(5,665,773)	2,033,498	9,345,908	(7,312,410)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	13,075	142,322	(129,247)	21,094	123,046	(101,952)
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class S	12,199	99,764	(87,565)	57,999	160,824	(102,825)
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class S	22,261,655	30,442,457	(8,180,802)	34,427,145	42,580,885	(8,153,740)
ING Investors Trust:
ING American Funds Asset Allocation Portfolio	6,208,895	5,690,492	518,403	4,727,342	5,588,550	(861,208)
ING American Funds Global Growth and Income Portfolio	1,205,860	555,347	650,513	1,100,518	366,357	734,161
ING American Funds Growth Portfolio	-	149,922,104	(149,922,104)	13,444,808	35,072,503	(21,627,695)
ING American Funds International Growth and Income Portfolio	872,686	280,231	592,455	732,161	221,147	511,014
ING American Funds International Portfolio	4,664,873	11,606,803	(6,941,930)	5,614,495	16,690,020	(11,075,525)
ING American Funds World Allocation Portfolio - Service Class	1,791,493	3,173,961	(1,382,468)	7,773,280	6,387,255	1,386,025

112

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year Ended December 31
		2012			2011
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING Artio Foreign Portfolio - Service Class	-	34,478,946	(34,478,946)	3,940,000	9,375,319	(5,435,319)
ING Artio Foreign Portfolio - Service 2 Class	-	2,743,479	(2,743,479)	118,038	441,972	(323,934)
ING BlackRock Health Sciences Opportunities Portfolio - Service Class	3,673,851	4,118,680	(444,829)	7,460,244	7,163,736	296,508
ING BlackRock Inflation Protected Bond Portfolio - Service Class	22,579,058	19,273,054	3,306,004	34,212,058	15,682,140	18,529,918
ING BlackRock Large Cap Growth Portfolio - Institutional Class	1,960	10,573	(8,613)	-	1,856	(1,856)
ING BlackRock Large Cap Growth Portfolio - Service Class	3,876,108	4,648,621	(772,513)	8,009,399	6,981,483	1,027,916
ING Bond Portfolio	8,888,582	12,462,021	(3,573,439)	12,484,675	17,829,707	(5,345,032)
ING Clarion Global Real Estate Portfolio - Service Class	338,508	1,863,453	(1,524,945)	696,927	2,498,930	(1,802,003)
ING Clarion Global Real Estate Portfolio - Service 2 Class	2,472	27,259	(24,787)	2,335	31,785	(29,450)
ING Clarion Real Estate Portfolio - Service Class	148,066	959,589	(811,523)	632,166	1,622,083	(989,917)
ING Clarion Real Estate Portfolio - Service 2 Class	11,589	119,894	(108,305)	9,601	122,194	(112,593)
ING DFA World Equity Portfolio - Service Class	2,134,200	4,530,500	(2,396,300)	4,547,336	10,021,213	(5,473,877)
ING FMRSM Diversified Mid Cap Portfolio - Service Class	2,500,706	9,181,370	(6,680,664)	6,787,931	16,476,640	(9,688,709)
ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class	45,443	198,832	(153,389)	76,359	242,344	(165,985)
ING Franklin Income Portfolio - Service Class	8,116,499	9,860,786	(1,744,287)	12,519,380	12,159,848	359,532
ING Franklin Income Portfolio - Service 2 Class	135,057	109,052	26,005	244,296	246,338	(2,042)
ING Franklin Mutual Shares Portfolio - Service Class	1,622,990	3,706,914	(2,083,924)	2,583,825	4,405,289	(1,821,464)
ING Franklin Templeton Founding Strategy Portfolio - Service Class	3,615,778	12,569,278	(8,953,500)	5,549,303	15,763,799	(10,214,496)
ING Global Resources Portfolio - Adviser Class	5,144,943	6,510,985	(1,366,042)	16,351,503	6,388,268	9,963,235
ING Global Resources Portfolio - Service Class	693,419	2,512,241	(1,818,822)	1,392,195	4,061,767	(2,669,572)
ING Global Resources Portfolio - Service 2 Class	28,732	118,356	(89,624)	11,957	113,850	(101,893)
ING Invesco Van Kampen Growth and Income Portfolio - Service Class	1,972,664	4,056,435	(2,083,771)	2,963,555	5,343,808	(2,380,253)
ING Invesco Van Kampen Growth and Income Portfolio - Service 2 Class	43,393	389,088	(345,695)	262,920	684,494	(421,574)
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	6,246,263	6,887,301	(641,038)	6,217,031	8,018,719	(1,801,688)
ING JPMorgan Emerging Markets Equity Portfolio - Service 2 Class	12,635	104,982	(92,347)	14,127	125,729	(111,602)
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	4,662,493	6,820,131	(2,157,638)	7,505,923	9,179,828	(1,673,905)
ING JPMorgan Small Cap Core Equity Portfolio - Service 2 Class	4,382	219,617	(215,235)	17,700	332,843	(315,143)
ING Large Cap Growth Portfolio - Adviser Class	200,867,518	16,205,302	184,662,216	-	-	-

113

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year Ended December 31
		2012			2011
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING Large Cap Growth Portfolio - Service Class	3,745,420	6,101,120	(2,355,700)	13,298,580	6,315,795	6,982,785
ING Large Cap Growth Portfolio - Service 2 Class	858	4,090	(3,232)	2	7,854	(7,852)
ING Large Cap Value Portfolio - Service Class	4,580,619	4,213,914	366,705	8,875,823	2,412,936	6,462,887
ING Limited Maturity Bond Portfolio - Service Class	140,252	735,017	(594,765)	3,363,708	4,215,004	(851,296)
ING Liquid Assets Portfolio - Service Class	44,117,809	53,947,736	(9,829,927)	106,924,585	110,207,357	(3,282,772)
ING Liquid Assets Portfolio - Service 2 Class	1,251,795	1,615,455	(363,660)	2,501,772	2,833,831	(332,059)
ING Marsico Growth Portfolio - Service Class	3,856,091	7,245,433	(3,389,342)	6,732,807	11,065,297	(4,332,490)
ING Marsico Growth Portfolio - Service 2 Class	27,905	130,561	(102,656)	78,501	201,745	(123,244)
ING MFS Total Return Portfolio - Service Class	2,190,819	5,166,948	(2,976,129)	5,316,698	9,655,946	(4,339,248)
ING MFS Total Return Portfolio - Service 2 Class	79,888	285,320	(205,432)	92,292	357,617	(265,325)
ING MFS Utilities Portfolio - Service Class	3,789,568	6,755,459	(2,965,891)	8,616,871	7,866,999	749,872
ING Morgan Stanley Global Franchise Portfolio - Service Class	3,617,205	4,682,156	(1,064,951)	7,227,628	8,108,666	(881,038)
ING Morgan Stanley Global Franchise Portfolio - Service 2 Class	67,973	420,126	(352,153)	84,986	540,415	(455,429)
ING Oppenheimer Active Allocation Portfolio - Service Class	706,300	1,276,455	(570,155)	1,891,811	2,399,221	(507,410)
ING PIMCO High Yield Portfolio - Service Class	13,694,248	12,269,488	1,424,760	19,435,436	21,207,620	(1,772,184)
ING PIMCO Total Return Bond Portfolio - Service Class	43,333,511	47,692,271	(4,358,760)	69,844,353	81,688,089	(11,843,736)
ING PIMCO Total Return Bond Portfolio - Service 2 Class	550,592	893,173	(342,581)	846,948	1,423,623	(576,675)
ING Pioneer Fund Portfolio - Service Class	351,919	950,667	(598,748)	1,028,461	1,576,598	(548,137)
ING Pioneer Mid Cap Value Portfolio - Service Class	1,786,816	7,305,238	(5,518,422)	4,357,601	11,024,593	(6,666,992)
ING Retirement Conservative Portfolio - Adviser Class	17,429,624	17,829,554	(399,930)	32,251,365	24,732,660	7,518,705
ING Retirement Growth Portfolio - Adviser Class	11,622,039	43,823,029	(32,200,990)	17,148,549	53,786,812	(36,638,263)
ING Retirement Moderate Growth Portfolio - Adviser Class	10,897,502	35,889,680	(24,992,178)	15,767,610	42,328,101	(26,560,491)
ING Retirement Moderate Portfolio - Adviser Class	10,241,625	23,515,287	(13,273,662)	15,738,761	29,715,320	(13,976,559)
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	7,595,676	11,862,125	(4,266,449)	12,261,275	21,187,562	(8,926,287)
ING T. Rowe Price Capital Appreciation Portfolio - Service 2 Class	233,852	487,050	(253,198)	128,637	783,171	(654,534)
ING T. Rowe Price Equity Income Portfolio - Service Class	3,490,754	6,628,549	(3,137,795)	6,990,667	7,645,411	(654,744)
ING T. Rowe Price Equity Income Portfolio - Service 2 Class	60,126	215,814	(155,688)	243,097	235,821	7,276
ING T. Rowe Price International Stock Portfolio - Service Class	2,209,751	2,776,314	(566,563)	1,529,730	2,603,630	(1,073,900)
ING Templeton Global Growth Portfolio - Service Class	1,004,601	2,362,725	(1,358,124)	2,825,113	4,803,716	(1,978,603)
ING Templeton Global Growth Portfolio - Service 2 Class	23,736	26,594	(2,858)	14,000	48,355	(34,355)

114

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year Ended December 31
		2012			2011
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Mutual Funds:
ING Diversified International Fund - Class R	-	5,438	(5,438)	54	2,730	(2,676)
ING Partners, Inc.:
ING American Century Small-Mid Cap Value Portfolio - Service Class	13,999	34,695	(20,696)	19,787	70,217	(50,430)
ING Baron Growth Portfolio - Service Class	5,710,429	8,632,139	(2,921,710)	13,603,676	14,217,136	(613,460)
ING Columbia Small Cap Value II Portfolio - Service Class	364,139	2,063,800	(1,699,661)	718,373	2,786,396	(2,068,023)
ING Davis New York Venture Portfolio - Service Class	2,259,304	4,564,899	(2,305,595)	3,214,212	6,594,512	(3,380,300)
ING Global Bond Portfolio - Service Class	68,791	133,990	(65,199)	147,407	216,481	(69,074)
ING Growth and Income Core Portfolio - Initial Class	7,732	34,800	(27,068)	36,128	69,626	(33,498)
ING Growth and Income Core Portfolio - Service Class	38,463	135,394	(96,931)	60,091	130,727	(70,636)
ING Invesco Van Kampen Comstock Portfolio - Service Class	2,528,444	3,483,676	(955,232)	4,192,162	4,939,156	(746,994)
ING Invesco Van Kampen Equity and Income Portfolio - Initial Class	2,639	18,462	(15,823)	16	37,071	(37,055)
ING Invesco Van Kampen Equity and Income Portfolio - Service Class	2,619,195	3,868,673	(1,249,478)	2,675,941	4,972,616	(2,296,675)
ING JPMorgan Mid Cap Value Portfolio - Service Class	6,167,133	4,780,072	1,387,061	6,935,908	6,366,531	569,377
ING Oppenheimer Global Portfolio - Initial Class	6,605	78,635	(72,030)	42,390	145,022	(102,632)
ING Oppenheimer Global Portfolio - Service Class	1,546,234	2,108,740	(562,506)	2,106,009	1,715,139	390,870
ING PIMCO Total Return Portfolio - Service Class	15,024	106,709	(91,685)	1,442	127,404	(125,962)
ING Solution 2015 Portfolio - Service Class	17,594	109,141	(91,547)	27,294	240,734	(213,440)
ING Solution 2025 Portfolio - Service Class	20,080	181,111	(161,031)	54,371	173,197	(118,826)
ING Solution 2035 Portfolio - Service Class	25,428	163,028	(137,600)	46,105	114,579	(68,474)
ING Solution 2045 Portfolio - Service Class	4,033	4,728	(695)	3,697	9,117	(5,420)
ING Solution Income Portfolio - Service Class	27,348	82,668	(55,320)	11,184	69,718	(58,534)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	24,073	141,216	(117,143)	20,414	137,627	(117,213)
ING T. Rowe Price Growth Equity Portfolio - Service Class	13,049,533	9,726,062	3,323,471	6,522,538	6,462,520	60,018
ING Templeton Foreign Equity Portfolio - Service Class	48,687,031	10,807,712	37,879,319	6,049,172	9,940,714	(3,891,542)
ING UBS U.S. Large Cap Equity Portfolio - Service Class	40,846	98,475	(57,629)	44,737	116,115	(71,378)
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class S	11,819	3,522	8,297	831	12,688	(11,857)
ING Strategic Allocation Growth Portfolio - Class S	204	1,159	(955)	796	8,504	(7,708)
ING Strategic Allocation Moderate Portfolio - Class S	1,073	4,022	(2,949)	18,942	4,593	14,349

115

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year Ended December 31
		2012			2011
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Variable Funds:
ING Growth and Income Portfolio - Class A	9,468,664	22,035,746	(12,567,082)	143,913,488	20,386,939	123,526,549
ING Growth and Income Portfolio - Class I	221	2,572	(2,351)	-	3,967	(3,967)
ING Growth and Income Portfolio - Class S	1,473,364	13,907,232	(12,433,868)	44,058,797	10,507,034	33,551,763
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 7	167,047	705,099	(538,052)	260,735	453,441	(192,706)
ING GET U.S. Core Portfolio - Series 8	-	260,341	(260,341)	24,402	162,774	(138,372)
ING GET U.S. Core Portfolio - Series 9	-	268,198	(268,198)	19,177	137,833	(118,656)
ING GET U.S. Core Portfolio - Series 10	51,607	273,520	(221,913)	141,447	237,329	(95,882)
ING GET U.S. Core Portfolio - Series 11	8,704	47,153	(38,449)	390,773	471,493	(80,720)
ING GET U.S. Core Portfolio - Series 12	2,415	12,332	(9,917)	79,201	93,701	(14,500)
ING GET U.S. Core Portfolio - Series 13	4,435	196,551	(192,116)	45,012	401,043	(356,031)
ING GET U.S. Core Portfolio - Series 14	163,606	620,658	(457,052)	207,446	915,956	(708,510)
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio - Class S	4,942,875	7,142,265	(2,199,390)	9,826,536	13,226,849	(3,400,313)
ING Euro STOXX 50® Index Portfolio - Class A	1,866,623	1,245,397	621,226	2,173,418	2,299,813	(126,395)
ING FTSE 100 Index® Portfolio - Class A	381,984	411,144	(29,160)	1,988,665	2,093,981	(105,316)
ING Hang Seng Index Portfolio - Class S	1,523,987	1,740,134	(216,147)	1,706,482	3,668,047	(1,961,565)
ING Index Plus LargeCap Portfolio - Class S	261,058	2,187,615	(1,926,557)	997,237	4,341,938	(3,344,701)
ING Index Plus MidCap Portfolio - Class S	208,673	1,275,789	(1,067,116)	672,087	2,186,473	(1,514,386)
ING Index Plus SmallCap Portfolio - Class S	183,422	955,648	(772,226)	565,383	1,668,184	(1,102,801)
ING International Index Portfolio - Class S	1,907,442	2,006,784	(99,342)	1,882,474	4,234,491	(2,352,017)
ING Japan TOPIX Index® Portfolio - Class A	561,812	1,112,255	(550,443)	1,780,192	1,524,553	255,639
ING Russell™ Large Cap Growth Index Portfolio - Class S	3,632,451	4,326,464	(694,013)	4,470,554	4,444,078	26,476
ING Russell™ Large Cap Index Portfolio - Class S	11,777,149	12,418,448	(641,299)	8,477,808	15,187,233	(6,709,425)
ING Russell™ Large Cap Value Index Portfolio - Class S	3,881,779	2,734,705	1,147,074	2,114,023	1,807,972	306,051
ING Russell™ Mid Cap Growth Index Portfolio - Class S	1,956,030	3,637,263	(1,681,233)	3,801,203	6,608,994	(2,807,791)
ING Russell™ Mid Cap Index Portfolio - Class S	4,709,206	4,211,248	497,958	7,573,006	8,930,677	(1,357,671)
ING Russell™ Small Cap Index Portfolio - Class S	7,454,526	7,776,514	(321,988)	9,161,403	11,915,474	(2,754,071)
ING Small Company Portfolio - Class S	1,708,698	3,284,591	(1,575,893)	4,018,875	4,729,901	(711,026)
ING U.S. Bond Index Portfolio - Class S	7,174,183	12,393,012	(5,218,829)	18,810,676	14,212,030	4,598,646
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio - Class S	2,007,321	3,840,716	(1,833,395)	3,435,107	6,123,066	(2,687,959)

116

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year Ended December 31
		2012			2011
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Variable Products Trust:
ING International Value Portfolio - Class S	26,892	88,628	(61,736)	10,468	111,649	(101,181)
ING MidCap Opportunities Portfolio - Class S	6,070,998	9,698,120	(3,627,122)	14,534,969	17,826,042	(3,291,073)
ING SmallCap Opportunities Portfolio - Class S	150,560	961,834	(811,274)	970,229	1,887,369	(917,140)
Legg Mason Partners Variable Equity Trust:
Legg Mason ClearBridge Variable Large Cap Value Portfolio - Class I	3	1,264	(1,261)	-	788	(788)
Legg Mason Global Currents Variable International All Cap Opportunity Portfolio	-	2,797	(2,797)	-	118	(118)
Legg Mason Partners Variable Income Trust:
Western Asset Variable High Income Portfolio	-	671	(671)	3	89	(86)
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small- & Mid-Cap Fund®/VA - Service Class	12,211	21,562	(9,351)	2,451	21,642	(19,191)
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	266,238	210,068	56,170	221,528	276,792	(55,264)
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class II	39,743	194,275	(154,532)	51,358	159,150	(107,792)
ProFunds:
ProFund VP Bull	91,266	334,704	(243,438)	3,519,900	3,863,881	(343,981)
ProFund VP Europe 30	64,591	195,876	(131,285)	334,564	496,622	(162,058)
ProFund VP Rising Rates Opportunity	636,496	668,271	(31,775)	2,543,426	2,781,811	(238,385)
Van Kampen Equity Trust II:
Invesco Van Kampen American Franchise Fund - Class I Shares	1,924,792	236,409	1,688,383	-	-	-
Wells Fargo Funds Trust:
Wells Fargo Advantage VT Omega Growth Fund - Class 2	1,186	26,075	(24,889)	774	12,557	(11,783)
Wells Fargo Variable Trust:
Wells Fargo Advantage VT Index Asset Allocation Fund - Class 2	237	59,536	(59,299)	384	16,546	(16,162)
Wells Fargo Advantage VT Intrinsic Value Fund - Class 2	18	7,556	(7,538)	27	4,930	(4,903)
Wells Fargo Advantage VT Small Cap Growth Fund - Class 2	214	8,605	(8,391)	154	2,935	(2,781)
Wells Fargo Advantage VT Total Return Bond Fund	2,462	14,443	(11,981)	431	22,167	(21,736)

117

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

8.	Financial Highlights

A summary of unit values, units outstanding, and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2012, 2011, 2010, 2009, and 2008, follows:

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
BlackRock Global Allocation V.I. Fund - Class III
2012	94,889	$10.15	to	$10.86	$993,413	1.40%	0.95%	to	2.35%	7.41%	to	8.93%
2011	111,786	$9.45	to	$9.97	$1,082,096	2.30%	0.95%	to	2.35%	-5.88%	to	-4.50%
2010	112,825	$9.97	to	$10.44	$1,153,042	1.14%	0.95%	to	2.60%	6.86%	to	8.65%
2009	102,963	$9.33	to	$9.61	$975,605	2.36%	0.95%	to	2.60%	17.80%	to	19.83%
2008	49,903	$7.92	to	$8.02	$397,800	(a)	0.95%	to	2.60%		(a)
Columbia Asset Allocation Fund, Variable Series - Class A
2012	19	$16.40	to	$17.06	$325	2.32%	1.40%	to	1.80%	10.96%	to	11.43%
2011	18	$14.78	to	$15.31	$279	2.75%	1.40%	to	1.80%	-2.64%	to	-2.23%
2010	20	$15.18	to	$15.66	$303	2.29%	1.40%	to	1.80%	11.37%	to	11.86%
2009	22	$13.63	to	$14.00	$308	3.86%	1.40%	to	1.80%	21.81%	to	22.27%
2008	23	$11.19	to	$11.45	$262	3.66%	1.40%	to	1.80%	-29.62%	to	-29.36%
Columbia Small Cap Value Fund, Variable Series - Class B
2012	6,310	$12.36	to	$22.07	$128,867	0.29%	0.95%	to	2.35%	8.61%	to	10.19%
2011	7,095	$11.38	to	$20.09	$132,452	0.88%	0.95%	to	2.35%	-8.37%	to	-7.04%
2010	8,008	$12.42	to	$21.68	$162,178	1.03%	0.95%	to	2.35%	23.58%	to	25.22%
2009	9,211	$10.05	to	$17.36	$150,066	0.85%	0.95%	to	2.35%	21.97%	to	23.89%
2008	10,670	$8.24	to	$14.06	$141,739	0.46%	0.95%	to	2.45%	-29.89%	to	-28.85%
Columbia Small Company Growth Fund, Variable Series - Class A
2012	1		$19.18		$13	-		1.55%			10.29%
2011	1		$17.39		$11	-		1.55%			-7.01%
2010	1	$18.70	to	$18.85	$18	-	1.45%	to	1.55%	26.35%	to	26.51%
2009	2	$14.55	to	$14.90	$25	-	1.45%	to	1.80%	23.41%	to	23.86%
2008	4	$11.79	to	$12.07	$51	-	1.40%	to	1.80%	-41.89%	to	-41.63%
Columbia VP Large Cap Growth Fund - Class 1
2012	39	$7.70	to	$7.76	$299	-	1.40%	to	1.90%	18.07%	to	18.65%
2011	41	$6.52	to	$6.55	$271	(d)	1.40%	to	1.90%		(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)

118

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Columbia VP Short Duration US Government Fund - Class 1
2012	-		$10.29		$3	-		1.80%			-0.10%
2011	-		$10.30		$4	(d)		1.80%			(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2012	12,874	$10.10	to	$15.37	$159,095	2.88%	0.75%	to	2.35%	14.35%	to	16.13%
2011	14,627	$8.73	to	$13.27	$157,133	2.22%	0.75%	to	2.55%	-1.91%	to	-0.08%
2010	16,702	$8.77	to	$13.31	$181,385	1.50%	0.75%	to	2.60%	11.86%	to	14.02%
2009	19,074	$7.72	to	$11.70	$183,254	1.91%	0.75%	to	2.60%	26.51%	to	28.93%
2008	22,259	$6.01	to	$9.10	$167,056	2.07%	0.75%	to	2.60%	-44.30%	to	-43.24%
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2012	44,664	$9.61	to	$19.10	$670,333	1.12%	0.75%	to	2.60%	13.09%	to	15.23%
2011	50,330	$8.47	to	$16.61	$662,869	0.76%	0.75%	to	2.60%	-5.27%	to	-3.51%
2010	57,642	$8.91	to	$17.26	$795,262	0.94%	0.75%	to	2.60%	13.86%	to	16.09%
2009	66,360	$7.79	to	$14.91	$795,683	1.12%	0.75%	to	2.60%	31.90%	to	34.45%
2008	72,902	$5.89	to	$11.12	$656,498	0.94%	0.75%	to	2.60%	-44.18%	to	-43.14%
Franklin Small Cap Value Securities Fund - Class 2
2012	516	$20.58	to	$21.64	$11,060	0.77%	0.75%	to	1.35%	16.80%	to	17.52%
2011	646	$17.58	to	$18.46	$11,819	0.72%	0.75%	to	1.35%	-5.08%	to	-4.51%
2010	748	$18.47	to	$19.38	$14,384	0.75%	0.75%	to	1.35%	26.54%	to	27.30%
2009	799	$14.56	to	$15.26	$12,115	1.65%	0.75%	to	1.35%	27.41%	to	28.14%
2008	611	$11.40	to	$11.94	$7,246	1.14%	0.75%	to	1.35%	-33.92%	to	-33.50%
ING Balanced Portfolio - Class S
2012	372	$10.56	to	$15.04	$4,876	2.90%	0.75%	to	2.00%	11.24%	to	12.66%
2011	460	$9.44	to	$13.35	$5,392	2.50%	0.75%	to	2.10%	-3.67%	to	-2.34%
2010	562	$9.80	to	$13.67	$6,681	2.62%	0.75%	to	2.10%	11.49%	to	12.88%
2009	654	$8.76	to	$12.11	$6,899	4.06%	0.75%	to	2.20%	16.33%	to	18.15%
2008	724	$7.46	to	$10.25	$6,399	3.34%	0.75%	to	2.55%	-30.08%	to	-28.87%

119

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Intermediate Bond Portfolio - Class S
2012	82,847	$11.50	to	$16.18	$1,185,574	4.24%	0.75%	to	2.60%	6.25%	to	8.30%
2011	91,027	$10.79	to	$14.94	$1,214,624	4.18%	0.75%	to	2.60%	4.48%	to	6.49%
2010	99,181	$10.28	to	$14.03	$1,253,226	4.77%	0.75%	to	2.60%	6.67%	to	8.68%
2009	106,012	$9.60	to	$12.91	$1,241,312	6.19%	0.75%	to	2.60%	8.41%	to	10.44%
2008	104,672	$8.83	to	$11.69	$1,122,300	6.23%	0.75%	to	2.60%	-11.04%	to	-9.31%
ING American Funds Asset Allocation Portfolio
2012	36,387	$10.46	to	$11.18	$392,917	1.33%	0.95%	to	2.35%	12.84%	to	14.55%
2011	35,868	$9.27	to	$9.76	$340,934	1.42%	0.95%	to	2.35%	-1.49%	to	-0.10%
2010	36,730	$9.41	to	$9.77	$352,116	1.56%	0.95%	to	2.35%	9.40%	to	10.90%
2009	35,172	$8.60	to	$8.81	$306,208	1.71%	0.95%	to	2.35%	20.45%	to	22.19%
2008	20,680	$7.13	to	$7.21	$148,369	(a)	0.95%	to	2.60%		(a)
ING American Funds Global Growth and Income Portfolio
2012	1,385	$10.54	to	$10.83	$14,789	1.44%	0.95%	to	2.35%	14.07%	to	15.71%
2011	734	$9.24	to	$9.36	$6,822	(d)	0.95%	to	2.35%		(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
ING American Funds International Growth and Income Portfolio
2012	1,103	$9.86	to	$10.14	$11,029	1.62%	0.95%	to	2.35%	12.94%	to	14.58%
2011	511	$8.73	to	$8.85	$4,490	(d)	0.95%	to	2.35%		(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
ING American Funds International Portfolio
2012	60,606	$8.00	to	$18.99	$1,009,047	1.36%	0.75%	to	2.60%	14.15%	to	16.35%
2011	67,548	$6.98	to	$16.35	$977,119	1.65%	0.75%	to	2.60%	-16.58%	to	-15.04%
2010	78,623	$8.34	to	$19.28	$1,355,667	0.88%	0.75%	to	2.60%	3.94%	to	5.90%
2009	84,125	$8.00	to	$18.25	$1,387,295	3.37%	0.75%	to	2.60%	38.56%	to	41.37%
2008	80,618	$5.75	to	$12.94	$953,776	1.98%	0.75%	to	2.60%	-43.93%	to	-42.92%

120

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING American Funds World Allocation Portfolio - Service Class
2012	13,575	$13.30	to	$15.30	$185,967	1.42%	0.95%	to	2.35%	10.37%	to	11.92%
2011	14,957	$12.05	to	$13.67	$184,314	1.09%	0.95%	to	2.35%	-8.09%	to	-6.75%
2010	13,571	$13.11	to	$14.66	$180,515	0.82%	0.95%	to	2.35%	10.08%	to	11.65%
2009	8,491	$11.91	to	$13.13	$102,079	0.49%	0.95%	to	2.35%	31.60%	to	33.44%
2008	1,447	$9.05	to	$9.09	$13,128	(a)	1.00%	to	2.35%		(a)
ING BlackRock Health Sciences Opportunities Portfolio - Service Class
2012	14,891	$10.48	to	$14.38	$198,630	0.74%	0.90%	to	2.60%	15.59%	to	17.58%
2011	15,336	$8.98	to	$12.23	$175,361	0.55%	0.90%	to	2.60%	2.09%	to	3.82%
2010	15,039	$8.72	to	$11.78	$167,211	-	0.90%	to	2.60%	4.17%	to	6.05%
2009	16,988	$8.19	to	$11.11	$179,816	-	0.90%	to	2.60%	16.96%	to	19.08%
2008	18,362	$6.98	to	$9.33	$164,749	0.14%	0.90%	to	2.60%	-30.52%	to	-29.35%
ING BlackRock Inflation Protected Bond Portfolio - Service Class
2012	45,124	$12.19	to	$13.07	$568,856	0.67%	0.75%	to	2.60%	3.80%	to	5.57%
2011	41,818	$11.85	to	$12.38	$504,313	2.03%	0.75%	to	2.35%	9.42%	to	11.13%
2010	23,288	$10.78	to	$11.14	$255,091	1.85%	0.75%	to	2.60%	2.76%	to	4.70%
2009	15,090	$10.49	to	$10.64	$159,401	(b)	0.75%	to	2.60%		(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)
ING BlackRock Large Cap Growth Portfolio - Institutional Class
2012	7	$9.37	to	$9.70	$69	-	0.75%	to	1.35%	13.16%	to	13.98%
2011	16	$8.28	to	$8.51	$134	0.70%	0.75%	to	1.35%	-2.59%	to	-2.07%
2010	18	$8.50	to	$8.69	$153	0.66%	0.75%	to	1.35%	12.14%	to	12.71%
2009	19	$7.58	to	$7.71	$148	0.72%	0.75%	to	1.35%	28.69%	to	29.58%
2008	22	$5.89	to	$5.95	$131	-	0.75%	to	1.35%	-39.71%	to	-39.35%
ING BlackRock Large Cap Growth Portfolio - Service Class
2012	12,257	$9.97	to	$13.18	$146,114	0.51%	0.75%	to	2.35%	11.83%	to	13.65%
2011	13,029	$8.86	to	$11.62	$138,504	0.47%	0.75%	to	2.60%	-4.13%	to	-2.38%
2010	12,002	$9.15	to	$11.92	$131,991	0.27%	0.75%	to	2.60%	10.40%	to	12.56%
2009	13,216	$8.21	to	$10.60	$130,165	0.32%	0.75%	to	2.60%	26.78%	to	29.32%
2008	12,227	$6.41	to	$8.22	$94,345	-	0.75%	to	2.60%	-40.61%	to	-39.55%

121

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB		Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)		(lowest to highest)
ING Bond Portfolio
2012	40,340	$10.68	to	$11.65	$446,283	2.62%	0.75%	to 2.35%	3.99%	to	5.66%
2011	43,914	$10.27	to	$11.04	$463,738	2.67%	0.75%	to 2.35%	3.31%	to	4.99%
2010	49,259	$9.94	to	$10.55	$500,271	2.49%	0.75%	to 2.60%	3.28%	to	5.25%
2009	49,758	$9.60	to	$10.04	$484,377	3.65%	0.75%	to 2.60%	9.18%	to	11.35%
2008	28,568	$8.77	to	$9.04	$252,168	(a)	0.75%	to 2.60%		(a)
ING Clarion Global Real Estate Portfolio - Service Class
2012	10,755	$9.93	to	$12.94	$130,676	0.55%	0.75%	to 2.35%	22.73%	to	24.79%
2011	12,280	$8.01	to	$10.40	$120,762	3.48%	0.75%	to 2.35%	-7.52%	to	-6.08%
2010	14,082	$8.57	to	$11.08	$148,699	8.36%	0.75%	to 2.35%	13.21%	to	15.19%
2009	16,302	$7.49	to	$9.65	$151,036	2.43%	0.75%	to 2.60%	29.94%	to	32.34%
2008	16,758	$5.69	to	$7.30	$118,550	-	0.75%	to 2.60%	-42.79%	to	-41.83%
ING Clarion Global Real Estate Portfolio - Service 2 Class
2012	160	$11.77	to	$12.43	$1,935	0.37%	1.40%	to 2.20%	22.73%	to	23.68%
2011	185	$9.59	to	$10.05	$1,815	3.33%	1.40%	to 2.20%	-7.52%	to	-6.69%
2010	214	$10.37	to	$10.77	$2,264	8.28%	1.40%	to 2.20%	13.21%	to	14.09%
2009	247	$9.16	to	$9.44	$2,299	2.15%	1.40%	to 2.20%	30.30%	to	31.48%
2008	239	$7.03	to	$7.18	$1,695	-	1.40%	to 2.20%	-42.61%	to	-42.19%
ING Clarion Real Estate Portfolio - Service Class
2012	4,386	$12.07	to	$102.65	$283,259	0.99%	0.50%	to 2.60%	12.57%	to	14.96%
2011	5,197	$10.67	to	$89.29	$292,946	1.29%	0.50%	to 2.60%	6.64%	to	8.96%
2010	6,187	$9.95	to	$81.95	$322,300	3.38%	0.50%	to 2.60%	24.70%	to	27.33%
2009	7,573	$7.94	to	$64.36	$307,226	3.51%	0.50%	to 2.60%	32.26%	to	35.21%
2008	8,954	$5.97	to	$47.60	$270,838	1.26%	0.50%	to 2.60%	-40.10%	to	-38.82%
ING Clarion Real Estate Portfolio - Service 2 Class
2012	872	$15.09	to	$27.92	$20,237	0.89%	1.40%	to 2.20%	12.86%	to	13.77%
2011	981	$13.37	to	$24.54	$20,207	1.17%	1.40%	to 2.20%	6.87%	to	7.77%
2010	1,093	$12.51	to	$22.77	$21,031	3.24%	1.40%	to 2.20%	24.98%	to	26.01%
2009	1,228	$10.01	to	$18.07	$18,836	3.33%	1.40%	to 2.20%	32.76%	to	33.80%
2008	1,378	$7.54	to	$13.51	$15,856	1.08%	1.40%	to 2.20%	-39.97%	to	-39.44%

122

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB		Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)		(lowest to highest)
ING DFA World Equity Portfolio - Service Class
2012	18,092	$8.54	to	$10.16	$160,718	2.12%	0.75%	to 2.35%	15.25%	to 17.05%
2011	20,489	$7.41	to	$8.68	$156,789	2.37%	0.75%	to 2.35%	-11.36%	to -9.77%
2010	25,962	$8.36	to	$9.62	$222,454	1.62%	0.75%	to 2.60%	22.04%	to 23.81%
2009	22,107	$6.85	to	$7.77	$154,311	-	0.75%	to 2.35%	18.92%	to 21.03%
2008	22,447	$5.76	to	$6.42	$130,749	2.64%	0.75%	to 2.35%	-44.40%	to -43.67%
ING FMRSM Diversified Mid Cap Portfolio - Service Class
2012	36,325	$10.38	to	$19.33	$596,317	0.60%	0.50%	to 2.35%	11.94%	to 14.04%
2011	43,006	$9.27	to	$16.95	$626,916	0.20%	0.50%	to 2.35%	-13.06%	to -11.40%
2010	52,695	$10.64	to	$19.13	$879,120	0.14%	0.50%	to 2.60%	25.00%	to 27.70%
2009	57,858	$8.48	to	$14.98	$766,006	0.46%	0.50%	to 2.60%	35.66%	to 38.45%
2008	59,892	$6.23	to	$10.82	$581,082	0.72%	0.50%	to 2.60%	-40.75%	to -39.42%
ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class
2012	1,542	$14.16	to	$22.32	$30,178	0.49%	1.40%	to 2.20%	11.85%	to 12.78%
2011	1,696	$12.66	to	$19.79	$29,604	0.20%	1.40%	to 2.20%	-12.99%	to -12.32%
2010	1,862	$14.55	to	$22.57	$37,335	0.04%	1.40%	to 2.20%	25.32%	to 26.37%
2009	2,037	$11.61	to	$17.86	$32,436	0.34%	1.40%	to 2.20%	35.95%	to 37.17%
2008	2,176	$8.54	to	$13.02	$25,387	0.38%	1.40%	to 2.20%	-40.57%	to -40.14%
ING Franklin Income Portfolio - Service Class
2012	39,474	$11.10	to	$12.97	$483,680	5.97%	0.95%	to 2.60%	9.67%	to 11.55%
2011	41,219	$10.08	to	$11.63	$456,258	5.81%	0.95%	to 2.60%	-0.09%	to 1.58%
2010	40,859	$10.06	to	$11.46	$448,938	5.17%	0.95%	to 2.60%	10.00%	to 11.87%
2009	43,601	$9.11	to	$10.25	$431,653	6.53%	0.95%	to 2.60%	28.61%	to 30.74%
2008	37,779	$7.10	to	$7.84	$288,417	3.41%	0.95%	to 2.60%	-31.12%	to -29.89%
ING Franklin Income Portfolio - Service 2 Class
2012	846	$11.78	to	$12.44	$10,259	5.73%	1.40%	to 2.20%	9.99%	to 10.97%
2011	820	$10.71	to	$11.21	$9,008	5.55%	1.40%	to 2.20%	0.19%	to 0.90%
2010	822	$10.69	to	$11.11	$8,983	4.58%	1.40%	to 2.20%	10.32%	to 11.21%
2009	799	$9.69	to	$9.99	$7,857	6.74%	1.40%	to 2.20%	28.86%	to 30.08%
2008	770	$7.52	to	$7.68	$5,852	3.40%	1.40%	to 2.20%	-30.95%	to -30.43%

123

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Franklin Mutual Shares Portfolio - Service Class
2012	16,434	$9.26	to	$11.25	$176,567	1.55%	0.95%	to	2.55%	10.68%	to	12.54%
2011	18,518	$8.34	to	$10.00	$178,164	3.44%	0.95%	to	2.55%	-3.34%	to	-1.77%
2010	20,340	$8.60	to	$10.18	$200,678	0.43%	0.95%	to	2.60%	8.73%	to	10.53%
2009	20,839	$7.89	to	$9.21	$187,539	0.13%	0.95%	to	2.60%	23.25%	to	25.34%
2008	20,205	$6.38	to	$7.35	$146,314	3.71%	0.95%	to	2.60%	-39.44%	to	-38.34%
ING Franklin Templeton Founding Strategy Portfolio - Service Class
2012	81,829	$8.87	to	$10.91	$768,266	3.71%	0.75%	to	2.60%	12.85%	to	14.96%
2011	90,783	$7.86	to	$9.49	$747,851	2.35%	0.75%	to	2.60%	-3.79%	to	-1.96%
2010	100,997	$8.17	to	$9.68	$857,015	2.48%	0.75%	to	2.60%	7.93%	to	9.88%
2009	109,090	$7.57	to	$8.81	$849,891	2.86%	0.75%	to	2.60%	26.80%	to	29.37%
2008	112,503	$5.97	to	$6.81	$684,019	0.13%	0.75%	to	2.60%	-37.36%	to	-36.31%
ING Global Resources Portfolio - Adviser Class
2012	8,597	$8.30	to	$8.53	$72,214	0.62%	0.95%	to	2.35%	-5.47%	to	-4.16%
2011	9,963	$8.78	to	$8.90	$87,944	(d)	0.95%	to	2.35%		(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
ING Global Resources Portfolio - Service Class
2012	12,902	$7.99	to	$44.31	$410,662	0.76%	0.80%	to	2.60%	-5.36%	to	-3.61%
2011	14,721	$8.41	to	$45.97	$491,277	0.55%	0.80%	to	2.60%	-11.52%	to	-9.88%
2010	17,390	$9.47	to	$51.01	$653,531	0.86%	0.80%	to	2.60%	18.51%	to	20.68%
2009	22,047	$7.96	to	$42.27	$692,061	0.33%	0.80%	to	2.60%	33.93%	to	36.40%
2008	23,618	$5.92	to	$30.99	$547,001	2.07%	0.80%	to	2.60%	-42.56%	to	-41.47%
ING Global Resources Portfolio - Service 2 Class
2012	962	$16.65	to	$26.47	$21,585	0.60%	1.40%	to	2.20%	-5.13%	to	-4.34%
2011	1,052	$17.55	to	$27.67	$24,799	0.42%	1.40%	to	2.20%	-11.23%	to	-10.51%
2010	1,153	$19.77	to	$30.92	$30,533	0.77%	1.40%	to	2.20%	18.81%	to	19.75%
2009	1,285	$16.64	to	$25.82	$28,489	0.04%	1.40%	to	2.20%	34.19%	to	35.32%
2008	1,367	$12.40	to	$19.08	$22,531	1.65%	1.40%	to	2.20%	-42.38%	to	-41.90%

124

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB		Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)		(lowest to highest)
ING Invesco Van Kampen Growth and Income Portfolio - Service Class
2012	13,206	$9.98	to	$38.04	$373,644	1.88%	0.50%	to 2.35%	11.85%	to 13.99%
2011	15,290	$8.86	to	$33.37	$383,533	1.22%	0.50%	to 2.60%	-4.70%	to -2.65%
2010	17,670	$9.21	to	$34.28	$460,426	0.24%	0.50%	to 2.60%	9.59%	to 11.92%
2009	20,388	$8.35	to	$30.63	$482,174	1.23%	0.50%	to 2.60%	20.71%	to 23.31%
2008	21,955	$6.85	to	$24.84	$428,956	3.75%	0.50%	to 2.60%	-34.00%	to -32.55%
ING Invesco Van Kampen Growth and Income Portfolio - Service 2 Class
2012	2,943	$11.70	to	$16.95	$44,647	1.68%	1.40%	to 2.20%	11.85%	to 12.77%
2011	3,289	$10.46	to	$15.03	$44,533	1.08%	1.40%	to 2.20%	-4.47%	to -3.72%
2010	3,710	$10.95	to	$15.61	$52,570	0.24%	1.40%	to 2.20%	9.83%	to 10.79%
2009	3,999	$9.97	to	$14.09	$51,349	1.11%	1.40%	to 2.20%	21.14%	to 21.99%
2008	4,227	$8.23	to	$11.55	$44,662	3.49%	1.40%	to 2.20%	-33.84%	to -33.24%
ING JPMorgan Emerging Markets Equity Portfolio - Service Class
2012	26,345	$9.00	to	$25.39	$565,548	-	0.75%	to 2.60%	16.04%	to 18.22%
2011	26,986	$7.73	to	$21.49	$495,145	0.87%	0.75%	to 2.60%	-20.39%	to -18.90%
2010	28,787	$9.68	to	$26.50	$657,788	0.49%	0.75%	to 2.60%	17.13%	to 19.44%
2009	35,528	$8.23	to	$22.21	$692,447	1.48%	0.75%	to 2.60%	67.19%	to 70.19%
2008	35,629	$4.91	to	$13.05	$414,868	2.61%	0.75%	to 2.60%	-52.55%	to -51.67%
ING JPMorgan Emerging Markets Equity Portfolio - Service 2 Class
2012	914	$21.83	to	$35.58	$26,943	-	1.40%	to 2.20%	16.30%	to 17.23%
2011	1,006	$18.77	to	$30.35	$25,476	0.70%	1.40%	to 2.20%	-20.20%	to -19.54%
2010	1,118	$23.52	to	$37.72	$35,486	0.41%	1.40%	to 2.20%	17.48%	to 18.47%
2009	1,238	$20.02	to	$31.84	$33,336	1.14%	1.40%	to 2.20%	67.53%	to 68.91%
2008	1,298	$11.95	to	$18.85	$20,686	2.26%	1.40%	to 2.20%	-52.41%	to -52.04%
ING JPMorgan Small Cap Core Equity Portfolio - Service Class
2012	13,087	$12.81	to	$19.13	$223,964	0.17%	0.90%	to 2.60%	15.58%	to 17.65%
2011	15,244	$11.03	to	$16.26	$223,895	0.33%	0.90%	to 2.60%	-3.87%	to -2.22%
2010	16,918	$11.41	to	$16.63	$257,411	0.27%	0.90%	to 2.60%	23.46%	to 25.60%
2009	12,649	$9.20	to	$13.24	$153,523	0.41%	0.90%	to 2.60%	23.95%	to 26.22%
2008	13,007	$7.38	to	$10.58	$126,323	0.47%	0.80%	to 2.60%	-31.75%	to -30.53%

125

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING JPMorgan Small Cap Core Equity Portfolio - Service 2 Class
2012	1,788	$13.30	to	$21.57	$33,170	0.01%	1.40%	to	2.20%	15.85%	to	16.85%
2011	2,003	$11.48	to	$18.46	$32,082	0.19%	1.40%	to	2.20%	-3.61%	to	-2.84%
2010	2,318	$11.91	to	$19.00	$38,538	0.11%	1.40%	to	2.20%	23.80%	to	24.75%
2009	2,557	$9.62	to	$15.23	$34,226	0.22%	1.40%	to	2.20%	24.29%	to	25.35%
2008	2,792	$7.74	to	$12.15	$30,008	0.28%	1.40%	to	2.20%	-31.56%	to	-31.04%
ING Large Cap Growth Portfolio - Adviser Class
2012	184,662	$10.23	to	$10.37	$1,901,279	(e)	0.75%	to	2.60%		(e)
2011	(e)		(e)		(e)	(e)		(e)			(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
ING Large Cap Growth Portfolio - Service Class
2012	13,596	$14.48	to	$18.02	$214,540	0.47%	0.75%	to	2.35%	15.01%	to	16.94%
2011	15,951	$12.59	to	$15.41	$217,732	0.27%	0.75%	to	2.35%	-0.16%	to	1.52%
2010	8,969	$12.61	to	$15.18	$121,916	0.34%	0.75%	to	2.35%	11.59%	to	13.37%
2009	7,714	$11.30	to	$13.39	$93,436	0.43%	0.75%	to	2.35%	39.16%	to	41.39%
2008	1,030	$8.12	to	$9.47	$8,916	0.14%	0.75%	to	2.55%	-29.38%	to	-28.09%
ING Large Cap Growth Portfolio - Service 2 Class
2012	56	$14.49	to	$16.10	$856	0.49%	1.40%	to	2.20%	15.09%	to	16.08%
2011	59	$12.59	to	$13.87	$784	0.24%	1.40%	to	2.20%	-0.16%	to	0.58%
2010	67	$12.61	to	$13.79	$886	-	1.40%	to	2.20%	11.59%	to	12.57%
2009	74	$11.30	to	$12.25	$879	-	1.40%	to	2.20%	38.99%	to	40.16%
2008	94	$8.13	to	$8.74	$802	-	1.40%	to	2.20%	-29.18%	to	-28.65%
ING Large Cap Value Portfolio - Service Class
2012	6,830	$11.12	to	$11.45	$76,880	2.34%	0.90%	to	2.35%	11.65%	to	13.37%
2011	6,463	$9.95	to	$10.10	$64,740	(d)	0.90%	to	2.45%		(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)

126

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB		Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)		(lowest to highest)
ING Limited Maturity Bond Portfolio - Service Class
2012	2,884	$10.41	to	$28.62	$62,727	0.78%	0.50%	to 2.25%	-0.79%	to 0.99%
2011	3,478	$10.46	to	$28.34	$75,764	3.11%	0.50%	to 2.25%	-1.10%	to 0.64%
2010	4,330	$10.56	to	$28.16	$94,829	3.66%	0.50%	to 2.25%	0.85%	to 2.62%
2009	5,258	$10.44	to	$27.44	$113,748	4.79%	0.50%	to 2.25%	4.76%	to 6.65%
2008	6,346	$9.94	to	$25.73	$130,395	6.53%	0.50%	to 2.25%	-2.48%	to -0.73%
ING Liquid Assets Portfolio - Service Class
2012	57,672	$9.17	to	$18.98	$822,755	-	0.75%	to 2.35%	-2.44%	to -0.73%
2011	67,502	$9.39	to	$19.12	$994,227	-	0.75%	to 2.35%	-2.29%	to -0.73%
2010	70,785	$9.60	to	$19.26	$1,063,594	-	0.75%	to 2.60%	-2.58%	to -0.77%
2009	97,754	$9.82	to	$19.41	$1,494,964	0.11%	0.75%	to 2.60%	-2.33%	to -0.41%
2008	150,409	$10.01	to	$19.49	$2,331,467	2.26%	0.75%	to 2.60%	-0.19%	to 1.67%
ING Liquid Assets Portfolio - Service 2 Class
2012	1,568	$9.63	to	$10.15	$15,419	-	1.40%	to 2.20%	-2.23%	to -1.36%
2011	1,931	$9.84	to	$10.29	$19,328	-	1.40%	to 2.20%	-2.18%	to -1.34%
2010	2,263	$10.04	to	$10.43	$23,027	-	1.40%	to 2.20%	-2.13%	to -1.42%
2009	3,118	$10.23	to	$10.58	$32,318	0.06%	1.40%	to 2.20%	-2.00%	to -1.12%
2008	5,349	$10.40	to	$10.70	$56,288	2.09%	1.40%	to 2.20%	0.10%	to 0.85%
ING Marsico Growth Portfolio - Service Class
2012	24,264	$9.91	to	$20.10	$405,242	0.42%	0.80%	to 2.60%	9.68%	to 11.60%
2011	27,653	$8.96	to	$18.01	$417,672	0.23%	0.80%	to 2.60%	-4.24%	to -2.44%
2010	31,986	$9.26	to	$18.46	$502,962	0.52%	0.80%	to 2.60%	16.68%	to 18.87%
2009	34,422	$7.78	to	$15.53	$460,437	0.84%	0.80%	to 2.60%	25.61%	to 28.03%
2008	37,553	$6.17	to	$12.13	$397,436	0.52%	0.80%	to 2.60%	-41.84%	to -40.80%
ING Marsico Growth Portfolio - Service 2 Class
2012	1,125	$11.15	to	$16.64	$16,538	0.26%	1.40%	to 2.20%	9.85%	to 10.71%
2011	1,227	$10.15	to	$15.03	$16,367	0.10%	1.40%	to 2.20%	-3.97%	to -3.16%
2010	1,351	$10.57	to	$15.52	$18,769	0.40%	1.40%	to 2.20%	16.92%	to 17.93%
2009	1,476	$9.04	to	$13.16	$17,480	0.69%	1.40%	to 2.20%	26.08%	to 27.03%
2008	1,535	$7.17	to	$10.36	$14,277	0.32%	1.40%	to 2.20%	-41.75%	to -41.24%

127

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB		Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)		(lowest to highest)
ING MFS Total Return Portfolio - Service Class
2012	23,691	$10.48	to	$34.79	$614,072	2.44%	0.50%	to 2.60%	8.32%	to 10.62%
2011	26,667	$9.62	to	$31.45	$635,627	2.40%	0.50%	to 2.60%	-1.08%	to 1.09%
2010	31,007	$9.66	to	$31.11	$742,863	0.45%	0.50%	to 2.60%	7.07%	to 9.27%
2009	35,805	$8.98	to	$28.47	$797,586	2.44%	0.50%	to 2.60%	14.78%	to 17.31%
2008	38,189	$7.77	to	$24.27	$740,739	5.93%	0.50%	to 2.60%	-24.37%	to -22.73%
ING MFS Total Return Portfolio - Service 2 Class
2012	2,266	$11.37	to	$15.15	$30,932	2.25%	1.40%	to 2.20%	8.49%	to 9.39%
2011	2,472	$10.48	to	$13.85	$30,990	2.33%	1.40%	to 2.20%	-0.76%	to 0.07%
2010	2,737	$10.56	to	$13.84	$34,511	0.44%	1.40%	to 2.20%	7.32%	to 8.12%
2009	2,933	$9.84	to	$12.80	$34,335	2.28%	1.40%	to 2.20%	15.09%	to 16.05%
2008	3,225	$8.55	to	$11.03	$32,705	5.67%	1.40%	to 2.20%	-24.13%	to -23.51%
ING MFS Utilities Portfolio - Service Class
2012	24,539	$10.29	to	$20.27	$460,175	3.07%	0.75%	to 2.35%	10.63%	to 12.46%
2011	27,505	$9.29	to	$18.06	$463,878	3.57%	0.75%	to 2.60%	3.61%	to 5.61%
2010	26,755	$8.94	to	$17.13	$431,592	2.55%	0.75%	to 2.60%	10.77%	to 12.77%
2009	28,774	$8.04	to	$15.20	$416,638	5.29%	0.75%	to 2.60%	29.34%	to 31.87%
2008	31,245	$6.19	to	$11.55	$347,825	3.74%	0.75%	to 2.60%	-39.34%	to -38.27%
ING Morgan Stanley Global Franchise Portfolio - Service Class
2012	17,853	$12.04	to	$22.63	$357,517	1.74%	0.90%	to 2.35%	13.03%	to 14.76%
2011	18,918	$10.64	to	$19.72	$333,098	2.35%	0.90%	to 2.60%	6.19%	to 8.05%
2010	19,799	$9.98	to	$18.25	$326,147	0.41%	0.90%	to 2.60%	10.90%	to 12.86%
2009	18,516	$8.96	to	$16.29	$272,604	6.66%	0.80%	to 2.60%	25.54%	to 27.86%
2008	18,444	$7.11	to	$12.74	$215,647	1.99%	0.80%	to 2.60%	-30.39%	to -29.14%
ING Morgan Stanley Global Franchise Portfolio - Service 2 Class
2012	2,939	$16.57	to	$22.71	$59,526	1.54%	1.40%	to 2.20%	13.03%	to 13.89%
2011	3,291	$14.66	to	$19.94	$58,798	2.24%	1.40%	to 2.20%	6.54%	to 7.38%
2010	3,747	$13.76	to	$18.57	$62,764	0.30%	1.40%	to 2.20%	11.33%	to 12.27%
2009	4,059	$12.36	to	$16.54	$60,900	6.66%	1.40%	to 2.20%	25.74%	to 26.74%
2008	4,476	$9.83	to	$13.05	$53,281	1.77%	1.40%	to 2.20%	-30.23%	to -29.65%

128

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB		Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)		(lowest to highest)
ING Oppenheimer Active Allocation Portfolio - Service Class
2012	3,962	$12.03	to	$15.50	$49,203	2.60%	0.95%	to 2.35%	10.06%	to	11.75%
2011	4,532	$10.93	to	$13.87	$50,759	0.03%	0.95%	to 2.35%	-6.66%	to	-5.39%
2010	5,040	$11.71	to	$14.66	$60,023	1.62%	0.95%	to 2.35%	11.40%	to	12.94%
2009	2,217	$10.51	to	$12.98	$23,532	1.10%	0.95%	to 2.35%	24.97%	to	26.39%
2008	412	$8.41	to	$8.45	$3,471	(a)	1.15%	to 2.35%		(a)
ING PIMCO High Yield Portfolio - Service Class
2012	34,403	$12.07	to	$19.25	$590,727	6.55%	0.50%	to 2.60%	11.03%	to	13.44%
2011	32,978	$10.80	to	$16.97	$506,277	7.29%	0.50%	to 2.60%	1.69%	to	3.92%
2010	34,750	$12.41	to	$16.33	$519,986	7.27%	0.50%	to 2.60%	11.31%	to	13.64%
2009	29,928	$11.24	to	$14.47	$400,025	8.29%	0.50%	to 2.60%	45.49%	to	48.60%
2008	35,884	$7.65	to	$9.76	$326,164	8.81%	0.50%	to 2.60%	-24.50%	to	-22.89%
ING PIMCO Total Return Bond Portfolio - Service Class
2012	158,327	$12.71	to	$23.01	$2,929,962	3.31%	0.75%	to 2.60%	5.90%	to	7.98%
2011	162,686	$11.92	to	$21.31	$2,819,652	4.06%	0.75%	to 2.60%	0.76%	to	2.67%
2010	174,530	$11.75	to	$20.76	$2,995,230	4.93%	0.75%	to 2.60%	4.96%	to	6.90%
2009	184,659	$11.14	to	$19.42	$2,982,070	4.08%	0.75%	to 2.60%	11.41%	to	13.57%
2008	146,635	$10.05	to	$17.10	$2,112,274	3.67%	0.75%	to 2.60%	1.54%	to	3.45%
ING PIMCO Total Return Bond Portfolio - Service 2 Class
2012	4,251	$13.92	to	$16.23	$64,889	3.18%	1.40%	to 2.20%	6.26%	to	7.13%
2011	4,593	$13.10	to	$15.15	$65,836	4.01%	1.40%	to 2.20%	1.00%	to	1.75%
2010	5,170	$12.97	to	$14.89	$73,254	4.52%	1.40%	to 2.20%	5.19%	to	6.05%
2009	5,514	$12.33	to	$14.04	$73,887	3.66%	1.40%	to 2.20%	11.79%	to	12.68%
2008	5,145	$11.03	to	$12.46	$61,403	3.17%	1.40%	to 2.20%	1.66%	to	2.64%
ING Pioneer Fund Portfolio - Service Class
2012	3,858	$9.88	to	$12.69	$45,382	1.26%	0.75%	to 2.35%	7.69%	to	9.49%
2011	4,457	$9.06	to	$11.59	$48,382	1.32%	0.75%	to 2.60%	-7.09%	to	-5.23%
2010	5,005	$9.61	to	$12.23	$57,938	1.02%	0.75%	to 2.60%	12.94%	to	14.94%
2009	5,109	$8.39	to	$10.64	$51,948	1.15%	0.75%	to 2.60%	20.84%	to	23.29%
2008	5,490	$6.83	to	$8.63	$45,727	2.81%	0.75%	to 2.60%	-36.39%	to	-35.26%

129

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Pioneer Mid Cap Value Portfolio - Service Class
2012	36,866	$10.05	to	$12.82	$438,285	0.88%	0.75%	to	2.45%	8.30%	to	10.23%
2011	42,385	$9.21	to	$11.63	$461,825	1.23%	0.75%	to	2.60%	-7.48%	to	-5.68%
2010	49,052	$9.86	to	$12.33	$572,449	0.83%	0.75%	to	2.60%	14.92%	to	16.99%
2009	56,025	$8.41	to	$10.54	$563,986	1.19%	0.75%	to	2.60%	21.84%	to	24.29%
2008	60,375	$6.88	to	$8.48	$494,199	1.66%	0.75%	to	2.60%	-34.81%	to	-33.65%
ING Retirement Conservative Portfolio - Adviser Class
2012	60,572	$9.46	to	$9.90	$584,925	2.99%	0.95%	to	2.35%	5.35%	to	6.92%
2011	60,971	$8.98	to	$9.26	$555,004	1.59%	0.95%	to	2.35%	2.75%	to	4.16%
2010	53,453	$8.74	to	$8.89	$470,803	0.25%	0.95%	to	2.35%	5.30%	to	6.85%
2009	48,192	$8.30	to	$8.32	$400,422	(b)	0.95%	to	2.35%		(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)
ING Retirement Growth Portfolio - Adviser Class
2012	380,195	$10.76	to	$11.35	$4,208,491	2.39%	0.95%	to	2.60%	10.02%	to	11.83%
2011	412,396	$9.78	to	$10.15	$4,111,687	0.83%	0.95%	to	2.60%	-3.74%	to	-2.12%
2010	449,035	$10.16	to	$10.37	$4,611,727	0.37%	0.95%	to	2.60%	8.66%	to	10.55%
2009	484,226	$9.35	to	$9.38	$4,534,412	(b)	0.95%	to	2.60%		(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)
ING Retirement Moderate Growth Portfolio - Adviser Class
2012	251,860	$11.01	to	$11.61	$2,852,881	2.58%	0.95%	to	2.60%	8.69%	to	10.48%
2011	276,852	$10.13	to	$10.51	$2,858,948	1.05%	0.95%	to	2.60%	-2.50%	to	-0.85%
2010	303,412	$10.39	to	$10.60	$3,185,520	0.47%	0.95%	to	2.60%	8.12%	to	9.96%
2009	322,936	$9.61	to	$9.64	$3,108,225	(b)	0.95%	to	2.60%		(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)
ING Retirement Moderate Portfolio - Adviser Class
2012	144,592	$11.21	to	$11.83	$1,668,464	3.17%	0.95%	to	2.60%	7.38%	to	9.23%
2011	157,865	$10.44	to	$10.83	$1,681,480	1.39%	0.95%	to	2.60%	-0.48%	to	1.12%
2010	171,842	$10.49	to	$10.71	$1,823,032	0.56%	0.95%	to	2.60%	6.61%	to	8.51%
2009	186,216	$9.84	to	$9.87	$1,834,949	(b)	0.95%	to	2.60%		(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)

130

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB		Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)		(lowest to highest)
ING T. Rowe Price Capital Appreciation Portfolio - Service Class
2012	60,087	$11.95	to	$68.46	$2,461,428	1.57%	0.75%	to 2.60%	11.48%	to 13.62%
2011	64,353	$10.65	to	$60.29	$2,370,408	1.81%	0.75%	to 2.60%	0.24%	to 2.10%
2010	73,279	$10.56	to	$59.06	$2,636,403	1.59%	0.75%	to 2.60%	11.01%	to 13.15%
2009	75,826	$9.45	to	$52.21	$2,513,348	1.88%	0.75%	to 2.60%	29.86%	to 32.33%
2008	75,307	$7.26	to	$39.50	$1,962,032	4.41%	0.75%	to 2.60%	-29.40%	to -28.10%
ING T. Rowe Price Capital Appreciation Portfolio - Service 2 Class
2012	4,186	$14.04	to	$20.92	$77,162	1.46%	1.40%	to 2.20%	11.87%	to 12.78%
2011	4,440	$12.55	to	$18.55	$73,103	1.65%	1.40%	to 2.20%	0.48%	to 1.26%
2010	5,094	$12.49	to	$18.32	$83,486	1.42%	1.40%	to 2.20%	11.32%	to 12.32%
2009	5,711	$11.22	to	$16.31	$83,348	1.69%	1.40%	to 2.20%	30.16%	to 31.11%
2008	6,234	$8.62	to	$12.44	$69,529	3.87%	1.40%	to 2.20%	-29.23%	to -28.63%
ING T. Rowe Price Equity Income Portfolio - Service Class
2012	22,522	$10.36	to	$43.40	$645,207	1.94%	0.50%	to 2.45%	14.30%	to 16.64%
2011	25,659	$8.99	to	$37.21	$643,106	1.98%	0.50%	to 2.60%	-3.43%	to -1.40%
2010	26,314	$9.23	to	$37.74	$685,068	1.57%	0.50%	to 2.60%	11.93%	to 14.40%
2009	28,154	$8.17	to	$32.99	$652,560	1.66%	0.50%	to 2.60%	21.80%	to 24.35%
2008	28,972	$6.65	to	$26.53	$553,960	4.20%	0.50%	to 2.60%	-37.39%	to -36.01%
ING T. Rowe Price Equity Income Portfolio - Service 2 Class
2012	1,624	$11.53	to	$16.55	$24,314	1.88%	1.40%	to 2.20%	14.27%	to 15.25%
2011	1,780	$10.09	to	$14.36	$23,289	1.90%	1.40%	to 2.20%	-3.07%	to -2.31%
2010	1,773	$10.41	to	$14.70	$23,922	1.49%	1.40%	to 2.20%	12.18%	to 13.16%
2009	1,880	$9.28	to	$12.99	$22,439	1.53%	1.40%	to 2.20%	22.06%	to 23.01%
2008	2,064	$7.60	to	$10.56	$20,160	3.93%	1.40%	to 2.20%	-37.24%	to -36.69%
ING T. Rowe Price International Stock Portfolio - Service Class
2012	10,865	$7.79	to	$14.39	$144,821	0.28%	0.75%	to 2.60%	15.60%	to 17.87%
2011	11,431	$6.71	to	$12.23	$130,635	3.60%	0.75%	to 2.60%	-14.58%	to -13.01%
2010	12,505	$7.83	to	$14.08	$166,057	1.37%	0.75%	to 2.60%	10.86%	to 12.93%
2009	14,798	$7.04	to	$12.48	$175,866	1.22%	0.75%	to 2.60%	33.99%	to 36.62%
2008	18,200	$5.23	to	$9.16	$160,191	1.13%	0.75%	to 2.60%	-50.83%	to -49.95%

131

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB		Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)		(lowest to highest)
ING Templeton Global Growth Portfolio - Service Class
2012	11,449	$9.16	to	$27.76	$243,263	1.84%	0.80%	to 2.35%	18.96%	to 20.75%
2011	12,807	$7.70	to	$22.99	$228,537	1.62%	0.80%	to 2.60%	-8.11%	to -6.43%
2010	14,785	$8.35	to	$24.57	$286,405	1.43%	0.80%	to 2.60%	4.99%	to 6.87%
2009	16,283	$7.93	to	$22.99	$299,463	2.07%	0.80%	to 2.60%	28.88%	to 31.22%
2008	16,433	$6.13	to	$17.52	$234,440	1.02%	0.80%	to 2.60%	-41.26%	to -40.14%
ING Templeton Global Growth Portfolio - Service 2 Class
2012	295	$11.49	to	$17.97	$4,627	1.76%	1.40%	to 2.20%	18.94%	to 19.88%
2011	298	$9.66	to	$14.99	$3,901	1.44%	1.40%	to 2.20%	-7.91%	to -7.13%
2010	332	$10.49	to	$16.14	$4,732	1.36%	1.40%	to 2.20%	5.22%	to 6.04%
2009	346	$9.97	to	$15.22	$4,691	1.95%	1.40%	to 2.20%	29.15%	to 30.20%
2008	357	$7.72	to	$11.69	$3,738	0.71%	1.40%	to 2.20%	-41.07%	to -40.60%
ING Diversified International Fund - Class R
2012	11	$8.86	to	$9.20	$100	1.75%	0.75%	to 1.35%	15.97%	to 16.60%
2011	17	$7.64	to	$7.89	$128	0.65%	0.75%	to 1.35%	-16.50%	to -15.97%
2010	19	$9.15	to	$9.39	$178	0.52%	0.75%	to 1.35%	9.84%	to 10.47%
2009	24	$8.33	to	$8.50	$203	0.52%	0.75%	to 1.35%	32.85%	to 33.86%
2008	29	$6.27	to	$6.35	$182	7.24%	0.75%	to 1.35%	-46.77%	to -46.46%
ING American Century Small-Mid Cap Value Portfolio - Service Class
2012	85	$19.73	to	$21.71	$1,828	1.05%	0.75%	to 1.35%	14.75%	to 15.45%
2011	106	$17.14	to	$18.85	$1,975	1.15%	0.75%	to 1.35%	-4.44%	to -3.85%
2010	157	$17.90	to	$19.66	$3,047	1.06%	0.75%	to 1.35%	20.36%	to 21.06%
2009	127	$14.83	to	$16.27	$2,051	2.20%	0.75%	to 1.35%	33.81%	to 34.63%
2008	34	$11.17	to	$12.12	$404	0.87%	0.75%	to 1.35%	-27.54%	to -27.11%
ING Baron Growth Portfolio - Service Class
2012	23,792	$11.79	to	$22.28	$351,077	-	0.75%	to 2.60%	16.58%	to 18.76%
2011	26,714	$10.08	to	$18.76	$335,771	-	0.75%	to 2.60%	-0.43%	to 1.46%
2010	27,327	$10.09	to	$18.49	$342,203	-	0.75%	to 2.60%	23.17%	to 25.61%
2009	28,614	$8.16	to	$14.72	$288,247	-	0.75%	to 2.60%	31.77%	to 34.18%
2008	23,371	$6.17	to	$10.97	$177,288	-	0.75%	to 2.60%	-42.81%	to -41.71%

132

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB		Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)		(lowest to highest)
ING Columbia Small Cap Value II Portfolio - Service Class
2012	11,729	$10.21	to	$12.27	$124,999	0.24%	0.95%	to 2.35%	11.58%	to 13.14%
2011	13,429	$9.15	to	$10.85	$127,517	0.41%	0.95%	to 2.35%	-4.98%	to -3.60%
2010	15,497	$9.52	to	$11.27	$153,917	1.16%	0.95%	to 2.60%	22.05%	to 24.12%
2009	19,380	$7.80	to	$9.08	$156,330	1.23%	0.95%	to 2.60%	21.50%	to 23.51%
2008	20,680	$6.42	to	$7.36	$136,090	0.10%	0.95%	to 2.60%	-35.80%	to -34.69%
ING Davis New York Venture Portfolio - Service Class
2012	24,498	$9.05	to	$13.88	$244,764	0.29%	0.75%	to 2.60%	9.35%	to 11.42%
2011	26,804	$8.24	to	$12.49	$242,733	0.98%	0.75%	to 2.60%	-7.16%	to -5.44%
2010	30,184	$8.85	to	$13.23	$291,613	0.41%	0.75%	to 2.60%	9.11%	to 11.26%
2009	30,411	$8.08	to	$11.93	$266,995	0.67%	0.75%	to 2.60%	28.14%	to 30.66%
2008	27,384	$6.28	to	$9.15	$185,900	0.86%	0.75%	to 2.60%	-40.84%	to -39.67%
ING Global Bond Portfolio - Service Class
2012	587	$14.18	to	$14.85	$8,567	5.78%	0.75%	to 1.35%	6.22%	to 6.83%
2011	652	$13.35	to	$13.90	$8,930	7.06%	0.75%	to 1.35%	2.14%	to 2.73%
2010	721	$13.07	to	$13.53	$9,633	3.10%	0.75%	to 1.35%	13.95%	to 14.66%
2009	732	$11.47	to	$11.80	$8,547	3.29%	0.75%	to 1.35%	19.73%	to 20.41%
2008	914	$9.58	to	$9.80	$8,886	6.50%	0.75%	to 1.35%	-16.91%	to -16.38%
ING Growth and Income Core Portfolio - Initial Class
2012	78	$8.48	to	$12.69	$711	0.37%	0.95%	to 2.00%	7.08%	to 8.18%
2011	105	$7.91	to	$11.76	$895	0.70%	0.95%	to 2.00%	-14.85%	to -13.98%
2010	138	$9.29	to	$13.71	$1,384	1.47%	0.95%	to 2.10%	8.98%	to 10.36%
2009	163	$8.51	to	$12.46	$1,479	1.12%	0.95%	to 2.10%	41.78%	to 43.50%
2008	188	$5.99	to	$8.72	$1,193	0.52%	0.95%	to 2.10%	-41.01%	to -40.35%
ING Growth and Income Core Portfolio - Service Class
2012	523	$9.60	to	$13.36	$5,714	0.08%	0.75%	to 2.35%	6.43%	to 8.12%
2011	620	$9.02	to	$12.38	$6,348	0.55%	0.75%	to 2.35%	-15.38%	to -13.89%
2010	690	$10.66	to	$14.43	$8,281	1.41%	0.75%	to 2.35%	8.55%	to 10.24%
2009	718	$9.82	to	$13.11	$7,716	0.79%	0.75%	to 2.35%	40.89%	to 43.36%
2008	679	$6.97	to	$9.18	$4,948	0.10%	0.75%	to 2.35%	-41.30%	to -40.37%

133

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB		Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)		(lowest to highest)
ING Invesco Van Kampen Comstock Portfolio - Service Class
2012	14,417	$10.47	to	$15.80	$189,072	1.27%	0.75%	to 2.60%	15.46%	to 17.69%
2011	15,372	$8.97	to	$13.45	$173,078	1.34%	0.75%	to 2.60%	-4.60%	to -2.75%
2010	16,119	$9.32	to	$13.88	$189,031	1.38%	0.75%	to 2.60%	12.14%	to 14.24%
2009	15,876	$8.24	to	$12.18	$164,271	2.32%	0.75%	to 2.60%	25.28%	to 27.51%
2008	16,491	$6.55	to	$9.57	$135,204	3.99%	0.75%	to 2.60%	-38.19%	to -36.94%
ING Invesco Van Kampen Equity and Income Portfolio - Initial Class
2012	107	$13.76	to	$14.25	$1,502	2.34%	0.75%	to 1.20%	11.42%	to 11.94%
2011	123	$12.35	to	$12.73	$1,540	2.04%	0.75%	to 1.20%	-2.29%	to -1.85%
2010	160	$12.64	to	$12.97	$2,046	1.74%	0.75%	to 1.20%	10.97%	to 11.52%
2009	202	$11.39	to	$11.63	$2,321	1.91%	0.75%	to 1.20%	21.30%	to 21.78%
2008	221	$9.34	to	$9.55	$2,076	5.06%	0.75%	to 1.35%	-24.43%	to -23.96%
ING Invesco Van Kampen Equity and Income Portfolio - Service Class
2012	13,440	$10.11	to	$16.88	$176,309	1.91%	0.75%	to 2.60%	9.51%	to 11.63%
2011	14,689	$9.18	to	$15.16	$174,083	1.91%	0.75%	to 2.60%	-3.83%	to -2.06%
2010	16,986	$9.50	to	$15.52	$207,495	1.64%	0.75%	to 2.60%	9.13%	to 11.22%
2009	17,055	$8.66	to	$13.99	$189,556	1.66%	0.75%	to 2.60%	19.14%	to 21.49%
2008	18,391	$7.23	to	$11.55	$169,926	7.22%	0.75%	to 2.60%	-25.55%	to -24.14%
ING JPMorgan Mid Cap Value Portfolio - Service Class
2012	11,668	$11.78	to	$21.89	$168,040	0.77%	0.75%	to 2.35%	17.21%	to 19.10%
2011	10,281	$10.05	to	$18.38	$125,814	0.84%	0.75%	to 2.35%	-0.59%	to 1.10%
2010	9,712	$10.11	to	$18.18	$121,321	0.90%	0.75%	to 2.45%	19.98%	to 22.01%
2009	6,384	$8.42	to	$14.90	$67,915	1.46%	0.75%	to 2.55%	22.50%	to 24.69%
2008	3,989	$6.86	to	$11.95	$35,664	2.75%	0.75%	to 2.55%	-34.77%	to -33.54%
ING Oppenheimer Global Portfolio - Initial Class
2012	317	$14.11	to	$15.55	$4,775	1.31%	0.75%	to 2.00%	19.27%	to 20.73%
2011	389	$11.83	to	$12.88	$4,872	1.46%	0.75%	to 2.00%	-9.97%	to -8.78%
2010	492	$13.07	to	$14.12	$6,776	1.56%	0.75%	to 2.10%	13.65%	to 15.17%
2009	618	$11.50	to	$12.26	$7,415	2.34%	0.75%	to 2.10%	36.74%	to 38.53%
2008	762	$8.38	to	$8.85	$6,611	2.25%	0.75%	to 2.20%	-41.64%	to -40.76%

134

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB		Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)		(lowest to highest)
ING Oppenheimer Global Portfolio - Service Class
2012	8,771	$10.36	to	$18.90	$130,891	1.00%	0.75%	to 2.60%	18.18%	to 20.49%
2011	9,333	$8.68	to	$15.74	$116,446	1.32%	0.75%	to 2.60%	-10.74%	to -9.12%
2010	8,943	$9.62	to	$17.35	$124,699	1.37%	0.75%	to 2.60%	12.82%	to 14.95%
2009	10,171	$8.44	to	$15.14	$124,376	2.14%	0.75%	to 2.60%	35.73%	to 38.33%
2008	11,877	$6.16	to	$10.97	$105,333	2.45%	0.75%	to 2.60%	-42.04%	to -40.94%
ING PIMCO Total Return Portfolio - Service Class
2012	338	$14.75	to	$16.94	$5,259	3.01%	0.75%	to 1.35%	6.42%	to 7.08%
2011	430	$13.86	to	$15.82	$6,250	2.89%	0.75%	to 1.35%	1.84%	to 2.46%
2010	556	$13.61	to	$15.44	$7,923	3.19%	0.75%	to 1.35%	6.16%	to 6.78%
2009	718	$12.82	to	$14.46	$9,629	3.45%	0.75%	to 1.35%	11.09%	to 11.75%
2008	713	$11.54	to	$12.94	$8,589	5.66%	0.75%	to 1.35%	-1.54%	to -0.92%
ING Solution 2015 Portfolio - Service Class
2012	1,215	$12.38	to	$12.97	$15,403	4.12%	0.75%	to 1.35%	9.95%	to 10.57%
2011	1,306	$11.26	to	$11.73	$15,011	3.15%	0.75%	to 1.35%	-2.09%	to -1.43%
2010	1,520	$11.50	to	$11.90	$17,776	2.21%	0.75%	to 1.35%	9.73%	to 10.39%
2009	1,596	$10.48	to	$10.78	$16,960	3.91%	0.75%	to 1.35%	20.74%	to 21.40%
2008	1,280	$8.68	to	$8.88	$11,249	1.89%	0.75%	to 1.35%	-27.91%	to -27.39%
ING Solution 2025 Portfolio - Service Class
2012	1,318	$12.15	to	$12.73	$16,392	2.73%	0.75%	to 1.35%	11.88%	to 12.65%
2011	1,479	$10.86	to	$11.30	$16,403	2.09%	0.75%	to 1.35%	-4.40%	to -3.83%
2010	1,598	$11.36	to	$11.75	$18,481	1.57%	0.75%	to 1.35%	12.25%	to 12.87%
2009	1,640	$10.12	to	$10.41	$16,849	3.52%	0.75%	to 1.35%	24.17%	to 24.82%
2008	1,108	$8.15	to	$8.34	$9,138	1.46%	0.75%	to 1.35%	-34.80%	to -34.33%
ING Solution 2035 Portfolio - Service Class
2012	749	$12.29	to	$12.87	$9,408	2.26%	0.75%	to 1.35%	13.59%	to 14.20%
2011	887	$10.82	to	$11.27	$9,777	1.62%	0.75%	to 1.35%	-5.91%	to -5.29%
2010	955	$11.50	to	$11.90	$11,158	1.23%	0.75%	to 1.35%	12.97%	to 13.66%
2009	1,070	$10.18	to	$10.47	$11,035	2.91%	0.75%	to 1.35%	26.62%	to 27.37%
2008	980	$8.04	to	$8.22	$7,954	1.64%	0.75%	to 1.35%	-37.82%	to -37.44%

135

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB		Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)		(lowest to highest)
ING Solution 2045 Portfolio - Service Class
2012	103	$12.28	to	$12.86	$1,283	1.82%	0.75%	to 1.35%	13.91%	to 14.51%
2011	104	$10.78	to	$11.23	$1,131	1.17%	0.75%	to 1.35%	-6.42%	to -5.79%
2010	109	$11.52	to	$11.92	$1,270	0.90%	0.75%	to 1.35%	13.61%	to 14.29%
2009	135	$10.14	to	$10.43	$1,384	2.15%	0.75%	to 1.35%	28.03%	to 28.77%
2008	153	$7.92	to	$8.10	$1,225	1.36%	0.75%	to 1.35%	-40.67%	to -40.27%
ING Solution Income Portfolio - Service Class
2012	460	$12.47	to	$13.07	$5,875	4.51%	0.75%	to 1.35%	8.25%	to 9.01%
2011	515	$11.52	to	$11.99	$6,055	4.06%	0.75%	to 1.35%	-0.95%	to -0.42%
2010	574	$11.63	to	$12.04	$6,790	3.21%	0.75%	to 1.35%	8.09%	to 8.76%
2009	635	$10.76	to	$11.07	$6,919	5.25%	0.75%	to 1.35%	15.57%	to 16.28%
2008	581	$9.31	to	$9.52	$5,469	2.11%	0.75%	to 1.35%	-17.76%	to -17.22%
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
2012	459	$15.24	to	$18.93	$8,501	0.24%	0.75%	to 1.35%	14.29%	to 15.02%
2011	576	$13.30	to	$16.50	$9,331	0.12%	0.75%	to 1.35%	-5.21%	to -4.64%
2010	694	$13.99	to	$17.34	$11,833	0.07%	0.75%	to 1.35%	26.40%	to 27.20%
2009	680	$11.04	to	$13.67	$9,112	0.31%	0.75%	to 1.35%	44.07%	to 44.90%
2008	339	$7.65	to	$9.46	$3,090	0.06%	0.75%	to 1.35%	-44.03%	to -43.68%
ING T. Rowe Price Growth Equity Portfolio - Service Class
2012	14,940	$10.07	to	$16.99	$158,174	-	0.75%	to 2.35%	15.88%	to 17.76%
2011	11,616	$8.69	to	$14.47	$105,828	-	0.75%	to 2.35%	-3.66%	to -2.11%
2010	11,556	$8.93	to	$14.81	$108,925	0.03%	0.75%	to 2.60%	13.47%	to 15.78%
2009	11,877	$7.87	to	$12.83	$97,640	0.01%	0.75%	to 2.60%	39.05%	to 41.41%
2008	5,066	$5.66	to	$9.09	$30,425	1.09%	0.75%	to 2.60%	-43.72%	to -42.73%
ING Templeton Foreign Equity Portfolio - Service Class
2012	59,624	$8.23	to	$11.48	$609,649	2.09%	0.75%	to 2.60%	15.92%	to 17.85%
2011	21,745	$7.08	to	$9.78	$190,490	1.75%	0.75%	to 2.35%	-14.34%	to -12.95%
2010	25,636	$8.22	to	$11.25	$260,443	2.06%	0.75%	to 2.60%	5.73%	to 7.77%
2009	25,327	$7.67	to	$10.46	$241,228	-	0.75%	to 2.60%	28.47%	to 31.00%
2008	21,711	$5.97	to	$8.02	$159,726	3.32%	0.75%	to 2.60%	-42.17%	to -41.17%

136

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING UBS U.S. Large Cap Equity Portfolio - Service Class
2012	429	$10.66	to	$14.54	$5,110	0.70%	0.75%	to	2.35%	10.47%	to	12.24%
2011	486	$9.65	to	$12.98	$5,199	0.68%	0.75%	to	2.35%	-4.93%	to	-3.43%
2010	558	$10.15	to	$13.48	$6,229	0.64%	0.75%	to	2.35%	10.33%	to	12.15%
2009	649	$9.20	to	$12.05	$6,503	1.15%	0.75%	to	2.35%	28.49%	to	30.69%
2008	796	$7.16	to	$9.25	$6,145	1.56%	0.75%	to	2.35%	-41.41%	to	-40.47%
ING Strategic Allocation Conservative Portfolio - Class S
2012	97	$15.71	to	$16.46	$1,560	2.46%	0.75%	to	1.35%	10.48%	to	11.14%
2011	88	$14.22	to	$14.81	$1,286	3.65%	0.75%	to	1.35%	0.14%	to	0.82%
2010	100	$14.20	to	$14.69	$1,451	4.21%	0.75%	to	1.35%	9.48%	to	10.04%
2009	102	$12.97	to	$13.35	$1,353	8.24%	0.75%	to	1.35%	16.11%	to	16.90%
2008	103	$11.17	to	$11.42	$1,170	4.28%	0.75%	to	1.35%	-24.93%	to	-24.47%
ING Strategic Allocation Growth Portfolio - Class S
2012	30	$16.66	to	$17.46	$505	1.04%	0.75%	to	1.35%	13.10%	to	13.89%
2011	31	$14.73	to	$15.33	$460	2.64%	0.75%	to	1.35%	-4.41%	to	-3.89%
2010	39	$15.41	to	$15.95	$601	3.36%	0.75%	to	1.35%	11.26%	to	11.93%
2009	42	$13.85	to	$14.25	$589	9.26%	0.75%	to	1.35%	23.22%	to	24.02%
2008	45	$11.24	to	$11.49	$512	3.10%	0.75%	to	1.35%	-36.98%	to	-36.69%
ING Strategic Allocation Moderate Portfolio - Class S
2012	63	$16.19	to	$16.96	$1,042	1.69%	0.75%	to	1.35%	11.89%	to	12.54%
2011	66	$14.47	to	$15.07	$973	2.75%	0.75%	to	1.35%	-2.23%	to	-1.63%
2010	51	$14.80	to	$15.32	$775	4.19%	0.75%	to	1.35%	10.20%	to	10.93%
2009	48	$13.43	to	$13.81	$657	7.97%	0.75%	to	1.35%	19.91%	to	20.51%
2008	50	$11.20	to	$11.46	$573	3.34%	0.75%	to	1.35%	-31.58%	to	-31.09%
ING Growth and Income Portfolio - Class A
2012	110,959	$10.66	to	$11.01	$1,198,252	1.39%	0.75%	to	2.35%	12.45%	to	14.33%
2011	123,527	$9.46	to	$9.63	$1,177,999	(d)	0.75%	to	2.60%		(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)

137

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB		Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)		(lowest to highest)
ING Growth and Income Portfolio - Class I
2012	7	$9.94	to	$10.01	$65	1.41%	1.25%	to 1.40%	14.25%	to 14.27%
2011	9	$8.70	to	$8.76	$77	1.05%	1.25%	to 1.40%	-1.69%	to -1.46%
2010	13	$8.85	to	$8.89	$114	0.90%	1.25%	to 1.40%	12.45%	to 12.67%
2009	14	$7.87	to	$7.89	$109	1.01%	1.25%	to 1.40%	28.50%	to 28.59%
2008	15	$6.12	to	$6.14	$90	1.67%	1.25%	to 1.40%	-38.55%	to -38.35%
ING Growth and Income Portfolio - Class S
2012	72,404	$9.21	to	$17.05	$701,221	1.56%	0.50%	to 2.60%	12.45%	to 14.86%
2011	84,838	$8.19	to	$14.88	$724,196	1.47%	0.50%	to 2.60%	-3.08%	to -1.00%
2010	51,286	$8.45	to	$15.07	$449,666	0.79%	0.50%	to 2.60%	10.89%	to 13.28%
2009	57,953	$7.62	to	$13.34	$453,859	1.45%	0.50%	to 2.60%	26.58%	to 29.34%
2008	44,763	$6.02	to	$10.33	$274,706	3.86%	0.50%	to 2.60%	-39.13%	to -38.33%
ING GET U.S. Core Portfolio - Series 11
2012	348	$9.80	to	$10.45	$3,515	2.00%	1.45%	to 2.35%	-2.87%	to -1.97%
2011	387	$10.05	to	$10.66	$4,001	2.17%	1.45%	to 2.40%	-1.57%	to -0.56%
2010	468	$9.94	to	$10.72	$4,857	2.38%	1.45%	to 2.95%	1.74%	to 3.28%
2009	565	$9.77	to	$10.38	$5,718	3.98%	1.45%	to 2.95%	-3.65%	to -2.17%
2008	742	$10.14	to	$10.61	$7,708	2.42%	1.45%	to 2.95%	-2.31%	to -0.93%
ING GET U.S. Core Portfolio - Series 12
2012	162	$9.93	to	$10.64	$1,696	2.28%	1.45%	to 2.45%	-1.88%	to -0.84%
2011	172	$10.12	to	$10.73	$1,817	2.59%	1.45%	to 2.45%	-1.36%	to -0.37%
2010	187	$10.23	to	$10.77	$1,962	2.77%	1.45%	to 2.50%	3.13%	to 4.26%
2009	221	$9.71	to	$10.33	$2,232	3.19%	1.45%	to 3.05%	-3.67%	to -2.09%
2008	268	$10.08	to	$10.55	$2,781	1.71%	1.45%	to 3.05%	-9.03%	to -7.54%
ING GET U.S. Core Portfolio - Series 13
2012	667	$9.99	to	$10.54	$6,921	2.13%	1.45%	to 2.25%	-2.54%	to -1.68%
2011	859	$10.25	to	$10.72	$9,103	2.21%	1.45%	to 2.25%	-0.49%	to 0.28%
2010	1,215	$10.21	to	$10.69	$12,854	2.48%	1.45%	to 2.45%	3.97%	to 5.11%
2009	1,567	$9.82	to	$10.17	$15,806	3.48%	1.45%	to 2.45%	-4.47%	to -3.51%
2008	2,204	$10.16	to	$10.54	$23,085	2.18%	1.45%	to 2.90%	-0.59%	to 0.86%

138

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING GET U.S. Core Portfolio - Series 14
2012	2,252	$10.09	to	$10.75	$23,800	2.77%	1.45%	to	2.50%	-2.61%	to	-1.65%
2011	2,709	$10.36	to	$10.93	$29,164	3.07%	1.45%	to	2.50%	0.58%	to	1.67%
2010	3,418	$10.30	to	$10.75	$36,259	3.84%	1.45%	to	2.50%	4.24%	to	5.39%
2009	4,490	$9.72	to	$10.20	$45,358	3.95%	1.45%	to	3.05%	-3.76%	to	-2.30%
2008	7,383	$10.10	to	$10.44	$76,227	1.88%	1.45%	to	3.05%	-0.10%	to	1.56%
ING BlackRock Science and Technology Opportunities Portfolio - Class S
2012	17,592	$10.07	to	$16.13	$186,205	-	0.75%	to	2.60%	4.79%	to	6.82%
2011	19,792	$9.61	to	$15.10	$198,020	-	0.75%	to	2.60%	-12.87%	to	-11.23%
2010	23,192	$11.03	to	$17.01	$263,966	-	0.75%	to	2.60%	15.14%	to	17.23%
2009	22,823	$9.58	to	$14.51	$223,254	-	0.75%	to	2.60%	48.53%	to	51.46%
2008	13,408	$6.45	to	$9.58	$87,426	-	0.75%	to	2.60%	-40.81%	to	-40.46%
ING Euro STOXX 50® Index Portfolio - Class A
2012	1,036	$8.38	to	$8.74	$8,828	2.58%	0.95%	to	2.25%	19.18%	to	20.75%
2011	415	$7.03	to	$7.24	$2,955	14.38%	0.95%	to	2.25%	-19.20%	to	-18.12%
2010	541	$8.69	to	$8.83	$4,739	0.22%	1.00%	to	2.35%	-11.13%	to	-10.18%
2009	62	$9.79	to	$9.82	$608	(b)	1.15%	to	2.25%		(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)
ING FTSE 100 Index® Portfolio - Class A
2012	193	$11.47	to	$12.01	$2,261	2.59%	0.95%	to	2.35%	12.56%	to	14.16%
2011	222	$10.19	to	$10.52	$2,300	4.95%	0.95%	to	2.35%	-6.43%	to	-5.06%
2010	328	$10.89	to	$11.07	$3,595	0.28%	1.00%	to	2.35%	6.44%	to	7.59%
2009	74	$10.24	to	$10.27	$755	(b)	1.15%	to	2.25%		(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)
ING Hang Seng Index Portfolio - Class S
2012	3,815	$13.50	to	$14.23	$52,710	1.03%	0.95%	to	2.35%	25.35%	to	27.17%
2011	4,031	$10.77	to	$11.19	$44,179	2.58%	0.95%	to	2.35%	-20.34%	to	-19.21%
2010	5,992	$13.52	to	$13.85	$81,884	0.06%	0.95%	to	2.35%	5.05%	to	6.54%
2009	3,225	$12.87	to	$13.00	$41,686	(b)	0.95%	to	2.35%		(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)

139

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Index Plus LargeCap Portfolio - Class S
2012	11,145	$9.46	to	$14.49	$120,472	1.38%	0.75%	to	2.60%	11.15%	to	13.27%
2011	13,071	$8.46	to	$12.83	$125,981	1.62%	0.75%	to	2.60%	-2.98%	to	-1.05%
2010	16,416	$8.66	to	$13.00	$161,332	1.70%	0.75%	to	2.60%	10.77%	to	12.77%
2009	19,841	$7.78	to	$11.56	$174,337	2.75%	0.75%	to	2.60%	19.74%	to	21.99%
2008	24,189	$6.45	to	$9.49	$174,373	2.25%	0.75%	to	2.60%	-39.00%	to	-37.84%
ING Index Plus MidCap Portfolio - Class S
2012	7,243	$10.77	to	$18.51	$108,177	0.65%	0.75%	to	2.60%	14.39%	to	16.52%
2011	8,310	$9.36	to	$15.93	$107,721	0.58%	0.75%	to	2.60%	-4.01%	to	-2.15%
2010	9,825	$9.69	to	$16.32	$131,427	0.85%	0.75%	to	2.60%	18.48%	to	20.73%
2009	11,403	$8.13	to	$13.56	$127,725	1.34%	0.75%	to	2.60%	28.07%	to	30.42%
2008	13,369	$6.31	to	$10.42	$115,644	1.19%	0.75%	to	2.60%	-39.37%	to	-38.21%
ING Index Plus SmallCap Portfolio - Class S
2012	6,026	$9.78	to	$17.08	$81,420	0.29%	0.75%	to	2.60%	9.19%	to	11.34%
2011	6,798	$8.90	to	$15.37	$83,478	0.60%	0.75%	to	2.60%	-3.53%	to	-1.73%
2010	7,901	$9.17	to	$15.68	$99,899	0.49%	0.75%	to	2.60%	19.20%	to	21.57%
2009	8,979	$7.64	to	$12.93	$94,468	1.41%	0.75%	to	2.60%	21.34%	to	23.58%
2008	10,297	$6.26	to	$10.49	$88,612	0.67%	0.75%	to	2.60%	-35.36%	to	-34.20%
ING International Index Portfolio - Class S
2012	5,493	$7.79	to	$15.27	$45,019	2.61%	0.75%	to	2.35%	15.58%	to	17.64%
2011	5,593	$6.74	to	$12.98	$39,488	2.67%	0.75%	to	2.35%	-14.47%	to	-13.12%
2010	7,945	$7.82	to	$14.94	$65,044	3.38%	0.75%	to	2.60%	4.83%	to	6.79%
2009	8,995	$7.46	to	$13.99	$69,588	-	0.75%	to	2.60%	24.42%	to	26.32%
2008	998	$6.02	to	$6.09	$6,041	(a)	0.95%	to	2.35%		(a)
ING Japan TOPIX Index® Portfolio - Class A
2012	475	$9.67	to	$10.12	$4,664	0.73%	0.95%	to	2.35%	5.11%	to	6.64%
2011	1,025	$9.20	to	$9.49	$9,567	1.85%	0.95%	to	2.35%	-15.75%	to	-14.58%
2010	770	$10.92	to	$11.11	$8,463	0.07%	0.95%	to	2.35%	10.98%	to	12.46%
2009	33	$9.84	to	$9.87	$324	(b)	1.00%	to	2.35%		(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)

140

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Russell™ Large Cap Growth Index Portfolio - Class S
2012	9,520	$15.23	to	$16.65	$152,860	1.08%	0.75%	to	2.35%	11.61%	to	13.42%
2011	10,214	$13.34	to	$14.68	$146,033	1.00%	0.75%	to	2.35%	1.45%	to	3.16%
2010	10,188	$13.02	to	$14.23	$142,575	0.54%	0.75%	to	2.35%	9.84%	to	11.61%
2009	11,210	$11.73	to	$12.75	$141,894	(b)	0.75%	to	2.55%		(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)
ING Russell™ Large Cap Index Portfolio - Class S
2012	32,375	$9.86	to	$16.57	$330,009	2.26%	0.80%	to	2.35%	12.56%	to	14.38%
2011	33,016	$8.68	to	$14.51	$296,967	1.43%	0.80%	to	2.60%	-0.57%	to	1.32%
2010	39,726	$8.73	to	$14.33	$355,951	3.29%	0.80%	to	2.60%	9.13%	to	11.17%
2009	45,756	$8.00	to	$12.91	$372,497	-	0.80%	to	2.60%	20.57%	to	22.44%
2008	3,418	$6.66	to	$6.73	$22,903	(a)	0.80%	to	2.35%		(a)
ING Russell™ Large Cap Value Index Portfolio - Class S
2012	4,034	$14.99	to	$15.81	$61,922	1.35%	0.95%	to	2.35%	13.22%	to	14.90%
2011	2,887	$13.24	to	$13.76	$38,950	1.41%	0.95%	to	2.35%	-1.78%	to	-0.43%
2010	2,581	$13.42	to	$13.82	$35,226	1.65%	0.95%	to	2.60%	8.23%	to	10.12%
2009	1,922	$12.40	to	$12.55	$24,005	(b)	0.95%	to	2.60%		(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)
ING Russell™ Mid Cap Growth Index Portfolio - Class S
2012	14,090	$17.08	to	$18.05	$246,554	0.36%	0.90%	to	2.35%	12.74%	to	14.46%
2011	15,771	$15.04	to	$15.77	$243,092	0.44%	0.90%	to	2.60%	-4.75%	to	-3.07%
2010	18,579	$15.79	to	$16.27	$297,977	0.29%	0.90%	to	2.60%	22.59%	to	24.77%
2009	19,157	$12.88	to	$13.04	$248,368	(b)	0.90%	to	2.60%		(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)
ING Russell™ Mid Cap Index Portfolio - Class S
2012	10,856	$11.04	to	$11.81	$123,542	0.93%	0.95%	to	2.35%	13.93%	to	15.56%
2011	10,358	$9.69	to	$10.22	$102,824	1.16%	0.95%	to	2.35%	-4.34%	to	-2.94%
2010	11,716	$10.13	to	$10.53	$120,857	0.51%	0.95%	to	2.35%	21.90%	to	23.74%
2009	10,132	$8.30	to	$8.51	$85,119	-	0.95%	to	2.40%	36.45%	to	38.37%
2008	3,704	$6.04	to	$6.15	$22,649	(a)	0.80%	to	2.35%		(a)

141

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB		Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)		(lowest to highest)
ING Russell™ Small Cap Index Portfolio - Class S
2012	13,186	$11.13	to	$11.93	$151,300	0.68%	0.90%	to 2.35%	13.11%	to	14.71%
2011	13,508	$9.84	to	$10.40	$136,076	0.79%	0.90%	to 2.35%	-6.37%	to	-5.02%
2010	16,262	$10.51	to	$10.95	$174,052	0.44%	0.80%	to 2.35%	23.07%	to	25.00%
2009	13,275	$8.54	to	$8.76	$114,700	-	0.90%	to 2.35%	23.41%	to	25.32%
2008	10,143	$6.91	to	$7.00	$70,527	(a)	0.80%	to 2.45%		(a)
ING Small Company Portfolio - Class S
2012	6,827	$11.33	to	$20.10	$82,209	0.15%	0.75%	to 2.35%	11.63%	to	13.40%
2011	8,403	$10.15	to	$17.77	$89,892	0.23%	0.75%	to 2.35%	-4.96%	to	-3.42%
2010	9,114	$10.65	to	$18.44	$102,443	0.32%	0.75%	to 2.35%	21.09%	to	23.07%
2009	8,151	$8.82	to	$15.02	$75,533	0.54%	0.75%	to 2.35%	24.23%	to	26.28%
2008	5,881	$7.09	to	$11.93	$43,479	0.10%	0.75%	to 2.55%	-32.17%	to	-31.74%
ING U.S. Bond Index Portfolio - Class S
2012	20,537	$11.27	to	$12.44	$241,724	1.85%	0.75%	to 2.60%	0.90%	to	2.84%
2011	25,756	$11.17	to	$12.12	$297,554	1.93%	0.75%	to 2.60%	4.20%	to	6.11%
2010	21,158	$10.72	to	$11.43	$232,631	2.46%	0.75%	to 2.60%	3.18%	to	5.12%
2009	23,840	$10.39	to	$10.89	$251,758	2.45%	0.75%	to 2.60%	2.77%	to	4.78%
2008	17,418	$10.11	to	$10.41	$177,261	(a)	0.75%	to 2.60%		(a)
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio - Class S
2012	20,465	$8.34	to	$9.03	$176,328	4.00%	0.75%	to 2.35%	12.40%	to	14.16%
2011	22,299	$7.42	to	$7.91	$169,736	3.21%	0.75%	to 2.35%	-6.08%	to	-4.58%
2010	24,986	$7.89	to	$8.29	$201,282	3.31%	0.75%	to 2.35%	3.39%	to	5.07%
2009	27,525	$7.61	to	$7.89	$213,033	-	0.75%	to 2.35%	26.91%	to	28.92%
2008	23,942	$6.00	to	$6.12	$145,051	(a)	0.75%	to 2.35%		(a)
ING International Value Portfolio - Class S
2012	457	$13.73	to	$15.43	$6,905	2.35%	0.75%	to 1.35%	17.39%	to	18.11%
2011	519	$11.67	to	$13.09	$6,655	2.35%	0.75%	to 1.35%	-16.11%	to	-15.57%
2010	620	$13.88	to	$15.55	$9,445	1.72%	0.75%	to 1.35%	1.00%	to	1.56%
2009	713	$13.71	to	$15.35	$10,718	1.54%	0.75%	to 1.35%	24.38%	to	25.22%
2008	740	$10.99	to	$12.29	$8,896	2.78%	0.75%	to 1.35%	-43.09%	to	-42.76%

142

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING MidCap Opportunities Portfolio - Class S
2012	27,450	$11.65	to	$22.71	$349,367	0.41%	0.50%	to	2.35%	11.26%	to	13.37%
2011	31,078	$10.46	to	$20.14	$353,299	-	0.50%	to	2.35%	-3.14%	to	-1.33%
2010	34,369	$10.79	to	$20.50	$399,457	0.49%	0.50%	to	2.60%	26.91%	to	29.39%
2009	32,727	$8.49	to	$15.94	$297,130	0.12%	0.50%	to	2.35%	37.78%	to	40.23%
2008	34,217	$6.16	to	$11.41	$223,352	-	0.50%	to	2.45%	-39.19%	to	-38.22%
ING SmallCap Opportunities Portfolio - Class S
2012	5,427	$9.67	to	$21.16	$58,278	-	0.75%	to	2.35%	12.20%	to	14.02%
2011	6,239	$8.61	to	$18.60	$58,855	-	0.75%	to	2.35%	-1.79%	to	-0.20%
2010	7,156	$8.76	to	$18.69	$68,086	-	0.75%	to	2.35%	28.98%	to	31.14%
2009	8,154	$6.79	to	$14.29	$59,441	-	0.75%	to	2.35%	27.54%	to	29.65%
2008	9,121	$5.31	to	$11.04	$51,591	-	0.75%	to	2.45%	-36.17%	to	-35.11%
Legg Mason ClearBridge Variable Large Cap Value Portfolio - Class I
2012	8	$9.72	to	$9.81	$73	2.70%	1.25%	to	1.40%	14.76%	to	15.01%
2011	9	$8.47	to	$8.53	$75	2.61%	1.25%	to	1.40%	3.55%	to	3.65%
2010	10	$8.18	to	$8.23	$78	2.53%	1.25%	to	1.40%	7.92%	to	8.15%
2009	11	$7.58	to	$7.61	$80	1.31%	1.25%	to	1.40%	22.85%	to	22.94%
2008	12	$6.17	to	$6.19	$73	0.83%	1.25%	to	1.40%	-36.59%	to	-36.45%
Western Asset Variable High Income Portfolio
2012	3		$24.84		$65	7.35%		1.40%			16.18%
2011	3		$21.38		$71	8.39%		1.40%			0.99%
2010	3	$21.17	to	$21.68	$72	9.33%	1.25%	to	1.40%	14.99%	to	15.20%
2009	4	$18.41	to	$18.82	$78	12.40%	1.25%	to	1.40%	57.75%	to	57.89%
2008	4	$11.67	to	$11.92	$51	9.94%	1.25%	to	1.40%	-30.99%	to	-30.86%
Oppenheimer Main Street Small- & Mid-Cap Fund®/VA - Service Class
2012	69	$20.85	to	$21.84	$1,478	0.34%	0.75%	to	1.35%	16.09%	to	16.79%
2011	78	$17.96	to	$18.70	$1,442	0.42%	0.75%	to	1.35%	-3.70%	to	-3.11%
2010	97	$18.65	to	$19.30	$1,859	0.40%	0.75%	to	1.35%	21.42%	to	22.15%
2009	102	$15.36	to	$15.80	$1,600	0.50%	0.75%	to	1.35%	34.97%	to	35.86%
2008	71	$11.38	to	$11.63	$822	0.28%	0.75%	to	1.35%	-38.82%	to	-38.47%

143

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB		Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)		(lowest to highest)
PIMCO Real Return Portfolio - Administrative Class
2012	986	$14.65	to	$15.35	$14,814	1.06%	0.75%	to 1.35%	7.33%	to 7.95%
2011	929	$13.65	to	$14.22	$12,983	4.88%	0.75%	to 1.35%	10.17%	to 10.83%
2010	985	$12.39	to	$12.83	$12,463	1.47%	0.75%	to 1.35%	6.63%	to 7.27%
2009	949	$11.62	to	$11.96	$11,216	2.94%	0.75%	to 1.35%	16.78%	to 17.49%
2008	745	$9.95	to	$10.18	$7,515	4.22%	0.75%	to 1.35%	-8.29%	to -7.71%
Pioneer Equity Income VCT Portfolio - Class II
2012	801	$14.91	to	$17.11	$13,428	3.72%	0.75%	to 1.35%	8.45%	to 9.15%
2011	955	$13.71	to	$15.72	$14,738	2.01%	0.75%	to 1.35%	4.38%	to 5.03%
2010	1,063	$13.11	to	$15.01	$15,665	1.99%	0.75%	to 1.35%	17.62%	to 18.27%
2009	1,206	$11.12	to	$12.72	$15,029	3.01%	0.75%	to 1.35%	12.29%	to 13.04%
2008	1,213	$9.87	to	$11.28	$13,323	2.72%	0.75%	to 1.35%	-31.41%	to -30.97%
ProFund VP Bull
2012	1,228	$8.60	to	$10.95	$11,201	-	0.95%	to 2.25%	11.40%	to 12.82%
2011	1,471	$7.72	to	$10.92	$12,013	-	0.95%	to 2.25%	-2.28%	to -0.89%
2010	1,815	$7.90	to	$11.12	$15,111	0.12%	0.95%	to 2.25%	10.03%	to 11.48%
2009	2,036	$7.18	to	$10.05	$15,316	0.65%	0.95%	to 2.25%	21.49%	to 23.28%
2008	2,280	$5.91	to	$8.22	$14,046	-	0.95%	to 2.60%	-39.27%	to -38.28%
ProFund VP Europe 30
2012	713	$8.86	to	$10.33	$6,719	3.31%	0.95%	to 2.35%	13.85%	to 15.42%
2011	844	$7.77	to	$8.95	$6,949	1.04%	0.95%	to 2.35%	-10.98%	to -9.69%
2010	1,006	$8.72	to	$13.52	$9,261	1.57%	0.95%	to 2.35%	0.21%	to 1.64%
2009	1,144	$8.70	to	$13.41	$10,444	2.60%	0.95%	to 2.35%	29.26%	to 31.05%
2008	1,401	$6.72	to	$10.32	$9,835	2.06%	0.90%	to 2.35%	-45.34%	to -44.50%
ProFund VP Rising Rates Opportunity
2012	1,866	$2.61	to	$3.23	$5,177	-	0.95%	to 2.35%	-9.12%	to -8.01%
2011	1,897	$2.87	to	$3.55	$5,755	-	0.95%	to 2.35%	-38.96%	to -38.03%
2010	2,136	$4.70	to	$5.80	$10,541	-	0.95%	to 2.60%	-18.20%	to -16.72%
2009	2,393	$5.72	to	$7.07	$14,303	0.55%	0.95%	to 2.60%	28.82%	to 30.95%
2008	2,870	$4.43	to	$5.47	$13,199	5.38%	0.95%	to 2.60%	-39.61%	to -38.60%

144

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Invesco Van Kampen American Franchise Fund - Class I Shares
2012	1,688	$9.87	to	$9.96	$16,725	(e)	0.95%	to	2.35%		(e)
2011	(e)		(e)		(e)	(e)		(e)			(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
Wells Fargo Advantage VT Omega Growth Fund - Class 2
2012	82	$13.66	to	$13.94	$1,122	-	1.40%	to	2.20%	17.76%	to	18.74%
2011	106	$11.60	to	$11.74	$1,240	-	1.40%	to	2.20%	-7.64%	to	-6.90%
2010	118	$12.56	to	$12.61	$1,487	(c)	1.40%	to	2.20%		(c)
2009	(c)		(c)		(c)	(c)		(c)			(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
Wells Fargo Advantage VT Index Asset Allocation Fund - Class 2
2012	104	$11.92	to	$14.36	$1,443	1.37%	1.40%	to	2.20%	10.58%	to	11.40%
2011	164	$10.78	to	$12.89	$2,052	3.04%	1.40%	to	2.20%	4.15%	to	5.05%
2010	180	$10.35	to	$12.27	$2,156	1.73%	1.40%	to	2.20%	10.70%	to	11.65%
2009	187	$9.35	to	$10.99	$2,009	1.85%	1.40%	to	2.20%	12.92%	to	13.89%
2008	210	$8.28	to	$9.65	$1,989	2.43%	1.40%	to	2.20%	-30.65%	to	-30.12%
Wells Fargo Advantage VT Intrinsic Value Fund - Class 2
2012	60	$10.75	to	$13.05	$747	1.50%	1.65%	to	2.20%	16.85%	to	17.57%
2011	67	$9.20	to	$11.10	$721	0.52%	1.65%	to	2.20%	-4.37%	to	-3.81%
2010	72	$9.62	to	$11.54	$807	0.73%	1.65%	to	2.20%	11.34%	to	11.93%
2009	55	$8.64	to	$10.31	$555	1.85%	1.65%	to	2.20%	14.29%	to	14.94%
2008	60	$7.56	to	$8.97	$529	1.96%	1.65%	to	2.20%	-37.83%	to	-37.49%
Wells Fargo Advantage VT Small Cap Growth Fund - Class 2
2012	13	$15.09	to	$18.48	$233	-	1.40%	to	2.20%	5.45%	to	6.33%
2011	22	$14.31	to	$17.38	$361	-	1.40%	to	2.20%	-6.65%	to	-5.90%
2010	24	$15.33	to	$18.47	$436	-	1.40%	to	2.20%	23.93%	to	24.97%
2009	32	$12.37	to	$14.78	$464	-	1.40%	to	2.20%	49.40%	to	50.51%
2008	44	$8.28	to	$9.82	$419	-	1.40%	to	2.20%	-42.74%	to	-42.24%

145

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB		Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)		(lowest to highest)
Wells Fargo Advantage VT Total Return Bond Fund
2012	50	$13.26	to	$14.77	$712	1.54%	1.40%	to 2.20%	3.76%	to 4.60%
2011	62	$12.78	to	$14.12	$849	2.60%	1.40%	to 2.20%	5.97%	to 6.81%
2010	84	$12.06	to	$13.22	$1,075	3.34%	1.40%	to 2.20%	4.69%	to 5.51%
2009	89	$11.52	to	$12.53	$1,080	4.46%	1.40%	to 2.20%	9.51%	to 10.49%
2008	93	$10.52	to	$11.34	$1,029	4.95%	1.40%	to 2.20%	0.10%	to 0.89%

(a)	As investment Division had no investment until 2008, this data is not meaningful and is therefore not presented.
(b)	As investment Division had no investment until 2009, this data is not meaningful and is therefore not presented.
(c)	As investment Division had no investment until 2010, this data is not meaningful and is therefore not presented.
(d)	As investment Division had no investment until 2011, this data is not meaningful and is therefore not presented.
(e)	As investment Division had no investment until 2012, this data is not meaningful and is therefore not presented.
A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B	The Expense Ratio considers only the expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense, administrative, and other charges, as defined in the Charges and Fees note. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

146

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.)

Index to Financial Statements
Page
Report of Independent Registered Public Accounting Firm	C-2
Financial Statements:
Balance Sheets as of December 31, 2012 and 2011	C-3
Statements of Operations for the years ended
December 31, 2012, 2011 and 2010	C-5
Statements of Comprehensive Income for the years ended
December 31, 2012, 2011 and 2010	C-6
Statements of Changes in Shareholder's Equity for the years ended
December 31, 2012, 2011 and 2010	C-7
Statements of Cash Flows for the years ended
December 31, 2012, 2011 and 2010	C-8
Notes to Financial Statements	C-10

C-1

Report of Independent Registered Public Accounting Firm

The Board of Directors
ING USA Annuity and Life Insurance Company

We have audited the accompanying balance sheets of ING USA Annuity and Life Insurance Company as of December 31,
2012 and 2011, and the related statements of operations, comprehensive income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2012. These financial statements are the responsibility of the
Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).
Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the
Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ING
USA Annuity and Life Insurance Company at December 31, 2012 and 2011, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2012, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, the Company retrospectively changed its method of accounting for costs associated with acquiring or renewing insurance contracts. Additionally, as discussed in Note 1 to the financial statements, the
Company has elected to change its method of accounting for guaranteed minimum withdrawal benefits with life payouts riders, and has also elected to change its method of recognizing actuarial gains and losses related to its pension and post-retirement benefit plans.

/s/ Ernst & Young LLP

Atlanta, Georgia
March 27, 2013

                                                                                                        C-2

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Balance Sheets December 31, 2012 and 2011 (In millions, except share data)

	As of December 31,
	2012	2011
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $18,560.6 at 2012
and $20,062.4 at 2011)	$ 20,586.6	$ 21,400.7
Fixed maturities, at fair value using the fair value option	326.7	335.0
Equity securities, available-for-sale, at fair value (cost of $26.4 at 2012 and $26.7 at
2011)	29.8	27.7
Short-term investments	2,686.6	2,397.0
Mortgage loans on real estate, net of valuation allowance of $1.2 at 2012 and $1.5 at
2011	2,835.0	3,137.3
Policy loans	101.8	112.0
Loan - Dutch State obligation	—	658.2
Limited partnerships/corporations	166.9	305.4
Derivatives	1,381.3	1,609.1
Other investments	80.7	82.2
Securities pledged (amortized cost of $684.7 at 2012 and $965.0 at 2011)	714.0	1,012.8
Total investments	28,909.4	31,077.4
Cash and cash equivalents	295.6	121.2
Short-term investments under securities loan agreement, including collateral delivered	138.9	248.3
Accrued investment income	208.7	233.3
Receivable for securities sold	7.5	32.4
Premium receivable	30.9	28.2
Deposits and reinsurance recoverable	4,014.7	4,068.6
Deferred policy acquisition costs, Value of business acquired and Sales inducements to
contract owners	3,738.2	4,396.5
Short-term loan to affiliate	—	535.9
Due from affiliates	37.0	363.5
Current income tax recoverable from Parent	—	204.0
Deferred income taxes	—	38.6
Other assets	370.0	394.6
Assets held in separate accounts	39,799.1	39,356.9
Total assets	$ 77,550.0	$ 81,099.4

                                              The accompanying notes are an integral part of these Financial Statements.

                                                                                                              C-3

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Balance Sheets December 31, 2012 and 2011 (In millions, except share data)

	As of December 31,
	2012	2011

Liabilities and Shareholder’s Equity
Future policy benefits and contract owner account balances	$ 27,094.2	$ 29,708.3
Payable for securities purchased	0.2	0.4
Payables under securities loan agreement, including collateral held	905.5	1,069.4
Long-term debt	435.0	435.0
Due to affiliates	64.1	128.9
Funds held under reinsurance treaties with affiliates	4,082.9	5,456.4
Derivatives	798.6	604.9
Current income tax payable to Parent	22.6	—
Deferred income taxes	32.9	—
Other liabilities	182.8	203.1
Liabilities related to separate accounts	39,799.1	39,356.9
Total liabilities	73,417.9	76,963.3

Shareholder’s equity:
Common stock (250,000 shares authorized, issued and outstanding; $10 per share
value)	2.5	2.5
Additional paid-in capital	5,755.5	5,971.6
Accumulated other comprehensive income (loss)	634.2	245.1
Retained earnings (deficit)	(2,260.1)	(2,083.1)
Total shareholder’s equity	4,132.1	4,136.1
Total liabilities and shareholder’s equity	$ 77,550.0	$ 81,099.4

                                      The accompanying notes are an integral part of these Financial Statements.

                                                                                                   C-4

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Statements of Operations For the Years Ended December 31, 2012, 2011 and 2010 (In millions)

	Years Ended December 31,
	2012	2011	2010
Revenues:
Net investment income	$ 1,285.5	$ 1,409.3	$ 1,356.4
Fee income	810.9	871.5	880.1
Premiums	459.0	456.2	280.6
Net realized capital gains (losses):
Total other-than-temporary impairments	(27.9)	(201.5)	(300.1)
Less: Portion of other-than-temporary impairments recognized in
Other comprehensive income (loss)	(9.4)	(21.1)	(105.7)
Net other-than-temporary impairments recognized in earnings	(18.5)	(180.4)	(194.4)
Other net realized capital gains (losses)	(1,355.6)	(776.6)	(723.2)
Total net realized capital gains (losses)	(1,374.1)	(957.0)	(917.6)
Other revenue	34.7	54.2	61.5
Total revenues	1,216.0	1,834.2	1,661.0
Benefits and expenses:
Interest credited and other benefits to contract owners	364.5	2,227.1	654.9
Operating expenses	444.3	447.3	453.5
Net amortization of deferred policy acquisition costs and value of
business acquired	343.7	(904.4)	418.3
Interest expense	30.9	31.7	32.1
Other expense	27.3	11.7	38.9
Total benefits and expenses	1,210.7	1,813.4	1,597.7
Income (loss) before income taxes	5.3	20.8	63.3
Income tax expense (benefit)	182.3	(131.3)	(42.1)
Net income (loss)	$ (177.0)	$ 152.1	$ 105.4

                                       The accompanying notes are an integral part of these Financial Statements.

                                                                                                     C-5

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Statements of Comprehensive Income
For the Years Ended December 31, 2012, 2011 and 2010
(In millions)

	Years Ended December 31,
	2012	2011	2010
Net income (loss)	$ (177.0)	$152.1	$105.4
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities	514.6	(11.6)	785.3
Other-than-temporary impairments	12.7	29.0	(6.9)
Pension and other post-employment benefit liability	(0.2)	—	(0.2)
Other comprehensive income (loss), before tax	527.1	17.4	778.2
Income tax benefit (expense) related to items of other
comprehensive income (loss)	(138.0)	72.9	(99.3)
Other comprehensive income (loss), after tax	389.1	90.3	678.9
Comprehensive income (loss)	$212.1	$242.4	$784.3

                                             The accompanying notes are an integral part of these Financial Statements.

                                                                                                             C-6

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Statements of Changes in Shareholder’s Equity
For the Years Ended December 31, 2012, 2011 and 2010
(In millions)

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Deficit)	Total Shareholder's Equity
Balance at January 1, 2010 - Before change in
method	$ 2.5	$ 5,172.7	$ (532.5)	$ (1,902.6)	$ 2,740.1
Cumulative effect of changes in accounting:
Deferred policy acquisition costs	—	—	8.0	(419.8)	(411.8)
Fair value for Guaranteed Minimum
Withdrawal Benefits for Life	—	—	(4.2)	(13.6)	(17.8)
Actuarial gains (losses) for pension and post-
retirement benefit plans	—	—	4.6	(4.6)	—
Balance at January 1, 2010 - As reported	2.5	5,172.7	(524.1)	(2,340.6)	2,310.5
Comprehensive income (loss):
Net income (loss)	—	—	—	105.4	105.4
Other comprehensive income (loss), after tax	—	—	678.9	—	678.9
Total comprehensive income (loss)					784.3
Contribution of capital	—	749.0	—	—	749.0
Balance at December 31, 2010	$ 2.5	$ 5,921.7	$ 154.8	$ (2,235.2)	$ 3,843.8
Comprehensive income (loss):
Net income (loss)	—	—	—	152.1	152.1
Other comprehensive income (loss), after tax	—	—	90.3	—	90.3
Total comprehensive income (loss)					242.4
Contribution of capital	—	44.0	—	—	44.0
Employee related benefits	—	5.9	—	—	5.9
Balance at December 31, 2011	$ 2.5	$ 5,971.6	$ 245.1	$ (2,083.1)	$ 4,136.1
Comprehensive income (loss):
Net income (loss)	—	—	—	(177.0)	(177.0)
Other comprehensive income (loss), after tax	—	—	389.1		389.1
Total comprehensive income (loss)					212.1
Distribution of capital	—	(250.0)	—	—	(250.0)
Employee related benefits	—	33.9	—	—	33.9
Balance at December 31, 2012	$ 2.5	$ 5,755.5	$ 634.2	$ (2,260.1)	$ 4,132.1

                                                           The accompanying notes are an integral part of these Financial Statements.

                                                                                                                        C-7

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Statements of Cash Flows For the Years Ended December 31, 2012, 2011 and 2010 (In millions)
	Years Ended December 31,
	2012	2011	2010
Cash Flows from Operating Activities:
Net income (loss)	$ (177.0)	$ 152.1	$ 105.4
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value of
business acquired and sales inducements	(137.6)	(159.1)	(218.1)
Net amortization of deferred policy acquisition costs, value of
business acquired and sales inducements	646.9	(1,366.2)	500.3
Net accretion/amortization of discount/premium	50.1	65.7	44.1
Future policy benefits, claims reserves and interest credited	575.8	1,461.6	963.7
Deferred income tax (benefit) expense	(66.5)	64.5	(665.0)
Net realized capital (gains) losses	1,374.1	957.0	917.6
Change in:
Accrued investment income	24.6	0.1	(46.1)
Reinsurance recoverable	(37.8)	(728.1)	(290.2)
Other receivables and asset accruals	0.4	44.5	15.9
Other reinsurance asset	21.5	(0.5)	17.7
Due to/from affiliates	261.7	(262.1)	721.3
Income tax recoverable	226.6	(283.2)	10.2
Other payables and accruals	(1,393.8)	1,909.7	205.7
Employee share-based payments	33.9	5.9	0.6
Other, net	12.8	(10.7)	(9.8)
Net cash provided by operating activities	1,415.7	1,851.2	2,273.3
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	$ 6,606.1	$ 5,400.7	$ 8,028.5
Equity securities, available-for-sale	2.7	38.8	66.8
Mortgage loans on real estate	687.2	678.4	714.7
Limited partnerships/corporations	153.3	38.9	23.0
Acquisition of:
Fixed maturities	(4,757.0)	(5,483.6)	(10,791.6)
Equity securities, available-for-sale	(2.6)	(5.7)	(58.4)
Mortgage loans on real estate	(384.7)	(853.6)	(278.6)
Limited partnerships/corporations	(25.9)	(39.4)	(57.1)
Derivatives, net	(1,232.4)	(511.9)	(740.1)
Short-term investments, net	(285.7)	(1,458.0)	1,104.7
Loan-Dutch State obligation, net	651.5	185.7	182.1
Policy loans, net	10.2	10.1	9.5
Collateral (delivered) received	(54.5)	763.2	25.8
Other, net	(0.1)	(1.3)	2.0
Net cash provided by (used in) investing activities	1,368.1	(1,237.7)	(1,768.7)

                                                  The accompanying notes are an integral part of these Financial Statements.

                                                                                                                       C-8

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Statements of Cash Flows For the Years Ended December 31, 2012, 2011 and 2010 (In millions)
	Years Ended December 31,
	2012	2011	2010
Cash Flows from Financing Activities:
Deposits received for investment contracts	6,651.8	6,363.2	3,549.4
Maturities and withdrawals from investment contracts	(9,638.8)	(7,170.1)	(4,571.3)
Reinsurance recoverable on investment contracts	91.7	(81.4)	7.3
Short-term repayments of repurchase agreements, net	—	—	(311.1)
Return of capital distribution	(250.0)	—	—
Short-term loans to affiliates, net	535.9	280.5	103.5
Capital contribution from parent	—	44.0	749.0
Net cash used in financing activities	(2,609.4)	(563.8)	(473.2)
Net increase in cash and cash equivalents	174.4	49.7	31.4
Cash and cash equivalents, beginning of year	121.2	71.5	40.1
Cash and cash equivalents, end of year	$ 295.6	$ 121.2	$ 71.5
Supplemental cash flow information:
Income taxes paid, net	$ 40.0	$ 87.1	$ 614.0
Interest paid	28.2	28.8	29.1

                                                      The accompanying notes are an integral part of these Financial Statements.

                                                                                                           C-9

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

1. Business, Basis of Presentation and Significant Accounting Policies

Business

ING USA Annuity and Life Insurance Company ("ING USA" or "the Company") is a stock life insurance company domiciled in the State of Iowa and provides financial products and services in the United States. ING USA is authorized to conduct its insurance business in all states, except New York, and in the District of Columbia.

ING USA is a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc. ("Lion" or "Parent"), which is a direct, wholly owned subsidiary of ING U.S., Inc. ING U.S., Inc. is a wholly owned subsidiary of ING Insurance International B.V., which is a wholly owned subsidiary of ING Verzekeringen N.V. ("ING Insurance"), which is a wholly owned subsidiary of
ING Insurance Topholding N.V., which is a wholly owned subsidiary of ING Groep N.V. ("ING Group" or "ING"), the ultimate parent company. ING is a global financial services holding company based in The Netherlands, with American
Depository Shares listed on the New York Stock Exchange under the symbol "ING."

ING has announced the anticipated separation of its global banking and insurance businesses. While all options for effecting this separation remain open, ING has announced that the base case for this separation includes an initial public offering ("IPO")
of ING U.S., Inc., which together with its subsidiaries, constitutes ING's U.S.-based retirement, investment management, and insurance operations. ING U.S., Inc. filed a registration statement on Form S-1 with the U.S. Securities and Exchange
Commission ("SEC") on November 9, 2012, which was amended on January 23, 2013 and March 19, 2013, in connection with the proposed IPO of its common stock.

The Company offers various insurance products, including immediate and deferred fixed annuities. The Company's fixed annuity products are distributed by national and regional brokerage and securities firms, independent broker-dealers, banks, life insurance companies with captive agency sales forces, independent insurance agents, independent marketing organizations and affiliated broker-dealers. The Company's primary annuity customers are individual consumers. The Company ceased new sales of retail variable annuity products in March of 2010, as part of a global business strategy and risk reduction plan. New amounts will continue to be deposited on ING USA variable annuities as add-on premiums to existing contracts.

The Company has historically issued guaranteed investment contracts and funding agreements (collectively referred to as
"GICs"), primarily to institutional investors and corporate benefit plans. In 2009, the Company made a strategic decision to run-off the assets and liabilities in the GIC business over time. New GIC contracts may be issued on a limited basis to replace maturing contracts.

The Company has one operating segment.

Basis of Presentation

The accompanying Financial Statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP").

Certain reclassifications have been made to prior year financial information to conform to the current year classifications, including the presentation of changes in fair value of embedded derivatives within annuity products and the presentation of market value adjustment items in order to align with the presentation of the Consolidated Financial Statements of ING U.S.,
Inc. For the years ended December 31, 2011 and 2010, respectively, reclassifications decreased Fee income by $207.9 and
$211.2, decreased Other net realized capital gains (losses) by $1.7 billion and $111.9, increased Other revenue by $53.5 and
$61.5, and decreased Interest credited and other benefits to contact owners by $1.9 billion and $260.4, in the Statements of
Operations. Such reclassifications had no impact on Shareholder's equity or Net income (loss).

                                                                                        C-10

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Accounting Changes

Future Policy Benefits and Contract Owner Accounts

As of January 1, 2012, the Company voluntarily changed to fair value accounting for the guaranteed minimum withdrawal benefits with life payouts (“GMWBL”) riders as a retrospective change in accounting principle. Under fair value accounting,
GMWBLs are considered embedded derivatives, which are measured at estimated fair value separately from the host annuity contract. Changes in estimated fair value are reported in Other net realized capital gains (losses) in the Statements of
Operations. Previously, GMWBLs were accounted for by estimating the value of expected benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The new accounting method is preferable, as it provides more useful financial reporting information to financial statement users and fair value is more closely aligned with the underlying economics of the guarantee.

The cumulative effect of this change as of January 1, 2010, is a decrease to Accumulated other comprehensive income (loss)
and to Retained earnings of $(4.2) and $(13.6), respectively, net of other related impacts of DAC, other intangible assets, and taxes.

Deferred Policy Acquisition Costs

In October 2010, the FASB issued ASU 2010-26, “Financial Services - Insurance (ASC Topic 944): Accounting for Costs
Associated with Acquiring or Renewing Insurance Contracts” (“ASU 2010-26”), which clarifies what costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Costs that should be capitalized include (1) incremental direct costs of successful contract acquisition and (2) certain costs related directly to successful acquisition activities
(underwriting, policy issuance and processing, medical and inspection, and sales force contract selling) performed by the insurer for the contract. Advertising costs should be included in deferred acquisition costs only if the capitalization criteria in the U.S. GAAP direct-response advertising guidance are met. All other acquisition-related costs should be charged to expense as incurred.

The provisions of ASU 2010-26 were adopted retrospectively by the Company on January 1, 2012. As a result of implementing ASU 2010-26, the Company recognized a cumulative effect of change in accounting principle of $419.8, net of income taxes of $226.0, as a reduction to January 1, 2010 Retained earnings (deficit). In addition, the Company recognized a
$8.0 increase to Accumulated other comprehensive income (“AOCI”).

Employee Benefit Plans

As of January 1, 2012, the Company voluntarily changed its method of recognizing actuarial gains and losses related to its pension and post-retirement benefit plans. Previously, actuarial gains and losses were recognized in Accumulated other comprehensive income and, to the extent outside a corridor, amortized into operating results over the average remaining service period of active plan participants or the average remaining life expectancy of inactive plan participants, as applicable. The
Company has elected to immediately recognize actuarial gains and losses in the Statements of Operations in the year in which the gains and losses occur. The new accounting method is preferable, as it eliminates the delay in recognition of actuarial gains and losses. These gains and losses are generally only measured annually as of December 31 and, accordingly, will generally be recorded during the fourth quarter.

The Company's change in accounting methodology has been applied retrospectively. The cumulative effect of this change as of
January 1, 2010, is a decrease to Retained earnings, with a corresponding increase to Accumulated other comprehensive income, of $4.6, net of tax.

                                                                                                  C-11

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The impacts of the accounting changes to the Balance Sheet as of December 31, 2012 and 2011, and to the Statements of
Operations for the years ended December 31, 2012, 2011 and 2010, were as follows:

	2012
	Before Change in Method		Effect of GMWBL Change	Effect of Pension Change	As Reported
Balance Sheet:
Deferred policy acquisition costs, Value of business acquired
and Sales inducements to contract owners	$ 2,725.5		$ 1,012.7	$ —	$ 3,738.2
Deferred income taxes	141.8		(174.7)	—	(32.9	) (1)
Future policy benefits and claims reserves	25,582.5		1,511.7	—	27,094.2
Accumulated other comprehensive income (loss)	810.9		(179.6)	2.9	634.2
Retained earnings (deficit)	(2,112.4)		(144.8)	(2.9)	(2,260.1)

Statement of Operations:
Other net realized capital gains (losses)	(1,581.9)		226.3	—	(1,355.6)
Operating expenses	444.8		—	(0.5)	444.3
Net amortization of deferred policy acquisition costs and
value of business acquired	536.7		(193.0)	—	343.7
Income tax expense (benefit)	170.4		11.7	0.2	182.3
Net income (loss)	(198.9)		21.6	0.3	(177.0)
(1) Reflects a deferred tax liability

	2011
	Before Change in Method	Effect of GMWBL Change	Effect of Pension Change	Other Changes(1)	As Reported
Balance Sheet:
Deferred policy acquisition costs, Value of business
acquired and Sales inducements to contract owners	$ 3,974.9	$1,037.6	$ —	$ (616.0)	$ 4,396.5
Other assets	385.8	—	—	8.8	394.6
Future policy benefits and claims reserves	27,970.2	1,738.1	—	—	29,708.3
Deferred income taxes	418.9	(245.1)	—	(212.4)	(38.6	) (2)
Accumulated other comprehensive income (loss)	435.2	(288.9)	3.2	95.6	245.1
Retained earnings (deficit)	(1,423.3	) (166.4)	(3.2)	(490.2)	(2,083.1)

Statement of Operations:
Fee income	$ 1,079.4	$ —	$ —	$ (207.9)	$ 871.5
Other net realized capital gains (losses)	922.5	—	—	(1,699.1)	(776.6)
Other revenue	0.7	—	—	53.5	54.2
Interest credited and other benefits to contract
owners	3,044.9	1,035.8	—	(1,853.6)	2,227.1
Operating expenses	437.1	—	(0.9)	11.1	447.3
Net amortization of deferred policy acquisition costs
and value of business acquired	(236.5)	(804.1)	—	136.2	(904.4)
Other expense	11.4	—	—	0.3	11.7
Income tax expense (benefit)	1.1	(81.1)	0.3	(51.6)	(131.3)
Net income (loss)	398.0	(150.7)	0.6	(95.8)	152.1
(1) See reclassifications in Basis of Presentation and Accounting Changes above.
(2) Reflects a deferred income tax asset.

                                                                                                                    C-12

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

			2010
	Change Before in Method	GMWBL Effect of Change	Effect Pension of Change	Other Changes(1)	As Reported
Statement of Operations:
Fee income	$ 1,091.3	$ —	$ —	$ (211.2) $	880.1
Other net realized capital gains (losses)	(611.3)	—	—	(111.9)	(723.2)
Other revenue	—	—	—	61.5	61.5
Interest credited and other benefits to contract
owners	985.0	(69.7)	—	(260.4)	654.9
Operating expenses	428.4	—	(1.2)	26.3	453.5
Net amortization of deferred policy acquisition
costs and value of business acquired	411.6	73.2	—	(66.5)	418.3
Other expense	39.3	—	—	(0.4)	38.9
Income tax expense (benefit)	(55.1)	(1.2)	0.4	13.8	(42.1)
Net income (loss)	81.3	(2.3)	0.8	25.6	105.4
(1) See reclassifications in Basis of Presentation above and Accounting Changes above.

Significant Accounting Policies

Estimates and Assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Financial Statements and the reported amounts of revenues and expenses during the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates.

The Company has identified the following accounts and policies as the most significant in that they involve a higher degree of judgment, are subject to a significant degree of variability, and/or contain significant accounting estimates:

Reserves for future policy benefits, valuation and amortization of deferred policy acquisition costs ("DAC"), value of business acquired ("VOBA") and deferred sales inducements ("DSI"), valuation of investments and derivatives, impairments, income taxes and contingencies.

Fair Value Measurement

The Company measures the fair value of its financial assets and liabilities based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset, or nonperformance risk, which is the risk the Company will not fulfill its obligation. The estimate of an exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability ("exit price") in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability. The Company utilizes a number of valuation sources to determine the fair values of its financial assets and liabilities, including quoted market prices, third-party commercial pricing services, third-party brokers, industry-standard, vendor-provided software that models the value based on market observable inputs, and other internal modeling techniques based on projected cash flows.

Investments

The accounting policies for the Company's principal investments are as follows:

Fixed Maturities and Equity Securities: The Company's fixed maturities and equity securities are currently designated as available-for-sale, except those accounted for using the fair value option ("FVO"). Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Accumulated other comprehensive

                                                                                              C-13

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

income (loss) ("AOCI") and presented net of related changes in DAC, VOBA, DSI and deferred income taxes. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Balance Sheets.

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Statements of Operations. Certain collateralized mortgage obligations ("CMOs"), primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Statements of Operations.

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date.
Purchases and sales of private placements and mortgage loans are recorded on the closing date. Investment gains and losses on sales of securities are generally determined on a first-in-first-out ("FIFO") basis.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Such dividends and interest income are recorded in Net investment income in the Statements of Operations.

Included within fixed maturities are loan-backed securities, including residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed securities ("MBS") and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers and based on management's knowledge of the current market. For prepayment-sensitive securities such as interest-only, principal-only strips, inverse floaters and credit-sensitive
MBS and ABS securities, which represent beneficial interest in securitized financial assets that are not of high credit quality or that have been credit impaired, the effective yield is recalculated on a prospective basis. For all other MBS and ABS, the effective yield is recalculated on a retrospective basis.

Short-term Investments: Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase. These investments are stated at fair value.

Assets Held in Separate Accounts: Assets held in separate accounts are reported at the fair values of the underlying investments in the separate accounts. The underlying investments include mutual funds, short-term investments, cash and fixed maturities.

Mortgage Loans on Real Estate: The Company's mortgage loans on real estate are all commercial mortgage loans, which are reported at amortized cost, less impairment write-downs and allowance for losses. If a mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lower of either the present value of expected cash flows from the loan discounted at the loan's original purchase yield or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Other net realized capital gains (losses) in the Statements of Operations.
Property obtained from foreclosed mortgage loans is recorded in Other investments on the Balance Sheets.

Mortgage loans are evaluated by the Company's investment professionals, including an appraisal of loan-specific credit quality, property characteristics, and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. The Company's review includes submitted appraisals, operating statements, rent revenues, and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt.

Mortgages are rated for the purpose of quantifying the level of risk. Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest.
The Company defines delinquent mortgage loans consistent with industry practice as 60 days past due.

The Company's policy is to recognize interest income until a loan becomes 90 days delinquent or foreclosure proceedings are commenced, at which point interest accrual is discontinued. Interest accrual is not resumed until the loan is brought current.

                                                                                                C-14

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company records an allowance for probable losses incurred on non-impaired loans on an aggregate basis, rather than specifically identified probable losses incurred by individual loan.

Loan - Dutch State Obligation: The reported value of the State of The Netherlands (the "Dutch State") loan obligation was based on the outstanding loan balance, plus any unamortized premium. This loan obligation was sold to a related party in
November 2012.

Policy Loans: Policy loans are carried at an amount equal to the unpaid balance. Interest income on such loans is recorded as earned in Net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are collateralized by the cash surrender value of the associated insurance contracts. Any unpaid principal or interest on the loan is deducted from the account value or the death benefit prior to settlement of the policy.

Limited Partnerships/Corporations: The Company uses the equity method of accounting for investments in limited partnership interests which consists primarily of private equities and hedge funds. The Company records its share of earnings using a lag methodology, relying upon the most recent financial information available, generally not to exceed three months. The
Company's equity in earnings from limited partnership interests accounted for under the equity method is recorded in Net investment income.

Other Investments: Other investments are comprised primarily of Federal Home Loan Bank ("FHLB") stock and property obtained from foreclosed mortgage loans, as well as other miscellaneous investments. The Company is a member of the FHLB system and is required to own a certain amount of stock based on the level of borrowings and other factors, the Company may invest in additional amounts. FHLB stock is carried at cost, classified as a restricted security and periodically evaluated for impairment based on ultimate recovery of par value.

Securities Lending: The Company engages in securities lending whereby certain domestic securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned securities. For portions of the program, the lending agent retains 5% of the collateral deposited by the borrower and transfers the remaining 95% to the Company. For other portions of the program, the lending agent retains the cash collateral. Collateral retained by the agent is invested in liquid assets on behalf of the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Other-than-temporary Impairments

The Company periodically evaluates its available-for-sale investments to determine whether there has been an other-than-
temporary decline in fair value below the amortized cost basis. Factors considered in this analysis include, but are not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer's financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes and changes in ratings of the security. An extended and severe unrealized loss position on a fixed maturity may not have any impact on: (a) the ability of the issuer to service all scheduled interest and principal payments and (b) the evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for certain equity securities, the Company gives greater weight and consideration to a decline in market value and the likelihood such market value decline will recover.

When assessing the Company's intent to sell a security or if it is more likely than not it will be required to sell a security before recovery of its amortized cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow or capital needs.

When the Company has determined it has the intent to sell or if it is more likely than not that the Company will be required to sell a security before recovery of its amortized cost basis and the fair value has declined below amortized cost ("intent impairment"), the individual security is written down from amortized cost to fair value and a corresponding charge is recorded in Net realized capital gains (losses) in the Statements of Operations as an other-than-temporary impairment ("OTTI"). If the
Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-

                                                                                                       C-15

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease in cash flows expected to be collected ("credit impairment") and the amount related to other factors
("noncredit impairment"). The credit impairment is recorded in Net realized capital gains (losses) in the Statements of
Operations. The noncredit impairment is recorded in Other comprehensive income (loss).

The Company uses the following methodology and significant inputs to determine the amount of the OTTI credit loss:

■	The Company performs a discounted cash flow analysis comparing the current amortized cost of a security to the present value of future cash flows expected to be received including estimated defaults and prepayments. The discount rate is generally the effective interest rate of the fixed maturity prior to impairment.
■	When determining collectability and the period over which the value is expected to recover, the Company applies the same considerations utilized in its overall impairment evaluation process, which incorporates information regarding the specific security, the industry and geographic area in which the issuer operates and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from the Company's best estimates of likely scenario-based outcomes, after giving consideration to a variety of variables that includes, but is not limited to:
general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.
■	Additional considerations are made when assessing the unique features that apply to certain structured securities such as subprime, Alt-A, non-agency, RMBS, CMBS and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; loan-to-value ratios; debt service coverage ratios; current and forecasted loss severity; and the payment priority within the tranche structure of the security.
■	When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, the Company considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process, which incorporates available information and the Company's best estimate of scenarios-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates and the overall macroeconomic conditions.

In periods subsequent to the recognition of the credit related impairment components of OTTI on a fixed maturity, the
Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment.
Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity in a prospective manner based on the amount and timing of estimated future cash flows.

Derivatives

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement.

The Company enters into interest rate, equity market, credit default and currency contracts, including swaps, futures, forwards, caps, floors and options, to reduce and manage various risks associated with changes in value, yield, price, cash flow, or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index, or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Open derivative contracts are reported as Derivatives assets or liabilities on the Balance
Sheets at fair value. Changes in the fair value of derivatives are recorded in Net realized capital gains (losses) in the Statements of Operations.

                                                                                                 C-16

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (a)
a hedge of the exposure to changes in the estimated fair value of a recognized asset or liability or an identified portion thereof that is attributable to a particular risk ("fair value hedge") or (b) a hedge of a forecasted transaction or of the variability of cash flows that is attributable to interest rate risk to be received or paid related to a recognized asset or liability ("cash flow hedge").
In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.
  Fair Value Hedge: For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument as well as the hedged item, to the extent of the risk being hedged, are recognized in Other net realized capital gains (losses).
  Cash Flow Hedge: For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion
  of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into   earnings in the
  same periods during which the hedged transaction impacts earnings in the same line item associated   with the forecasted
  transaction. The ineffective portion of the derivative's change in value, if any, along with any of   the derivative's change
  in value that is excluded from the assessment of hedge effectiveness, are recorded in Other net   realized capital gains
  (losses).

When hedge accounting is discontinued because it is determined that the derivative is no longer expected to be highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the
Balance Sheets at its estimated fair value, with subsequent changes in estimated fair value recognized immediately in Other net realized capital gains (losses). The carrying value of the hedged asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in Other comprehensive income (loss) related to discontinued cash flow hedges are released into the Statements of Operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the Balance Sheets at its estimated fair value, with changes in estimated fair value recognized currently in Other net realized capital gains (losses). Derivative gains and losses recorded in Other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in Other net realized capital gains (losses).

If the Company's current debt and claims paying ratings were downgraded in the future, the terms in the Company's derivative agreements may be triggered, which could negatively impact overall liquidity. For the majority of the Company's counterparties, there is a termination event should the Company's long-term debt ratings drop below BBB+/Baal.

The Company also has investments in certain fixed maturities and has issued certain annuity products, that contain embedded derivatives whose fair value is at least partially determined by levels of or changes in domestic and/or foreign interest rates
(short-term or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads. Embedded derivatives within fixed maturities are included with the host contract on the Balance Sheets and changes in fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Statements of Operations. Embedded derivatives within certain annuity products are included in Future policy benefits and contract owner account balances on the Balance
Sheets and changes in the fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the
Statements of Operations.

In addition, the Company has entered into two coinsurance with funds withheld arrangements that contains an embedded derivative, the fair value of which is based on the change in the fair value of the underlying assets held in trust. The embedded derivative within the coinsurance funds withheld arrangement is included in Funds held under reinsurance treaties with affiliates on the Balance Sheets and changes in the fair value are recorded in Interest credited and other benefits to contract owners in the Statements of Operations.

                                                                                           C-17

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Cash and cash equivalents are stated at fair value.

DAC and VOBA

DAC represents policy acquisition costs that have been capitalized and are subject to amortization and interest. Capitalized costs are incremental, direct costs of contract acquisition, as well as certain costs related directly to successful acquisition activities. Such costs consist principally of certain commissions, underwriting, sales and contract issuance and processing expenses directly related to the successful acquisition of new and renewal business. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. VOBA represents the outstanding value of in force business acquired and is subject to amortization and interest. The value is based on the present value of estimated net cash flows embedded in the insurance contracts at the time of the acquisition and increased for subsequent deferrable expenses on purchased policies.

Amortization Methodologies
The Company amortizes DAC and VOBA related to universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in relation to the emergence of estimated gross profits. Assumptions as to mortality, persistency, interest crediting rates, returns associated with separate account performance, impact of hedge performance, expenses to administer the business and certain economic variables, such as inflation, are based on the Company's experience and overall capital markets. At each valuation date, estimated gross profits are updated with actual gross profits and the assumptions underlying future estimated gross profits are evaluated for continued reasonableness. Adjustments to estimated gross profits require that amortization rates be revised retroactively to the date of the contract issuance ("unlocking").

The Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and
VOBA balances each period. DAC and VOBA are deemed to be recoverable if the estimated gross profits exceed these balances.

Assumptions
Changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates. Amortization of
DSI on these products are also impacted by changes in assumptions (see Sales Inducements below).

Several assumptions are considered significant in the estimation of future gross profits associated with variable products. One significant assumption is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. The Company's practice assumes that intermediate-term appreciation in equity markets reverts to the long-term appreciation in equity markets
("reversion to the mean"). The Company monitors market events and only changes the assumption when sustained deviations are expected. This methodology incorporates a 9% long-term equity return assumption, a 14% cap and a five-year lookforward period. The reversion to the mean methodology was implemented prospectively on January 1, 2011.

Prior to January 1, 2011, the Company utilized a static long-term equity return assumption for projecting account balance growth in all future years. This return assumption was reviewed annually or more frequently, if deemed necessary. Actual returns that were higher than long-term expectations produced higher contract owner account balances, which increased future fee expectations and decreased future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected gross profits. The opposite result occurred when returns were lower than long-term expectations.

Other significant assumptions include estimated policyholder behavior assumptions, such as surrender, lapse and annuitization rates. Estimated gross profits of variable annuity contracts are sensitive to these assumptions.

Contract owners may periodically exchange one contract for another, or make modifications to an existing contract. These transactions are identified as internal replacements. Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the

                                                                                          C-18

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts. Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of deferred policy acquisition costs and value of business acquired in the Statements of Operations.

Sales Inducements

DSI represent benefits paid to contract owners for a specified period that are incremental to the amounts the Company credits on similar contracts and are higher than the contract's expected ongoing crediting rates for periods after the inducement. The
Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in Interest credited and other benefits to contract owners on the Statements of Operations. Each year, or more frequently if circumstances indicate a potentially significant recoverability issue exists, the Company reviews DSI to determine the recoverability of these balances.

Future Policy Benefits and Contract Owner Account Balances

Future Policy Benefits
The Company establishes and carries actuarially-determined reserves that are calculated to meet its future obligations.
Reserves also include estimates of unpaid claims as well as claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date. The principal assumptions used to establish liabilities for future policy benefits are based upon Company experience and periodically reviewed against industry standards. These assumptions include mortality, morbidity, policy lapse, contract renewal, payment of subsequent premiums or deposits by the contract owner, retirement, investment returns, inflation, benefit utilization and expenses. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

Reserves for individual and group life insurance contracts (mainly term insurance, non-participating whole life insurance, and traditional group life insurance) and accident and health insurance represent the present value of future benefits to be paid to or on behalf of contract owners and related expenses, less the present value of future net premiums. Assumptions as to interest rates, mortality, expenses, and persistency are based upon the Company's estimates of anticipated experience at the period the policy is sold or acquired, including a provision for adverse deviation. Interest rates used to calculate the present value of these reserves ranged from 3.5% to 6.25%.

Reserves for payout contracts with life contingencies are equal to the present value of expected future payments.
Assumptions as to interest rates, mortality, and expenses are based upon the Company's experience at the period the policy is sold or acquired, including a provision for adverse deviation. Such assumptions generally vary by annuity plan type, year of issue, and policy duration. Interest rates used to calculate the present value of future benefits ranged from 3.0% to 7.50%.

Although assumptions are "locked-in" upon the issuance of traditional life insurance and immediate annuities with life contingent payout benefits, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are determined based on best estimate assumptions that exist at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.

Contract Owner Account Balances
Contract owner account balances relate to investment-type contracts, such as guaranteed investment contracts and funding agreements (collectively referred to as "GICs"), universal life-type contracts and fixed-indexed annuity ("FIA") contracts.

  Account balances for GICs are calculated using the amount deposited with the Company, less withdrawals, plus interest
  accrued to the ending valuation date. Interest on these contracts is accrued by a predetermined index, plus a   spread or a
  fixed rate, established at the issue date of the contract.
  Account balances for fixed annuities and payout contracts without life contingencies are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon. Credited interest rates vary by product and ranged up to
  8.0% for the years 2012, 2011 and 2010. Account balances for group immediate annuities without life contingent payouts are equal to the discounted value of the payment at the implied break-even rate.

                                                                                       C-19

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

  Account balances for universal life-type contracts are equal to cumulative deposits, less charges and withdrawals and account values released upon death, plus credited interest thereon.
  For FIAs, the aggregate initial liability is equal to the deposit received, plus a bonus, if applicable, and is split into a host
  component and an embedded derivative component. Thereafter, the host liability accumulates at a set interest rate   and
  the embedded derivative liability is recognized at fair value.

Guarantees and Additional Reserves
The Company calculates additional reserve liabilities for certain universal life products and certain variable annuity guaranteed benefits. The additional reserve for such products recognizes the portion of contract assessments received in early years used to compensate the Company for benefits provided in later years.

The Company also calculates a benefit ratio for each block of business that meets the requirements for additional reserves and calculates an additional reserve by accumulating amounts equal to the benefit ratio multiplied by the assessments for each period, reduced by excess benefits during the period. The additional reserve is accumulated at interest rates consistent with the
DAC model for the period. The calculated reserve includes a provision for universal life contracts with patterns of cost of insurance charges that produce expected gains from the insurance benefit function followed by losses from that function in later years.

Guaranteed minimum death benefits and Guaranteed minimum income benefits
Reserves for annuity guaranteed minimum death benefits ("GMDB") and guaranteed minimum income benefits ("GMIB") are determined by estimating the value of expected benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Expected experience is based on a range of scenarios. Assumptions used, such as the long-term equity market return, lapse rate and mortality, are consistent with assumptions used in estimating gross profits for purposes of amortizing DAC. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the Standard & Poor's
("S&P") 500 Index. In addition, the reserve for the GMIB guarantee incorporates assumptions for the likelihood and timing of the potential annuitizations that may be elected by the contract owner. In general, the Company assumes that GMIB annuitization rates will be higher for policies with more valuable guarantees ("in the money" guarantees where the notional benefit amount is in excess of the account value). Reserves for GMDB and GMIB are recorded in Future policy benefits on the
Balance Sheets. Changes in reserves for GMDB and GMIB are reported in Interest credited and other benefits to contract owners in the Statements of Operations.

Most contracts issued on or before December 31, 1999 with enhanced death benefit guarantees were reinsured to third-party reinsurers to mitigate the risk associated with such guarantees. For contracts issued after December 31, 1999, the Company instituted a variable annuity guarantee hedging program to mitigate the risks associated with these guarantees, for which the
Company did not seek hedge accounting. The variable annuity guarantee hedging program is based on the Company entering into derivative positions to offset such exposures to GMDB and GMIB due to adverse changes in the equity markets.

GMAB, GMWB, GMWBL and FIA
The Company also issues certain products which contain embedded derivatives that are measured at estimated fair value separately from the host contracts. These products include annuity guaranteed minimum accumulation benefits ("GMAB"), guaranteed minimum withdrawal benefits without life contingencies ("GMWBs"), guaranteed minimum withdrawal benefits with life contingent payouts ("GMWBL") and FIAs which are measured at estimated fair value separately from the host annuity contract, with changes in estimated fair value, along with attributed fees collected or payments made, are reported in Other net realized capital gains (losses) in the Statements of Operations.

At inception of the GMAB, GMWB and GMWBL contracts, the Company projects a fee to be attributed to the embedded derivative portion of the guarantee equal to the present value of projected future guaranteed benefits. After inception the estimated fair value of the GMAB, GMWB and GMWBL contracts is determined based on the present value of projected future guaranteed benefits minus the present value of projected attributed fees. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates.
The projection of future guaranteed benefits and future attributed fees require the use of assumptions for capital markets (e.g., implied volatilities, correlation among indices, risk-free swap curve, etc.) and policyholder behavior (e.g., lapse, benefit utilization, mortality, etc.). Risk margins are established to capture uncertainties related to policyholder behavior assumptions.
The margin represents additional compensation a market participant would require to assume these risks.

                                                                                            C-20

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The estimated fair value of the FIA contracts is based on the present value of the excess of interest payments to the contract owners over the minimum guaranteed interest rate. The excess interest payments are determined as the excess of projected index driven benefits over the projected guaranteed benefits. The projection horizon is over the anticipated life of the related contracts, which takes into account best estimate actuarial assumptions, such as, partial withdrawals, full surrenders, deaths, annuitizations and, maturities.

The GMAB, GMWB, GMWBL and FIA embedded derivative liabilities include a risk margin to capture uncertainties related to policyholder behavior assumptions. The margin represents additional compensation a market participant would require to assume these risks.

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contract owners or participants who bear the investment risk, subject, in limited cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contract owners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contract owner or participant under a contract, in shares of mutual funds that are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if:

■ Such separate accounts are legally recognized;
■ Assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
■ Investments are directed by the contract owner or participant; and
■ All investment performance, net of contract fees and assessments, is passed through to the contract owner.

The Company reports separate account assets that meet the above criteria at fair value on the Balance Sheets based on the fair value of the underlying investments. Separate account liabilities equal separate account assets. Investment income and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Statements of
Operations. The Statements of Cash Flows do not reflect investment activity of the separate accounts.

Long-term Debt

Long-term debt is carried at an amount equal to the unpaid principal balance, net of any remaining unamortized discount or premium attributable to issuance. Direct and incremental costs to issue the debt are recorded in Other assets on the Balance
Sheets and are recognized as a component of Interest expense in the Statements of Operations over the life of the debt, using the effective interest method of amortization.

Repurchase Agreements

The Company engages in dollar repurchase agreements with MBS ("dollar rolls") and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements meet the requirements to be accounted for as financing arrangements.

The Company enters into dollar roll transactions by selling existing MBS and concurrently entering into an agreement to repurchase similar securities within a short time frame at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company and the Company, in turn, repays the loan amount along with the additional agreed upon interest.

Company policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets. Cash received is invested in Short-term investments, with the offsetting obligation to repay the loan included as an

                                                                                            C-21

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Other liability on the Balance Sheets. The carrying value of the securities pledged in dollar rolls and repurchase agreement transactions and the related repurchase obligation are included in Securities pledged and Short-term debt, respectively, on the
Balance Sheets.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments. The Company believes the counterparties to the dollar rolls and repurchase agreements are financially responsible and that the counterparty risk is minimal.

Recognition of Insurance Revenue and Related Benefits

Premiums related to individual and group life policies are recognized in Premiums in the Statements of Operations when due from the contract owners. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is deferred and recognized into revenue in a constant relationship to insurance in force.
Benefits are recorded in Interest credited and other benefits to contract owners in the Statements of Operations when incurred.

Amounts received as payment for investment-type and universal life-type contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality, policy administration and surrender charges and are reported in Fee income. In addition, the Company earns investment income from the investment of contract deposits in the Company's general account portfolio which is reported in
Net Investment Income in the Statements of Operations. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are deferred and amortized into revenue over the expected life of the related contracts in proportion to estimated gross profits, in a manner consistent with DAC for these contracts. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

Income Taxes

The Company uses certain assumptions and estimates in determining the income taxes payable or refundable to/from the Parent for the current year, the deferred income tax liabilities and assets for items recognized differently in its financial statements from amounts shown on its income tax returns and the federal income tax expense. Determining these amounts requires analysis and interpretation of current tax laws and regulations, including the loss limitation rules associated with change in control. Management exercises considerable judgment in evaluating the amount and timing of recognition of the resulting income tax liabilities and assets. These judgments and estimates are reevaluated on a continual basis as regulatory and business factors change.

The Company's deferred tax assets and liabilities resulting from temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

Deferred tax assets represent the tax benefit of future deductible temporary differences and operating loss and tax credit carryforwards. The Company evaluates and tests the recoverability of its deferred tax assets. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the
Company considers many factors, including:

  The nature and character of the deferred tax assets and liabilities;
  Taxable income in prior carryback years;
  Projected future income, exclusive of reversing temporary differences and carryforwards;
  Projected future reversals of existing temporary differences;
  The length of time carryforwards can be utilized;
  Any prudent and feasible tax planning strategies the Company would employ to avoid a tax benefit from expiring unused;
  The nature, frequency and severity of cumulative U.S. GAAP losses in recent years; and

                                                                              C-22

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

■ Any tax rules that would impact the utilization of the deferred tax assets.

In establishing unrecognized tax benefits, the Company determines whether a tax position is more likely than not to be sustained under examination by the appropriate taxing authority. The Company also considers positions that have been reviewed and agreed to as part of an examination by the appropriate taxing authority. Tax positions that do not meet the more likely than not standard are not recognized. Tax positions that meet this standard are recognized in the Financial Statements.
The Company measures the tax position as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate resolution with the tax authority that has full knowledge of all relevant information.

Reinsurance

The Company utilizes reinsurance agreements in most aspects of its insurance business to reduce its exposure to large losses.
Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured.

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

For reinsurance of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid and benefits received related to the underlying contracts is included in the expected net cost of reinsurance which is recorded as a component of the reinsurance asset or liability. Any difference between actual and expected net cost of reinsurance is recognized in the current period and included as a component of profits used to amortize DAC.

For prospective reinsurance of short-duration contacts that meet the criteria for reinsurance accounting, amounts paid are recorded as ceded premiums and ceded unearned premiums and are reflected as a component of Premiums in the Statements of
Operations and Other assets on the Balance Sheets, respectively. Ceded unearned premiums are amortized through premiums over the remaining contract period in proportion to the amount of protection provided.

If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in Other liabilities and deposits made are included in Deposits and reinsurance recoverable on the
Balance Sheets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as Other revenues or Other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through Other revenues or Other expenses, as appropriate.

Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance. The Company also evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the
Balance Sheets and are stated net of allowances for uncollectible reinsurance. Amounts currently recoverable under reinsurance agreements are included in Reinsurance recoverable and amounts currently payable are included in Other liabilities.
Such assets and liabilities relating to reinsurance agreements with the same reinsurer are recorded net on the Balance Sheets if a right of offset exists within the reinsurance agreement.

Premiums, Fee income and Policyholder benefits are reported net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in Other revenue.

The combined coinsurance and coinsurance funds withheld reinsurance agreement between the Company and Security Life of
Denver International Limited ("SLDI"), an affiliate, contains an embedded derivative whose carrying value is estimated based upon the change in the fair value of the assets supporting the funds withheld payable under the agreement.

                                                                                            C-23

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company currently has significant concentrations of ceded reinsurance with its affiliates, Security Life of Denver
Insurance Company ("SLD") and SLDI primarily related to GICs, fixed annuities and universal life policies with respect to
SLD and variable annuities with respect to SLDI. The outstanding recoverable balances may fluctuate from period to period.

Participating Insurance

Participating business approximates 12.5% of the Company's ordinary life insurance in force and 29.9% of life insurance premium income. The amount of dividends to be paid is determined annually by the Board of Directors. Amounts allocable to participating contract owners are based on published dividend projections or expected dividend scales. Dividends to participating policyholders of $9.8, $11.1 and $12.1, were incurred during the years ended December 31, 2012, 2011 and 2010, respectively.

Contingencies

A loss contingency is an existing condition, situation, or set of circumstances involving uncertainty as to possible loss that will ultimately be resolved when one or more future events occur or fail to occur. Examples of loss contingencies include pending or threatened adverse litigation, threat of expropriation of assets and actual or possible claims and assessments. Amounts related to loss contingencies are accrued and recorded in Other liabilities on the Balance Sheets if it is probable that a loss has been incurred and the amount can be reasonably estimated, based on the Company's best estimate of the ultimate outcome. If determined to meet the criteria for a reserve, the Company also evaluates whether there are external legal or other costs directly associated with the resolution of the matter and accrues such costs if estimable.

Adoption of New Pronouncements

Financial Instruments

Reconsideration of Effective Control for Repurchase Agreements
In April 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2011-03,
"Transfers and Servicing (Accounting Standards CodificationTM ("ASC") Topic 860): Reconsideration of Effective Control for
Repurchase Agreements" ("ASU 2011-03"), which removes from the assessment of effective control (1) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms and (2) the collateral maintenance implementation guidance related to that criterion.

The provisions of ASU 2011-03 were adopted by the Company on January 1, 2012. The Company determined that there was no effect on the Company's financial condition, results of operations or cash flows, as the guidance is consistent with that previously applied by the Company.

A Creditor's Determination of Whether a Restructuring is a Troubled Debt Restructuring
In April 2011, the FASB issued ASU 2011-02, "Receivables ASC Topic 310): A Creditor's Determination of Whether a
Restructuring is a Troubled Debt Restructuring" ("ASU 2011-02"), which clarifies the guidance on a creditor's evaluation of whether it has granted a concession and whether the debtor is experiencing financial difficulties, as follows:
  If a debtor does not have access to funds at a market rate for similar debt, the restructuring would be considered to be at a below-market rate;
  An increase in the contractual interest rate does not preclude the restructuring from being considered a concession, as the new rate could still be below the market interest rate;
  A restructuring that results in a delay in payment that is insignificant is not a concession;
  A creditor should evaluate whether it is probable that the debtor would be in payment default on any of its debt without the modification to determine if the debtor is experiencing financial difficulties; and
  A creditor is precluded from using the effective interest rate test.

Also, ASU 2011-02 requires disclosure of certain information about troubled debt restructuring, which was previously deferred by ASU 2011-01, "Deferral of the Effective Date of Disclosure about Troubled Debt Restructurings in Update No. 2010-20"
("ASU 2011-01").

                                                                                                       C-24

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The provisions of ASU 2011-02 were adopted by the Company on July 1, 2011, and applied retrospectively to January 1, 2011.
The Company determined, however, that there was no effect on the Company's financial position, results of operations or cash flows upon adoption, as there were no troubled debt restructurings between January 1, 2011 and July 1, 2011. The disclosures required by ASU 2011-02 are included in the Investments note to these Financial Statements.

Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses
In July 2010, the FASB issued ASU 2010-20, "Receivables (ASC Topic 310): Disclosures about the Credit Quality of
Financing Receivables and the Allowance for Credit Losses" ("ASU 2010-20"), which requires certain existing disclosures to be disaggregated by class of financing receivable, including the rollforward of the allowance for credit losses, with the ending balance further disaggregated on the basis of impairment method. For each disaggregated ending balance, an entity also is required to disclose the related recorded investment in financing receivables, the nonaccrual status of financing receivables, and impaired financing receivables.

ASU 2010-20 also requires new disclosures by class of financing receivable, including credit quality indicators, aging of past due amounts, the nature and extent of troubled debt restructurings and related defaults, and significant purchases and sales of financing receivables disaggregated by portfolio segment.

In January 2011, the FASB issued ASU 2011-01, which temporarily delayed the effective date of the disclosures about troubled debt restructurings in ASU 2010-20.

The provisions of ASU 2010-20 were adopted by the Company on December 31, 2010, and are included in the Investments note to these Financial Statements, as well as the "Reinsurance" section above, except for the disclosures about troubled debt restructurings included in ASU 2011-02 that were adopted by the Company on July 1, 2011 (see above). The disclosures that include information for activity that occurs during a reporting period were adopted by the Company on January 1, 2011 and are included in the Investment note to these Financial Statements. As this pronouncement only pertains to additional disclosure, the adoption had no effect on the Company's financial condition, results of operations, or cash flows.

Scope Exception Related to Embedded Credit Derivatives
In March 2010, the FASB issued ASU 2010-11, "Derivatives and Hedging (ASC Topic 815): Scope Exception Related to
Embedded Credit Derivatives" ("ASU 2010-11"), which clarifies that the only type of embedded credit derivatives that are exempt from bifurcation requirements are those that relate to the subordination of one financial instrument to another.

The provisions of ASU 2010-11 were adopted by the Company on July 1, 2010. The Company determined, however, that there was no effect on the Company's financial condition, results of operations, or cash flows upon adoption, as the guidance is consistent with that previously applied by the Company.

Fair Value

Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International
Financial Reporting Standards ("IFRS").
In May 2011, the FASB issued Accounting Standards Update ("ASU") 2011-04, "Fair Value Measurement (ASC Topic 820):
Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS" ("ASU
2011-04"), which includes the following amendments:
  The concepts of highest and best use and valuation premise are relevant only when measuring the fair value of nonfinancial assets;
  The requirements for measuring the fair value of equity instruments are consistent with those for measuring liabilities;
  An entity is permitted to measure the fair value of financial instruments managed within a portfolio at the price that would be received to sell or transfer a net position for a particular risk; and
  The application of premiums and discounts in a fair value measurement is related to the unit of account for the asset or liability.

ASU 2011-04 also requires additional disclosures, including use of a nonfinancial asset in a way that differs from its highest and best use, categorization by level for items in which fair value is required to be disclosed and further information regarding
Level 3 fair value measurements.

                                                                                             C-25

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The provisions of ASU 2011-04 were adopted, prospectively, by the Company on January 1, 2012. The adoption had no effect on the Company's financial condition, results of operations or cash flows as the pronouncement only pertains to additional disclosure. The disclosures required by ASU 2011-04 are included in the Fair Value Measurements note to these Financial
Statements.

Improving Disclosures about Fair Value Measurements
In January 2010, the FASB issued ASU 2010-06, "Fair Value Measurements and Disclosure (ASC Topic 820): Improving
Disclosures about Fair Value Measurements" ("ASU 2010-06"), which requires several new disclosures, as well as clarification to existing disclosures, as follows:

  Significant transfers in and out of Level 1 and Level 2 fair value measurements and the reason for the transfers;
  Purchases, sales, issuances and settlement, in the Level 3 fair value measurements reconciliation on a gross basis;
  Fair value measurement disclosures for each class of assets and liabilities (i.e., disaggregated); and
  Valuation techniques and inputs for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 fair value measurements.

The provisions of ASU 2010-06 were adopted by the Company on January 1, 2010, except for the disclosures related to the
Level 3 reconciliation that were adopted by the Company on January 1, 2011. The adoption had no effect on the Company's financial condition, results of operations, or cash flows as the pronouncement only pertains to additional disclosure. The disclosures required by ASU 2010-06 are included in the Fair Value Measurements note to these Financial Statements.

Improvements to Financial Reporting by Enterprises Involved in Variable Interest Entities
In December 2009, the FASB issued ASU 2009-17, "Consolidations (ASC Topic 810): Improvements to Financial Reporting
by Enterprises Involved in Variable Interest Entities," ("ASU 2009-17"), which amends the consolidation guidance for variable interest entities ("VIEs"), as follows:

  Eliminates the quantitative-based assessment for consolidation of VIEs and, instead, requires a qualitative assessment of
  whether an entity has the power to direct the VIE's activities and whether the entity has the obligation to absorb   losses
  or the right to receive benefits that could be significant to the VIE;
  Requires an ongoing reassessment of whether an entity is the primary beneficiary of a VIE; and
  Requires enhanced disclosures, including (i) presentation on the balance sheet of assets and liabilities of consolidated
  VIEs that meet the separate presentation criteria and disclosure of assets and liabilities recognized on the balance sheet and (ii) the maximum exposure to loss for those VIEs in which a reporting entity is determined to not be the primary beneficiary but in which it has a variable interest.

In addition, in February 2010, the FASB issued ASU 2010-10, "Consolidation (ASC Topic 810): Amendments for Certain
Investment Funds" (ASU 2010-10), which defers to ASU 2009-17 for reporting entity's interests in certain investment funds that have attributes of investment companies, for which the reporting entity does not have an obligation to fund losses and that are not structured as securitization entities.

The provisions of ASU 2009-17 and ASU 2010-10 were adopted on January 1, 2010. The Company determined, however, that there was no effect on the Company's financial condition, results of operations, or cash flows upon adoption, as the consolidation conclusions were consistent with those under previous U.S. GAAP. The disclosure provisions required by ASU
2009-17 are presented in the Financial Instruments note to these Financial Statements.

Other Pronouncements

Presentation of Comprehensive Income
In June 2011, the FASB issued ASU 2011-05, "Comprehensive Income (ASC Topic 220): Presentation of Comprehensive
Income" ("ASU 2011-05"), which states that an entity has the option to present total comprehensive income and the components of net income and other comprehensive income either in a single, continuous statement of comprehensive income or in two separate, consecutive statements.

In December 2011, the FASB issued ASU 2011-12, which defers the ASU 2011-05 requirements to present, on the face of the financial statements, the effects of reclassification out of AOCI on the components of net income and other comprehensive income.

                                                                                                 C-26

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company early adopted provisions of ASU 2011-05 and ASU 2010-12 on December 31, 2011, and applied the provisions retrospectively. The Statement of Comprehensive Income, with corresponding revisions to the Statements of Changes in
Shareholder's Equity, is included in the Financial Statements. In addition, the required disclosures are included in the
Accumulated Other Comprehensive Income (Loss) note to these Financial Statements.

Future Adoption of Accounting Pronouncements

Disclosures about Offsetting Assets and Liabilities
In December 2011, the FASB issued ASU 2011-11, "Balance Sheet (ASC Topic 210): Disclosures about Offsetting Assets and
Liabilities" ("ASU 2011-11"), which requires an entity to disclose both gross and net information about instruments and transactions eligible for offset in the statement of financial position, as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements.

In January 2013, the FASB issued ASU 2013-01, "Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about
Offsetting Assets and Liabilities" ("ASU 2013-01"), which clarifies that the scope of ASU 2011-11 applies to derivatives accounted for in accordance with ASU Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements and securities borrowing and securities lending transactions that are either offset in accordance with Section 210-20-45 or Section 815-10-45 or subject to an enforceable master netting arrangement or similar agreement.

The provisions of ASU 2013-01 and ASU 2011-11 are effective retrospectively for annual reporting periods beginning on or after January 1, 2013 and periods within those annual reporting periods. The Company will adopt the provisions of these ASUs in the first quarter of 2013 which will include additional disclosure of the gross and net information instruments deemed in scope, including any related collateral received or posted.

Disclosures about Amounts Reclassified out of AOCI
In January 2013, the FASB issued ASU 2013-02, "Comprehensive Income (ASC Topic 220): Reporting of Amounts
Reclassified Out of Accumulated Other Comprehensive Income" ("ASU 2013-02"), which requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period.
For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts.

The provisions of ASU 2013-02 are effective prospectively for reporting periods beginning after December 15, 2012. The
Company will adopt the provisions of ASU 2013-02 in the first quarter of 2013 to provide additional information about amounts reclassified out of accumulated other comprehensive income by component.

                                                                                                     C-27

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

2.                   Investments

Fixed Maturities and Equity Securities

Available-for-sale and fair value option ("FVO") fixed maturities and equity securities were as follows as of December 31,
2012:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)
Fixed maturities:
U.S. Treasuries	$ 1,218.9	$ 92.6	$ —	$ —	$ 1,311.5	$ —
U.S. government agencies and
authorities	19.3	4.4	—	—	23.7	—
State, municipalities and political
subdivisions	80.1	9.9	—	—	90.0	—
U.S. corporate securities	9,511.8	1,039.6	13.9	—	10,537.5	6.5

Foreign securities(1) :
Government	404.7	41.4	2.7	—	443.4	—
Other	4,473.1	469.9	19.8	—	4,923.2	—
Total foreign securities	4,877.8	511.3	22.5	—	5,366.6	—

Residential mortgage-backed
securities:
Agency	1,072.4	144.9	4.6	39.4	1,252.1	—
Non-Agency	544.7	68.4	26.8	15.3	601.6	58.5
Total Residential mortgage-backed
securities	1,617.1	213.3	31.4	54.7	1,853.7	58.5

Commercial mortgage-backed
securities	1,565.4	201.2	3.0	—	1,763.6	—
Other asset-backed securities	681.6	26.5	23.5	(3.9)	680.7	0.3
Total fixed maturities, including
securities pledged	19,572.0	2,098.8	94.3	50.8	21,627.3	65.3
Less: Securities pledged	684.7	29.8	0.5	—	714.0	—
Total fixed maturities	18,887.3	2,069.0	93.8	50.8	20,913.3	65.3
Equity securities	26.4	3.6	0.2	—	29.8	—
Total fixed maturities and equity
securities investments	$ 18,913.7	$ 2,072.6	$ 94.0	$ 50.8	$20,943.1	$ 65.3
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Statements of Operations.
(3) Represents other-than-temporary impairments ("OTTI") reported as a component of Other comprehensive income.

                                                                                                   C-28

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Available-for-sale and FVO fixed maturities and equity securities were as follows as of December 31, 2011:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)
Fixed maturities:
U.S. Treasuries	$ 1,692.9	$ 92.9	$ —	$ —	$ 1,785.8	$ —
U.S. government agencies and
authorities	19.9	3.8	—	—	23.7	—
State, municipalities and political
subdivisions	98.9	6.8	0.9	—	104.8	—
U.S. corporate securities	9,527.7	784.5	41.4	—	10,270.8	—

Foreign securities(1) :
Government	349.0	26.7	5.4	—	370.3	—
Other	4,939.4	336.8	64.4	—	5,211.8	0.1
Total foreign securities	5,288.4	363.5	69.8	—	5,582.1	0.1

Residential mortgage-backed
securities
Agency	1,354.6	186.9	2.4	46.4	1,585.5	0.3
Non-Agency	735.4	58.3	88.5	15.1	720.3	75.7
Total Residential mortgage-backed
securities	2,090.0	245.2	90.9	61.5	2,305.8	76.0

Commercial mortgage-backed
securities	1,910.3	118.0	26.4	—	2,001.9	1.9
Other asset-backed securities	734.3	15.4	69.6	(6.5)	673.6	—
Total fixed maturities, including
securities pledged	21,362.4	1,630.1	299.0	55.0	22,748.5	78.0
Less: Securities pledged	965.0	49.8	2.0	—	1,012.8	—
Total fixed maturities	20,397.4	1,580.3	297.0	55.0	21,735.7	78.0
Equity securities	26.7	1.8	0.8	—	27.7	—
Total fixed maturities and equity
securities investments	$ 20,424.1	$ 1,582.1	$ 297.8	$ 55.0	$21,763.4	$ 78.0

(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in
Other net realized capital gains (losses) in the Statements of Operations.
(3) Represents OTTI reported as a component of Other comprehensive income.

                                                                                                   C-29

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The amortized cost and fair value of fixed maturities, including securities pledged, as of December 31, 2012, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called, or prepaid. Mortgage-backed securities ("MBS") and other asset-backed securities ("ABS") are shown separately because they are not due at a single maturity date.

	Amortized	Fair
	Cost	Value
Due to mature:
One year or less	$ 1,122.5	$ 1,145.2
After one year through five years	4,967.1	5,274.6
After five years through ten years	5,836.5	6,440.6
After ten years	3,781.8	4,468.9
Mortgage-backed securities	3,182.5	3,617.3
Other asset-backed securities	681.6	680.7
Fixed maturities, including securities pledged	$ 19,572.0	$ 21,627.3

The investment portfolio is monitored to maintain a diversified portfolio on an ongoing basis. Credit risk is mitigated by monitoring concentrations by issuer, sector and geographic stratification and limiting exposure to any one issuer.

As of December 31, 2012, the Company did not have any investments in a single issuer, other than obligations of the U.S.
government and government agencies, with a carrying value in excess of 10% of the Company’s Shareholder’s equity. As of
December 31, 2011 the Company did not have any investments in a single issuer, other than obligations of the U.S. government and government agencies and the Dutch State loan obligation, with a carrying value in excess of 10% of the Company’s
Shareholder’s equity.

The following tables set forth the composition of the U.S. and foreign corporate securities within the fixed maturity portfolio by industry category as of December 31, 2012 and 2011:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Fair Value
2012
Communications	$ 991.8	$ 138.8	$ 0.5	$ 1,130.1
Financial	1,669.5	179.0	17.6	1,830.9
Industrial and other companies	8,393.6	839.0	5.5	9,227.1
Utilities	2,573.6	310.8	9.9	2,874.5
Transportation	356.4	41.9	0.2	398.1
Total	$ 13,984.9	$ 1,509.5	$ 33.7	$ 15,460.7

2011
Communications	$ 1,109.9	$ 96.0	$ 5.3	$ 1,200.6
Financial	1,948.2	115.1	54.3	2,009.0
Industrial and other companies	8,453.1	634.0	33.2	9,053.9
Utilities	2,589.6	244.5	10.5	2,823.6
Transportation	366.3	31.7	2.5	395.5
Total	$ 14,467.1	$ 1,121.3	$ 105.8	$ 15,482.6

The Company invests in various categories of collateralized mortgage obligations ("CMOs"), including CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to significant decreases and increases in interest rates

                                                                                   C-30

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. As of
December 31, 2012 and 2011, approximately 32.9% and 28.3%, respectively, of the Company’s CMO holdings, such as interest-only or principal-only strips, were invested in those types of CMOs, which are subject to more prepayment and extension risk than traditional CMOs.

Repurchase Agreements

As described in the Business, Basis of Presentation and Significant Accounting Policy note, the Company engages in dollar repurchase agreements with mortgage-backed securities ("dollar rolls") and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements meet the requirements to be accounted for as financing arrangements. As of December 31, 2012 and 2011 the Company did not have any securities pledged in dollar rolls and repurchase agreement transactions.

The Company also enters into reverse repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased. As of December 31, 2012 and 2011, the Company did not have any securities pledged under reverse repurchase agreements.

Securities Lending

As described in the Business, Basis of Presentation and Significant Accounting Policy note, the Company engages in securities lending whereby certain domestic securities from its portfolio are loaned to other institutions for short periods of time. As of
December 31, 2012 and 2011, the fair value of loaned securities was $134.7 and $233.0, respectively, and is included in
Securities pledged on the Balance Sheets. As of December 31, 2012 and 2011, collateral retained by the lending agent and invested in liquid assets on the Company's behalf was $138.9 and $248.3, respectively, and recorded in Short-term investments under securities loan agreement, including collateral delivered on the Balance Sheets. As of December 31, 2012 and 2011,
liabilities to return collateral of $138.9 and $248.3, respectively, are included in Payables under securities loan agreement, including collateral held on the Balance Sheets.

Variable Interest Entities ("VIEs")

The Company holds certain VIEs for investment purposes. VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships. The Company has reviewed each of its holdings and determined that consolidation of these investments in the Company’s financial statements is not required, as the Company is not the primary beneficiary, because the Company does not have both the power to direct the activities that most significantly impact the entity’s economic performance and the obligation or right to potentially significant losses or benefits, for any of its investments in VIEs. The Company provided no non-contractual financial support and its carrying value represents the
Company’s exposure to loss. The carrying value of the equity tranches of the collateralized loan obligations ("CLOs") of $4.0 and $3.5 as of December 31, 2012 and 2011, respectively, is included in Limited partnerships/corporations on the Balance
Sheets. Income and losses recognized on these investments are reported in Net investment income in the Statements of
Operations.

On June 4, 2012, the Company entered into an agreement to sell certain general account private equity limited partnership investment interest holdings with a carrying value of $146.1 as of March 31, 2012 to a group of private equity funds that are managed by Pomona Management LLC, an affiliate of the Company. The transaction resulted in a net pretax loss of $16.9 in the second quarter of 2012 reported in Net investment income on the Statements of Operations. The transaction closed in two tranches with the first tranche closed on June 29, 2012 and the second tranche closed on October 29, 2012. Consideration received included $8.2 of promissory notes due in two equal installments at December 31, 2013 and 2014. In connection with these promissory notes, ING U.S., Inc. unconditionally guarantees payments of the notes in the event of any default of payments due. No additional loss was incurred on the second tranche since the fair value of the alternative investments was reduced to the agreed-upon sales price as of June 30, 2012.

Securitizations

The Company invests in various tranches of securitization entities, including residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and ABS. Certain RMBS investments represent agency pass-through securities and close-to-the-index tranches issued by Fannie Mae, Freddie Mac, or a similar government-sponsored entity.

                                                                                        C-31

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Investments held by the Company in non-agency RMBS and CMBS also include interest-only, principal-only and inverse floating securities. Through its investments, the Company is not obligated to provide any financial or other support to these entities. Each of the RMBS, CMBS and ABS entities described above are thinly capitalized by design and considered VIEs under ASC 810-10-25 as amended by ASU 2009-17. As discussed above, the Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer, or investment manager, which are generally viewed to have the power to direct the activities that most significantly impact the securitization entities' economic performance, in any of these entities, nor does the Company function in any of these roles. The
Company through its investments or other arrangements does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity. Therefore, the Company is not the primary beneficiary and will not consolidate any of the RMBS, CMBS and ABS entities in which it holds investments. These investments are accounted for as investments available-for-sale as described in the Business, Basis of Presentation and Significant Accounting
Policies note to these Financial Statements.

Unrealized Capital Losses

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2012 and 2011:

	Six Months or Less Below Amortized Cost		More Than Six Months and Twelve Months or Less Below Amortized Cost		More Than Twelve Months Below Amortized Cost		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Capital Losses	Value	Capital Losses	Value	Capital Losses	Value	Capital Losses
2012
U.S. corporate, state
and municipalities	$ 237.3	$ 2.9	$ 40.1	$ 0.6	$ 94.0	$ 10.4	$ 371.4	$ 13.9
Foreign	33.3	3.1	23.9	1.8	158.1	17.6	215.3	22.5
Residential
mortgage-backed	116.3	2.2	10.9	0.1	181.6	29.1	308.8	31.4
Commercial
mortgage-backed	4.8	—	11.2	1.2	15.8	1.8	31.8	3.0
Other asset-backed	0.1	—	—	—	152.8	23.5	152.9	23.5
							1,080.
Total	$ 391.8	$ 8.2	$ 86.1	$ 3.7	$ 602.3	$ 82.4	$ 2	$ 94.3

2011
U.S. corporate, state							1,104.
and municipalities	$ 798.9	$ 17.6	$ 97.6	$ 4.1	$ 208.0	$ 20.6	$ 5	$ 42.3
Foreign	476.5	30.2	51.1	5.0	339.5	34.6	867.1	69.8
Residential
mortgage-backed	74.6	0.9	188.2	5.7	305.6	84.3	568.4	90.9
Commercial
mortgage-backed	155.1	1.9	234.7	17.9	35.7	6.6	425.5	26.4
Other asset-backed	42.6	0.3	26.5	9.6	142.1	59.7	211.2	69.6
	1,547.				1,030.		3,176.
Total	$ 7	$ 50.9	$ 598.1	$ 42.3	$ 9	$ 205.8	$ 7	$ 299.0

Of the unrealized capital losses aged more than twelve months, the average fair value of the related fixed maturities was 87.9%
and 83.4% of the average book value as of December 31, 2012 and 2011, respectively.

                                                                                                 C-32

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, for instances in which fair value declined below amortized cost by greater than or less than 20% were as follows as of December 31, 2012 and
2011:

	Amortized Cost		Unrealized Capital Losses		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
2012
Six months or less below amortized cost	$ 553.1	$ 27.3	$ 22.8	$ 6.5	116	13
More than six months and twelve months
or less below amortized cost	151.9	2.9	7.9	1.0	35	3
More than twelve months below
amortized cost	290.1	149.2	10.0	46.1	83	55
Total	$ 995.1	$ 179.4	$ 40.7	$ 53.6	234	71

2011
Six months or less below amortized cost	$ 1,638.7	$ 178.0	$ 52.5	$ 52.5	271	49
More than six months and twelve months
or less below amortized cost	645.4	57.1	38.0	17.3	67	22
More than twelve months below
amortized cost	735.1	221.4	47.0	91.7	126	80
Total	$ 3,019.2	$ 456.5	$ 137.5	$ 161.5	464	151

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, by market sector for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive months as indicated in the tables below, were as follows as of December 31, 2012 and 2011:

	Amortized Cost		Unrealized Capital Losses		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
2012
U.S. corporate, state and municipalities	$ 370.3	$ 15.0	$ 7.5	$ 6.4	50	1
Foreign	187.8	50.0	7.6	14.9	20	10
Residential mortgage-backed	277.3	62.9	13.3	18.1	112	43
Commercial mortgage-backed	33.2	1.6	2.5	0.5	12	1
Other asset-backed	126.5	49.9	9.8	13.7	40	16
Total	$ 995.1	$ 179.4	$ 40.7	$ 53.6	234	71

2011
U.S. corporate, state and municipalities	$ 1,112.3	$ 34.5	$ 32.4	$ 9.9	137	5
Foreign	850.6	86.3	41.7	28.1	131	12
Residential mortgage-backed	500.9	158.4	31.7	59.2	98	89
Commercial mortgage-backed	446.3	5.6	25.1	1.3	24	1
Other asset-backed	109.1	171.7	6.6	63.0	74	44
Total	$ 3,019.2	$ 456.5	$ 137.5	$ 161.5	464	151

All investments with fair values less than amortized cost are included in the Company's other-than-temporary impairments analysis and impairments were recognized as disclosed in the "Evaluating Securities for Other-Than-Temporary Impairments"
section below. The Company evaluates non-agency RMBS and ABS for other-than-temporary impairments each quarter based on actual and projected cash flows after considering the quality and updated loan-to-value ratios of underlying collateral, forecasted loss severity, the payment priority within the tranche structure of the security and amount of any credit enhancements. The Company's assessment of current levels of cash flows compared to estimated cash flows at the time the

                                                                                              C-33

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

securities were acquired indicates the amount and the pace of projected cash flows from the underlying collateral has generally been lower and slower, respectively. However, since cash flows are typically projected at a trust level, the impairment review incorporates the security's position within the trust structure as well as credit enhancement remaining in the trust to determine whether an impairment is warranted. Therefore, while lower and slower cash flows will impact the trust, the effect on a particular security within the trust will be dependent upon the trust structure. Where the assessment continues to project full recovery of principal and interest on schedule, the Company has not recorded an impairment. Unrealized losses on below investment grade securities are principally related to RMBS (primarily Alt-A RMBS) and ABS (primarily subprime RMBS)
largely due to economic and market uncertainties including concerns over unemployment levels, lower interest rate environment on floating rate securities requiring higher risk premiums since purchase and valuations of residential real estate supporting non-agency RMBS. Based on this analysis, the Company determined that the remaining investments in an unrealized loss position were not other-than-temporarily impaired and therefore no further other-than-temporary impairment was necessary

Fixed Maturity Securities Credit Quality - Ratings

The Securities Valuation Office ("SVO") of the National Association of Insurance Commissioners ("NAIC") evaluates the fixed maturity security investments of insurers for regulatory reporting and capital assessment purposes and assigns securities to one of six credit quality categories called "NAIC designations." An internally developed rating is used as permitted by the
NAIC if no rating is available. These designations are generally similar to the credit quality designations of the NAIC acceptable rating organizations ("ARO") for marketable fixed maturity securities, called rating agency designations except for certain structured securities as described below. NAIC designations of "1," highest quality and "2," high quality, include fixed maturity securities generally considered investment grade by such rating organizations. NAIC designations "3" through "6"
include fixed maturity securities generally considered below investment grade by such rating organizations.

The NAIC designations for structured securities, including subprime and Alt-A RMBS, are based upon a comparison of the bond's amortized cost to the NAIC's loss expectation for each security. Securities where modeling results in no expected loss in all scenarios are considered to have the highest designation of NAIC 1. A large percentage of the Company's RMBS securities carry a NAIC 1 designation while the ARO rating indicates below investment grade. This is primarily due to the credit and intent impairments recorded by the Company which reduced the amortized cost on these securities to a level resulting in no expected loss in all scenarios, which corresponds to a NAIC 1 designation. The revised methodology reduces regulatory reliance on rating agencies and allows for greater regulatory input into the assumptions used to estimate expected losses from such structured securities. In the tables below, the Company presents the rating of structured securities based on ratings from the NAIC rating methodologies described above (which may not correspond to rating agency designations.) All
NAIC designations (e.g., NAIC 1-6) are based on the revised NAIC methodologies.

As a result of time lags between the funding of investments, the finalization of legal documents and the completion of the SVO filing process, the fixed maturity portfolio generally includes securities that have not yet been rated by the SVO as of each balance sheet date, such as private placements. Pending receipt of SVO ratings, the categorization of these securities by NAIC designation is based on the expected ratings indicated by internal analysis.

Information about certain of the Company's fixed maturity securities holdings by NAIC designations is set forth in the following tables. Corresponding rating agency designation does not directly translate into NAIC designation, but represents the
Company's best estimate of comparable ratings from rating agencies, including Moody's Investors Service, Inc. ("Moody's"),
Standard & Poor's Ratings Services ("S&P") and Fitch, Inc. ("Fitch"). If no rating is available from a rating agency, then an internally developed rating is used.

The fixed maturities in the Company's portfolio are generally rated by external rating agencies and, if not externally rated, are rated by the Company on a basis similar to that used by the rating agencies. Ratings are derived from three ARO ratings and are applied as follows based on the number of agency ratings received:

  when three ratings are received then the middle rating is applied;
  when two ratings are received then the lower rating is applied;
  when a single rating is received, the ARO rating is applied; and
  when ratings are unavailable then an internal rating is applied.

                                                                         C-34

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Subprime and Alt-A Mortgage Exposure

The Company does not originate or purchase subprime or Alt-A whole-loan mortgages. Subprime lending is the origination of loans to customers with weaker credit profiles. The Company defines Alt-A Loans to include the following: residential mortgage loans to customers who have strong credit profiles but lack some element, such as documentation to substantiate income; residential mortgage loans to borrowers that would otherwise be classified as prime but whose loan structure provides repayment options to the borrower that increase the risk of default; and any securities backed by residential mortgage collateral not clearly identifiable as prime or subprime.

The Company's exposure to subprime mortgage backed securities is primarily in the form of ABS structures collateralized by subprime residential mortgages and the majority of these holdings are included in Other ABS in the "Fixed Maturities and
Equity Securities" section above. As of December 31, 2012, the fair value, and gross unrealized losses related to the Company's exposure to subprime mortgage backed securities was $194.0 and $23.5, respectively, representing 0.9% of total fixed maturities, including securities pledged, based on fair value. As of December 31, 2011, the fair value and gross unrealized losses related to the Company's exposure to subprime mortgage backed securities were $189.3 and $69.7, respectively, representing 0.8% of total fixed maturities, including securities pledged, based on fair value.

The following tables summarize the Company's exposure to subprime mortgage-backed securities by credit quality using NAIC designations, ARO ratings and vintage year as of December 31, 2012 and 2011:

	% of Total Subprime Mortgage-backed Securities
	NAIC Designation		ARO Ratings		Vintage
2012
	1	67.1%	AAA	—	2007	13.2%
	2	3.1%	AA	4.0%	2006	6.2%
	3	14.2%	A	9.1%	2005 and prior	80.6%
	4	13.5%	BBB	8.5%		100.0%
	5	1.0%	BB and below	78.4%
	6	1.1%		100.0%
		100.0%
2011
	1	79.0%	AAA	1.6%	2007	18.9%
	2	6.2%	AA	5.9%	2006	6.6%
	3	10.5%	A	7.9%	2005 and prior	74.5%
	4	1.5%	BBB	9.8%		100.0%
	5	1.3%	BB and below	74.8%
	6	1.5%		100.0%
		100.0%

                                                                                       C-35

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company's exposure to Alt-A mortgages is included in Residential mortgage-backed securities in the "Fixed Maturities and Equity Securities" section above. As of December 31, 2012, the fair value and gross unrealized losses related to the
Company's exposure to Alt-A RMBS aggregated to $133.6 and $21.7, respectively, representing 0.6% of total fixed maturities including securities pledged, based on fair value. As of December 31, 2011, the fair value and gross unrealized losses related to the Company's exposure to Alt-A RMBS aggregated to $129.7 and $52.7, respectively, representing 0.6% of total fixed maturities, including securities pledged, based on fair value.

The following tables summarize the Company's exposure to Alt-A residential mortgage-backed securities by credit quality using NAIC designations, ARO ratings and vintage year as of December 31, 2012 and 2011:

% of Total Alt-A Mortgage-backed Securities
	NAIC Designation		ARO Ratings		Vintage
2012
	1	36.3%	AAA	0.2%	2007	31.4%
	2	10.9%	AA	0.8%	2006	19.4%
	3	15.7%	A	0.6%	2005 and prior	49.2%
	4	30.4%	BBB	2.6%		100.0%
	5	5.7%	BB and below	95.8%
	6	1.0%		100.0%
100.0%
2011
	1	38.5%	AAA	0.3%	2007	30.0%
	2	11.6%	AA	1.7%	2006	18.9%
	3	12.2%	A	5.0%	2005 and prior	51.1%
	4	29.1%	BBB	2.9%		100.0%
	5	7.4%	BB and below	90.1%
	6	1.2%		100.0%
100.0%

                                                                                     C-36

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Commercial Mortgage-backed and Other Asset-backed Securities

As of December 31, 2012 and 2011, the fair value of the Company's CMBS totaled $1.8 billion and $2.0 billion, respectively, and Other ABS, excluding subprime exposure, totaled $491.9 and $489.7, respectively. As of December 31, 2012 and 2011, the gross unrealized losses related to CMBS totaled $3.0 and $26.4, respectively. As of December 31, 2012, there were no gross unrealized losses related to Other ABS, excluding subprime exposure. As of December 31, 2011, gross unrealized losses related to Other ABS, excluding subprime exposure, totaled $0.2. CMBS investments represent pools of commercial mortgages that are broadly diversified across property types and geographical areas.

The following tables summarize the Company's exposure to CMBS holdings by credit quality using NAIC designations, ARO ratings and vintage year as of December 31, 2012 and 2011:

	% of Total CMBS
	NAIC Designation		ARO Ratings		Vintage
2012
	1	97.5%	AAA	47.6%	2008	0.6%
	2	1.8%	AA	25.4%	2007	28.8%
	3	0.4%	A	10.1%	2006	35.3%
	4	0.3%	BBB	7.3%	2005 and prior	35.3%
	5	—	BB and below	9.6%		100.0%
	6	—		100.0%
		100.0%
2011
	1	97.1%	AAA	52.7%	2008	0.5%
	2	1.8%	AA	18.4%	2007	25.9%
	3	—	A	12.7%	2006	31.2%
	4	—	BBB	8.8%	2005 and prior	42.4%
	5	—	BB and below	7.4%		100.0%
	6	1.1%		100.0%
		100.0%

                                                                                                      C-37

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

As of December 31, 2012, Other ABS was also broadly diversified both by type and issuer with credit card receivables, nonconsolidated collateralized loan obligations and automobile receivables, comprising 29.2%, 11.2% and 36.6%, respectively, of total Other ABS, excluding subprime exposure. As of December 31, 2011, Other ABS was also broadly diversified both by type and issuer with credit card receivables, nonconsolidated collateralized loan obligations and automobile receivables, comprising 31.6%, 13.1% and 31.3%, respectively, of total Other ABS, excluding subprime exposure.

The following tables summarize the Company's exposure to Other ABS holdings, excluding subprime exposure, by credit quality using NAIC designations, ARO ratings and vintage year as of December 31, 2012 and 2011:

	% of Total Other ABS
	NAIC Designation		ARO Ratings		Vintage
2012
	1	97.0%	AAA	92.5%	2012	18.0%
	2	2.2%	AA	1.0%	2011	17.1%
	3	—	A	3.5%	2010	4.6%
	4	—	BBB	2.2%	2009	6.0%
	5	—	BB and below	0.8%	2008	3.1%
	6	0.8%		100.0%	2007	14.7%
		100.0%			2006	21.2%
					2005 and prior	15.3%
						100.0%
2011
	1	96.9%	AAA	87.3%	2011	19.0%
	2	1.8%	AA	3.9%	2010	10.8%
	3	—	A	3.0%	2009	8.4%
	4	0.1%	BBB	3.8%	2008	3.6%
	5	1.2%	BB and below	2.0%	2007	19.3%
	6	—		100.0%	2006	20.5%
		100.0%			2005 and prior	18.4%
						100.0%

Troubled Debt Restructuring

The Company invests in high quality, well performing portfolios of commercial mortgage loans and private placements. Under certain circumstances, modifications are granted to these contracts. Each modification is evaluated as to whether a troubled debt restructuring has occurred. A modification is a troubled debt restructure when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include reducing the face amount or maturity amount of the debt as originally stated, reducing the contractual interest rate, extending the maturity date at an interest rate lower than current market interest rates and/or reducing accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment. As of December 31, 2012 the Company did not have any troubled debt restructurings. As of December 31, 2011, the Company had one private placement troubled debt restructuring with a pre-
modification and post-modification carrying value of $9.8.

As of December 31, 2012 and 2011, the Company did not have any commercial mortgage loans or private placements modified in a troubled debt restructuring with a subsequent payment default.

                                                                                               C-38

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Mortgage Loans on Real Estate

The Company's mortgage loans on real estate are all commercial mortgage loans, which are reported at amortized cost, less impairment write-downs and allowance for losses.

The Company diversifies its commercial mortgage loan portfolio by geographic region and property type to reduce concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to
75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates all mortgage loans based on relevant current information including an appraisal of loan-specific credit quality, property characteristics and market trends. Loan performance is monitored on a loan-specific basis through the review of submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review ensures properties are performing at a consistent and acceptable level to secure the debt.

The following table summarizes the Company’s investment in mortgage loans as of December 31, 2012 and 2011:

	2012	2011
Commercial mortgage loans	$ 2,836.2	$ 3,138.8
Collective valuation allowance	(1.2)	(1.5)
Total net commercial mortgage loans	$ 2,835.0	$ 3,137.3

There were no impairments taken on the mortgage loan portfolio for the year ended December 31, 2012. Impairments taken on the mortgage loan portfolio were $6.9 for the year ended December 31, 2011.

The following table summarizes the activity in the allowance for losses for all commercial mortgage loans as of December 31,
2012 and 2011:

	2012	2011
Collective valuation allowance for losses, beginning of period	$ 1.5	$ 3.0
Addition to / (reduction of) allowance for losses	(0.3)	(1.5)
Collective valuation allowance for losses, end of period	$ 1.2	$ 1.5

The following table presents information on impaired loans as of December 31, 2012 and 2011:

	2012	2011
Impaired loans, average investment during the period	$ —	$ 8.3

There were no mortgage loans in the Company's portfolio in process of foreclosure as of December 31, 2012 and 2011. There were no other loans in arrears with respect to principal and interest as of December 31, 2012 and 2011.

The following table presents information on interest income recognized on impaired loans for the years ended December 31,
2012, 2011 and 2010:

	Years Ended December 31,
	2012	2011	2010
Interest income recognized on impaired loans, on an accrual basis	$ —	$ —	$ 1.3
Interest income recognized on impaired loans, on a cash basis	—	—	1.4

Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. A LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage

                                                                                                   C-39

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

of the amount of a property’s net income to its debt service payments. A DSC ratio of less than 1.0 indicates that property’s operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above.

The following table presents the LTV ratios as of December 31, 2012 and 2011:

	2012(1)	2011(1)
Loan-to-Value Ratio:
0% - 50%	$ 658.9	$ 920.9
50% - 60%	848.0	833.9
60% - 70%	1,169.4	1,173.2
70% - 80%	149.4	191.3
80% and above	10.5	19.5
Total Commercial mortgage loans	$ 2,836.2	$ 3,138.8
(1) Balances do not include allowance for mortgage loan credit losses.

The following table presents the DSC ratios as of December 31, 2012 and 2011:

	2012(1)	2011(1)
Debt Service Coverage Ratio:
Greater than 1.5x	$ 1,970.9	$ 2,105.3
1.25x - 1.5x	464.8	565.8
1.0x - 1.25x	259.2	355.5
Less than 1.0x	141.3	112.2
Total Commercial mortgage loans	$ 2,836.2	$ 3,138.8
(1) Balances do not include allowance for mortgage loan credit losses.

Properties collateralizing mortgage loans are geographically dispersed throughout the United States, as well as diversified by property type, as reflected in the following tables as of December 31, 2012 and 2011:

	2012(1)		2011(1)
	Gross Carrying Value	% of Total	Gross Carrying Value	% of Total
Commercial Mortgage Loans by U.S. Region:
Pacific	$ 622.7	22.1%	$ 702.5	22.4%
South Atlantic	528.3	18.6%	582.8	18.6%
Middle Atlantic	338.9	11.9%	361.7	11.5%
East North Central	347.2	12.2%	411.4	13.1%
West South Central	373.7	13.2%	414.1	13.2%
Mountain	338.2	11.9%	364.9	11.6%
West North Central	135.8	4.8%	138.2	4.4%
New England	77.5	2.7%	82.2	2.6%
East South Central	73.9	2.6%	81.0	2.6%
Total Commercial mortgage loans	$ 2,836.2	100.0%	$ 3,138.8	100.0%
(1) Balances do not include allowance for mortgage loan credit losses.

                                                                                                                 C-40

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	2012(1)		2011(1)
	Gross Carrying Value	% of Total	Gross Carrying Value	% of Total
Commercial Mortgage Loans by Property Type:
Industrial	$ 1,159.2	41.0%	$ 1,223.2	39.0%
Retail	711.8	25.0%	807.4	25.7%
Office	427.4	15.1%	542.2	17.3%
Apartments	366.8	12.9%	371.5	11.8%
Hotel/Motel	69.0	2.4%	129.6	4.1%
Mixed use	16.6	0.6%	12.6	0.4%
Other	85.4	3.0%	52.3	1.7%
Total Commercial mortgage loans	$ 2,836.2	100.0%	$ 3,138.8	100.0%
(1) Balances do not include allowance for mortgage loan credit losses.

The following table sets forth the breakdown of mortgages by year of origination as of December 31, 2012 and 2011:

	2012(1)	2011(1)
Year of Origination:
2012	$ 314.3	$ —
2011	795.4	791.2
2010	184.8	272.1
2009	65.9	77.8
2008	253.8	406.5
2007	272.8	447.7
2006 and prior	949.2	1,143.5
Total Commercial mortgage loans	$ 2,836.2	$ 3,138.8

(1)	Balances do not include allowance for mortgage loan credit losses.

                                                                                     C-41

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Evaluating Securities for Other-Than-Temporary Impairments

The Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities and equity securities in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired.

The following tables identify the Company’s credit-related and intent-related impairments included in the Statements of
Operations, excluding impairments included in Other comprehensive income (loss) by type for the years ended December 31,
2012, 2011 and 2010:

	2012		2011			2010
		No. of		No. of			No. of
	Impairment	Securities	Impairment	Securities	Impairment		Securities
U.S. corporate	$ 6.0	3	$ 9.5	17	$ 5.1		24
Foreign(1)	0.7	3	27.2	52	30.7		23
Residential mortgage-backed	9.7	55	12.3	65	24.5		67
Commercial mortgage-backed	1.7	1	49.7	14	23.2		7
Other asset-backed	0.4	3	74.8	60	104.6		54
Equity	—	—	—	—	—	*	1
Mortgage loans on real estate	—	—	6.9	5	6.3		5
Total	$ 18.5	65	$ 180.4	213	$ 194.4		181
(1) Primarily U.S. dollar denominated.
* Less than $0.1.

The above tables include $14.7, $27.6 and $95.5 of write-downs related to credit impairments for the years ended
December 31, 2012, 2011 and 2010, respectively, in Other-than-temporary impairments which are recognized in the Statements of Operations. The remaining $3.8, $152.8 and $98.9, in write-downs for the years ended December 31, 2012, 2011 and 2010, respectively, are related to intent impairments.

The following tables summarize these intent impairments, which are also recognized in earnings, by type for the years ended
December 31, 2012, 2011 and 2010 :

		2012		2011		2010
			No. of		No. of		No. of
	Impairment		Securities	Impairment	Securities	Impairment	Securities
U.S. corporate	$ 0.5		1	$ 9.5	16	$ 4.1	23
Foreign(1)	0.7		3	24.1	48	12.8	18
Residential mortgage-backed	0.9		6	1.8	8	6.1	11
Commercial mortgage-backed	1.7		1	45.5	14	3.9	2
Other asset-backed	—	*	1	71.9	59	72.0	35
Mortgage loans on real estate	—		—	—	—	—	—
Total	$ 3.8		12	$ 152.8	145	$ 98.9	89
(1) Primarily U.S. dollar denominated.
* Less than $0.1.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations, new factors, including changes in the business environment, can change the
Company’s previous intent to continue holding a security. Accordingly, these factors may lead the Company to record additional intent related capital losses.

                                                                                                    C-42

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The fair value of fixed maturities with OTTI as of December 31, 2012 and 2011 was $2.2 billion and $2.1 billion, respectively.

The following tables identify the amount of credit impairments on fixed maturities for which a portion of the OTTI loss was recognized in Other comprehensive income (loss) and the corresponding changes in such amounts for the years ended
December 31, 2012, 2011 and 2010:

	2012	2011	2010
Balance at January 1	$ 64.1	$ 118.2	$ 123.3
Additional credit impairments:
On securities not previously impaired	4.8	5.0	20.0
On securities previously impaired	6.8	6.7	23.4
Reductions:
Securities intent impaired	—	(3.4)	(7.1)
Securities sold, matured, prepaid or paid down	(27.8)	(62.4)	(41.4)
Balance at December 31	$ 47.9	$ 64.1	$ 118.2

Net Investment Income

The following table summarizes Net investment income for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Fixed maturities	$ 1,137.9	$ 1,242.5	$ 1,182.2
Equity securities, available-for-sale	4.0	3.7	4.5
Mortgage loans on real estate	166.3	174.9	180.8
Policy loans	5.7	6.6	7.2
Short-term investments and cash equivalents	0.2	2.0	4.1
Other	23.7	38.4	30.7
Gross investment income	1,337.8	1,468.1	1,409.5
Less: Investment expenses	52.3	58.8	53.1
Net investment income	$ 1,285.5	$ 1,409.3	$ 1,356.4

As of December 31, 2012 and 2011, the Company did not have any investments in fixed maturities which produced no net investment income. Fixed maturities are moved to a non-accrual status immediately when the investment defaults.

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) are comprised of the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to the credit-related and intent-related other-than-temporary impairment of investments. Realized investment gains and losses are also primarily generated from changes in fair value of embedded derivatives within product guarantees and fixed maturities, changes in fair value of fixed maturities recorded at FVO and changes in fair value including accruals on derivative instruments, except for effective cash flow hedges. The cost of the investments on disposal is generally determined based on first-in-first-out ("FIFO") methodology.

                                                                                   C-43

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net realized capital gains (losses) were as follows for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Fixed maturities, available-for-sale, including securities pledged	$ 138.0	$ 33.7	$ 11.8
Fixed maturities, at fair value option	(57.7)	(34.4)	(14.6)
Equity securities, available-for-sale	(0.2)	(0.2)	1.9
Derivatives	(1,654.0)	744.4	(807.9)
Embedded derivative - fixed maturities	(4.2)	4.3	12.3
Embedded derivative - product guarantees	202.9	(1,699.1)	(111.9)
Other investments	1.1	(5.7)	(9.2)
Net realized capital gains (losses)	$ (1,374.1)	$ (957.0)	$ (917.6)
After-tax net realized capital gains (losses)	$ (932.8)	$ (513.1)	$ (660.6)

Proceeds from the sale of fixed maturities and equity securities, available-for-sale and the related gross realized gains and losses, before-tax were as follows for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Proceeds on sales	$ 4,652.0	$ 3,821.9	$ 6,211.7
Gross gains	177.8	238.0	243.1
Gross losses	(14.3)	(33.7)	(37.4)

3.	Derivative Financial Instruments

The Company enters into the following types of derivatives:

Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities. Using interest rate swaps, the
Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The
Company utilizes these contracts in non-qualifying hedging relationships.

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in non-qualifying hedging relationships.

Credit default swaps: Credit default swaps are used to reduce credit loss exposure with respect to certain assets that the
Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals. In the event of a default on the underlying credit exposure, the Company will either receive a payment (purchased credit protection) or will be required to make a payment (sold credit protection) equal to the par minus recovery value of the swap contract. The Company utilizes these contracts in non-qualifying hedging relationships.

Total return swaps: The Company uses total return swaps as a hedge against a decrease in variable annuity account values, which are invested in certain indices. Using total return swaps, the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of assets or a market index and the LIBOR rate, calculated by reference to an agreed upon notional principal amount. No cash is exchanged at the onset of the contracts. Cash is paid and received over the life of the contract based upon the terms of the swaps. The Company utilizes these contracts in non-
qualifying hedging relationships.

Currency forwards: The Company uses currency forward contracts to hedge policyholder liabilities associated with the variable annuity contracts which are linked to foreign indices. The currency fluctuations may result in a decrease in account values,

                                                                                       C-44

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values.
The Company utilizes these contracts in non-qualifying hedging relationships.

Forwards: The Company uses forward contracts to hedge certain invested assets against movement in interest rates, particularly mortgage rates. The Company uses To Be Announced securities as an economic hedge against rate movements.
The Company utilizes these contracts in non-qualifying hedging relationships.

Futures: Futures contracts are used to hedge against a decrease in certain equity indices. Such decreases may result in a decrease in variable annuity account values which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values. The Company also uses futures contracts as a hedge against an increase in certain equity indices. Such increases may result in increased payments to the holders of the fixed index annuity contracts.
The Company enters into exchange traded futures with regulated futures commissions that are members of the exchange. The
Company also posts initial and variation margin with the exchange on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships.

Swaptions: A swaption is an option to enter into a swap with a forward starting effective date. The Company uses swaptions to hedge the interest rate exposure associated with the minimum crediting rate and book value guarantees embedded in the retirement products that the Company offers. Increases in interest rates will generate losses on assets that are backing such liabilities. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. Swaptions are also used to hedge against an increase in the interest rate benchmarked crediting strategies within Fixed indexed annuities ("FIA") contracts. Such increases may result in increased payments to contract holders of FIA contracts and the interest rate swaptions offset this increased exposure. The Company pays a premium when it purchases the swaption. The Company utilizes these contracts in non-qualifying hedging relationships.

Options: The Company uses put options to manage the equity, interest rate, and equity volatility risk of the economic liabilities associated with variable annuity minimum guaranteed living benefits. The Company also uses call options to hedge against an increase in various equity indices. Such increases may result in increased payments to the holders of the FIA contracts. The
Company pays an upfront premium to purchase these options. The Company utilizes these options in non-qualifying hedging relationships.

Variance swaps: The Company uses variance swaps to manage equity volatility risk on the economic liabilities associated with certain minimum guaranteed living benefits. An increase in the equity volatility results in a higher valuations of such liabilities. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on the changes in equity volatility over a defined period. The Company utilizes equity variance swaps in non-qualifying hedging relationships.

Embedded derivatives: The Company also invests in certain fixed maturity instruments and has issued certain annuity products, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity rates, or credit ratings/spreads. Embedded derivatives within fixed maturities are reported with the host contract on the Balance
Sheets and changes in fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the
Statements of Operations. Embedded derivatives within annuity products are included in Future policy benefits and contract owner account balances on the Balance Sheets and changes in the fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Statements of Operations.

In addition, the Company has entered into two coinsurance with funds withheld arrangements that contain embedded derivatives in which the fair value is based on the change in the fair value of the underlying assets held in trust. The embedded derivative within the coinsurance funds withheld arrangement is included in Funds held under reinsurance treaties with affiliates on the Balance Sheets and changes in the fair value are recorded in Interest credited and other benefits to contract owners in the Statements of Operations.

                                                                              C-45

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The notional amounts and fair values of derivatives were as follows as of December 31, 2012 and 2011:

	2012			2011
	Notional	Asset	Liability	Notional	Asset	Liability
	Amount	Fair Value	Fair Value	Amount	Fair Value	Fair Value
Derivatives: Non-qualifying for
hedge accounting:
Interest rate contracts	$ 31,588.1	$ 1,283.5	$ 539.5	$ 27,046.0	$ 1,538.4	$ 520.0
Foreign exchange contracts	1,508.7	10.4	27.4	1,297.8	9.7	42.4
Equity contracts	14,482.7	86.4	231.7	15,434.3	60.1	28.4
Credit contracts	155.5	1.0	—	143.4	0.9	14.1
Embedded derivatives:
Within fixed maturity
investments	N/A	50.8	—	N/A	55.0	—
Within annuity products	N/A	—	3,397.8	N/A	—	3,512.1
Within reinsurance agreements	N/A	—	301.3	N/A	—	230.9
Total		$ 1,432.1	$ 4,497.7		$ 1,664.1	$ 4,347.9
N/A - Not Applicable.

Net realized gains (losses) on derivatives were as follows for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Derivatives: Qualifying for hedge accounting(1) :
Fair value hedges:
Interest rate contracts	$ —	$ —	$ (3.3)
Derivatives: Non-qualifying for hedge accounting(2) :
Interest rate contracts	121.6	1,300.8	38.5
Foreign exchange contracts	2.4	(5.8)	9.3
Equity contracts	(1,779.3)	(548.2)	(853.4)
Credit contracts	1.3	(2.4)	1.0
Embedded derivatives:
Within fixed maturity investments(2)	(4.2)	4.3	12.3
Within annuity products(2)	202.9	(1,699.1)	(111.9)
Within reinsurance agreements	50.9	(251.8)	(17.8)
Total	$ (1,404.4) $	(1,202.2) $	(925.3)

(1) Changes in value for effective fair value hedges are recorded in Other net realized capital gains (losses). Changes in fair value upon disposal for effective cash flow hedges are recorded in Other net realized capital gains (losses) in the Statements of Operations. For the years ended December 31, 2012, 2011 and 2010, ineffective amounts are deemed to be immaterial.
(2) Changes in value are included in other net realized capital gains (losses) in the Statements of Operations.

Credit Default Swaps

The Company has entered into various credit default swaps. When credit default swaps are sold, the Company assumes credit exposure to certain assets that it does not own. Credit default swaps may also be purchased to reduce credit exposure in the
Company’s portfolio. Credit default swaps involve a transfer of credit risk from one party to another in exchange for periodic payments. These instruments are typically written for a maturity period of five years and do not contain recourse provisions, which would enable the seller to recover from third parties. The Company has International Swaps and Derivatives
Association, Inc. ("ISDA") agreements with each counterparty with which it conducts business and tracks the collateral positions for each counterparty. To the extent cash collateral is received, it is included in Payables under securities loan agreements, including collateral held, on the Balance Sheets and is reinvested in short-term investments. Collateral held is used in accordance with the Credit Support Annex ("CSA") to satisfy any obligations. Investment grade bonds owned by the

                                                                                 C-46

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Company are the source of noncash collateral posted, which is reported in Securities pledged on the Balance Sheets. In the event of a default on the underlying credit exposure, the Company will either receive an additional payment (purchased credit protection) or will be required to make an additional payment (sold credit protection) equal to par value minus recovery value of the swap contract. As of December 31, 2012, the fair value of credit default swaps of $1.0 were included in Derivatives assets and there were no credit default swaps included in Derivatives liabilities, respectively, on the Balance Sheets. As of
December 31, 2011, the fair value of credit default swaps of $0.9 and $14.1 were included in Derivatives assets and Derivatives liabilities, respectively, on the Balance Sheets. As of December 31, 2012 and 2011, the maximum potential future exposure to the Company on the sale of credit default swaps was $155.5 and $108.8, respectively.

4. Fair Value Measurements

Fair Value Measurement

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the Balance Sheets are categorized as follows:

Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Company defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a)	Quoted prices for similar assets or liabilities in active markets;
b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
c)	Inputs other than quoted market prices that are observable; and
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

When available, the estimated fair value of financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, including discounted cash flow methodologies, matrix pricing, or other similar techniques.

                                                                                            C-47

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2012:

	2012
	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$ 1,303.7	$ 7.8	$ —	$ 1,311.5
U.S government agencies and authorities	—	23.7	—	23.7
U.S. corporate, state and municipalities	—	10,513.9	113.6	10,627.5
Foreign(1)	—	5,345.7	20.9	5,366.6
Residential mortgage-backed securities	—	1,829.5	24.2	1,853.7
Commercial mortgage-backed securities	—	1,763.6	—	1,763.6
Other asset-backed securities	—	602.5	78.2	680.7
Total fixed maturities, including securities pledged	1,303.7	20,086.7	236.9	21,627.3
Equity securities, available-for-sale	14.0	—	15.8	29.8
Derivatives:
Interest rate contracts	—	1,283.5	—	1,283.5
Foreign exchange contracts	—	10.4	—	10.4
Equity contracts	23.9	50.8	11.7	86.4
Credit contracts	—	1.0	—	1.0
Cash and cash equivalents, short-term investments and short-term
investments under securities loan agreements	3,115.0	6.1	—	3,121.1
Assets held in separate accounts	39,799.1	—	—	39,799.1
Total assets	$44,255.7	$21,438.5	$ 264.4	$65,958.6

Liabilities:
Annuity product guarantees:
FIA	$ —	$ —	$ 1,393.8	$ 1,393.8
GMAB / GMWB / GMWBL(2)	—	—	2,004.0	2,004.0
Embedded derivative on reinsurance	—	301.3	—	301.3
Derivatives:
Interest rate contracts	0.4	539.1	—	539.5
Foreign exchange contracts	—	27.4	—	27.4
Equity contracts	212.6	19.1	—	231.7
Credit contracts	—	—	—	—
Total liabilities	$ 213.0	$ 886.9	$ 3,397.8	$ 4,497.7

(1) Primarily U.S. dollar dominated
(2) Guaranteed minimum accumulation benefits ("GMAB"), Guaranteed minimum withdrawal benefits ("GMWB"), Guaranteed minimum withdrawal benefits for life ("GMWBL").

                                                                                                        C-48

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

	2011
	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$ 1,778.0	$ 7.8	$ —	$ 1,785.8
U.S government agencies and authorities	—	23.7	—	23.7
U.S. corporate, state and municipalities	—	10,251.1	124.5	10,375.6
Foreign(1)	—	5,525.2	56.9	5,582.1
Residential mortgage-backed securities	—	2,245.1	60.7	2,305.8
Commercial mortgage-backed securities	—	2,001.9	—	2,001.9
Other asset-backed securities	—	600.8	72.8	673.6
Total fixed maturities, including securities pledged	1,778.0	20,655.6	314.9	22,748.5
Equity securities, available-for-sale	11.4	—	16.3	27.7
Derivatives:
Interest rate contracts	4.0	1,534.4	—	1,538.4
Foreign exchange contracts	—	9.7	—	9.7
Equity contracts	26.5	—	33.6	60.1
Credit contracts	—	0.9	—	0.9
Cash and cash equivalents, short-term investments and short-term
investments under securities loan agreements	2,760.7	5.8	—	2,766.5
Assets held in separate accounts	39,356.9	—	—	39,356.9
Total assets	$43,937.5	$22,206.4	$ 364.8	$ 66,508.7

Liabilities:
Annuity product guarantees:
FIA	$ —	$ —	$ 1,282.2	$ 1,282.2
GMAB / GMWB / GMWBL(2)	—	—	2,229.9	2,229.9
Embedded derivative on reinsurance	—	230.9	—	230.9
Derivatives:
Interest rate contracts	—	520.0	—	520.0
Foreign exchange contracts	—	42.4	—	42.4
Equity contracts	3.3	—	25.1	28.4
Credit contracts	—	1.2	12.9	14.1
Total liabilities	$ 3.3	$ 794.5	$ 3,550.1	$ 4,347.9

(1) Primarily U.S. dollar dominated
(2) Guaranteed minimum accumulation benefits ("GMAB"), Guaranteed minimum withdrawal benefits ("GMWB"), Guaranteed minimum withdrawal benefits for life ("GMWBL").

Valuation of Financial Assets and Liabilities at Fair Value

Certain assets and liabilities are measured at estimated fair value on the Company’s Balance Sheets. In addition, further disclosure of estimated fair values is included in the Investments note to these Financial Statements. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.
The exit price and the transaction (or entry) price will be the same at initial recognition in many circumstances. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with an equal credit standing. Fair value is required to be a market-based measurement which is determined based on a hypothetical transaction at the measurement date, from a market participant’s

                                                                                            C-49

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

perspective. The Company considers three broad valuation techniques when a quoted price is unavailable: (i) the market approach, (ii) the income approach and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given the instrument being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available.

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of "exit price" and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third party commercial pricing services, brokers and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from third-party commercial pricing services are non-
binding. The Company reviews the assumptions and inputs used by third-party commercial pricing services for each reporting period in order to determine an appropriate fair value hierarchy level. The documentation and analysis obtained from third-
party commercial pricing services are reviewed by the Company, including in-depth validation procedures confirming the observability of inputs. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

The following valuation methods and assumptions were used by the Company in estimating the reported values for the investments and derivatives described below:

Fixed maturities: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices and are classified as Level 1 assets. Assets in this category would primarily include certain U.S. Treasury securities. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values and are classified as Level 2 assets. These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data. This category includes U.S. and foreign corporate bonds, ABS, U.S. agency and government guaranteed securities, CMBS and RMBS, including certain CMO assets.

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited. Securities priced using independent broker quotes are classified as Level 3.

Broker quotes and prices obtained from pricing services are reviewed and validated through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.
As of December 31, 2012, $157.7 and $16.3 billion of a total fair value of $21.6 billion in fixed maturities, including securities pledged, were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing. At December 31, 2011, $157.1 and $17.7 billion of a total of $22.7 billion in fixed maturities, including securities pledged, were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively, and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing model.

All prices and broker quotes obtained go through the review process described above including valuations for which only one broker quote is obtained. After review, for those instruments where the price is determined to be appropriate, the unadjusted price provided is used for financial statement valuation. If it is determined that the price is questionable, another price may be requested from a different vendor. The internal valuation committee then reviews all prices for the instrument again, along with information from the review, to determine which price best represents "exit price" for the instrument.

Fair values of privately placed bonds are determined primarily using a matrix-based pricing model and are generally classified as Level 2 assets. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company’s evaluation of the borrower’s ability to compete in its relevant market. Using this data, the model generates estimated market values which the
Company considers reflective of the fair value of each privately placed bond.

                                                                                          C-50

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Equity securities, available-for-sale: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 2 or Level 3 assets.

Derivatives: Derivatives are carried at fair value which is determined using the Company’s derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, S&P 500 Index prices, London Interbank Offered Rates ("LIBOR") and Overnight Index Swap ("OIS") rates. In June 2012, the Company began using OIS rather than LIBOR for valuations of collateralized interest rate derivatives, which are obtained from third-
party sources. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third-party brokers. Counterparty credit risk is considered and incorporated in the Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure. It is the Company’s policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company’s nonperformance risk is also considered and incorporated in the Company’s valuation process. Valuations for the Company’s futures and interest rate forward contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The
Company also has certain credit default swaps and options that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2.

The Company has entered into a number of options as hedges on its FIA liabilities. The maximum exposure is the current value of the option. The payoff of these contracts depends on market conditions during the lifetime of the option. The fair value measurement of options is highly sensitive to implied equity and interest rate volatility and the market reflects a considerable variance in broker quotes. The Company uses a third-party vendor to determine the market value of these options.

Cash and cash equivalents, Short-term investments and Short-term investments under securities loan agreement: The carrying amounts for cash reflect the assets' fair values. The fair value for cash equivalents and most short-term investments are determined based on quoted market prices. These assets are classified as Level 1. Other short-term investments are valued and classified in the fair value hierarchy consistent with the policies described herein, depending on investment type.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts. The underlying investments include mutual funds, short-term investments and cash, the valuations of which are based upon a quoted market price and are included in Level 1. Fixed maturity valuations are obtained from third-party commercial pricing services and brokers and are classified in the fair value hierarchy consistent with the policy described above for fixed maturities.

Annuity product guarantees: The Company records reserves for annuity contracts containing GMAB, GMWB and GMWBL riders. The guarantee is an embedded derivative and is required to be accounted for separately from the host variable annuity contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of market return scenarios and other market implied assumptions. These derivatives are classified as Level 3 liabilities in the fair value hierarchy.

The Company records an embedded derivative liability for its FIA contracts for interest payments to contract holders above the minimum guaranteed interest rate. The guarantee is treated as an embedded derivative and is required to be accounted for separately from the host contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by market implied assumptions. These derivatives are classified as
Level 3 liabilities in the fair value hierarchy.

The discount rate used to determine the fair value of the Company's guaranteed minimum accumulation benefits ("GMAB"), guaranteed minimum withdrawal benefits ("GMWB"), guaranteed minimum withdrawal benefits with life payouts
("GMWBL") and fixed-indexed annuity ("FIA") embedded derivative liabilities includes an adjustment to reflect the risk that these obligations will not be fulfilled ("nonperformance risk"). Through June 30, 2012, the Company's nonperformance risk adjustment was based on the credit default swap spreads of ING Insurance, the Company's indirect parent company and applied to the risk-free swap curve in the Company's valuation models for these product guarantees. As a result of the availability of
ING U.S., Inc.'s market observable data following the issuance of long-term debt on July 13, 2012, the Company changed its estimate of nonperformance risk as of the beginning of the third quarter of 2012 to incorporate a blend of observable, similarly

                                                                                                 C-51

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

rated peer company credit default swap spreads, adjusted to reflect the credit quality of the Company as well as an adjustment to reflect the priority of policyholder claims.

The Company's valuation actuaries are responsible for the policies and procedures for valuing the embedded derivatives, reflecting the capital markets and actuarial valuation inputs and nonperformance risk in the estimate of the fair value of the embedded derivatives. The actuarial and capital market assumptions for each liability are approved by each product's Chief
Risk Officer ("CRO"), including an independent annual review by the U.S. CRO. Models used to value the embedded derivatives must comply with the Company's governance policies.

Quarterly, an attribution analysis is performed to quantify changes in fair value measurements and a sensitivity analysis is used to analyze the changes. The changes in fair value measurements are also compared to corresponding movements in the hedge target to assess the validity of the attributions. The results of the attribution analysis are reviewed by the valuation actuaries, responsible CFOs, Controllers, CROs and/or others as nominated by management.

Embedded derivative on reinsurance: The carrying value of the embedded derivative is estimated based upon the change in the fair value of the assets supporting the funds withheld payable under the combined coinsurance and coinsurance funds withheld reinsurance agreement between the Company and Security Life of Denver International Limited ("SLDI"). As the fair value of the assets held in trust is based on a quoted market price (Level 1), the fair value of the embedded derivative is based on market observable inputs and is classified as Level 2.

Transfers in and out of Level 1 and 2

There were no securities transferred between Levels 1 and Level 2 for the years ended December 31, 2012 and 2011. The
Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by ASC Topic 820), including but not limited to liquidity spreads for investments within markets deemed not currently active. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level 3. In light of the methodologies employed to obtain the fair values of financial assets and liabilities classified as Level 3, additional information is presented below.

                                                                                                       C-52

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities and transfers in and out of Level 3 for the year ended December 31,
2012:

	Year Ended December 31, 2012
	Fair Value as of January 1	Total Realized/Unreal ized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers in to Level 3(2)	Transfers out of Level 3(2)	Fair Value as of December 31	Change in Unrealized Gains (Losses) Included in Earnings (3)
		Net Income	OCI
Fixed maturities, including
U.S. corporate, state and
municipalities	$ 124.5	$ 0.6	$ (1.9)	$ —	$ —	$ —	$ (22.3)	$ 36.3	$ (23.6)	$ 113.6	$ 0.6
Foreign	56.9	0.6	(0.5)	—	—	(4.0)	(5.6)	8.3	(34.8)	20.9	—
Residential mortgage-backed
securities	60.7	(0.8)	0.2	—	—	—	(1.0)	—	(34.9)	24.2	(0.8)
Other asset-backed securities	72.8	6.4	3.1	—	—	(16.6)	(4.4)	16.9	—	78.2	2.6
Total fixed maturities, including	314.9	6.8	0.9	—	—	(20.6)	(33.3)	61.5	(93.3)	236.9	2.4

Equity securities, available-for-sale	16.3	(0.1)	(0.1)	2.3	—	(2.4)	—	—	(0.2)	15.8	—
Derivatives, net	(4.4)	(0.9)	—	18.5	—	—	—	—	(1.5)	11.7	(6.7)
Annuity product guarantees:
FIA	(1,282.2)	(173.7)	—	—	(81.2)	—	143.3	—	—	(1,393.8)	—
GMWB/GMAB/GMWBL	(2,229.9)	376.6	—	—	(151.3)	—	0.6	—	—	(2,004.0)	—
Total annuity product guarantees	(3,512.1)	202.9 (1)	—	—	(232.5)	—	143.9	—	—	(3,397.8)	—
(1) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Statements of Operations.
(2) The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(3) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Statements of Operations.

                                                                                                                                              C-53

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities and transfers in and out of Level 3 for the year ended December 31,
2011:

	Year Ended December 31, 2011
	Fair Value as of January 1	Total Realized/Unreal ized Gains (Losses) Included in:			Purchases	Issuances	Sales	Settlements	Transfers in to Level 3(2)	Transfers out of Level 3(2)	Fair Value as of December 31	Change in Unrealized Gains (Losses) Included in Earnings (3)
		Net Income		OCI
Fixed maturities, including
securities pledged:
U.S. corporate, state and
municipalities	$ 40.1	$ (0.3)	$ (2.7)		$ 12.6	$ —	$ —	$ (24.7)	$ 99.5	$ —	$ 124.5	$ (0.2)
Foreign	9.8	0.3		(0.1)	13.9	—	(12.5)	(7.7)	54.9	(1.7)	56.9	(0.5)
Residential mortgage-backed
securities	198.6	—		(0.6)	34.3	—	(0.1)	(11.3)	1.9	(162.1)	60.7	(1.0)
Other asset-backed securities	644.8	(78.7)		64.3	—	—	(214.7)	(35.7)	—	(307.2)	72.8	(10.1)
Total fixed maturities, including
securities pledged	893.3	(78.7)		60.9	60.8	—	(227.3)	(79.4)	156.3	(471.0)	314.9	(11.8)

Equity securities, available-for-sale	13.5	(0.1)		0.1	4.3	—	(0.2)	—	—	(1.3)	16.3	—
Derivatives, net	76.6	(38.6)		—	—	—	(42.4)	—	—	—	(4.4)	(50.0)
Annuity product guarantees:
FIA	(1,165.5)	(111.7)		—	—	(128.3)	—	123.3	—	—	(1,282.2)	—
GMWB/GMAB/GMWBL	(490.2)	(1,587.4)		—	—	(154.5)	—	2.2	—	—	(2,229.9)	—
Total annuity product guarantees	(1,655.7)	(1,699.1)	(1)	—	—	$ (282.8)	$ —	125.5	—	—	(3,512.1)	—

(1) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-
contract basis. These amounts are included in Other net realized capital gains (losses) in the Statements of Operations.
(2) The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(3) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Statements of Operations.

                                                                                                                             C-54

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The transfers in and out of Level 3 for fixed maturities, equity securities and separate account for the year ended December 31,
2012, were due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

The fair value of certain options and swap contracts were valued using observable inputs and such options and swap contracts were transferred from Level 3 to Level 2 during the year ended December 31, 2012.

The transfers out of Level 3 for the year ended December 31, 2011 in fixed maturities, including securities pledged, were primarily due to the Company's determination that the market for subprime RMBS securities had become active in the first quarter 2011 and to an increased utilization of vendor valuations for certain CMO assets, as opposed to the previous use of broker quotes in the second quarter of 2011. While the valuation methodology for subprime RMBS securities has not changed, the Company has concluded that the frequency of transactions in the market for subprime RMBS securities represent regularly occurring market transactions and therefore are now classified as Level 2.

Significant Unobservable Inputs

Quantitative information about the significant unobservable inputs used in the Company's Level 3 fair value measurements of its annuity product guarantees is presented in the following sections and table.

The Company's Level 3 fair value measurements of its fixed maturities, equity securities available-for-sale and equity and credit derivative contracts are primarily based on broker quotes for which the quantitative detail of the unobservable inputs is neither provided nor reasonably corroborated, thus negating the ability to perform a sensitivity analysis. The Company performs a review of broker quotes by performing a monthly price variance comparison and back tests broker quotes to recent trade prices.

Significant unobservable inputs used in the fair value measurements of GMABs, GMWBs and GMWBLs include long-term equity implied volatility, correlations between the rate of return on policyholder funds and between interest rates and equity returns, nonperformance risk, mortality and policyholder behavior assumptions, such as benefit utilization, lapses and partial withdrawals.

Significant unobservable inputs used in the fair value measurements of FIAs include nonperformance risk and lapses. Such inputs are monitored quarterly.

Following is a description of selected inputs:

Equity Volatility: A term-structure model is used to approximate implied volatility for the equity indices for GMAB,
GMWB and GMWBL fair value measurements. Where no implied volatility is readily available in the market, an alternative approach is applied based on historical volatility.

Correlations: Integrated interest rate and equity scenarios are used in GMAB, GMWB and GMWBL fair value measurements to better reflect market interest rates and interest rate volatility correlations between equity and fixed income fund groups and between equity fund groups and interest rates. The correlations are based on historical fund returns and swap rates from external sources.

Nonperformance Risk: For the estimate of the fair value of embedded derivatives associated with the Company's product guarantees, the Company uses a blend of observable, similarly rated peer company credit default swap spreads, adjusted to reflect the credit quality of the Company as well as adjustment to reflect the priority of policyholder claims.

Actuarial Assumptions: Management regularly reviews actuarial assumptions, which are based on the Company's experience and periodically reviewed against industry standards. Industry standards and Company experience may be limited on certain products.

                                                                                 C-55

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the unobservable inputs for Level 3 fair value measurements as of December 31, 2012:

Range(1)
GMWB /
Unobservable Input	GMWBL		GMAB		FIA
Long-term equity implied volatility	15% to 25%		15% to 25%		—
Correlations between:
Equity Funds	50% to 98%		50% to 98%		—
Equity and Fixed Income Funds	-20% to 44%		-20% to 44%		—
Interest Rates and Equity Funds	-25% to -16%		-25% to -16%		—
Nonperformance risk	0.10% to 1.3%		0.10% to 1.3%		0.10% to 1.3%
Actuarial Assumptions:
Benefit Utilization	85% to 100%	(2)	—		—
Partial Withdrawals	0% to 10%		0% to 10%		—
Lapses	0.08% to 32%	(3)	0.08% to 31%	(3)	0% to 10%	(3)
Mortality	—	(4)	—	(4)	—

(1)	Represents the range of reasonable assumptions that management has used in its fair value calculations.
(2)	Those policyholders who have elected systematic withdrawals are assumed to continue taking withdrawals. As a percent of account value, 26% are taking systematic withdrawals. Of those policyholders who are not taking withdrawals, we assume that 85% will begin systematic withdrawals after a delay period.
The utilization function varies by policyholder age and policy duration. Interactions with lapses and mortality also affect utilization. The utilization rate for
GMWB and GMWBL tends to be lower for younger contract owners and contracts that have not reached their maximum accumulated GMWB and GMWBL benefit amount. There is also a lower utilization rate, though indirectly, for contracts that are less “in the money” due to higher lapses. Conversely, the utilization rate tends to be higher for contract owners near or beyond retirement age and contracts that have accumulated their maximum GMWB or GMWBL benefit amount. There is also a higher utilization rate, though indirectly, for contracts that are highly “in the money”. The chart below provides the GMWBL account value by current age group and average expected delay times from the associated attained age group as of December 31, 2012 (account value amounts are in
$ billions).

	Account Values

Attained Age Group	In the Money	Out of the Money	Total	Average Expected Delay (Years)
< 60	$ 3.54	$ 0.27	$ 3.81	5.5
60-69	6.80	0.36	7.16	1.9
70+	4.16	0.14	4.30	0.2
	$ 14.50	$ 0.77	$ 15.27	2.8

(3)	Lapse rates tend to be lower during the contractual surrender charge period and higher after the surrender charge period ends; the highest lapse rates occur in the year immediately after the end of the surrender charge period. We make dynamic adjustments to lower the lapse rates for contracts that are more “in the money.” The table below shows an analysis of policy account values according to whether they are in or out of the surrender charge period and to whether they are "in the money" or "out of the money" as of December 31, 2012 (account value amounts are in $ billions).

		GMAB		GMWB/GMWBL
	Moneyness	Account Value	Lapse Range	Account Value	Lapse Range
During Surrender Charge Period
	In the Money**	$ —	0.08% to 8.2%	$ 8.5	0.08% to 5.8%
	Out of the Money	—	0.41% to 12%	0.9	0.35% to 12%
After Surrender Charge Period
	In the Money**	—	2.4% to 22%	6.1	1.5% to 17%
	Out of the Money	0.1	12% to 31%	0.6	3.2% to 32%

**	The low end of the range corresponds to policies that are highly "in the money." The high end of the range corresponds to the policies that are close to zero in terms of "in the moneyness."

(4) The mortality rate is based on the Annuity 2000 Basic table with mortality improvements.

                                                                                                   C-56

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Generally, the following will cause an increase (decrease) in the GMAB, GMWB and GMWBL embedded derivative fair value liabilities:

  An increase (decrease) in long-term equity implied volatility
  An increase (decrease) in equity-interest rate correlations
  A decrease (increase) in nonperformance risk
  A decrease (increase) in mortality
  An increase (decrease) in benefit utilization
  A decrease (increase) in lapses

Changes in fund correlations may increase or decrease the fair value depending on the direction of the movement and the mix of funds. Changes in partial withdrawals may increase or decrease the fair value depending on the timing and magnitude of withdrawals.

Generally, the following will cause an increase (decrease) in the FIA embedded derivative fair value liability:

  A decrease (increase) in nonperformance risk
  A decrease (increase) in lapses

The Company notes the following interrelationships:

  Higher long-term equity implied volatility is often correlated with lower equity returns, which will result in higher in-
  the-moneyness, which in turn, results in lower lapses due to the dynamic lapse component reducing the lapses. This increases the projected number of policies that are available to use the GMWBL benefit and may also increase the fair value of the GMWBL.
  Generally, an increase (decrease) in benefit utilization will decrease (increase) lapses for GMWB and GMWBL.

                                                                                                         C-57

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Other Financial Instruments

The carrying values and estimated fair values of the Company’s financial instruments were as follows as of December 31, 2012 and 2011:

		2012		2011
	Carrying	Fair	Carrying		Fair
	Value	Value	Value		Value
Assets:
Fixed maturities, including securities pledged	$ 21,627.3	$ 21,627.3	$ 22,748.5	$ 22,748.5
Equity securities, available-for-sale	29.8	29.8	27.7		27.7
Mortgage loans on real estate	2,835.0	2,924.7	3,137.3		3,214.1
Loan - Dutch State obligation(1)	—	—	658.2		660.6
Policy loans	101.8	101.8	112.0		112.0
Limited partnerships/corporations	166.9	166.9	305.4		305.4
Cash, cash equivalents, short-term investments and short-
term investments under securities loan agreements	3,121.1	3,121.1	2,766.5		2,766.5
Derivatives	1,381.3	1,381.3	1,609.1		1,609.1
Other investments	80.7	80.7	82.2		82.2
Deposits from affiliates	901.7	984.4	1,377.6		1,360.3
Assets held in separate accounts	39,799.1	39,799.1	39,356.9		39,356.9
Liabilities:
Investment contract liabilities:
Deferred annuities(2)	20,262.4	21,062.8	22,453.2		22,749.4
Funding agreements with a fixed maturity and guaranteed
investment contracts	1,818.6	1,718.0	2,568.2		2,367.7
Supplementary contracts, immediate annuities and other	1,094.1	1,194.4	1,062.7		1,128.4
Annuity product guarantees:
FIA	1,393.8	1,393.8	1,282.2		1,282.2
GMAB/GMWB/GMWBL	2,004.0	2,004.0	2,229.9		2,229.9
Derivatives	798.6	798.6	604.9		604.9
Long-term debt	435.0	491.6	435.0		419.3
Embedded derivative on reinsurance	301.3	301.3	230.9		230.9
(1) This facility was terminated in November 2012. Refer to the Related Party note for further description of the transaction.
(2) Certain amounts included in Deferred annuities are also reflected within the Annuity product guarantees section of the table above.

The following disclosures are made in accordance with the requirements of ASC Topic 825 which requires disclosure of fair value information about financial instruments, whether or not recognized at fair value on the Balance Sheets, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

ASC Topic 825 excludes certain financial instruments, including insurance contracts and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the
Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments, which are not carried at fair value on the Balance Sheets:

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated on a monthly basis using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar

                                                                                                     C-58

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Mortgage loans on real estate are classified as Level 3.

Loan - Dutch State obligation: The fair value of the Dutch State loan obligation is estimated utilizing cash flows net of certain contract fees discounted using The Netherlands Strip Yield Curve and is classified as Level 2.

Policy loans: The fair value of policy loans is equal to the carrying, or cash surrender, value of the loans. Policy loans are fully collateralized by the cash surrender value of the associated insurance contracts and are classified as Level 2.

Limited partnerships/corporations: The fair value for these investments, primarily private equity fund of funds and hedge funds, is based on actual or estimated Net Asset Value ("NAV") information as provided by the investee and are classified as
Level 3.

Other investments: Federal Home Loan Bank ("FHLB") stock is carried at cost and periodically evaluated for impairment based on ultimate recovery of par value and is classified as Level 1. The carrying value of the stock was $78.9 and $80.2 as of
December 31, 2012 and 2011, respectively.

Deposits from affiliates: Fair value is estimated based on the fair value of the liabilities for the underlying contracts, plus the fair value of the unamortized ceding allowance. The Fair value of the liabilities of the underlying contract is estimated based on the mean present value of stochastically modeled cash flows associated with the contract liabilities taking into account assumptions about contract holder behavior. The stochastic valuation scenario set is consistent with current market parameters and discount is taken using stochastically evolving short risk-free rates plus an adjustment for nonperformance risk. Margins for non-financial risks associated with the contract liabilities are also included. The fair value of the unamortized ceding allowance is based on the projected release ceding allowances and discounted at risk-free rates plus an adjustment for nonperformance risk. These liabilities are classified as Level 3.

Investment contract liabilities:

Deferred annuities: Fair value is estimated as the mean present value of stochastically modeled cash flows associated with the contract liabilities, taking into account assumptions about contract holder behavior. The stochastic valuation scenario set is consistent with current market parameters and discount is taken using stochastically evolving risk-free rates in the scenarios plus an adjustment for nonperformance risk. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

Funding agreements with a fixed maturity and guaranteed investment contracts: Fair value is estimated by discounting cash flows, including associated expenses for maintaining the contracts, at rates, which are risk-free rates plus an adjustment for nonperformance risk. These liabilities are classified as Level 2.

Supplementary contracts and immediate annuities: Fair value is estimated as the mean present value of the single deterministically modeled cash flows associated with the contract liabilities discounted using stochastically evolving short risk-free rates in the scenarios plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

Long-term debt: Estimated fair value of the Company’s notes to affiliates is based upon discounted future cash flows using a discount rate approximating the current market rate, incorporating nonperformance risk and is classified as Level 2.

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement
of the instruments. In evaluating the Company’s management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

                                                                                             C-59

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

5.      Deferred Policy Acquisition Costs and Value of Business Acquired

Activity within DAC was as follows for the years ended December 31, 2012, 2011 and 2010.

	2012	2011	2010
Balance at January 1	$ 3,326.5	$ 2,758.9	$ 3,322.4
Deferrals of commissions and expenses	107.8	126.8	171.1
Amortization:
Amortization	(582.0)	742.6	(570.8)
Interest accrued(1)	262.7	169.1	177.2
Net amortization included in the Statements of Operations	(319.3)	911.7	(393.6)
Change in unrealized capital gains/losses on available-for-sale
securities	(146.8)	(470.9)	(341.0)
Balance at December 31	$ 2,968.2	$ 3,326.5	$ 2,758.9
(1) Interest accrued at 3.0% to 7.0% during 2012, 2011 and 2010.

Activity within VOBA was as follows for the years ended December 31, 2012, 2011 and 2010.

	2012	2011	2010
Balance at January 1	$ 46.1	$ 66.5	$ 113.2
Amortization:
Amortization	(27.5)	(11.0)	(28.6)
Interest accrued(1)	3.1	3.7	3.9
Net amortization included in the Statements of Operations	(24.4)	(7.3)	(24.7)
Change in unrealized capital gains/losses on available-for-sale
securities	6.7	(13.1)	(22.0)
Balance at December 31	$ 28.4	$ 46.1	$ 66.5
(1) Interest accrued at 3.0% to 7.0% during 2012, 2011 and 2010.

The estimated amount of VOBA amortization expense, net of interest, is $0.2, $6.4, $6.4, $5.4 and $4.8, for the years 2013,
2014, 2015, 2016 and 2017, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

6.      Sales Inducements

During the year ended December 31, 2012, 2011 and 2010, the Company capitalized $29.8, $32.2 and $46.9, respectively, of sales inducements. During the years ended December 31, 2012, 2011 and 2010, the Company amortized $(303.1), $461.8 and
$(82.0), respectively, of sales inducements. The unamortized balance of capitalized sales inducements, net of unrealized capital gains (losses) on available-for-sale securities, was $741.6, $1,023.9 and $669.9 as of December 31, 2012, 2011 and
2010, respectively.

7.      Additional Insurance Benefits and Minimum Guarantees

Under the requirements of ASC Topic 944, the Company calculates reserve liabilities for certain guaranteed benefits and for universal life products with certain patterns of cost of insurance charges and certain other fees.

                                                                                      C-60

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following assumptions and methodology were used to determine GMDB, GMIB, GMWBL, GMAB and GMWB additional reserves at December 31, 2012 and 2011.

Area	Assumptions/Basis for Assumptions
Data used	Based on 1,000 investment performance scenarios
Mean investment performance

GMDB: The mean investment performance varies by fund group. In general the Company groups all separate account returns into 6 fund groups and generate stochastic returns for each of these fund groups. The overall mean blended separate account return is 8.1%. The general account fixed portion is a small percentage of the overall total.

GMIB: the overall blended mean is 8.1% based on a single fund group. GMAB / GMWB / GMWBL: Zero rate curve.

Volatility	GMDB: 15.8% for 2012 and 2011. GMIB: 15.8% for 2012 and 16.5% for 2011. GMAB / GMWB / GMWBL: Implied volatilities through the first 5 years and then a blend of implied and historical thereafter.
Mortality	Depending on the type of benefit and gender, the Company uses Annuity 2000 basic table with mortality improvement through 2011, further adjusted for company experience.
Lapse rates	Vary by contract type, share class, time remaining in the surrender charge period and in-the- moneyness.
Discount rates	GMDB / GMIB: 5.5% for 2012 and 2011. GMAB / GMWB / GMWBL: Zero rate curve plus adjustment for nonperformance risk.

The calculation of the GMIB and GMWBL liabilities assumes dynamic surrenders and dynamic utilization of the guaranteed benefit reserves.

The separate account liabilities subject to the requirements for additional reserve liabilities under ASC Topic 944 for minimum guaranteed benefits and the additional liabilities recognized related to minimum guarantees, by type, as of December 31, 2012 and 2011, and the paid and incurred amounts by type for the years ended December 31, 2012 and 2011, were as follows:

	GMDB	GMAB/GMWB	GMIB	GMWBL
Separate account liability at December 31, 2012	$ 39,799.1	$ 954.1	$ 14,503.9	$ 15,249.5

Separate account liability at December 31, 2011	$ 39,356.9	$ 1,105.9	$ 14,208.0	$ 14,743.7

Additional liability balance:
Balance at January 1, 2011	$ 373.9	$ 77.0	$ —	$ 217.5
Incurred guaranteed benefits	246.7	40.1	—	1,520.6
Paid guaranteed benefits	(110.3)	(2.2)	—	—
Balance at December 31, 2011	$ 510.3	$ 114.9	$ —	$ 1,738.1
Incurred guaranteed benefits	94.2	(38.3)	—	(226.3)
Paid guaranteed benefits	(116.5)	(0.6)	—	—
Balance at December 31, 2012	$ 488.0	$ 76.0	$ —	$ 1,511.8

                                                                                                                C-61

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The net amount at risk, net of reinsurance, and the weighted average attained age of contract owners by type of minimum guaranteed benefit, were as follows as of December 31, 2012 and 2011.

	GMDB	GMAB/GMWB	GMIB	GMWBL
2012
Net amount at risk, net of reinsurance	$ 6,920.6	$ 38.4	$ —	$ —
Weighted average attained age	69.0	69.0	—	—

2011
Net amount at risk, net of reinsurance	$ 8,699.0	$ 63.2	$ —	$ —
Weighted average attained age	68.0	68.0	—	—

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2012 and 2011 was $39.8 billion and $39.4 billion, respectively.

8.      Reinsurance

At December 31, 2012, the Company had reinsurance treaties with 15 unaffiliated reinsurers covering a portion of the mortality risks and guaranteed death and living benefits under its annuity contracts. The Company, as cedant, also has reinsurance treaties with two affiliates, SLD and SLDI, related to GICs, fixed annuities, variable annuities and universal life insurance policies. In addition, the Company assumed reinsurance risk under reinsurance treaties with its affiliate, ReliaStar Life
Insurance Company ("RLI"), related to certain life insurance policies and employee benefit group annual term policies. The
Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

Reinsurance ceded in force for life mortality risks was $155.1 billion and $147.7 billion at December 31, 2012 and 2011, respectively. At December 31, 2012 and 2011, net receivables were comprised of the following:

	2012	2011
Claims recoverable from reinsurers	$ 8.0	$ 11.0
Amounts due to reinsurers	(10.8)	(23.6)
Reinsurance reserves ceded	2,585.5	2,188.2
Deposits	901.7	1,377.6
Reinsurance receivable	523.1	498.1
Other	7.2	17.3
Total	$ 4,014.7	$ 4,068.6

Premiums and Interest credited and other benefits to contract owners were reduced by the following amounts for reinsurance ceded for the years ended December 31, 2012, 2011 and 2010.

	2012	2011	2010
Premiums:
Direct premiums	$ 16.3	$ 16.9	$ 17.8
Reinsurance assumed	480.3	478.4	522.8
Reinsurance ceded	(37.6)	(39.1)	(260.0)
Net premiums	$ 459.0	$ 456.2	$ 280.6

                                                                                                      C-62

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

9.      Capital Contributions, Dividends and Statutory Information

The Company's ability to pay dividends to its parent is subject to the prior approval of the State of Iowa Insurance Division (the
"Division") for payment of any dividend, which, when combined with other dividends paid within the preceding twelve months, exceeds the greater of (1) ten percent (10.0%) of the Company's earned statutory surplus at the prior year end or (2) the
Company's prior year statutory net gain from operations. Iowa law also prohibits an Iowa insurer from declaring or paying a dividend except out of its earned surplus unless prior insurance regulatory approval is obtained.

During the year ended December 31, 2012, following receipt of required approval from the Division, the Company paid a return of capital distribution of $250.0 to its Parent. During the years ended December 31, 2011 and 2010, the Company did not pay a dividend or return of capital distribution to its Parent.

During the year ended December 31, 2012, the Company did not receive any capital contributions from its Parent. During the years ended December 31, 2011 and 2010, the Company received $44.0 and $749.0, respectively, in capital contributions from its Parent.

The Company is subject to minimum risk-based capital ("RBC") requirements established by the Division. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital
("TAC"), as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Division. Such statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities and contract owner account balances using different actuarial assumptions as well as valuing investments and certain assets and accounting for deferred taxes on a different basis. Certain assets that are not admitted under statutory accounting principles are charged directly to surplus.
Depending on the regulations of the Division, the entire amount or a portion of an insurance company's asset balance can be nonadmitted based on the specific rules regarding admissibility.

Statutory net income (loss) was $(9.1), $386.0 and $(384.4), for the years ended December 31, 2012, 2011 and 2010, respectively. Statutory capital and surplus was $2.2 billion as of December 31, 2012 and 2011.

10.      Accumulated Other Comprehensive Income (Loss)

Shareholder’s equity included the following components of AOCI as of December 31, 2012, 2011 and 2010.

	2012	2011	2010

Fixed maturities, net of OTTI	$ 2,004.5	$ 1,331.1	$ 682.4
Equity securities, available-for-sale	3.4	1.0	6.9
Derivatives	(0.7)	(1.1)	0.3
DAC/VOBA and sales inducements adjustment on available-for-
sale securities	(1,283.3)	(1,134.1)	(510.1)
Other investments	(35.4)	(35.7)	(35.7)
Unrealized capital gains (losses), before tax	688.5	161.2	143.8
Net deferred income tax asset (liability)	(55.3)	82.7	9.8
Unrealized capital gains (losses), after tax	633.2	243.9	153.6
Pension liability, net of tax	1.0	1.2	1.2
AOCI	$ 634.2	$ 245.1	$ 154.8

                                                                                                              C-63

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Changes in AOCI, net of DAC, VOBA and tax, related to changes in unrealized capital gains (losses) on securities, including securities pledged, were as follows for the years ended December 31, 2012, 2011 and 2010.

	2012	2011	2010
Fixed maturities	$ 660.7	$ 619.7	$ 1,244.0
Equity securities, available-for-sale	2.4	(5.9)	3.4
Derivatives	0.4	(1.4)	0.3
DAC/VOBA and sales inducements adjustment on available-for-
sale securities	(149.2)	(624.0)	(451.7)
Other investments	0.3	—	(10.7)
Change in unrealized gains/losses on securities, before tax	514.6	(11.6)	785.3
Deferred income tax asset/liability	(133.5)	83.1	(101.8)
Change in unrealized gains/losses on securities, after tax	381.1	71.5	683.5

Change in OTTI, before tax	12.7	29.0	(6.9)
Deferred income tax asset /liability	(4.5)	(10.2)	2.4
Change in OTTI, after tax	8.2	18.8	(4.5)

Pension and other post-employment benefit liability, before tax	(0.2)	—	(0.2)
Deferred income tax asset/liability	—	—	0.1
Pension and other post-employment benefit liability, after tax	(0.2)	—	(0.1)

Net change in AOCI, after tax	$ 389.1	$ 90.3	$ 678.9

Changes in unrealized capital gains/losses on securities, including securities pledged and noncredit impairments, as recognized in AOCI , reported net of DAC, VOBA and income taxes, were as follows for the years ended December 31, 2012, 2011 and
2010.

	2012	2011	2010
Net unrealized capital gains/losses arising during the year(1)	$ 447.5	$ 34.0	$ 515.4
Less: reclassification adjustment for gains (losses) and other items
included in Net income (loss)(2)	97.9	22.7	9.4
Change in deferred tax valuation allowance and other tax
adjustments(3)	39.7	79.0	173.0
Net change in unrealized capital gains/losses on securities	$ 389.3	$ 90.3	$ 679.0

(1) Pretax net unrealized capital gains/losses arising during the year were $674.9, $52.3 and $792.9 for the years ended December 31, 2012, 2011 and 2010, respectively.
(2) Pretax reclassification adjustments for gains (losses) and other items included in Net income (loss) were $147.6, $34.9 and $14.5, for the years ended
December 31, 2012, 2011 and 2010, respectively.
(3) These amounts include amounts allocated to Other Comprehensive Income in accordance with the exception described in ASC 740-20-45-7.

                                                                                                  C-64

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

11. Income Taxes

Income tax expense (benefit) consisted of the following for the years ended December 31, 2012, 2011 and 2010.

	2012	2011	2010
Current tax expense (benefit):
Federal	$ 266.6	$ (195.8)	$ 622.9
Total current tax expense (benefit)	266.6	(195.8)	622.9
Deferred tax expense (benefit):
Federal	(84.3)	64.5	(665.0)
Total deferred tax expense (benefit)	(84.3)	64.5	(665.0)
Total income tax expense (benefit)	$ 182.3	$ (131.3)	$ (42.1)

Income taxes were different from the amount computed by applying the federal income tax rate to income (loss) before income taxes for the following reasons for the years ended December 31, 2012, 2011 and 2010:

	Years Ended December 31,
	2012	2011	2010
Income (loss) before income taxes	$ 5.3	$ 20.8	$ 63.3
Tax rate	35.0%	35.0%	35.0%
Income tax expense (benefit) at federal statutory rate	1.9	7.3	22.2
Tax effect of:
Dividends received deduction	(72.9)	(30.3)	(75.9)
Valuation allowance	247.9	(109.0)	64.0
Audit settlements	(0.1)	3.3	(49.2)
Tax credits	(2.0)	(2.0)	(3.5)
Prior year tax	6.9	—	—
Other	0.6	(0.6)	0.3
Income tax expense (benefit)	182.3	(131.3)	(42.1)

                                                                                                       C-65

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Temporary Differences

The tax effects of temporary differences that give rise to Deferred tax assets and Deferred tax liabilities at December 31, 2012 and 2011, are presented below.

	2012	2011
Deferred tax assets:
Insurance reserves	$ 1,035.9	$ 1,003.3
Investments	940.6	662.7
Employee compensation and benefits	29.4	50.7
Other assets	183.0	172.6
Total gross assets before valuation allowance	2,188.9	1,889.3
Less: Valuation allowance	220.3	12.1
Assets, net of valuation allowance	1,968.6	1,877.2

Deferred tax liabilities:
Deferred policy acquisition costs	(1,293.8)	(1,500.6)
Net unrealized investment (gains) losses	(652.1)	(275.2)
Value of business acquired	(20.6)	(29.2)
Other liabilities	(35.0)	(33.6)
Total gross liabilities	(2,001.5)	(1,838.6)
Net deferred income tax asset (liability)	$ (32.9)	$ 38.6

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. As of December 31,
2012 and 2011, the Company had a tax valuation allowance of $406.0 and $158.1, respectively, that was allocated to Net income (loss) and $(185.7) and $(146.0), respectively, that was allocated to Other comprehensive income. Therefore, after consideration of available sources of taxable income required to realize the Company's deferred tax assets in the future, the
Company had a tax valuation allowance of $220.3 related to deferred tax assets as of December 31, 2012.

Tax Sharing Agreement

The Company had a payable to ING U.S., Inc. of $22.6 and receivable of $204.0 as of December 31, 2012 and 2011, respectively, for federal income taxes under the intercompany tax sharing agreement.

The results of the Company's operations are included in the consolidated tax return of ING U.S., Inc. Generally, the
Company's financial statements recognize the current and deferred income tax consequences that result from the Company's activities during the current and preceding periods pursuant to the provisions of Income Taxes (ASC 740) as if the Company were a separate taxpayer rather than a member of ING U.S., Inc.'s consolidated income tax return group with the exception of any net operating loss carryforwards and capital loss carryforwards, which are recorded pursuant to the tax sharing agreement.
The Company's tax sharing agreement with ING U.S., Inc. states that for each taxable year prior to January 1, 2013 during which the Company is included in a consolidated federal income tax return with ING U.S., Inc., ING U.S., Inc. will pay to the
Company an amount equal to the tax benefit of the Company's net operating loss carryforwards and capital loss carryforwards generated in such year, without regard to whether such net operating loss carryforwards and capital loss carryforwards are actually utilized in the reduction of the consolidated federal income tax liability for any consolidated taxable year.

Effective January 1, 2013, the Company entered into a new tax sharing agreement with ING U.S., Inc. which provides that, for
2013 and subsequent years, ING U.S., Inc. will pay the Company for the tax benefits of ordinary and capital losses only in the event that the consolidated tax group actually uses the tax benefit of losses generated.

                                                                                                   C-66

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrecognized Tax Benefits

Reconciliations of the change in the unrecognized income tax benefits for the years ended December 31, 2012, 2011and 2010 are as follows:

	2012	2011	2010
Balance at beginning of period	$ 2.7	$ 28.0	$ 60.3
Additions for tax positions related to prior years	—	6.1	28.0
Reductions for tax positions related to prior years	—	(6.1)	(60.2)
Reductions for settlements with taxing authorities	—	(25.3)	(0.1)
Balance at end of period	$ 2.7	$ 2.7	$ 28.0

The Company had $2.7 of unrecognized tax benefits as of December 31, 2012 and 2011, that would affect the Company's effective tax rate if recognized.

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in Current income taxes and
Income tax expense on the Balance Sheets and Statements of Operations, respectively. The Company had no accrued interest for the years ended December 31, 2012 and 2011.

Tax Regulatory Matters

In March 2012, the Internal Revenue Service ("IRS") completed its examination of the Company's return for tax year 2010.
The 2010 audit settlement did not have a material impact on the financial statements.

The Company is currently under audit by the IRS for tax years 2011 and 2012 and it is expected that the examination of tax year 2011 will be finalized within the next twelve months. The timing of the payment (if any) of the remaining allowance of
$2.7 cannot be reliably estimated. The Company and the IRS have agreed to participate in the Compliance Assurance Program
("CAP") for the tax years 2011, 2012 and 2013.

12. Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation ("ING North America") sponsors the ING Americas Retirement Plan (the
"Retirement Plan"), effective as of December 31, 2001. Substantially all employees of ING North America and its affiliates
(excluding certain employees) are eligible to participate, including the Company's employees. ING North America filed a request for a determination letter on the qualified status of the Retirement Plan, but has not yet received a favorable determination letter.

Beginning January 1, 2012, the Retirement Plan implemented a cash balance pension formula instead of a final average pay
("FAP") formula, allowing all eligible employees to participate in the Retirement Plan. Participants will earn an annual credit equal to 4% of eligible pay. Interest is credited monthly based on a 30-year U.S. Treasury securities bond rate published by the
Internal Revenue Service in the preceding August of each year. The accrued vested cash balance benefit is portable;
participants can take it when they leave the Company's employ. For participants in the Retirement Plan as of December 31,
2012, there will be a two-year transition period from the Retirement Plan's current FAP formula to the cash balance pension formula. Due to ASC Topic 715 requirements, the accounting impact of the change in the Retirement Plan was recognized upon Board approval November 10, 2011. This change had no material impact on the financial statements.

The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation ("PBGC"). As of January 1, 2002, each participant in the Retirement Plan
(except for certain specified employees) earns a benefit under a FAP formula. Subsequent to December 31, 2001, ING North

                                                                                                C-67

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees' participation in the Retirement Plan were $7.7, $11.5 and $11.0, for the years ended December 31, 2012, 2011 and 2010, respectively, and are included in Operating expenses in the Statements of Operations.

Defined Contribution Plan

ING North America sponsors the ING Americas Savings Plan and ESOP (the "Savings Plan"). Substantially all employees of
ING North America and its affiliates (excluding certain employees) are eligible to participate, including the Company's employees other than Company agents. The Savings Plan is a tax-qualified defined contribution retirement plan, which includes an employee stock ownership plan ("ESOP") component. The Savings Plan was amended effective January 1, 2011, to permit Roth 401(k) contributions to be made to the Plan. ING North America filed a request for a determination letter on the qualified status of the Plan and received a favorable determination letter dated May 19, 2009. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6.0% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule, although certain specified participants are subject to a 5-year graded vesting schedule. All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. The cost allocated to the Company for the Savings Plan were $3.2, $3.3 and $2.4, for the years ended December 31, 2012, 2011 and 2010, respectively, and are included in Operating expenses in the Statements of
Operations.

Non-Qualified Retirement Plans

Effective December 31, 2001, the Company, in conjunction with ING North America, offered certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the "SERPs"). Benefits under the SERPs are determined based on an eligible employee's years of service and average annual compensation for the highest five years during the last ten years of employment.

Effective January 1, 2012, the Supplemental Executive Retirement Plan was amended to coordinate with the amendment of the
Retirement Plan from its current final average pay formula to a cash balance formula.

The SERPs are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

Obligations and Funded Status

The following table summarizes the benefit obligations, fair value of plan assets and funded status, for the SERPs for the years ended December 31, 2012 and 2011.

	2012	2011
Change in obligation:
Projected benefit obligation, January 1	$ 25.2	$ 25.5
Interest cost	1.2	1.3
Benefits paid	(1.3)	(1.1)
Actuarial gain on obligation	(0.2)	(0.2)
Plan adjustments	—	(0.3)
Benefit obligation, December 31	$ 24.9	$ 25.2
Fair Value of Plan Assets:
Fair value of plan assets, December 31	$ —	$ —

                                                                                                   C-68

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

Amounts recognized in the Balance Sheets consist of:

	2012		2011
Accrued benefit cost	$ (24.9	) $	(25.2)
Accumulated other comprehensive loss (income):
Prior service cost	(0.2)		(0.3)
Net amount recognized	$ (25.1	) $	(25.5)

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2012 and 2011, benefit obligation for the
SERPs were as follows:

	2012	2011
Discount rate	4.05%	4.75%
Rate of compensation increase	4.00%	4.00%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries, including a discounted cash flow analysis of the Company's pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the SERP. Based upon all available information, it was determined that 4.05% was the appropriate discount rate as of December 31, 2012, to calculate the Company's accrued benefit liability.

The weighted-average assumptions used in calculating the net pension cost were as follows:

	2012	2011	2010
Discount rate	4.75%	5.50%	6.00%
Rate of increase in compensation levels	4.00%	4.00%	3.00%

Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs for the years ended December 31, 2012, 2011 and 2010, were as follows:

	2012	2011	2010
Interest cost	$ 1.2	$ 1.3	$ 1.5
Amortization of prior service cost (credit)	(0.1)	—	—
Net loss (gain) recognition	(0.2)	(0.2)	(0.8)
Net periodic benefit cost	$ 0.9	$ 1.1	$ 0.7

Cash Flows

In 2012, the employer contributed $1.5 to the SERPs. Future expected benefit payments related to the SERPs for the years ended December 31, 2013 through 2017, and thereafter through 2022, are estimated to be $1.5, $1.5, $1.5, $1.5, $1.5 and $7.8, respectively.

Stock Option and Share Plans

Long-term Equity Ownership Plan: Starting in 2004, ING Group began issuing options under the Long-term Equity Ownership
Plan (“leo”). Under leo, participants are awarded both stock options and performance shares. Leo options are nonqualified

                                                                                             C-69

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

options on ING Group shares in the form of American Depository Receipts (“ADRs”). The leo options give the recipient the right to purchase an ING Group share in the form of ADRs at a price equal to the fair market value of one ING Group share on the date of grant. The options have a ten-year term and vest three years from the grant date subject to the participant meeting the three-year service vesting condition. Upon vesting, participants generally have up to seven years in which to exercise their vested options. A shorter exercise period applies in the event of termination due to redundancy, business divestiture, voluntary termination, or termination for cause.

Leo performance shares are a contingent grant of ING Group stock and generally vest three years from the grant date, and can range from 0-200% of target based on ING’s Total Shareholder Return (“TSR”) relative to a peer group of global financial services companies as determined at the end of the vesting period. To vest, a participant must be actively employed on the vesting date, although immediate vesting will occur in the event of the participant’s death, disability or retirement. If a participant is terminated due to redundancy or business divestiture, vesting will occur but in only a portion of the award.
Unvested shares are generally subject to forfeiture when an employee voluntarily terminates employment or is terminated for cause (as defined in the leo plan document).

Long-term Sustainable Performance Plan performance shares (“LSPP”) were granted on March 30, 2011 and 2012 with a three year graded vesting schedule. Participants were awarded a conditional right to receive a number of ING Group shares in the form of ADR's in the future. Awards under the LSPP vest, and shares are delivered 1/3 each of the first, second and third anniversary of the award date, provided the participants are still employed by ING. The LSPP performance shares are subject to a performance measure. The number of ADR's that would be ultimately granted at the end of each performance period is dependent upon a measure of the Company's performance over that period.

At the end of the specified performance period, the extent to which ING’s performance targets have been met will determine the actual number of leo and LSPP performance shares that the participants will receive on the vesting date.

The Company was allocated from ING compensation expense for the leo options, leo performance shares and LSPP of $5.1,
$4.2 and $2.6, for the years ended December 31, 2012, 2011 and 2010, respectively.

For leo, the Company recognized minimal tax benefits in December 31, 2012, 2011 and 2010.

Other Benefit Plans

In addition to providing retirement plan benefits, the Company, in conjunction with ING North America, provides certain supplemental retirement benefits to eligible employees and health care and life insurance benefits to retired employees and other eligible dependents. The supplemental retirement plan includes a non-qualified defined benefit pension plan and a non-
qualified defined contribution plan, which means all benefits are payable from the general assets of the Company. The post-
retirement health care plan is contributory, with retiree contribution levels adjusted annually and the Company subsidizes a portion of the monthly per-participant premium. Beginning August 1, 2009, the Company moved from self-insuring its supplemental health care costs and began to use a private-fee-for-service Medicare Advantage program for post-Medicare eligible retired participants. In addition, effective October 1, 2009, the Company no longer subsidizes medical premium costs for early retirees. This change does not impact any participant currently retired and receiving coverage under the plan or any employee who is eligible for coverage under the plan and whose employment ended before October 1, 2009. The Company continues to offer access to medical coverage until retirees become eligible for Medicare. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage. The ING Americas Deferred Compensation
Savings Plan is a deferred compensation plan that includes a 401(k) excess component. The benefits charges allocated to the
Company related to all of these plans for the years ended December 31, 2012, 2011 and 2010 were $3.5, $3.4 and $2.1, respectively.

13.      Commitments and Contingencies

Leases

The Company leases its office space and certain equipment under operating leases, the longest term of which expires in 2017.

                                                                                                    C-70

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

For the years ended December 31, 2012, 2011 and 2010, rent expense for leases was $6.9, $7.7 and $8.4, respectively. The future net minimum payments under noncancelable leases for the years ended December 31, 2013 through 2017 are estimated to be $7.2, $7.3, $7.2, $6.6 and $5.3, respectively, and $0.0, thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company were paid for by an affiliate and allocated back to the Company.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments.

As of December 31, 2012 and 2011, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $304.7 and $255.3, respectively.

Collateral

Under the terms of the Company’s Over-The-Counter Derivative International Swaps and Derivatives Association, Inc.
Agreements ("ISDA Agreements"), the Company may receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA Agreements will be met with regard to the CSA. The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. As of December 31, 2012 and 2011, the Company held $766.7 and
$821.2, of net cash collateral, respectively, related to derivative contracts, which was included in Payables under securities loan agreement, including collateral held, on the Balance Sheets. In addition, as of December 31, 2012 and 2011, the Company delivered collateral of $579.3 and $779.8, respectively, in fixed maturities pledged under derivatives contracts, which was included in Securities pledged on the Balance Sheets.

Federal Home Loan Bank Funding

The Company is a member of the Federal Home Loan Bank of Des Moines ("FHLB") and is required to maintain collateral that backs funding agreements issued to the FHLB. As of December 31, 2012 and 2011, the Company had $1,548.0 and $1,579.6,
respectively, in non-putable funding agreements, including accrued interest, issued to the FHLB. These non-putable funding agreements are included in Future policy benefits and contract owner account balances on the Balance Sheets. As of
December 31, 2012 and 2011, assets with a market value of $1,855.1 and $1,897.9, respectively, collateralized the funding agreements to the FHLB. Assets pledged to the FHLB are included in Fixed maturities, available-for-sale, on the Balance
Sheets.

Restricted Assets

The Company is required to maintain assets on deposit with various regulatory authorities to support its insurance operation.
The Company may also post collateral in connection with certain securities lending, repurchase agreements, funding agreement, LOC and derivative transactions as described further in this note. The components of the fair value of the restricted assets were as follows as of December 31, 2012 and 2011:

	2012	2011
Fixed maturity collateral pledged to FHLB	$ 1,855.1	$ 1,897.9
FHLB restricted stock(1)	78.9	80.3
Other fixed maturities-state deposits	12.1	12.2
Securities pledged(2)	714.0	1,012.8
Total restricted assets	$ 2,660.1	$ 3,003.2

(1) Reported in Other investments on the Balance Sheets. Refer to Other investments in Business, Basis of Presentation and Significant Accounting Policies
note for further discussion.
(2) Includes the fair value of loaned securities of $134.7 and $233.0 as of December 31, 2012 and 2011, respectively, which is included in Securities pledged on the Balance Sheets.

                                                                                   C-71

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Litigation and Regulatory Matters

The Company is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonable possible verdict. The variability in pleading requirement and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim oftentimes bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including negligence, breach of contract, fraud, violation of regulation or statute, breach of fiduciary duty, negligent misrepresentation, failure to supervise, elder abuse and other torts. Due to the uncertainties of litigation, the outcome of a litigation matter and the amount or range of potential loss is difficult to forecast and a determination of potential losses requires significant management judgment.

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters and litigation. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that the outcome of pending litigation and regulatory matters is not likely to have such an effect. However, given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain of the
Company's litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required to be made. Accordingly, the Company's estimate reflects both types of matters. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued, the estimate reflects the reasonably possible range of loss in excess of the accrued amounts. For other matters included within this estimation for which a reasonably possible but not probable range of loss exists, the estimate reflects the reasonably possible and unaccrued loss or range of loss. As of December 31, 2012, the Company estimates the aggregate range of reasonably possible losses in excess of any amounts accrued for these matters as of such date, is not material to the Company.

For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. It is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

14.       Related Party Transactions

Operating Agreements

The Company has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

                                                                                                    C-72

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

  Underwriting and distribution agreement with Directed Services LLC ("DSL") (successor by merger to Directed Services,
  Inc.), an affiliated broker-dealer, whereby DSL serves as the principal underwriter for variable insurance   products issued
  by the Company. DSL is authorized to enter into agreements with broker-dealers to distribute the   Company's variable
  products and appoint representatives of the broker-dealers as agents. For the years ended   December 31, 2012, 2011 and
  2010, commissions were incurred in the amounts of $208.0, $201.1 and $204.3,   respectively.
  Asset management agreement with ING Investment Management LLC ("IIM"), an affiliate, in which IIM provides asset
  management, administration and accounting services for ING USA's general account. The Company records a   fee, which
  is paid quarterly, based on the value of the assets under management. For the years ended December 31,   2012, 2011 and
  2010, expenses were incurred in the amounts of $50.3, $56.2 and $49.0, respectively.
  Intercompany agreement with DSL pursuant to which DSL agreed, effective January 1, 2010, to pay the Company, on a
  monthly basis, a portion of the revenues DSL earns as investment adviser to certain U.S. registered investment   companies
  that are investment options under certain of the Company's variable insurance products. For the years   ended December 31,
  2012, 2011 and 2010, revenue under the DSL intercompany agreement was $141.1, $143.4 and   $146.9, respectively.
  Intercompany agreement with IIM pursuant to which IIM agreed, effective January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues IIM earns as investment adviser to certain U.S. registered investment companies
  that are investment options under certain of the Company's variable insurance products. For the years   ended December 31,
  2012, 2011 and 2010, revenue under the IIM intercompany agreement was $33.8, $35.3 and   $32.0, respectively.
  Services agreements with ING North America, dated September 1, 2000 and January 1, 2001, respectively, for administrative, management, financial, information technology and finance and treasury services. For the years ended
  December 31, 2012 2011 and 2010, expenses were incurred in the amounts of $109.3, $110.3 and $91.6, respectively.
  Effective October 1, 2010, the services agreement with ING North America dated January 1, 2001, was amended in order
  for the Company to provide ING North America with use of the corporate office facility at 5780 Powers Ferry   Road,
  N.W., Atlanta, GA (the "Atlanta Office") in exchange for ING North America's payment of the Company's   direct and
  indirect costs for the Atlanta Office.
  Services agreement between the Company and its U.S. insurance company affiliates dated January 1, 2001, amended effective January 1, 2002 and December 31, 2007, for administrative, management, professional, advisory, consulting and other services. For the years ended December 31, 2012, 2011 and 2010, expenses related to the agreements were incurred in the amount of $16.4, $14.0 and $31.0, respectively.
  Administrative Services Agreement between the Company, ReliaStar Life Insurance Company of New York ("RLNY"),
  an affiliate and other U.S. insurance company affiliates dated March 1, 2003, amended effective August 1,   2004, in which
  the Company and affiliates provide services to RLNY. For the years ended December 31, 2012, 2011   and 2010, revenue
  related to the agreement was $3.3, $3.1 and $2.1, respectively.
  Services agreement between the Company, Security Life of Denver Insurance Company ("SLD"), an affiliate, and IIM whereby IIM provides administrative, management, professional, advisory, consulting and other services to the Company
  and SLD with respect to its Financial Products unit. For the years ended December 31, 2012, 2011 and   2010, the Company
  incurred expenses of $4.0, $3.6 and $4.8, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company's expense and cost allocation methods. Revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those incurred if the Company was not a wholly owned subsidiary of its Parent.

Reinsurance Agreements

Reinsurance Ceded

Waiver of Premium - Coinsurance Funds Withheld

Effective October 1, 2010, the Company entered into a coinsurance funds withheld agreement with its affiliate, Security Life of
Denver International Limited ("SLDI"). Under the terms of the agreement, the Company ceded to SLDI 100% of the group life waiver of premium liability (except for groups covered under rate credit agreements) assumed from RLI, related to the Group
Annual Term Coinsurance Funds Withheld agreement between the Company and RLI described under "Reinsurance Assumed"
below.

                                                                                                       C-73

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Upon inception of the agreement, the Company paid SLDI a premium of $245.6. At the same time, the Company established a funds withheld liability for $188.5 to SLDI and SLDI purchased a $65.0 letter of credit to support the ceded Statutory reserves of $245.6. In addition, the Company recognized a gain of $17.9 based on the difference between the premium paid and the ceded U.S. GAAP reserves of $227.7, which offsets the $57.1 ceding allowance paid by SLDI. The ceding allowance will be amortized over the life of the business.

As of December 31, 2012 and 2011, the value of the funds withheld liability under this agreement was $191.4 and $190.7, which is included in Funds held under reinsurance treaties with affiliates on the Balance Sheets. In addition, as of
December 31, 2012 and 2011, the Company had an embedded derivative under this agreement with a value of $7.7 and $(4.8), respectively, which is recorded in Funds held under reinsurance treaties with affiliates on the Balance Sheets.

Guaranteed Living Benefit - Coinsurance and Coinsurance Funds Withheld

Effective June 30, 2008, the Company entered into an automatic reinsurance agreement with its affiliate, SLDI, covering 100%
of the benefits guaranteed under specific variable annuity guaranteed living benefit riders attached to certain variable annuity contracts issued by the Company on or after January 1, 2000.

Also effective June 30, 2008, the Company entered into a services agreement with SLDI, under which the Company provides certain actuarial risk modeling consulting services to SLDI with respect to hedge positions undertaken by SLDI in connection with the reinsurance agreement. For the years ended December 31, 2012, 2011 and 2010, revenue related to the agreement was
$12.0, $12.4 and $11.9, respectively.

Effective July 1, 2009, the reinsurance agreement was amended and restated to change the reinsurance basis from coinsurance to a combined coinsurance and coinsurance funds withheld basis. On July 31, 2009, SLDI transferred assets with a market value of $3.2 billion to the Company and the Company deposited those assets into a funds withheld trust account. As of
December 31, 2012, the assets on deposit in the trust account increased to $3.9 billion . The Company also established a corresponding funds withheld liability to SLDI, which is included in Funds held under reinsurance treaties with affiliates on the
Balance Sheets. Funds held under reinsurance treaties with affiliates had a balance of $3.6 billion and $5.0 billion, at
December 31, 2012 and 2011, respectively. In addition, as of December 31, 2012 and 2011, the Company had an embedded derivative with a value of $293.6 and $235.7, respectively, which is recorded in Funds held under reinsurance treaties with affiliates on the Balance Sheets.

Also effective July 1, 2009, the Company and SLDI entered into an asset management services agreement, under which SLDI serves as asset manager for the funds withheld account. SLDI has retained its affiliate, ING Investment Management LLC, as subadviser for the funds withheld account.

Effective October 1, 2011, the Company and SLDI entered into an amended and restated automatic reinsurance agreement in order to provide more flexibility to the Company and SLDI with respect to the collateralization of the reserves related to the variable annuity guaranteed living benefits reinsured under the agreement.

At December 31, 2012 and 2011, reserves ceded by the Company under this agreement were $2.1 billion and $1.9 billion, respectively. In addition, a deferred loss in the amount of $343.9 and $365.3 at December 31, 2012 and 2011, respectively, is included in Other assets on the Balance Sheets and is amortized over the reinsurance period of benefit.

Multi-year Guaranteed Fixed Annuity - Coinsurance

Effective May 1, 2005, the Company entered into a coinsurance agreement with its affiliate, Security Life of Denver Insurance
Company ("SLD"). Under the terms of the agreement, SLD assumed and accepted the responsibility for paying, when due,
100% of the liabilities arising under the multi-year guaranteed fixed annuity contracts issued by the Company between
January 1, 2001 and December 31, 2003. In addition, the Company assigned to SLD all future premiums received by the
Company attributable to the ceded contracts.

Under the terms of the agreement, the Company ceded $2.5 billion in account balances and transferred a ceding commission and $2.7 billion in assets to SLD, resulting in a realized capital gain of $47.9 to the Company, which reduced the ceding commission.

                                                                                             C-74

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The coinsurance agreement is accounted for using the deposit method. As such, $2.7 billion of Deposit receivable from affiliate was established on the Balance Sheets. As of December 31, 2012 and 2011, the receivable was $901.7 and $1,377.6, respectively, and is adjusted over the life of the agreement based on cash settlements and the experience of the contracts, as well as for amortization of the ceding commission. The Company incurred amortization expense of the negative ceding commission of $10.8, $7.2 and $21.4, for the years ended December 31, 2012, 2011 and 2010, respectively, which is recorded in Other expenses in the Statements of Operations.

Universal Life - Coinsurance

Effective January 1, 2000, the Company entered into a 100% coinsurance agreement with its affiliate, SLD, covering certain universal life policies which had been issued and in force as of, as well as any such policies issued after, the effective date of the agreement. As of December 31, 2012 and 2011, reserves ceded by the Company under this agreement were $19.3 and
$18.7, respectively.

Guaranteed Investment Contract - Coinsurance

Effective August 20, 1999, the Company entered into a Facultative Coinsurance Agreement with its affiliate, SLD. Under the terms of the agreement, the Company facultatively cedes, from time to time, certain GICs to SLD on a 100% coinsurance basis.
The Company utilizes this reinsurance facility primarily for diversification and asset-liability management purposes in connection with this business. Senior management of the Company has established a current maximum of $4.0 billion for GIC reserves ceded under this agreement.

GIC reserves ceded by the Company under this agreement were $505.6 and $121.4 at December 31, 2012 and 2011, respectively.

Reinsurance Assumed

Level Premium Term Life Insurance - Stop-loss

Effective October 1, 2010, the Company entered into a stop-loss agreement with its affiliate, RLI under which the Company agreed to indemnify and reinsure RLI for the aggregate mortality risk under certain level premium term life insurance policies issued by RLI between January 1, 2009 and December 31, 2009 and certain level premium term life insurance policies assumed by RLI from ReliaStar Life Insurance Company of New York under an Automatic Coinsurance Agreement effective March 1,
2008. Under the terms of the agreement, the Company will make benefit payments to RLI equal to the amount of claims in excess of the attachment point (equal to a percentage of net reinsurance premium) up to the maximum fully covered benefit.

Effective April 1, 2012, the agreement was recaptured by RLI and terminated, and there was no consideration received by the
Company upon such recapture and termination.

Effective January 1, 2012, the Company entered into a stop-loss agreement with RLI, which was amended and restated April 1,
2012 to include the recaptured business described above, under which the Company agreed to indemnify RLI, and RLI agreed to reinsure with the Company, the aggregate mortality risk under the combined blocks of level premium term life insurance policies issued by RLI between January 1, 2009 and December 31, 2009 and also between January 1, 2012 and December 31,
2012. This coverage included certain level premium term life insurance policies assumed by RLI from ReliaStar Life
Insurance Company of New York under an Automatic Coinsurance Agreement effective March 1, 2008. Under the terms of the agreement, the Company will make benefit payments to RLI equal to the amount of claims in excess of the attachment point
(equal to a percentage of net reinsurance premium) up to the maximum fully covered benefit.

The stop-loss agreement is accounted for using the deposit method. A fee receivable from affiliate of $0.9 and $0.5 as of
December 31, 2012 and 2011, respectively, is included in Future policy benefits and contract owner account balances on the
Balance Sheets. The fee is accrued for and subsequently settled in cash each quarterly accounting period.

Effective July 1, 2012, the Company entered into a stop-loss agreement with its affiliate, SLD under which the Company agrees to indemnify SLD, and SLD agrees to reinsure with the Company, aggregate mortality risk under certain level premium term life insurance policies assumed by SLD from RLI and written by either RLI or RLNY with issue dates between January 1,
2007 and March 31, 2008 and between January 1, 2010 and December 31, 2010. Under the terms of the agreement, the

                                                                                               C-75

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Company will make benefit payments to SLD equal to the amount of claims in excess of the attachment point (equal to a percentage of net reinsurance premium) up to the maximum fully covered benefit.
The stop-loss agreement is accounted for using the deposit method. A fee receivable from affiliate of $0.9 as of December 31,
2012 is included in Future policy benefits and contract owner account balances on the Balance Sheets. The fee is accrued for and subsequently settled in cash each quarterly accounting period.

Group Annual Term - Coinsurance Funds Withheld

Effective December 31, 2008, the Company entered into a coinsurance funds withheld agreement with RLI for an indefinite duration. Under the terms of the agreement, the Company assumed 100% quota share of RLI's net retained liability under certain Employee Benefits Group Annual Term policies, including disability waiver of premium.

The initial premium of $219.9 was equal to the aggregate reserve assumed by the Company. Thereafter, premiums are equal to the total earned gross premiums collected by RLI from policyholders. RLI will retain all reinsurance premiums payable to the
Company as funds withheld, as security for ceded liabilities and against which ceded losses will be offset. Monthly, the
Company will receive or pay a net settlement. This agreement was amended and restated October 1, 2010 to better reflect the current investment environment and to modify the treatment of claims under certain policies under which claims are not paid in the form of a single lump sum; the underlying terms described above remained unchanged. (Please see also description of
Waiver of Premium - Coinsurance Funds Withheld Agreement between the Company and SLDI under "Reinsurance Ceded"
above).

As of December 31, 2012 and 2011, reserves assumed by the Company under this agreement were $456.4 and $453.1, respectively.

Reciprocal Loan Agreement

The Company maintains a reciprocal loan agreement with ING U.S., Inc., an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in
January 2004 and expires on January 14, 2014, either party can borrow from the other up to 3.0% of the Company's statutory net admitted assets, excluding Separate Accounts, as of the preceding December 31. Interest on any ING USA borrowing is charged at the rate of ING U.S., Inc.'s cost of funds for the interest period, plus 0.15%. Interest on any ING U.S., Inc.
borrowing is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.

Under this agreement, the Company did not incur interest expense for the year ended December 31, 2012, 2011 and 2010. The
Company earned interest income of $0.4, $1.0 and $1.2, for the years ended December 31, 2012, 2011 and 2010, respectively.
Interest expense and income are included in Interest expense and Net investment income, respectively, on the Statements of
Operations. As of December 31, 2012, the Company did not have any outstanding receivable with ING U.S., Inc. under reciprocal loan agreement. As of December 31, 2011, the Company had an outstanding receivable $535.9, with ING U.S., Inc.
under the reciprocal loan agreement.

Long-Term Debt with Affiliates

The Company issued a 30-year surplus note in the principal amount of $35.0 on December 8, 1999, to its affiliate, SLD, which matures on December 7, 2029. Interest is charged at an annual rate of 7.98%. Payment of the note and related accrued interest is subordinate to payments due to contract owners and claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders. Any payment of principal and/or interest made is subject to the prior approval of the Iowa Insurance Commissioner. Interest expense was $2.8 for each of the years ended December 31, 2012, 2011 and 2010, respectively.

On December 29, 2004, the Company issued surplus notes in the aggregate principal amount of $400.0 (the "Notes"), scheduled to mature on December 29, 2034, to its affiliates, ING Life Insurance and Annuity Company, RLI and SLDI. The
Notes bear interest at a rate of 6.26% per year. Any payment of principal and/or interest is subject to the prior approval of the
Iowa Insurance Commissioner. Interest expense was $25.4 for each of the years ended December 31, 2012, 2011 and 2010, respectively.

                                                                                              C-76

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Funding Agreement

On August 10, 2007, the Company issued an extendable funding agreement to its parent, Lion, upon receipt of a single deposit in the amount of $500.0. To fund the purchase of the funding agreement, Lion issued a promissory note to its indirect parent company, ING Insurance, which has been guaranteed by Lion's immediate parent, ING U.S., Inc.

The funding agreement was scheduled to mature on August 10, 2012, however it was terminated on September 14, 2011, with an early termination fee paid to the Company of $3.2.

Alt-A Back-up Facility

On January 26, 2009, ING, for itself and on behalf of certain subsidiaries, including the Company, reached an agreement with the Dutch State on an Illiquid Asset Back Up Facility (the "Alt-A Back-up Facility") regarding Alt-A RMBS owned by certain subsidiaries of ING U.S., Inc., including the Company. Pursuant to this transaction, the Company transferred all risks and rewards on 80% of a $1.6 billion par Alt-A RMBS portfolio to ING Support Holding B.V. ("ING Support Holding"), a wholly owned subsidiary of ING Group by means of the granting of a participation interest to ING Support Holding. ING and ING
Support Holding entered into a back-to-back arrangement with the Dutch State on this 80%. As a result of this first transaction, the Company retained 20% of the exposure for any results on the $1.6 billion Alt-A RMBS portfolio.

The purchase price for the participation payable by the Dutch State was set at 90% of the par value of the 80% interest in the securities as of that date. This purchase price was payable in installments, was recognized as a loan granted to the Dutch State with a value of $1.2 billion, and was recorded as Loan-Dutch State Obligation on the Balance Sheets (the "Dutch State
Obligation"). Under the transaction, other fees were payable by both the Company and the Dutch State. The Company incurred net fees of $2.3, $3.0 and $3.4 in the years ended December 31, 2012, 2011 and 2010, respectively.

The Company executed a second transaction effective January 26, 2009, in which an additional $29.8 par Alt-A RMBS portfolio owned by the Company were sold to ING Direct Bancorp. ING Direct Bancorp paid cash in the amount of $21.4 for
80% of the Company's additional $29.8 par Alt-A RMBS and included those purchased securities as part of its Alt-A RMBS portfolio sale to the Dutch State. ING Direct Bancorp paid cash in the amount of $3.6 and retained the remaining 20% of this
Alt-A RMBS portfolio.

On November 13, 2012, ING, all participating ING U.S., Inc. subsidiaries, including the Company, ING Support Holding and
ING Bank N.V. ("ING Bank") entered into restructuring arrangements with the Dutch State, which closed the following day
(the "Termination Agreement"). Pursuant to the restructuring transaction, the Company sold the Dutch State Obligation to ING
Support Holding at fair value and transferred legal title to 80% of the securities subject to the Alt-A Back-up Facility to ING
Bank. The restructuring resulted in an immaterial pre-tax loss. Following the restructuring transaction, the Company continues to own 20% of the Alt-A RMBS from the first transaction. The Company has the right to sell these securities, subject to a right of first refusal granted to ING Bank.

Derivatives

As of December 31, 2012 and 2011, the Company had call options with a notional amount of $256.7 and $382.2, respectively, and market value of $2.8 and $4.9, respectively, with ING Bank, an affiliate. Each of these contracts was entered into as a result of a competitive bid, which included unaffiliated counterparties.

                                                                                            C-77

PART C - OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)	Financial Statements:
(1)		Included in Part A:
Condensed Financial Information
(2)		Included in Part B:
Condensed Financial Information (Accumulation Unit Values)
Financial Statements of Separate Account B:
	-	Report of Independent Registered Public Accounting Firm
	-	Statements of Assets and Liabilities as of December 31, 2012
	-	Statements of Operations for the year ended December 31, 2012
	-	Statements of Changes in Net Assets for the years ended December 31, 2012 and 2011
	-	Notes to Financial Statements
Financial Statements of ING USA Annuity and Life Insurance Company:
	-	Report of Independent Registered Public Accounting Firm
	-	Balance Sheets as of December 31, 2012 and 2011
	-	Statements of Operations for the years ended December 31, 2012, 2011, and 2010
	-	Statements of Comprehensive Income for the years ended December 31, 2012, 2011, and 2010
	-	Statements of Changes in Shareholder’s Equity for the years ended December 31,
2012, 2011, and 2010
	-	Statements of Cash Flows for the years ended December 31, 2012, 2011, and 2010
	-	Notes to Financial Statements

(b)	Exhibits:

(1)		Resolution of the board of directors of Depositor authorizing the establishment of the
Registrant, incorporated herein by reference to Post-Effective Amendment No. 29 to a
Registration Statement on form N-4 for Golden American Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on April 30,
1999 (File Nos. 033-23351, 811-05626).

(2)		Not applicable.

(3)	a.	Distribution Agreement between the Depositor and Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 29 to a Registration Statement on
form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-
05626).

	b.	Form of Dealers Agreement, incorporated herein by reference to Post-Effective
Amendment No. 29 to a Registration Statement on form N-4 for Golden American Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

	c.	Organizational Agreement, incorporated herein by reference to Post-Effective
Amendment No. 29 to a Registration Statement on form N-4 for Golden American Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

	d.	Addendum to Organizational Agreement, incorporated herein by reference to Post-
Effective Amendment No. 29 to a Registration Statement on form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

	e.	Expense Reimbursement Agreement, incorporated herein by reference to Post-Effective
Amendment No. 29 to a Registration Statement on form N-4 for Golden American Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

	f.	Form of Assignment Agreement for Organizational Agreement, incorporated herein by reference to Post-Effective Amendment No. 29 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-
05626).

	g.	Amendment to the Distribution Agreement between ING USA and Directed Services
Inc., incorporated herein by reference to Post-Effective Amendment No. 26 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on April 13,
2004 (File Nos. 333-28755, 811-05626).

	h.	Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between
Directed Services LLC and ING USA Annuity and Life Insurance Company,
incorporated herein by reference to Post Effective Amendment No. 55 to a Registration
Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on April 6, 2011 (File
Nos. 333-28679, 811-05626).

	i.	Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between
ING Investment Management LLC and ING USA Annuity and Life Insurance Company,
incorporated herein by reference to Post Effective Amendment No. 55 to a Registration
Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on April 6, 2011 (File
Nos. 333-28679, 811-05626).

(4)	a.	Individual Deferred Combination Variable and Fixed Annuity Contract, incorporated herein by reference to Post-Effective Amendment No. 12 to a Registration Statement on
Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 23, 1999 (File Nos. 033-59261, 811-
05626).

	b.	Group Deferred Combination Variable and Fixed Annuity Contract, incorporated herein by reference to Post-Effective Amendment No. 12 to a Registration Statement on Form
N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 23, 1999 (File Nos. 033-59261, 811-
05626).

	c.	Individual Deferred Variable Annuity Contract, incorporated herein by reference to Post-
Effective Amendment No. 12 to a Registration Statement on Form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 23, 1999 (File Nos. 033-59261, 811-05626).

d.	Individual Retirement Annuity Rider (GA-RA-1009) (12/02), incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form N-4
for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-
05626).

e.	ROTH Individual Retirement Annuity Rider (GA-RA-1038) (12/02), incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form
N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-
05626).

f.	Minimum Guaranteed Income Benefit Rider (IU-RA-1047) (01/05), incorporated herein by reference to Post-Effective Amendment No. 31 to a Registration Statement on Form
N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on or about April 20, 2005 (File Nos. 333-
28755, 811-05626).

g.	Minimum Guaranteed Income Benefit Rider (IU-RA-1047) (08-06), incorporated herein by reference to an Initial Registration Statement on Form N-4 for ING USA Annuity and
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

h.	Minimum Guaranteed Withdrawal Benefit Rider (GA-RA-1048) (01/02), incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on
Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on February 13, 2004 (File Nos. 333-
28679, 811-05626).

i.	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING
PrincipalGuard) (GA-RA-1046), incorporated herein by reference to Post-Effective
Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on or about February 13, 2004 (File Nos. 333-28755, 811-05626).

j.	Excluded Funds Endorsement. (Inforce Riders), incorporated herein by reference to Post-
Effective Amendment No.12 to a Registration Statement on Form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 23, 2001 (File Nos. 333-28769, 811-05626).

k.	Guaranteed Death Benefit Transfer Endorsement No. 1 (7% Solution Enhanced) (GA-
RA-1044-1) (01/02), incorporated herein by reference to Post-Effective Amendment No.
25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
February 13, 2004 (File Nos. 333-28679, 811-05626).

l.	Guaranteed Death Benefit Transfer Endorsement No. 2 (Ratchet Enhanced) (GA-RA-
1044-2) (10/03), incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
February 13, 2004 (File Nos. 333-28679, 811-05626).

m.	Guaranteed Death Benefit Transfer Endorsement No. 3 (Standard) (GA-RA-1044-3)
(01/02), incorporated herein by reference to Post-Effective Amendment No. 25 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on February 13,
2004 (File Nos. 333-28679, 811-05626).

n.	Guaranteed Death Benefit Transfer Endorsement No. 4 (Max 7 Enhanced) (GA-RA-
1044-4) (10/03), incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
February 13, 2004 (File Nos. 333-28679, 811-05626).

o.	Guaranteed Death Benefit Transfer Endorsement No. 5 (Base Death Benefit),
incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration
Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on February 13, 2004
(File Nos. 333-28679, 811-05626).

p.	Guaranteed Death Benefit Transfer Endorsement No. 6 (Inforce Contracts) (GA-RA-
1044-6) (01/02), incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
February 13, 2004 (File Nos. 333-28679, 811-05626).

q.	Earnings Enhancement Death Benefit Rider (GA-RA-1086), incorporated herein by reference to Post-Effective Amendment No. 14 to a Registration Statement on Form N-4
for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on or about April 23, 2001 (File Nos. 333-28755,
811-05626).

r.	Simple Retirement Account Rider (GA-RA-1026) (12/02), incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form N-4
for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-
05626).

s.	403(b) Rider (GA-RA-1040), incorporated herein by reference to Post-Effective
Amendment No. 34 to a Registration Statement on Form N-4 for Golden American Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 15, 2003 (File Nos. 033-23351, 811-05626).

t.	Section 72 Rider (GA-RA-1001) (12/94), incorporated herein by reference to an Initial
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on May 9, 2006
(File Nos. 333-133944, 811-05626).

u.	Section 72 Rider (GA-RA-1002) (12/94), incorporated herein by reference to an Initial
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on May 9, 2006
(File Nos. 333-133944, 811-05626).

	v.	Nursing Home Waiver for Group Certificates (GA-RA-1003) (12/94), incorporated herein by reference to an Initial Registration Statement on Form N-4 for ING USA
Annuity and Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

	w.	Nursing Home Waiver for Individual Certificates (GA-RA-1004) (12/94), incorporated herein by reference to an Initial Registration Statement on Form N-4 for ING USA
Annuity and Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

	x.	Company Address and Name Change Endorsement, incorporated herein by reference to
Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING
USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on February 13, 2004 (File Nos. 333-28679, 811-05626).

(5)	a.	Deferred Variable Annuity Application, incorporated herein by reference to Post-
Effective Amendment No. 34 to a Registration Statement on Form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-05626).

	b.	Group Deferred Combination Variable and Fixed Annuity Enrollment Form,
incorporated herein by reference to Post-Effective Amendment No.13 to a Registration
Statement on Form N-4 for Golden American Life Insurance Company Separate Account
B filed with the Securities and Exchange Commission on December 2, 1999 (File Nos.
033-59261, 811-05626).

(6)	a.	Amendment to Articles of Incorporation Providing for the Name Change of Golden
American Life Insurance Company, dated (11/21/03), incorporated herein by reference to
Post-Effective Amendment No. 1 to a Registration Statement on Form S-1 for ING USA
Annuity and Life Insurance Company filed with the Securities and Exchange
Commission on April 9, 2007 (File Nos. 333-133076).

	b.	Amendment to Articles of Incorporation Providing for the Change in Purpose and
Powers of ING USA Annuity and Life Insurance Company, dated (03/04/04), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration
Statement on Form S-1 for ING USA Annuity and Life Insurance Company filed with the Securities and Exchange Commission on April 9, 2007 (File Nos. 333-133076).

	c.	Amended and Restated By-Laws of ING USA Annuity and Life Insurance Company,
dated (12/15/04), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form S-1 for ING USA Annuity and Life Insurance
Company filed with the Securities and Exchange Commission on April 9, 2007 (File
Nos. 333-133076).

	d.	Resolution of the board of directors for Power of Attorney, dated 04/23/99, incorporated herein by reference to Post-Effective Amendment No. 12 to a Registration Statement on
Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 23, 1999 (File Nos. 033-59261, 811-
05626).

	e.	Articles of Merger and Agreement and Plan of Merger of USGALC, ULAIC, ELICI into
GALIC and renamed ING USA Annuity and Life Insurance Company, dated 06/25/03, incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration
Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on or about February 13,
2004 (File Nos. 333-28755, 811-05626).

(7)		Not Applicable.

(8)	a.	Service Agreement by and between Golden American Life Insurance Company and
Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment
No. 28 to a Registration Statement on form N-4 for Golden American Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
May 1, 1998 (File Nos. 033-23351, 811-05626).

	b.	Asset Management Agreement between Golden American Life Insurance Company and
ING Investment Management LLC, incorporated herein by reference to Post-Effective
Amendment No. 29 to a Registration Statement on form N-4 for Golden American Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

	c.	Participation Agreement by and between AIM Variable Insurance Funds, Inc., Golden
American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 26, 2002 (File Nos. 033-23351, 811-
05626).

	d.	Amendment to Participation Agreement by and between AIM Variable Insurance Funds,
Inc., Golden American Life Insurance Company and Directed Services, Inc.,
incorporated herein by reference to Post-Effective amendment No. 8 to a Registration
Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on December 2, 2005
(File Nos. 333-33914, 811-05626).

	e.	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October
16, 2007 between AIM Investment Services, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits Administrators
Inc. Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

	f.	Participation Agreement between Golden American Life Insurance Company, American
Funds Insurance Series and Capital Research and Management Company, incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on
Form N-6 for ReliaStar Life Insurance Company Select * Life Variable Account filed with the Securities and Exchange Commission on July 17, 2003 (File Number 333-
105319).

g.	Fourth Amended and Restated Fund Participation Agreement entered into as of the 28th day of April, 2008, as amended among ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company of New York, ING Investors Trust, ING Investments,
LLC, ING Funds Distributor, LLC, American Funds Insurance Series and Capital
Research and Management Company, incorporated herein by reference to Post-Effective
Amendment No. 14 to a Registration Statement on Form N-4 For ReliaStar Life
Insurance Company of New York Separate Account NY-B filed with the Securities and
Exchange Commission on December 29, 2008 (File Nos. 333-115515, 811-07935).

h.	Amendment No. 1 to the Fourth Amended and Restated Fund Participation Agreement
entered into as of the 28th day of April, 2008, as amended among ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company of New York, ING
Investors Trust, ING Investments, LLC, ING Investments Distributor, LLC, American
Funds Insurance Series and Capital Research and Management Company (effective
December 14, 2010), incorporated herein by reference to Post-Effective Amendment No.
55 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
April 6, 2011 (File Nos. 333-28679, 811-05626).

i.	Participation Agreement by and between ING Investors Trust, Golden American Life
Insurance Company and Directed Services, Inc., incorporated herein by reference to
Post-Effective Amendment No. 6 to a Registration Statement on Form N-4 for ING USA
Annuity and Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 21, 2005 (File Nos. 333-70600, 811-05626).

j.	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of
Denver Insurance Company and Systematized Benefits Administrators Inc., incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-
4 (File No. 033-75962), as filed on June 15, 2007.

k.	Participation Agreement by and between ING Variable Insurance Trust, Golden
American Life Insurance Company and ING Mutual Funds Management Co. LLC and
ING Funds Distributor, Inc., incorporated herein by reference to Post-Effective amendment No. 32 to a Registration Statement on form N-4 for Golden American Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 26, 2002 (File Nos. 033-23351, 811-05626).

l.	Participation Agreement by and between Pilgrim Variable Products Trust, Golden
American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective amendment No. 32 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 26, 2002 (File Nos. 033-23351, 811-
05626).

m.	Amendment to Participation Agreement by and between ING Variable Products Trust,
Golden American Life Insurance Company, ING Investments, LLC and ING Funds
Distributor, Inc., incorporated herein by reference to Post-Effective amendment No. 8 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
December 2, 2005 (File Nos. 333-33914, 811-05626).

n.	Participation Agreement by and between ING Variable Portfolios, Inc., Golden
American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4
for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 29, 2002 (File Nos. 333-70600, 811-
05626).

o.	Participation Agreement by and between Portfolio Partners, Inc., Golden American Life
Insurance Company and Directed Services, Inc. incorporated herein by reference to Post-
Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 29, 2002 (File Nos. 333-70600, 811-05626).

p.	Amendment to Participation Agreement by and between Portfolio Partners, Inc., Golden
American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4
for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 29, 2002 (File Nos. 333-70600, 811-
05626).

q.	Second Amendment to Participation Agreement by and between ING Partners, Inc.,
Golden American Life Insurance Company, ING Life Insurance and Annuity Company
and ING Financial Advisers, LLC, incorporated herein by reference to Post-Effective amendment No. 8 to a Registration Statement on Form N-4 for ING USA Annuity and
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

r.	Participation Agreement by and between Fidelity Distributors Corporation, Golden
American Life Insurance Company and Variable Insurance Products Funds, incorporated herein by reference to Post-Effective amendment No. 32 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 26, 2002 (File Nos. 033-23351, 811-
05626).

s.	Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors
Corporation, ING Partners, Inc., ING Life Insurance and Annuity Company, ING USA
Annuity and Life Insurance Company, ING Insurance Company of America, ReliaStar
Life Insurance Company, ReliaStar Life Insurance Company of New York and Security
Life of Denver Insurance Company dated November 11, 2004, incorporated herein by reference to Post-Effective Amendment No. 8 to a Registration Statement on Form N-4
for ING USA Annuity and Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on December 2, 2005 (File Nos. 333-33914, 811-
05626).

t.	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October
16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits Administrators
Inc., incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

u.	Amended and Restated Participation Agreement as of December 30, 2005 by and among
Franklin Templeton Variable Insurance Products Trust/Templeton Distributors, Inc.,
ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York and Directed Services, Inc., incorporated herein by reference to Post Effective
Amendment No. 17 of a Registration Statement on Form N-4 for ReliaStar Life
Insurance Company Separate Account NY-B filed with the Securities and Exchange
Commission on February 1, 2007 (File Nos. 333-85618, 811-07935).

tv	Participation Agreement by and between PIMCO Variable Insurance Trust, Golden
American Life Insurance Company and PIMCO Funds Distributors LLC, incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on
Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on June 23, 2000 (File Nos. 333-33914, 811-
05626).

w.	Amendment to Participation Agreement by and between PIMCO Variable Insurance
Trust, Golden American Life Insurance Company and PIMCO Funds Distributors LLC,
incorporated herein by reference to Post-Effective Amendment No. 8 to a Registration
Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on December 2, 2005
(File Nos. 333-33914, 811-05626).

x.	Participation Agreement by and between Pioneer Variable Contracts Trust, Golden
American Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer
Funds Distributor, Inc., incorporated herein by reference to Post-Effective Amendment
No. 32 to a Registration Statement on form N-4 for Golden American Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
April 26, 2002 (File Nos. 033-23351, 811-05626).

y.	Participation Agreement by and between ProFunds, Golden American Life Insurance
Company and ProFunds Advisors LLC, incorporated herein by reference to Post-
Effective Amendment No. 8 to a Registration Statement on Form N-4 for ING USA
Annuity and Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

z.	Amendment to Participation Agreement by and between ProFunds, Golden American
Life Insurance Company and ProFunds Advisors LLC, incorporated herein by reference to Post-Effective Amendment No. 8 to a Registration Statement on Form N-4 for ING
USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

aa.	Participation Agreement by and between Prudential Series Fund, Inc., Golden American
Life Insurance Company Prudential Insurance Company of America and Prudential
Investment Management Services LLC, incorporated herein by reference to Pre-Effective
Amendment No. 1 to a Registration Statement on Form N-4 for Golden American Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on June 23, 2000 (File Nos. 333-33914, 811-05626).

bb.	Amendment to Participation Agreement by and between Prudential Series Fund, Inc.,
Golden American Life Insurance Company, Prudential Insurance Company of America
and Prudential Investment Management Services LLC, incorporated herein by reference to Post-Effective Amendment No. 9 to a Registration Statement on form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on December 15, 2000 (File Nos. 333-28679, 811-05626).

cc.	Rule 22c-2 Agreement dated no later than April 16, 2007, and is effective as of October
16, 2007, between BlackRock Distributors, Inc., on behalf of and as distributor for the
BlackRock Funds and the Merrill Lynch family of funds and ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc, incorporated by reference to Post-Effective Amendment No. 43 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on April 7, 2008
(File Nos. 333-28755, 811-05626).

dd.	Participation Agreement dated April 25, 2008, by and among BlackRock Variable Series
Funds, Inc., BlackRock Distributors, Inc., ING USA Annuity and Life Insurance
Company and ReliaStar Life Insurance Company of New York, incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-6 Registration Statement
of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on
April 7, 2009; file No. 33-57244.

ee.	Amendment No. 1, dated as of April 24, 2009, and effective as of May 1, 2009, to the
Participation Agreement dated April 25, 2008, by and between BlackRock Variable
Series Funds, Inc., BlackRock Investments, LLC and ING USA Annuity and Life
Insurance Company and ReliaStar Life Insurance Company of New York, incorporated herein by reference to Post-Effective Amendment No. 27 to the Form N-6 Registration
Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account,
filed on August 18, 2009; file No. 33-57244.

ff.	Administrative Services Agreement dated April 25, 2008, by and among BlackRock
Advisors, LLC and ING USA Annuity and Life Insurance Company and ReliaStar Life
Insurance Company of New York, incorporated herein by reference to Post-Effective
Amendment No. 26 to the Form N-6 Registration Statement of ReliaStar Life Insurance
Company and its Select*Life Separate Account, filed on April 7, 2009; file No. 33-
57244.

gg.	Amendment No. 1, dated as of April 24, 2009, and effective as of May 1, 2009, to
Administrative Services Agreement dated April 25, 2008, by and among BlackRock
Variable Series Funds, Inc., BlackRock Investments, LLC and ING USA Annuity and
Life Insurance Company and ReliaStar Life Insurance Company of New York,
incorporated herein by reference to Post-Effective Amendment No. 27 to the Form N-6
Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate
Account, filed on August 18, 2009; file No. 33-57244.

	hh.	Participation Agreement among ING Investors Trust, Directed Services LLC, ING USA
Annuity and Life Insurance Company, ReliaStar Life Insurance Company of New York,
DFA Investment Dimensions Group Inc. and Dimensional Fund Advisors LP dated April
29, 2010, incorporated herein by reference to Post-Effective Amendment No. 54 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on December
15, 2010 (File Nos. 333-28679, 811-05626).

	ii.	Amendment No. 1, dated as of September 20, 2010, to Participation Agreement among
ING Investors Trust, Directed Services LLC, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company of New York, DFA Investment
Dimensions Group Inc. and Dimensional Fund Advisors LP dated April 29, 2010, incorporated herein by reference to Post-Effective Amendment No. 54 to a Registration
Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on December 15, 2010
(File Nos. 333-28679, 811-05626).

	jj.	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among Columbia Management Services, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Life Insurance Company and Systematized Benefits
Administrators Inc., incorporated by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.

(9)		Opinion and Consent of Counsel, attached.

(10)		Consent of Independent Registered Public Accounting Firm, attached.

(11)		Not Applicable.

(12)		Not Applicable.

(13)		Powers of Attorney, attached.

ITEM 25: DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name	Principal Business Address	Position(s) with Depositor
Michael S. Smith*	1475 Dunwoody Drive	President and Director
West Chester, PA 19380
Mary (Maliz) E. Beams*	One Orange Way	Director and Executive Vice
	Windsor, CT 06095	President
Ewout L. Steenbergen*	230 Park Avenue	Director and Executive Vice
	New York, NY 10169	President, Finance
Donald W. Britton*	20 Washington Avenue South	Director
Minneapolis, MN 55401
Alain M. Karaoglan*	230 Park Avenue	Director
New York, NY 10169
Rodney O. Martin*	230 Park Avenue	Director
New York, NY 10169
Steven T. Pierson*	5780 Powers Ferry Road	Senior Vice President and Chief
	Atlanta, GA 30327-4390	Accounting Officer
Christina Hack*	1475 Dunwoody Drive	Senior Vice President and Chief
	West Chester, PA 19380	Financial Officer

Name	Principal Business Address	Position(s) with Depositor
Michael Gioffre	One Orange Way	Senior Vice President and Chief
	Windsor, CT 06095-4774	Compliance Officer
Megan Huddleston	One Orange Way	Senior Vice President and Secretary
Windsor, CT 06095
Patrick D. Lusk	1475 Dunwoody Drive	Senior Vice President and Appointed
	West Chester, PA 19380	Actuary
Diane McCarthy	1475 Dunwoody Drive	Senior Vice President, Finance
West Chester, PA 19380
David S. Pendergrass	5780 Powers Ferry Road	Senior Vice President and Treasurer
Atlanta, GA 30327-4390
Justin Smith	230 Park Avenue	Senior Vice President and Deputy
	New York, NY 10169	General Counsel
Boyd G. Combs	5780 Powers Ferry Road	Senior Vice President, Tax
Atlanta, GA 30327-4390
Christine Hurtsellers	5780 Powers Ferry Road	Senior Vice President
Atlanta, GA 30327-4390
Mark B. Kaye	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Gilbert E. Mathis	5780 Powers Ferry Road	Senior Vice President
Atlanta, GA 30327-4390
Daniel P. Mulheran, Sr.	20 Washington Avenue South	Senior Vice President
Minneapolis, MN 55401

*Principal delegated legal authority to execute this registration statement pursuant to Powers of Attorney,
Exhibit 13, attached.

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 11 to Registration
Statement on Form N-4 for Variable Annuity Account I of ING Life Insurance and Annuity Company
(File No. 333-130822), as filed with the Securities and Exchange Commission on April 3, 2013.

ITEM 27: NUMBER OF CONTRACT OWNERS

As of February 28, 2013 there are 3,275 qualified contract owners and 4,407 non-qualified contract owners.

ITEM 28: INDEMNIFICATION

ING USA Annuity and Life Insurance Company shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of ING USA Annuity and Life Insurance Company as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney’s fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

ING USA Annuity and Life Insurance Company may also, to the extent permitted by law, indemnify any other person who is or was serving ING USA Annuity and Life Insurance Company in any capacity. The
Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Iowa, ING U.S., Inc. maintains Professional
Liability and fidelity bond insurance policies issued by an international insurer. The policies cover ING
U.S., Inc. and any company in which ING U.S., Inc. has a controlling financial interest of 50% or more.
These policies include either or both the principal underwriter, the depositor and any/all assets under the care, custody and control of ING U.S., Inc. and/or its subsidiaries. The policies provide for the following types of coverage: errors and omissions/professional liability, employment practices liability and fidelity/crime (a/k/a “Financial Institutional Bond”).

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the
Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) In addition to the Registrant, Directed Services LLC serves as principal underwriter for all contracts issued by ING USA Annuity and Life Insurance Company through its Separate Accounts A, B and EQ and Alger Separate Account A and ReliaStar Life Insurance Company of New York through its Separate
Account NY-B. Also, Directed Services LLC serves as investment advisor to ING Investors Trust and
ING Partners, Inc.

(b) The following information is furnished with respect to the principal officers and directors of Directed
Services LLC, the Registrant’s Distributor.

Name	Principal Business Address	Positions and Offices with Underwriter
Chad Tope	909 Locust Street	President and Director
Des Moines, IA 50309

Richard E. Gelfand	1475 Dunwoody Drive	Chief Financial Officer
West Chester, PA 19380-1478

Patrick J. Kennedy	One Orange Way	Director
Windsor, CT 06095

Shaun P. Mathews	One Orange Way	Executive Vice President
Windsor, CT 06095

Kimberly A. Anderson	7337 E Doubletree Ranch Road,	Senior Vice President
Scottsdale, AZ 85258

Stanley D. Vyner	230 Park Avenue, 13th Floor	Senior Vice President
New York, NY 10169

Name	Principal Business Address	Positions and Offices with Underwriter

Michael J. Roland	7337 E Doubletree Ranch Road,	Investment Advisor Chief Compliance
	Scottsdale, AZ 85258	and Senior Vice President

Regina Gordon	One Orange Way	Chief Compliance Officer
Windsor, CT 06095

Julius A. Drelick, III	7337 E Doubletree Ranch Road	Vice President
Scottsdale, AZ 85258

Heather H. Hackett	230 Park Avenue, 13th Floor	Vice President
New York, NY 10169

Jody Hrazanek	230 Park Avenue, 13th Floor	Vice President
New York, NY 10169

Todd R. Modic	7337 E Doubletree Ranch Road	Vice President
Scottsdale, AZ 85258

David S. Pendergrass	5780 Powers Ferry Road	Vice President and Treasurer
Atlanta, GA 30327-4390

Jason R. Rausch	230 Park Avenue, 13th Floor	Vice President
New York, NY 10169

Steve Sedmak	230 Park Avenue, 13th Floor	Vice President
New York, NY 10169

Spencer T. Shell	5780 Powers Ferry Road	Vice President and Assistant Treasurer
Atlanta, GA 30327-4390

May Tong	230 Park Avenue, 13th Floor	Vice President
New York, NY 10169

Paul L. Zemsky	230 Park Avenue, 13th Floor	Vice President
New York, NY 10169

Megan Huddleston	One Orange Way	Secretary
Windsor, CT 06095

Huey Falgout	7337 E Doubletree Ranch Road	Assistant Secretary
Scottsdale, AZ 85258

Tina M. Nelson	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Melissa Ann	20 Washington Avenue South	Assistant Secretary
O’Donnell	Minneapolis, MN 55401

Jennifer Ogren	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Randall K. Price	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Name	Principal Business Address	Positions and Offices with Underwriter

Susan M. Vega	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

(c)
2012 Net
Underwriting
Name of Principal	Discounts and	Compensation	Brokerage
Underwriter	Commission	on Redemption	Commissions	Compensation
Directed Services	$207,972,770.50	$0	$0	$0
LLC

ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by the Depositor and located at: 909 Locust Street, Des Moines, Iowa 50309, 1475 Dunwoody
Drive, West Chester, PA 19380 and at 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted;

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional
Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

1. The account meets the definition of a “separate account” under federal securities laws.

2. ING USA Annuity and Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, ING
USA Annuity and Life Insurance Company, Separate Account B, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of West Chester, Commonwealth of
Pennsylvania, on the 19th day of April, 2013.

SEPARATE ACCOUNT B
(Registrant)
By:	ING USA ANNUITY AND LIFE INSURANCE COMPANY
(Depositor)
By:	Michael S. Smith*
Michael S. Smith
President and Director (principal executive officer)

By:	/s/ Nicholas Morinigo
Nicholas Morinigo as
Attorney-in-Fact

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 19, 2013.

Signatures	Titles
Michael S. Smith*	President and Director
Michael S. Smith	(principal executive officer)

Steven T. Pierson*	Senior Vice President and Chief Accounting Officer
Steven T. Pierson

Christina Hack*	Senior Vice President and Chief Financial Officer
Christina Hack

Ewout L. Steenbergen*	Director
Ewout L. Steenbergen

Mary (Maliz) E. Beams*
Mary (Maliz) E. Beams	Director

Donald W. Britton*	Director
Donald W. Britton

Alain M. Karaoglan*
Alain M. Karaoglan	Director

Rodney O. Martin*	Director
Rodney O. Martin

By:	/s/ Nicholas Morinigo
Nicholas Morinigo as
Attorney-in-Fact

*Executed by Nicholas Morinigo on behalf of those indicated pursuant to Powers of Attorney.

EXHIBIT INDEX
ITEM	EXHIBIT	PAGE #
24(b)(9)	Opinion and Consent of Counsel	EX-99.B9
24(b)(10)	Consent of Independent Registered Public Accounting Firm	EX-99.B10
24(b)(13)	Powers of Attorney	EX-99.B13